UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and Address of agent of service)

Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2009 – September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust (unaudited)
Schedules of Investments (in thousands, except for contracts)
September 30, 2009

		Shares/Par/
JNL Institutional Alt 20 Fund (b)		Contracts (q)	Value
INVESTMENT FUNDS - 97.5%
JNL/AIM Real Estate Fund (1.2%) (a)		433	$ 3,195
JNL/Credit Suisse Commodity Securities Fund (0.8%) (a)		466	4,018
JNL/Credit Suisse Long/Short Fund (1.7%) (a)		282	2,031
JNL/Goldman Sachs Emerging Markets Debt Fund (1.6%) (a)		168	1,970
JNL/Lazard Emerging Markets Fund (0.4%) (a)		224	2,142
JNL/Mellon Capital Management Bond Index Fund (4.8%) (a)		2,626	30,729
JNL/Mellon Capital Management International Index Fund (1.9%) (a)		1,049	12,499
JNL/Mellon Capital Management Nasdaq 25 Fund (4.0%) (a)		439	4,039
JNL/Mellon Capital Management S&P 24 Fund (15.3%) (a)		1,474	11,765
JNL/Mellon Capital Management S&P SMid 60 Fund (5.1%) (a)		842	7,488
JNL/Mellon Capital Management Select Small-Cap Fund (1.3%) (a)		430	3,918
JNL/Mellon Capital Management Value Line 30 Fund (1.5%) (a)		880	8,865
JNL/PIMCO Real Return Fund (0.2%) (a)		169	1,958
JNL/PPM America High Yield Bond Fund (0.4%) (a)		331	2,043
JNL/Red Rocks Listed Private Equity Fund (2.2%) (a)		391	3,259

Total Investment Funds (cost $93,707)			99,919

Total Investments - 97.5% (cost $93,707)			99,919
Other Assets and Liabilities, Net - 2.5%			2,585
Total Net Assets - 100%			$ 102,504

JNL Institutional Alt 35 Fund (b)
INVESTMENT FUNDS - 98.6%
JNL/AIM Real Estate Fund (3.2%) (a)		1,173	$ 8,654
JNL/Credit Suisse Commodity Securities Fund (2.7%) (a)		1,517	13,076
JNL/Credit Suisse Long/Short Fund (6.7%) (a)		1,141	8,212
JNL/Goldman Sachs Emerging Markets Debt Fund (3.8%) (a)		406	4,762
JNL/Lazard Emerging Markets Fund (0.9%) (a)		549	5,239
JNL/Mellon Capital Management Bond Index Fund (5.5%) (a)		3,027	35,421
JNL/Mellon Capital Management International Index Fund (2.9%) (a)		1,566	18,655
JNL/Mellon Capital Management Nasdaq 25 Fund (4.8%) (a)		530	4,880
JNL/Mellon Capital Management S&P 24 Fund (22.6%) (a)		2,174	17,352
JNL/Mellon Capital Management S&P SMid 60 Fund (7.2%) (a)		1,180	10,495
JNL/Mellon Capital Management Select Small-Cap Fund (1.5%) (a)		517	4,718
JNL/Mellon Capital Management Value Line 30 Fund (2.2%) (a)		1,259	12,674
JNL/PPM America High Yield Bond Fund (1.3%) (a)		1,071	6,620
JNL/Red Rocks Listed Private Equity Fund (8.4%) (a)		1,496	12,477

Total Investment Funds (cost $149,991)			163,235

Total Investments - 98.6% (cost $149,991)			163,235
Other Assets and Liabilities, Net - 1.4%			2,340
Total Net Assets - 100%			$ 165,575

JNL Institutional Alt 50 Fund (b)
INVESTMENT FUNDS - 98.9%
JNL/AIM Real Estate Fund (1.1%) (a)		2,310	$ 17,046
JNL/Credit Suisse Commodity Securities Fund (3.5%) (a)		1,453	12,529
JNL/Credit Suisse Long/Short Fund (5.6%) (a)		2,502	18,012
JNL/Goldman Sachs Emerging Markets Debt Fund (1.3%) (a)		595	6,977
JNL/Lazard Emerging Markets Fund (1.8%) (a)		799	7,633
JNL/Mellon Capital Management Bond Index Fund (6.5%) (a)		2,611	30,545
JNL/Mellon Capital Management International Index Fund (1.5%) (a)		1,402	16,699
JNL/Mellon Capital Management Nasdaq 25 Fund (2.6%) (a)		388	3,572
JNL/Mellon Capital Management S&P 24 Fund (2.6%) (a)		1,738	13,871
JNL/Mellon Capital Management S&P SMid 60 Fund (18.1%) (a)		1,074	9,544
JNL/Mellon Capital Management Select Small-Cap Fund (6.3%) (a)		379	3,460
JNL/Mellon Capital Management Value Line 30 Fund (14.7%) (a)		1,038	10,452
JNL/PPM America High Yield Bond Fund (4.8%) (a)		1,173	7,252
JNL/Red Rocks Listed Private Equity Fund (15.7%) (a)		2,794	23,302

Total Investment Funds (cost $165,414)			180,894

Total Investments - 98.9% (cost $165,414)			180,894
Other Assets and Liabilities, Net - 1.1%			2,069
Total Net Assets - 100%			$ 182,963

JNL Institutional Alt 65 Fund (b)
INVESTMENT FUNDS - 97.3%
JNL/AIM Real Estate Fund (4.8%) (a)		1,785	$ 13,172
JNL/Credit Suisse Commodity Securities Fund (1.9%) (a)		1,052	9,072
JNL/Credit Suisse Long/Short Fund (15.0%) (a)		2,548	18,348
JNL/Goldman Sachs Emerging Markets Debt Fund (4.5%) (a)		476	5,580
JNL/Lazard Emerging Markets Fund (1.1%) (a)		632	6,039
JNL/Mellon Capital Management Bond Index Fund (1.5%) (a)		838	9,803
JNL/Mellon Capital Management International Index Fund (1.3%) (a)		691	8,227
JNL/Mellon Capital Management Nasdaq 25 Fund (2.3%) (a)		248	2,279
JNL/Mellon Capital Management S&P 24 Fund (10.1%) (a)		973	7,768
JNL/Mellon Capital Management S&P SMid 60 Fund (3.3%) (a)		542	4,816
JNL/Mellon Capital Management Select Small-Cap Fund (0.7%) (a)		243	2,217
JNL/Mellon Capital Management Value Line 30 Fund (0.8%) (a)		442	4,455
JNL/PPM America High Yield Bond Fund (0.7%) (a)		561	3,466
JNL/Red Rocks Listed Private Equity Fund (14%) (a)		2,497	20,823

Total Investment Funds (cost $106,354)			116,065

Total Investments - 97.3% (cost $106,354)			116,065
Other Assets and Liabilities, Net - 2.7%			3,186
Total Net Assets - 100%			$ 119,251

JNL/AIM International Growth Fund
COMMON STOCKS - 89.4%
CONSUMER DISCRETIONARY - 10.7%
Adidas AG		33	$ 1,764
Compass Group Plc		929	5,676
Denso Corp. (e)		86	2,523
Esprit Holdings Ltd.		374	2,507
Grupo Televisa SA - ADR		202	3,750
Hyundai Mobis		12	1,688
Informa Plc		613	3,089
Li & Fung Ltd.		796	3,210
Puma AG Rudolf Dassler Sport		15	5,118
Reed Elsevier Plc		432	3,229
Toyota Motor Corp. (e)		67	2,649
WPP Plc		370	3,177
			38,380
CONSUMER STAPLES - 14.9%
Anheuser-Busch InBev NV		193	8,814
British American Tobacco Plc		126	3,951
Cadbury Plc		164	2,110
Danone SA		41	2,490
Imperial Tobacco Group Plc		287	8,297
Koninklijke Ahold NV		215	2,590
Nestle SA		182	7,739
Reckitt Benckiser Group Plc		166	8,111
Tesco Plc		905	5,780
Unilever NV		57	1,651
Woolworths Ltd.		72	1,870
			53,403
ENERGY - 9.3%
BG Group Plc		242	4,208
Canadian Natural Resources Ltd.		47	3,172
EnCana Corp.		43	2,499
ENI SpA (e)		209	5,226
Petroleo Brasileiro SA - ADR		84	3,317
Petroleum Geo-Services ASA (c)		178	1,737
Suncor Energy Inc. (e)		110	3,829
Talisman Energy Inc.		206	3,587
Total SA		94	5,597
			33,172
FINANCIALS - 6.1%
Akbank T.A.S.		425	2,465
AXA SA		130	3,531
BNP Paribas		63	4,999
Deutsche Boerse AG		19	1,551
QBE Insurance Group Ltd.		182	3,868
United Overseas Bank Ltd.		447	5,325
			21,739
HEALTH CARE - 17.1%
Bayer AG (e)		104	7,203
Cochlear Ltd.		82	4,811
CSL Ltd.		120	3,538
Merck KGaA (e)		53	5,262
Novo-Nordisk A/S - Class B (e)		100	6,267
Roche Holding AG (e)		62	9,993
Shire Plc		420	7,280
Smith & Nephew Plc		185	1,656
Sonova Holding AG (e)		57	5,785
Teva Pharmaceutical Industries Ltd. - ADR		194	9,787
			61,582
INDUSTRIALS - 10.6%
BAE Systems Plc		544	3,036
Bharat Heavy Electricals Ltd.		48	2,307
Bombardier Inc. - Class B		387	1,798
Canadian National Railway Co.		54	2,636
Capita Group Plc		229	2,641
Fanuc Ltd. (e)		37	3,345
Finmeccanica SpA		357	6,316
Hutchison Whampoa Ltd.		690	4,981
Keppel Corp. Ltd.		846	4,865
Singapore Technologies Engineering Ltd.		1,487	2,903
TNT NV		126	3,389
			38,217
INFORMATION TECHNOLOGY - 7.9%
Cap Gemini SA		33	1,752
Hoya Corp.		147	3,465
Infosys Technologies Ltd. - ADR (e)		143	6,931
Keyence Corp. (e)		16	3,393
Nidec Corp. (e)		62	5,060
Nokia Oyj (e)		120	1,771
SAP AG (e)		35	1,689
Taiwan Semiconductor Manufacturing Co. Ltd.		2,154	4,323
			28,384
MATERIALS - 3.9%
BHP Billiton Ltd.		193	6,432
CRH Plc		83	2,287
Syngenta AG		23	5,290
			14,009
TELECOMMUNICATION SERVICES - 7.5%
America Movil SAB de CV - ADR		148	6,492
Koninklijke KPN NV		281	4,660
Philippine Long Distance Telephone Co.		99	5,018
Telefonica SA (e)		166	4,591
Vodafone Group Plc		2,826	6,332
			27,093
UTILITIES - 1.4%
International Power Plc		1,091	5,037

Total Common Stocks (cost $332,213)			321,016

RIGHTS - 0.1%
BNP Paribas (c)		63	135

Total Rights (cost $0)			135

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		1,173	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,173)			-

SHORT TERM INVESTMENTS - 20.4%
Mutual Funds - 7.8%
JNL Money Market Fund, 0.11% (a) (h)		28,084	28,084

Securities Lending Collateral - 12.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		29,739	29,739
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		15,694	15,592
			45,331

Total Short Term Investments (cost $73,517)			73,415

Total Investments - 109.9% (cost $406,903)			394,566
Other Assets and Liabilities, Net - (9.9%)			(35,476)
Total Net Assets - 100%			$ 359,090

JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 15.6%
Apollo Group Inc. - Class A (c) (e)		147	$ 10,805
AutoZone Inc. (c)		71	10,430
Darden Restaurants Inc.		113	3,853
Dollar Tree Inc. (c)		121	5,892
Gap Inc. (e)		286	6,125
Home Depot Inc.		199	5,293
J.C. Penney Co. Inc. (e)		260	8,761
Kohl's Corp. (c)		101	5,782
Limited Brands Inc.		395	6,703
Ross Stores Inc. (e)		175	8,350
Sherwin-Williams Co.		127	7,659
Target Corp.		118	5,504
			85,157
ENERGY - 6.4%
Diamond Offshore Drilling Inc. (e)		56	5,392
ENSCO International Inc. (e)		138	5,857
National Oilwell Varco Inc. (c)		158	6,808
Occidental Petroleum Corp.		217	16,974
			35,031
FINANCIALS - 6.8%
BlackRock Inc. (e)		28	6,003
Chubb Corp.		121	6,082
Goldman Sachs Group Inc. (e)		70	12,900
TD Ameritrade Holding Corp. (c)		273	5,364
Unum Group		316	6,765
			37,114
HEALTH CARE - 13.5%
Abbott Laboratories		84	4,178
Amgen Inc. (c)		279	16,804
Express Scripts Inc. (c) (e)		83	6,422
Gilead Sciences Inc. (c) (e)		190	8,833
Johnson & Johnson		111	6,768
McKesson Corp.		99	5,902
Medco Health Solutions Inc. (c)		148	8,174
Quest Diagnostics Inc. (e)		86	4,471
UnitedHealth Group Inc.		243	6,072
WellPoint Inc. (c)		123	5,833
			73,457
INDUSTRIALS - 9.3%
ABB Ltd. (c)		369	7,412
Fluor Corp.		191	9,712
Goodrich Corp.		105	5,699
Joy Global Inc. (e)		104	5,075
Norfolk Southern Corp.		111	4,768
Union Pacific Corp. (e)		97	5,646
United Technologies Corp.		95	5,783
URS Corp. (c)		149	6,485
			50,580
INFORMATION TECHNOLOGY - 38.6%
Accenture Plc (c)		309	11,520
Apple Inc. (c) (e)		152	28,260
BMC Software Inc. (c) (e)		308	11,546
Cisco Systems Inc. (c)		437	10,277
Cognizant Technology Solutions Corp. (c)		162	6,251
EMC Corp. (c) (e)		712	12,124
Flextronics International Ltd. (c)		744	5,553
Google Inc. - Class A (c) (e)		17	8,515
Hewlett-Packard Co.		543	25,638
International Business Machines Corp.		112	13,391
Marvell Technology Group Ltd. (c)		453	7,331
MasterCard Inc. (e)		27	5,557
Microsoft Corp.		330	8,553
Netease.com - ADR (c) (e)		150	6,870
Oracle Corp.		718	14,957
Shanda Interactive Entertainment Ltd. - ADR (c) (e)		138	7,043
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		473	5,188
Texas Instruments Inc. (e)		321	7,616
Western Digital Corp. (c)		213	7,787
Xilinx Inc.		257	6,015
			209,992
MATERIALS - 5.5%
BHP Billiton Ltd. - ADR (e)		318	21,005
Syngenta AG		38	8,698
			29,703
TELECOMMUNICATION SERVICES - 0.8%
America Movil SAB de CV - ADR		104	4,564

Total Common Stocks (cost $486,268)			525,598

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		510	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $510)			-

SHORT TERM INVESTMENTS - 27.9%
Mutual Funds - 3.4%
JNL Money Market Fund, 0.11% (a) (h)		18,696	18,696

Securities Lending Collateral - 24.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		127,776	127,776
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		5,584	5,548
			133,324

Total Short Term Investments (cost $152,056)			152,020

Total Investments - 124.4% (cost $638,834)			677,618
Other Assets and Liabilities, Net - (24.4%)			(132,956)
Total Net Assets - 100%			$ 544,662

JNL/AIM Global Real Estate Fund
COMMON STOCKS - 97.6%
FINANCIALS - 97.6%
Real Estate Investments Trusts - 66.5%
Residential-REITS - 5.1%
AvalonBay Communities Inc. (e)		33	$ 2,418
Camden Property Trust (e)		82	3,308
Equity Residential (e)		144	4,428
Essex Property Trust Inc. (e)		34	2,678
Mid-America Apartment Communities Inc. (e)		27	1,208
			14,040
Diversified-REITS - 24.9%
Ascendas Real Estate Investment Trust		1,187	1,626
BGP Holdings Plc (c) (f) (u)		5,552	-
British Land Co. Plc		450	3,416
Canadian Real Estate Investment Trust		64	1,533
CapitaCommercial Trust		880	650
Cominar Real Estate Investment Trust		23	424
Corio NV		46	3,154
Derwent London Plc		103	2,012
Dexus Property Group		2,038	1,519
Digital Realty Trust Inc. (e)		88	4,015
Eurocommercial Properties NV		42	1,647
Fonciere Des Regions		5	626
Gecina SA		13	1,497
Goodman Group		3,968	2,328
GPT Group		6,559	3,964
Hammerson Plc		210	1,323
Kenedix Realty Investment Corp.		-	297
Klepierre		69	2,740
Land Securities Group Plc		310	3,093
Liberty Property Trust		80	2,593
Morguard Real Estate Investment Trust		48	518
Segro Plc		582	3,420
Shaftesbury Plc		265	1,515
Stockland		1,765	6,354
Unibail-Rodamco SE (e)		41	8,560
Vornado Realty Trust (e)		94	6,065
Washington Real Estate Investment Trust (e)		27	784
Wereldhave NV		27	2,644
			68,317
Specialized-REITS - 9.2%
Big Yellow Group Plc (c)		143	858
HCP Inc.		64	1,853
Health Care REIT Inc. (e)		83	3,446
Host Hotels & Resorts Inc.		340	4,002
Nationwide Health Properties Inc.		100	3,101
Omega Healthcare Investors Inc.		53	850
Public Storage		64	4,815
Senior Housing Properties Trust		115	2,203
Ventas Inc.		105	4,048
			25,176
Office-REITS - 8.3%
Alexandria Real Estate Equities Inc. (e)		25	1,337
Boston Properties Inc. (e)		73	4,815
Great Portland Estates Plc		275	1,163
Highwoods Properties Inc.		75	2,356
Icade SA		14	1,541
Japan Prime Realty Investment Corp.		-	275
Japan Real Estate Investment Corp. (e)		-	1,652
Kilroy Realty Corp. (e)		38	1,065
Mack-Cali Realty Corp.		65	2,105
Nippon Building Fund Inc.		-	2,713
SL Green Realty Corp. (e)		81	3,534
			22,556
Retail-REITS - 16.8%
Macerich Co. (e)		78	2,352
Simon Property Group Inc. (e)		138	9,615
Acadia Realty Trust		72	1,079
CapitaMall Trust (e)		1,113	1,462
CFS Retail Property Trust (e)		1,521	2,697
Federal Realty Investment Trust (e)		24	1,461
Japan Retail Fund Investment Corp. (e)		-	537
Kimco Realty Corp.		64	831
Link Real Estate Investment Trust		945	2,079
Primaris Retail Real Estate Investment Trust		76	1,079
Regency Centers Corp. (e)		30	1,093
RioCan Real Estate Investment Trust		254	4,269
Tanger Factory Outlet Centers Inc.		42	1,583
Vastned Retail NV		25	1,613
Westfield Group		1,160	14,219
			45,969
Industrial-REITS - 2.2%
AMB Property Corp.		18	414
DCT Industrial Trust Inc.		277	1,418
EastGroup Properties Inc. (e)		36	1,380
ProLogis (e)		241	2,874
			6,086
REAL ESTATE MANAGEMENT & DEVELOPMENT - 31.1%
Real Estate Operating Companies - 24.5%
Agile Property Holdings Ltd.		558	657
CapitaLand Ltd.		2,149	5,675
China Overseas Land & Investment Ltd. (e)		2,425	5,244
China Resources Land Ltd. (e)		592	1,297
Gagfah Sa		52	575
Glorious Property Holdings Ltd. (c) (f)		507	288
Hang Lung Properties Ltd.		1,073	3,953
Henderson Land Development Co. Ltd.		721	4,745
Hongkong Land Holdings Ltd.		1,270	5,524
Hysan Development Co. Ltd.		296	741
Keppel Land Ltd. (e)		158	307
Kerry Properties Ltd. (e)		614	3,281
KWG Property Holding Ltd.		767	496
Mitsui Fudosan Co. Ltd. (e)		550	9,307
New World Development Ltd.		796	1,713
NTT Urban Development Corp. (e)		1	599
Shimao Property Holdings Ltd. (e)		765	1,296
Sino Land Co.		426	763
Sumitomo Realty & Development Co. Ltd. (e)		287	5,253
Sun Hung Kai Properties Ltd. (e)		989	14,573
Unite Group Plc		88	372
Yanlord Land Group Ltd.		354	573
			67,232
Real Estate Services - 6.6%
AEON Mall Co. Ltd.		48	989
Castellum AB		206	1,993
Citycon Oyj (e)		303	1,285
Conwert Immobilien Invest SE (c) (e)		108	1,486
Deutsche EuroShop AG		34	1,177
Hufvudstaden AB		83	667
Mitsubishi Estate Co. Ltd. (e)		599	9,422
Nomura Real Estate Holdings Inc. (e)		70	1,134
			18,153

Total Common Stocks (cost $224,339)			267,529

RIGHTS - 0.0%
Unite Group Plc (c) (f)		8	2

Total Rights (cost $0)			2

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		1,085	-
Morgan Stanley Capital I REMIC, 5.95%, 10/15/42 (i)		330	129
			129

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,408)			129

SHORT TERM INVESTMENTS - 29.5%
Mutual Funds - 2.3%
JNL Money Market Fund, 0.11% (a) (h)		6,360	6,360

Securities Lending Collateral - 27.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		58,616	58,616
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		16,175	16,070
			74,686

Total Short Term Investments (cost $81,151)			81,046

Total Investments - 127.1% (cost $306,898)			348,706
Other Assets and Liabilities, Net - (27.1%)			(74,437)
Total Net Assets - 100%			$ 274,269

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 12.9%
Big Lots Inc. (c) (e)		24	$ 611
Brinker International Inc.		37	588
Buffalo Wild Wings Inc. (c)		12	503
Choice Hotels International Inc. (e)		19	595
Darden Restaurants Inc.		16	546
Group 1 Automotive Inc. (e)		19	509
HOT Topic Inc. (c)		73	550
Jack in the Box Inc. (c)		35	709
Marvel Entertainment Inc. (c)		12	609
National CineMedia Inc.		28	470
NetFlix Inc. (c) (e)		13	589
Penn National Gaming Inc. (c)		17	483
P.F. Chang's China Bistro Inc. (c) (e)		23	765
Pool Corp.		1	20
Tractor Supply Co. (c)		11	520
TRW Automotive Holdings Corp. (c)		30	503
Warnaco Group Inc. (c)		14	617
Williams-Sonoma Inc.		31	622
WMS Industries Inc. (c) (e)		17	743
			10,552
CONSUMER STAPLES - 1.5%
Church & Dwight Co. Inc.		13	766
Ralcorp Holdings Inc. (c)		8	471
			1,237
ENERGY - 7.2%
Arena Resources Inc. (c)		17	618
Bill Barrett Corp. (c)		18	591
Carrizo Oil & Gas Inc. (c) (e)		27	654
Dril-Quip Inc. (c)		21	1,022
FMC Technologies Inc. (c)		13	700
Goodrich Petroleum Corp. (c) (e)		22	576
Patterson-UTI Energy Inc.		40	604
SandRidge Energy Inc. (c) (e)		45	589
Whiting Petroleum Corp. (c) (e)		9	529
			5,883
FINANCIALS - 8.1%
Affiliated Managers Group Inc. (c) (e)		11	691
BioMed Realty Trust Inc. (e)		37	507
Brown & Brown Inc.		22	427
City National Corp. (e)		11	425
Cullen/Frost Bankers Inc.		9	464
Federated Investors Inc. - Class B (e)		23	610
Greenhill & Co. Inc. (e)		10	860
optionsXpress Holdings Inc.		28	481
ProAssurance Corp. (c) (e)		14	733
Stifel Financial Corp. (c)		10	573
SVB Financial Group (c) (e)		19	804
			6,575
HEALTH CARE - 16.5%
Acorda Therapeutics Inc. (c)		22	508
AMAG Pharmaceuticals Inc. (c) (e)		14	595
American Medical Systems Holdings Inc. (c)		37	622
BioMarin Pharmaceutical Inc. (c)		34	615
Chemed Corp.		18	790
Eclipsys Corp. (c)		38	739
Gen-Probe Inc. (c) (e)		11	475
Insulet Corp. (c) (e)		31	345
inVentiv Health Inc. (c)		35	587
Isis Pharmaceuticals Inc. (c)		20	287
Martek Biosciences Corp. (c) (e)		21	483
Mednax Inc. (c)		15	832
Meridian Bioscience Inc. (e)		27	664
Myriad Genetics Inc. (c)		13	364
NuVasive Inc. (c) (e)		12	499
OSI Pharmaceuticals Inc. (c)		11	399
Perrigo Co. (e)		18	615
PSS World Medical Inc. (c) (e)		24	532
Techne Corp.		9	533
United Therapeutics Corp. (c) (e)		16	805
Varian Inc. (c) (e)		19	994
VCA Antech Inc. (c) (e)		27	739
Zoll Medical Corp. (c)		22	464
			13,486
INDUSTRIALS - 14.4%
Bucyrus International Inc. - Class A (e)		15	546
Corrections Corp. of America (c)		35	786
CoStar Group Inc. (c) (e)		23	954
EnergySolutions Inc.		38	351
Forward Air Corp. (e)		25	570
Fuel Tech Inc. (c) (e)		36	404
General Cable Corp. (c)		20	786
Hexcel Corp. (c)		36	411
HUB Group Inc. - Class A (c) (e)		28	645
Knight Transportation Inc. (e)		52	870
Lindsay Corp. (e)		11	426
Pike Electric Corp. (c)		53	636
Quanta Services Inc. (c)		18	391
Regal-Beloit Corp. (e)		17	786
Tetra Tech Inc. (c) (e)		29	778
TransDigm Group Inc. (c)		24	1,194
Wabtec Corp.		19	707
Watsco Inc. (e)		10	535
			11,776
INFORMATION TECHNOLOGY - 31.4%
Advanced Energy Industries Inc. (c) (e)		50	717
Alliance Data Systems Corp. (c)		4	224
Aspen Technology Inc. (c)		55	565
Blackboard Inc. (c) (e)		15	580
Cabot Microelectronics Corp. (c) (e)		17	601
Cogent Inc. (c)		64	651
Coherent Inc. (c) (e)		17	403
Cymer Inc. (c) (e)		11	435
F5 Networks Inc. (c)		17	657
Global Payments Inc.		15	710
Harmonic Inc. (c) (e)		85	569
Hittite Microwave Corp. (c) (e)		19	704
Informatica Corp. (c) (e)		46	1,037
Knot Inc. (c)		11	121
Lawson Software Inc. (c)		96	600
Manhattan Associates Inc. (c) (e)		33	673
Micros Systems Inc. (c)		21	639
Microsemi Corp. (c)		38	597
Monolithic Power Systems Inc. (c) (e)		25	584
NeuStar Inc. - Class A (c)		29	655
Nice Systems Ltd. - ADR (c) (e)		26	777
Omniture Inc. (c)		42	900
ON Semiconductor Corp. (c) (e)		79	654
Open Text Corp. (c) (e)		16	594
Pegasystems Inc. (e)		-	7
Polycom Inc. (c) (e)		36	968
Power Integrations Inc.		17	559
Quality Systems Inc. (e)		18	1,132
Quest Software Inc. (c)		33	551
Silicon Laboratories Inc. (c) (e)		18	814
SRA International Inc. - Class A (c)		30	638
Starent Networks Corp. (c) (e)		42	1,075
Sybase Inc. (c)		23	887
Syntel Inc. (e)		22	1,053
Tech Data Corp. (c) (e)		26	1,069
Varian Semiconductor Equipment Associates Inc. (c) (e)		30	982
VistaPrint NV (c) (e)		14	715
Websense Inc. (c)		35	590
			25,687
MATERIALS - 2.2%
Calgon Carbon Corp. (c)		32	479
Carpenter Technology Corp.		16	373
Grief Inc.		17	916
			1,768
TELECOMMUNICATION SERVICES - 0.9%
SBA Communications Corp. (c) (e)		28	753

UTILITIES - 0.9%
ITC Holdings Corp. (e)		16	708

Total Common Stocks (cost $74,370)			78,425

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		289	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $289)			-

SHORT TERM INVESTMENTS - 35.1%
Mutual Funds - 6.8%
JNL Money Market Fund, 0.11% (a) (h)		5,514	5,514

Securities Lending Collateral - 28.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		18,250	18,250
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		4,910	4,878
			23,128

Total Short Term Investments (cost $28,674)			28,642

Total Investments - 131.1% (cost $103,332)			107,067
Other Assets and Liabilities, Net - (31.1%)			(25,382)
Total Net Assets - 100%			$ 81,685

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 59.6%
CONSUMER DISCRETIONARY - 5.0%
Autoliv Inc. (e)		5	$ 171
BorgWarner Inc.		21	645
CBS Corp. - Class B (e)		61	733
Daimler AG (e)		3	156
Hennes & Mauritz AB - Class B (e)		17	932
Home Depot Inc.		31	815
Honda Motor Co. Ltd. (e)		14	434
Hyundai Mobis		5	688
Inditex SA		3	175
Li Ning Co. Ltd. (e)		203	625
Lowe's Cos. Inc.		19	389
PT Astra International Tbk		37	128
Pulte Homes Inc.		54	590
Renault SA (c)		1	35
Target Corp.		56	2,605
Time Warner Cable Inc. (e)		4	177
Toyota Motor Corp. (e)		32	1,261
Vivendi SA		24	738
Walt Disney Co. (e)		37	1,005
Wolters Kluwer NV		6	117
			12,419
CONSUMER STAPLES - 6.2%
Cadbury Plc		33	428
Coca-Cola Co.		5	263
Hypermarcas SA (c) (t) (u)		46	1,217
Kimberly-Clark de Mexico SAB de CV		142	591
Koninklijke Ahold NV		13	159
Kraft Foods Inc. - Class A		6	168
KT&G Corp. - GDR		4	130
Lawson Inc. (e)		3	125
L'Oreal SA		22	2,168
Nestle SA (e)		20	847
PepsiCo Inc. (e)		15	874
Pernod-Ricard SA		21	1,688
Philip Morris International Inc.		20	985
Procter & Gamble Co.		23	1,321
Seven & I Holdings Co. Ltd. (e)		5	115
Shoppers Drug Mart Corp. (e)		6	230
Tesco Plc		200	1,276
Unilever NV		9	248
United Spirits Ltd.		32	602
Wal-Mart de Mexico SAB de CV (e)		121	419
Wal-Mart Stores Inc.		29	1,409
			15,263
ENERGY - 4.8%
BG Group Plc		76	1,315
Cameco Corp.		40	1,096
Canadian Natural Resources Ltd.		18	1,195
Chevron Corp.		8	528
China Shenhua Energy Co. Ltd. (e)		250	1,093
CNOOC Ltd.		105	141
EnCana Corp.		2	133
Gazprom OAO - ADR		25	575
Marathon Oil Corp.		22	695
Oil Search Ltd.		29	166
Reliance Industries Ltd. (c)		3	139
Royal Dutch Shell Plc - Class A		42	1,213
Sasol Ltd.		10	361
Schlumberger Ltd.		22	1,305
SeaDrill Ltd. (c)		40	835
Suncor Energy Inc.		10	356
Tenaris SA - ADR (e)		4	139
Transocean Ltd. (c)		5	462
Weatherford International Ltd. (c)		8	162
			11,909
FINANCIALS - 12.0%
ACE Ltd. (c)		3	166
Allianz SE		5	575
Allstate Corp.		19	570
Australia & New Zealand Banking Group Ltd. (t) (u)		8	163
AXA SA		4	112
Banco Bilbao Vizcaya Argentaria SA (e)		60	1,074
Banco Santander SA		5	82
Bank of China Ltd. (e)		4,439	2,337
Bank of New York Mellon Corp.		3	87
Bank Pekao SA (c)		4	215
Barclays Plc (c) (t) (u)		162	957
Berkshire Hathaway Inc. - Class A (c)		-	1,111
BlackRock Inc. (e)		1	217
BNP Paribas (e)		13	1,028
BOC Hong Kong Holdings Ltd.		85	185
Bumiputra-Commerce Holdings Bhd		82	264
Charles Schwab Corp. (e)		5	92
CME Group Inc.		-	123
Credit Suisse Group AG		4	200
Deutsche Bank AG (e)		8	606
Deutsche Boerse AG		2	169
DLF Ltd. (t) (u)		201	1,829
Goldman Sachs Group Inc.		22	4,093
Grupo Financiero Inbursa SA		440	1,245
Hang Lung Properties Ltd.		22	81
Hong Kong Exchanges & Clearing Ltd. (e)		16	283
HSBC Holdings Plc		256	2,932
Industrial & Commercial Bank of China		953	718
Itau Unibanco Holding SA - ADR (e)		9	175
JPMorgan Chase & Co.		48	2,099
Link Real Estate Investment Trust		166	365
MSCI Inc. (c)		38	1,117
Muenchener Rueckversicherungs AG (e)		2	271
National Australia Bank Ltd.		6	163
Onex Corp.		4	100
Plum Creek Timber Co. Inc. (e)		3	92
Power Corp. of Canada		7	178
Progressive Corp. (c)		61	1,003
Shinsei Bank Ltd. (c) (e)		38	58
Sino-Ocean Land Holdings Ltd.		453	410
Standard Chartered Plc		17	427
State Street Corp.		3	174
Sumitomo Mitsui Financial Group Inc. (e) (t) (u)		7	227
Tokio Marine Holdings Inc.		8	226
UBS AG (c) (t) (u)		27	493
UniCredit SpA (c)		35	137
Wharf Holdings Ltd.		40	212
Yanlord Land Group Ltd.		99	160
			29,601
HEALTH CARE - 6.1%
Aetna Inc.		29	804
Allergan Inc.		4	221
Baxter International Inc.		26	1,477
Bayer AG (e)		6	443
Biogen Idec Inc. (c)		16	808
Celgene Corp. (c)		25	1,414
Cerner Corp. (c) (e)		30	2,237
DaVita Inc. (c)		19	1,082
Genmab A/S (c) (e)		7	170
Johnson & Johnson		12	725
Medtronic Inc.		10	350
Merck & Co. Inc. (e)		22	690
Novo-Nordisk A/S - Class B (e)		4	225
Roche Holding AG		20	3,293
Shire Plc		51	875
Shire Plc - ADR (e)		3	141
Synthes Inc.		1	132
			15,087
INDUSTRIALS - 4.3%
Assa Abloy AB (e)		10	156
Aveng Ltd.		22	124
BAE Systems Plc		43	240
Beijing Enterprises Holdings Ltd.		48	254
Bouygues SA		9	481
British Airways Plc (c)		39	136
China Overseas Land & Investment Ltd. (e)		94	203
China Railway Construction Corp. Ltd. (e)		326	433
Container Corp. of India Ltd.		8	190
Cummins Inc.		4	157
Danaher Corp. (e)		4	249
Delta Air Lines Inc. (c)		71	639
Emerson Electric Co.		18	713
FedEx Corp. (e)		4	271
First Solar Inc. (c) (e)		5	780
Fluor Corp.		7	356
JetBlue Airways Corp. (c)		48	287
Mitsubishi Corp.		83	1,669
Mitsui & Co. Ltd. (e)		11	148
Mitsui OSK Lines Ltd. (e)		61	362
Norfolk Southern Corp.		4	164
Orascom Construction Industries - GDR (t) (u)		9	368
Parker Hannifin Corp.		3	140
Qantas Airways Ltd.		122	307
Siemens AG (e)		6	546
SMC Corp. (e)		7	861
SunPower Corp. - Class A (c) (e)		4	116
Suntech Power Holdings Co. Ltd. - ADR (c) (e)		9	137
Weichai Power Co. Ltd.		56	295
			10,782
INFORMATION TECHNOLOGY - 9.3%
Acer Inc.		344	878
Adobe Systems Inc. (c)		34	1,117
Agilent Technologies Inc. (c) (e)		7	200
Altera Corp.		7	150
Apple Inc. (c)		4	667
Broadcom Corp. - Class A (c) (e)		20	614
Canon Inc.		6	259
Cisco Systems Inc. (c)		54	1,274
Companhia Brasileira de Meios de Pagamento (t) (u)		19	188
Delta Electronics Inc.		361	1,028
Epistar Corp. - GDR (c) (f) (t) (u)		14	260
Epistar Corp. (f)		7	25
Genpact Ltd. (c) (e)		26	314
Giant Interactive Group Inc. - ADR (e)		12	89
Google Inc. - Class A (c) (e)		6	3,074
HON HAI Precision Industry Co. Ltd. - GDR		48	395
HTC Corp. - GDR		5	229
International Business Machines Corp.		9	1,112
Juniper Networks Inc. (c) (e)		46	1,232
Keyence Corp. (e)		1	222
Lenovo Group Ltd.		206	92
Maxim Integrated Products Inc. (e)		20	370
MediaTek Inc.		5	84
Microchip Technology Inc. (e)		8	212
Murata Manufacturing Co. Ltd. (e)		13	612
NHN Corp. (c)		1	184
Nintendo Co. Ltd. (e)		9	2,204
Oracle Corp. Japan		9	406
QUALCOMM Inc.		21	949
Research In Motion Ltd. (c)		2	155
Samsung Electronics Co. Ltd. - GDR		2	610
SAP AG		5	219
Synnex Technology International Corp.		83	176
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		12	131
Tencent Holdings Ltd.		18	299
Trend Micro Inc. (e)		18	672
Visa Inc. - Class A (e)		15	1,050
Wistron Corp.		132	246
Yahoo! Inc. (c)		59	1,049
			23,047
MATERIALS - 5.7%
Air Liquide		4	442
Allegheny Technologies Inc. (e)		23	787
AngloGold Ashanti Ltd.		9	353
Barrick Gold Corp.		27	1,020
Cemex SAB de CV - ADR (c) (e)		22	283
CRH Plc		45	1,234
Dow Chemical Co.		30	793
Evraz Group SA - GDR (c)		2	49
Evraz Group SA - GDR (c) (f) (t) (u)		4	94
Grupo Mexico SAB de CV (c)		59	108
Harmony Gold Mining Co. Ltd (e)		6	59
HeidelbergCement AG (c) (e) (f)		2	97
Holcim Ltd. (c) (e)		24	1,618
Inmet Mining Corp.		4	218
Israel Chemicals Ltd.		15	171
Lafarge SA (e) (t) (u)		9	835
LG Chem Ltd.		1	264
LG Chem Ltd. - GDR (t) (v)		2	149
MMC Norilsk Nickel - ADR (c)		16	204
Monsanto Co.		11	867
Nucor Corp.		3	146
OCI Co. Ltd.		-	94
Potash Corp. of Saskatchewan Inc.		10	880
Pretoria Portland Cement Co. Ltd.		68	307
Rio Tinto Plc		10	422
Sappi Ltd.		43	163
Sappi Ltd. - ADR (e)		15	57
Semen Gresik Persero Tbk PT		241	157
Stora Enso Oyj - Class R (c)		3	21
Sumitomo Chemical Co. Ltd.		25	104
Sumitomo Metal Mining Co. Ltd. (e)		27	443
UPM-Kymmene Oyj		29	344
Vale SA - ADR (e)		39	798
Vulcan Materials Co. (e)		9	503
			14,084
TELECOMMUNICATION SERVICES - 5.4%
America Movil SAB de CV - ADR		17	749
American Tower Corp. (c)		29	1,063
AT&T Inc.		7	176
BCE Inc.		5	121
Bezeq Israeli Telecommunication Corp. Ltd.		92	199
Bharti Airtel Ltd.		122	1,059
France Telecom SA		54	1,448
Koninklijke KPN NV		105	1,745
NTT DoCoMo Inc.		-	329
Rogers Communications Inc. - Class B		5	144
SK Telecom Co. Ltd.		1	214
SoftBank Corp. (e)		69	1,510
Swisscom AG		1	188
Taiwan Mobile Co. Ltd.		109	202
Telefonos de Mexico SAB de CV - ADR (e)		83	1,444
Telenor ASA (c)		18	205
Telkom SA Ltd.		17	98
Telmex Internacional SAB de CV - ADR (e)		112	1,557
Telstra Corp. Ltd.		263	758
Turk Telekomunikasyon AS		67	202
Turkcell Iletisim Hizmet AS		11	79
Turkcell Iletisim Hizmet AS - ADR		1	13
			13,503
UTILITIES - 0.8%
Centrais Eletricas Brasileiras SA		8	118
Centrais Eletricas Brasileiras SA - ADR (e)		-	2
Companhia Energetica de Minas Gerais - ADR (e)		12	188
E.ON AG		4	148
Edison International		4	141
GDF Suez		5	235
Tanjong Plc		45	193
Veolia Environnement (e)		22	855
Xinao Gas Holdings Ltd.		68	135
			2,015

Total Common Stocks (cost $134,732)			147,710

PREFERRED STOCKS - 0.6%
INFORMATION TECHNOLOGY - 0.2%
ASAT Holdings Ltd., 13.00% (d) (f) (s) (u)		1	-
Tele Norte Leste Participacoes SA		22	413
			413
MATERIALS - 0.1%
Cia Vale do Rio Doce		11	227

UTILITIES - 0.3%
Cia Energetica de Sao Paulo		55	673
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA		6	128
			801

Total Preferred Stocks (cost $1,267)			1,441

RIGHTS - 0.0%
BNP Paribas (c)		13	28

Total Rights (cost $0)			28

WARRANTS - 0.0%
ASAT Holdings Ltd. 07/24/11 (c) (f) (s) (u)		-	-

Total Warrants (cost $0)			-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		826	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $826)			-

CORPORATE BONDS AND NOTES - 6.8%
CONSUMER DISCRETIONARY - 0.6%
Altegrity Inc., 10.50%, 11/01/15 (t) (u)		$ 200	169
Charter Communications Operating LLC, 8.38%, 04/30/14 (d) (k) (t) (u)		200	204
Comcast Corp., 5.88%, 02/15/18		250	266
Daimler Finance North America LLC, 5.88%, 03/15/11		355	368
Time Warner Inc., 5.88%, 11/15/16 (e)		250	265
Volvo AB, 5.00%, 05/31/17	EUR	150	203
			1,475
CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev NV, 8.63%, 01/30/17	EUR	175	318
Imperial Tobacco Finance Plc, 8.38%, 02/17/16	EUR	250	429
Smithfield Foods Inc., 8.00%, 10/15/09 (e)		150	150
Tesco Plc, 5.50%, 01/13/33	GBP	100	160
			1,057
ENERGY - 0.0%
Evergreen Energy Inc., 8.00%, 08/01/12 (s) (u)		60	18

FINANCIALS - 2.9%
Bank of America NA, 5.30%, 03/15/17		500	480
BAT International Finance Plc, 8.13%, 11/15/13 (t) (u)		150	172
DBS Bank Ltd. Singapore, 7.88%, 04/15/10 (t) (u)		150	155
Depfa ACS Bank, 3.25%, 02/15/12 (s) (u)	EUR	550	797
Eurohypo AG, 4.50%, 01/21/13	EUR	100	156
Ford Motor Credit Co. LLC, 8.63%, 11/01/10		100	101
Goldman Sachs Group Inc., 7.50%, 02/15/19		300	343
JPMorgan Chase & Co., 6.30%, 04/23/19		150	164
Liberty Mutual Group Inc., 7.50%, 08/15/36 (t) (u)		350	296
Lloyds TSB Bank Plc, 6.38%, 06/17/16	EUR	500	804
Merrill Lynch & Co. Inc., 4.63%, 09/14/18	EUR	250	316
Muenchener Rueckversicherungs AG, 6.75%, 06/21/23	EUR	150	232
Nielsen Finance LLC, 10.00%, 08/01/14		200	201
PLD International Finance LLC, 4.38%, 04/13/11	EUR	250	345
Rodamco Europe Finance BV, 3.75%, 12/12/12	EUR	200	296
Royal Bank of Scotland Plc, 4.38%, 07/13/16	EUR	250	370
Royal Bank of Scotland Plc, 6.93%, 04/09/18	EUR	200	290
Societe Generale, 5.75%, 04/20/16 (t) (u)		150	154
Standard Chartered Bank, 6.40%, 09/26/17 (t) (u)		300	309
Sumitomo Mitsui Banking Corp., 4.38%, 10/27/14	EUR	200	292
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	150	246
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17 (t) (u)		150	145
Westfield Europe Finance Plc., 3.63%, 06/27/12	EUR	300	422
Westfield Europe Finance Plc., 5.50%, 06/27/17	GBP	150	223
			7,309
HEALTH CARE - 0.8%
AstraZeneca Plc, 5.90%, 09/15/17 (e)		250	280
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18		200	219
Pfizer Inc., 6.00%, 03/15/19		400	451
Roche Holdings Inc., 6.00%, 03/01/19 (t) (u)		400	445
Schering-Plough Corp., 5.38%, 10/01/14	EUR	250	396
Tenet Healthcare Corp., 8.88%, 07/01/19 (t) (u)		200	211
			2,002
INDUSTRIALS - 0.1%
General Electric Co., 5.00%, 02/01/13		200	211

INFORMATION TECHNOLOGY - 0.1%
NXP BV, 7.88%, 10/15/14 (e)		200	157

MATERIALS - 0.1%
Lafarge SA, 8.75%, 05/30/17	GBP	100	178

TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc., 5.80%, 02/15/19 (e)		600	642
AT&T Wireless Services Inc., 8.13%, 05/01/12		250	285
France Telecom SA, 7.75%, 03/01/11 (l)		150	162
France Telecom SA, 7.50%, 03/14/11 (s) (u)	GBP	150	257
Koninklijke KPN NV, 4.75%, 01/17/17	EUR	200	298
Qwest Communications International Inc., 7.25%, 02/15/14 (k)		100	101
Telecom Italia SpA, 8.25%, 03/21/16	EUR	150	262
Telefonica Emisiones SAU, 5.88%, 07/15/19		400	435
Vodafone Group Plc, 4.75%, 06/14/16	EUR	350	533
			2,975
UTILITIES - 0.6%
Abu Dhabi National Energy Co., 6.17%, 10/25/17 (s) (u)		300	302
AES Corp., 7.75%, 10/15/15		125	126
AES Panama SA, 6.35%, 12/12/16 (t) (u)		300	283
Edison Mission Energy, 7.75%, 06/15/16		150	131
National Grid Plc, 6.30%, 08/01/16		300	328
Veolia Environnement, 5.25%, 06/03/13		325	342
			1,512

Total Corporate Bonds and Notes (cost $16,344)			16,894

GOVERNMENT AND AGENCY OBLIGATIONS - 29.3%
GOVERNMENT SECURITIES - 25.8%
Sovereign - 18.7%
Brazilian Government International Bond, 8.00%, 01/15/18		401	465
Brazilian Government International Bond, 11.00%, 08/17/40		400	538
Canadian Government Bond, 4.50%, 06/01/15	CAD	1,100	1,126
Canadian Government Bond, 4.50%, 06/01/15	CAD	100	103
Colombia Government International Bond, 12.00%, 10/22/15	COP	81,000	50
Colombia Government International Bond, 7.38%, 09/18/37 (e)		100	113
Denmark Government Bond, 5.00%, 11/15/13	DKK	11,975	2,567
France Government Bond, 5.00%, 10/25/11	EUR	625	982
France Government Bond, 4.25%, 10/25/23	EUR	550	837
Gabonese Republic, 8.20%, 12/12/17 (s) (u)		200	207
German Treasury Bond, 4.75%, 06/11/10	EUR	1,400	2,107
German Treasury Bond, 4.00%, 01/04/37	EUR	100	147
Indonesia Government Bond, 10.38%, 05/04/14 (t) (u)		200	244
Italy Buoni Poliennali Del Tesoro, 5.00%, 02/01/12	EUR	825	1,296
Italy Buoni Poliennali Del Tesoro, 3.75%, 12/15/13	EUR	700	1,068
Italy Buoni Poliennali Del Tesoro, 4.50%, 03/01/19	EUR	1,700	2,608
Japan Government Bond, 1.10%, 03/21/11	JPY	140,000	1,580
Japan Government Bond, 1.50%, 09/20/14	JPY	245,000	2,849
Japan Government Bond, 1.70%, 09/20/17	JPY	280,000	3,291
Japan Government Bond, 2.30%, 12/20/35	JPY	50,000	567
Korean Treasury Bond, 4.25%, 09/10/14	KRW	1,050,000	868
Malaysia Government Bond, 5.09%, 04/30/14	MYR	1,500	461
Mexican Bonos, 9.50%, 12/18/14	MXN	10,000	805
Mexican Bonos, 7.75%, 12/14/17	MXN	1,000	74
Mexico Government International Bond, 6.63%, 03/03/15		132	146
Mexico Government International Bond, 5.63%, 01/15/17		446	463
Netherlands Government Bond, 3.25%, 07/15/15	EUR	2,050	3,072
Norway Government Bond, 6.50%, 05/15/13	NOK	1,250	238
Poland Government Bond, 5.75%, 04/25/14	PLN	5,250	1,830
Queensland Treasury Corp., 6.00%, 10/14/15	AUD	2,500	2,232
Republic of Colombia, 7.38%, 01/27/17		350	401
Republic of Deutschland, 3.75%, 07/04/13	EUR	250	387
Republic of Deutschland, 4.25%, 07/04/14	EUR	1,570	2,487
Republic of Deutschland, 3.25%, 07/04/15	EUR	1,025	1,553
Republic of Deutschland, 4.75%, 07/04/34	EUR	950	1,543
Republic of Iraq, 5.80%, 01/15/28 (s) (u)		500	375
Republic of Turkey, 7.50%, 07/14/17		125	138
Republic of Turkey, 7.50%, 11/07/19		275	303
Republic of Turkey, 6.88%, 03/17/36		150	150
Russia Government International Bond, 7.50%, 03/31/30 (s) (u)		168	182
Singapore Government Bond, 3.75%, 09/01/16	SGD	1,000	785
Spanish Government Bond, 4.40%, 01/31/15	EUR	900	1,417
Sweden Government Bond, 6.75%, 05/05/14	SEK	5,250	885
Turkey Government International Bond, 16.00%, 03/07/12	TRY	100	77
United Kingdom Treasury Bond, 4.00%, 09/07/16	GBP	475	805
United Kingdom Treasury Bond, 4.50%, 03/07/19	GBP	775	1,328
United Kingdom Treasury Bond, 4.25%, 06/07/32	GBP	300	496
			46,246
Treasury Inflation Index Securities - 0.6%
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (r)		1,461	1,514

U.S. Treasury Securities - 6.5%
U.S. Treasury Bond, 7.50%, 11/15/16 (e)		2,800	3,610
U.S. Treasury Bond, 6.00%, 02/15/26		650	807
U.S. Treasury Bond, 5.25%, 02/15/29		1,000	1,161
U.S. Treasury Note, 4.50%, 02/28/11		700	738
U.S. Treasury Note, 2.75%, 02/28/13		4,500	4,672
U.S. Treasury Note, 4.25%, 08/15/13 (e)		1,600	1,745
U.S. Treasury Note, 4.25%, 11/15/13 (e)		2,450	2,676
U.S. Treasury Note, 3.50%, 02/15/18		750	766
			16,175
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.5%
Federal National Mortgage Association - 3.5%
Federal National Mortgage Association, 5.50%, 03/01/37		991	1,039
Federal National Mortgage Association, 6.00%, 03/01/37		2,152	2,276
Federal National Mortgage Association, 6.50%, 11/01/37		1,137	1,217
Federal National Mortgage Association, 5.50%, 01/01/39		3,893	4,080
			8,612

Total Government and Agency Obligations (cost $69,932)			72,547

SHORT TERM INVESTMENTS - 20.2%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.11% (a) (h)		6,959	6,959

Securities Lending Collateral - 17.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		30,506	30,506
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		12,805	12,722
			43,228

Total Short Term Investments (cost $50,270)			50,187

Total Investments - 116.5% (cost $273,371)			288,807
Other Assets and Liabilities, Net - (16.5%)			(40,857)
Total Net Assets - 100%			$ 247,950

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 90.5%
CONSUMER DISCRETIONARY - 5.6%
BorgWarner Inc.		31	$ 941
Daimler AG (e)		25	1,249
Lowe's Cos. Inc.		102	2,136
Target Corp.		91	4,248
Time Warner Cable Inc. (e)		37	1,586
Toyota Motor Corp. (e)		56	2,219
Viacom Inc. - Class B (c)		64	1,800
Vivendi SA		49	1,527
			15,706
CONSUMER STAPLES - 9.9%
Coca-Cola Co. (e)		34	1,799
Imperial Tobacco Group Plc		43	1,234
Kraft Foods Inc. - Class A		86	2,270
Lawson Inc. (e)		61	2,815
L'Oreal SA (e)		10	955
PepsiCo Inc.		31	1,836
Pernod-Ricard SA		65	5,173
Philip Morris International Inc.		27	1,311
Procter & Gamble Co.		29	1,703
Tesco Plc		430	2,746
Unilever Plc		93	2,631
Wal-Mart Stores Inc.		59	2,911
			27,384
ENERGY - 12.5%
BG Group Plc		322	5,585
Canadian Natural Resources Ltd.		76	5,132
China Shenhua Energy Co. Ltd. (e)		922	4,027
Gazprom OAO - ADR		174	4,036
Oil Search Ltd.		543	3,090
Royal Dutch Shell Plc - Class A		177	5,066
Sasol Ltd.		64	2,410
Schlumberger Ltd.		36	2,140
SeaDrill Ltd. (c)		48	1,011
Transocean Ltd. (c)		10	813
Weatherford International Ltd. (c)		65	1,343
			34,653
FINANCIALS - 17.6%
AXA SA		18	487
Banco Bilbao Vizcaya Argentaria SA (e)		86	1,527
Banco Santander SA		45	731
Bank of China Ltd. (e)		6,845	3,604
BlackRock Inc. (e)		9	1,951
BNP Paribas		54	4,344
Deutsche Bank AG (e)		19	1,443
Deutsche Boerse AG		8	642
Goldman Sachs Group Inc.		28	5,162
HSBC Holdings Plc		408	4,669
Industrial & Commercial Bank of China (e)		5,477	4,127
JPMorgan Chase & Co.		54	2,344
Kerry Properties Ltd. (e)		68	364
Link Real Estate Investment Trust		940	2,069
Muenchener Rueckversicherungs AG (e)		15	2,321
National Australia Bank Ltd.		47	1,275
Progressive Corp. (c)		127	2,107
Shinsei Bank Ltd. (c) (e)		438	673
State Street Corp.		46	2,399
Sumitomo Mitsui Financial Group Inc. (t) (u)		37	1,287
UBS AG (c)		78	1,434
UniCredit SpA (c)		296	1,158
Wharf Holdings Ltd.		551	2,926
			49,044
HEALTH CARE - 10.4%
Aetna Inc.		37	1,038
Allergan Inc.		42	2,378
Baxter International Inc.		34	1,933
Bayer AG		55	3,832
Biogen Idec Inc. (c)		47	2,379
Cerner Corp. (c) (e)		19	1,429
DaVita Inc. (c)		41	2,322
Medtronic Inc.		72	2,657
Novo-Nordisk A/S - Class B		19	1,171
Roche Holding AG		39	6,257
Shire Plc		143	2,476
Synthes Inc.		10	1,159
			29,031
INDUSTRIALS - 10.0%
Assa Abloy AB (e)		78	1,273
BAE Systems Plc		238	1,330
British Airways Plc (c)		368	1,296
Danaher Corp. (e)		41	2,733
Delta Air Lines Inc. (c)		209	1,873
FedEx Corp. (e)		40	2,994
Fluor Corp. (e)		44	2,227
JetBlue Airways Corp. (c)		439	2,623
Mitsubishi Corp.		113	2,282
Mitsui & Co. Ltd. (e)		95	1,248
Norfolk Southern Corp.		27	1,168
Qantas Airways Ltd.		468	1,180
Ryanair Holdings Plc - ADR (c)		60	1,742
Siemens AG (e)		20	1,861
SMC Corp. (e)		17	2,091
			27,921
INFORMATION TECHNOLOGY - 7.7%
Adobe Systems Inc. (c) (e)		37	1,219
Cisco Systems Inc. (c)		69	1,634
Google Inc. - Class A (c) (e)		6	2,876
Juniper Networks Inc. (c)		91	2,456
Keyence Corp. (e)		8	1,692
Nintendo Co. Ltd. (e)		7	1,870
QUALCOMM Inc.		35	1,561
Samsung Electronics Co. Ltd. - GDR		9	3,045
SAP AG (e)		49	2,391
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		124	1,360
Visa Inc. - Class A (e)		18	1,244
			21,348
MATERIALS - 6.7%
Air Products & Chemicals Inc.		16	1,272
Barrick Gold Corp.		57	2,175
CRH Plc		76	2,093
HeidelbergCement AG (c) (f)		14	926
Potash Corp. of Saskatchewan Inc.		29	2,667
Rio Tinto Plc		102	4,357
Stora Enso Oyj - Class R (c)		17	117
Sumitomo Chemical Co. Ltd.		250	1,042
Vale SA - ADR (e)		187	3,842
			18,491
TELECOMMUNICATION SERVICES - 8.1%
America Movil SAB de CV - ADR		74	3,230
American Tower Corp. (c)		87	3,156
AT&T Inc.		61	1,645
Bharti Airtel Ltd.		250	2,176
France Telecom SA		42	1,113
Koninklijke KPN NV		160	2,646
Rogers Communications Inc. - Class B		33	918
SoftBank Corp. (e)		145	3,180
Telefonos de Mexico SAB de CV - ADR (e)		75	1,305
Telenor ASA (c)		144	1,669
Telstra Corp. Ltd.		546	1,574
			22,612
UTILITIES - 2.0%
Edison International		48	1,608
GDF Suez		36	1,599
Veolia Environnement (e)		60	2,313
			5,520

Total Common Stocks (cost $227,893)			251,710

RIGHTS - 0.0%
BNP Paribas (c)		54	118

Total Rights (cost $0)			118

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		810	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $810)			-

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
Seadrill Ltd., 3.63%, 11/08/12		300	275

Total Corporate Bonds and Notes (cost $144)			275

SHORT TERM INVESTMENTS - 27.1%
Mutual Funds - 9.7%
JNL Money Market Fund, 0.11% (a) (h)		26,862	26,862

Securities Lending Collateral - 17.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		39,131	39,131
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		9,435	9,374
			48,505

Total Short Term Investments (cost $75,428)			75,367

Total Investments - 117.7% (cost $304,275)			327,470
Other Assets and Liabilities, Net - (17.7%)			(49,216)
Total Net Assets - 100%			$ 278,254

JNL/Capital Guardian International Small Cap Fund
COMMON STOCKS - 87.3%
CONSUMER DISCRETIONARY - 13.7%
361 Degrees International Ltd. (c) (t) (u)		674	$ 338
ABC-Mart Inc. (e)		44	1,367
Alexon Group Plc		192	129
ANTA Sports Products Ltd. (e)		203	252
Bellway Plc		3	37
Billabong International Ltd.		75	792
Bloomsbury Publishing Plc		297	587
CC Land Holdings Ltd. (t) (u)		1,581	855
Cheil Worldwide Inc.		2	449
DSG International Plc (c)		2,493	1,066
Eaga Plc		242	561
ElringKlinger AG (e)		20	420
Exedy Corp. (e)		18	392
Fairpoint Group Plc (c)		137	141
Future Plc		548	179
Gaming VC Holdings SA		117	408
Groupe Aeroplan Inc.		38	349
Hankook Tire Co. Ltd.		15	299
Hellenic Duty Free Shops SA		33	325
Hyundai Department Store Co. Ltd.		9	825
Inchcape Plc (c)		1,754	789
JB Hi-Fi Ltd.		58	1,017
Kingdom Hotel Investments - GDR (c)		28	121
LG Fashion Corp.		9	201
Marston's Plc		173	269
MegaStudy Co. Ltd.		3	550
Mothercare Plc		21	187
Proto Corp.		46	1,442
Rodriguez Group (c) (f) (u)		9	12
Shimachu Co. Ltd. (e)		3	66
SJM Holdings Ltd.		595	322
Sogefi SpA (c)		169	399
Sportech Plc (c)		146	173
Sumitomo Rubber Industries Inc. (e)		22	208
UTV Media Plc		121	194
Xebio Co. Ltd. (e)		6	130
Yell Group Plc (c) (e)		347	326
			16,177
CONSUMER STAPLES - 10.8%
Ain Pharmaciez Inc.		20	564
Barry Callebaut AG (c) (e)		-	287
BaWang International Group Holding Ltd. (c) (t) (u)		710	289
C&C Group Plc		355	1,502
Davide Campari-Milano SpA		258	2,319
Drogasil SA		50	639
Hite Brewery Co. Ltd.		4	622
Hypermarcas SA (c) (t) (u)		20	391
MARR SpA (e)		127	1,146
Milbon Co. Ltd.		41	1,088
Olam International Ltd. (t) (u)		511	907
Pigeon Corp.		26	1,042
Sugi Holdings Co. Ltd.		5	102
Sundrug Co. Ltd. (e)		51	1,372
Tassal Group Ltd.		274	420
			12,690
ENERGY - 1.9%
CIC Energy Corp. (c)		41	72
Dockwise Ltd. (c)		600	804
Flex LNG Ltd. (c) (u)		196	169
Golar LNG Energy Ltd. (c)		71	148
Golar LNG Energy Ltd. (c) (f)		218	453
SeaDrill Ltd. (c)		18	372
Vermilion Energy Trust		9	238
			2,256
FINANCIALS - 12.4%
Aareal Bank AG (c)		14	335
Aozora Bank Ltd. (c)		229	332
Ascendas India Trust		791	489
Ascendas Real Estate Investment Trust		324	444
Banque Cantonale Vaudoise		1	344
Bolsas y Mercados Espanoles SA		28	1,103
CapitaCommercial Trust (t) (u)		928	685
CapitaMall Trust (t) (u)		239	314
Close Brothers Group Plc		61	776
Credit Saison Co. Ltd. (e)		16	192
Espirito Santo Financial Group SA		16	315
Hopewell Holdings Ltd.		12	38
Industrial Alliance Insurance & Financial Services Inc.		27	731
Iwai Securities Co. Ltd.		25	207
kabu.com Securities Co. Ltd.		1	856
Kagawa Bank Ltd.		39	154
Korean Reinsurance Co.		96	968
Liberty International Plc (t) (u)		9	68
Liontrust Asset Management Plc		25	46
Mah Sing Group Berhad		206	111
Midland Holdings Ltd.		1,286	1,074
Orix JREIT Inc.		-	497
Paragon Group Companies Plc		421	1,014
Shaftesbury Plc (t) (u)		66	378
Sparebank 1 Nord Norge		15	263
SpareBank 1 SMN		29	245
Sumitomo Real Estate Sales Co. Ltd. (e)		24	866
Sun Frontier Fudousan Co. Ltd. (c)		1	233
Tokyo Tomin Bank Ltd.		21	346
Tokyu Livable Inc.		74	620
Van Lanschot NV		2	147
Yanlord Land Group Ltd.		263	426
			14,617
HEALTH CARE - 7.4%
As One Corp.		8	158
Biovail Corp.		22	336
Genmab A/S (c) (e)		18	454
Hogy Medical Co. Ltd.		18	1,031
MANI Inc.		23	1,731
Nakanishi Inc.		24	2,068
Nestor Healthcare Group Plc		160	113
Omega Pharma SA		17	755
Pharmstandard OJSC - GDR (c) (u)		15	278
Sysmex Corp.		40	1,720
			8,644
INDUSTRIALS - 17.2%
Aecon Group Inc.		103	1,127
Amano Corp.		46	399
Andritz AG		17	869
Atkins (WS) Plc		23	230
BFI Canada Ltd.		40	516
Brunel International NV		20	683
Chiyoda Corp. (e)		123	969
Cosel Co. Ltd.		52	690
Fenner Plc		49	117
Fuji Machine Manufacturing Co. Ltd.		8	89
Glory Ltd. (e)		10	255
Harmonic Drive Systems Inc.		-	171
Hastie Group Ltd.		358	704
Kaba Holding AG (e)		1	233
KCC Engineering & Construction Co. Ltd.		11	390
Kintetsu World Express Inc.		26	604
MISUMI Group Inc. (e)		32	673
Miura Co. Ltd. (e)		91	2,583
NovaCast AB - Class B (c) (u)		34	67
Pronexus Inc. (e)		30	237
Robert Walters Plc		61	199
S1 Corp.		14	636
Saft Groupe SA		11	585
Sagami Railway Co. Ltd. (e)		62	273
Sankyu Inc.		92	397
Sato Corp.		17	231
Seco Tools AB - Class B (e)		38	526
Seek Ltd.		611	2,971
Simrad Optronics ASA (c)		365	259
SMA Solar Technology SA		9	933
Spirax-Sarco Engineering Plc		9	152
Telegate AG		26	334
Tocalo Co. Ltd.		20	356
Trafficmaster Plc (c)		320	200
Uponor Oyj		12	198
WestJet Airlines Ltd. (c)		32	332
			20,188
INFORMATION TECHNOLOGY - 11.3%
Acal Plc		114	211
Aixtron AG (e)		26	706
ARM Holdings Plc		211	484
COM DEV International Ltd. (c)		45	118
CSR Plc (c)		19	142
Dai-ichi Seiko Co. Ltd.		30	1,442
Dialog Semiconductor Plc (c) (e)		90	606
Ebiquity Plc (c)		45	41
Epistar Corp. - GDR (c) (f) (t) (u)		10	186
Filtronic Plc (c)		283	169
Giant Interactive Group Inc. - ADR (e)		12	92
Halma Plc		30	102
Hamamatsu Photonics KK (e)		84	2,010
Icom Inc.		18	464
Kingboard Laminates Holdings Ltd.		939	605
Kontron AG (e)		111	1,362
Micronics Japan Co. Ltd.		31	554
Monitise Plc (c)		1,031	243
Netease.com - ADR (c)		3	151
Perfect World Co. Ltd. - ADR (c) (e)		5	236
Premier Farnell Plc		67	160
Rotork Plc		12	214
Sandvine Corp. (c)		130	154
Sepura Ltd.		167	127
Tecmo Koei Holdings Co. Ltd. (c)		21	173
Temenos Group AG (c) (e)		26	605
VTech Holdings Ltd.		17	146
Wacom Co. Ltd.		1	1,501
Yamatake Corp. (e)		13	297
			13,301
MATERIALS - 11.7%
Aquarius Platinum Ltd. (c) (e)		93	424
Banro Corp. (c) (e)		87	232
Banro Corp. (c) (f)		66	208
Centerra Gold Inc. (c)		5	31
Delta Plc		393	1,130
Farallon Mining Ltd. (c)		750	301
First Uranium Corp. (c)		25	68
Fronteer Development Group Inc. (c)		63	273
Gem Diamonds Ltd. (c) (u)		98	370
Great Basin Gold Ltd. (c)		149	229
Hitachi Metals Ltd. (e)		42	430
Iluka Resources Ltd. (c)		388	1,361
Incitec Pivot Ltd.		167	416
Inmet Mining Corp.		10	554
Katanga Mining Ltd. (c)		74	62
Labrador Iron Ore Royalty Income Fund		40	1,362
Minefinders Corp. (c)		160	1,564
Namakwa Diamonds Ltd. (c)		95	53
New Gold Inc. (c)		101	387
Noranda Income Fund		172	405
Peter Hambro Mining Plc (c)		112	1,616
Platmin Ltd. (c)		698	850
Polaris Minerals Corp. (c)		48	72
Red Back Mining Inc. (c)		39	437
Resin Systems Inc. (c)		931	309
Uranium One Inc. (c)		261	626
Whitemud Resources Inc. (c)		50	43
			13,813
TELECOMMUNICATION SERVICES - 0.4%
Freenet AG (c)		38	517

UTILITIES - 0.5%
Elia System Operator SA (e)		14	558
Emp Distribuidora y Comercializadora Norta SA - ADR (c)		7	54
			612

Total Common Stocks (cost $98,838)			102,815

PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%
Biotest AG		2	100

Total Preferred Stocks (cost $114)			100

INVESTMENT FUNDS - 3.6%
SPDR S&P International Small Cap ETF (e)		165	4,214

Total Investment Funds (cost $4,025)			4,214

RIGHTS - 0.1%
Golar LNG Energy Ltd. (c) (f)		44	76

Total Rights (cost $0)			76

WARRANTS - 0.1%
Minefinders Corp. (c)		19	107
Petaquilla Copper Ltd. (c) (f)		182	-
Peter Hambro Mining Plc (c)		10	11

Total Warrants (cost $82)			118

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		212	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $212)			-

CORPORATE BONDS AND NOTES - 0.1%
CONSUMER STAPLES - 0.1%
Olam International Ltd., 1.00%, 07/03/13		$ 100	102

Total Corporate Bonds and Notes (cost $52)			102

SHORT TERM INVESTMENTS - 23.1%
Mutual Funds - 9.2%
JNL Money Market Fund, 0.11% (a) (h)		10,883	10,883

Securities Lending Collateral - 13.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		13,629	13,629
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		2,792	2,774
			16,403

Total Short Term Investments (cost $27,304)			27,286

Total Investments - 114.4% (cost $130,627)			134,711
Other Assets and Liabilities, Net - (14.4%)			(17,003)
Total Net Assets - 100%			$ 117,708

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 9.2%
Home Depot Inc.	35	$ 935
Lowe's Cos. Inc.	255	5,331
Omnicom Group Inc. (e)	43	1,577
Scripps Networks Interactive Inc.	45	1,652
Strayer Education Inc.	15	3,178
Target Corp.	326	15,218
Time Warner Cable Inc. (e)	68	2,943
Time Warner Inc. (e)	67	1,932
Urban Outfitters Inc. (c) (e)	65	1,958
Viacom Inc. - Class B (c) (e)	172	4,812
Walt Disney Co. (e)	84	2,304
		41,840
CONSUMER STAPLES - 10.2%
Alberto-Culver Co. (e)	90	2,483
Avon Products Inc.	88	2,978
Colgate-Palmolive Co. (e)	32	2,441
Costco Wholesale Corp.	91	5,121
Energizer Holdings Inc. (c)	29	1,904
PepsiCo Inc. (e)	211	12,395
Philip Morris International Inc.	110	5,342
Procter & Gamble Co.	76	4,408
Wal-Mart Stores Inc.	184	9,018
		46,090
ENERGY - 4.7%
Baker Hughes Inc. (e)	25	1,054
Diamond Offshore Drilling Inc.	14	1,318
EOG Resources Inc.	21	1,762
Marathon Oil Corp.	105	3,343
Schlumberger Ltd.	200	11,908
Weatherford International Ltd. (c)	89	1,847
		21,232
FINANCIALS - 7.1%
Berkshire Hathaway Inc. - Class A (c)	-	1,313
Charles Schwab Corp.	48	921
CME Group Inc. (e)	4	1,233
Goldman Sachs Group Inc. (e)	89	16,352
Hudson City Bancorp Inc. (e)	179	2,355
JPMorgan Chase & Co.	94	4,106
Progressive Corp. (c)	180	2,984
RenaissanceRe Holdings Ltd.	51	2,793
		32,057
HEALTH CARE - 19.1%
Aetna Inc.	234	6,518
Allergan Inc.	90	5,120
Baxter International Inc.	149	8,506
Biogen Idec Inc. (c)	131	6,623
Celgene Corp. (c)	250	13,969
Cerner Corp. (c) (e)	283	21,138
DaVita Inc. (c)	150	8,507
Medtronic Inc.	123	4,512
Merck & Co. Inc.	56	1,765
Shire Plc - ADR (e)	135	7,075
Teva Pharmaceutical Industries Ltd. - ADR	60	3,018
		86,751
INDUSTRIALS - 9.9%
Cummins Inc.	59	2,662
Danaher Corp. (e)	70	4,733
Emerson Electric Co.	44	1,780
FedEx Corp. (e)	71	5,311
First Solar Inc. (c) (e)	66	10,119
Fluor Corp.	112	5,675
Illinois Tool Works Inc. (e)	105	4,463
Iron Mountain Inc. (c)	135	3,588
Monster Worldwide Inc. (c) (e)	132	2,304
Southwest Airlines Co.	188	1,805
SunPower Corp. - Class A (c) (e)	20	592
WW Grainger Inc. (e)	20	1,778
		44,810

INFORMATION TECHNOLOGY - 25.8%
Adobe Systems Inc. (c)	250	8,263
Agilent Technologies Inc. (c) (e)	65	1,795
Altera Corp.	67	1,380
Apple Inc. (c)	56	10,344
Broadcom Corp. - Class A (c)	183	5,629
Cisco Systems Inc. (c)	565	13,295
eBay Inc. (c)	87	2,059
Google Inc. - Class A (c) (e)	39	19,536
International Business Machines Corp.	23	2,763
Jabil Circuit Inc.	86	1,153
Juniper Networks Inc. (c) (e)	296	7,998
Maxim Integrated Products Inc. (e)	101	1,829
NetApp Inc. (c)	101	2,689
Nintendo Co. Ltd. - ADR	121	3,817
Oracle Corp.	38	782
Paychex Inc. (e)	156	4,543
QUALCOMM Inc. (e)	158	7,102
Research In Motion Ltd. (c)	50	3,384
SAP AG - ADR	29	1,398
Visa Inc. - Class A (e)	108	7,429
Yahoo! Inc. (c) (e)	542	9,660
		116,848
MATERIALS - 4.5%
Allegheny Technologies Inc. (e)	147	5,137
Cliffs Natural Resources Inc. (e)	66	2,123
Ecolab Inc.	48	2,196
Monsanto Co.	76	5,898
Vulcan Materials Co. (e)	99	5,326
		20,680
TELECOMMUNICATION SERVICES - 2.6%
American Tower Corp. (c)	326	11,873

Total Common Stocks (cost $388,452)		422,181

INVESTMENT FUNDS - 4.0%
iShares Russell 1000 Growth Fund	388	17,959

Total Investment Funds (cost $17,510)		17,959

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,051	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,051)		-

SHORT TERM INVESTMENTS - 33.1%
Mutual Funds - 4.9%
JNL Money Market Fund, 0.11% (a) (h)	22,178	22,178

Securities Lending Collateral - 28.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	110,267	110,267
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	17,908	17,792
		128,059

Total Short Term Investments (cost $150,353)		150,237

Total Investments - 130.2% (cost $557,366)		590,377
Other Assets and Liabilities, Net - (30.2%)		(137,055)
Total Net Assets - 100%		$ 453,322

JNL/Credit Suisse Commodity Securities Fund
COMMON STOCKS - 67.8%
ENERGY - 15.7%
Anadarko Petroleum Corp. (e)	15	$ 968
Apache Corp.	13	1,186
ARC Energy Trust	1	26
Arch Coal Inc.	4	92
BG Group Plc	161	2,792
BP Plc	817	7,222
Cabot Oil & Gas Corp. - Class A	2	62
Cairn Energy Plc (c)	-	6
Caltex Australia Ltd. (c)	2	21
Cameco Corp.	4	113
Canadian Natural Resources Ltd.	6	382
Canadian Oil Sands Trust	3	79
Chesapeake Energy Corp. (e)	24	676
Chevron Corp.	76	5,321
Cimarex Energy Co.	2	85
ConocoPhillips	60	2,709
Consol Energy Inc.	3	122
Cosmo Oil Co. Ltd. (e)	10	28
Crescent Point Energy Corp.	1	24
Denbury Resources Inc. (c) (e)	6	94
Devon Energy Corp. (e)	21	1,416
El Paso Corp.	10	106
Enbridge Inc.	18	702
EnCana Corp.	26	1,499
ENI SpA	102	2,539
EOG Resources Inc.	11	927
Exxon Mobil Corp.	197	13,484
Galp Energia SGPS SA	55	953
Gazprom OAO - ADR	114	2,651
Hellenic Petroleum SA	-	2
Hess Corp.	14	740
Idemitsu Kosan Co. Ltd.	-	2
Imperial Oil Ltd.	5	202
INPEX Corp.	-	230
Japan Petroleum Exploration Co.	-	4
Lundin Petroleum AB (c)	-	2
Marathon Oil Corp.	21	658
Mongolia Energy Co. Ltd. (c)	1	-
Murphy Oil Corp.	4	216
Neste Oil Oyj (e)	-	2
Newfield Exploration Co. (c)	5	204
Nexen Inc.	17	379
Nippon Mining Holdings Inc.	28	135
Nippon Oil Corp. (e)	22	124
Noble Energy Inc.	5	298
Occidental Petroleum Corp.	26	2,041
OMV AG	-	6
Origin Energy Ltd.	25	365
Peabody Energy Corp.	9	335
PetroHawk Energy Corp. (c) (e)	5	115
Petroleo Brasileiro SA - Petrobras - ADR	111	5,105
Pioneer Natural Resources Co.	6	210
Plains Exploration & Production Co. (c) (e)	3	91
Range Resources Corp. (e)	8	419
Repsol YPF SA	54	1,470
Rosneft Oil Co. - GDR (c)	230	1,730
Royal Dutch Shell Plc - Class B	196	5,438
Santos Ltd.	26	343
Saras SpA (e)	-	2
SBM Offshore NV	3	58
Showa Shell Sekiyu KK (e)	-	1
Southwestern Energy Co. (c)	9	405
Spectra Energy Corp.	24	453
StatoilHydro ASA	22	487
Suncor Energy Inc.	38	1,318
Sunoco Inc.	2	52
Talisman Energy Inc.	8	137
TonenGeneral Sekiyu KK	-	2
Total SA (e)	64	3,794
TransCanada Corp. (e)	27	831
Tullow Oil Plc	1	13
Valero Energy Corp. (e)	21	398
Williams Cos. Inc.	21	376
Woodside Petroleum Ltd.	19	864
XTO Energy Inc.	18	739
		77,081
MATERIALS - 52.1%
Acerinox SA	9	198
Agnico-Eagle Mines Ltd.	17	1,132
Agrium Inc.	9	467
Air Liquide	11	1,263
Air Products & Chemicals Inc.	11	861
AK Steel Holding Corp. (e)	185	3,658
Akzo Nobel NV	12	720
Alcoa Inc.	210	2,752
Allegheny Technologies Inc. (e)	91	3,178
Alumina Ltd. (c)	431	695
Anglo American Plc (c)	295	9,409
Antofagasta Plc	33	401
ArcelorMittal (e)	170	6,339
Asahi Kasei Corp. (e)	30	153
Barrick Gold Corp.	238	9,005
BASF SE	46	2,458
BHP Billiton Plc	1,521	41,518
BlueScope Steel Ltd.	191	492
Celanese Corp. - Class A (e)	3	75
CF Industries Holdings Inc.	2	184
Cliffs Natural Resources Inc. (e)	136	4,417
Commercial Metals Co.	52	934
Daicel Chemical Industries Ltd. (e)	-	2
Daido Steel Co. Ltd. (e)	64	232
Denki Kagaku Kogyo K K (e)	1	3
DIC Corp.	1	1
Dow Chemical Co. (e)	91	2,370
Dowa Holdings Co. Ltd.	63	382
Eastman Chemical Co.	4	207
Ecolab Inc.	11	502
EI Du Pont de Nemours & Co.	62	2,005
Eramet	1	278
Eurasian Natural Resources Corp.	52	732
Fortescue Metals Group Ltd. (c) (e)	287	968
Freeport-McMoRan Copper & Gold Inc.	47	3,207
Givaudan SA	-	67
Goldcorp Inc.	181	7,321
Hitachi Chemical Co. Ltd. (e)	-	2
Hitachi Metals Ltd. (e)	36	369
Holmen AB	30	826
Incitec Pivot Ltd.	76	189
International Flavors & Fragrances Inc.	-	16
International Paper Co.	439	9,765
JFE Holdings Inc.	122	4,182
Johnson Matthey Plc	58	1,282
JSR Corp. (e)	2	41
K+S AG (e)	5	272
Kaneka Corp.	-	3
Kansai Paint Co. Ltd.	-	3
Kazakhmys Plc (c)	14	242
Kinross Gold Corp.	92	2,006
Kobe Steel Ltd. (c)	663	1,160
Koninklijke DSM NV	5	208
Kuraray Co. Ltd.	1	5
Linde AG	10	1,079
Lonmin Plc (c)	18	494
Maruichi Steel Tube Ltd. (e)	-	6
MeadWestvaco Corp. (e)	151	3,370
Mitsubishi Chemical Holdings Corp.	12	50
Mitsubishi Gas Chemical Co. Inc. (e)	8	43
Mitsubishi Materials Corp. (c) (e)	268	740
Mitsubishi Rayon Co. Ltd.	17	58
Mitsui Chemicals Inc. (e)	11	39
Mitsui Mining & Smelting Co. Ltd. (c) (e)	109	279
Monsanto Co.	35	2,726
Mosaic Co.	5	240
Newcrest Mining Ltd.	115	3,246
Newmont Mining Corp.	141	6,201
Nippon Paper Group Inc. (e)	107	3,073
Nippon Steel Corp.	1,409	5,148
Nissan Chemical Industries Ltd.	-	3
Nisshin Steel Co. Ltd.	147	262
Nitto Denko Corp.	10	294
Norsk Hydro ASA (c)	89	593
Novozymes A/S	-	8
Nucor Corp.	156	7,335
Nufarm Ltd.	2	23
OJI Paper Co. Ltd. (e)	932	4,207
OneSteel Ltd.	232	620
Orica Ltd.	20	424
OSAKA Titanium Technologies Co. Ltd. (e)	3	92
Outokumpu Oyj (e)	15	285
OZ Minerals Ltd. (c)	671	674
Potash Corp. of Saskatchewan Inc.	14	1,236
PPG Industries Inc.	11	661
Praxair Inc. (e)	17	1,400
Rautaruukki Oyj (e)	8	195
Rio Tinto Ltd.	73	3,790
Rio Tinto Plc	246	10,477
Salzgitter AG (e)	44	4,264
Shin-Etsu Chemical Co. Ltd. (e)	23	1,414
Showa Denko KK (e)	80	163
Sigma-Aldrich Corp.	5	265
Sims Metal Management Ltd.	31	622
Solvay SA (e)	2	181
SSAB Svenskt Stal AB - Class A (e)	7	109
SSAB Svenskt Stal AB - Class B	-	7
Steel Dynamics Inc.	33	499
Stora Enso Oyj - Class R (c) (e)	612	4,265
Sumitomo Chemical Co. Ltd.	88	367
Sumitomo Metal Industries Ltd. (e)	889	2,189
Sumitomo Metal Mining Co. Ltd. (e)	112	1,839
Svenska Cellulosa AB	446	6,046
Syngenta AG	7	1,508
Taiyo Nippon Sanso Corp. (e)	-	5
Teijin Ltd. (e)	14	44
ThyssenKrupp AG (e)	75	2,580
Tokuyama Corp. (e)	-	3
Tokyo Steel Manufacturing Co. Ltd. (e)	13	159
Toray Industries Inc. (e)	25	152
Tosoh Corp.	7	18
Ube Industries Ltd.	14	37
Umicore	61	1,812
United States Steel Corp. (e)	185	8,229
UPM-Kymmene Oyj	516	6,189
Vale SA - ADR (e)	423	9,784
Vedanta Resources Plc	11	322
Voestalpine AG	13	458
Wacker Chemie AG (e)	-	3
Weyerhaeuser Co.	233	8,556
Xstrata Plc (c)	395	5,829
Yamato Kogyo Co. Ltd.	6	158
Yara International ASA	2	65
		256,669

Total Common Stocks (cost $329,213)		333,750

INVESTMENT FUNDS - 4.9%
Energy Select Sector SPDR Fund (e)	99	5,327
iShares S&P Global Energy Sector Index Fund (e)	17	568
iShares S&P Global Materials Sector Index Fund (e)	22	1,211
Materials Select Sector SPDR Fund (e)	544	16,813

Total Investment Funds (cost $21,558)		23,919

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	317	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $317)		-

CORPORATE BONDS AND NOTES - 3.6%
FINANCIALS - 3.6%
BNP Paribas Commodity Linked Note, 0.15%, 11/26/10 (f) (j) (t) (u)	$ 5,000	5,198
Societe Generale Commodity Linked Note, 0.46%, 07/12/10 (f) (i) (t) (u)	13,000	12,616

Total Corporate Bonds and Notes (cost $18,000)		17,814

GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
GOVERNMENT SECURITIES - 4.0%
Sovereign - 4.0%
Svensk Exportkredit AB Commodity Linked Note, 0.34%, 07/19/10 (f) (i)	20,000	19,794

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.6%
Federal Farm Credit Bank - 0.6%
Federal Farm Credit Bank, 0.30%, 06/22/11 (i)	3,000	2,999

Federal Home Loan Bank - 2.2%
Federal Home Loan Bank, 0.52%, 06/01/10	5,000	5,005
Federal Home Loan Bank, 1.00%, 02/07/11	3,000	3,008
Federal Home Loan Bank, 1.00%, 02/28/11	3,000	3,012
		11,025
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp., 0.33%, 04/07/11 (i)	2,500	2,503
Federal Home Loan Mortgage Corp., 0.35%, 04/01/11 (i)	1,500	1,502
		4,005

Total Government and Agency Obligations (cost $38,035)		37,823

SHORT TERM INVESTMENTS - 31.9%
Federal Home Loan Bank - 4.0%
Federal Home Loan Bank, 0.20%, 10/09/09	6,000	6,000
Federal Home Loan Bank, 0.21%, 10/21/09	5,000	5,000
Federal Home Loan Bank, 0.21%, 10/23/09	3,650	3,650
Federal Home Loan Bank, 0.22%, 10/27/09	1,000	1,000
Federal Home Loan Bank, 0.25%, 11/02/09	1,000	1,000
Federal Home Loan Bank, 0.35%, 01/21/10	1,000	1,000
Federal Home Loan Bank, 0.18%, 02/16/10	2,000	1,999
		19,649
Federal Home Loan Mortgage Corp. - 7.9%
Federal Home Loan Mortgage Corp., 0.21%, 10/13/09	10,000	9,999
Federal Home Loan Mortgage Corp., 0.23%, 11/23/09	2,500	2,500
Federal Home Loan Mortgage Corp., 0.20%, 10/26/09	4,800	4,800
Federal Home Loan Mortgage Corp., 0.20%, 11/02/09	2,300	2,300
Federal Home Loan Mortgage Corp., 0.21%, 11/17/09	5,000	5,000
Federal Home Loan Mortgage Corp., 0.27%, 12/15/09	3,000	3,000
Federal Home Loan Mortgage Corp., 0.24%, 01/25/10	1,500	1,500
Federal Home Loan Mortgage Corp., 0.21%, 01/28/10	4,000	3,999
Federal Home Loan Mortgage Corp., 0.26%, 04/27/10	6,000	5,994
		39,092
Federal National Mortgage Association - 1.0%
Federal National Mortgage Association, 0.23%, 11/04/09	3,000	3,000
Federal National Mortgage Association, 0.27%, 12/01/09	2,000	2,000
		5,000
Mutual Funds - 3.4%
JNL Money Market Fund, 0.11% (a) (h)	16,671	16,671

Securities Lending Collateral - 15.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	66,678	66,678
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	7,414	7,365
		74,043
U.S. Treasury Securities - 0.6%
U.S. Treasury Bill, 0.35%, 07/15/10 (e)	2,500	2,493

Total Short Term Investments (cost $156,982)		156,948

Total Investments - 115.8% (cost $564,105)		570,254
Other Assets and Liabilities, Net - (15.8%)		(77,838)
Total Net Assets - 100%		$ 492,416

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 116.1%
CONSUMER DISCRETIONARY - 13.1%
99 Cents Only Stores (c)	1	$ 11
Aaron's Inc. (n)	1	13
Aeropostale Inc. (c) (n)	12	539
Amazon.com Inc. (c)	1	93
American Greetings Corp.	1	16
Bed Bath & Beyond Inc. (c)	1	26
Best Buy Co. Inc.	2	83
Cablevision Systems Corp. - Class A	1	12
Career Education Corp. (c) (n)	1	32
Carnival Corp.	28	935
Cinemark Holdings Inc.	1	5
Comcast Corp. - Class A (n)	23	394
Cooper Tire & Rubber Co.	1	9
Corinthian Colleges Inc. (c)	2	30
DISH Network Corp. (c)	-	6
Dollar Tree Inc. (c) (n)	10	497
Eastman Kodak Co.	3	16
Expedia Inc. (c) (n)	26	632
Ford Motor Co. (c)	44	320
Fossil Inc. (c)	-	14
GameStop Corp. - Class A (c)	3	82
Gap Inc. (n)	40	865
Gentex Corp.	4	58
Harte-Hanks Inc.	-	7
Hillenbrand Inc.	1	10
Home Depot Inc. (n)	42	1,111
ITT Educational Services Inc. (c) (n)	1	55
Johnson Controls Inc.	4	110
Leggett & Platt Inc. (n)	12	235
Macy's Inc.	8	137
Marvel Entertainment Inc. (c)	4	184
Mattel Inc.	26	473
McDonald's Corp. (n)	1	57
NetFlix Inc. (c)	1	23
News Corp. - Class A (n)	27	326
OfficeMax Inc. (c)	-	5
Penske Auto Group Inc.	2	35
Polo Ralph Lauren Corp.	3	245
Priceline.com Inc. (c)	-	17
RadioShack Corp.	17	282
Rent-A-Center Inc. (c)	1	21
Sally Beauty Holdings Inc. (c)	1	9
Smith & Wesson Holding Corp. (c)	-	2
Starbucks Corp. (c)	2	39
Superior Industries International Inc.	1	7
Tempur-Pedic International Inc. (c)	-	8
Timberland Co. - Class A (c)	1	7
Time Warner Cable Inc.	11	457
Time Warner Inc. (n)	27	786
TJX Cos. Inc.	9	338
Valassis Communications Inc. (c)	-	7
Warnaco Group Inc. (c) (n)	1	61
WMS Industries Inc. (c) (n)	1	31
Yum! Brands Inc. (n)	10	341
		10,114
CONSUMER STAPLES - 10.3%
Archer-Daniels-Midland Co. (n)	4	106
Central Garden & Pet Co. (c)	-	5
Chiquita Brands International Inc. (c)	1	10
Coca-Cola Co.	17	934
Coca-Cola Enterprises Inc. (n)	82	1,747
Colgate-Palmolive Co. (n)	13	992
Costco Wholesale Corp.	6	339
CVS Caremark Corp.	4	132
Dr. Pepper Snapple Group Inc. (c)	6	170
General Mills Inc.	2	116
Kraft Foods Inc. - Class A	5	118
Lancaster Colony Corp.	1	27
Molson Coors Brewing Co.	2	102
Philip Morris International Inc. (n)	6	302
Procter & Gamble Co. (n)	27	1,564
Revlon Inc. (c)	8	36
Reynolds American Inc.	6	267
Smithfield Foods Inc. (c)	1	10
Tyson Foods Inc. (n)	70	880
United Natural Foods Inc. (c)	1	12
Universal Corp.	-	4
Wal-Mart Stores Inc.	2	79
Winn-Dixie Stores Inc. (c)	-	5
		7,957
ENERGY - 9.9%
Alpha Natural Resources Inc. (c) (n)	2	61
Anadarko Petroleum Corp.	8	489
Apache Corp. (n)	15	1,396
Atlas Pipeline Partners LP	1	5
Atwood Oceanics Inc. (c) (n)	1	18
Chevron Corp.	6	387
ConocoPhillips (n)	47	2,100
Diamond Offshore Drilling Inc. (n)	1	48
Exxon Mobil Corp.	17	1,166
Global Industries Ltd. (c)	2	22
Newfield Exploration Co. (c)	6	251
Occidental Petroleum Corp.	1	86
Oceaneering International Inc. (c)	2	91
Rex Energy Corp. (c)	1	4
SandRidge Energy Inc. (c)	1	12
Schlumberger Ltd.	13	745
SEACOR Holdings Inc. (c)	-	33
Valero Energy Corp.	40	772
W&T Offshore Inc.	1	14
		7,700
FINANCIALS - 20.4%
AFLAC Inc.	4	171
Altisource Portfolio Solutions SA (c)	-	4
American Express Co. (n)	26	878
American International Group Inc. (c)	2	66
AON Corp. (n)	1	20
Arthur J Gallagher & Co.	3	72
Bank of America Corp. (n)	24	410
Bank of New York Mellon Corp. (n)	35	1,003
BB&T Corp.	5	131
Blackstone Group LP	1	13
Capital One Financial Corp.	14	486
Citigroup Inc. (n)	155	751
Cousins Properties Inc.	-	1
E*Trade Financial Corp. (c)	4	6
Employer Holdings Inc.	-	6
Equity Residential	1	43
First American Corp. (n)	4	113
First Commonwealth Financial Corp.	1	5
FNB Corp. (n)	2	16
Franklin Resources Inc.	2	161
Goldman Sachs Group Inc. (n)	4	811
Hanover Insurance Group Inc.	-	8
Hartford Financial Services Group Inc. (n)	31	829
HCC Insurance Holdings Inc. (n)	1	25
HCP Inc. (n)	37	1,052
Health Care REIT Inc.	11	474
Hudson City Bancorp Inc. (n)	19	243
Huntington Bancshares Inc.	8	39
Interactive Brokers Group Inc. (c)	-	6
Invesco Ltd.	10	237
JPMorgan Chase & Co. (n)	11	464
KeyCorp	2	16
Lincoln National Corp.	5	132
Loews Corp.	9	322
Marsh & McLennan Cos. Inc.	4	104
MetLife Inc. (n)	7	263
Moody's Corp. (n)	31	630
Morgan Stanley	38	1,186
MSCI Inc. (c)	2	65
Nelnet Inc. - Class A (c)	1	6
New York Community Bancorp Inc.	1	10
NewAlliance Bancshares Inc. (n)	1	10
Ocwen Financial Corp. (c)	-	5
Odyssey Re Holdings Corp.	-	26
PHH Corp. (c)	-	6
PNC Financial Services Group Inc.	3	160
Prudential Financial Inc. (n)	22	1,113
Regions Financial Corp.	10	60
State Street Corp. (n)	1	60
Travelers Cos. Inc.	13	645
U.S. Bancorp (n)	46	1,006
Unum Group (n)	43	926
Ventas Inc.	7	277
Waddell & Reed Financial Inc. - Class A (n)	7	181
		15,753
HEALTH CARE - 13.8%
Acorda Therapeutics Inc. (c)	-	5
Allergan Inc.	3	153
American Medical Systems Holdings Inc. (c)	-	3
Amgen Inc. (c) (n)	16	970
Amsurg Corp. (c)	-	6
Baxter International Inc. (n)	14	775
Bio-Rad Laboratories Inc. - Class A (c)	1	74
Boston Scientific Corp. (c) (n)	61	646
Bristol-Myers Squibb Co. (n)	86	1,937
Cephalon Inc. (c)	1	64
Cerner Corp. (c)	3	254
Community Health Systems Inc. (c)	-	13
Cubist Pharmaceuticals Inc. (c)	1	12
Emeritus Corp. (c)	-	9
Gilead Sciences Inc. (c)	9	438
Health Management Associates Inc. (c)	-	1
Humana Inc. (c)	1	52
Invacare Corp.	-	9
Johnson & Johnson	9	554
Kinetic Concepts Inc. (c)	1	18
Medco Health Solutions Inc. (c) (n)	20	1,112
Molina Healthcare Inc. (c)	-	2
Mylan Inc. (c)	1	16
Myriad Genetics Inc. (c)	4	99
Myriad Pharmaceuticals Inc. (c)	1	6
Omnicare Inc.	-	9
PDL BioPharma Inc.	-	2
Pfizer Inc. (n)	76	1,253
Psychiatric Solutions Inc. (c)	-	5
ResMed Inc. (c)	1	27
Schering-Plough Corp.	16	452
Sepracor Inc. (c) (n)	4	80
St. Jude Medical Inc. (c)	8	328
STERIS Corp.	1	15
Valeant Pharmaceutical International (c)	2	42
Varian Medical Systems Inc. (c)	6	244
WellPoint Inc. (c) (n)	1	43
Wyeth	20	967
		10,695
INDUSTRIALS - 9.7%
3M Co. (n)	6	443
AECOM Technology Corp. (c)	1	16
AirTran Holdings Inc. (c)	2	9
American Superconductor Corp. (c)	-	10
Armstrong World Industries Inc. (c)	2	69
Cintas Corp.	3	100
Cooper Industries Plc	2	71
Crane Co.	1	13
Cubic Corp.	-	16
Cummins Inc.	1	27
Danaher Corp.	8	525
Deluxe Corp.	1	9
Dycom Industries Inc. (c)	1	11
Eaton Corp.	6	340
EnerSys (c)	1	11
Federal Signal Corp.	1	4
FedEx Corp.	8	594
Flowserve Corp.	1	108
Fluor Corp. (n)	7	331
FTI Consulting Inc. (c)	-	17
General Electric Co. (n)	76	1,241
Hertz Global Holdings Inc. (c)	-	2
Honeywell International Inc.	2	78
Illinois Tool Works Inc. (n)	20	863
ITT Corp.	1	73
KBR Inc.	5	121
Manitowoc Co. Inc.	1	11
Marten Transport Ltd. (c)	-	7
Mine Safety Appliances Co.	-	11
Nordson Corp.	-	11
Northrop Grumman Corp. (n)	23	1,211
Oshkosh Corp.	1	15
Raytheon Co. (n)	11	513
RR Donnelley & Sons Co.	3	62
Sauer-Danfoss Inc.	-	2
Tennant Co.	-	9
TransDigm Group Inc. (c)	-	10
Union Pacific Corp.	6	321
United Parcel Service Inc. - Class B	3	181
Waste Management Inc.	2	72
		7,538
INFORMATION TECHNOLOGY - 23.2%
Acxiom Corp. (c)	1	8
ADTRAN Inc.	-	2
Advanced Micro Devices Inc. (c)	6	36
Advent Software Inc. (c)	-	16
Analog Devices Inc.	3	74
Apple Inc. (c) (n)	2	426
Arris Group Inc. (c)	1	7
AsiaInfo Holdings Inc. (c)	-	8
Autodesk Inc. (c) (n)	6	148
Avid Technology Inc. (c)	1	7
BMC Software Inc. (c)	1	53
Broadcom Corp. - Class A (c) (n)	20	608
Broadridge Financial Solutions Inc. (n)	1	28
Checkpoint Systems Inc. (c)	1	13
Cisco Systems Inc. (c)	34	796
Cognizant Technology Solutions Corp. (c)	11	410
Computer Sciences Corp. (c)	3	174
Compuware Corp. (c)	4	32
Cree Inc. (c)	3	99
CSG Systems International Inc. (c)	-	3
Dolby Laboratories Inc. - Class A (c)	1	19
Electronic Arts Inc. (c) (n)	26	491
EMC Corp. (c) (n)	74	1,258
Fidelity National Information Services Inc.	6	161
Global Cash Access Holdings Inc. (c)	1	9
Google Inc. - Class A (c)	-	50
Hewlett-Packard Co.	7	330
Ingram Micro Inc. - Class A (c)	1	15
Intel Corp. (n)	84	1,648
International Business Machines Corp.	1	108
Intersil Corp.	-	6
j2 Global Communications Inc. (c)	-	2
Juniper Networks Inc. (c) (n)	49	1,316
KLA-Tencor Corp.	5	176
LSI Corp. (c)	7	36
MasterCard Inc. (n)	3	647
Maxim Integrated Products Inc.	4	76
Micron Technology Inc. (c)	5	42
Microsoft Corp.	14	365
Motorola Inc. (n)	157	1,348
NetApp Inc. (c)	1	35
Novell Inc. (c) (n)	4	19
Nvidia Corp. (c) (n)	69	1,033
Oracle Corp.	15	311
Pegasystems Inc.	-	7
Polycom Inc. (c)	5	128
QUALCOMM Inc.	11	504
Red Hat Inc. (c)	34	940
Salesforce.com Inc. (c)	14	786
SanDisk Corp. (c)	28	599
Semtech Corp. (c)	1	13
Silicon Laboratories Inc. (c)	7	301
Sohu.com Inc. (c)	4	268
Starent Networks Corp. (c)	-	10
STEC Inc. (c)	1	38
Sun Microsystems Inc. (c) (n)	20	177
Sybase Inc. (c)	13	486
Synaptics Inc. (c)	1	13
SYNNEX Corp. (c)	-	9
Syntel Inc.	-	19
Tech Data Corp. (c)	1	21
Tessera Technologies Inc. (c)	-	11
Texas Instruments Inc. (n)	32	746
TiVo Inc. (c)	-	4
Tyler Technologies Inc. (c)	1	9
VeriFone Holdings Inc. (c)	1	8
VeriSign Inc. (c)	13	315
VMware Inc. - Class A (c)	1	20
Websense Inc. (c)	1	8
Wright Express Corp. (c)	1	15
Yahoo! Inc. (c)	2	41
		17,945
MATERIALS - 4.6%
Alcoa Inc.	15	192
Ashland Inc.	-	17
Cabot Corp.	1	18
CF Industries Holdings Inc.	2	181
Dow Chemical Co. (n)	30	774
Eastman Chemical Co. (n)	3	166
Freeport-McMoRan Copper & Gold Inc.	3	192
Huntsman Corp.	4	32
Lubrizol Corp. (n)	5	357
Monsanto Co.	4	302
Mosaic Co.	5	231
Newmont Mining Corp. (n)	8	339
NL Industries Inc.	-	3
Nucor Corp. (n)	3	146
Pactiv Corp. (c) (n)	9	229
Schweitzer-Mauduit International Inc.	-	5
Walter Industries Inc.	4	210
Westlake Chemical Corp.	1	18
Weyerhaeuser Co.	4	139
Worthington Industries Inc.	1	7
		3,558
TELECOMMUNICATION SERVICES - 5.7%
American Tower Corp. (c)	8	284
AT&T Inc. (n)	61	1,640
Premiere Global Services Inc. (c)	1	3
Qwest Communications International Inc.	19	73
Sprint Nextel Corp. (c) (n)	37	146
Syniverse Holdings Inc. (c)	1	16
Telephone & Data Systems Inc.	1	16
US Cellular Corp. (c)	1	20
Verizon Communications Inc.	74	2,228
		4,426
UTILITIES - 5.4%
AES Corp. (c)	8	123
American Electric Power Co. Inc.	36	1,116
American Water Works Co. Inc.	1	10
CH Energy Group Inc.	-	18
DPL Inc.	1	29
Duke Energy Corp.	25	400
Edison International	2	77
FirstEnergy Corp. (n)	18	805
Hawaiian Electric Industries Inc.	1	9
Integrys Energy Group Inc.	1	25
Mirant Corp. (c)	1	15
Ormat Technologies Inc.	-	16
PG&E Corp.	2	61
PNM Resources Inc.	1	8
Public Service Enterprise Group Inc.	41	1,280
TECO Energy Inc. (n)	12	166
		4,158

Total Common Stocks (cost $85,468)		89,844

SHORT TERM INVESTMENTS - 9.4%
Mutual Funds - 9.4%
JNL Money Market Fund, 0.11% (a) (h)	7,234	7,234

Total Short Term Investments (cost $7,234)		7,234

Total Investments - 125.5% (cost $92,702)		97,078
Total Securities Sold Short - (17.5%) (proceeds $13,168)		(13,528)
Other Assets and Liabilities, Net - (8.0%)		(6,197)
Total Net Assets - 100%		$ 77,353

Securities Sold Short
COMMON STOCKS - 17.5%
CONSUMER DISCRETIONARY - 2.6%
Abercrombie & Fitch Co. - Class A	1	$ 33
Advance Auto Parts Inc.	-	8
American Eagle Outfitters Inc.	2	25
Autoliv Inc.	1	27
AutoZone Inc.	-	44
Bally Technologies Inc.	1	27
Big Lots Inc.	1	25
Black & Decker Corp.	1	32
Burger King Holdings Inc.	2	26
Carmax Inc.	1	27
CBS Corp. - Class B	3	39
Chico's FAS Inc.	2	26
Coach Inc.	1	46
CTC Media Inc.	1	19
Darden Restaurants Inc.	1	34
Dick's Sporting Goods Inc.	1	27
DirecTV Group Inc.	2	50
DR Horton Inc.	2	26
DreamWorks Animation SKG Inc.	1	18
Fortune Brands Inc.	1	39
Gannett Co. Inc.	3	31
Genuine Parts Co.	1	38
Goodyear Tire & Rubber Co.	2	34
Guess? Inc.	1	26
H&R Block Inc.	2	37
Harley-Davidson Inc.	2	37
Harman International Industries Inc.	1	30
Hasbro Inc.	1	31
Interactive Data Corp.	-	9
International Game Technology	2	37
Interpublic Group of Cos. Inc.	4	32
J Crew Group Inc.	1	29
KB Home	2	27
Lennar Corp.	2	29
Liberty Media Corp. - Entertainment - Class A	1	28
Limited Brands Inc.	2	34
Lowe's Cos. Inc.	4	77
Marriott International Inc. - Class A	1	36
McGraw-Hill Cos. Inc.	2	38
Meredith Corp.	1	30
New York Times Co. - Class A	1	10
Nike Inc. - Class B	1	71
Nordstrom Inc.	1	37
Office Depot Inc.	2	13
Omnicom Group Inc.	1	44
O'Reilly Automotive Inc.	1	36
PetSmart Inc.	1	26
Phillips-Van Heusen Corp.	1	26
Pulte Homes Inc.	3	30
Ross Stores Inc.	-	9
Scripps Networks Interactive Inc.	1	33
Sherwin-Williams Co.	1	36
Snap-On Inc.	1	21
Stanley Works	1	30
Staples Inc.	2	56
Starwood Hotels & Resorts Worldwide Inc.	1	36
Tiffany & Co.	1	35
Tim Hortons Inc.	1	25
Tupperware Brands Corp.	1	24
Urban Outfitters Inc.	1	27
VF Corp.	1	36
Walt Disney Co.	1	14
Whirlpool Corp.	1	35
Williams-Sonoma Inc.	1	16
Wyndham Worldwide Corp.	2	31
		2,025
CONSUMER STAPLES - 1.3%
Altria Group Inc.	5	87
Avon Products Inc.	2	51
BJ's Wholesale Club Inc.	1	29
Campbell Soup Co.	1	39
Church & Dwight Co. Inc.	1	28
Clorox Co.	1	41
ConAgra Foods Inc.	2	43
Constellation Brands Inc. - Class A	2	32
Corn Products International Inc.	1	14
Energizer Holdings Inc.	-	27
Estee Lauder Cos. Inc.	1	33
Flowers Foods Inc.	1	18
Hershey Co.	1	39
HJ Heinz Co.	1	48
Hormel Foods Corp.	1	32
JM Smucker Co.	1	37
Kellogg Co.	1	49
Lorillard Inc.	1	52
McCormick & Co. Inc.	1	34
NBTY Inc.	1	20
PepsiAmericas Inc.	1	23
PepsiCo Inc.	-	18
SUPERVALU Inc.	2	32
Sysco Corp.	2	52
Walgreen Co.	2	86
Whole Foods Market Inc.	1	34
		998
ENERGY - 1.7%
Arch Coal Inc.	1	27
Cabot Oil & Gas Corp. - Class A	1	32
Cameron International Corp.	1	34
Cimarex Energy Co.	1	30
CNX Gas Corp.	1	19
Continental Resources Inc.	1	27
Denbury Resources Inc.	2	33
El Paso Corp.	4	37
Energy Transfer Partners LP	-	5
ENSCO International Inc.	1	34
EOG Resources Inc.	1	67
FMC Technologies Inc.	1	37
Halliburton Co.	2	57
Helmerich & Payne Inc.	1	28
IHS Inc.	-	15
Kinder Morgan Management LLC	-	15
Marathon Oil Corp.	2	64
Massey Energy Co.	1	31
Murphy Oil Corp.	1	46
Nabors Industries Ltd.	2	38
National Oilwell Varco Inc.	1	60
Noble Energy Inc.	1	46
NuStar Energy LP	-	11
Peabody Energy Corp.	1	45
Pioneer Natural Resources Co.	1	36
Plains Exploration & Production Co.	1	28
Pride International Inc.	1	24
Range Resources Corp.	1	39
Rowan Cos. Inc.	1	30
Smith International Inc.	1	37
Southwestern Energy Co.	1	55
Spectra Energy Corp.	3	47
Sunoco Inc.	1	34
Tesoro Corp.	2	30
Whiting Petroleum Corp.	1	29
Williams Cos. Inc.	2	43
XTO Energy Inc.	2	70
		1,340
FINANCIALS - 2.2%
Affiliated Managers Group Inc.	1	33
Alexandria Real Estate Equities Inc.	-	11
AllianceBernstein Holding LP	-	10
Ameriprise Financial Inc.	1	36
Apartment Investment & Management Co.	2	30
Assurant Inc.	1	32
AvalonBay Communities Inc.	1	36
BancorpSouth Inc.	1	22
Bank of Hawaii Corp.	1	25
Boston Properties Inc.	1	46
Brown & Brown Inc.	1	27
Capitol Federal Financial	-	9
CB Richard Ellis Group Inc. - Class A	3	31
Charles Schwab Corp.	3	57
Chubb Corp.	-	20
Cincinnati Financial Corp.	1	34
CME Group Inc.	-	62
Comerica Inc.	1	36
Commerce Bancshares Inc.	1	19
Cullen/Frost Bankers Inc.	1	26
Discover Financial Services	3	42
Eaton Vance Corp.	1	25
Endurance Specialty Holdings Ltd.	-	10
Federal Realty Investment Trust	1	31
Federated Investors Inc. - Class B	1	32
Fidelity National Financial Inc. - Class A	1	12
Fifth Third Bancorp	2	18
First Horizon National Corp.	2	21
FirstMerit Corp.	-	-
Genworth Financial Inc. - Class A	3	35
Host Hotels & Resorts Inc.	3	38
IntercontinentalExchange Inc.	-	39
Janus Capital Group Inc.	2	30
Jefferies Group Inc.	1	27
Kimco Realty Corp.	3	34
Legg Mason Inc.	1	34
Leucadia National Corp.	1	35
Mack-Cali Realty Corp.	1	26
NASDAQ OMX Group Inc.	2	32
Navigators Group Inc.	-	5
Northern Trust Corp.	1	52
NYSE Euronext	1	40
People's United Financial Inc.	2	36
Plum Creek Timber Co. Inc.	1	34
Principal Financial Group Inc.	2	41
Progressive Corp.	3	45
ProLogis	3	35
Raymond James Financial Inc.	1	19
Rayonier Inc.	-	7
Regency Centers Corp.	1	19
Senior Housing Properties Trust	1	13
SLM Corp.	4	32
T. Rowe Price Group Inc.	1	46
TD Ameritrade Holding Corp.	1	26
TFS Financial Corp.	1	12
Torchmark Corp.	1	35
Vornado Realty Trust	1	32
Weingarten Realty Investors	1	26
XL Capital Ltd. - Class A	2	37
		1,715
HEALTH CARE - 2.2%
Abbott Laboratories	1	45
Aetna Inc.	1	25
AmerisourceBergen Corp.	2	38
Biogen Idec Inc.	1	51
CareFusion Corp.	1	16
Celgene Corp.	1	73
Charles River Laboratories International Inc.	1	22
CIGNA Corp.	1	39
Covance Inc.	-	22
Coventry Health Care Inc.	2	32
DaVita Inc.	1	40
DENTSPLY International Inc.	1	35
Edwards Lifesciences Corp.	-	14
Eli Lilly & Co.	3	83
Endo Pharmaceuticals Holdings Inc.	1	14
Express Scripts Inc.	1	62
Forest Laboratories Inc.	1	41
Gen-Probe Inc.	-	17
Genzyme Corp.	1	57
Henry Schein Inc.	1	27
Hospira Inc.	1	40
Idexx Laboratories Inc.	1	25
IMS Health Inc.	2	31
King Pharmaceuticals Inc.	3	31
Laboratory Corp. of America Holdings	-	26
Life Technologies Corp.	1	42
Lincare Holdings Inc.	1	28
Mednax Inc.	-	16
Medtronic Inc.	2	88
Merck & Co. Inc.	4	139
Millipore Corp.	1	35
Patterson Cos. Inc.	1	30
PerkinElmer Inc.	2	31
Pharmaceutical Product Development Inc.	1	26
Stryker Corp.	1	50
Techne Corp.	-	5
Teleflex Inc.	-	14
Tenet Healthcare Corp.	5	31
Thermo Fisher Scientific Inc.	1	57
UnitedHealth Group Inc.	3	78
Universal Health Services Inc.	1	31
VCA Antech Inc.	1	27
Waters Corp.	1	39
Zimmer Holdings Inc.	1	48
		1,721
INDUSTRIALS - 2.3%
AGCO Corp.	1	28
Alliant Techsystems Inc.	-	8
AMETEK Inc.	1	28
Avery Dennison Corp.	1	32
Boeing Co.	1	43
Burlington Northern Santa Fe Corp.	1	64
Carlisle Cos. Inc.	-	14
CH Robinson Worldwide Inc.	1	46
Copart Inc.	1	27
Corrections Corp. of America	1	27
Deere & Co.	1	56
Donaldson Co. Inc.	-	7
Dover Corp.	1	35
Dun & Bradstreet Corp.	-	23
Emerson Electric Co.	1	48
Equifax Inc.	1	32
Expeditors International Washington Inc.	1	39
Fastenal Co.	1	35
General Dynamics Corp.	1	71
Goodrich Corp.	1	38
Harsco Corp.	1	28
IDEX Corp.	1	22
Iron Mountain Inc.	1	24
Jacobs Engineering Group Inc.	1	37
JB Hunt Transport Services Inc.	1	26
Joy Global Inc.	1	29
Kirby Corp.	-	15
L-3 Communications Holdings Inc.	1	40
Lennox International Inc.	-	11
Lincoln Electric Holdings Inc.	1	28
Manpower Inc.	-	11
Masco Corp.	1	17
Monster Worldwide Inc.	2	30
MSC Industrial Direct Co. - Class A	1	22
Norfolk Southern Corp.	1	56
Orion Marine Group Inc.	-	7
PACCAR Inc.	1	49
Pall Corp.	1	29
Parker Hannifin Corp.	1	41
Pentair Inc.	1	18
Pitney Bowes Inc.	1	35
Precision Castparts Corp.	1	51
Quanta Services Inc.	2	33
Republic Services Inc. - Class A	2	40
Robert Half International Inc.	1	33
Rockwell Automation Inc.	1	38
Rockwell Collins Inc.	1	41
Roper Industries Inc.	-	15
Ryder System Inc.	1	31
Southwest Airlines Co.	4	37
SPX Corp.	-	12
Stericycle Inc.	1	24
Textron Inc.	2	36
Timken Co.	1	12
United Technologies Corp.	1	30
Valmont Industries Inc.	-	17
Waste Connections Inc.	1	17
Watson Wyatt Worldwide Inc.	-	13
Woodward Governor Co.	1	12
WW Grainger Inc.	-	36
		1,804
INFORMATION TECHNOLOGY - 2.2%
Adobe Systems Inc.	2	56
Agilent Technologies Inc.	2	42
Akamai Technologies Inc.	2	31
Alliance Data Systems Corp.	-	12
Altera Corp.	2	37
Amphenol Corp. - Class A	1	38
Applied Materials Inc.	4	56
Arrow Electronics Inc.	1	25
Automatic Data Processing Inc.	2	63
Avnet Inc.	1	26
CA Inc.	2	42
Ciena Corp.	2	29
Citrix Systems Inc.	1	39
Convergys Corp.	2	21
Dell Inc.	5	72
Diebold Inc.	1	20
DST Systems Inc.	-	13
eBay Inc.	3	71
F5 Networks Inc.	-	12
Fiserv Inc.	1	39
FLIR Systems Inc.	1	25
Global Payments Inc.	1	28
Harris Corp.	1	38
Hewitt Associates Inc. - Class A	1	26
Intuit Inc.	2	43
Jabil Circuit Inc.	2	32
Jack Henry & Associates Inc.	-	9
JDS Uniphase Corp.	-	2
Lender Processing Services Inc.	1	27
Lexmark International Inc.	1	30
Mantech International Corp. - Class A	-	9
McAfee Inc.	1	39
MEMC Electronic Materials Inc.	2	33
Metavante Technologies Inc.	1	28
Mettler Toledo International Inc.	-	27
Microchip Technology Inc.	1	34
Molex Inc.	2	31
National Instruments Corp.	1	17
National Semiconductor Corp.	2	31
NCR Corp.	1	17
Novellus Systems Inc.	1	29
ON Semiconductor Corp.	2	15
Paychex Inc.	2	44
PMC - Sierra Inc.	1	10
SAIC Inc.	-	8
Skyworks Solutions Inc.	1	16
Symantec Corp.	3	49
Synopsys Inc.	1	27
Teradyne Inc.	3	29
Total System Services Inc.	2	27
Trimble Navigation Ltd.	1	26
Western Union Co.	3	49
Xerox Corp.	5	36
Xilinx Inc.	2	35
		1,670
MATERIALS - 1.3%
Air Products & Chemicals Inc.	1	54
Airgas Inc.	1	34
AK Steel Holding Corp.	2	30
Albemarle Corp.	1	28
Allegheny Technologies Inc.	1	31
Ball Corp.	1	30
Bemis Co. Inc.	1	31
Celanese Corp. - Class A	1	28
Cliffs Natural Resources Inc.	1	26
Crown Holdings Inc.	-	10
Ecolab Inc.	1	46
EI Du Pont de Nemours & Co.	2	77
FMC Corp.	1	34
Grief Inc.	-	17
International Flavors & Fragrances Inc.	1	30
Martin Marietta Materials Inc.	-	18
MeadWestvaco Corp.	1	31
Owens-Illinois Inc.	1	37
Packaging Corp. of America	1	22
PPG Industries Inc.	1	47
Praxair Inc.	1	74
Reliance Steel & Aluminum Co.	1	26
Rock-Tenn Co. - Class A	-	14
RPM International Inc.	1	18
Sealed Air Corp.	2	31
Sigma-Aldrich Corp.	1	38
Silgan Holdings Inc.	-	10
Sonoco Products Co.	1	19
Southern Copper Corp.	1	28
Steel Dynamics Inc.	2	25
Titanium Metals Corp.	3	27
Valspar Corp.	1	19
Vulcan Materials Co.	1	38
		1,028
TELECOMMUNICATION SERVICES - 0.3%
CenturyTel Inc.	1	44
Crown Castle International Corp.	1	28
Frontier Communications Corp.	4	30
MetroPCS Communications Inc.	3	29
NII Holdings Inc. - Class B	1	27
Windstream Corp.	3	27
		185
UTILITIES - 1.4%
AGL Resources Inc.	1	18
Allegheny Energy Inc.	1	34
Ameren Corp.	1	35
Aqua America Inc.	1	16
Atmos Energy Corp.	-	8
Calpine Corp.	1	13
CenterPoint Energy Inc.	3	34
CMS Energy Corp.	2	31
Consolidated Edison Inc.	1	45
Constellation Energy Group Inc.	1	39
Dominion Resources Inc.	2	62
DTE Energy Co.	1	32
Energen Corp.	-	17
Entergy Corp.	1	56
EQT Corp.	1	38
FPL Group Inc.	1	66
MDU Resources Group Inc.	1	23
National Fuel Gas Co.	-	14
Nicor Inc.	-	15
NiSource Inc.	2	33
Northeast Utilities	1	33
NSTAR	1	22
OGE Energy Corp.	1	26
Oneok Inc.	1	26
Pepco Holdings Inc.	2	31
Pinnacle West Capital Corp.	1	33
Progress Energy Inc.	1	47
Questar Corp.	1	38
SCANA Corp.	1	35
Sempra Energy	1	50
UGI Corp.	1	20
Vectren Corp.	1	16
Wisconsin Energy Corp.	1	36
		1,042

Total Securities Sold Short - 17.5% (proceeds $13,168)		$ 13,528

JNL/Eagle Core Equity Fund
COMMON STOCKS - 90.4%
CONSUMER DISCRETIONARY - 15.3%
Comcast Corp. - Class A (e)	59	$ 995
Home Depot Inc.	45	1,197
Macy's Inc. (e)	105	1,927
Omnicom Group Inc. (e)	61	2,268
Staples Inc.	136	3,165
Viacom Inc. - Class B (c) (e)	69	1,929
		11,481
CONSUMER STAPLES - 4.6%
CVS Caremark Corp.	97	3,452

ENERGY - 10.8%
BP Plc - ADR (e)	39	2,080
ConocoPhillips	32	1,463
EOG Resources Inc.	19	1,615
Exxon Mobil Corp. (e)	19	1,270
Schlumberger Ltd.	28	1,644
		8,072
FINANCIALS - 13.2%
American Express Co.	32	1,069
Bank of America Corp.	144	2,429
Goldman Sachs Group Inc. (e)	8	1,403
JPMorgan Chase & Co.	19	852
MetLife Inc. (e)	15	570
State Street Corp.	16	827
SunTrust Banks Inc. (e)	16	350
Wells Fargo & Co.	85	2,402
		9,902
HEALTH CARE - 15.6%
Covidien Plc	30	1,301
Genzyme Corp. (c) (e)	17	956
Johnson & Johnson	45	2,719
Pfizer Inc. (e)	163	2,697
UnitedHealth Group Inc.	102	2,551
Zimmer Holdings Inc. (c)	28	1,479
		11,703
INDUSTRIALS - 8.9%
General Electric Co.	96	1,575
PACCAR Inc. (e)	42	1,585
Tyco International Ltd.	72	2,465
United Technologies Corp.	18	1,074
		6,699
INFORMATION TECHNOLOGY - 20.2%
Apple Inc. (c) (e)	9	1,609
Applied Materials Inc.	208	2,781
Autodesk Inc. (c)	66	1,562
Cisco Systems Inc. (c)	54	1,266
Electronic Arts Inc. (c) (e)	101	1,931
Intel Corp.	106	2,082
Microsoft Corp.	89	2,303
Nortel Networks Corp. (c)	6	1
Texas Instruments Inc.	68	1,619
		15,154
TELECOMMUNICATION SERVICES - 1.8%
Sprint Nextel Corp. (c) (e)	348	1,374

Total Common Stocks (cost $67,350)		67,837

INVESTMENT FUNDS - 2.5%
SPDR KBW Bank ETF (e)	83	1,927

Total Investment Funds (cost $1,600)		1,927

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	2	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2)		-

SHORT TERM INVESTMENTS - 33.5%
Mutual Funds - 6.9%
JNL Money Market Fund, 0.11% (a) (h)	5,192	5,192

Securities Lending Collateral - 26.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	19,977	19,977

Total Short Term Investments (cost $25,169)		25,169

Total Investments - 126.4% (cost $94,121)		94,933
Other Assets and Liabilities, Net - (26.4%)		(19,850)
Total Net Assets - 100%		$ 75,083

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 17.3%
Bally Technologies Inc. (c) (e)	136	$ 5,223
BJ's Restaurants Inc. (c) (e)	249	3,737
Choice Hotels International Inc. (e)	37	1,138
Coinstar Inc. (c) (e)	155	5,118
Genesco Inc. (c)	250	6,012
NetFlix Inc. (c) (e)	56	2,588
Shuffle Master Inc. (c)	506	4,767
Sotheby's - Class A (e)	166	2,858
Steak n Shake Co. (c)	98	1,159
True Religion Apparel Inc. (c)	216	5,608
Universal Electronics Inc. (c) (e)	231	4,721
		42,929
CONSUMER STAPLES - 1.0%
Herbalife Ltd.	75	2,460

ENERGY - 4.6%
Lufkin Industries Inc. (e)	100	5,302
OYO Geospace Corp. (c)	114	2,947
Whiting Petroleum Corp. (c) (e)	53	3,072
		11,321
FINANCIALS - 5.6%
Broadpoint Gleacher Securities Inc. (c) (e)	200	1,667
Cash America International Inc.	245	7,385
First Commonwealth Financial Corp.	220	1,252
Redwood Trust Inc. (e)	129	1,997
UMB Financial Corp. (e)	40	1,625
		13,926
HEALTH CARE - 22.6%
Amedisys Inc. (c) (e)	74	3,211
American Medical Systems Holdings Inc. (c)	344	5,822
BioMarin Pharmaceutical Inc. (c) (e)	200	3,611
Bio-Rad Laboratories Inc. - Class A (c)	23	2,144
Centene Corp. (c)	130	2,469
Cubist Pharmaceuticals Inc. (c)	62	1,256
Cutera Inc. (c)	202	1,750
Eclipsys Corp. (c)	263	5,074
Genoptix Inc. (c) (e)	100	3,484
Icon Plc - ADR (c) (e)	132	3,237
Lincare Holdings Inc. (c) (e)	85	2,660
MedAssets Inc. (c) (e)	129	2,914
Onyx Pharmaceuticals Inc. (c)	73	2,201
Psychiatric Solutions Inc. (c) (e)	90	2,403
Regeneron Pharmaceuticals Inc. (c)	87	1,671
Seattle Genetics Inc. (c) (e)	140	1,965
Thoratec Corp. (c) (e)	256	7,759
Vital Images Inc. (c)	110	1,371
Vivus Inc. (c)	110	1,151
		56,153
INDUSTRIALS - 14.9%
A123 Systems Inc. (c)	98	2,089
Duff & Phelps Corp. - Class A	121	2,326
Genco Shipping & Trading Ltd.	106	2,198
Geo Group Inc. (c) (e)	241	4,858
GrafTech International Ltd. (c)	223	3,283
Landstar System Inc.	107	4,069
MasTec Inc. (c)	95	1,148
Monster Worldwide Inc. (c) (e)	146	2,555
Northwest Pipe Co. (c) (e)	104	3,489
Regal-Beloit Corp. (e)	58	2,661
Ritchie Bros. Auctioneers Inc. (e)	191	4,679
Waste Connections Inc. (c)	129	3,725
		37,080
INFORMATION TECHNOLOGY - 27.6%
Advanced Energy Industries Inc. (c) (e)	82	1,164
Ansys Inc. (c) (e)	126	4,731
Coherent Inc. (c) (e)	173	4,032
Compellent Technologies Inc. (c) (e)	258	4,653
DTS Inc. (c)	170	4,662
EMS Technologies Inc. (c) (e)	234	4,881
FormFactor Inc. (c) (e)	112	2,689
Informatica Corp. (c) (e)	152	3,439
Netezza Corp. (c) (e)	239	2,688
Novell Inc. (c)	326	1,469
Omniture Inc. (c)	116	2,483
ON Semiconductor Corp. (c)	547	4,509
Quality Systems Inc. (e)	65	4,031
Radiant Systems Inc. (c)	42	454
Rovi Corp. (c) (e)	201	6,761
Teradyne Inc. (c) (e)	595	5,508
TIBCO Software Inc. (c)	492	4,667
Varian Semiconductor Equipment Associates Inc. (c) (e)	177	5,801
		68,622
MATERIALS - 4.7%
Huntsman Corp.	726	6,610
Terra Industries Inc.	149	5,170
		11,780

Total Common Stocks (cost $213,227)		244,271

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,272	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,272)		-

SHORT TERM INVESTMENTS - 21.4%
Mutual Funds - 2.5%
JNL Money Market Fund, 0.11% (a) (h)	6,315	6,315

Securities Lending Collateral - 18.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	29,383	29,383
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	17,716	17,600
		46,983

Total Short Term Investments (cost $53,414)		53,298

Total Investments - 119.7% (cost $267,913)		297,569
Other Assets and Liabilities, Net - (19.7%)		(48,942)
Total Net Assets - 100%		$ 248,627

JNL/Franklin Templeton Founding Strategy Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Franklin Templeton Global Growth Fund (79.2%) (a)	35,387	$ 265,753
JNL/Franklin Templeton Income Fund (40.7%) (a)	27,789	258,990
JNL/Franklin Templeton Mutual Shares Fund (66.2%) (a)	32,401	243,979

Total Investment Funds (cost $924,176)		768,722

Total Investments - 100.0% (cost $924,176)		768,722
Other Assets and Liabilities, Net - 0.0%		(342)
Total Net Assets - 100%		$ 768,380

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 92.3%
CONSUMER DISCRETIONARY - 18.2%
Accor SA	38	$ 2,134
Bayerische Motoren Werke AG (e)	62	2,987
Chico's FAS Inc. (c)	236	3,068
Comcast Corp. - Class A (e)	30	507
Comcast Corp. - Special Class A	282	4,534
Compagnie Generale des Etablissements Michelin (e)	31	2,403
Compass Group Plc	141	861
Expedia Inc. (c) (e)	87	2,083
Harley-Davidson Inc. (e)	64	1,473
Home Depot Inc.	44	1,180
Hyundai Motor Co.	40	3,789
Inditex SA	31	1,766
Kingfisher Plc	800	2,723
News Corp. - Class A	473	5,671
Pearson Plc	201	2,475
Reed Elsevier NV	171	1,924
Target Corp.	41	1,908
Time Warner Cable Inc.	51	2,190
Time Warner Inc. (e)	114	3,275
Toyota Motor Corp. (e)	70	2,792
USS Co. Ltd.	19	1,147
Viacom Inc. - Class B (c)	92	2,593
Vivendi SA	183	5,665
Walt Disney Co. (e)	75	2,067
		61,215
CONSUMER STAPLES - 1.8%
CVS Caremark Corp.	18	645
Nestle SA	44	1,888
Premier Foods Plc (c)	2,220	1,490
Tesco Plc	309	1,975
		5,998
ENERGY - 8.3%
Aker Solutions ASA	50	564
BG Group Plc	109	1,888
BP Plc	520	4,593
Chevron Corp.	10	731
El Paso Corp.	172	1,775
ENI SpA (e)	121	3,026
Gazprom OAO - ADR	61	1,409
Halliburton Co.	64	1,746
Royal Dutch Shell Plc - Class B	147	4,069
SBM Offshore NV	74	1,581
StatoilHydro ASA	61	1,374
Total SA	87	5,173
		27,929
FINANCIALS - 11.9%
ACE Ltd. (c)	29	1,541
American Express Co.	66	2,226
Aviva Plc	474	3,397
Bank of New York Mellon Corp.	33	969
Cheung Kong Holdings Ltd.	122	1,548
DBS Group Holdings Ltd.	207	1,951
HSBC Holdings Plc	288	3,343
ICICI Bank Ltd. - ADR (e)	39	1,507
ING Groep NV (c)	162	2,887
Intesa Sanpaolo SpA (c)	580	2,564
JPMorgan Chase & Co.	27	1,199
KB Financial Group Inc. - ADR (c)	44	2,288
Mitsubishi UFJ Financial Group Inc. (e)	170	912
Muenchener Rueckversicherungs AG (e)	15	2,349
Progressive Corp. (c)	162	2,690
Standard Life Plc	310	1,084
Swire Pacific Ltd.	153	1,798
Swiss Reinsurance (e)	22	1,003
Torchmark Corp.	30	1,303
UBS AG (c)	66	1,213
UniCredit SpA (c)	571	2,232
		40,004
HEALTH CARE - 15.4%
Abbott Laboratories	28	1,380
Amgen Inc. (c)	134	8,083
Boston Scientific Corp. (c) (e)	313	3,317
Bristol-Myers Squibb Co.	61	1,371
Covidien Plc	103	4,475
GlaxoSmithKline Plc	256	5,033
Lonza Group AG (e)	15	1,632
Merck & Co. Inc. (e)	83	2,628
Merck KGaA	21	2,038
Novartis AG	91	4,539
Pfizer Inc. (e)	269	4,448
Quest Diagnostics Inc. (e)	64	3,342
Roche Holding AG	21	3,318
Sanofi-Aventis SA	85	6,203
		51,807
INDUSTRIALS - 11.4%
Adecco SA (e)	38	2,012
BAE Systems Plc	184	1,028
Brambles Ltd.	263	1,874
Deutsche Post AG	130	2,435
Empresa Brasileira de Aeronautica SA - ADR (c) (e)	41	939
FedEx Corp. (e)	48	3,612
General Electric Co. (e)	143	2,348
Koninklijke Philips Electronics NV	88	2,139
Pitney Bowes Inc.	62	1,539
Randstad Holding NV (c)	49	2,137
Shanghai Electric Group Co. Ltd.	2,294	1,107
Siemens AG (e)	52	4,780
Tyco International Ltd.	133	4,600
United Parcel Service Inc. - Class B (e)	75	4,218
Wolseley Plc (c)	140	3,375
		38,143
INFORMATION TECHNOLOGY - 15.5%
Accenture Plc (c)	203	7,557
Cisco Systems Inc. (c)	161	3,801
Flextronics International Ltd. (c)	254	1,896
FUJIFILM Holdings Corp.	49	1,474
Konica Minolta Holdings Inc.	118	1,114
Microsoft Corp.	260	6,743
Nintendo Co. Ltd. (e)	3	743
Oracle Corp.	368	7,670
Samsung Electronics Co. Ltd. - GDR	19	6,633
SAP AG (e)	74	3,601
Seagate Technology Inc.	195	2,963
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	417	4,572
Telefonaktiebolaget LM Ericsson - Class B	88	887
Tyco Electronics Ltd. (e)	117	2,615
		52,269
MATERIALS - 2.2%
Alcoa Inc.	142	1,863
CRH Plc	82	2,276
Svenska Cellulosa AB	112	1,513
UPM-Kymmene Oyj	60	721
Vale SA - ADR (e)	58	1,185
		7,558
TELECOMMUNICATION SERVICES - 7.6%
AT&T Inc.	37	996
China Telecom Corp. Ltd. - ADR	15	717
France Telecom SA	156	4,165
Singapore Telecommunications Ltd.	1,866	4,305
Sprint Nextel Corp. (c) (e)	480	1,897
Telefonica SA (e)	123	3,396
Telekom Austria AG	160	2,886
Turkcell Iletisim Hizmet AS - ADR (e)	98	1,742
Vodafone Group Plc	2,387	5,349
		25,453

Total Common Stocks (cost $369,667)		310,376

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	527	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $527)		-

SHORT TERM INVESTMENTS - 22.7%
Mutual Funds - 7.4%
JNL Money Market Fund, 0.11% (a) (h)	24,845	24,845

Securities Lending Collateral - 15.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	47,435	47,435
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	4,044	4,017
		51,452

Total Short Term Investments (cost $76,324)		76,297

Total Investments - 115.0% (cost $446,518)		386,673
Other Assets and Liabilities, Net - (15.0%)		(50,471)
Total Net Assets - 100%		$ 336,202

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 24.9%
CONSUMER STAPLES - 0.4%
Diageo Plc		150	$ 2,301

ENERGY - 2.4%
Canadian Oil Sands Trust		250	7,180
ConocoPhillips		115	5,193
Spectra Energy Corp.		165	3,118
			15,491
FINANCIALS - 5.8%
Bank of America Corp.		450	7,614
Barclays Plc (c)		150	887
Capital One Financial Corp. (e)		163	5,824
Citigroup Inc. (e)		894	4,329
Duke Realty Corp. (e)		120	1,441
HSBC Holdings Plc		300	3,433
iStar Financial Inc. (c) (e)		85	258
JPMorgan Chase & Co.		90	3,944
Legg Mason Inc. (e)		67	2,067
Wells Fargo & Co. (e)		250	7,034
			36,831
HEALTH CARE - 1.6%
Abbott Laboratories		20	989
Johnson & Johnson		50	3,044
Merck & Co. Inc. (e)		200	6,326
			10,359
INFORMATION TECHNOLOGY - 1.2%
Intel Corp.		200	3,914
Maxim Integrated Products Inc. (e)		200	3,628
			7,542
MATERIALS - 0.8%
Barrick Gold Corp.		17	659
Newmont Mining Corp. (e)		100	4,402
			5,061
TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc.		175	4,727
Verizon Communications Inc.		45	1,362
			6,089
UTILITIES - 11.8%
AGL Resources Inc. (e)		100	3,527
Ameren Corp.		185	4,677
American Electric Power Co. Inc.		148	4,577
Consolidated Edison Inc. (e)		80	3,275
Dominion Resources Inc. (e)		130	4,485
Duke Energy Corp. (e)		375	5,902
FirstEnergy Corp.		50	2,286
FPL Group Inc. (e)		60	3,314
NiSource Inc.		40	556
PG&E Corp. (e)		180	7,288
Pinnacle West Capital Corp. (e)		100	3,282
Portland General Electric Co. (e)		150	2,958
Progress Energy Inc. (e)		115	4,492
Public Service Enterprise Group Inc.		170	5,345
Sempra Energy (e)		76	3,781
Southern Co.		184	5,827
TECO Energy Inc.		200	2,817
Xcel Energy Inc.		350	6,734
			75,123

Total Common Stocks (cost $185,409)			158,797

PREFERRED STOCKS - 4.4%
CONSUMER DISCRETIONARY - 0.0%
General Motors Corp., 6.25%, Series C (d)		100	337

ENERGY - 0.5%
McMoRan Exploration Co., 8.00% (callable at 1,000 beginning 06/15/14) (p)		1	933
SandRidge Energy Inc., Convertible Preferred, 8.50%, (p) (t) (v)		13	2,261
			3,194
FINANCIALS - 3.6%
Bank of America Corp., Convertible Preferred, 7.25%, Series L, (p)		7	6,349
Credit Suisse, Convertible Preferred, 11.00%, 09/03/10		125	2,598
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25 on 12/31/12) (d) (p)		186	336
Federal National Mortgage Association, 5.38% (callable at 105,000 on 08/10/09) (d) (p)		-	294
Federal National Mortgage Association, 6.75%, Series Q (callable at 25 beginning 09/30/10) (d) (p)		100	157
Federal National Mortgage Association, 8.25%, Series S (callable at 25 beginning 12/31/10) (d) (p)		65	104
Federal National Mortgage Association, 7.63%, Series R (callable at 25 beginning 11/21/12) (d) (p)		143	237
Federal National Mortgage Association, Convertible Preferred, 8.75%, 05/13/11 (d)		91	218
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A, (p)		60	737
GMAC LLC, 7.00% (callable at 1,000 beginning 12/31/11) (e) (p) (t) (v)		2	1,074
Goldman Sachs Convertible Preferred 10.55%, 07/21/10		40	2,418
Goldman Sachs Group Inc., Convertible Preferred, 12.50%, 04/01/10 (t) (v)		80	3,217
Goldman Sachs, Convertible Preferred, 9.00%, 08/20/10		60	2,455
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L, (p)		3	2,679
			22,873
HEALTH CARE - 0.3%
Tenet Healthcare Corp., 7.00%, 10/01/12 (f)		2	2,050

Total Preferred Stocks (cost $47,066)			28,454

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		1,285	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,285)			-

CORPORATE BONDS AND NOTES - 55.2%
CONSUMER DISCRETIONARY - 11.0%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.50%, 04/26/15 (i) (u)		$ 24	23
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.50%, 04/26/15 (i) (u)		60	57
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.50%, 04/26/15 (i) (u)		36	34
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.53%, 04/26/15 (i) (u)		946	905
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.53%, 04/26/15 (i) (u)		120	115
Cablevision Systems Corp., 8.00%, 04/15/12 (e) (k)		4,500	4,691
CBS Corp., 8.88%, 05/15/19		500	551
CCH I Holdings LLC, 13.50%, 01/15/14 (d)		5,000	75
CCH I Holdings LLC, 11.75%, 05/15/14 (d)		7,000	70
CCH I LLC, 11.00%, 10/01/15 (d)		2,800	518
Charter Communications Holdings II LLC, 10.25%, 09/15/10 (d)		7,000	7,875
Cinemark USA Inc., 8.63%, 06/15/19 (t) (v)		1,000	1,034
Clear Channel Communications Inc. Term Loan B, 3.90%, 11/13/15 (i) (u)		8,000	6,060
Dex Media Inc., 8.00%, 11/15/13 (d)		2,250	382
Dex Media Inc., 9.00%, 11/15/13 (d)		5,000	850
DirecTV Holdings LLC, 7.63%, 05/15/16		4,700	5,029
DISH DBS Corp., 7.75%, 05/31/15 (e)		5,000	5,100
Dollar General Corp., 10.63%, 07/15/15 (e)		4,500	4,972
Dollar General Corp., 11.88%, 07/15/17		2,000	2,250
General Motors Corp., 8.38%, 07/15/33 (d)		1,200	195
Harrah's Operating Escrow LLC, 11.25%, 06/01/17 (e) (t) (v)		750	771
Hertz Corp., 8.88%, 01/01/14		5,500	5,555
Hertz Corp., 10.50%, 01/01/16 (e)		1,250	1,300
Idearc Inc. Term Loan, 0.00%, 11/17/13 (d) (i) (u)		1,942	836
Jarden Corp., 8.00%, 05/01/16		400	410
JBS USA LLC, 11.63%, 05/01/14 (e) (t) (v)		1,000	1,075
KB Home, 5.75%, 02/01/14		2,000	1,920
Lamar Media Corp., 9.75%, 04/01/14		1,600	1,732
Limited Brands Inc., 8.50%, 06/15/19 (e) (t) (v)		1,000	1,046
MGM Mirage Inc., 6.75%, 04/01/13		2,900	2,425
R.H. Donnelley Corp., 6.88%, 01/15/13 (d)		2,500	144
R.H. Donnelley Corp., 8.88%, 01/15/16 (d)		5,500	316
R.H. Donnelley Corp., 8.88%, 10/15/17 (d)		4,000	230
Regal Cinemas Corp., 8.63%, 07/15/19 (t) (v)		900	932
Univision Communications Inc., 12.00%, 07/01/14 (e) (t) (v)		500	538
Univision Communications Inc., 9.75%, 03/15/15 (t) (v)		3,947	3,039
US Investigations Services Inc., Term Loan, 3.30%, 04/01/15 (i) (u)		3,920	3,677
Wendy's/Arby's Group Inc., 10.00%, 07/15/16 (e) (t) (v)		1,250	1,328
Wyndham Worldwide Corp., 9.88%, 05/01/14		2,000	2,149
			70,209
CONSUMER STAPLES - 0.9%
Alliance One International Inc., 10.00%, 07/15/16 (t) (v)		500	516
Altria Group Inc., 8.50%, 11/10/13		1,500	1,740
SUPERVALU Inc., 8.00%, 05/01/16 (e)		2,000	2,070
Tyson Foods Inc., 10.50%, 03/01/14 (e)		1,000	1,132
			5,458
ENERGY - 11.0%
Arch Coal Inc., 8.75%, 08/01/16 (t) (v)		1,200	1,236
Bill Barrett Corp., 9.88%, 07/15/16 (e)		400	421
Callon Petroleum Co., 9.75%, 12/08/10		2,000	780
Calpine Generating Co. LLC, 8.00%, 06/01/16 (e) (t) (v)		1,750	1,794
Chesapeake Energy Corp., 9.50%, 02/15/15 (e)		2,500	2,631
Chesapeake Energy Corp., 6.50%, 08/15/17 (e)		4,000	3,670
Chesapeake Energy Corp., 6.25%, 01/15/18		2,200	1,969
Chesapeake Energy Corp., 7.25%, 12/15/18		5,000	4,725
El Paso Corp., 12.00%, 12/12/13		1,600	1,824
El Paso Corp., 7.25%, 06/01/18 (e)		3,500	3,443
El Paso Corp., 7.75%, 01/15/32 (e)		1,000	916
Forest Oil Corp., 8.50%, 02/15/14 (t) (v)		1,500	1,511
Mariner Energy Inc., 7.50%, 04/15/13		2,000	1,930
Newfield Exploration Co., 6.63%, 04/15/16		2,500	2,450
PetroHawk Energy Corp., 10.50%, 08/01/14 (t) (v)		2,000	2,150
PetroHawk Energy Corp., 7.88%, 06/01/15 (e)		3,200	3,152
Petroplus Finance Ltd., 7.00%, 05/01/17 (t) (v)		1,000	910
Pioneer Natural Resources Co., 6.65%, 03/15/17		1,500	1,427
Pioneer Natural Resources Co., 6.88%, 05/01/18		2,000	1,909
Plains Exploration & Production Co., 7.75%, 06/15/15		1,500	1,489
Plains Exploration & Production Co., 10.00%, 03/01/16 (e)		1,500	1,616
Quicksilver Resources Inc., 11.75%, 01/01/16		1,300	1,433
Sabine Pass LNG LP, 7.25%, 11/30/13 (e)		1,350	1,205
Sabine Pass LNG LP, 7.50%, 11/30/16 (e)		2,500	2,134
SandRidge Energy Inc., 9.88%, 05/15/16 (t) (v)		1,600	1,668
SEACOR Holdings Inc., 7.38%, 10/01/19		1,000	1,004
SESI LLC, 6.88%, 06/01/14		1,370	1,308
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (k)		7,500	5,400
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)		4,225	2,831
Texas Competitive Electric Holdings Co. LLC, Term Loan, 3.75%, 10/24/14 (i) (u)		4,560	3,643
Texas Competitive Electric Holdings Co. LLC, Term Loan, 3.75%, 10/24/14 (i) (u)		1,975	1,578
Texas Competitive Electric Holdings Co. LLC, Term Loan, 3.78%, 10/24/14 (i) (u)		387	309
W&T Offshore Inc., 8.25%, 6/15/14 (t) (v)		3,000	2,730
Weatherford International Ltd., 9.63%, 03/01/19 (e)		1,500	1,878
Williams Cos. Inc., 8.75%, 01/15/20		1,000	1,150
			70,224
FINANCIALS - 12.5%
AFLAC Inc., 8.50%, 05/15/19		2,500	2,980
Allison Term Loan, 3.00%, 08/07/14 (u)		165	144
Allison Term Loan, 3.00%, 08/07/14 (u)		1,785	1,564
American Express Co., 7.00%, 03/19/18		1,000	1,100
American Express Credit Corp., 7.30%, 08/20/13		3,000	3,327
Bank of America Corp., 8.13% (callable at 100 beginning 05/15/18) (p)		1,000	889
Duke Realty Corp., 5.95%, 02/15/17		1,500	1,383
Duke Realty LP, 7.38%, 02/15/15		1,200	1,238
Ford Motor Credit Co. LLC, 9.75%, 09/15/10 (k)		2,000	2,044
Ford Motor Credit Co. LLC, 9.88%, 08/10/11		1,000	1,014
Ford Motor Credit Co. LLC, 7.25%, 10/25/11		2,000	1,942
Ford Motor Credit Co. LLC, 3.03%, 01/13/12 (i)		1,000	900
Ford Motor Credit Co. LLC, 7.50%, 08/01/12		3,000	2,881
Ford Motor Credit Co. LLC, 8.00%, 06/01/14 (e)		2,500	2,402
Ford Motor Credit Co. LLC, 12.00%, 05/15/15 (e)		3,000	3,306
GMAC LLC, 7.75%, 01/19/10 (t) (v)		5,000	4,994
GMAC LLC, 6.88%, 09/15/11 (t) (v)		3,532	3,338
HCP Inc., 6.70%, 01/30/18		1,500	1,443
Host Hotels & Resorts LP, 6.88%, 11/01/14 (e)		1,500	1,466
Host Hotels & Resorts LP, 6.38%, 03/15/15		3,500	3,316
Host Hotels & Resorts LP, 6.75%, 06/01/16 (e)		1,000	950
Host Hotels & Resorts LP, 9.00%, 05/15/17 (e) (t) (v)		600	636
iStar Financial Inc., 5.15%, 03/01/12		500	298
iStar Financial Inc., 0.79%, 10/01/12 (i)		4,500	2,250
iStar Financial Inc., 8.63%, 06/01/13		5,000	3,150
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (p)		8,000	7,681
Liberty Mutual Group Inc., 10.75%, 06/15/58 (e) (i) (t) (v)		5,000	4,750
Merrill Lynch & Co. Inc., 6.88%, 04/25/18		1,000	1,052
Morgan Stanley, 5.30%, 03/01/13		2,500	2,620
RBS Global & Rexnord LLC, 9.50%, 08/01/14		1,250	1,212
Simon Property Group LP, 10.35%, 04/01/19		2,000	2,489
Vanguard Health Holding Co. I LLC, 11.25%, 10/01/15 (k)		1,000	1,040
Vornado Realty Trust, 2.85%, 04/01/27		1,500	1,427
Washington Mutual Preferred Funding LLC, 9.75%, (callable at 100 beginning 12/15/17) (d) (p) (t) (v)		1,500	15
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (p)		900	792
Wells Fargo Capital XV, 9.75% (callable at 100 beginning 09/26/13) (p)		5,000	5,200
Woodside Finance Ltd., 8.13%, 03/01/14 (t) (v)		1,500	1,684
Woodside Finance Ltd., 8.75%, 03/01/19 (t) (v)		800	943
			79,860
HEALTH CARE - 6.1%
Community Health Systems Inc., 8.88%, 07/15/15 (e)		4,000	4,100
DaVita Inc., 6.63%, 03/15/13		1,500	1,485
HCA Inc., 6.38%, 01/15/15		1,500	1,335
HCA Inc., 9.25%, 11/15/16		3,500	3,618
HCA Inc., 8.50%, 04/15/19 (e) (t) (v)		5,000	5,225
HCA Inc., 7.88%, 02/15/20		3,000	3,011
Mylan Inc., 3.75%, 09/15/15 (t) (v)		1,500	2,087
Tenet Healthcare Corp., 7.38%, 02/01/13		3,000	2,970
Tenet Healthcare Corp., 9.25%, 02/01/15 (e) (k)		5,000	5,219
Tenet Healthcare Corp., 9.00%, 05/01/15 (t) (v)		3,500	3,658
Tenet Healthcare Corp., 10.00%, 05/01/18 (e) (t) (v)		3,500	3,859
US Oncology Holdings Inc., 6.43%, 03/15/12 (i)		2,905	2,527
			39,094
INDUSTRIALS - 3.0%
Allied Waste North America Inc., 6.13%, 02/15/14		500	512
Allied Waste North America Inc., 7.38%, 04/15/14 (e)		5,000	5,203
Allied Waste North America Inc., 7.13%, 05/15/16		1,400	1,477
Ceridian Corp., 11.25%, 11/15/15 (e) (k)		4,000	3,585
Ingersoll-Rand Co. Ltd., 9.50%, 04/15/14 (l)		700	827
JohnsonDiversey Holdings Inc., 10.67%, 05/15/13 (k)		2,000	1,920
Novelis Inc., Term Loan, 2.29%, 07/07/14 (u)		478	441
RBS Global & Rexnord LLC., 9.50%, 08/01/14 (t) (v)		1,978	1,919
RBS Global & Rexnord LLC., 11.75%, 08/01/16 (e)		1,500	1,358
Terex Corp., 8.00%, 11/15/17 (e)		2,000	1,835
			19,077
INFORMATION TECHNOLOGY - 4.2%
Advanced Micro Devices Inc., 5.75%, 08/15/12 (t) (v)		4,000	3,355
Advanced Micro Devices Inc., 5.75%, 08/15/12		1,000	839
CEVA Group Plc, 10.00%, 09/01/14 (t) (v)		3,000	2,670
First Data Corp., 9.88%, 09/24/15 (e)		5,500	5,081
First Data Corp., Term Loan, 3.03%, 09/24/14 (i) (u)		215	185
First Data Corp., Term Loan, 3.03%, 09/24/14 (i) (u)		93	80
First Data Corp., Term Loan, 3.03%, 09/24/14 (i) (u)		15	13
First Data Corp., Term Loan, 3.04%, 09/24/14 (i) (u)		1,647	1,418
First Data Corp., Term Loan, 3.04%, 10/01/14 (i) (u)		1,845	1,593
First Data Corp., Term Loan, 3.04%, 10/01/14 (i) (u)		1,870	1,615
First Data Corp., Term Loan, 3.04%, 10/01/14 (i) (u)		215	186
Freescale Semiconductor Inc., 10.13%, 12/15/16		850	565
Freescale Semiconductor Inc., Term Loan, 12.50%, 12/15/14 (i) (u)		3,874	3,906
Sanmina-SCI Corp., 6.75%, 03/01/13 (e)		1,200	1,140
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)		1,500	1,402
Sungard Data Systems Inc., 10.63%, 05/15/15 (t) (v)		2,500	2,650
			26,698
MATERIALS - 2.2%
Anglo American Capital Plc, 9.38%, 04/08/14 (e) (t) (v)		2,000	2,330
ArcelorMittal, 9.85%, 06/01/19 (e)		2,000	2,366
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17		2,000	2,128
Ineos Group Holdings Plc, 7.88%, 02/15/16 (t) (v)	EUR	2,250	1,605
JohnsonDiversey Inc., 9.63%, 05/15/12		300	304
Nalco Co., 8.25%, 05/15/17 (t) (v)		300	315
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (e) (l)		1,500	1,770
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19 (l)		1,000	1,228
Teck Resources Ltd., 9.75%, 05/15/14		800	880
Teck Resources Ltd., 10.75%, 05/15/19 (e)		700	814
			13,740
TELECOMMUNICATION SERVICES - 1.0%
CC Holdings GS V LLC, 7.75%, 05/01/17 (t) (v)		1,100	1,138
Crown Castle International Corp., 9.00%, 01/15/15 (e)		1,000	1,048
Digicel Group Ltd., 8.88%, 01/15/15 (e) (t) (v)		500	465
Nortel Networks Ltd., 10.75%, 07/15/16 (d)		600	345
Qwest Corp., 8.38%, 05/01/16 (t) (v)		1,600	1,656
Wind Acquisition Finance SA, 11.75%, 07/15/17 (t) (v)		1,800	2,030
			6,682
UTILITIES - 3.3%
Arizona Public Service Co., 8.75%, 03/01/19		1,000	1,211
CMS Energy Corp., 8.75%, 06/15/19		1,000	1,088
Dynegy Holdings Inc., 6.88%, 04/01/11 (e)		2,500	2,538
Dynegy Holdings Inc., 8.75%, 02/15/12		2,000	2,040
Dynegy Holdings Inc., 7.50%, 06/01/15 (e)		4,225	3,908
Dynegy Holdings Inc., 7.75%, 06/01/19		2,000	1,705
Energy Future Holdings Corp., 10.88%, 11/01/17 (k)		4,000	3,020
Energy Future Holdings Corp., 11.25%, 11/01/17 (d)		4,346	2,868
Public Service Co. of New Mexico., 7.95%, 05/15/18		2,500	2,521
			20,899

Total Corporate Bonds and Notes (cost $377,349)			351,941

SHORT TERM INVESTMENTS - 34.7%
Mutual Funds - 14.9%
JNL Money Market Fund, 0.11% (a) (h)		94,775	94,775

Securities Lending Collateral - 19.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		100,471	100,471
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		25,996	25,827
			126,298

Total Short Term Investments (cost $221,242)			221,073

Total Investments - 119.2% (cost $832,351)			760,265
Other Assets and Liabilities, Net - (19.2%)			(122,355)
Total Net Assets - 100%			$ 637,910

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 86.9%
CONSUMER DISCRETIONARY - 8.5%
Cerberus Capital Management LP (c) (f) (s) (u)		2,220	$ 422
Comcast Corp. - Special Class A		314	5,045
Daimler AG (e)		35	1,753
Eastman Kodak Co. (e)		163	780
Goodyear Tire & Rubber Co. (c)		34	577
H&R Block Inc.		36	668
Harrah's Investment LP (c) (f) (s) (u)		39	-
Hillenbrand Inc. (e)		38	771
Mattel Inc.		340	6,281
News Corp. - Class A		625	7,492
Reed Elsevier Plc		64	478
Thomas Cook Group Plc		62	232
Time Warner Cable Inc. (e)		34	1,481
Virgin Media Inc. (e)		388	5,397
			31,377
CONSUMER STAPLES - 26.2%
Altria Group Inc. (e)		381	6,782
British American Tobacco Plc		311	9,749
Brown-Forman Corp. - Class B (e)		25	1,197
Cadbury Plc		386	4,956
Carlsberg A/S		25	1,799
Carrefour SA		77	3,506
CVS Caremark Corp.		269	9,631
Danone SA		32	1,948
Dr. Pepper Snapple Group Inc. (c)		223	6,405
General Mills Inc.		42	2,684
Imperial Tobacco Group Plc		261	7,531
Japan Tobacco Inc.		1	2,680
Kraft Foods Inc. - Class A		193	5,074
Kroger Co.		202	4,173
KT&G Corp.		34	2,077
Lion Nathan Ltd.		69	696
Lorillard Inc.		14	1,054
Nestle SA (e)		163	6,949
Pepsi Bottling Group Inc.		95	3,460
PepsiAmericas Inc.		36	1,018
Pernod-Ricard SA (e)		60	4,763
Philip Morris International Inc.		44	2,137
Reynolds American Inc. (e)		50	2,224
SUPERVALU Inc. (e)		137	2,070
Wal-Mart Stores Inc.		43	2,094
			96,657
ENERGY - 5.7%
Baker Hughes Inc. (e)		27	1,138
Exterran Holdings Inc. (c) (e)		46	1,091
Marathon Oil Corp.		150	4,775
Noble Energy Inc.		16	1,080
Pride International Inc. (c) (e)		51	1,539
Royal Dutch Shell Plc - Class A		149	4,264
Total SA		39	2,289
Transocean Ltd. (c)		59	5,077
			21,253
FINANCIALS - 11.5%
ACE Ltd. (c)		66	3,515
Alexander's Inc. (c) (e)		8	2,366
Alleghany Corp. (c)		5	1,273
Bank of America Corp.		70	1,189
Barclays Plc (c)		485	2,866
Berkshire Hathaway Inc. - Class B (c) (n)		3	9,693
Conseco Inc. (c) (e)		127	671
Deutsche Bank AG		24	1,821
Deutsche Bank AG (e)		2	123
Deutsche Boerse AG		31	2,512
Forestar Group Inc. (c)		41	701
Genworth Financial Inc. - Class A (c)		24	292
Guaranty Bancorp (c) (e)		49	72
Intesa Sanpaolo SpA (c)		385	1,703
Link Real Estate Investment Trust		644	1,417
Old Republic International Corp. (e)		170	2,066
St. Joe Co. (c) (e)		28	822
Travelers Cos. Inc.		38	1,871
UBS AG (c)		66	1,203
Ventas Inc.		-	5
Vornado Realty Trust		-	-
White Mountains Insurance Group Ltd.		14	4,364
Zurich Financial Services AG		9	2,112
			42,657
HEALTH CARE - 7.9%
Becton Dickinson & Co. (e)		42	2,903
Community Health Systems Inc. (c) (e)		60	1,910
MDS Inc. (c)		81	662
Novartis AG (e)		60	2,978
Schering-Plough Corp. (n)		202	5,717
Tenet Healthcare Corp. (c)		720	4,232
Wyeth (n)		220	10,681
			29,083
INDUSTRIALS - 7.0%
A.P. Moller - Maersk A/S Class B		-	3,433
ACE Aviation Holdings Inc. - Class A (c)		7	32
Delta Air Lines Inc. (c)		-	1
Federal Signal Corp.		54	389
GenCorp Inc. (c) (e)		59	315
Keppel Corp. Ltd.		397	2,285
Koninklijke Philips Electronics NV		24	595
Orkla ASA		605	5,702
Owens Corning Inc. (c) (e)		89	2,004
Siemens AG (e)		52	4,837
TNT NV		57	1,542
Tyco International Ltd.		70	2,424
United Technologies Corp.		37	2,224
			25,783
INFORMATION TECHNOLOGY - 7.7%
Dell Inc. (c)		288	4,402
LSI Corp. (c)		686	3,767
Maxim Integrated Products Inc.		126	2,291
Microsoft Corp. (n)		336	8,687
Motorola Inc.		410	3,521
Perot Systems Corp. (c)		28	839
Sun Microsystems Inc. (c)		206	1,874
Tyco Electronics Ltd. (e)		92	2,040
Xerox Corp.		118	912
			28,333
MATERIALS - 5.1%
Anglo American Plc (c)		72	2,292
Domtar Corp. (c) (e)		25	882
International Paper Co.		160	3,554
Linde AG (e)		43	4,700
MeadWestvaco Corp. (e)		39	869
Temple-Inland Inc.		6	100
Weyerhaeuser Co. (e)		171	6,266
			18,663
TELECOMMUNICATION SERVICES - 3.5%
Cable & Wireless Plc		622	1,425
Koninklijke KPN NV		308	5,101
Qwest Communications International Inc. (e)		365	1,392
Telefonica SA (e)		128	3,531
Vodafone Group Plc		625	1,402
			12,851
UTILITIES - 3.8%
Constellation Energy Group Inc.		75	2,439
E.ON AG		133	5,620
Entergy Corp.		22	1,762
Exelon Corp.		46	2,265
GDF Suez		44	1,956
			14,042

Total Common Stocks (cost $355,346)			320,699

OPTIONS - 0.0%
S&P 500 Index Put Option, Strike Price $775.00, Expiration 12/19/09 (c)		-	44

Total Options (cost $956)			44

OTHER EQUITY INTERESTS - 0.0%
Northwest Airlines Corp., Contingent Distribution (f) (w)		725	-

Total Other Equity Interests (cost $1)			-

CORPORATE BONDS AND NOTES - 3.5%
CONSUMER DISCRETIONARY - 0.8%
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (u)		$ 780	148
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (u)		780	148
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (u)		390	74
Charter Communications Inc., Incremental Term Loan, 9.24%, 03/06/14 (d) (i) (u)		341	322
Charter Communications Operating LLC, Term Loan, 6.25%, 03/06/14 (d) (i) (u)		1,999	1,929
Dana Corp., 6.50%, 03/01/09 (f) (s) (u)		72	-
Dana Corp., 7.00%, 03/15/09 (f) (s) (u)		115	-
Dana Corp., 5.85%, 01/15/15 (f) (s) (u)		65	-
Spectrum Brands Inc. Letter of Credit, 04/01/13 (i) (u)		4	3
Spectrum Brands Inc. Term Loan, 04/01/13 (i) (u)	EUR	221	309
Spectrum Brands Inc. Term Loan B, 04/01/13 (i) (u)		70	67
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)		1,130	1
			3,001
ENERGY - 0.6%
Boston Generating LLC, Term Loan, 0.16%, 12/21/13 (i) (u)		16	11
Boston Generating LLC, Term Loan, 0.16%, 12/21/13 (i) (u)		56	41
Boston Generating LLC, Term Loan B, 2.53%, 12/21/13 (i) (u)		246	180
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.28%, 10/10/14 (i) (u)		1,438	1,148
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.28%, 10/10/14 (i) (u)		226	181
Texas Competitive Electric Holdings Co. LLC, Term Loan, 3.28%, 11/01/15 (i) (u)		698	558
			2,119
FINANCIALS - 1.3%
American General Finance Corp., 5.85%, 06/01/13		104	79
American General Finance Corp., 6.90%, 12/15/17		1,457	1,019
CIT Group Inc., 0.77%, 11/03/10 (i)		165	114
CIT Group Inc., 4.75%; 12/15/10		225	155
CIT Group Inc., 5.60%, 04/27/11 (e)		236	161
CIT Group Inc., 5.40%, 02/13/12 (e)		283	186
CIT Group Inc., 5.80%, 10/01/36		924	554
CIT Group Inc., 6.00%, 04/01/36		369	213
CIT Group Inc., 7.63%, 11/30/12		649	423
CIT Group Inc., Term Loan, 13.00%, 01/20/12 (u)		602	623
HMH Properties Inc., Term Loan, 5.24%, 06/12/14 (i) (u)		1	1
Realogy Corp., Term Loan, 5.35%, 10/10/13 (u)		892	756
Realogy Corp., Term Loan, 5.35%, 10/10/13 (u)		240	204
Realogy Corp., Term Loan, 5.35%, 10/10/13 (u)		725	615
Realogy Corp., Term Loan, 13.50%, 10/15/17 (u)		93	97
			5,200

INFORMATION TECHNOLOGY - 0.4%
First Data Corp., Term Loan, 3.01%, 09/24/14 (i) (u)		1,162	1,004
First Data Corp., Term Loan, 3.03%, 09/24/14 (i) (u)		110	95
First Data Corp., Term Loan, 3.03%, 09/24/14 (i) (u)		437	378
			1,477

UTILITIES - 0.4%
Calpine Corp., Term Loan, 3.17%, 03/29/14 (i) (u)		1,432	1,315

Total Corporate Bonds and Notes (cost $13,632)			13,112

SHORT TERM INVESTMENTS - 24.1%
Mutual Funds - 8.8%
JNL Money Market Fund, 0.11% (a) (h)		32,467	32,467

Securities Lending Collateral - 15.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		56,531	56,531

Total Short Term Investments (cost $88,998)			88,998

Total Investments - 114.5% (cost $458,933)			422,853
Total Securities Sold Short - (1.7%) (proceeds $5,240)			(6,367)
Other Assets and Liabilities, Net - (12.8%)			(47,324)
Total Net Assets - 100%			$ 369,162

Securities Sold Short
COMMON STOCKS - 1.7%
HEALTH CARE - 1.7%
Merck & Co. Inc.		117	$ 3,691
Pfizer Inc.		162	2,676

Total Securities Sold Short - 1.7% (proceeds $5,240)			$ 6,367

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 88.5%
CONSUMER DISCRETIONARY - 19.6%
Autoliv Inc. (e)		48	$ 1,620
Brown Shoe Co. Inc. (e)		132	1,055
Brunswick Corp. (e)		111	1,326
Christopher & Banks Corp.		125	846
DR Horton Inc. (e)		106	1,211
Drew Industries Inc. (c)		13	288
Ethan Allen Interiors Inc. (e)		68	1,122
Fred's Inc.		96	1,216
Gentex Corp. (e)		101	1,425
Group 1 Automotive Inc. (e)		58	1,556
Gymboree Corp. (c) (e)		18	861
Hooker Furniture Corp. (e)		40	536
J.C. Penney Co. Inc.		56	1,890
La-Z-Boy Inc. (e)		139	1,201
M/I Homes Inc. (c)		76	1,034
MDC Holdings Inc. (e)		35	1,202
Men's Wearhouse Inc.		86	2,124
Pier 1 Imports Inc. (c) (e)		76	294
Regis Corp.		57	879
Saks Inc. (c) (e)		113	771
Thor Industries Inc. (e)		98	3,024
Timberland Co. - Class A (c) (e)		23	320
Tuesday Morning Corp. (c) (e)		166	689
Warnaco Group Inc. (c) (e)		43	1,882
West Marine Inc. (c)		80	629
Winnebago Industries Inc. (c) (e)		79	1,168
Zale Corp. (c) (e)		85	608
			30,777
CONSUMER STAPLES - 1.0%
Casey's General Stores Inc. (e)		49	1,525

ENERGY - 9.2%
Arch Coal Inc.		23	508
Atwood Oceanics Inc. (c)		36	1,252
Bristow Group Inc. (c) (e)		52	1,556
CARBO Ceramics Inc. (e)		2	103
Global Industries Ltd. (c)		161	1,527
Helix Energy Solutions Group Inc. (c)		105	1,568
Oil States International Inc. (c) (e)		45	1,581
Overseas Shipholding Group Inc.		22	830
Rowan Cos. Inc.		102	2,342
Teekay Corp.		38	838
Tidewater Inc.		17	786
Unit Corp. (c)		40	1,634
			14,525
FINANCIALS - 12.9%
American National Insurance Co.		12	1,048
Arthur J Gallagher & Co. (e)		41	999
Aspen Insurance Holdings Ltd.		86	2,282
Chemical Financial Corp.		61	1,331
Erie Indemnity Co. - Class A (e)		28	1,041
Montpelier Re Holdings Ltd.		112	1,831
Old Republic International Corp. (e)		200	2,436
Peoples Bancorp Inc.		2	29
Protective Life Corp.		132	2,826
RLI Corp. (e)		22	1,145
StanCorp Financial Group Inc. (e)		31	1,231
Syncora Holdings Ltd. (c)		104	50
TrustCo Bank Corp.		263	1,645
Validus Holdings Ltd.		59	1,531
Zenith National Insurance Corp. (e)		25	779
			20,204
HEALTH CARE - 2.9%
Pharmaceutical Product Development Inc.		75	1,637
STERIS Corp. (e)		35	1,075
Teleflex Inc.		29	1,396
West Pharmaceutical Services Inc. (e)		12	503
			4,611
INDUSTRIALS - 25.2%
ABM Industries Inc. (e)		87	1,835
American Woodmark Corp. (e)		46	895
AO Smith Corp. (e)		14	526
Apogee Enterprises Inc. (e)		102	1,526
Applied Industrial Technologies Inc. (e)		35	745
Astec Industries Inc. (c) (e)		18	446
Brady Corp. - Class A (e)		63	1,801
Briggs & Stratton Corp. (e)		57	1,106
Carlisle Cos. Inc. (e)		58	1,967
CIRCOR International Inc.		19	537
CNH Global NV (c)		12	203
EMCOR Group Inc. (c)		38	970
Franklin Electric Co. Inc. (e)		34	981
Gardner Denver Inc. (c) (e)		44	1,538
Genesee & Wyoming Inc. - Class A (c)		55	1,677
Gibraltar Industries Inc. (e)		137	1,811
Graco Inc. (e)		53	1,480
Kansas City Southern (c) (e)		23	601
Kennametal Inc. (e)		69	1,696
Lincoln Electric Holdings Inc. (e)		30	1,419
Mine Safety Appliances Co.		54	1,494
Mueller Industries Inc.		74	1,757
Nordson Corp. (e)		35	1,963
Powell Industries Inc. (c)		7	265
Roper Industries Inc. (e)		20	1,020
Simpson Manufacturing Co. Inc.		57	1,445
SkyWest Inc.		104	1,718
Timken Co.		21	492
Trinity Industries Inc. (e)		88	1,508
Universal Forest Products Inc. (e)		60	2,353
Wabash National Corp. (c)		163	443
Watts Water Technologies Inc. (e)		44	1,316
			39,534
INFORMATION TECHNOLOGY - 4.5%
Benchmark Electronics Inc. (c) (e)		140	2,515
Cohu Inc. (e)		95	1,291
Diebold Inc.		8	247
Mettler Toledo International Inc. (c)		19	1,739
Omnivision Technologies Inc. (c)		16	251
Rofin-Sinar Technologies Inc. (c) (e)		46	1,061
			7,104
MATERIALS - 10.5%
Airgas Inc.		36	1,746
AptarGroup Inc.		30	1,121
Cabot Corp.		60	1,375
Gerdau AmeriSteel Corp. (e)		182	1,444
Glatfelter		75	860
Reliance Steel & Aluminum Co. (e)		61	2,592
RPM International Inc.		117	2,167
Steel Dynamics Inc.		147	2,260
United States Steel Corp. (e)		5	221
Westlake Chemical Corp. (e)		105	2,686
			16,472
UTILITIES - 2.7%
Atmos Energy Corp. (e)		23	633
Energen Corp.		36	1,569
NV Energy Inc. (e)		178	2,068
			4,270

Total Common Stocks (cost $142,962)			139,022

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		636	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $636)			-

SHORT TERM INVESTMENTS - 39.7%
Mutual Funds - 11.4%
JNL Money Market Fund, 0.11% (a) (h)		17,862	17,862

Securities Lending Collateral - 28.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		34,216	34,216
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		10,302	10,235
			44,451

Total Short Term Investments (cost $62,380)			62,313

Total Investments - 128.2% (cost $205,978)			201,335
Other Assets and Liabilities, Net - (28.2%)			(44,320)
Total Net Assets - 100%			$ 157,015

JNL/Goldman Sachs Core Plus Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (s) (u)		491	$ 5

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (s) (u)		1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f) (s) (u)		2	4

Total Common Stocks (cost $379)			9

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
TCR Holdings - Class B (f)		-	-
TCR Holdings - Class C (f)		-	-
TCR Holdings - Class D (f)		1	-
TCR Holdings - Class E (f)		1	-

Total Preferred Stocks (cost $0)			-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.4%
Adjustable Rate Mortgage Trust REMIC, 5.01%, 04/25/35 (i)		$ 411	336
American Home Mortgage Assets Trust REMIC, 1.60%, 02/25/47 (i)		3,937	1,602
Amortizing Residential Collateral Trust REMIC, 2.05%, 08/25/32 (i)		79	21
Asset Backed Securities Corp. Home Equity REMIC, 3.09%, 04/15/33 (i)		51	18
Banc of America Commercial Mortgage Inc. REMIC, 5.80%, 06/20/36 (i)		2,335	1,524
Banc of America Commercial Mortgage Inc. REMIC, 5.79%, 10/25/36 (i)		607	548
Banc of America Commercial Mortgage Inc. REMIC, 5.63%, 07/10/46		3,500	3,245
Banc of America Commercial Mortgage Inc. REMIC, 0.53%, 06/20/47 (i)		1,700	341
Banc of America Commercial Mortgage Inc. REMIC, 5.41%, 09/10/47		4,700	4,276
Banc of America Mortgage Securities Inc. REMIC, 4.80%, 09/25/35 (i)		1,443	1,154
BCAP LLC Trust REMIC, 0.89%, 11/25/36 (i)		596	495
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.22%, 04/25/34 (i)		441	383
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.34%, 11/25/34 (i)		1,238	1,158
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.09%, 06/25/35 (i)		1,585	1,152
Bear Stearns Alt-A Trust II REMIC, 6.03%, 09/25/47 (i)		3,146	1,834
Carrington Mortgage Loan Trust REMIC, 0.48%, 12/25/35 (i)		160	151
Chase Mortgage Finance Corp. REMIC, 4.09%, 02/25/37 (i)		609	568
CIT Mortgage Loan Trust REMIC, 1.50%, 01/25/10 (f) (i) (t) (u)		700	252
CIT Mortgage Loan Trust REMIC, 1.70%, 09/25/24 (f) (i) (t) (u)		1,280	448
CIT Mortgage Loan Trust REMIC, 1.25%, 10/25/37 (f) (i) (t) (u)		1,272	1,030
Citigroup Mortgage Loan Trust Inc. REMIC, 5.07%, 12/25/35 (i)		1,848	992
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32		400	432
Conseco Financial Corp. REMIC, 7.07%, 01/15/29		235	227
Countrywide Alternative Loan Trust REMIC, 2.40%, 09/25/35 (i)		317	175
Countrywide Alternative Loan Trust REMIC, 0.44%, 3/20/47 (i)		2,156	1,090
Countrywide Alternative Loan Trust REMIC, 2.28%, 11/25/47 (i)		4,710	1,875
Countrywide Asset-Backed Certificates REMIC, 1.50%, 06/25/34 (i)		198	13
Countrywide Home Equity Loan Trust REMIC, 0.44%, 05/15/36 (i) (s) (u)		1,332	233
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.96%, 02/19/34 (i)		559	492
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.38%, 11/20/34 (i)		518	419
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.86%, 08/20/35 (i)		2,304	1,500
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21 (s) (u)		3,602	2,546
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21		3,060	2,889
Credit Suisse Mortgage Capital Certificates REMIC, 5.47%, 09/15/39		6,000	5,099
Deutsche Bank Alternate Loan Trust REMIC, 4.94%, 08/25/35 (i)		843	730
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.82%, 03/19/46 (i)		541	217
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.82%, 03/19/47 (i)		541	144
First Horizon Asset Securities Inc. Pass-Through Trust REMIC, 4.75%, 07/25/33 (i)		211	193
First Union National Bank Commercial Mortgage Trust - Interest Only REMIC, 0.83%, 05/17/32 (i) (s) (u)		8,834	100
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)		447	177
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)		399	174
GSMPS Mortgage Loan Trust, 0.48%, 02/25/35 (i) (t) (u)		152	96
GSR Mortgage Loan Trust REMIC, 4.32%, 10/25/35 (i)		715	551
Harborview Mortgage Loan Trust REMIC, 0.59%, 06/20/35 (i)		1,405	793
Harborview Mortgage Loan Trust REMIC, 5.72%, 12/19/35 (i)		1,322	862
Harborview Mortgage Loan Trust REMIC, 0.50%, 01/19/36 (i)		1,450	752
Harborview Mortgage Loan Trust REMIC, 5.91%, 08/19/36 (i)		2,583	1,570
HFC Home Equity Loan Asset Backed Certificates REMIC, 1.45%, 11/20/36 (i)		1,922	1,596
Impac CMB Trust REMIC, 0.89%, 03/25/35 (i)		186	76
IndyMac Index Mortgage Loan Trust REMIC, 0.87%, 06/25/34 (i)		420	279
IndyMac Index Mortgage Loan Trust REMIC, 4.47%, 03/25/35 (i)		758	516
IndyMac Index Mortgage Loan Trust REMIC, 5.19%, 08/25/35 (i)		855	589
IndyMac Index Mortgage Loan Trust REMIC, 5.28%, 09/25/35 (i)		1,168	805
IndyMac Index Mortgage Loan Trust REMIC, 0.46%, 05/25/46 (i)		1,255	599
JPMorgan Chase & Co. Mortgage Funding Trust REMIC, 0.41%, 12/25/36 (i)		3,576	1,689
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)		7,000	6,463
LB-UBS Commercial Mortgage Trust, 6.65%, 11/15/27		6,000	6,281
LB-UBS Commercial Mortgage Trust REMIC, 5.32%, 09/15/39		1,000	911
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37		5,654	3,452
Lehman XS Trust REMIC, 0.51%, 02/25/46 (i)		2,600	1,246
Lehman XS Trust REMIC, 1.10%, 09/25/47 (i)		1,800	862
Luminent Mortgage Trust REMIC, 0.44%, 05/25/46 (i)		738	298
Luminent Mortgage Trust REMIC, 0.44%, 07/25/36 (i)		1,194	577
MASTR Adjustable Rate Mortgages Trust REMIC, 4.32%, 10/25/34 (i)		341	258
MASTR Adjustable Rate Mortgages Trust REMIC, 5.20%, 12/25/34 (i)		110	77
MASTR Adjustable Rate Mortgages Trust REMIC, 4.85%, 01/25/36 (i)		1,090	877
MASTR Adjustable Rate Mortgages Trust REMIC, 2.25%, 12/25/46 (i)		4,282	1,302
MASTR Seasoned Securities Trust REMIC, 5.30%, 10/25/32 (i)		389	318
Mellon GSL Reinvestment Trust II (d) (f) (u)		340	-
Merit Securities Corp. REMIC, 1.75%, 09/28/32 (i) (t) (u)		376	269
Merrill Lynch Alternative Note Asset Trust REMIC, 0.44%, 07/25/37 (i)		876	395
Mid-State Trust, 7.34%, 07/01/35		245	224
Morgan Stanley Capital I REMIC, 5.38%, 11/14/42 (i)		1,500	1,504
Morgan Stanley Mortgage Loan Trust REMIC, 4.00%, 08/25/34 (i)		222	166
Morgan Stanley Mortgage Loan Trust REMIC, 5.33%, 03/25/36 (i)		2,041	1,223
Morgan Stanley Mortgage Loan Trust REMIC, 0.37%, 10/25/36 (i)		104	94
Residential Accredit Loans Inc. REMIC, 6.52%, 10/25/37 (i)		4,640	2,132
Residential Accredit Loans Inc. REMIC, 1.90%, 01/25/46 (i)		1,496	808
Residential Funding Mortgage Securities I Inc. REMIC, 4.11%, 08/25/35 (i)		817	551
Residential Funding Mortgage Securities I Inc. REMIC, 5.19%, 09/25/35 (i)		1,260	1,017
Sail Net Interest Margin Notes, 7.75%, 04/27/33 (s) (u)		6	-
Sail Net Interest Margin Notes, 5.50%, 03/27/34 (s) (u)		45	-
SLM Student Loan Trust, 0.51%, 10/25/17 (i)		153	153
Structured Adjustable Rate Mortgage Loan Trust REMIC, 3.73%, 05/25/34 (i)		705	594
Structured Adjustable Rate Mortgage Loan Trust REMIC, 3.40%, 09/25/34 (i)		297	242
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.09%, 11/25/34 (i)		1,378	1,135
Structured Asset Mortgage Investments Inc. REMIC, 4.33%, 08/25/35 (i)		134	89
Structured Asset Mortgage Investments Inc. REMIC, 2.40%, 08/25/47 (i)		4,455	2,049
Structured Asset Securities Corp. REMIC, 3.27%, 09/25/33 (i)		901	741
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 5.96%, 10/25/36 (i)		391	380
Washington Mutual Mortgage Pass-Through Certificates REMIC, 3.14%, 06/25/34 (i)		983	927
Washington Mutual Mortgage Pass-Through Certificates REMIC, 5.04%, 12/25/35 (i)		2,030	1,828
Washington Mutual Mortgage Pass-Through Certificates REMIC, 5.50%, 09/25/36 (i)		1,644	1,233
Washington Mutual Mortgage Pass-Through Certificates REMIC, 0.48%, 04/25/45 (i)		202	126
Wells Fargo Alternative Loan Trust REMIC, 6.56%, 12/28/37 (i)		3,777	2,224
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.24%, 04/25/36 (i)		603	466

Total Non-U.S. Government Agency Asset-Backed Securities (cost $134,724)			94,518

CORPORATE BONDS AND NOTES - 32.1%
CONSUMER DISCRETIONARY - 1.1%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13		356	413
Comcast Corp., 5.50%, 03/15/11		375	394
Comcast Holdings Corp., 10.63%, 07/15/12		875	1,043
CSC Holdings Inc., 7.63%, 04/01/11		250	259
CSC Holdings Inc., 6.75%, 04/15/12		250	258
DirecTV Holdings LLC, 8.38%, 03/15/13 (e)		5	5
DirecTV Holdings LLC, 5.88%, 10/01/19 (e) (s) (u)		825	820
DISH DBS Corp., 6.63%, 10/01/14		575	559
Rainbow National Services LLC, 10.38%, 09/01/14 (t) (u)		80	84
Reed Elsevier Capital Inc., 8.63%, 01/15/19 (l)		1,125	1,386
Station Casinos Inc., 6.50%, 02/01/14 (d) (s) (u)		100	3
Station Casinos Inc., 6.88%, 03/01/16 (d) (s) (u)		15	1
Station Casinos Inc., 7.75%, 08/15/16 (d) (s) (u)		60	18
Thomson Reuters Corp., 6.50%, 07/15/18 (e)		1,375	1,554
Whirlpool Corp., 8.00%, 05/01/12		400	432
Whirlpool Corp., 8.60%, 05/01/14 (e) (l)		500	559
			7,788
CONSUMER STAPLES - 1.1%
Altria Group Inc., 9.70%, 11/10/18 (e)		1,350	1,677
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19 (t) (v)		2,075	2,455
BAT International Finance Plc, 9.50%, 11/15/18 (t) (v)		1,150	1,492
CVS Caremark Corp., 5.75%, 06/01/17		975	1,044
Philip Morris International Inc., 5.65%, 05/16/18 (e)		950	1,010
			7,678
ENERGY - 4.0%
Canadian Natural Resources Ltd., 5.15%, 02/01/13		900	957
Canadian Natural Resources Ltd., 6.25%, 03/15/38		50	53
Chesapeake Energy Corp., 6.63%, 01/15/16		275	260
Chesapeake Energy Corp., 6.50%, 08/15/17 (e)		275	252
DCP Midstream LLC, 9.75%, 03/15/19 (t) (v)		1,625	1,941
Dolphin Energy Ltd., 5.89%, 06/15/19 (t) (u)		840	850
Dolphin Energy Ltd., 5.89%, 06/15/19		325	335
El Paso Corp., 7.80%, 08/01/31		33	30
El Paso Corp., 7.75%, 01/15/32 (e)		515	472
Energy Transfer Partners LP, 5.95%, 02/01/15		1,500	1,575
Energy Transfer Partners LP, 6.70%, 07/01/18 (e)		1,425	1,525
Enterprise Products Operating LLC, 6.50%, 01/31/19		1,475	1,611
Enterprise Products Operating LLC, 7.03%, 01/15/68 (i)		775	678
FirstEnergy Solutions Corp., 6.05%, 08/15/21 (t) (u)		700	723
Gulf South Pipeline Co. LP, 6.30%, 08/15/17 (t) (v)		1,200	1,234
Magellan Midstream Partners LP, 6.40%, 07/15/18		1,775	1,944
MidAmerican Energy Holdings Co., 5.95%, 05/15/37		1,750	1,846
Nexen Inc., 6.40%, 05/15/37		1,200	1,168
ONEOK Partners LP, 6.65%, 10/01/36 (e)		1,225	1,305
ONEOK Partners LP, 6.85%, 10/15/37		375	405
Petroleos Mexica, 8.00%, 05/03/19		1,940	2,215
Southern Natural Gas Co., 5.90%, 04/01/17 (k) (t) (v)		120	124
Suncor Energy Inc., 6.10%, 06/01/18		925	967
TEPPCO Partners LP, 6.65%, 04/15/18		1,500	1,626
Transocean Inc., 6.80%, 03/15/38 (e)		850	973
Valero Energy Corp., 7.50%, 04/15/32 (e)		530	527
Williams Cos. Inc., 7.13%, 09/01/11		50	53
Williams Cos. Inc., 7.63%, 07/15/19		75	81
Williams Cos. Inc., 7.88%, 09/01/21 (e)		100	108
Williams Cos. Inc., 8.75%, 03/15/32 (k)		1,075	1,233
XTO Energy Inc., 6.50%, 12/15/18		1,175	1,296
			28,367
FINANCIALS - 20.6%
ANZ Capital Trust, 4.48% (callable at 100 beginning 01/15/10) (p) (t) (v)		1,075	1,065
ANZ National International Ltd., 3.25%, 04/02/12 (e) (u)		6,000	6,199
Bank of America Corp., 5.42%, 03/15/17 (e)		1,300	1,242
Bank of America Corp., 5.75%, 12/01/17		225	225
Bank of America Corp., 7.63%, 06/01/19 (e)		525	592
Chubb Corp., 6.50%, 05/15/38		375	442
Chubb Corp., 6.38%, 03/29/67 (i)		825	742
Citigroup Funding Inc., 1.88%, 10/22/12		4,700	4,709
Citigroup Funding Inc., 1.88%, 11/15/12 (f)		7,400	7,395
Citigroup Inc., 4.13%, 02/22/10 (e)		1,315	1,328
Citigroup Inc., 1.88%, 05/07/12		4,900	4,932
CNA Financial Corp., 7.25%, 11/15/23		1,500	1,246
College Loan Corp. Trust, 0.00%, 03/01/42 (f) (i) (u)		1,000	780
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (e) (t) (u)		1,290	1,318
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15		1,275	1,319
European Investment Bank, 3.00%, 04/08/14 (e)		5,900	6,038
European Investment Bank, 3.13%, 06/04/14 (e)		2,400	2,456
Ford Motor Credit Co. LLC, 5.55%, 06/15/11 (i)		600	573
General Electric Capital Corp., 2.00%, 09/28/12		8,600	8,648
General Electric Capital Corp., 2.63%, 12/28/12		6,500	6,660
GMAC LLC, 6.88%, 09/15/11 (t) (v)		3,400	3,200
HSBC Holdings Plc, 6.80%, 06/01/38		2,650	2,974
ING Capital Funding Trust III, 8.44% (callable at 100 beginning 12/31/10) (p)		1,575	1,055
Inter-American Development Bank, 3.00%, 04/22/14		800	817
International Lease Finance Corp., 4.95%, 02/01/11		700	641
John Deere Capital Corp., 2.88%, 06/19/12		5,950	6,148
JPMorgan Chase & Co., 6.63%, 03/15/12		1,168	1,275
JPMorgan Chase & Co., 6.40%, 10/02/17		150	163
JPMorgan Chase & Co., 7.25%, 02/01/18		4,250	4,854
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (p)		2,050	1,968
JPMorgan Chase Bank NA, 6.00%, 10/01/17		2,100	2,209
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14		6,000	6,527
LeasePlan Corp. NV, 3.00%, 05/07/12		3,400	3,478
Merrill Lynch & Co. Inc., 5.45%, 02/05/13		1,275	1,322
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		700	709
Merrill Lynch & Co. Inc., 6.88%, 04/25/18		2,125	2,235
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (t) (v)		500	520
Morgan Stanley, 5.75%, 08/31/12		675	722
Morgan Stanley, 5.95%, 12/28/17		825	840
Morgan Stanley, 6.63%, 04/01/18		2,775	2,934
Morgan Stanley, 7.30%, 05/13/19		425	468
Morgan Stanley, 5.63%, 09/23/19		925	910
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (p)		1,310	1,210
PNC Bank NA, 6.88%, 04/01/18		975	1,042
PNC Funding Corp., 1.88%, 06/22/11		5,300	5,364
Resona Preferred Global Securities Cayman Ltd., 7.19% (callable at 100 beginning 07/30/15) (p) (t) (v)		1,525	1,266
Royal Bank of Scotland Group Plc, 9.12% (callable at 100 beginning 03/31/10) (p)		1,025	948
Royal Bank of Scotland Plc, 2.63%, 05/11/12		6,100	6,191
Royal Bank Of Scotland Plc, 4.88%, 08/25/14 (t) (u)		1,850	1,878
Simon Property Group LP, 6.13%, 05/30/18		2,325	2,343
SLM Corp., 5.13%, 08/27/12		1,500	1,284
Societe Financement de l'Economie Francaise, 3.38%, 05/05/14 (l) (t) (v)		4,500	4,620
Svensk Exportkredit AB, 3.25%, 09/16/14 (e)		4,100	4,115
Swiss Re Capital I LP, 6.85% (callable at 100 beginning on 05/25/16) (p) (t) (v)		1,175	881
Travelers Cos. Inc., 6.25%, 03/15/37 (i)		630	554
U.S. Bank NA, 4.38%, 02/28/17	EUR	700	952
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17 Moody’s Rating Baa3) (f) (j) (t) (u)	BRL	1,620	397
Wachovia Corp., 5.50%, 05/01/13		2,925	3,130
WEA Finance LLC, 7.50%, 06/02/14 (e) (t) (u)		475	512
WEA Finance LLC, 7.13%, 04/15/18 (t) (v)		1,125	1,173
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (p)		1,450	1,276
White Mountains Re Group Inc., 6.38%, 03/20/17 (t) (v)		1,275	1,140
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (t) (u)		1,225	994
ZFS Finance USA Trust I, 6.15%, 12/15/65 (i)		725	652
			145,800
HEALTH CARE - 0.6%
Boston Scientific Corp., 7.00%, 11/15/35 (k)		250	228
CareFusion Corp., 6.38%, 08/01/19 (t) (u)		1,975	2,142
HCA Inc., 7.88%, 02/15/20 (t) (u)		500	502
Roche Holdings Inc., 6.00%, 03/01/19 (t) (v)		1,400	1,558
			4,430
INDUSTRIALS - 0.1%
Allied Waste Industries Inc., 4.25%, 04/15/34		385	383
L-3 Communications Corp., 7.63%, 06/15/12		200	203
Radnor Holdings Corp., 11.00%, 03/15/10 (d) (s) (u)		125	-
Safety-Kleen Services Inc., 9.25%, 06/01/08 (d) (f) (t) (u)		375	-
			586
INFORMATION TECHNOLOGY - 0.3%
Agilent Technologies Inc., 5.50%, 09/14/15		1,925	1,980

MATERIALS - 0.8%
Anglo American Capital Plc, 9.38%, 04/08/19 (t) (u)		625	759
ArcelorMittal, 6.13%, 06/01/18		1,375	1,355
Dow Chemical Co., 7.60%, 05/15/14 (e)		1,600	1,770
Dow Chemical Co., 5.90%, 02/15/15		800	821
Methanex Corp., 8.75%, 08/15/12		175	178
Owens Brockway Glass Container Inc., 8.25%, 05/15/13 (e)		375	383
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25		225	183
			5,449
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc., 6.40%, 05/15/38		3,775	4,007
France Telecom SA, 7.75%, 03/01/11 (l)		1,975	2,138
Qatar Telecom, 6.50%, 06/10/14 (t) (u)		770	841
Qwest Capital Funding Inc., 7.25%, 02/15/11		1,075	1,075
Qwest Communications International Inc., 7.50%, 02/15/14		255	252
Qwest Communications International Inc., 7.50%, 02/15/14 (e) (k)		80	79
Qwest Corp., 8.88%, 03/15/12 (k)		125	132
Rogers Communications Inc., 6.80%, 08/15/18 (e)		1,225	1,375
Sprint Capital Corp., 8.38%, 03/15/12		500	516
Telecom Italia Capital SA, 6.20%, 07/18/11		975	1,038
Telecom Italia Capital SA, 7.00%, 06/04/18		1,175	1,298
Telecom Italia Capital SA, 6.00%, 09/30/34		925	902
UBS Luxembourg SA for OJSC Vimpel Communications, 8.25%, 05/23/16		100	102
Verizon Communications Inc., 6.40%, 02/15/38		1,550	1,656
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (t) (v)		975	1,217
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 04/30/13		350	366
Windstream Corp., 8.63%, 08/01/16		180	184
			17,178
UTILITIES - 1.1%
AES Corp., 9.38%, 09/15/10		250	258
AES Corp., 8.88%, 02/15/11		50	52
Commonwealth Edison Co., 5.80%, 03/15/18		625	675
Commonwealth Edison Co. (insured by AMBAC Assurance Corp.), 5.88%, 02/01/33		550	581
Commonwealth Edison Co., 5.90%, 03/15/36		625	664
FirstEnergy Corp., 7.38%, 11/15/31		440	493
Nevada Power Co., 7.13%, 03/15/19		1,175	1,337
NiSource Finance Corp., 10.75%, 03/15/16 (l)		600	705
Pacific Gas & Electric Co., 6.05%, 03/01/34		450	500
Pacific Gas & Electric Co., 5.80%, 03/01/37		300	325
Pacific Gas & Electric Co., 6.25%, 03/01/39		150	172
Progress Energy Inc., 7.05%, 03/15/19		1,275	1,485
Pugent Sound Energy Inc., 6.97%, 06/01/67 (i)		675	542
			7,789

Total Corporate Bonds and Notes (cost $220,303)			227,045

GOVERNMENT AND AGENCY OBLIGATIONS - 49.1%
GOVERNMENT SECURITIES - 7.8%
Municipals - 0.4%
State of California Various Purpose Bond, 7.50%, 04/01/34		1,475	1,620
State of California Various Purpose Bond, 7.55%, 04/01/39		1,150	1,278
			2,898
Sovereign - 2.9%
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (t) (v)		2,100	2,275
Peru Government International Bond, 7.13%, 03/30/19		1,130	1,303
Province of Ontario, Canada, 4.10%, 06/16/14		1,100	1,163
Province of Quebec, Canada, 4.60%, 05/26/15 (e)		1,475	1,579
Region of Lombardy Italy, 5.80%, 10/25/32		750	782
Republic of Argentina, 7.00%, 10/03/15 (f)		1,420	1,056
Societe Financement de l'Economie Francaise, 2.88%, 09/22/14 (e) (s) (u)		8,100	8,117
Tennessee Valley Authority, 4.38%, 06/15/15 (e)		2,400	2,556
Tennessee Valley Authority, 5.98%, 04/01/36		1,250	1,435
			20,266
Treasury Inflation Index Securities - 1.9%
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/15 (e) (r)		5,408	5,515
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/16 (e) (r)		2,335	2,420
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16 (e) (r)		3,402	3,658
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (o) (r)		2,277	2,274
			13,867
U.S. Treasury Securities - 2.6%
U.S. Treasury Note, 2.38%, 09/30/14		4,600	4,612
U.S. Treasury Bond, 4.25%, 05/15/39		1,100	1,138
U.S. Treasury Bond, 4.50%, 08/15/39 (e)		3,300	3,558
U.S. Treasury Bond Strip Principal, 8.75%, 05/15/20 (j)		3,300	2,205
U.S. Treasury Bond Strip Principal, 0.00%, 08/15/20 (e) (j)		8,400	5,533
U.S. Treasury Bond Strip Principal, 8.13%, 05/15/21 (j)		900	568
U.S. Treasury Bond Strip Principal, 0.00%, 11/15/21 (j)		1,800	1,106
			18,720
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 41.3%
Federal Farm Credit Bank - 0.7%
Federal Farm Credit Bank, 4.88%, 12/16/15 (e)		4,600	4,989

Federal Home Loan Bank - 1.1%
Federal Home Loan Bank, 5.50%, 07/15/36 (o)		2,000	2,208
Federal Home Loan Bank, 6.50%, 01/01/38		3,754	4,006
Federal Home Loan Bank, 6.50%, 12/01/38		1,875	2,001
			8,215
Federal Home Loan Mortgage Corp. - 11.4%
Federal Home Loan Mortgage Corp., 1.75%, 07/27/11		6,900	6,949
Federal Home Loan Mortgage Corp., 2.13%, 03/23/12		9,600	9,778
Federal Home Loan Mortgage Corp., 4.00%, 06/01/18		10,020	10,254
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19		6,387	6,723
Federal Home Loan Mortgage Corp., 5.00%, 12/01/35		280	290
Federal Home Loan Mortgage Corp., 5.50%, 01/01/36		51	54
Federal Home Loan Mortgage Corp., 5.50%, 01/01/36		274	288
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36		1	1
Federal Home Loan Mortgage Corp., 6.00%, 11/01/36		22	23
Federal Home Loan Mortgage Corp., 5.50%, 01/01/37		7	7
Federal Home Loan Mortgage Corp., 6.09%, 01/01/37 (i)		2,080	2,194
Federal Home Loan Mortgage Corp., 5.50%, 03/01/37		32	34
Federal Home Loan Mortgage Corp., 5.50%, 04/01/37		18	19
Federal Home Loan Mortgage Corp., 5.50%, 04/01/37		21	22
Federal Home Loan Mortgage Corp., 5.50%, 04/01/37		76	79
Federal Home Loan Mortgage Corp., 5.50%, 04/01/37		12	12
Federal Home Loan Mortgage Corp., 5.50%, 06/01/37		15	15
Federal Home Loan Mortgage Corp., 5.50%, 07/01/37		1	1
Federal Home Loan Mortgage Corp., 5.50%, 07/01/37		206	215
Federal Home Loan Mortgage Corp., 6.00%, 07/01/37		478	506
Federal Home Loan Mortgage Corp., 5.50%, 08/01/37		16	17
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37		89	94
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37		29	30
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37		26	28
Federal Home Loan Mortgage Corp., 6.00%, 11/01/37		79	83
Federal Home Loan Mortgage Corp., 6.00%, 11/01/37		22	24
Federal Home Loan Mortgage Corp., 5.50%, 12/01/37		23	25
Federal Home Loan Mortgage Corp., 5.50%, 12/01/37		114	120
Federal Home Loan Mortgage Corp., 5.50%, 01/01/38		638	669
Federal Home Loan Mortgage Corp., 5.50%, 02/01/38		262	275
Federal Home Loan Mortgage Corp., 6.00%, 02/01/38		30	31
Federal Home Loan Mortgage Corp., 6.00%, 02/01/38		27	29
Federal Home Loan Mortgage Corp., 6.00%, 02/01/38		22	23
Federal Home Loan Mortgage Corp., 5.50%, 04/01/38		210	220
Federal Home Loan Mortgage Corp., 5.50%, 04/01/38		92	96
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		23	24
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38		63	66
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38		89	93
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38		23	24
Federal Home Loan Mortgage Corp., 6.00%, 05/01/38		3,409	3,602
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		12	13
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		96	101
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		216	227
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		176	184
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		157	165
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		250	262
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		71	75
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		26	27
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		226	237
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		44	46
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		8	8
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38		262	275
Federal Home Loan Mortgage Corp., 5.50%, 07/01/38		114	119
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38		153	161
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38		152	161
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38		24	25
Federal Home Loan Mortgage Corp., 5.50%, 08/01/38		40	42
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38		170	178
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38		62	65
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38		44	47
Federal Home Loan Mortgage Corp., 5.50%, 10/01/38		76	80
Federal Home Loan Mortgage Corp., 5.50%, 10/01/38		19	20
Federal Home Loan Mortgage Corp., 6.00%, 10/01/38		32	33
Federal Home Loan Mortgage Corp., 6.00%, 10/01/38		23	24
Federal Home Loan Mortgage Corp., 6.00%, 11/01/38		24	26
Federal Home Loan Mortgage Corp., 6.00%, 11/01/38		3,540	3,744
Federal Home Loan Mortgage Corp., 5.50%, 12/01/38		12	12
Federal Home Loan Mortgage Corp., 5.50%, 12/01/38		19	20
Federal Home Loan Mortgage Corp., 5.50%, 12/01/38		1,153	1,208
Federal Home Loan Mortgage Corp., 6.00%, 12/01/38		871	921
Federal Home Loan Mortgage Corp., 6.00%, 12/01/38		889	940
Federal Home Loan Mortgage Corp., 5.50%, 01/01/39		46	48
Federal Home Loan Mortgage Corp., 5.50%, 01/01/39		76	79
Federal Home Loan Mortgage Corp., 5.50%, 01/01/39		58	60
Federal Home Loan Mortgage Corp., 5.50%, 01/01/39		82	86
Federal Home Loan Mortgage Corp., 5.50%, 01/01/39		195	204
Federal Home Loan Mortgage Corp., 5.50%, 02/01/39		69	72
Federal Home Loan Mortgage Corp., 6.00%, 02/01/39		24	25
Federal Home Loan Mortgage Corp., 5.50%, 04/01/39		14	15
Federal Home Loan Mortgage Corp., 5.50%, 04/01/39		10	11
Federal Home Loan Mortgage Corp., 5.00%, 05/01/39		60	62
Federal Home Loan Mortgage Corp., 5.00%, 05/01/39		588	609
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		791	819
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		1,479	1,530
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		1,084	1,122
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		692	716
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		688	711
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		197	204
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		8,915	9,224
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		396	410
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		50	52
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		298	308
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		637	660
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		398	412
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		44	46
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		33	34
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		59	61
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		92	95
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		36	37
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		82	84
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		50	52
Federal Home Loan Mortgage Corp., 4.50%, 09/01/39		1,000	1,013
Federal Home Loan Mortgage Corp., 4.50%, 09/01/39		3,000	3,039
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		53	55
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39, TBA (g)		41	42
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39, TBA (g)		112	116
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39, TBA (g)		44	46
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39, TBA (g)		67	69
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39, TBA (g)		124	129
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39, TBA (g)		160	166
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39, TBA (g)		158	163
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39, TBA (g)		147	152
Federal Home Loan Mortgage Corp., 5.00%, 10/01/39, TBA (g)		147	152
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21 (s) (u)		-	1
Federal Home Loan Mortgage Corp. REMIC, 0.64%, 07/15/34 (i)		4,590	4,417
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%) (i) (s) (u)		20	19
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%) (i) (s) (u)		345	315
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%) (i) (s) (u)		237	235
			80,460
Federal National Mortgage Association - 25.5%
Federal National Mortgage Association, 5.00%, 01/01/18		597	634
Federal National Mortgage Association, 5.00%, 02/01/18		396	420
Federal National Mortgage Association, 5.00%, 02/01/18		661	703
Federal National Mortgage Association, 5.00%, 03/01/18		819	873
Federal National Mortgage Association, 5.00%, 04/01/18		649	690
Federal National Mortgage Association, 5.00%, 05/01/18		674	716
Federal National Mortgage Association, 5.00%, 06/01/18		679	721
Federal National Mortgage Association, 5.00%, 06/01/18		735	781
Federal National Mortgage Association, 5.00%, 06/01/18		550	585
Federal National Mortgage Association, 5.00%, 06/01/18		619	658
Federal National Mortgage Association, 5.00%, 06/01/18		791	841
Federal National Mortgage Association, 5.00%, 06/01/18		671	713
Federal National Mortgage Association, 5.00%, 06/01/18		783	831
Federal National Mortgage Association, 5.00%, 06/01/18		807	857
Federal National Mortgage Association, 4.50%, 07/01/18		329	347
Federal National Mortgage Association, 4.50%, 07/01/18		225	238
Federal National Mortgage Association, 4.50%, 07/01/18		279	295
Federal National Mortgage Association, 4.50%, 07/01/18		299	315
Federal National Mortgage Association, 5.00%, 07/01/18		585	621
Federal National Mortgage Association, 4.50%, 09/01/18		234	247
Federal National Mortgage Association, 4.50%, 09/01/18		216	228
Federal National Mortgage Association, 4.50%, 09/01/18		241	254
Federal National Mortgage Association, 4.50%, 09/01/18		282	298
Federal National Mortgage Association, 4.50%, 09/01/18		497	525
Federal National Mortgage Association, 4.50%, 09/01/18		322	340
Federal National Mortgage Association, 4.50%, 09/01/18		488	515
Federal National Mortgage Association, 4.50%, 09/01/18		200	211
Federal National Mortgage Association, 5.00%, 09/01/18		797	846
Federal National Mortgage Association, 5.00%, 09/01/18		511	543
Federal National Mortgage Association, 5.00%, 10/01/18		725	770
Federal National Mortgage Association, 5.00%, 10/01/18		558	593
Federal National Mortgage Association, 5.00%, 10/01/18		520	552
Federal National Mortgage Association, 4.50%, 10/10/18		223	236
Federal National Mortgage Association, 4.50%, 10/10/18		234	246
Federal National Mortgage Association, 4.50%, 10/10/18		251	264
Federal National Mortgage Association, 5.00%, 11/01/18		818	869
Federal National Mortgage Association, 5.00%, 11/01/18		718	762
Federal National Mortgage Association, 5.00%, 11/01/18		608	646
Federal National Mortgage Association, 5.00%, 11/01/18		574	610
Federal National Mortgage Association, 5.00%, 11/01/18		584	621
Federal National Mortgage Association, 5.00%, 12/01/18		256	272
Federal National Mortgage Association, 5.00%, 12/01/18		566	601
Federal National Mortgage Association, 5.00%, 12/01/18		526	559
Federal National Mortgage Association, 5.00%, 12/01/18		487	518
Federal National Mortgage Association, 5.00%, 01/01/19		866	920
Federal National Mortgage Association, 5.00%, 01/01/19		623	662
Federal National Mortgage Association, 5.00%, 02/01/19		618	655
Federal National Mortgage Association, 6.50%, 02/01/19		2	3
Federal National Mortgage Association, 5.00%, 03/01/19		557	590
Federal National Mortgage Association, 5.00%, 03/01/19		746	792
Federal National Mortgage Association, 5.00%, 04/01/19		573	608
Federal National Mortgage Association, 5.00%, 04/01/19		548	581
Federal National Mortgage Association, 5.00%, 04/01/19		598	634
Federal National Mortgage Association, 5.00%, 04/01/19		555	589
Federal National Mortgage Association, 4.50%, 05/01/19		248	262
Federal National Mortgage Association, 4.50%, 05/01/19		331	349
Federal National Mortgage Association, 4.50%, 05/01/19		248	261
Federal National Mortgage Association, 4.50%, 05/01/19		204	215
Federal National Mortgage Association, 4.50%, 05/01/19		350	369
Federal National Mortgage Association, 4.50%, 05/01/19		351	370
Federal National Mortgage Association, 4.50%, 05/01/19		252	267
Federal National Mortgage Association, 4.50%, 05/01/19		303	320
Federal National Mortgage Association, 4.50%, 05/01/19		251	265
Federal National Mortgage Association, 4.50%, 05/01/19		205	216
Federal National Mortgage Association, 4.50%, 05/01/19		279	294
Federal National Mortgage Association, 4.50%, 05/01/19		126	133
Federal National Mortgage Association, 4.50%, 05/01/19		249	263
Federal National Mortgage Association, 5.00%, 05/01/19		630	668
Federal National Mortgage Association, 6.00%, 09/01/19		1,272	1,366
Federal National Mortgage Association, 5.41%, 10/09/19 (j)		350	196
Federal National Mortgage Association, 6.00%, 12/01/20		1,587	1,705
Federal National Mortgage Association, 6.00%, 11/01/21		504	538
Federal National Mortgage Association, 6.00%, 12/01/21		33	35
Federal National Mortgage Association, 6.00%, 02/01/23		605	646
Federal National Mortgage Association, 5.50%, 09/01/23		1,284	1,360
Federal National Mortgage Association, 5.50%, 09/01/23		1,745	1,848
Federal National Mortgage Association, 5.50%, 10/01/23		527	559
Federal National Mortgage Association, 6.00%, 12/01/23		109	117
Federal National Mortgage Association, 5.50%, 04/01/29		1	1
Federal National Mortgage Association, 8.00%, 08/01/29		2	2
Federal National Mortgage Association, 8.00%, 04/01/30		7	8
Federal National Mortgage Association, 8.00%, 07/01/30		13	15
Federal National Mortgage Association, 8.00%, 08/01/30		4	4
Federal National Mortgage Association, 8.00%, 10/01/30		53	60
Federal National Mortgage Association, 8.00%, 01/01/31		24	27
Federal National Mortgage Association, 8.00%, 01/01/31		13	15
Federal National Mortgage Association, 8.00%, 02/01/31		6	7
Federal National Mortgage Association, 5.00%, 12/01/31		32	33
Federal National Mortgage Association, 6.00%, 03/01/32		-	1
Federal National Mortgage Association, 6.00%, 07/01/32		13	14
Federal National Mortgage Association, 7.00%, 07/01/32		20	22
Federal National Mortgage Association, 5.50%, 04/01/33		2,942	3,095
Federal National Mortgage Association, 6.00%, 05/01/33		45	48
Federal National Mortgage Association, 5.00%, 06/01/33		45	46
Federal National Mortgage Association, 5.00%, 07/01/33, TBA (g)		9	9
Federal National Mortgage Association, 5.50%, 07/01/33		11	12
Federal National Mortgage Association, 5.50%, 07/01/33		1,748	1,839
Federal National Mortgage Association, 5.00%, 08/01/33		39	41
Federal National Mortgage Association, 5.00%, 08/01/33		14	14
Federal National Mortgage Association, 5.00%, 08/01/33		19	20
Federal National Mortgage Association, 5.00%, 08/01/33		39	40
Federal National Mortgage Association, 5.00%, 08/01/33		152	158
Federal National Mortgage Association, 5.00%, 09/01/33		11	12
Federal National Mortgage Association, 5.00%, 09/01/33		19	20
Federal National Mortgage Association, 5.50%, 09/01/33		17	18
Federal National Mortgage Association, 5.00%, 10/01/33		26	27
Federal National Mortgage Association, 5.00%, 10/01/33		40	41
Federal National Mortgage Association, 5.00%, 11/01/33		59	61
Federal National Mortgage Association, 5.00%, 11/01/33		13	13
Federal National Mortgage Association, 5.50%, 12/01/33		11	11
Federal National Mortgage Association, 6.00%, 12/01/33		20	22
Federal National Mortgage Association, 5.00%, 01/01/34		13	13
Federal National Mortgage Association, 5.50%, 02/01/34		21	22
Federal National Mortgage Association, 5.50%, 04/01/34		3	4
Federal National Mortgage Association, 5.50%, 05/01/34		44	47
Federal National Mortgage Association, 5.50%, 06/01/34		1	1
Federal National Mortgage Association, 5.00%, 07/01/34		26	27
Federal National Mortgage Association, 5.50%, 08/01/34		34	36
Federal National Mortgage Association, 5.50%, 10/01/34		2	2
Federal National Mortgage Association, 5.50%, 12/01/34		229	240
Federal National Mortgage Association, 6.00%, 12/01/34		5	5
Federal National Mortgage Association, 6.00%, 02/01/35		145	154
Federal National Mortgage Association, 5.00%, 03/01/35		18	19
Federal National Mortgage Association, 5.00%, 04/01/35		68	70
Federal National Mortgage Association, 5.00%, 04/01/35		28	29
Federal National Mortgage Association, 5.50%, 04/01/35		79	83
Federal National Mortgage Association, 6.00%, 04/01/35		1,182	1,259
Federal National Mortgage Association, 6.00%, 04/01/35		34	36
Federal National Mortgage Association, 5.00%, 05/01/35		15	16
Federal National Mortgage Association, 5.00%, 06/01/35		64	67
Federal National Mortgage Association, 5.00%, 06/01/35		325	337
Federal National Mortgage Association, 5.00%, 07/01/35		28	29
Federal National Mortgage Association, 5.00%, 07/01/35		25	26
Federal National Mortgage Association, 5.00%, 07/01/35		97	101
Federal National Mortgage Association, 5.00%, 07/01/35		53	55
Federal National Mortgage Association, 5.00%, 07/01/35		24	25
Federal National Mortgage Association, 5.00%, 07/01/35		60	62
Federal National Mortgage Association, 5.00%, 07/01/35		26	27
Federal National Mortgage Association, 5.00%, 07/01/35		23	23
Federal National Mortgage Association, 5.50%, 07/01/35		62	65
Federal National Mortgage Association, 5.50%, 07/01/35		1	2
Federal National Mortgage Association, 6.00%, 07/01/35		177	188
Federal National Mortgage Association, 6.00%, 07/01/35		310	329
Federal National Mortgage Association, 5.00%, 08/01/35		28	29
Federal National Mortgage Association, 5.00%, 08/01/35		19	20
Federal National Mortgage Association, 5.00%, 08/01/35		29	30
Federal National Mortgage Association, 5.00%, 08/01/35		17	17
Federal National Mortgage Association, 5.50%, 08/01/35		4	4
Federal National Mortgage Association, 6.00%, 08/01/35		2	2
Federal National Mortgage Association, 6.00%, 08/01/35		156	165
Federal National Mortgage Association, 5.00%, 09/01/35		21	22
Federal National Mortgage Association, 5.00%, 09/01/35		29	30
Federal National Mortgage Association, 5.00%, 09/01/35		26	27
Federal National Mortgage Association, 5.00%, 09/01/35		33	34
Federal National Mortgage Association, 5.00%, 09/01/35		27	28
Federal National Mortgage Association, 5.00%, 09/01/35		676	701
Federal National Mortgage Association, 5.00%, 09/01/35		28	29
Federal National Mortgage Association, 5.00%, 09/01/35		31	32
Federal National Mortgage Association, 5.00%, 09/01/35		44	46
Federal National Mortgage Association, 5.00%, 09/01/35		236	245
Federal National Mortgage Association, 5.00%, 09/01/35		196	203
Federal National Mortgage Association, 5.50%, 09/01/35		28	30
Federal National Mortgage Association, 5.00%, 10/01/35		28	29
Federal National Mortgage Association, 5.00%, 10/01/35		99	102
Federal National Mortgage Association, 5.00%, 10/01/35		28	29
Federal National Mortgage Association, 5.00%, 10/01/35		34	35
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (g)		11,000	11,505
Federal National Mortgage Association, 5.00%, 10/13/35, TBA (g)		1,000	1,033
Federal National Mortgage Association, 2.90%, 11/01/35 (i)		209	211
Federal National Mortgage Association, 5.00%, 11/01/35		20	21
Federal National Mortgage Association, 5.00%, 11/01/35		31	32
Federal National Mortgage Association, 6.00%, 11/01/35		139	147
Federal National Mortgage Association, 6.00%, 11/01/35		287	304
Federal National Mortgage Association, 6.00%, 11/01/35		124	131
Federal National Mortgage Association, 5.50%, 12/01/35		17	18
Federal National Mortgage Association, 6.00%, 01/01/36		533	565
Federal National Mortgage Association, 5.00%, 02/01/36		369	382
Federal National Mortgage Association, 5.50%, 02/01/36		1	1
Federal National Mortgage Association, 6.00%, 02/01/36		47	50
Federal National Mortgage Association, 6.00%, 03/01/36		63	67
Federal National Mortgage Association, 6.00%, 03/01/36		1	2
Federal National Mortgage Association, 6.00%, 03/01/36		104	110
Federal National Mortgage Association, 6.00%, 04/01/36		124	131
Federal National Mortgage Association, 3.26%, 05/01/36 (i)		1,291	1,325
Federal National Mortgage Association, 3.38%, 05/01/36 (i)		1,321	1,353
Federal National Mortgage Association, 6.00%, 06/01/36		53	56
Federal National Mortgage Association, 3.28%, 07/01/36 (i)		1,235	1,267
Federal National Mortgage Association, 5.00%, 07/01/36		31	32
Federal National Mortgage Association, 3.39%, 08/01/36 (i)		1,331	1,363
Federal National Mortgage Association, 6.00%, 08/01/36		94	99
Federal National Mortgage Association, 3.26%, 09/01/36 (i)		1,313	1,353
Federal National Mortgage Association, 6.00%, 09/01/36		20	21
Federal National Mortgage Association, 5.50%, 10/01/36		4	4
Federal National Mortgage Association, 6.00%, 10/01/36		19	20
Federal National Mortgage Association, 6.00%, 10/01/36		481	509
Federal National Mortgage Association, 6.00%, 11/01/36		125	132
Federal National Mortgage Association, 5.00%, 12/01/36		31	32
Federal National Mortgage Association, 5.50%, 12/01/36		10	11
Federal National Mortgage Association, 5.50%, 12/01/36		18	19
Federal National Mortgage Association, 5.50%, 12/01/36		21	22
Federal National Mortgage Association, 6.00%, 12/11/36, TBA (g)		2,000	2,096
Federal National Mortgage Association, 5.50%, 01/01/37		118	124
Federal National Mortgage Association, 5.50%, 01/01/37		73	76
Federal National Mortgage Association, 5.50%, 01/01/37		4	4
Federal National Mortgage Association, 6.00%, 01/01/37		100	106
Federal National Mortgage Association, 6.00%, 01/16/37, TBA (g)		27,000	28,198
Federal National Mortgage Association, 5.50%, 02/01/37		11	12
Federal National Mortgage Association, 5.50%, 02/01/37		13	14
Federal National Mortgage Association, 5.50%, 02/01/37		5	5
Federal National Mortgage Association, 5.50%, 02/01/37		14	14
Federal National Mortgage Association, 5.50%, 02/01/37		12	13
Federal National Mortgage Association, 5.50%, 02/01/37		4	4
Federal National Mortgage Association, 5.50%, 03/01/37		15	16
Federal National Mortgage Association, 5.50%, 03/01/37		19	20
Federal National Mortgage Association, 5.50%, 03/01/37		4	5
Federal National Mortgage Association, 5.50%, 03/01/37		5	6
Federal National Mortgage Association, 5.50%, 03/01/37		8	8
Federal National Mortgage Association, 5.50%, 03/01/37		12	13
Federal National Mortgage Association, 5.50%, 03/01/37		9	9
Federal National Mortgage Association, 5.50%, 03/01/37		8	8
Federal National Mortgage Association, 5.50%, 03/01/37		9	9
Federal National Mortgage Association, 5.50%, 03/01/37		95	99
Federal National Mortgage Association, 5.50%, 04/01/37		14	14
Federal National Mortgage Association, 5.50%, 04/01/37		4	4
Federal National Mortgage Association, 5.50%, 04/01/37		15	15
Federal National Mortgage Association, 5.50%, 04/01/37		6	7
Federal National Mortgage Association, 5.50%, 04/01/37		18	19
Federal National Mortgage Association, 5.50%, 04/01/37		175	183
Federal National Mortgage Association, 5.50%, 04/01/37		15	15
Federal National Mortgage Association, 5.50%, 04/01/37		10	11
Federal National Mortgage Association, 5.50%, 04/01/37		16	17
Federal National Mortgage Association, 5.50%, 04/01/37		12	13
Federal National Mortgage Association, 5.50%, 04/01/37		1	1
Federal National Mortgage Association, 5.50%, 04/01/37		72	75
Federal National Mortgage Association, 5.50%, 04/01/37		23	24
Federal National Mortgage Association, 5.50%, 04/01/37		13	13
Federal National Mortgage Association, 5.50%, 05/01/37		7	7
Federal National Mortgage Association, 5.50%, 05/01/37		12	13
Federal National Mortgage Association, 5.50%, 05/01/37		433	454
Federal National Mortgage Association, 5.50%, 05/01/37		15	15
Federal National Mortgage Association, 5.50%, 05/01/37		8	8
Federal National Mortgage Association, 5.50%, 05/01/37		940	985
Federal National Mortgage Association, 5.50%, 05/01/37		42	44
Federal National Mortgage Association, 5.50%, 05/01/37		8	8
Federal National Mortgage Association, 5.50%, 05/01/37		46	48
Federal National Mortgage Association, 5.50%, 05/01/37		12	12
Federal National Mortgage Association, 5.50%, 06/01/37		2	3
Federal National Mortgage Association, 5.50%, 06/01/37		50	53
Federal National Mortgage Association, 5.50%, 06/01/37		5	5
Federal National Mortgage Association, 5.50%, 06/01/37		4	5
Federal National Mortgage Association, 5.50%, 06/01/37		66	69
Federal National Mortgage Association, 5.50%, 06/01/37		65	69
Federal National Mortgage Association, 6.00%, 06/01/37		47	50
Federal National Mortgage Association, 6.00%, 06/01/37, TBA (g)		-	-
Federal National Mortgage Association, 5.50%, 07/01/37		6	6
Federal National Mortgage Association, 5.50%, 07/01/37		11	11
Federal National Mortgage Association, 5.50%, 07/01/37		12	12
Federal National Mortgage Association, 5.50%, 07/01/37		58	61
Federal National Mortgage Association, 5.50%, 07/01/37		20	21
Federal National Mortgage Association, 5.50%, 07/01/37		15	16
Federal National Mortgage Association, 5.50%, 08/01/37		4	4
Federal National Mortgage Association, 5.50%, 08/01/37		40	42
Federal National Mortgage Association, 6.00%, 08/01/37		33	35
Federal National Mortgage Association, 6.00%, 08/01/37		20	21
Federal National Mortgage Association, 6.00%, 08/01/37		23	24
Federal National Mortgage Association, 6.00%, 08/01/37		243	257
Federal National Mortgage Association, 5.50%, 09/01/37		8	9
Federal National Mortgage Association, 5.50%, 09/01/37		3	3
Federal National Mortgage Association, 6.00%, 09/01/37		90	95
Federal National Mortgage Association, 5.50%, 10/01/37		128	134
Federal National Mortgage Association, 6.00%, 10/01/37		164	173
Federal National Mortgage Association, 6.00%, 10/01/37		18	19
Federal National Mortgage Association, 6.00%, 10/01/37		20	22
Federal National Mortgage Association, 6.00%, 10/01/37, TBA (g)		-	-
Federal National Mortgage Association, 5.50%, 11/01/37		18	19
Federal National Mortgage Association, 6.00%, 11/01/37		177	187
Federal National Mortgage Association, 6.00%, 11/01/37		899	951
Federal National Mortgage Association, 6.00%, 11/01/37		20	21
Federal National Mortgage Association, 6.00%, 11/01/37		39	42
Federal National Mortgage Association, 5.50%, 12/01/37		1	1
Federal National Mortgage Association, 5.50%, 12/01/37		7	7
Federal National Mortgage Association, 6.00%, 12/01/37		165	174
Federal National Mortgage Association, 6.00%, 12/01/37		93	98
Federal National Mortgage Association, 6.00%, 12/01/37		137	145
Federal National Mortgage Association, 5.50%, 01/01/38		507	532
Federal National Mortgage Association, 5.50%, 01/01/38		207	217
Federal National Mortgage Association, 5.50%, 02/01/38		208	218
Federal National Mortgage Association, 5.50%, 02/01/38		6	6
Federal National Mortgage Association, 5.50%, 02/01/38		7	7
Federal National Mortgage Association, 5.50%, 02/01/38		2	3
Federal National Mortgage Association, 6.00%, 02/01/38		149	158
Federal National Mortgage Association, 6.00%, 02/01/38, TBA (g)		-	-
Federal National Mortgage Association, 6.00%, 02/01/38, TBA (g)		-	-
Federal National Mortgage Association, 5.50%, 03/01/38		681	713
Federal National Mortgage Association, 5.50%, 03/01/38		6	6
Federal National Mortgage Association, 5.50%, 03/01/38		1,550	1,625
Federal National Mortgage Association, 5.50%, 03/01/38		276	289
Federal National Mortgage Association, 5.50%, 03/01/38		46	48
Federal National Mortgage Association, 5.50%, 03/01/38		34	35
Federal National Mortgage Association, 5.50%, 03/01/38		17	18
Federal National Mortgage Association, 5.50%, 03/01/38		7	8
Federal National Mortgage Association, 5.50%, 03/01/38		12	12
Federal National Mortgage Association, 5.50%, 03/01/38		141	148
Federal National Mortgage Association, 5.50%, 03/01/38		497	520
Federal National Mortgage Association, 6.00%, 03/01/38		92	97
Federal National Mortgage Association, 5.50%, 04/01/38		6	7
Federal National Mortgage Association, 5.50%, 04/01/38		88	92
Federal National Mortgage Association, 5.50%, 04/01/38		61	63
Federal National Mortgage Association, 5.50%, 04/01/38		54	56
Federal National Mortgage Association, 5.50%, 04/01/38		5	6
Federal National Mortgage Association, 5.50%, 04/01/38		22	23
Federal National Mortgage Association, 5.50%, 04/01/38		76	79
Federal National Mortgage Association, 5.50%, 04/01/38		26	27
Federal National Mortgage Association, 5.50%, 04/01/38		1,231	1,290
Federal National Mortgage Association, 5.50%, 04/01/38		93	98
Federal National Mortgage Association, 5.50%, 04/01/38		63	66
Federal National Mortgage Association, 5.50%, 04/01/38		45	47
Federal National Mortgage Association, 5.50%, 04/01/38		112	117
Federal National Mortgage Association, 5.50%, 05/01/38		15	15
Federal National Mortgage Association, 5.50%, 05/01/38		10	11
Federal National Mortgage Association, 5.50%, 05/01/38		6	6
Federal National Mortgage Association, 5.50%, 05/01/38		137	144
Federal National Mortgage Association, 5.50%, 05/01/38		1	1
Federal National Mortgage Association, 5.50%, 05/01/38		41	43
Federal National Mortgage Association, 5.50%, 05/01/38		3	3
Federal National Mortgage Association, 5.50%, 05/01/38		6	6
Federal National Mortgage Association, 5.50%, 05/01/38		125	131
Federal National Mortgage Association, 5.50%, 05/01/38		134	140
Federal National Mortgage Association, 5.50%, 05/01/38		14	15
Federal National Mortgage Association, 5.50%, 05/01/38		122	128
Federal National Mortgage Association, 5.50%, 05/01/38		30	32
Federal National Mortgage Association, 6.00%, 05/01/38		199	210
Federal National Mortgage Association, 6.00%, 05/01/38		44	47
Federal National Mortgage Association, 6.00%, 05/01/38, TBA (g)		-	-
Federal National Mortgage Association, 5.50%, 06/01/38		22	23
Federal National Mortgage Association, 5.50%, 06/01/38		144	150
Federal National Mortgage Association, 5.50%, 06/01/38		43	45
Federal National Mortgage Association, 5.50%, 06/01/38		13	13
Federal National Mortgage Association, 5.50%, 06/01/38		5	5
Federal National Mortgage Association, 5.50%, 06/01/38		457	479
Federal National Mortgage Association, 5.50%, 06/01/38		1	1
Federal National Mortgage Association, 5.50%, 06/01/38		5	6
Federal National Mortgage Association, 5.50%, 06/01/38		17	18
Federal National Mortgage Association, 5.50%, 06/01/38		2	2
Federal National Mortgage Association, 5.50%, 06/01/38		126	131
Federal National Mortgage Association, 5.50%, 06/01/38		7	7
Federal National Mortgage Association, 5.50%, 06/01/38		3	3
Federal National Mortgage Association, 5.50%, 06/01/38		5	5
Federal National Mortgage Association, 5.50%, 06/01/38		11	12
Federal National Mortgage Association, 5.50%, 06/01/38		1	1
Federal National Mortgage Association, 5.50%, 06/01/38		6	6
Federal National Mortgage Association, 5.50%, 06/01/38		24	25
Federal National Mortgage Association, 5.50%, 06/01/38		287	301
Federal National Mortgage Association, 5.50%, 06/01/38		248	259
Federal National Mortgage Association, 5.50%, 06/01/38		141	148
Federal National Mortgage Association, 5.50%, 06/01/38		37	39
Federal National Mortgage Association, 5.50%, 06/01/38		33	34
Federal National Mortgage Association, 5.50%, 06/01/38		42	44
Federal National Mortgage Association, 6.00%, 06/01/38		25	26
Federal National Mortgage Association, 6.00%, 06/01/38		39	41
Federal National Mortgage Association, 5.50%, 07/01/38		123	129
Federal National Mortgage Association, 5.50%, 07/01/38		8	9
Federal National Mortgage Association, 5.50%, 07/01/38		1	1
Federal National Mortgage Association, 5.50%, 07/01/38		2	2
Federal National Mortgage Association, 5.50%, 07/01/38		311	326
Federal National Mortgage Association, 5.50%, 07/01/38		7	7
Federal National Mortgage Association, 5.50%, 07/01/38		260	272
Federal National Mortgage Association, 5.50%, 07/01/38		28	29
Federal National Mortgage Association, 5.50%, 07/01/38		1	1
Federal National Mortgage Association, 5.50%, 07/01/38		67	70
Federal National Mortgage Association, 5.50%, 07/01/38		2	2
Federal National Mortgage Association, 5.50%, 07/01/38		4	4
Federal National Mortgage Association, 5.50%, 07/01/38		8	8
Federal National Mortgage Association, 5.50%, 07/01/38		64	68
Federal National Mortgage Association, 6.00%, 07/01/38		89	94
Federal National Mortgage Association, 5.50%, 08/01/38		8	9
Federal National Mortgage Association, 5.50%, 08/01/38		203	213
Federal National Mortgage Association, 5.50%, 08/01/38		60	63
Federal National Mortgage Association, 5.50%, 08/01/38		186	195
Federal National Mortgage Association, 5.50%, 08/01/38		7	7
Federal National Mortgage Association, 5.50%, 08/01/38		5	5
Federal National Mortgage Association, 5.50%, 08/01/38		62	65
Federal National Mortgage Association, 5.50%, 08/01/38		4	5
Federal National Mortgage Association, 5.50%, 08/01/38		207	217
Federal National Mortgage Association, 5.50%, 08/01/38		50	53
Federal National Mortgage Association, 6.00%, 08/01/38		166	175
Federal National Mortgage Association, 6.00%, 08/01/38		36	38
Federal National Mortgage Association, 6.00%, 08/01/38		319	337
Federal National Mortgage Association, 6.00%, 08/01/38		237	250
Federal National Mortgage Association, 5.50%, 09/01/38		10	11
Federal National Mortgage Association, 5.50%, 09/01/38		41	43
Federal National Mortgage Association, 5.50%, 09/01/38		222	233
Federal National Mortgage Association, 5.50%, 09/01/38		850	891
Federal National Mortgage Association, 5.50%, 09/01/38		55	58
Federal National Mortgage Association, 5.50%, 09/01/38		7	8
Federal National Mortgage Association, 5.50%, 09/01/38		3	3
Federal National Mortgage Association, 5.50%, 09/01/38		18	19
Federal National Mortgage Association, 5.50%, 09/01/38		17	18
Federal National Mortgage Association, 5.50%, 09/01/38		37	38
Federal National Mortgage Association, 5.50%, 09/01/38		6	6
Federal National Mortgage Association, 5.50%, 09/01/38		14	14
Federal National Mortgage Association, 6.00%, 09/01/38		136	143
Federal National Mortgage Association, 6.00%, 09/01/38		460	486
Federal National Mortgage Association, 6.00%, 09/01/38, TBA (g)		-	-
Federal National Mortgage Association, 5.50%, 10/01/38		175	183
Federal National Mortgage Association, 5.50%, 10/01/38		34	36
Federal National Mortgage Association, 5.50%, 10/01/38		256	268
Federal National Mortgage Association, 5.50%, 10/01/38		108	113
Federal National Mortgage Association, 5.50%, 10/01/38		56	59
Federal National Mortgage Association, 5.50%, 10/01/38		1	1
Federal National Mortgage Association, 5.50%, 10/01/38		101	106
Federal National Mortgage Association, 5.50%, 10/01/38		4	4
Federal National Mortgage Association, 5.50%, 10/01/38		375	393
Federal National Mortgage Association, 5.50%, 10/01/38		189	198
Federal National Mortgage Association, 5.50%, 10/01/38		153	160
Federal National Mortgage Association, 6.00%, 10/01/38		32	34
Federal National Mortgage Association, 6.00%, 10/01/38		58	62
Federal National Mortgage Association, 6.00%, 10/01/38		664	701
Federal National Mortgage Association, 5.50%, 11/01/38		55	58
Federal National Mortgage Association, 5.50%, 11/01/38		48	50
Federal National Mortgage Association, 5.50%, 11/01/38		141	148
Federal National Mortgage Association, 5.50%, 11/01/38		298	312
Federal National Mortgage Association, 5.50%, 11/01/38		189	198
Federal National Mortgage Association, 5.50%, 11/01/38		200	210
Federal National Mortgage Association, 5.50%, 11/01/38		116	121
Federal National Mortgage Association, 5.50%, 11/01/38		42	44
Federal National Mortgage Association, 5.50%, 11/01/38		42	44
Federal National Mortgage Association, 5.50%, 11/01/38		90	94
Federal National Mortgage Association, 6.00%, 11/01/38		770	814
Federal National Mortgage Association, 6.00%, 11/01/38		773	817
Federal National Mortgage Association, 6.00%, 11/01/38		32	34
Federal National Mortgage Association, 6.00%, 11/01/38		165	174
Federal National Mortgage Association, 6.00%, 11/01/38		227	240
Federal National Mortgage Association, 5.50%, 12/01/38		38	39
Federal National Mortgage Association, 5.50%, 12/01/38		14	15
Federal National Mortgage Association, 5.50%, 12/01/38		896	938
Federal National Mortgage Association, 5.50%, 12/01/38		416	436
Federal National Mortgage Association, 5.50%, 12/01/38		15	16
Federal National Mortgage Association, 5.50%, 12/01/38		21	22
Federal National Mortgage Association, 5.50%, 12/01/38		44	46
Federal National Mortgage Association, 5.50%, 12/01/38		4	4
Federal National Mortgage Association, 5.50%, 12/01/38		557	584
Federal National Mortgage Association, 5.50%, 12/01/38		159	166
Federal National Mortgage Association, 5.50%, 12/01/38		12	12
Federal National Mortgage Association, 5.50%, 01/01/39		1,253	1,313
Federal National Mortgage Association, 5.50%, 01/01/39		52	55
Federal National Mortgage Association, 5.50%, 01/01/39		47	50
Federal National Mortgage Association, 5.50%, 01/01/39		338	354
Federal National Mortgage Association, 5.50%, 01/01/39		11	11
Federal National Mortgage Association, 5.50%, 01/01/39		34	35
Federal National Mortgage Association, 5.50%, 01/01/39		492	515
Federal National Mortgage Association, 5.50%, 01/01/39		41	43
Federal National Mortgage Association, 5.50%, 01/01/39		101	106
Federal National Mortgage Association, 5.50%, 01/01/39		402	421
Federal National Mortgage Association, 5.50%, 01/01/39		69	72
Federal National Mortgage Association, 5.50%, 01/01/39		29	30
Federal National Mortgage Association, 5.50%, 01/01/39		64	67
Federal National Mortgage Association, 5.50%, 01/01/39		57	59
Federal National Mortgage Association, 5.50%, 01/01/39		55	57
Federal National Mortgage Association, 5.50%, 01/01/39		91	96
Federal National Mortgage Association, 5.50%, 01/01/39		27	29
Federal National Mortgage Association, 5.50%, 01/01/39		278	291
Federal National Mortgage Association, 5.50%, 01/01/39		28	29
Federal National Mortgage Association, 5.50%, 01/01/39		99	103
Federal National Mortgage Association, 5.50%, 01/01/39		33	34
Federal National Mortgage Association, 5.50%, 01/01/39		418	438
Federal National Mortgage Association, 5.50%, 01/01/39		15	16
Federal National Mortgage Association, 5.50%, 01/01/39		14	15
Federal National Mortgage Association, 5.50%, 01/01/39		16	17
Federal National Mortgage Association, 5.50%, 01/01/39		25	26
Federal National Mortgage Association, 5.50%, 01/01/39		33	34
Federal National Mortgage Association, 5.50%, 01/01/39		17	18
Federal National Mortgage Association, 5.50%, 01/01/39		56	59
Federal National Mortgage Association, 5.50%, 01/01/39		19	20
Federal National Mortgage Association, 5.50%, 01/01/39		175	183
Federal National Mortgage Association, 5.50%, 01/01/39		16	17
Federal National Mortgage Association, 5.00%, 02/01/39		43	45
Federal National Mortgage Association, 5.00%, 02/01/39		55	57
Federal National Mortgage Association, 5.00%, 02/01/39		38	40
Federal National Mortgage Association, 5.50%, 02/01/39		15	16
Federal National Mortgage Association, 5.50%, 02/01/39		45	48
Federal National Mortgage Association, 5.50%, 02/01/39		25	26
Federal National Mortgage Association, 5.50%, 02/01/39		34	35
Federal National Mortgage Association, 5.50%, 02/01/39		34	36
Federal National Mortgage Association, 5.50%, 02/01/39		46	49
Federal National Mortgage Association, 5.50%, 02/01/39		33	34
Federal National Mortgage Association, 5.50%, 02/01/39		32	34
Federal National Mortgage Association, 5.50%, 02/01/39		41	43
Federal National Mortgage Association, 5.50%, 02/01/39		160	167
Federal National Mortgage Association, 5.50%, 02/01/39		19	19
Federal National Mortgage Association, 6.00%, 02/01/39		12,019	12,707
Federal National Mortgage Association, 4.50%, 03/01/39, TBA (g)		992	992
Federal National Mortgage Association, 5.00%, 03/01/39		40	42
Federal National Mortgage Association, 5.50%, 03/01/39		37	39
Federal National Mortgage Association, 5.50%, 03/01/39		21	22
Federal National Mortgage Association, 5.50%, 03/01/39		51	54
Federal National Mortgage Association, 5.50%, 03/01/39		49	52
Federal National Mortgage Association, 5.50%, 03/01/39		26	27
Federal National Mortgage Association, 5.50%, 03/01/39		138	145
Federal National Mortgage Association, 5.50%, 03/01/39		30	32
Federal National Mortgage Association, 5.50%, 03/01/39		18	19
Federal National Mortgage Association, 5.00%, 04/01/39		26	27
Federal National Mortgage Association, 5.00%, 04/01/39		49	51
Federal National Mortgage Association, 5.50%, 04/01/39		21	22
Federal National Mortgage Association, 5.50%, 04/01/39		27	28
Federal National Mortgage Association, 5.50%, 04/01/39		23	25
Federal National Mortgage Association, 5.00%, 05/01/39		157	163
Federal National Mortgage Association, 5.00%, 05/01/39		83	86
Federal National Mortgage Association, 5.00%, 05/01/39		28	29
Federal National Mortgage Association, 5.00%, 05/01/39		98	102
Federal National Mortgage Association, 5.00%, 05/01/39		99	102
Federal National Mortgage Association, 5.00%, 05/01/39		50	52
Federal National Mortgage Association, 5.00%, 05/01/39		98	101
Federal National Mortgage Association, 5.00%, 05/01/39		79	82
Federal National Mortgage Association, 5.00%, 05/01/39		66	68
Federal National Mortgage Association, 5.00%, 05/01/39		93	97
Federal National Mortgage Association, 5.00%, 05/01/39		38	39
Federal National Mortgage Association, 5.00%, 05/01/39		54	56
Federal National Mortgage Association, 5.00%, 05/01/39		56	58
Federal National Mortgage Association, 5.00%, 05/01/39		31	33
Federal National Mortgage Association, 5.50%, 05/01/39		88	92
Federal National Mortgage Association, 4.50%, 06/01/39		37	38
Federal National Mortgage Association, 4.50%, 06/01/39		77	78
Federal National Mortgage Association, 4.50%, 06/01/39		78	79
Federal National Mortgage Association, 5.00%, 06/01/39		296	306
Federal National Mortgage Association, 5.00%, 06/01/39		693	717
Federal National Mortgage Association, 5.00%, 06/01/39		132	136
Federal National Mortgage Association, 5.00%, 06/01/39		56	58
Federal National Mortgage Association, 5.00%, 06/01/39		53	55
Federal National Mortgage Association, 4.50%, 07/01/39		36	37
Federal National Mortgage Association, 4.50%, 07/01/39		57	58
Federal National Mortgage Association, 4.50%, 07/01/39		64	65
Federal National Mortgage Association, 4.50%, 07/01/39		68	69
Federal National Mortgage Association, 5.00%, 07/01/39		65	67
Federal National Mortgage Association, 5.00%, 07/01/39		51	53
Federal National Mortgage Association, 5.00%, 07/01/39		49	51
Federal National Mortgage Association, 5.00%, 07/01/39		99	102
Federal National Mortgage Association, 5.00%, 07/01/39		50	51
Federal National Mortgage Association, 5.00%, 07/01/39		102	106
Federal National Mortgage Association, 5.00%, 07/01/39		39	41
Federal National Mortgage Association, 5.00%, 07/01/39		63	66
Federal National Mortgage Association, 5.00%, 07/01/39		99	103
Federal National Mortgage Association, 5.00%, 07/01/39		99	102
Federal National Mortgage Association, 5.00%, 07/01/39		987	1,021
Federal National Mortgage Association, 5.00%, 07/01/39		50	51
Federal National Mortgage Association, 4.50%, 08/01/39		37	37
Federal National Mortgage Association, 4.50%, 08/01/39		50	51
Federal National Mortgage Association, 4.50%, 08/01/39		67	68
Federal National Mortgage Association, 4.50%, 08/01/39		52	52
Federal National Mortgage Association, 4.50%, 08/01/39		98	99
Federal National Mortgage Association, 4.50%, 08/01/39		35	36
Federal National Mortgage Association, 4.50%, 08/01/39		42	43
Federal National Mortgage Association, 5.00%, 08/01/39		31	32
Federal National Mortgage Association, 5.00%, 08/01/39		25	26
Federal National Mortgage Association, 5.00%, 08/01/39		48	50
Federal National Mortgage Association, 5.00%, 08/01/39		50	52
Federal National Mortgage Association, 5.00%, 08/01/39		52	53
Federal National Mortgage Association, 5.00%, 08/01/39		43	44
Federal National Mortgage Association, 4.50%, 09/01/39		400	406
Federal National Mortgage Association, 5.00%, 09/01/39		600	621
Federal National Mortgage Association, 5.00%, 09/01/39		43	45
Federal National Mortgage Association, 5.00%, 09/01/39, TBA (g)		114	118
Federal National Mortgage Association, 5.00%, 09/01/39, TBA (g)		69	71
Federal National Mortgage Association, 5.00%, 09/01/39, TBA (g)		26	27
Federal National Mortgage Association, 4.50%, 10/01/39		700	710
Federal National Mortgage Association, 4.50%, 10/01/39		300	304
Federal National Mortgage Association, 4.50%, 10/01/39		700	710
Federal National Mortgage Association, 5.00%, 10/01/39		700	724
Federal National Mortgage Association, 5.00%, 10/01/39, TBA (g)		600	621
Federal National Mortgage Association, 5.00%, 10/01/39, TBA (g)		585	606
Federal National Mortgage Association, 5.00%, 10/01/39, TBA (g)		80	83
Federal National Mortgage Association, 5.00%, 10/01/39, TBA (g)		400	414
Federal National Mortgage Association, 5.00%, 10/01/39, TBA (g)		939	971
Federal National Mortgage Association, 5.00%, 10/01/39, TBA (g)		78	81
Federal National Mortgage Association, 6.00%, 12/31/49		270	288
Federal National Mortgage Association REMIC, 10.40%, 04/25/19		1	2
Federal National Mortgage Association REMIC, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%) (i) (s) (u)		110	105
Federal National Mortgage Association REMIC, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%) (i) (s) (u)		135	134
Federal National Mortgage Association REMIC, 0.69%, 02/25/37 (i)		5,087	4,947
Federal National Mortgage Association REMIC, 1.09%, 04/25/48 (i)		4,771	4,720
Federal National Mortgage Association REMIC, 1.19%, 07/25/48 (i)		5,205	5,186
			180,440
Government National Mortgage Association - 2.6%
Government National Mortgage Association, 5.00%, 10/01/34, TBA (g)		1,000	1,035
Government National Mortgage Association, 6.00%, 10/15/38		38	40
Government National Mortgage Association, 6.00%, 11/15/38		67	71
Government National Mortgage Association, 6.00%, 11/15/38		76	80
Government National Mortgage Association, 6.00%, 12/15/38		660	699
Government National Mortgage Association, 6.00%, 12/15/38		610	646
Government National Mortgage Association, 6.00%, 12/15/38		35	37
Government National Mortgage Association, 6.00%, 12/15/38		29	31
Government National Mortgage Association, 6.00%, 12/15/38		24	26
Government National Mortgage Association, 6.00%, 12/15/38		125	132
Government National Mortgage Association, 6.00%, 01/15/39		46	48
Government National Mortgage Association, 6.00%, 01/15/39		104	110
Government National Mortgage Association, 6.00%, 01/15/39		58	61
Government National Mortgage Association, 6.00%, 01/15/39		101	107
Government National Mortgage Association, 6.00%, 01/15/39		37	39
Government National Mortgage Association, 6.00%, 01/15/39		24	26
Government National Mortgage Association, 6.00%, 01/15/39		95	101
Government National Mortgage Association, 6.00%, 01/15/39		26	28
Government National Mortgage Association, 6.00%, 01/15/39		44	46
Government National Mortgage Association, 5.00%, 04/15/39		31	32
Government National Mortgage Association, 5.00%, 04/15/39		790	819
Government National Mortgage Association, 5.00%, 04/15/39		151	156
Government National Mortgage Association, 5.00%, 04/15/39		112	116
Government National Mortgage Association, 5.00%, 04/15/39		25	26
Government National Mortgage Association, 5.00%, 05/15/39		70	72
Government National Mortgage Association, 5.00%, 05/15/39		700	726
Government National Mortgage Association, 5.00%, 05/15/39		306	318
Government National Mortgage Association, 5.00%, 05/15/39		165	172
Government National Mortgage Association, 5.00%, 05/15/39		64	66
Government National Mortgage Association, 5.00%, 05/15/39		58	61
Government National Mortgage Association, 5.00%, 05/15/39		43	45
Government National Mortgage Association, 5.00%, 05/15/39		199	206
Government National Mortgage Association, 5.00%, 05/15/39		69	72
Government National Mortgage Association, 5.00%, 05/15/39		290	300
Government National Mortgage Association, 5.00%, 05/15/39		75	78
Government National Mortgage Association, 5.00%, 05/15/39		113	118
Government National Mortgage Association, 5.00%, 05/15/39		47	49
Government National Mortgage Association, 5.00%, 05/15/39		798	828
Government National Mortgage Association, 5.00%, 05/15/39		977	1,013
Government National Mortgage Association, 5.00%, 05/15/39		58	60
Government National Mortgage Association, 5.00%, 05/15/39		159	164
Government National Mortgage Association, 5.00%, 05/15/39		38	40
Government National Mortgage Association, 5.00%, 05/15/39		26	27
Government National Mortgage Association, 5.00%, 05/15/39		62	64
Government National Mortgage Association, 4.50%, 06/15/39		299	304
Government National Mortgage Association, 4.50%, 06/15/39		199	202
Government National Mortgage Association, 5.00%, 06/15/39		271	281
Government National Mortgage Association, 5.00%, 06/15/39		1,306	1,354
Government National Mortgage Association, 5.00%, 06/15/39		84	87
Government National Mortgage Association, 5.00%, 06/15/39		678	703
Government National Mortgage Association, 5.00%, 06/15/39		484	502
Government National Mortgage Association, 5.00%, 06/15/39		282	292
Government National Mortgage Association, 5.00%, 06/15/39		175	181
Government National Mortgage Association, 5.00%, 06/15/39		168	174
Government National Mortgage Association, 5.00%, 06/15/39		65	67
Government National Mortgage Association, 5.00%, 07/15/39		102	106
Government National Mortgage Association, 5.00%, 07/15/39		95	99
Government National Mortgage Association, 5.00%, 07/15/39		996	1,033
Government National Mortgage Association, 5.00%, 07/15/39		27	28
Government National Mortgage Association, 4.50%, 09/15/39		400	407
Government National Mortgage Association, 5.00%, 09/15/39		327	340
Government National Mortgage Association, 5.00%, 09/15/39		600	622
Government National Mortgage Association, 5.00%, 09/15/39		2,000	2,074
Government National Mortgage Association, 5.00%, 09/15/39		282	293
Government National Mortgage Association, 5.00%, 09/15/39		80	83
Government National Mortgage Association, 5.00%, 09/15/39		25	26
Government National Mortgage Association, 5.00%, 09/15/39		56	58
Government National Mortgage Association, 5.00%, 09/15/39		229	238
			18,545

Total Government and Agency Obligations (cost $338,577)			348,400

SHORT TERM INVESTMENTS - 19.3%
Mutual Funds - 11.3%
JNL Money Market Fund, 0.11% (a) (h)		79,910	79,910

Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		50,032	50,032
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		6,451	6,409
			56,441

Total Short Term Investments (cost $136,393)			136,351

Total Investments - 113.9% (cost $830,376)			806,323
Total Forward Sales Commitments - (0.7%) (proceeds $5,129)			(5,166)
Other Assets and Liabilities, Net - (13.2%) (m)			(93,443)
Total Net Assets - 100%			$ 707,714

Forward Sales Commitments
GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35, TBA (g)		$ 5,000	$ 5,166

Total Forward Sales Commitments - 0.7% (proceeds $5,129)			$ 5,166

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 8.1%
FINANCIALS - 8.1%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody's rating Ba2) (f)	IDR	29,000,000	$ 3,131
HSBC Regs Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2) (f)	IDR	10,000,000	1,080
JPMorgan Chase & Co., 6.00%, 10/10/12 (f)	PHP	40,000	840
JPMorgan Chase Bank-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2) (f)		$ 3,850	3,770
Red Arrow International Leasing Plc, 8.38%, 06/30/12	RUB	46,661	1,469

Total Corporate Bonds and Notes (cost $9,325)			10,290

GOVERNMENT AND AGENCY OBLIGATIONS - 56.5%
GOVERNMENT SECURITIES - 56.5%
Sovereign - 56.5%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/17	BRL	26,160	13,363
Colombia Government International Bond, 9.85%, 06/28/27	COP	4,000,000	2,209
Egypt Government Bond, 8.75%, 07/18/12	EGP	5,000	926
Hungary Government Bond, 7.25%, 06/12/12	HUF	1,256,000	6,788
Israel Government International Bond, 7.00%, 04/29/11	ILS	7,100	2,080
Mexican Bonos, 9.00%, 12/20/12	MXN	90,000	7,108
Mexican Bonos, 10.00%, 12/05/24	MXN	45,000	3,846
Peru Government International Bond, 12.25%, 08/10/11	PEN	7,500	3,102
Peru Government International Bond, 9.91%, 05/05/15	PEN	6,000	2,670
Poland Government Bond, 5.25%, 04/25/13	PLN	16,875	5,847
Poland Government Inflation Indexed Bond, 3.00%, 08/24/16 (r)	PLN	4,122	1,370
Republic of South Africa Government Bond, 13.50%, 09/15/15	ZAR	50,160	8,283
Republic of Turkey, 10.00%, 02/15/12	TRY	14,864	10,992
Uruguay Government International Inflation Index Bond, 5.00%, 09/14/18 (r)	UYU	48,893	2,406
Uruguay Government International Inflation Index Bond, 3.70%, 06/26/37 (r)	UYU	29,109	1,210

Total Government and Agency Obligations (cost $66,640)			72,200

SHORT TERM INVESTMENTS - 33.0%
Mutual Funds - 14.1%
JNL Money Market Fund, 0.11% (a) (h)		18,026	18,026

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		1,020	1,020

Treasury Securities - 18.1%
Egypt Treasury Bill, 1.79%, 10/27/09	EGP	9,500	1,715
Egypt Treasury Bill, 1.68%, 12/08/09 (f)	EGP	2,500	447
U.S. Treasury Bill, 0.18%, 11/12/09 (e)		21,000	20,998
			23,160

Total Short Term Investments (cost $42,187)			42,206

Total Investments - 97.6% (cost $118,152)			124,696
Other Assets and Liabilities, Net - 2.4%			3,006
Total Net Assets - 100%			$ 127,702

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 16.3%
CBS Corp. - Class B		90	$ 1,087
DISH Network Corp. (c)		269	5,181
Fortune Brands Inc.		39	1,682
H&R Block Inc.		40	737
J.C. Penney Co. Inc.		86	2,908
Johnson Controls Inc. (e)		73	1,869
Kohl's Corp. (c)		28	1,574
Lamar Advertising Co. (c) (e)		73	1,995
Liberty Media Corp. - Interactive (c)		193	2,116
Mohawk Industries Inc. (c)		14	690
Newell Rubbermaid Inc.		204	3,198
NVR Inc. (c)		4	2,818
Ross Stores Inc. (e)		41	1,948
Snap-On Inc.		32	1,105
Starwood Hotels & Resorts Worldwide Inc. (e)		75	2,488
TJX Cos. Inc. (e)		79	2,945
Urban Outfitters Inc. (c) (e)		55	1,671
Viacom Inc. - Class B (c)		100	2,790
			38,802
CONSUMER STAPLES - 5.1%
Alberto-Culver Co. (e)		7	202
BJ's Wholesale Club Inc. (c) (e)		32	1,167
Campbell Soup Co. (e)		18	588
Clorox Co.		44	2,594
Coca-Cola Enterprises Inc. (e)		48	1,019
ConAgra Foods Inc.		78	1,688
Energizer Holdings Inc. (c) (e)		9	588
JM Smucker Co.		23	1,240
Molson Coors Brewing Co. (e)		41	1,997
Safeway Inc. (e)		48	943
			12,026
ENERGY - 11.4%
Core Laboratories NV		16	1,660
Dril-Quip Inc. (c) (e)		61	3,038
Helmerich & Payne Inc. (e)		43	1,692
Newfield Exploration Co. (c)		157	6,680
Noble Energy Inc. (e)		71	4,666
Oil States International Inc. (c) (e)		70	2,464
Range Resources Corp. (e)		69	3,393
Whiting Petroleum Corp. (c) (e)		63	3,616
			27,209
FINANCIALS - 26.5%
Alexandria Real Estate Equities Inc. (e)		31	1,677
Arch Capital Group Ltd. (c) (e)		35	2,390
Boston Properties Inc. (e)		44	2,886
Comerica Inc.		79	2,341
Digital Realty Trust Inc.		12	529
Douglas Emmett Inc. (e)		109	1,335
Essex Property Trust Inc. (e)		20	1,573
Everest Re Group Ltd.		40	3,547
Federal Realty Investment Trust (e)		26	1,582
Genworth Financial Inc. - Class A (c)		96	1,149
Hartford Financial Services Group Inc.		126	3,346
Host Hotels & Resorts Inc. (e)		194	2,281
Invesco Ltd.		204	4,649
Janus Capital Group Inc. (e)		123	1,739
Lincoln National Corp.		86	2,220
M&T Bank Corp. (e)		11	670
Marsh & McLennan Cos. Inc.		159	3,927
New York Community Bancorp Inc. (e)		83	947
Principal Financial Group Inc.		109	2,975
Progressive Corp. (c)		177	2,928
Raymond James Financial Inc. (e)		57	1,319
Regency Centers Corp. (e)		34	1,261
SLM Corp. (c) (e)		330	2,873
SunTrust Banks Inc. (e)		154	3,464
Synovus Financial Corp.		11	42
Willis Group Holdings Ltd.		81	2,278
WR Berkley Corp.		197	4,974
XL Capital Ltd. - Class A		132	2,299
			63,201
HEALTH CARE - 4.6%
Aetna Inc.		116	3,216
Becton Dickinson & Co.		8	591
Biogen Idec Inc. (c)		20	990
CR Bard Inc. (e)		20	1,587
Edwards Lifesciences Corp. (c)		32	2,208
Kinetic Concepts Inc. (c) (e)		64	2,359
			10,951
INDUSTRIALS - 7.2%
BE Aerospace Inc. (c) (e)		63	1,278
Cooper Industries Plc		39	1,466
Corrections Corp. of America (c)		5	118
Cummins Inc.		49	2,208
Eaton Corp.		54	3,083
Iron Mountain Inc. (c) (e)		32	840
Kansas City Southern (c)		24	642
Lennox International Inc.		24	863
Norfolk Southern Corp.		3	126
Parker Hannifin Corp.		39	2,004
Pentair Inc.		28	832
Republic Services Inc. - Class A		94	2,506
Ryder System Inc. (e)		30	1,174
			17,140
INFORMATION TECHNOLOGY - 6.7%
Amphenol Corp. - Class A		31	1,156
CommScope Inc. (c)		146	4,355
IAC/InterActiveCorp. (c) (e)		163	3,289
Lexmark International Inc. (c)		38	817
Linear Technology Corp. (e)		32	889
ON Semiconductor Corp. (c) (e)		155	1,275
Parametric Technology Corp. (c)		128	1,764
Teradyne Inc. (c) (e)		181	1,673
Xerox Corp.		109	843
			16,061
MATERIALS - 7.9%
Airgas Inc.		48	2,309
Celanese Corp. - Class A		48	1,207
Cliffs Natural Resources Inc. (e)		81	2,615
FMC Corp. (e)		41	2,302
Huntsman Corp.		177	1,611
Pactiv Corp. (c)		65	1,696
Terra Industries Inc.		42	1,467
United States Steel Corp. (e)		71	3,166
Vulcan Materials Co. (e)		44	2,386
			18,759
TELECOMMUNICATION SERVICES - 1.7%
CenturyTel Inc.		49	1,649
Sprint Nextel Corp. (c) (e)		603	2,381
			4,030
UTILITIES - 8.5%
American Electric Power Co. Inc.		55	1,716
CMS Energy Corp. (e)		121	1,619
DPL Inc. (e)		103	2,681
Edison International		97	3,257
Entergy Corp.		19	1,542
FirstEnergy Corp.		44	2,029
Northeast Utilities		18	429
NV Energy Inc. (e)		100	1,158
Pinnacle West Capital Corp.		16	518
PPL Corp.		144	4,379
Sempra Energy		3	146
Xcel Energy Inc.		39	742
			20,216

Total Common Stocks (cost $210,336)			228,395

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		398	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $398)			-

SHORT TERM INVESTMENTS - 32.1%
Mutual Funds - 4.4%
JNL Money Market Fund, 0.11% (a) (h)		10,554	10,554

Securities Lending Collateral - 27.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		58,937	58,937
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		7,125	7,078
			66,015

Total Short Term Investments (cost $76,616)			76,569

Total Investments - 128.0% (cost $287,350)			304,964
Other Assets and Liabilities, Net - (28.0%)			(66,757)
Total Net Assets - 100%			$ 238,207

JNL/JPMorgan International Value Fund
COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 7.4%
Compagnie Generale des Etablissements Michelin		99	$ 7,728
Daimler AG (e)		183	9,189
GKN Plc (c)		1,913	3,475
InterContinental Hotels Group Plc		307	3,989
Nissan Motor Co. Ltd. (c)		1,126	7,615
Sodexo SA (e)		83	4,947
			36,943
CONSUMER STAPLES - 5.4%
Anheuser-Busch InBev NV		176	8,027
Carrefour SA		83	3,757
Imperial Tobacco Group Plc		161	4,646
Japan Tobacco Inc.		1	4,255
Unilever NV		233	6,721
			27,406
ENERGY - 10.4%
BG Group Plc		180	3,132
BP Plc		1,210	10,692
China Petroleum & Chemical Corp.		2,334	1,985
China Shenhua Energy Co. Ltd.		1,503	6,562
OMV AG		124	4,994
Royal Dutch Shell Plc - Class A		266	7,593
Santos Ltd.		634	8,504
Total SA		146	8,674
			52,136
FINANCIALS - 29.9%
Australia & New Zealand Banking Group Ltd.		391	8,414
Banco Santander SA		1,083	17,427
Bank of China Ltd.		9,301	4,896
Barclays Plc (c)		1,207	7,135
BNP Paribas		110	8,784
China Bank Ltd.		606	3,754
China Resources Land Ltd.		1,188	2,603
HSBC Holdings Plc		1,224	14,010
ING Groep N.V. (c)		514	9,178
Itau Unibanco Holding SA - ADR (e)		286	5,756
Legal & General Group Plc		3,494	4,902
Lloyds Banking Group Plc (c)		4,697	7,785
Man Group Plc		523	2,768
Mitsui Fudosan Co. Ltd. (e)		242	4,095
Muenchener Rueckversicherungs AG (e)		51	8,147
Natixis (c)		475	2,863
Societe Generale - Class A		109	8,758
Sumitomo Mitsui Financial Group Inc. (e) (u)		206	7,197
UBS AG (c)		279	5,098
UniCredit SpA (c)		1,889	7,382
Zurich Financial Services AG		39	9,350
			150,302
HEALTH CARE - 4.9%
Astellas Pharma Inc.		90	3,700
Bayer AG		101	6,979
GlaxoSmithKline Plc		201	3,946
Sanofi-Aventis SA		140	10,244
			24,869
INDUSTRIALS - 11.5%
Cie de Saint-Gobain		111	5,766
Cookson Group Plc (c)		465	3,058
Hamburger Hafen und Logistik AG (e)		62	2,783
Hutchison Whampoa Ltd.		511	3,689
Kubota Corp. (e)		473	3,936
Marubeni Corp.		890	4,491
Mitsubishi Corp.		302	6,112
Mitsubishi Electric Corp. (c)		803	6,083
Mitsui & Co. Ltd. (e)		367	4,795
Ruukki Group Oyj (c) (e)		1,076	3,022
Schneider Electric SA (e)		33	3,300
Siemens AG (e)		75	6,962
Sumitomo Heavy Industries Ltd. (c)		736	3,591
			57,588
INFORMATION TECHNOLOGY - 6.2%
ASML Holding NV		157	4,619
FUJIFILM Holdings Corp.		143	4,270
HON HAI Precision Industry Co. Ltd.		1,086	4,358
Logica Plc		532	1,107
Nintendo Co. Ltd. (e)		15	3,946
Nokia Oyj (e)		436	6,416
Ricoh Co. Ltd. (e)		427	6,222
			30,938
MATERIALS - 6.3%
ArcelorMittal		190	7,091
Lafarge SA (e)		69	6,130
Lanxess AG (e)		181	6,239
Peter Hambro Mining Plc (c)		191	2,758
Rhodia SA (c) (e)		250	3,793
Shin-Etsu Chemical Co. Ltd. (e)		56	3,413
Sidenor Steel Production & Manufacturing Co. SA (c)		315	2,353
			31,777
TELECOMMUNICATION SERVICES - 5.9%
BT Group Plc		2,408	5,003
Cable & Wireless Plc		1,190	2,730
Koninklijke KPN NV		361	5,980
Telekomunikasi Indonesia Tbk PT		3,073	2,750
Vodafone Group Plc		5,923	13,272
			29,735
UTILITIES - 6.8%
E.ON AG		274	11,640
GDF Suez		219	9,704
International Power Plc		875	4,042
Perusahaan Gas Negara PT		7,329	2,769
Snam Rete Gas SpA		1,256	6,112
			34,267

Total Common Stocks (cost $453,050)			475,961

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Volkswagen AG		30	3,480

Total Preferred Stocks (cost $3,321)			3,480

RIGHTS - 0.0%
BNP Paribas (c)		110	238

Total Rights (cost $0)			238

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		1,713	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,713)			-

SHORT TERM INVESTMENTS - 16.0%
Mutual Funds - 2.6%
JNL Money Market Fund, 0.11% (a) (h)		13,070	13,070

Securities Lending Collateral - 13.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		53,370	53,370
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		14,153	14,061
			67,431

Total Short Term Investments (cost $80,593)			80,501

Total Investments - 111.4% (cost $538,677)			560,180
Other Assets and Liabilities, Net - (11.4%) (o)			(57,248)
Total Net Assets - 100%			$ 502,932

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 19.3%
Advance Auto Parts Inc.		43	$ 1,697
Amazon.com Inc. (c)		11	1,055
Bed Bath & Beyond Inc. (c)		48	1,787
Carmax Inc. (c) (e)		64	1,336
Chipotle Mexican Grill Inc. - Class A (c) (e)		8	738
DeVry Inc. (e)		25	1,394
Discovery Communications Inc. - Class A (c) (e)		40	1,158
Gentex Corp.		117	1,652
Harley-Davidson Inc. (e)		39	892
J Crew Group Inc. (c) (e)		41	1,458
Kohl's Corp. (c)		36	2,025
Lamar Advertising Co. (c) (e)		33	916
Marriott International Inc. - Class A (e)		56	1,552
Morningstar Inc. (c) (e)		16	781
Nordstrom Inc. (e)		55	1,664
Penn National Gaming Inc. (c)		37	1,016
Phillips-Van Heusen Corp.		22	929
Royal Caribbean Cruises Ltd. (c) (e)		76	1,835
Sherwin-Williams Co.		23	1,372
Staples Inc. (e)		70	1,621
TJX Cos. Inc. (e)		37	1,386
			28,264
CONSUMER STAPLES - 1.9%
Avon Products Inc.		43	1,474
NBTY Inc. (c)		35	1,393
			2,867
ENERGY - 6.0%
Cabot Oil & Gas Corp. - Class A		34	1,203
Cameron International Corp. (c)		42	1,574
Forest Oil Corp. (c) (e)		74	1,448
Noble Energy Inc. (e)		15	1,009
Oceaneering International Inc. (c)		19	1,081
Southwestern Energy Co. (c)		42	1,783
Weatherford International Ltd. (c)		33	678
			8,776
FINANCIALS - 11.4%
ACE Ltd. (c)		32	1,721
Affiliated Managers Group Inc. (c) (e)		12	762
Apollo Global Management LLC (c) (f) (s) (u)		73	367
BB&T Corp. (e)		49	1,321
BlackRock Inc. (e)		6	1,279
BOK Financial Corp. (e)		19	885
Fidelity National Financial Inc. - Class A		60	905
HCC Insurance Holdings Inc. (e)		41	1,121
IntercontinentalExchange Inc. (c)		8	758
Moody's Corp. (e)		39	792
MSCI Inc. (c)		43	1,265
Northern Trust Corp.		26	1,521
Och-Ziff Capital Management Group LLC		87	1,053
T. Rowe Price Group Inc. (e)		33	1,519
TD Ameritrade Holding Corp. (c)		71	1,398
			16,667
HEALTH CARE - 12.1%
Alexion Pharmaceuticals Inc. (c) (e)		23	1,011
BioMarin Pharmaceutical Inc. (c) (e)		40	718
Cerner Corp. (c) (e)		15	1,104
Covance Inc. (c) (e)		28	1,516
DaVita Inc. (c)		27	1,507
DENTSPLY International Inc. (e)		34	1,191
Express Scripts Inc. (c)		24	1,839
Humana Inc. (c) (e)		31	1,160
Illumina Inc. (c) (e)		37	1,585
Life Technologies Corp. (c)		14	647
Myriad Genetics Inc. (c)		35	964
UnitedHealth Group Inc.		55	1,385
VCA Antech Inc. (c) (e)		69	1,858
Zimmer Holdings Inc. (c)		21	1,144
			17,629
INDUSTRIALS - 18.3%
AECOM Technology Corp. (c)		38	1,037
Canadian National Railway Co.		28	1,357
Carlisle Cos. Inc.		41	1,400
Corrections Corp. of America (c)		69	1,560
Cummins Inc.		27	1,229
Delta Air Lines Inc. (c)		165	1,482
First Solar Inc. (c) (e)		4	569
FTI Consulting Inc. (c)		28	1,185
Landstar System Inc.		60	2,295
Lennox International Inc.		43	1,539
McDermott International Inc. (c)		52	1,318
Precision Castparts Corp.		26	2,627
Robert Half International Inc.		37	926
Roper Industries Inc. (e)		26	1,350
Shaw Group Inc. (c)		30	951
Stericycle Inc. (c) (e)		27	1,297
Wabtec Corp. (e)		35	1,306
Waste Connections Inc. (c)		59	1,693
WW Grainger Inc.		17	1,555
			26,676
INFORMATION TECHNOLOGY - 24.9%
Amdocs Ltd. (c)		141	3,777
Amphenol Corp. - Class A		55	2,063
Ansys Inc. (c) (e)		35	1,316
Broadcom Corp. - Class A (c)		63	1,936
Cadence Design Systems Inc. (c)		158	1,160
Cognizant Technology Solutions Corp. (c)		69	2,660
CommScope Inc. (c)		45	1,344
Concur Technologies Inc. (c) (e)		36	1,431
Dolby Laboratories Inc. - Class A (c)		23	878
Equinix Inc. (c) (e)		16	1,481
F5 Networks Inc. (c) (e)		33	1,316
KLA-Tencor Corp. (e)		38	1,354
Lam Research Corp. (c) (e)		26	881
Marvell Technology Group Ltd. (c)		140	2,265
MasterCard Inc.		7	1,498
MEMC Electronic Materials Inc. (c)		83	1,374
Microchip Technology Inc. (e)		39	1,020
NetApp Inc. (c)		66	1,758
Nuance Communications Inc. (c) (e)		83	1,238
Sybase Inc. (c)		38	1,474
Tyco Electronics Ltd. (e)		57	1,277
Western Union Co.		73	1,377
Xilinx Inc.		61	1,426
			36,304
MATERIALS - 2.6%
Freeport-McMoRan Copper & Gold Inc.		17	1,147
Grief Inc. (e)		28	1,547
Praxair Inc. (e)		14	1,168
			3,862
TELECOMMUNICATION SERVICES - 1.1%
tw telecom inc. (c)		116	1,556

Total Common Stocks (cost $131,252)			142,601

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		456	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $456)			-

SHORT TERM INVESTMENTS - 30.1%
Mutual Funds - 2.4%
JNL Money Market Fund, 0.11% (a) (h)		3,504	3,504

Securities Lending Collateral - 27.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		33,491	33,491
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		7,028	6,983
			40,474

Total Short Term Investments (cost $44,023)			43,978

Total Investments - 127.7% (cost $175,731)			186,579
Other Assets and Liabilities, Net - (27.7%)			(40,495)
Total Net Assets - 100%			$ 146,084

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.7%
ACE Securities Corp. REMIC, 0.38%, 02/25/31 (i)		$ 558	$ 412
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 03/11/32 (i) (t) (u)		2,098	2,329
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34 (t) (u)		3,558	3,675
CompuCredit Acquired Portfolio Voltage Master Trust, 0.41%, 09/15/18 (f) (i) (t) (u)		728	532
Conseco Financial Corp. REMIC, 7.07%, 01/15/29		220	213
Countrywide Home Equity Loan Trust, 0.53%, 02/15/34 (i)		726	312
Countrywide Alternative Loan Trust REMIC, 0.46%, 07/20/46 (i)		1,305	548
Countrywide Alternative Loan Trust REMIC, 0.44%, 12/20/46 (i)		1,549	759
IndyMac Seconds Asset Backed Trust REMIC, 0.38%, 06/25/36 (i) (u)		1,020	85
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38		2,520	2,330
MASTR Adjustable Rate Mortgages Trust REMIC, 4.33%, 02/25/34 (i)		860	714
Mellon GSL Reinvestment Trust II (d) (f) (u)		2,177	-
Morgan Stanley Mortgage Loan Trust REMIC, 3.54%, 10/25/34 (i)		695	591
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (t) (v)		5,297	4,708
Provident Funding Mortgage Loan Trust REMIC, 3.91%, 10/25/35 (i)		604	557
SACO I Inc. REMIC, 0.38%, 06/25/36 (i) (u)		679	65
Structured Asset Mortgage Investments Inc. REMIC, 0.46%, 08/25/36 (i)		1,673	820
Superior Wholesale Inventory Financing Trust, 0.34%, 01/15/12 (i)		1,800	1,783
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31		3,195	3,275
Wells Fargo Mortgage Backed Securities Trust REMIC, 6.00%, 06/25/37		1,172	1,002

Total Non-U.S. Government Agency Asset-Backed Securities (cost $32,594)			24,710

CORPORATE BONDS AND NOTES - 1.0%
FINANCIALS - 1.0%
General Electric Capital Corp., 3.00%, 12/09/11		2,500	2,587
Morgan Stanley, 3.25%, 12/01/11		2,500	2,601
Wells Fargo & Co., 3.00%, 12/09/11 (e)		1,525	1,578

Total Corporate Bonds and Notes (cost $6,518)			6,766

GOVERNMENT SECURITIES - 88.3%
GOVERNMENT SECURITIES - 23.1%
Sovereign - 1.2%
Israel Government AID Bond, 5.26%, 11/01/21 (j)		10,000	5,657
Residual Funding - Interest Only Strip, 0.00%, 10/15/19 (j)		3,800	2,516
			8,173
Treasury Inflation Index Securities - 5.8%
U.S. Treasury Inflation Indexed Note, 2.38%, 04/15/11 (r)		3,428	3,530
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16 (r)		2,431	2,606
U.S. Treasury Inflation Indexed Note, 1.38%, 07/15/18 (e) (r)		24,914	24,717
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (r)		5,615	5,608
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27 (r)		2,147	2,256
			38,717
U.S. Treasury Securities - 16.1%
U.S. Treasury Bond, 8.88%, 08/15/17		8,000	11,205
U.S. Treasury Bond, 8.13%, 08/15/21 (e) (j)		25,000	15,538
U.S. Treasury Bond, 5.25%, 11/15/28		20,000	23,219
U.S. Treasury Bond, 5.38%, 02/15/31 (e)		13,000	15,446
U.S. Treasury Note, 4.63%, 02/15/17 (e)		22,000	24,356
U.S. Treasury Note, 4.75%, 08/15/17 (e)		15,000	16,714
			106,478
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 65.2%
Federal Farm Credit Bank - 1.2%
Federal Farm Credit Bank, 5.75%, 12/07/28		7,000	7,705

Federal Home Loan Bank - 2.4%
Federal Home Loan Bank, 4.88%, 05/17/17 (e)		10,000	10,915
Federal Home Loan Bank, 5.25%, 12/11/20		4,500	5,016
			15,931
Federal Home Loan Mortgage Corp. - 25.9%
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11		1	1
Federal Home Loan Mortgage Corp., 6.50%, 08/01/13		8	9
Federal Home Loan Mortgage Corp., 8.00%, 07/01/20		24	26
Federal Home Loan Mortgage Corp., 6.00%, 11/01/28		299	319
Federal Home Loan Mortgage Corp., 7.00%, 04/01/29		68	75
Federal Home Loan Mortgage Corp., 7.00%, 10/01/31		3	3
Federal Home Loan Mortgage Corp., 7.00%, 11/01/31		4	4
Federal Home Loan Mortgage Corp., 7.00%, 02/01/32		77	85
Federal Home Loan Mortgage Corp., 7.00%, 03/01/32		76	84
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32		8	9
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32		49	53
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32		8	9
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32		4	4
Federal Home Loan Mortgage Corp., 7.00%, 08/01/32		4	5
Federal Home Loan Mortgage Corp., 5.00%, 08/01/33		1,259	1,308
Federal Home Loan Mortgage Corp., 5.00%, 12/01/34		5,070	5,262
Federal Home Loan Mortgage Corp., 5.20%, 12/01/35 (i)		7,504	7,866
Federal Home Loan Mortgage Corp., 5.83%, 01/01/37 (i)		2,235	2,367
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 10/15/17		4,194	4,454
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/17		7,000	7,457
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 01/15/18		3,500	3,727
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/18		10,000	10,623
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 03/15/18		4,000	4,259
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/18		2,000	2,101
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 08/15/19		3,400	3,528
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 10/15/19		10,466	10,835
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 02/15/20		2,500	2,597
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 09/15/20		5,365	5,500
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 07/15/23		6,801	7,086
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 01/15/27		7,000	7,301
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 03/15/31		961	67
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/32		183	182
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/32		3,500	3,700
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 01/15/33		7,617	7,967
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 07/15/33		3,000	3,072
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 08/15/33		7,000	7,381
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 09/15/33		8,240	8,673
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/34		10,829	11,156
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 05/15/34		3,890	4,083
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 06/15/34		3,964	4,180
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 06/15/34		10,000	10,613
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/34		2,534	2,613
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 10/15/34		4,000	4,247
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/35		5,000	5,148
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/35		6,580	6,966
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/36		4,383	4,629
			171,634
Federal National Mortgage Association - 28.6%
Federal National Mortgage Association, 12.50%, 09/20/15		-	-
Federal National Mortgage Association, 12.00%, 01/01/16		28	33
Federal National Mortgage Association, 12.00%, 01/15/16		1	1
Federal National Mortgage Association, 12.50%, 01/15/16		10	12
Federal National Mortgage Association, 5.00%, 02/01/19		540	572
Federal National Mortgage Association, 11.50%, 09/01/19		-	-
Federal National Mortgage Association, 5.41%, 10/09/19 (j)		10,000	5,590
Federal National Mortgage Association, 10.50%, 08/01/20		5	5
Federal National Mortgage Association, 6.50%, 03/01/26		3	4
Federal National Mortgage Association, 7.00%, 05/01/26		8	8
Federal National Mortgage Association, 7.00%, 12/01/28		4	5
Federal National Mortgage Association, 7.00%, 12/01/28		4	4
Federal National Mortgage Association, 7.00%, 03/01/29		12	13
Federal National Mortgage Association, 7.00%, 03/01/29		6	7
Federal National Mortgage Association, 8.00%, 07/01/29		1	1
Federal National Mortgage Association, 8.00%, 11/01/29		18	20
Federal National Mortgage Association, 8.00%, 12/01/29		17	20
Federal National Mortgage Association, 7.00%, 01/01/30		24	27
Federal National Mortgage Association, 8.00%, 01/01/30		26	30
Federal National Mortgage Association, 8.00%, 02/01/30		6	7
Federal National Mortgage Association, 8.00%, 05/01/30		1	1
Federal National Mortgage Association, 8.00%, 09/01/30		-	-
Federal National Mortgage Association, 8.00%, 10/01/30		22	25
Federal National Mortgage Association, 8.00%, 01/01/31		3	4
Federal National Mortgage Association, 8.00%, 01/01/31		61	70
Federal National Mortgage Association, 6.00%, 02/01/31		227	242
Federal National Mortgage Association, 7.50%, 02/01/31		37	42
Federal National Mortgage Association, 8.00%, 02/01/31		14	16
Federal National Mortgage Association, 8.00%, 02/01/31		11	12
Federal National Mortgage Association, 8.00%, 03/01/31		9	10
Federal National Mortgage Association, 8.00%, 03/01/31		4	4
Federal National Mortgage Association, 8.00%, 03/01/31		4	4
Federal National Mortgage Association, 6.00%, 01/01/33		844	899
Federal National Mortgage Association, 5.50%, 02/01/35		9,242	9,724
Federal National Mortgage Association, 6.00%, 06/01/35		150	159
Federal National Mortgage Association, 5.00%, 09/01/35		157	162
Federal National Mortgage Association, 5.00%, 09/01/35		145	150
Federal National Mortgage Association, 6.00%, 10/01/35		39	41
Federal National Mortgage Association, 6.00%, 10/01/35		284	301
Federal National Mortgage Association, 6.00%, 10/01/35		598	634
Federal National Mortgage Association, 6.00%, 11/01/35		834	884
Federal National Mortgage Association, 6.00%, 11/01/35		58	61
Federal National Mortgage Association, 6.00%, 11/01/35		504	534
Federal National Mortgage Association, 5.00%, 12/01/35		462	479
Federal National Mortgage Association, 5.50%, 01/01/36		3,099	3,257
Federal National Mortgage Association, 6.00%, 02/01/36		384	406
Federal National Mortgage Association, 6.50%, 02/01/36		431	461
Federal National Mortgage Association, 6.50%, 02/01/36		379	407
Federal National Mortgage Association, 6.50%, 02/01/36		989	1,060
Federal National Mortgage Association, 5.00%, 03/01/36		11,357	11,773
Federal National Mortgage Association, 6.00%, 03/01/36		118	125
Federal National Mortgage Association, 6.00%, 03/01/36		345	365
Federal National Mortgage Association, 6.00%, 03/01/36		513	543
Federal National Mortgage Association, 6.50%, 03/01/36		2,134	2,285
Federal National Mortgage Association, 5.50%, 04/01/36		198	207
Federal National Mortgage Association, 5.50%, 04/01/36		151	158
Federal National Mortgage Association, 5.50%, 04/01/36		215	225
Federal National Mortgage Association, 5.50%, 04/01/36		27	28
Federal National Mortgage Association, 5.50%, 04/01/36		178	187
Federal National Mortgage Association, 5.50%, 04/01/36		30	31
Federal National Mortgage Association, 5.50%, 04/01/36		51	53
Federal National Mortgage Association, 5.50%, 04/01/36		589	618
Federal National Mortgage Association, 5.50%, 04/01/36		133	140
Federal National Mortgage Association, 5.50%, 04/01/36		464	487
Federal National Mortgage Association, 6.00%, 04/01/36		340	360
Federal National Mortgage Association, 6.00%, 04/01/36		741	784
Federal National Mortgage Association, 6.00%, 04/01/36		96	101
Federal National Mortgage Association, 5.50%, 05/01/36		28	29
Federal National Mortgage Association, 5.50%, 05/01/36		64	68
Federal National Mortgage Association, 5.50%, 05/01/36		21	22
Federal National Mortgage Association, 5.50%, 05/01/36		454	476
Federal National Mortgage Association, 5.50%, 05/01/36		254	266
Federal National Mortgage Association, 5.50%, 05/01/36		209	219
Federal National Mortgage Association, 5.50%, 05/01/36		275	288
Federal National Mortgage Association, 5.50%, 05/01/36		174	182
Federal National Mortgage Association, 5.50%, 05/01/36		462	485
Federal National Mortgage Association, 5.50%, 05/01/36		241	253
Federal National Mortgage Association, 5.50%, 05/01/36		112	117
Federal National Mortgage Association, 5.50%, 05/01/36		154	162
Federal National Mortgage Association, 5.50%, 05/01/36		71	74
Federal National Mortgage Association, 5.50%, 05/01/36		743	779
Federal National Mortgage Association, 5.50%, 05/01/36		369	387
Federal National Mortgage Association, 5.50%, 05/01/36		172	180
Federal National Mortgage Association, 6.00%, 05/01/36		119	126
Federal National Mortgage Association, 5.50%, 06/01/36		556	583
Federal National Mortgage Association, 5.50%, 06/01/36		365	383
Federal National Mortgage Association, 5.50%, 06/01/36		165	173
Federal National Mortgage Association, 5.50%, 06/01/36		295	309
Federal National Mortgage Association, 5.50%, 06/01/36		197	207
Federal National Mortgage Association, 5.50%, 06/01/36		127	133
Federal National Mortgage Association, 5.50%, 06/01/36		67	70
Federal National Mortgage Association, 5.50%, 06/01/36		19	20
Federal National Mortgage Association, 5.50%, 06/01/36		90	94
Federal National Mortgage Association, 5.50%, 06/01/36		18	19
Federal National Mortgage Association, 5.50%, 06/01/36		657	689
Federal National Mortgage Association, 6.00%, 06/01/36		557	590
Federal National Mortgage Association, 6.00%, 06/01/36		247	261
Federal National Mortgage Association, 6.00%, 06/01/36		228	241
Federal National Mortgage Association, 6.00%, 06/01/36		229	243
Federal National Mortgage Association, 6.00%, 06/01/36		366	387
Federal National Mortgage Association, 6.00%, 06/01/36		204	215
Federal National Mortgage Association, 5.50%, 07/01/36		106	111
Federal National Mortgage Association, 5.50%, 07/01/36		109	115
Federal National Mortgage Association, 5.50%, 07/01/36		332	348
Federal National Mortgage Association, 5.50%, 07/01/36		533	559
Federal National Mortgage Association, 5.50%, 07/01/36		465	488
Federal National Mortgage Association, 6.00%, 07/01/36		321	340
Federal National Mortgage Association, 6.00%, 07/01/36		287	303
Federal National Mortgage Association, 6.00%, 07/01/36		3,222	3,409
Federal National Mortgage Association, 6.00%, 07/01/36		23,819	25,160
Federal National Mortgage Association, 6.00%, 07/01/36		207	219
Federal National Mortgage Association, 5.50%, 08/01/36		11	11
Federal National Mortgage Association, 5.50%, 08/01/36		400	420
Federal National Mortgage Association, 6.00%, 08/01/36		209	221
Federal National Mortgage Association, 6.00%, 08/01/36		245	259
Federal National Mortgage Association, 6.00%, 08/01/36		160	169
Federal National Mortgage Association, 6.00%, 08/01/36		349	369
Federal National Mortgage Association, 6.00%, 09/01/36		257	272
Federal National Mortgage Association, 6.00%, 09/01/36		141	149
Federal National Mortgage Association, 5.50%, 10/01/36		2,417	2,535
Federal National Mortgage Association, 6.00%, 12/01/36		335	355
Federal National Mortgage Association REMIC, 5.00%, 05/25/18		9,880	10,508
Federal National Mortgage Association REMIC, 4.00%, 01/25/19		3,000	3,107
Federal National Mortgage Association REMIC, 5.00%, 12/25/22		11,111	11,605
Federal National Mortgage Association REMIC, 4.50%, 05/01/23		7,714	6,561
Federal National Mortgage Association REMIC, 4.50%, 07/25/23		11,114	11,508
Federal National Mortgage Association REMIC, 5.00%, 04/25/32		7,500	7,861
Federal National Mortgage Association REMIC, 4.50%, 12/25/32		5,000	5,225
Federal National Mortgage Association REMIC, 3.50%, 07/25/33		3,129	3,139
Federal National Mortgage Association REMIC, 5.50%, 12/25/34		2,882	3,077
Federal National Mortgage Association REMIC, 5.50%, 02/25/35		8,790	9,212
Federal National Mortgage Association REMIC, 5.50%, 07/25/35		4,056	4,346
Federal National Mortgage Association REMIC, 5.50%, 11/25/35		2,025	2,168
Federal National Mortgage Association REMIC, 7.50%, 12/25/41		11,457	12,782
Federal National Mortgage Association REMIC, 4.68%, 06/25/43		8,901	9,015
			189,534
Government National Mortgage Association - 7.1%
Government National Mortgage Association, 13.50%, 07/15/10		7	8
Government National Mortgage Association, 6.00%, 04/15/29		4	4
Government National Mortgage Association, 6.00%, 05/15/32		2	2
Government National Mortgage Association, 6.00%, 07/15/32		1	1
Government National Mortgage Association, 6.00%, 01/15/34		25	27
Government National Mortgage Association, 6.00%, 01/15/34		21	23
Government National Mortgage Association, 6.00%, 06/15/34		5	5
Government National Mortgage Association, 6.00%, 09/15/34		618	658
Government National Mortgage Association, 6.00%, 09/15/34		35	37
Government National Mortgage Association, 6.00%, 09/15/34		110	116
Government National Mortgage Association, 6.00%, 04/15/35		660	701
Government National Mortgage Association, 6.00%, 04/15/35		221	235
Government National Mortgage Association, 6.00%, 05/15/35		553	587
Government National Mortgage Association, 6.00%, 05/15/35		18	19
Government National Mortgage Association, 6.00%, 06/15/35		27	28
Government National Mortgage Association, 6.00%, 07/15/35		571	606
Government National Mortgage Association, 6.00%, 07/15/35		666	713
Government National Mortgage Association, 6.00%, 01/15/36		1,519	1,610
Government National Mortgage Association REMIC, 6.50%, 06/16/31		3,675	4,006
Government National Mortgage Association REMIC, 5.00%, 09/20/32		7,000	7,394
Government National Mortgage Association REMIC, 5.50%, 09/20/33		5,560	5,930
Government National Mortgage Association REMIC, 6.00%, 12/16/33		2,822	2,938
Government National Mortgage Association REMIC, Interest Only, 6.50%, 11/20/34		1,062	80
Government National Mortgage Association REMIC, 5.50%, 12/20/34		10,000	10,485
Government National Mortgage Association REMIC, 5.00%, 11/20/36		3,974	4,191
Government National Mortgage Association REMIC, 5.50%, 01/20/37		4,816	5,107
Government National Mortgage Association REMIC, Interest Only, 6.16%, 05/16/38 (i)		10,893	1,220
			46,731

Total Government and Agency Obligations (cost $549,291)			584,903

SHORT TERM INVESTMENTS - 18.7%
Mutual Funds - 6.4%
JNL Money Market Fund, 0.11% (a) (h)		42,634	42,634

Securities Lending Collateral - 12.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		28,203	28,203
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		53,243	52,897
			81,100

Total Short Term Investments (cost $124,080)			123,734

Total Investments - 111.7% (cost $712,483)			740,113
Other Assets and Liabilities, Net - (11.7%)			(77,757)
Total Net Assets - 100%			$ 662,356

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 88.8%
CONSUMER DISCRETIONARY - 6.7%
Delek Automotive Systems Ltd.		332	$ 3,922
Desarrolladora Homex SAB de CV - ADR (c) (e)		148	5,584
Grupo Televisa SA - ADR		613	11,392
Truworths International Ltd.		1,423	8,053
Woongjin Coway Co. Ltd.		292	9,365
			38,316
CONSUMER STAPLES - 11.7%
Amorepacific Corp.		5	3,418
British American Tobacco Plc		248	3,153
Eastern Tobacco		147	3,589
Fomento Economico Mexicano SAB de CV - ADR		182	6,918
Hite Brewery Co. Ltd.		33	4,692
Kimberly-Clark de Mexico SAB de CV (e)		754	3,127
KT&G Corp.		108	6,565
Massmart Holdings Ltd.		520	6,101
Natura Cosmeticos SA		287	5,158
Oriflame Cosmetics SA (e)		101	5,162
Shoprite Holdings Ltd.		20	164
Souza Cruz SA		307	10,921
Tiger Brands Ltd.		391	7,825
			66,793
ENERGY - 4.8%
Banpu Public Co. Ltd.		338	4,329
LUKOIL OAO - ADR		303	16,406
Pakistan Petroleum Ltd.		1,785	4,057
PT Tambang Batubara Bukit Asam Tbk		1,754	2,558
			27,350
FINANCIALS - 22.4%
Akbank T.A.S.		1,618	9,378
Banco do Brasil SA		1,376	24,372
Bank Mandiri Persero Tbk PT		14,526	7,064
Commercial International Bank		547	5,702
Kasikornbank Public Co. Ltd.		1,663	4,380
Nedbank Group Ltd.		813	12,925
Punjab National Bank Ltd.		613	10,172
Sanlam Ltd.		5,102	13,929
Shinhan Financial Group Co. Ltd. (c)		340	13,548
Standard Bank Group Ltd.		786	10,160
Turkiye Is Bankasi SA		4,215	16,475
			128,105
INDUSTRIALS - 7.3%
Cia de Concessoes Rodoviarias		560	9,676
Iochpe Maxion SA		-	-
KOC Holding AS (c)		1,506	3,958
Murray & Roberts Holdings Ltd.		1,403	11,088
Orascom Construction Industries		230	9,823
PLUS Expressways Bhd		1,072	1,031
S1 Corp.		21	914
United Tractors Tbk PT		3,158	5,097
			41,587
INFORMATION TECHNOLOGY - 15.4%
Advanced Semiconductor Engineering Inc.		5,080	4,180
Companhia Brasileira de Meios de Pagamento		1,727	17,107
HON HAI Precision Industry Co. Ltd. - GDR		1,052	8,625
HTC Corp.		592	6,502
Infosys Technologies Ltd. - ADR (e)		118	5,727
Netease.com - ADR (c) (e)		119	5,418
NHN Corp. (c)		80	11,828
Redecard SA		1,000	15,464
Samsung Electronics Co. Ltd.		6	4,360
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)		788	8,638
			87,849
MATERIALS - 8.2%
First Quantum Minerals Ltd. (e)		71	4,655
Grupo Mexico SAB de CV (c)		1,082	1,995
Huabao International Holdings Ltd.		282	303
Israel Chemicals Ltd.		865	9,903
Jindal Steel & Power Ltd.		411	5,016
Kumba Iron Ore Ltd.		289	9,547
Pretoria Portland Cement Co. Ltd.		1,472	6,642
Shougang Concord International Enterprises Co. Ltd.		19,981	3,455
Uralkali - GDR (c)		282	5,335
			46,851
TELECOMMUNICATION SERVICES - 11.9%
America Movil SAB de CV - ADR		256	11,207
Cellcom Israel Ltd. (e)		55	1,680
Egyptian Co. for Mobile Services		100	3,959
Mobile Telesystems - ADR		360	17,397
Philippine Long Distance Telephone Co. - ADR		267	13,724
PT Telekomunikasi Indonesia - ADR		290	10,337
Turkcell Iletisim Hizmet AS		1,341	9,581
			67,885
UTILITIES - 0.4%
Companhia Energetica de Minas Gerais - ADR (e)		171	2,599

Total Common Stocks (cost $429,118)			507,335

PREFERRED STOCKS - 3.1%
MATERIALS - 2.1%
Fertilizantes Fosfatados SA		168	1,712
Suzano Papel e Celulose SA		189	2,004
Usinas Siderurgicas de Minas Gerais SA - Class A		306	8,091
			11,807
UTILITIES - 1.0%
AES Tiete SA		204	2,315
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA		176	3,620
			5,935

Total Preferred Stocks (cost $13,579)			17,742

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)		782	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $782)			-

SHORT TERM INVESTMENTS - 12.5%
Mutual Funds - 8.1%
JNL Money Market Fund, 0.11% (a) (h)		46,336	46,336

Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		12,037	12,037
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)		13,479	13,392
			25,429

Total Short Term Investments (cost $71,852)			71,765

Total Investments - 104.4% (cost $515,331)			596,842
Other Assets and Liabilities, Net - (4.4%)			(24,980)
Total Net Assets - 100%			$ 571,862

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 14.6%
American Eagle Outfitters Inc.	90	$ 1,517
Burger King Holdings Inc. (e)	122	2,144
Family Dollar Stores Inc.	76	2,009
Gap Inc.	36	762
Genuine Parts Co.	47	1,785
J.C. Penney Co. Inc. (e)	96	3,250
Leggett & Platt Inc. (e)	126	2,442
Mattel Inc.	182	3,362
Starbucks Corp. (c)	100	2,057
Viacom Inc. - Class B (c)	113	3,171
		22,499
CONSUMER STAPLES - 7.7%
Avon Products Inc.	43	1,464
Campbell Soup Co. (e)	59	1,918
JM Smucker Co.	19	1,018
McCormick & Co. Inc.	82	2,790
Molson Coors Brewing Co. (e)	64	3,135
Sara Lee Corp.	141	1,571
		11,896
ENERGY - 6.8%
Holly Corp. (e)	120	3,069
Massey Energy Co.	38	1,063
Patterson-UTI Energy Inc. (e)	113	1,699
Tidewater Inc.	34	1,578
Valero Energy Corp. (e)	37	715
Williams Cos. Inc.	134	2,391
		10,515
FINANCIALS - 12.6%
Ameriprise Financial Inc.	118	4,272
City National Corp. (e)	38	1,487
Fifth Third Bancorp	54	546
Hudson City Bancorp Inc. (e)	102	1,343
Marsh & McLennan Cos. Inc.	65	1,598
Northern Trust Corp.	23	1,309
PartnerRe Ltd.	21	1,631
Public Storage	31	2,310
RenaissanceRe Holdings Ltd.	39	2,147
St. Joe Co. (c) (e)	71	2,062
UDR Inc.	49	767
		19,472
HEALTH CARE - 11.1%
CareFusion Corp. (c) (e)	58	1,267
Hospira Inc. (c)	106	4,719
Life Technologies Corp. (c)	50	2,331
Omnicare Inc.	98	2,196
Patterson Cos. Inc. (c) (e)	40	1,087
Warner Chilcott Plc (c)	121	2,610
Zimmer Holdings Inc. (c)	56	2,988
		17,198
INDUSTRIALS - 13.2%
Cintas Corp. (e)	64	1,925
Corrections Corp. of America (c) (e)	140	3,176
Covanta Holding Corp. (c)	139	2,370
Dover Corp.	76	2,938
Foster Wheeler AG (c) (e)	69	2,215
Parker Hannifin Corp.	41	2,130
Republic Services Inc. - Class A	127	3,369
Spirit Aerosystems Holdings Inc. (c) (e)	119	2,149
		20,272
INFORMATION TECHNOLOGY - 15.5%
Agilent Technologies Inc. (c) (e)	91	2,535
Analog Devices Inc.	68	1,870
BMC Software Inc. (c)	41	1,531
DST Systems Inc. (c)	33	1,478
Fidelity National Information Services Inc.	77	1,952
Ingram Micro Inc. - Class A (c)	207	3,486
Juniper Networks Inc. (c) (e)	61	1,659
Lam Research Corp. (c) (e)	35	1,195
NetApp Inc. (c)	52	1,379
NeuStar Inc. - Class A (c)	65	1,458
Symantec Corp. (c)	202	3,319
VeriSign Inc. (c)	83	1,954
		23,816
MATERIALS - 10.2%
Air Products & Chemicals Inc.	33	2,529
Ball Corp. (e)	89	4,384
Bemis Co. Inc.	71	1,847
Cliffs Natural Resources Inc. (e)	48	1,540
Compass Minerals International Inc. (e)	9	541
Packaging Corp. of America	149	3,029
RPM International Inc.	97	1,794
		15,664
UTILITIES - 3.6%
American Electric Power Co. Inc.	98	3,025
Energen Corp.	59	2,559
		5,584

Total Common Stocks (cost $136,789)		146,916

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	525	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $525)		-

SHORT TERM INVESTMENTS - 26.0%
Mutual Funds - 4.5%
JNL Money Market Fund, 0.11% (a) (h)	6,902	6,902

Securities Lending Collateral - 21.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	25,910	25,910
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	7,221	7,174
		33,084

Total Short Term Investments (cost $40,033)		39,986

Total Investments - 121.3% (cost $177,347)		186,902
Other Assets and Liabilities, Net - (21.3%)		(32,824)
Total Net Assets - 100%		$ 154,078

JNL/M&G Global Basics Fund
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 8.4%
Baron de Ley SA (c)	3	$ 137
Compagnie des Alpes	5	175
Eastman Kodak Co. (e)	9	43
The Hongkong & Shanghai Hotels	297	385
Starbucks Corp. (c) (e)	22	450
Yum! Brands Inc.	11	358
		1,548
CONSUMER STAPLES - 23.6%
AGRANA Beteiligungs AG (u)	6	553
Colgate-Palmolive Co.	8	580
Constellation Brands Inc. - Class A (c)	38	577
Corn Products International Inc.	10	297
Elders Ltd. (c) (e)	194	41
Elizabeth Arden Inc. (c) (e)	9	105
Foster's Group Ltd.	63	309
Kerry Group Plc	18	508
Pilgrim's Pride Corp. - Class B (c)	9	59
PZ Cussons Plc	64	255
Unilever Plc	26	751
Wimm-Bill-Dann Foods OJSC - ADR (c)	4	286
		4,321
ENERGY - 5.4%
Alliance Resource Partners LP	6	232
Tullow Oil Plc	42	760
		992
FINANCIALS - 1.9%
AMMB Holdings Bhd	247	304
Australia & New Zealand Banking Group Ltd.	2	44
		348
HEALTH CARE - 6.0%
Ansell Ltd.	61	537
DENTSPLY International Inc. (e)	15	504
Genus Plc	5	55
		1,096
INDUSTRIALS - 14.7%
Acuity Brands Inc. (e)	8	251
Aggreko Plc	21	230
European Aeronautic Defence & Space Co. NV (e)	27	600
Fraser and Neave Ltd.	167	471
Noble Group Ltd. (e)	238	414
QinetiQ Group Plc	134	302
Tianjin Development Holdings	22	13
United Technologies Corp.	3	188
Wienerberger AG (c)	11	231
		2,700
MATERIALS - 36.1%
AMCOL International Corp. (e)	9	208
Arkema SA	11	370
BHP Billiton Ltd.	10	329
Eramet (e)	2	858
Iluka Resources Ltd. (c)	111	389
Imerys SA	12	700
Johnson Matthey Plc	26	582
K+S AG (e)	2	126
Lonmin Plc (c)	29	771
Minerals Technologies Inc. (e)	4	195
Panoramic Resources Ltd.	28	61
Peter Hambro Mining Plc (c)	2	25
Schnitzer Steel Industries Inc. - Class A (e)	4	202
Scotts Miracle-Gro Co. (e)	10	438
Sherritt International Corp.	42	303
Sims Metal Management Ltd.	36	727
Symrise AG (e)	17	333
		6,617

Total Common Stocks (cost $14,340)		17,622

PREFERRED STOCKS - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Villeroy & Boch AG	5	38

Total Preferred Stocks (cost $31)		38

SHORT TERM INVESTMENTS - 14.5%
Securities Lending Collateral - 14.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	2,662	2,662

Total Short Term Investments (cost $2,662)		2,662

Total Investments - 110.8% (cost $17,033)		20,322
Other Assets and Liabilities, Net - (10.8%)		(1,984)
Total Net Assets - 100%		$ 18,338

JNL/M&G Global Leaders Fund
COMMON STOCKS - 94.0%
CONSUMER DISCRETIONARY - 4.4%
Home Depot Inc.	7	$ 189
Macy's Inc. (e)	7	134
Whirlpool Corp. (e)	2	126
Yamaha Motor Co. Ltd. (e)	11	139
		588
CONSUMER STAPLES - 8.7%
Carrefour SA	4	171
Heineken Holding NV	4	176
Heineken NV	2	90
Kerry Group Plc	9	265
Lawson Inc.	6	265
Metro AG (e)	3	185
		1,152
ENERGY - 12.1%
Anadarko Petroleum Corp. (e)	4	238
BP Plc	27	234
El Paso Corp.	15	158
Forest Oil Corp. (c)	7	135
Hess Corp.	3	155
Marathon Oil Corp.	6	198
Mariner Energy Inc. (c)	9	122
Noble Corp.	4	129
TransCanada Corp.	8	240
		1,609
FINANCIALS - 14.8%
AMMB Holdings Bhd	140	172
China Citic Bank	230	152
Credit Suisse Group AG	4	220
HSBC Holdings Plc	28	315
ING Groep NV (c)	8	145
JPMorgan Chase & Co.	7	307
UBS AG (c)	8	149
Unum Group (e)	9	197
Wells Fargo & Co. (e)	11	310
		1,967
HEALTH CARE - 12.1%
Astellas Pharma Inc.	8	312
AstraZeneca Plc	4	177
Daiichi Sankyo Co. Ltd.	9	188
Kobayashi Pharmaceutical Co. Ltd. (e)	3	150
Lonza Group AG (e)	2	212
Merck & Co. Inc. (e)	5	161
Pfizer Inc. (e)	16	261
Schering-Plough Corp.	6	156
		1,617
INDUSTRIALS - 14.5%
A.P. Moller - Maersk A/S Class B	-	227
AGCO Corp. (c) (e)	5	144
DCC Plc	1	22
Hutchison Whampoa Ltd.	25	180
Kennametal Inc. (e)	5	133
Nexans SA (e)	2	152
Norfolk Southern Corp.	4	185
Shanghai Industrial Holdings Ltd.	28	126
Siemens AG (e)	2	183
Smiths Group Plc	13	185
Spirit Aerosystems Holdings Inc. (c) (e)	9	157
Tianjin Development Holdings	154	82
Timken Co. (e)	7	157
		1,933
INFORMATION TECHNOLOGY - 15.8%
eBay Inc. (c)	7	170
Google Inc. - Class A (c)	-	157
Ingram Micro Inc. - Class A (c) (e)	11	183
Konica Minolta Holdings Inc.	21	194
MacDonald Dettwiler & Associates Ltd. (c)	1	38
Marvell Technology Group Ltd. (c)	9	133
McAfee Inc. (c)	4	171
Microsoft Corp.	12	318
Parametric Technology Corp. (c) (e)	10	131
SAP AG (e)	4	211
Yahoo! Inc. (c)	11	201
Yokogawa Electric Corp. (e)	23	205
		2,112
MATERIALS - 5.5%
Anglo American Plc (c)	5	170
EI Du Pont de Nemours & Co.	5	146
Koninklijke DSM NV	6	263
ThyssenKrupp AG	4	154
		733
TELECOMMUNICATION SERVICES - 3.5%
SK Telecom Co. Ltd. - ADR	11	191
Vodafone Group Plc	126	281
		472
UTILITIES - 2.6%
Alliant Energy Corp.	5	126
E.ON AG	5	227
		353

Total Common Stocks (cost $10,605)		12,536

PREFERRED STOCKS - 2.2%
INFORMATION TECHNOLOGY - 2.2%
Samsung Electronics Co. Ltd.	1	287

Total Preferred Stocks (cost $184)		287

SHORT TERM INVESTMENTS - 16.7%
Mutual Funds - 3.5%
JNL Money Market Fund, 0.11% (a) (h)	471	471

Securities Lending Collateral - 13.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	1,759	1,759

Total Short Term Investments (cost $2,230)		2,230

Total Investments - 112.9% (cost $13,019)		15,053
Other Assets and Liabilities, Net - (12.9%)		(1,728)
Total Net Assets - 100%		$ 13,325

JNL/Mellon Capital Management 10 X 10 Fund (b)
INVESTMENT FUNDS - 99.0%
JNL/Mellon Capital Management Bond Index Fund (2.4%) (a)	1,299	$ 15,200
JNL/Mellon Capital Management International Index Fund (2.8%) (a)	1,527	18,185
JNL/Mellon Capital Management JNL 5 Fund (2.5%) (a)	11,385	85,162
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.5%) (a)	1,759	18,800
JNL/Mellon Capital Management S&P 500 Index Fund (2.1%) (a)	1,906	17,093
JNL/Mellon Capital Management Small Cap Index Fund (4.0%) (a)	1,801	17,609

Total Investment Funds (cost $185,937)		172,049

Total Investments - 99.0% (cost $185,937)		172,049
Other Assets and Liabilities, Net - 1.0%		1,682
Total Net Assets - 100%		$ 173,731

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT FUNDS - 99.8%
JNL/Mellon Capital Management Bond Index Fund (4.5%) (a)	2,450	$ 28,671
JNL/Mellon Capital Management International Index Fund (5.3%) (a)	2,880	34,303
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (8.4%) (a)	3,317	35,462
JNL/Mellon Capital Management S&P 500 Index Fund (4.0%) (a)	3,594	32,242
JNL/Mellon Capital Management Small Cap Index Fund (7.6%) (a)	3,396	33,215

Total Investment Funds (cost $154,830)		163,893

Total Investments - 99.8% (cost $154,830)		163,893
Other Assets and Liabilities, Net - 0.2%		355
Total Net Assets - 100%		$ 164,248

JNL/Mellon Capital Management European 30 Fund
COMMON STOCKS - 98.8%
CONSUMER STAPLES - 6.4%
Heineken Holding NV	6	$ 241
Tate & Lyle Plc	28	191
		432
ENERGY - 13.3%
BP Plc	27	237
ENI SpA	9	222
Royal Dutch Shell Plc - Class B	8	216
Total SA	4	226
		901
FINANCIALS - 26.9%
Banco Bilbao Vizcaya Argentaria SA (e)	13	229
Banco de Sabadell SA	27	201
DnB NOR ASA (c) (e)	30	344
Erste Group Bank AG	5	201
Hannover Rueckversicherung AG (c) (e)	6	283
ING Groep NV (c)	10	171
KBC Groep NV (c)	3	128
Lloyds Banking Group Plc (c)	43	72
Zurich Financial Services AG	1	193
		1,822
HEALTH CARE - 9.8%
AstraZeneca Plc	5	211
Roche Holding AG	1	215
Sanofi-Aventis SA	3	238
		664
INDUSTRIALS - 4.4%
Metso Oyj (e)	10	295

MATERIALS - 17.3%
Antofagasta Plc	37	445
BHP Billiton Plc	11	294
Lafarge SA (e)	2	200
SSAB Svenskt Stal AB - Class A (e)	15	235
		1,174
TELECOMMUNICATION SERVICES - 15.1%
BT Group Plc	74	154
France Telecom SA	7	198
Mobistar SA	3	197
Portugal Telecom SGPS SA	23	239
Swisscom AG (e)	1	234
		1,022
UTILITIES - 5.6%
Enel SpA	27	168
RWE AG (e)	2	210
		378

Total Common Stocks (cost $5,794)		6,688

SHORT TERM INVESTMENTS - 24.4%
Mutual Funds - 3.0%
JNL Money Market Fund, 0.11% (a) (h)	203	203

Securities Lending Collateral - 21.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	1,451	1,451

Total Short Term Investments (cost $1,654)		1,654

Total Investments - 123.2% (cost $7,448)		8,342
Other Assets and Liabilities, Net - (23.2%)		(1,571)
Total Net Assets - 100%		$ 6,771

JNL/Mellon Capital Management Pacific Rim 30 Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 11.1%
Jardine Cycle & Carriage Ltd.	35	$ 604
Tabcorp Holdings Ltd.	59	372
Yue Yuen Industrial Holdings Ltd. (e)	129	356
		1,332
CONSUMER STAPLES - 3.7%
Metcash Ltd.	111	442

ENERGY - 3.6%
Caltex Australia Ltd. (c)	40	431

FINANCIALS - 14.6%
Australia & New Zealand Banking Group Ltd.	26	562
Hang Seng Bank Ltd.	23	324
United Overseas Bank Ltd.	32	381
Westpac Banking Corp.	21	487
		1,754
HEALTH CARE - 4.8%
Astellas Pharma Inc.	8	312
Daiichi Sankyo Co. Ltd.	13	266
		578
INDUSTRIALS - 25.0%
Central Japan Railway Co. (e)	-	259
Daiwa House Industry Co. Ltd.	42	440
East Japan Railway Co. (e)	4	317
Kamigumi Co. Ltd.	46	376
Nippon Express Co. Ltd.	86	350
SembCorp Industries Ltd.	190	457
Toll Holdings Ltd. (e)	71	531
West Japan Railway Co. (e)	-	276
		3,006
MATERIALS - 23.4%
Amcor Ltd.	70	341
BHP Billiton Ltd.	14	477
Kansai Paint Co. Ltd.	56	437
Rio Tinto Ltd.	5	264
Sims Metal Management Ltd.	16	323
Taiyo Nippon Sanso Corp. (e)	44	524
Tokuyama Corp. (e)	61	447
		2,813
TELECOMMUNICATION SERVICES - 5.7%
KDDI Corp.	-	332
NTT DoCoMo Inc.	-	348
		680
UTILITIES - 5.8%
Hokuriku Electric Power Co. (e)	14	349
Tokyo Gas Co. Ltd. (e)	82	340
		689

Total Common Stocks (cost $10,028)		11,725

SHORT TERM INVESTMENTS - 24.8%
Mutual Funds - 3.3%
JNL Money Market Fund, 0.11% (a) (h)	393	393

Securities Lending Collateral - 21.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	2,582	2,582

Total Short Term Investments (cost $2,975)		2,975

Total Investments - 122.5% (cost $13,003)		14,700
Other Assets and Liabilities, Net - (22.5%)		(2,694)
Total Net Assets - 100%		$ 12,006

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 8.8%
Abercrombie & Fitch Co. - Class A (e)	7	$ 219
Amazon.com Inc. (c)	28	2,611
Apollo Group Inc. - Class A (c) (e)	11	796
AutoNation Inc. (c) (e)	8	150
AutoZone Inc. (c) (e)	3	375
Bed Bath & Beyond Inc. (c)	22	831
Best Buy Co. Inc. (e)	29	1,081
Big Lots Inc. (c) (e)	6	157
Black & Decker Corp. (e)	5	226
Carnival Corp.	37	1,230
CBS Corp. - Class B (e)	57	692
Coach Inc.	27	885
Comcast Corp. - Class A (e)	241	4,072
Darden Restaurants Inc.	12	411
DeVry Inc. (e)	5	301
DirecTV Group Inc. (c)	38	1,047
DR Horton Inc. (e)	23	258
Eastman Kodak Co. (e)	24	113
Expedia Inc. (c) (e)	18	430
Family Dollar Stores Inc. (e)	12	322
Ford Motor Co. (c) (e)	271	1,955
Fortune Brands Inc.	13	548
GameStop Corp. - Class A (c) (e)	13	355
Gannett Co. Inc. (e)	20	246
Gap Inc.	41	871
Genuine Parts Co. (e)	14	516
Goodyear Tire & Rubber Co. (c)	20	336
H&R Block Inc.	29	524
Harley-Davidson Inc. (e)	20	459
Harman International Industries Inc.	6	199
Hasbro Inc.	11	305
Home Depot Inc.	143	3,815
International Game Technology	25	541
Interpublic Group of Cos. Inc. (c) (e)	39	297
J.C. Penney Co. Inc. (e)	20	675
Johnson Controls Inc. (e)	50	1,283
KB Home (e)	5	91
Kohl's Corp. (c)	26	1,469
Leggett & Platt Inc. (e)	12	238
Lennar Corp. (e)	14	195
Limited Brands Inc.	21	355
Lowe's Cos. Inc. (e)	124	2,602
Macy's Inc.	34	616
Marriott International Inc. - Class A (e)	20	557
Mattel Inc. (e)	29	530
McDonald's Corp.	92	5,231
McGraw-Hill Cos. Inc.	27	670
Meredith Corp. (e)	2	67
New York Times Co. - Class A (e)	8	63
Newell Rubbermaid Inc. (e)	22	351
News Corp. - Class A	189	2,268
Nike Inc. - Class B	33	2,117
Nordstrom Inc. (e)	13	394
Office Depot Inc. (c)	23	150
Omnicom Group Inc. (e)	26	970
O'Reilly Automotive Inc. (c) (e)	12	427
Polo Ralph Lauren Corp. (e)	5	384
Pulte Homes Inc.	26	285
RadioShack Corp. (e)	10	164
Scripps Networks Interactive Inc.	7	271
Sears Holdings Corp. (c) (e)	4	261
Sherwin-Williams Co.	8	500
Snap-On Inc. (e)	4	154
Stanley Works	6	263
Staples Inc.	61	1,414
Starbucks Corp. (c)	62	1,284
Starwood Hotels & Resorts Worldwide Inc. (e)	16	524
Target Corp.	63	2,950
Tiffany & Co. (e)	10	391
Time Warner Cable Inc.	30	1,281
Time Warner Inc. (e)	100	2,869
TJX Cos. Inc.	36	1,328
VF Corp.	8	549
Viacom Inc. - Class B (c)	51	1,434
Walt Disney Co. (e)	156	4,287
Washington Post Co.	-	233
Whirlpool Corp. (e)	6	414
Wyndham Worldwide Corp.	13	217
Wynn Resorts Ltd. (c)	6	417
Yum! Brands Inc. (e)	39	1,328
		71,695
CONSUMER STAPLES - 11.0%
Altria Group Inc. (e)	174	3,101
Archer-Daniels-Midland Co.	54	1,581
Avon Products Inc.	36	1,223
Brown-Forman Corp. - Class B	9	457
Campbell Soup Co. (e)	16	509
Clorox Co.	11	654
Coca-Cola Co.	194	10,444
Coca-Cola Enterprises Inc.	25	544
Colgate-Palmolive Co. (e)	42	3,196
ConAgra Foods Inc.	36	774
Constellation Brands Inc. - Class A (c)	17	261
Costco Wholesale Corp. (e)	37	2,066
CVS Caremark Corp.	121	4,333
Dean Foods Co. (c) (e)	16	281
Dr. Pepper Snapple Group Inc. (c)	22	620
Estee Lauder Cos. Inc. (e)	9	351
General Mills Inc.	27	1,765
Hershey Co. (e)	14	547
HJ Heinz Co. (e)	27	1,058
Hormel Foods Corp.	5	182
JM Smucker Co. (e)	10	536
Kellogg Co. (e)	22	1,066
Kimberly-Clark Corp. (e)	35	2,058
Kraft Foods Inc. - Class A	124	3,257
Kroger Co.	55	1,135
Lorillard Inc.	14	1,036
McCormick & Co. Inc.	11	384
Molson Coors Brewing Co.	13	647
Pepsi Bottling Group Inc.	12	447
PepsiCo Inc. (e)	131	7,671
Philip Morris International Inc.	162	7,914
Procter & Gamble Co.	245	14,186
Reynolds American Inc. (e)	14	601
Safeway Inc. (e)	34	671
Sara Lee Corp.	59	657
SUPERVALU Inc. (e)	16	240
Sysco Corp.	50	1,239
Tyson Foods Inc. (e)	27	336
Walgreen Co.	83	3,126
Wal-Mart Stores Inc.	181	8,899
Whole Foods Market Inc. (c) (e)	11	346
		90,399
ENERGY - 11.2%
Anadarko Petroleum Corp. (e)	41	2,588
Apache Corp.	28	2,593
Baker Hughes Inc. (e)	26	1,116
BJ Services Co.	25	483
Cabot Oil & Gas Corp. - Class A (e)	8	303
Cameron International Corp. (c)	19	704
Chesapeake Energy Corp.	54	1,536
Chevron Corp.	168	11,853
ConocoPhillips	125	5,623
Consol Energy Inc.	14	652
Denbury Resources Inc. (c) (e)	22	329
Devon Energy Corp. (e)	37	2,513
Diamond Offshore Drilling Inc. (e)	6	564
El Paso Corp.	56	579
ENSCO International Inc. (e)	11	485
EOG Resources Inc.	21	1,772
Exxon Mobil Corp.	403	27,660
FMC Technologies Inc. (c) (e)	10	518
Halliburton Co.	76	2,058
Hess Corp.	25	1,312
Marathon Oil Corp.	60	1,900
Massey Energy Co.	7	198
Murphy Oil Corp.	16	928
Nabors Industries Ltd. (c) (e)	23	476
National Oilwell Varco Inc. (c)	35	1,520
Noble Energy Inc.	15	966
Occidental Petroleum Corp.	68	5,338
Peabody Energy Corp.	23	842
Pioneer Natural Resources Co. (e)	10	363
Range Resources Corp. (e)	13	658
Rowan Cos. Inc.	9	218
Schlumberger Ltd.	101	5,994
Smith International Inc. (e)	19	538
Southwestern Energy Co. (c)	29	1,240
Spectra Energy Corp.	55	1,033
Sunoco Inc.	9	257
Tesoro Corp. (e)	10	152
Valero Energy Corp.	48	922
Williams Cos. Inc.	49	881
XTO Energy Inc.	49	2,017
		91,682
FINANCIALS - 14.6%
AFLAC Inc.	39	1,683
Allstate Corp.	45	1,385
American Express Co.	100	3,388
American International Group Inc. (c) (e)	11	488
Ameriprise Financial Inc.	20	741
AON Corp.	23	944
Apartment Investment & Management Co. (e)	10	150
Assurant Inc.	10	305
AvalonBay Communities Inc. (e)	7	494
Bank of America Corp.	726	12,283
Bank of New York Mellon Corp. (a)	101	2,931
BB&T Corp. (e)	57	1,564
Boston Properties Inc. (e)	12	768
Capital One Financial Corp. (e)	38	1,370
CB Richard Ellis Group Inc. - Class A (c) (e)	21	248
Charles Schwab Corp. (e)	80	1,537
Chubb Corp.	29	1,487
Cincinnati Financial Corp. (e)	14	367
Citigroup Inc.	1,095	5,302
CME Group Inc. (e)	6	1,724
Comerica Inc.	12	366
Discover Financial Services	45	736
E*Trade Financial Corp. (c)	34	59
Equity Residential (e)	23	712
Federated Investors Inc. - Class B (e)	7	180
Fifth Third Bancorp	67	683
First Horizon National Corp. (c) (e)	19	255
Franklin Resources Inc. (e)	13	1,270
Genworth Financial Inc. - Class A (c)	41	489
Goldman Sachs Group Inc. (e)	43	7,911
Hartford Financial Services Group Inc.	32	861
HCP Inc. (e)	25	713
Health Care REIT Inc. (e)	10	425
Host Hotels & Resorts Inc. (e)	48	567
Hudson City Bancorp Inc. (e)	38	494
Huntington Bancshares Inc.	59	276
IntercontinentalExchange Inc. (c) (e)	6	567
Invesco Ltd.	35	801
Janus Capital Group Inc. (e)	14	204
JPMorgan Chase & Co.	330	14,459
KeyCorp (e)	69	451
Kimco Realty Corp. (e)	32	418
Legg Mason Inc. (e)	13	392
Leucadia National Corp. (c)	16	401
Lincoln National Corp.	26	663
Loews Corp.	31	1,052
M&T Bank Corp. (e)	7	438
Marsh & McLennan Cos. Inc.	44	1,094
Marshall & Ilsley Corp.	28	224
MBIA Inc. (c) (e)	12	91
MetLife Inc.	69	2,621
Moody's Corp. (e)	17	343
Morgan Stanley (e)	114	3,527
NASDAQ OMX Group Inc. (c)	12	262
Northern Trust Corp. (e)	20	1,184
NYSE Euronext	21	601
People's United Financial Inc.	30	461
Plum Creek Timber Co. Inc. (e)	14	431
PNC Financial Services Group Inc. (e)	39	1,888
Principal Financial Group Inc. (e)	27	740
Progressive Corp. (c)	57	950
ProLogis (e)	38	449
Prudential Financial Inc.	39	1,945
Public Storage	11	863
Regions Financial Corp. (e)	101	626
Simon Property Group Inc. (e)	24	1,655
SLM Corp. (c)	41	354
State Street Corp.	42	2,188
SunTrust Banks Inc. (e)	42	950
T. Rowe Price Group Inc. (e)	22	989
Torchmark Corp. (e)	7	284
Travelers Cos. Inc.	48	2,351
U.S. Bancorp	161	3,512
Unum Group (e)	27	568
Ventas Inc. (e)	12	474
Vornado Realty Trust (e)	13	850
Wells Fargo & Co.	392	11,048
XL Capital Ltd. - Class A	29	508
Zions Bancorporation (e)	10	188
		119,221
HEALTH CARE - 12.6%
Abbott Laboratories	130	6,421
Aetna Inc.	36	990
Allergan Inc.	26	1,471
AmerisourceBergen Corp. (e)	25	565
Amgen Inc. (c)	85	5,136
Baxter International Inc.	51	2,889
Becton Dickinson & Co.	20	1,407
Biogen Idec Inc. (c)	24	1,231
Boston Scientific Corp. (c) (e)	127	1,346
Bristol-Myers Squibb Co.	166	3,748
Cardinal Health Inc. (e)	30	815
CareFusion Corp. (c) (e)	14	304
Celgene Corp. (c) (e)	39	2,158
Cephalon Inc. (c) (e)	6	377
CIGNA Corp. (e)	23	649
Coventry Health Care Inc. (c) (e)	11	225
CR Bard Inc.	8	624
DaVita Inc. (c)	9	501
DENTSPLY International Inc. (e)	12	413
Eli Lilly & Co. (e)	85	2,808
Express Scripts Inc. (c)	23	1,792
Forest Laboratories Inc. (c)	26	752
Genzyme Corp. (c) (e)	23	1,293
Gilead Sciences Inc. (c)	76	3,540
Hospira Inc. (c)	14	610
Humana Inc. (c) (e)	14	537
IMS Health Inc.	16	247
Intuitive Surgical Inc. (c) (e)	3	842
Johnson & Johnson	231	14,080
King Pharmaceuticals Inc. (c) (e)	19	203
Laboratory Corp. of America Holdings (c) (e)	9	604
Life Technologies Corp. (c)	15	695
McKesson Corp.	22	1,336
Medco Health Solutions Inc. (c)	40	2,205
Medtronic Inc.	93	3,423
Merck & Co. Inc. (e)	177	5,601
Millipore Corp. (c)	5	340
Mylan Inc. (c) (e)	26	423
Patterson Cos. Inc. (c) (e)	7	191
PerkinElmer Inc. (e)	9	166
Pfizer Inc. (e)	566	9,375
Quest Diagnostics Inc.	13	690
Schering-Plough Corp.	137	3,878
St. Jude Medical Inc. (c)	29	1,146
Stryker Corp. (e)	24	1,082
Tenet Healthcare Corp. (c)	35	207
Thermo Fisher Scientific Inc. (c)	34	1,502
UnitedHealth Group Inc.	98	2,447
Varian Medical Systems Inc. (c)	10	429
Waters Corp. (c)	8	455
Watson Pharmaceuticals Inc. (c)	9	337
WellPoint Inc. (c)	40	1,893
Wyeth	112	5,446
Zimmer Holdings Inc. (c)	18	968
		102,813
INDUSTRIALS - 9.8%
3M Co.	59	4,329
Avery Dennison Corp.	9	334
Boeing Co.	61	3,306
Burlington Northern Santa Fe Corp. (e)	22	1,760
Caterpillar Inc. (e)	52	2,681
CH Robinson Worldwide Inc.	14	822
Cintas Corp. (e)	10	309
CSX Corp. (e)	33	1,383
Cummins Inc.	17	765
Danaher Corp. (e)	22	1,469
Deere & Co.	36	1,529
Dover Corp.	15	578
Dun & Bradstreet Corp.	5	346
Eaton Corp.	14	793
Emerson Electric Co.	63	2,533
Equifax Inc.	10	302
Expeditors International Washington Inc. (e)	17	598
Fastenal Co. (e)	10	403
FedEx Corp.	26	1,977
Flowserve Corp.	5	469
Fluor Corp. (e)	15	773
General Dynamics Corp.	32	2,093
General Electric Co.	892	14,641
Goodrich Corp.	10	539
Honeywell International Inc.	63	2,350
Illinois Tool Works Inc. (e)	32	1,386
Iron Mountain Inc. (c) (e)	14	386
ITT Corp. (e)	15	805
Jacobs Engineering Group Inc. (c) (e)	11	484
L-3 Communications Holdings Inc. (e)	10	792
Lockheed Martin Corp.	27	2,121
Masco Corp.	31	401
Monster Worldwide Inc. (c) (e)	10	173
Norfolk Southern Corp.	31	1,336
Northrop Grumman Corp.	27	1,388
PACCAR Inc. (e)	31	1,156
Pall Corp.	9	295
Parker Hannifin Corp.	14	705
Pitney Bowes Inc.	16	404
Precision Castparts Corp.	12	1,205
Quanta Services Inc. (c)	17	380
Raytheon Co. (e)	33	1,574
Republic Services Inc. - Class A	27	725
Robert Half International Inc. (e)	13	330
Rockwell Automation Inc. (e)	11	485
Rockwell Collins Inc.	13	679
RR Donnelley & Sons Co.	16	339
Ryder System Inc. (e)	4	162
Southwest Airlines Co.	63	604
Stericycle Inc. (c) (e)	7	358
Textron Inc. (e)	23	437
Union Pacific Corp. (e)	42	2,475
United Parcel Service Inc. - Class B	84	4,716
United Technologies Corp.	79	4,817
Waste Management Inc. (e)	42	1,239
WW Grainger Inc. (e)	5	447
		79,886
INFORMATION TECHNOLOGY - 17.8%
Adobe Systems Inc. (c) (e)	44	1,462
Advanced Micro Devices Inc. (c) (e)	49	279
Affiliated Computer Services Inc. - Class A (c)	8	419
Agilent Technologies Inc. (c) (e)	29	812
Akamai Technologies Inc. (c) (e)	14	280
Altera Corp. (e)	23	472
Amphenol Corp. - Class A	15	549
Analog Devices Inc.	23	642
Apple Inc. (c)	75	13,934
Applied Materials Inc.	112	1,506
Autodesk Inc. (c)	18	436
Automatic Data Processing Inc.	42	1,662
BMC Software Inc. (c)	16	586
Broadcom Corp. - Class A (c) (e)	36	1,118
CA Inc.	34	741
Ciena Corp. (c) (e)	7	118
Cisco Systems Inc. (c)	484	11,394
Citrix Systems Inc. (c)	14	569
Cognizant Technology Solutions Corp. (c)	25	958
Computer Sciences Corp. (c)	12	639
Compuware Corp. (c)	18	134
Convergys Corp. (c)	10	96
Corning Inc.	131	2,003
Dell Inc. (c)	145	2,209
eBay Inc. (c)	94	2,230
Electronic Arts Inc. (c) (e)	26	493
EMC Corp. (c)	170	2,897
Fidelity National Information Services Inc. (e)	17	423
Fiserv Inc. (c)	13	631
FLIR Systems Inc. (c) (e)	13	368
Google Inc. - Class A (c) (e)	20	10,012
Harris Corp.	11	426
Hewlett-Packard Co.	199	9,395
Intel Corp.	470	9,195
International Business Machines Corp.	110	13,157
Intuit Inc. (c)	27	779
Jabil Circuit Inc.	16	214
JDS Uniphase Corp. (c)	17	122
Juniper Networks Inc. (c) (e)	44	1,195
KLA-Tencor Corp. (e)	14	490
Lexmark International Inc. (c) (e)	6	125
Linear Technology Corp. (e)	17	481
LSI Corp. (c)	57	313
MasterCard Inc. (e)	8	1,633
McAfee Inc. (c)	12	545
MEMC Electronic Materials Inc. (c)	18	304
Microchip Technology Inc. (e)	15	390
Micron Technology Inc. (c) (e)	72	589
Microsoft Corp.	650	16,840
Molex Inc. (e)	12	241
Motorola Inc.	193	1,660
National Semiconductor Corp. (e)	20	292
NetApp Inc. (c)	28	760
Novell Inc. (c)	29	131
Novellus Systems Inc. (c)	7	151
Nvidia Corp. (c)	46	698
Oracle Corp.	328	6,833
Paychex Inc. (e)	27	790
QLogic Corp. (c)	10	174
QUALCOMM Inc. (e)	140	6,278
Red Hat Inc. (c)	16	449
Salesforce.com Inc. (c) (e)	9	528
SanDisk Corp. (c)	19	403
Sun Microsystems Inc. (c)	64	581
Symantec Corp. (c)	69	1,133
Tellabs Inc. (c)	33	227
Teradata Corp. (c) (e)	14	383
Teradyne Inc. (c) (e)	13	124
Texas Instruments Inc.	106	2,513
Total System Services Inc.	15	246
VeriSign Inc. (c)	17	396
Western Digital Corp. (c)	19	696
Western Union Co.	59	1,120
Xerox Corp.	74	570
Xilinx Inc. (e)	22	518
Yahoo! Inc. (c)	100	1,789
		145,949
MATERIALS - 3.3%
Air Products & Chemicals Inc.	18	1,374
Airgas Inc.	6	312
AK Steel Holding Corp. (e)	9	171
Alcoa Inc.	82	1,079
Allegheny Technologies Inc. (e)	7	262
Ball Corp. (e)	8	401
Bemis Co. Inc.	9	231
CF Industries Holdings Inc.	4	363
Dow Chemical Co. (e)	96	2,507
Eastman Chemical Co.	6	315
Ecolab Inc.	20	925
EI Du Pont de Nemours & Co.	76	2,442
FMC Corp. (e)	6	354
Freeport-McMoRan Copper & Gold Inc.	35	2,376
International Flavors & Fragrances Inc.	7	264
International Paper Co.	37	814
MeadWestvaco Corp. (e)	14	308
Monsanto Co.	46	3,550
Newmont Mining Corp. (e)	41	1,816
Nucor Corp.	27	1,247
Owens-Illinois Inc. (c)	14	498
Pactiv Corp. (c)	11	279
PPG Industries Inc.	14	812
Praxair Inc. (e)	26	2,109
Sealed Air Corp.	13	250
Sigma-Aldrich Corp.	10	528
Titanium Metals Corp. (e)	7	68
United States Steel Corp. (e)	11	509
Vulcan Materials Co. (e)	11	573
Weyerhaeuser Co. (e)	17	619
		27,356
TELECOMMUNICATION SERVICES - 3.0%
American Tower Corp. (c)	33	1,212
AT&T Inc.	495	13,372
CenturyTel Inc.	25	845
Frontier Communications Corp. (e)	24	180
MetroPCS Communications Inc. (c) (e)	23	216
Qwest Communications International Inc. (e)	119	452
Sprint Nextel Corp. (c) (e)	243	959
Verizon Communications Inc.	238	7,218
Windstream Corp. (e)	38	384
		24,838
UTILITIES - 3.6%
AES Corp. (c)	56	836
Allegheny Energy Inc. (e)	14	366
Ameren Corp.	20	502
American Electric Power Co. Inc.	40	1,246
CenterPoint Energy Inc.	33	415
CMS Energy Corp. (e)	19	251
Consolidated Edison Inc.	23	951
Constellation Energy Group Inc.	17	552
Dominion Resources Inc.	50	1,729
DTE Energy Co. (e)	14	492
Duke Energy Corp. (e)	109	1,719
Dynegy Inc. (c)	41	105
Edison International	28	924
Entergy Corp.	17	1,318
EQT Corp.	11	448
Exelon Corp.	55	2,750
FirstEnergy Corp.	26	1,176
FPL Group Inc.	35	1,913
Integrys Energy Group Inc. (e)	6	210
Nicor Inc. (e)	4	139
NiSource Inc.	23	313
Northeast Utilities (e)	14	339
Pepco Holdings Inc. (e)	18	263
PG&E Corp.	31	1,266
Pinnacle West Capital Corp.	8	273
PPL Corp.	32	965
Progress Energy Inc. (e)	24	922
Public Service Enterprise Group Inc.	43	1,341
Questar Corp.	15	556
SCANA Corp. (e)	9	308
Sempra Energy	21	1,032
Southern Co. (e)	67	2,121
TECO Energy Inc.	19	265
Wisconsin Energy Corp.	9	414
Xcel Energy Inc.	39	742
		29,162

Total Common Stocks (cost $805,376)		783,001

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	915	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $743)		-

SHORT TERM INVESTMENTS - 23.8%
Mutual Funds - 3.8%
JNL Money Market Fund, 0.11% (a) (h)	30,743	30,743

Securities Lending Collateral - 19.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	141,682	141,682
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	19,160	19,035
		160,717
U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 0.09%, 12/17/09 (o)	$ 3,025	3,024

Total Short Term Investments (cost $194,609)		194,484

Total Investments - 119.5% (cost $1,000,728)		977,485
Other Assets and Liabilities, Net - (19.5%)		(159,543)
Total Net Assets - 100%		$ 817,942

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 15.4%
99 Cents Only Stores (c) (e)	21	$ 284
Aaron's Inc.	25	668
Advance Auto Parts Inc. (e)	46	1,806
Aeropostale Inc. (c)	32	1,408
American Eagle Outfitters Inc.	100	1,684
American Greetings Corp.	19	434
AnnTaylor Stores Corp. (c) (e)	27	436
Barnes & Noble Inc. (e)	18	403
Blyth Inc. (e)	3	109
Bob Evans Farms Inc.	15	442
BorgWarner Inc.	56	1,700
Boyd Gaming Corp. (c)	27	297
Brinker International Inc.	48	758
Brink's Home Security Holdings Inc. (c) (e)	22	682
Callaway Golf Co. (e)	30	226
Career Education Corp. (c) (e)	32	788
Carmax Inc. (c) (e)	106	2,216
Cheesecake Factory Inc. (c) (e)	29	540
Chico's FAS Inc. (c)	86	1,116
Chipotle Mexican Grill Inc. - Class A (c) (e)	15	1,480
Coldwater Creek Inc. (c) (e)	26	217
Collective Brands Inc. (c)	31	539
Corinthian Colleges Inc. (c) (e)	41	763
Dick's Sporting Goods Inc. (c) (e)	42	951
Dollar Tree Inc. (c)	43	2,095
DreamWorks Animation SKG Inc. (c)	36	1,294
Foot Locker Inc.	76	904
Fossil Inc. (c)	23	661
Gentex Corp.	67	942
Guess? Inc.	28	1,038
HanesBrands Inc. (c)	45	957
Harte-Hanks Inc.	18	246
International Speedway Corp. - Class A	14	389
ITT Educational Services Inc. (c) (e)	15	1,684
J Crew Group Inc. (c) (e)	27	963
John Wiley & Sons Inc.	20	699
Lamar Advertising Co. (c) (e)	26	706
Life Time Fitness Inc. (c) (e)	20	562
LKQ Corp. (c) (e)	68	1,259
Marvel Entertainment Inc. (c)	23	1,138
Matthews International Corp. - Class A (e)	14	502
MDC Holdings Inc.	18	632
Mohawk Industries Inc. (c)	27	1,290
NetFlix Inc. (c) (e)	22	1,011
NVR Inc. (c)	3	1,783
Panera Bread Co. - Class A (c) (e)	15	808
PetSmart Inc. (e)	60	1,312
Phillips-Van Heusen Corp.	24	1,040
Priceline.com Inc. (c)	20	3,370
Regis Corp.	26	409
Rent-A-Center Inc. (c)	32	605
Ross Stores Inc. (e)	60	2,874
Ryland Group Inc.	21	435
Saks Inc. (c) (e)	67	456
Scholastic Corp.	13	308
Scientific Games Corp. - Class A (c)	30	472
Service Corp. International	118	831
Sotheby's - Class A (e)	31	532
Strayer Education Inc.	7	1,468
Thor Industries Inc. (e)	16	506
Timberland Co. - Class A (c)	20	283
Toll Brothers Inc. (c)	66	1,292
Tupperware Brands Corp.	30	1,213
Under Armour Inc. - Class A (c)	18	489
Urban Outfitters Inc. (c)	62	1,883
Warnaco Group Inc. (c)	21	937
Wendy's/Arby's Group Inc.	173	820
Williams-Sonoma Inc.	51	1,033
WMS Industries Inc. (c) (e)	21	950
		65,028
CONSUMER STAPLES - 3.7%
Alberto-Culver Co.	40	1,114
BJ's Wholesale Club Inc. (c) (e)	26	948
Church & Dwight Co. Inc.	34	1,921
Corn Products International Inc.	35	1,003
Energizer Holdings Inc. (c) (e)	33	2,216
Flowers Foods Inc. (e)	37	984
Hansen Natural Corp. (c) (e)	35	1,285
Lancaster Colony Corp.	9	464
NBTY Inc. (c)	30	1,182
PepsiAmericas Inc.	27	774
Ralcorp Holdings Inc. (c)	27	1,595
Ruddick Corp. (e)	20	527
Smithfield Foods Inc. (c)	68	939
Tootsie Roll Industries Inc. (e)	12	293
Universal Corp. (e)	12	496
		15,741
ENERGY - 6.4%
Arch Coal Inc. (e)	78	1,732
Bill Barrett Corp. (c) (e)	19	614
Cimarex Energy Co.	40	1,740
Comstock Resources Inc. (c)	22	879
Encore Acquisition Co. (c)	27	1,003
Exterran Holdings Inc. (c) (e)	30	718
Forest Oil Corp. (c) (e)	54	1,061
Frontier Oil Corp.	49	689
Helix Energy Solutions Group Inc. (c)	43	640
Helmerich & Payne Inc.	51	2,007
Mariner Energy Inc. (c)	49	699
Newfield Exploration Co. (c) (e)	64	2,716
Oceaneering International Inc. (c)	26	1,501
Overseas Shipholding Group Inc.	11	408
Patriot Coal Corp. (c)	36	429
Patterson-UTI Energy Inc.	72	1,091
Plains Exploration & Production Co. (c)	67	1,855
Pride International Inc. (c) (e)	84	2,543
Quicksilver Resources Inc. (c)	57	813
Southern Union Co.	60	1,244
Superior Energy Services Inc. (c)	37	831
Tidewater Inc.	24	1,147
Unit Corp. (c)	19	789
		27,149
FINANCIALS - 18.0%
Affiliated Managers Group Inc. (c) (e)	20	1,306
Alexandria Real Estate Equities Inc. (e)	21	1,133
AMB Property Corp. (e)	70	1,617
American Financial Group Inc.	38	972
AmeriCredit Corp. (c) (e)	46	733
Apollo Investment Corp.	79	756
Arthur J. Gallagher & Co. (e)	49	1,190
Associated Banc-Corp (e)	62	707
Astoria Financial Corp.	39	433
BancorpSouth Inc. (e)	35	866
Bank of Hawaii Corp. (e)	23	937
BRE Properties Inc. - Class A (e)	26	800
Brown & Brown Inc. (e)	57	1,086
Camden Property Trust (e)	31	1,246
Cathay General Bancorp (e)	25	202
City National Corp. (e)	21	814
Commerce Bancshares Inc.	34	1,249
Corporate Office Properties Trust (e)	28	1,033
Cousins Properties Inc.	46	380
Cullen/Frost Bankers Inc.	29	1,486
Duke Realty Corp.	108	1,297
Eaton Vance Corp.	57	1,584
Equity One Inc. (e)	15	241
Essex Property Trust Inc. (e)	14	1,083
Everest Re Group Ltd.	29	2,568
Federal Realty Investment Trust (e)	29	1,808
Fidelity National Financial Inc. - Class A	111	1,675
First American Corp. (e)	45	1,457
First Niagara Financial Group Inc.	88	1,083
FirstMerit Corp. (e)	42	791
Fulton Financial Corp. (e)	85	628
Hanover Insurance Group Inc. (e)	25	1,015
HCC Insurance Holdings Inc.	54	1,480
Highwoods Properties Inc. (e)	33	1,052
Horace Mann Educators Corp.	19	272
Hospitality Properties Trust	59	1,200
International Bancshares Corp. (e)	25	402
Jefferies Group Inc. (c)	59	1,608
Jones Lang LaSalle Inc. (e)	20	956
Liberty Property Trust	54	1,749
Macerich Co. (e)	39	1,182
Mack-Cali Realty Corp.	38	1,221
Mercury General Corp. (e)	17	625
Nationwide Health Properties Inc. (e)	51	1,594
New York Community Bancorp Inc. (e)	169	1,924
NewAlliance Bancshares Inc. (e)	52	554
Old Republic International Corp. (e)	116	1,412
Omega Healthcare Investors Inc. (e)	39	624
PacWest Bancorp (e)	12	238
Potlatch Corp.	19	549
Protective Life Corp.	41	868
Raymond James Financial Inc.	48	1,110
Rayonier Inc. (e)	38	1,561
Realty Income Corp.	50	1,290
Regency Centers Corp. (e)	39	1,434
Reinsurance Group of America Inc.	35	1,564
SEI Investments Co.	63	1,233
SL Green Realty Corp. (e)	37	1,623
StanCorp Financial Group Inc. (e)	24	959
SVB Financial Group (c) (e)	16	683
Synovus Financial Corp.	232	871
TCF Financial Corp. (e)	54	705
Trustmark Corp. (e)	24	450
UDR Inc.	71	1,119
Unitrin Inc.	24	473
Valley National Bancorp (e)	69	850
Waddell & Reed Financial Inc. - Class A	41	1,154
Washington Federal Inc.	53	889
Webster Financial Corp.	32	394
Weingarten Realty Investors (e)	50	1,002
Westamerica Bancorporation (e)	14	717
Wilmington Trust Corp. (e)	34	483
WR Berkley Corp.	65	1,638
		75,888
HEALTH CARE - 11.7%
Affymetrix Inc. (c)	35	304
Beckman Coulter Inc.	33	2,274
Bio-Rad Laboratories Inc. - Class A (c)	9	832
Cerner Corp. (c) (e)	32	2,421
Charles River Laboratories International Inc. (c)	32	1,176
Community Health Systems Inc. (c) (e)	45	1,427
Covance Inc. (c) (e)	31	1,669
Edwards Lifesciences Corp. (c)	27	1,899
Endo Pharmaceuticals Holdings Inc. (c)	57	1,279
Gen-Probe Inc. (c)	24	1,007
Health Management Associates Inc. (c)	117	873
Health Net Inc. (c)	50	773
Henry Schein Inc. (c) (e)	43	2,383
Hill-Rom Holdings Inc.	30	646
Hologic Inc. (c) (e)	124	2,019
Idexx Laboratories Inc. (c) (e)	28	1,412
Immucor Inc. (c) (e)	34	605
Kindred Healthcare Inc. (c)	19	314
Kinetic Concepts Inc. (c) (e)	30	1,104
LifePoint Hospitals Inc. (c)	26	695
Lincare Holdings Inc. (c) (e)	33	1,024
Masimo Corp. (c) (e)	25	658
Medicis Pharmaceutical Corp. (e)	27	576
Omnicare Inc.	58	1,296
OSI Pharmaceuticals Inc. (c) (e)	27	965
Owens & Minor Inc. (e)	20	889
Perrigo Co. (e)	38	1,301
Pharmaceutical Product Development Inc.	57	1,250
Psychiatric Solutions Inc. (c) (e)	27	728
ResMed Inc. (c) (e)	36	1,645
Sepracor Inc. (c)	54	1,226
STERIS Corp.	28	840
Techne Corp.	18	1,097
Teleflex Inc.	19	906
Thoratec Corp. (c)	27	828
United Therapeutics Corp. (c)	23	1,106
Universal Health Services Inc.	24	1,465
Valeant Pharmaceutical International (c) (e)	32	900
Varian Inc. (c) (e)	14	697
VCA Antech Inc. (c) (e)	41	1,102
Vertex Pharmaceuticals Inc. (c) (e)	87	3,292
WellCare Health Plans Inc. (c)	19	480
		49,383
INDUSTRIALS - 14.5%
AECOM Technology Corp. (c)	53	1,443
AGCO Corp. (c) (e)	45	1,232
AirTran Holdings Inc. (c) (e)	59	369
Alaska Air Group Inc. (c)	16	440
Alexander & Baldwin Inc. (e)	20	638
Alliant Techsystems Inc. (c) (e)	16	1,236
AMETEK Inc. (e)	52	1,808
BE Aerospace Inc. (c) (e)	48	961
Brink's Co.	22	595
Bucyrus International Inc. - Class A (e)	36	1,291
Carlisle Cos. Inc.	30	1,003
Clean Harbors Inc. (c)	11	621
Con-Way Inc.	24	907
Copart Inc. (c) (e)	32	1,078
Corporate Executive Board Co.	16	410
Corrections Corp. of America (c)	56	1,259
Crane Co. (e)	22	561
Deluxe Corp. (e)	24	403
Donaldson Co. Inc. (e)	37	1,289
Dycom Industries Inc. (c)	18	227
Federal Signal Corp.	21	152
FTI Consulting Inc. (c)	25	1,064
GATX Corp. (e)	21	599
Graco Inc. (e)	29	807
Granite Construction Inc. (e)	16	487
Harsco Corp.	39	1,371
Herman Miller Inc. (e)	26	435
HNI Corp. (e)	22	520
Hubbell Inc. - Class B	27	1,117
IDEX Corp. (e)	38	1,063
JB Hunt Transport Services Inc.	42	1,356
JetBlue Airways Corp. (c)	104	621
Joy Global Inc. (e)	49	2,410
Kansas City Southern (c) (e)	46	1,212
KBR Inc.	77	1,800
Kelly Services Inc. - Class A (e)	13	155
Kennametal Inc.	39	967
Kirby Corp. (c)	26	957
Korn/Ferry International (c)	21	308
Landstar System Inc. (e)	25	944
Lennox International Inc.	23	848
Lincoln Electric Holdings Inc.	21	974
Manpower Inc.	38	2,140
Mine Safety Appliances Co.	14	395
MPS Group Inc. (c)	46	480
MSC Industrial Direct Co. - Class A	21	923
Navigant Consulting Inc. (c)	23	313
Nordson Corp.	16	911
Oshkosh Corp.	43	1,333
Pentair Inc. (e)	47	1,399
Rollins Inc.	20	379
Roper Industries Inc. (e)	44	2,228
Shaw Group Inc. (c)	40	1,293
SPX Corp.	24	1,449
Terex Corp. (c)	51	1,054
Thomas & Betts Corp. (c) (e)	26	770
Timken Co.	38	899
Trinity Industries Inc. (e)	38	660
United Rentals Inc. (c)	28	286
URS Corp. (c)	41	1,773
Valmont Industries Inc. (e)	10	822
Wabtec Corp. (e)	23	863
Waste Connections Inc. (c)	38	1,089
Watson Wyatt Worldwide Inc.	21	898
Werner Enterprises Inc.	21	397
Woodward Governor Co. (e)	27	663
		61,355
INFORMATION TECHNOLOGY - 15.2%
3Com Corp. (c)	189	988
ACI Worldwide Inc. (c)	16	237
Acxiom Corp. (c) (e)	36	342
ADC Telecommunications Inc. (c) (e)	45	371
ADTRAN Inc. (e)	26	637
Advent Software Inc. (c) (e)	7	288
Alliance Data Systems Corp. (c) (e)	26	1,564
ANSYS Inc. (c)	42	1,590
Arrow Electronics Inc. (c)	58	1,622
Atmel Corp. (c)	213	891
Avnet Inc. (c)	73	1,889
Avocent Corp. (c)	21	417
Broadridge Financial Solutions Inc.	67	1,350
Cadence Design Systems Inc. (c)	129	945
CommScope Inc. (c)	45	1,350
Cree Inc. (c) (e)	49	1,784
Diebold Inc.	31	1,029
Digital River Inc. (c) (e)	18	727
DST Systems Inc. (c)	19	851
Equinix Inc. (c) (e)	19	1,711
F5 Networks Inc. (c) (e)	38	1,504
Factset Research Systems Inc. (e)	20	1,341
Fair Isaac Corp. (e)	24	514
Fairchild Semiconductor International Inc. (c)	60	614
Gartner Inc. - Class A (c)	29	531
Global Payments Inc.	39	1,811
Hewitt Associates Inc. - Class A (c)	40	1,455
Imation Corp.	14	128
Informatica Corp. (c) (e)	43	964
Ingram Micro Inc. - Class A (c)	79	1,325
Integrated Device Technology Inc. (c)	80	543
International Rectifier Corp. (c)	33	646
Intersil Corp. (e)	58	883
Itron Inc. (c) (e)	19	1,237
Jack Henry & Associates Inc. (e)	40	928
Lam Research Corp. (c) (e)	61	2,082
Lender Processing Services Inc.	46	1,767
Mantech International Corp. - Class A (c)	11	509
Mentor Graphics Corp. (c)	45	422
Metavante Technologies Inc. (c)	43	1,497
Mettler Toledo International Inc. (c)	16	1,472
Micros Systems Inc. (c)	39	1,165
National Instruments Corp. (e)	27	758
NCR Corp. (c)	75	1,033
NeuStar Inc. - Class A (c)	36	813
Palm Inc. (c) (e)	77	1,339
Parametric Technology Corp. (c)	56	777
Plantronics Inc. (e)	24	635
Polycom Inc. (c) (e)	40	1,057
Quest Software Inc. (c)	30	498
RF Micro Devices Inc. (c) (e)	126	684
Rovi Corp. (c)	49	1,646
SAIC Inc. (c)	101	1,772
Semtech Corp. (c) (e)	30	508
Silicon Laboratories Inc. (c) (e)	22	1,004
SRA International Inc. - Class A (c)	21	453
Sybase Inc. (c)	39	1,518
Synopsys Inc. (c)	70	1,574
Tech Data Corp. (c)	24	986
Trimble Navigation Ltd. (c) (e)	58	1,381
ValueClick Inc. (c)	42	558
Vishay Intertechnology Inc. (c)	88	697
Zebra Technologies Corp. (c) (e)	29	741
		64,353
MATERIALS - 6.7%
Albemarle Corp. (e)	44	1,526
AptarGroup Inc.	32	1,192
Ashland Inc. (e)	36	1,550
Cabot Corp.	31	716
Carpenter Technology Corp. (e)	22	504
Cliffs Natural Resources Inc. (e)	63	2,040
Commercial Metals Co.	53	949
Cytec Industries Inc. (e)	23	761
Grief Inc.	16	889
Louisiana-Pacific Corp. (c) (e)	58	390
Lubrizol Corp.	33	2,326
Martin Marietta Materials Inc. (e)	21	1,974
Minerals Technologies Inc.	9	427
Olin Corp.	38	661
Packaging Corp. of America	50	1,014
Reliance Steel & Aluminum Co.	31	1,312
RPM International Inc.	62	1,150
Scotts Miracle-Gro Co.	22	928
Sensient Technologies Corp. (e)	23	640
Sonoco Products Co.	48	1,326
Steel Dynamics Inc.	104	1,590
Temple-Inland Inc.	51	845
Terra Industries Inc.	48	1,667
Valspar Corp. (e)	49	1,337
Worthington Industries Inc.	30	412
		28,126
TELECOMMUNICATION SERVICES - 0.6%
Cincinnati Bell Inc. (c) (e)	102	359
Syniverse Holdings Inc. (c)	33	583
Telephone & Data Systems Inc.	46	1,419
		2,361
UTILITIES - 6.0%
AGL Resources Inc.	37	1,314
Alliant Energy Corp.	53	1,485
Aqua America Inc. (e)	66	1,157
Black Hills Corp. (e)	18	463
Cleco Corp.	29	716
DPL Inc. (e)	56	1,459
Energen Corp.	35	1,490
Great Plains Energy Inc. (e)	65	1,171
Hawaiian Electric Industries Inc. (e)	43	783
IDACORP Inc. (e)	22	642
MDU Resources Group Inc.	89	1,848
National Fuel Gas Co. (e)	39	1,770
NSTAR	51	1,637
NV Energy Inc.	113	1,311
OGE Energy Corp.	47	1,539
Oneok Inc.	51	1,859
PNM Resources Inc.	42	496
UGI Corp.	52	1,310
Vectren Corp.	38	880
Westar Energy Inc. (e)	51	999
WGL Holdings Inc. (e)	24	784
		25,113

Total Common Stocks (cost $457,442)		414,497

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	2,206	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,206)		-

SHORT TERM INVESTMENTS - 30.1%
Mutual Funds - 1.6%
JNL Money Market Fund, 0.11% (a) (h)	6,803	6,803

Securities Lending Collateral - 28.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	90,572	90,572
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	28,884	28,696
		119,268
U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.09%, 12/17/09 (o)	$ 705	705

Total Short Term Investments (cost $126,964)		126,776

Total Investments - 128.3% (cost $586,612)		541,273
Other Assets and Liabilities, Net - (28.3%)		(119,427)
Total Net Assets - 100%		$ 421,846

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 13.5%
1-800-Flowers.com Inc. (c)	14	$ 49
99 Cents Only Stores (c) (e)	22	298
AFC Enterprises Inc. (c)	12	100
Ambassadors Group Inc.	9	138
American Apparel Inc. (c) (e)	16	55
American Axle & Manufacturing Holdings Inc. (e)	19	136
American Greetings Corp.	19	427
American Public Education Inc. (c)	9	311
America's Car-Mart Inc. (c)	5	124
Amerigon Inc. (c)	11	84
Ameristar Casinos Inc.	12	189
AnnTaylor Stores Corp. (c) (e)	29	459
Arbitron Inc. (e)	12	258
ArvinMeritor Inc.	37	287
Asbury Automotive Group Inc. (c)	16	204
Ascent Media Corp. (c)	7	180
Audiovox Corp. (c)	9	62
Bally Technologies Inc. (c)	26	1,014
Bassett Furniture Industries Inc.	1	3
Beazer Homes USA Inc. (c)	22	123
Bebe Stores Inc. (e)	13	92
Belo Corp.	41	223
Benihana Inc. - Class A (c)	6	34
Big 5 Sporting Goods Corp.	11	160
BJ's Restaurants Inc. (c) (e)	9	138
Blue Nile Inc. (c)	6	377
Bluegreen Corp. (c)	6	19
Blyth Inc. (e)	3	106
Bob Evans Farms Inc.	15	422
Books-A-Million Inc.	3	38
Borders Group Inc. (c)	25	79
Bridgepoint Education Inc. (c) (e)	7	106
Brookfield Homes Corp. (c) (e)	6	40
Brown Shoe Co. Inc.	20	157
Brunswick Corp. (e)	44	527
Buckle Inc. (e)	12	426
Buffalo Wild Wings Inc. (c) (e)	9	355
Build-A-Bear Workshop Inc. (c)	9	42
Cabela's Inc. - Class A (c) (e)	19	252
California Pizza Kitchen Inc. (c)	9	141
Callaway Golf Co. (e)	31	232
Capella Education Co. (c) (e)	7	479
Caribou Coffee Co. Inc. (c)	3	23
Carmike Cinemas Inc. (c)	5	49
Carrol's Restaurant Group Inc. (c)	5	38
Carter's Inc. (c)	28	736
Cato Corp. - Class A	13	266
Cavco Industries Inc. (c) (e)	3	107
CEC Entertainment Inc. (c)	11	293
Charlotte Russe Holding Inc. (c)	10	170
Charming Shoppes Inc. (c) (e)	57	281
Cheesecake Factory Inc. (c) (e)	28	528
Cherokee Inc. (e)	4	87
Childrens Place Retail Stores Inc. (c) (e)	11	338
China Automotive Systems Inc. (c)	2	19
ChinaCast Education Corp. (c)	15	110
Christopher & Banks Corp.	18	124
Churchill Downs Inc.	5	177
Cinemark Holdings Inc.	15	158
Citi Trends Inc. (c)	7	209
CKE Restaurants Inc.	23	245
CKX Inc. (c)	27	184
Coinstar Inc. (c) (e)	14	472
Coldwater Creek Inc. (c) (e)	27	221
Collective Brands Inc. (c)	30	527
Columbia Sportswear Co. (e)	6	234
Conn's Inc. (c) (e)	4	50
Cooper Tire & Rubber Co.	29	509
Core-Mark Holding Co. Inc. (c) (e)	5	131
Corinthian Colleges Inc. (c) (e)	39	724
CPI Corp.	2	28
Cracker Barrel Old Country Store Inc. (e)	11	367
Crocs Inc. (c) (e)	40	269
Crown Media Holdings Inc. (c) (e)	5	8
CSS Industries Inc.	4	70
Dana Holding Corp. (c)	47	322
Deckers Outdoor Corp. (c) (e)	6	528
Denny's Corp. (c) (e)	45	119
Destination Maternity Corp. (c) (e)	2	38
Dillard's Inc. - Class A (e)	25	358
DineEquity Inc. (e)	9	215
Dolan Media Co. (c)	15	179
Domino's Pizza Inc. (c)	18	158
Dorman Products Inc. (c)	5	80
Dover Downs Gaming & Entertainment Inc.	7	37
Dress Barn Inc. (c)	21	381
Drew Industries Inc. (c)	9	188
Drugstore.com Inc. (c)	40	96
DSW Inc. (c)	6	102
Eastman Kodak Co. (e)	131	627
Einstein Noah Restaurant Group Inc. (c) (e)	2	28
Empire Resorts Inc. (c)	1	4
Ethan Allen Interiors Inc. (e)	12	196
EW Scripps Co. (c) (e)	13	97
Exide Technologies (c) (e)	26	205
FGX International Holdings Ltd. (c)	7	96
Finish Line - Class A	20	206
Fisher Communications Inc. (c)	4	72
Fossil Inc. (c)	23	650
Fred's Inc.	19	241
Frisch's Restaurants Inc.	1	26
Fuel Systems Solutions Inc. (c)	6	212
Fuqi International Inc. (c) (e)	5	147
Furniture Brands International Inc. (c)	18	99
Gaiam Inc. (c)	8	56
Gander Mountain Co. (c) (e)	2	11
Gaylord Entertainment Co. (c) (e)	17	344
Genesco Inc. (c)	9	219
G-III Apparel Group Ltd. (c) (e)	7	97
Global Sources Ltd. (c)	8	56
Grand Canyon Education Inc. (c) (e)	7	129
Great Wolf Resorts Inc. (c)	11	41
Group 1 Automotive Inc. (e)	11	306
Gymboree Corp. (c) (e)	14	687
Harte-Hanks Inc.	18	246
Haverty Furniture Cos. Inc. (c)	8	99
Hawk Corp. (c)	2	33
Helen of Troy Ltd. (c)	14	275
Fuqi International Inc. (c) (e)	6	99
Hibbett Sports Inc. (c) (e)	14	258
Hooker Furniture Corp.	5	70
Hot Topic Inc. (c)	21	156
Hovnanian Enterprises Inc. - Class A (c) (e)	25	95
HSN Inc. (c)	20	323
Iconix Brand Group Inc. (c)	33	413
Interval Leisure Group Inc. (c)	20	246
iRobot Corp. (c)	9	112
Isle of Capri Casinos Inc. (c) (e)	8	93
J. Crew Group Inc. (c) (e)	24	875
Jack in the Box Inc. (c)	28	569
Jackson Hewitt Tax Service Inc. (e)	15	75
Jakks Pacific Inc. (c) (e)	13	189
Jo-Ann Stores Inc. (c)	12	335
Jones Apparel Group Inc.	42	747
Jos. A. Bank Clothiers Inc. (c) (e)	9	387
Journal Communications Inc. - Class A	20	73
K12 Inc. (c)	12	194
Kenneth Cole Productions Inc. (e)	5	51
Kirkland's Inc. (c)	6	92
Knology Inc. (c)	14	134
Krispy Kreme Doughnuts Inc. (c)	27	95
K-Swiss Inc. - Class A	12	109
Lakes Entertainment Inc. (c)	8	28
Landry's Restaurants Inc. (c)	4	45
La-Z-Boy Inc. (e)	26	224
Leapfrog Enterprises Inc. (c) (e)	18	72
Learning Tree International Inc. (c) (e)	5	56
Life Time Fitness Inc. (c)	20	550
LIN TV Corp. (c)	17	79
Lincoln Educational Services Corp. (c)	4	100
Lithia Motors Inc. - Class A	9	136
Live Nation Inc. (c) (e)	39	320
Liz Claiborne Inc. (e)	48	237
LodgeNet Interactive Corp. (c)	9	68
Luby's Inc. (c)	10	44
Lululemon Athletica Inc. (c) (e)	20	453
Lumber Liquidators Inc. (c) (e)	7	143
M/I Homes Inc. (c)	9	116
Mac-Gray Corp. (c)	6	65
Maidenform Brands Inc. (c)	10	154
Marcus Corp. (e)	9	119
Marine Products Corp. (e)	5	30
Martha Stewart Living Omnimedia Inc. (c) (e)	14	86
Matthews International Corp. - Class A	14	511
McCormick & Schmick's Seafood Restaurants Inc. (c) (e)	7	49
Mediacom Communications Corp. (c)	18	104
Men's Wearhouse Inc.	25	626
Meritage Homes Corp. (c)	15	313
Midas Inc. (c)	7	68
Modine Manufacturing Co.	17	154
Monarch Casino & Resort Inc. (c) (e)	5	55
Monro Muffler Brake Inc.	8	251
Morgans Hotel Group Co. (c)	13	70
Movado Group Inc.	8	119
Multimedia Games Inc. (c)	14	72
National CineMedia Inc.	21	353
National Presto Industries Inc.	2	196
New York & Co. Inc. (c)	11	59
NIVS IntelliMedia Technology Group Inc. (c)	4	11
Nobel Learning Communities Inc. (c)	2	17
NutriSystem Inc. (e)	15	222
O'Charley's Inc. (c) (e)	9	86
OfficeMax Inc. (c)	38	474
Orbitz Worldwide Inc. (c)	20	123
Orient-Express Hotels Ltd. (e)	38	436
Outdoor Channel Holdings Inc. (c)	6	42
Overstock.com Inc. (c) (e)	7	108
Oxford Industries Inc.	7	130
Pacific Sunwear of California Inc. (c) (e)	32	164
Papa John's International Inc. (c)	10	254
Peets Coffee & Tea Inc. (c)	6	162
PEP Boys-Manny Moe & Jack (e)	24	237
Perry Ellis International Inc. (c)	6	93
PetMed Express Inc.	11	208
P.F. Chang's China Bistro Inc. (c) (e)	11	385
Pier 1 Imports Inc. (c)	45	174
Pinnacle Entertainment Inc. (c)	28	290
Playboy Enterprises Inc. - Class B (c)	12	36
Polaris Industries Inc. (e)	15	609
Pomeroy IT Solutions Inc. (c)	1	6
Pool Corp. (e)	23	510
Pre-Paid Legal Services Inc. (c)	3	175
PRIMEDIA Inc.	12	31
Princeton Review Inc. (c)	7	28
Quicksilver Inc. (c)	62	171
Raser Technologies Inc. (c) (e)	25	39
RC2 Corp. (c)	9	122
RCN Corp. (c)	18	163
Reading International Inc. - Class A (c) (e)	8	32
Red Lion Hotels Corp. (c)	6	34
Red Robin Gourmet Burgers Inc. (c) (e)	7	150
Regis Corp.	26	402
Rent-A-Center Inc. (c) (e)	32	607
Rentrak Corp. (c) (e)	5	88
Retail Ventures Inc. (c)	15	81
Rex Stores Corp. (c)	4	47
Ruby Tuesday Inc. (c)	29	241
Ruth's Hospitality Group Inc. (c) (e)	12	52
Ryland Group Inc.	20	431
Saga Communications Inc. (c)	-	5
Saks Inc. (c) (e)	59	400
Sally Beauty Holdings Inc. (c) (e)	44	316
Scholastic Corp.	11	268
Sealy Corp. (c) (e)	23	72
Shiloh Industries Inc. (c)	1	3
Shoe Carnival Inc. (c)	4	66
Shuffle Master Inc. (c)	27	252
Shutterfly Inc. (c) (e)	10	162
Sinclair Broadcast Group Inc. - Class A	19	68
Skechers U.S.A. Inc. - Class A (c)	16	268
Skyline Corp. (e)	3	73
Smith & Wesson Holding Corp. (c) (e)	27	140
Sonic Automotive Inc. (e)	11	116
Sonic Corp. (c) (e)	29	319
Sotheby's - Class A (e)	32	547
Spartan Motors Inc.	16	80
Speedway Motorsports Inc.	6	92
Sport Supply Group Inc.	4	42
Stage Stores Inc.	19	244
Stamps.com Inc. (c) (e)	6	60
Standard Motor Products Inc.	8	124
Standard-Pacific Corp. (c)	50	186
Stanley Furniture Co. Inc. (e)	5	47
Steak n Shake Co. (c) (e)	13	149
Stein Mart Inc. (c) (e)	12	153
Steiner Leisure Ltd. (c) (e)	7	246
Steinway Musical Instruments Inc. (c)	4	45
Steven Madden Ltd. (c)	8	286
Stewart Enterprises Inc. - Class A (e)	40	210
Stoneridge Inc. (c) (e)	7	52
Strattec Security Corp.	1	10
Sturm Ruger & Co. Inc. (e)	10	125
Superior Industries International Inc.	11	158
Syms Corp. (c) (e)	3	26
Systemax Inc. (c) (e)	5	64
Talbots Inc.	12	111
Tempur-Pedic International Inc. (c) (e)	36	673
Tenneco Inc. (c) (e)	23	294
Texas Roadhouse Inc. - Class A (c) (e)	24	252
Ticketmaster Entertainment Inc. (c)	19	223
Timberland Co. - Class A (c)	21	299
Town Sports International Holdings Inc. (c)	10	24
Tractor Supply Co. (c) (e)	17	844
True Religion Apparel Inc. (c)	13	325
Tuesday Morning Corp. (c) (e)	14	60
Tupperware Brands Corp.	30	1,212
Tween Brands Inc. (c)	12	100
U.S. Auto Parts Network Inc. (c) (e)	5	25
Ulta Salon Cosmetics & Fragrance Inc. (c)	13	211
Under Armour Inc. - Class A (c) (e)	16	437
Unifi Inc. (c)	22	70
UniFirst Corp.	7	298
Universal Electronics Inc. (c)	7	140
Universal Technical Institute Inc. (c)	9	183
Universal Travel Group (c)	4	57
Vail Resorts Inc. (c)	14	467
Valassis Communications Inc. (c)	23	416
Value Line Inc. (e)	1	19
Volcom Inc. (c) (e)	9	146
Warnaco Group Inc. (c) (e)	22	976
West Marine Inc. (c)	6	50
Wet Seal Inc. (c)	46	175
Weyco Group Inc.	3	72
Winnebago Industries Inc. (c) (e)	14	212
Wolverine World Wide Inc. (e)	24	595
Wonder Auto Technology Inc. (c) (e)	7	90
World Wrestling Entertainment Inc. (e)	10	144
Youbet.com Inc. (c)	13	28
Zale Corp. (c) (e)	13	92
Zumiez Inc. (c) (e)	10	156
		59,540
CONSUMER STAPLES - 3.2%
AgFeed Industries Inc. (c) (e)	13	68
Alico Inc.	2	47
Alliance One International Inc. (c) (e)	43	192
American Dairy Inc. (c)	4	106
American Italian Pasta Co. (c)	10	281
American Oriental Bioengineering Inc. (c) (e)	30	145
Andersons Inc.	9	307
Arden Group Inc. - Class A (e)	1	67
B&G Foods Inc. (e)	8	65
Bare Escentuals Inc. (c)	33	391
Boston Beer Co. Inc. - Class A (c)	4	153
Calavo Growers Inc.	5	89
Cal-Maine Foods Inc. (e)	7	182
Casey's General Stores Inc. (e)	25	776
Central Garden & Pet Co. - Class A (c)	31	335
Chattem Inc. (c)	9	629
China Sky One Medical Inc. (c) (e)	5	64
China-Biotics Inc. (c)	3	50
Chiquita Brands International Inc. (c)	22	357
Coca-Cola Bottling Co. Consolidated	2	96
Darling International Inc. (c)	39	286
Diamond Foods Inc.	8	247
Diedrich Coffee Inc. (c)	1	33
Elizabeth Arden Inc. (c)	11	134
Farmer Bros. Co.	3	64
Female Health Co. (c) (e)	7	36
Fresh Del Monte Produce Inc. (c)	19	439
Great Atlantic & Pacific Tea Co. (c) (e)	15	134
Griffin Land & Nurseries Inc.	2	49
Hain Celestial Group Inc. (c)	20	385
Heckmann Corp. (c)	40	185
HQ Sustainable Maritime Industries Inc. (c) (e)	4	38
Imperial Sugar Co.	6	73
Ingles Markets Inc. - Class A	6	95
Inter Parfums Inc. (e)	6	74
J&J Snack Foods Corp.	7	290
Lancaster Colony Corp.	9	481
Lance Inc.	13	339
Lifeway Foods Inc. (c)	2	24
Mannatech Inc.	7	28
Medifast Inc. (c) (e)	7	146
Nash Finch Co.	6	162
National Beverage Corp. (c)	5	58
Nu Skin Enterprises Inc.	23	433
Nutraceutical International Corp. (c) (e)	5	55
Oil-Dri Corp. of America	2	33
Omega Protein Corp. (c) (e)	10	47
Orchids Paper Products Co. (c) (e)	2	43
Overhill Farms Inc. (c)	7	42
Pantry Inc. (c)	11	167
Prestige Brands Holdings Inc. (c)	17	123
PriceSmart Inc. (e)	7	140
Revlon Inc. (c)	8	40
Ruddick Corp. (e)	21	558
Sanderson Farms Inc.	10	363
Schiff Nutrition International Inc.	5	28
Seneca Foods Corp. (c) (e)	3	93
Smart Balance Inc. (c)	30	182
Spartan Stores Inc.	11	149
Star Scientific Inc. (c) (e)	34	31
Susser Holdings Corp. (c)	3	44
Synutra International Inc. (c) (e)	8	112
Tootsie Roll Industries Inc.	11	272
TreeHouse Foods Inc. (c)	15	549
United Natural Foods Inc. (c)	21	500
Universal Corp. (e)	12	498
USANA Health Sciences Inc. (c)	3	101
Vector Group Ltd.	18	283
Village Super Market Inc.	3	84
WD-40 Co.	8	222
Weis Markets Inc.	5	167
Winn-Dixie Stores Inc. (c) (e)	26	340
Zapata Corp. (c)	4	27
Zhongpin Inc. (c) (e)	9	136
		14,062
ENERGY - 4.8%
Allis-Chalmers Energy Inc. (c)	31	137
Alon USA Energy Inc.	5	45
Apco Oil And Gas International Inc.	5	108
Approach Resources Inc. (c)	6	51
Arena Resources Inc. (c) (e)	19	660
Atlas Energy Inc.	16	436
ATP Oil & Gas Corp. (c) (e)	17	312
Basic Energy Services Inc. (c)	12	101
Berry Petroleum Co. - Class A (e)	21	559
Bill Barrett Corp. (c) (e)	19	613
Bolt Technology Corp. (c)	5	58
Boots & Coots Inc. (c) (e)	34	55
BPZ Resources Inc. (c)	42	314
Brigham Exploration Co. (c)	41	377
Bristow Group Inc. (c) (e)	14	423
Bronco Drilling Co. Inc. (c) (e)	12	80
Cal Dive International Inc. (c)	21	208
CARBO Ceramics Inc. (e)	9	470
Carrizo Oil & Gas Inc. (c) (e)	14	338
Cheniere Energy Inc. (c) (e)	26	76
Clayton Williams Energy Inc. (c)	3	83
Clean Energy Fuels Corp. (c) (e)	17	251
Complete Production Services Inc. (c)	29	328
Contango Oil & Gas Co. (c) (e)	6	306
CREDO Petroleum Corp. (c)	3	32
Crosstex Energy Inc.	19	100
Cubic Energy Inc. (c)	12	12
CVR Energy Inc. (c)	11	138
Dawson Geophysical Co. (c)	4	108
Delek US Holdings Inc. (e)	6	49
Delta Petroleum Corp. (c)	90	157
DHT Maritime Inc. (e)	24	91
Dril-Quip Inc. (c)	14	703
Endeavour International Corp. (c)	52	63
ENGlobal Corp. (c)	14	57
Evergreen Energy Inc. (c)	25	16
FX Energy Inc. (c)	20	64
General Maritime Corp. (e)	23	179
Geokinetics Inc. (c)	3	60
GeoResources Inc. (c)	3	36
Global Industries Ltd. (c)	49	467
GMX Resources Inc. (c) (e)	11	177
Golar LNG Ltd.	16	173
Goodrich Petroleum Corp. (c) (e)	12	297
Gran Tierra Energy Inc. (c)	100	417
Green Plains Renewable Energy Inc. (c) (e)	4	30
Gulf Island Fabrication Inc. (e)	6	118
Gulfmark Offshore Inc. (c)	11	353
Gulfport Energy Corp. (c)	13	116
Harvest Natural Resources Inc. (c) (e)	17	88
Hercules Offshore Inc. (c) (e)	44	216
Hornbeck Offshore Services Inc. (c) (e)	11	299
International Coal Group Inc. (c)	46	185
ION Geophysical Corp. (c) (e)	45	157
Isramco Inc. (c) (e)	-	60
James River Coal Co. (c)	13	250
Key Energy Services Inc. (c) (e)	60	526
Knightsbridge Tankers Ltd.	8	111
Lufkin Industries Inc.	7	389
Matrix Service Co. (c)	12	134
McMoRan Exploration Co. (c)	33	252
NATCO Group Inc. (c)	9	418
Natural Gas Services Group Inc. (c) (e)	6	107
Newpark Resources Inc. (c)	42	134
Nordic American Tanker Shipping Ltd. (e)	21	608
Northern Oil and Gas Inc. (c)	13	110
Oilsands Quest Inc. (c) (e)	55	63
OYO Geospace Corp. (c)	2	54
Panhandle Oil and Gas Inc.	3	74
Parallel Petroleum Corp. (c)	20	63
Parker Drilling Co. (c)	55	298
Patriot Coal Corp. (c) (e)	32	372
Penn Virginia Corp.	22	508
Petroleum Development Corp. (c)	7	131
PetroQuest Energy Inc. (c) (e)	21	134
PHI Inc. (c)	6	127
Pioneer Drilling Co. (c)	22	163
PrimeEnergy Corp. (c)	-	8
Rex Energy Corp. (c)	12	98
Rosetta Resources Inc. (c)	25	362
RPC Inc. (e)	13	138
Ship Finance International Ltd. (e)	21	253
Stone Energy Corp. (c)	20	331
Sulphco Inc. (c)	31	42
Superior Well Services Inc. (c) (e)	8	80
Swift Energy Co. (c)	18	430
Syntroleum Corp. (c)	33	89
T-3 Energy Services Inc. (c)	6	124
Teekay Tankers Ltd. (e)	6	48
Tetra Technologies Inc. (c)	37	360
TGC Industries Inc. (c) (e)	6	29
Toreador Resources Corp.	9	94
Union Drilling Inc. (c) (e)	7	51
Uranerz Energy Corp. (c)	20	46
Uranium Energy Corp. (c)	20	60
USEC Inc. (c) (e)	55	260
VAALCO Energy Inc.	28	130
Vantage Drilling Co. (c)	13	23
Venoco Inc. (c)	10	114
W&T Offshore Inc. (e)	17	200
Warren Resources Inc. (c)	33	97
Western Refining Inc. (c)	15	96
Westmoreland Coal Co. (c)	5	43
Willbros Group Inc. (c) (e)	19	284
World Fuel Services Corp. (e)	14	690
Zion Oil & Gas Inc. (c)	5	51
		21,064
FINANCIALS - 19.2%
1st Source Corp.	7	115
Abington Bancorp Inc.	11	84
Acadia Realty Trust	19	283
Advance America Cash Advance Centers Inc.	23	131
Agree Realty Corp. (e)	4	87
Alexander's Inc. (c)	1	288
Alliance Financial Corp. (e)	2	49
Allied Capital Corp. (e)	88	270
Ambac Financial Group Inc. (e)	132	222
American Campus Communities Inc. (e)	25	682
American Capital Agency Corp.	5	135
American Capital Ltd. (c) (e)	126	407
American Equity Investment Life Holding Co. (e)	25	176
American National Bankshares Inc. (e)	3	58
American Physicians Capital Inc.	4	129
American Physicians Service Group Inc.	3	63
American Realty Investors Inc. (c) (e)	1	14
American Safety Insurance Holdings Ltd. (c)	5	79
Ameris Bancorp (e)	6	46
Amerisafe Inc. (c)	9	155
Ames National Corp. (e)	3	74
Ampal American Israel (c)	10	19
AmTrust Financial Services Inc.	10	119
Anthracite Capital Inc. (c) (e)	19	20
Anworth Mortgage Asset Corp.	48	380
Apollo Investment Corp.	74	707
Ares Capital Corp. (e)	46	507
Argo Group International Holdings Ltd. (c)	15	506
Arrow Financial Corp. (e)	4	120
Ashford Hospitality Trust Inc. (c) (e)	32	111
Asset Acceptance Capital Corp. (c) (e)	7	47
Associated Estates Realty Corp. (e)	8	75
Assured Guaranty Ltd. (e)	50	980
Astoria Financial Corp. (e)	42	462
Auburn National Bancorporation Inc. (e)	1	26
Avatar Holdings Inc. (c)	3	64
Baldwin & Lyons Inc. - Class B	4	89
BancFirst Corp.	3	123
Banco Latinoamericano de Comercio Exterior SA (e)	13	187
Bancorp Inc. (c)	5	28
Bancorp Rhode Island Inc. (e)	2	40
Bank Mutual Corp.	22	194
Bank of Kentucky Financial Corp.	1	29
Bank of Marin Bancorp (e)	3	85
Bank of the Ozarks Inc.	7	174
BankFinancial Corp.	10	96
Banner Corp. (e)	8	23
Bar Harbor Bankshares (e)	1	43
Beneficial Mutual Bancorp Inc. (c)	16	143
Berkshire Hills Bancorp Inc.	6	141
BGC Partners Inc.	21	91
BioMed Realty Trust Inc.	48	659
BlackRock Kelso Capital Corp.	7	51
Boston Private Financial Holdings Inc. (e)	31	205
Bridge Bancorp Inc.	3	79
Broadpoint Gleacher Securities Inc. (c) (e)	23	188
Brookline Bancorp Inc.	28	272
Brooklyn Federal BanCorp Inc.	1	12
Bryn Mawr Bank Corp.	3	57
Calamos Asset Management Inc.	10	128
California First National Bancorp	1	10
Camden National Corp. (e)	4	119
Cape Bancorp Inc. (c)	5	40
Capital City Bank Group Inc.	5	76
Capital Southwest Corp. (e)	1	107
CapLease Inc. (e)	24	98
Capstead Mortgage Corp.	30	419
Cardinal Financial Corp. (e)	13	109
Cardtronics Inc. (c) (e)	6	47
Care Investment Trust Inc. (e)	8	60
Cash America International Inc.	14	423
Cathay General Bancorp (e)	23	188
CBL & Associates Properties Inc. (e)	67	647
Cedar Shopping Centers Inc. (e)	19	122
Center Bancorp Inc.	5	37
CenterState Banks of Florida Inc.	4	35
Central Pacific Financial Corp. (e)	13	33
Century Bancorp Inc. - Class A	2	34
CFS Bancorp Inc.	1	6
Chemical Financial Corp.	11	231
Cheviot Financial Corp. (e)	1	11
Chicopee Bancorp Inc. (c)	3	38
China Housing & Land Development Inc. (c) (e)	11	43
Citizens & Northern Corp. (e)	5	68
Citizens Holding Co.	2	45
Citizens Inc. (c) (e)	17	108
Citizens Republic Bancorp Inc. (c) (e)	59	45
City Holdings Co. (e)	8	225
Clifton Savings Bancorp Inc. (e)	5	47
CNA Surety Corp. (c)	8	128
CNB Financial Corp.	4	65
CoBiz Financial Inc.	10	50
Cogdell Spencer Inc.	13	60
Cohen & Steers Inc. (e)	8	194
Colonial Properties Trust (e)	23	223
Colony Bankcorp Inc.	1	6
Columbia Banking System Inc.	10	172
Community Bank System Inc. (e)	16	296
Community Trust Bancorp Inc.	7	187
Compass Diversified Holdings (e)	11	118
CompuCredit Holdings Corp. (c) (e)	8	38
Conseco Inc. (c)	93	488
Consolidated-Tomoka Land Co. (e)	2	96
Cousins Properties Inc.	20	164
Crawford & Co. - Class B (c)	11	50
Credit Acceptance Corp. (c)	3	92
CVB Financial Corp. (e)	38	290
Danvers BanCorp Inc. (e)	8	107
DCT Industrial Trust Inc. (e)	99	505
Delphi Financial Group Inc.	21	474
Developers Diversified Realty Corp.	70	646
Diamond Hill Investment Group Inc. (c)	1	70
DiamondRock Hospitality Co. (c)	53	430
Dime Community Bancshares Inc.	12	138
Dollar Financial Corp. (c)	11	182
Donegal Group Inc.	5	81
Doral Financial Corp. (c) (e)	2	6
DuPont Fabros Technology Inc. (c)	13	179
Dynex Capital Inc. (e)	5	42
E*Trade Financial Corp. (c)	440	769
Eagle Bancorp Inc. (c)	4	42
East West Bancorp Inc. (e)	42	346
Eastern Insurance Holdings Inc.	3	33
EastGroup Properties Inc.	12	457
Education Realty Trust Inc.	23	138
eHealth Inc. (c) (e)	12	168
EMC Insurance Group Inc. (e)	3	55
Employer Holdings Inc. (e)	23	357
Encore Capital Group Inc. (c)	7	91
Enstar Group Ltd. (c)	3	194
Enterprise Bancorp Inc. (e)	2	29
Enterprise Financial Services Corp.	5	48
Entertainment Properties Trust (e)	17	565
Epoch Holding Corp. (e)	6	51
Equity Lifestyle Properties Inc. (e)	12	499
Equity One Inc. (e)	16	253
ESB Financial Corp.	5	65
ESSA BanCorp Inc.	7	92
EuroBancshares Inc. (c)	2	4
Evercore Partners Inc. - Class A (e)	5	153
Extra Space Storage Inc. (e)	43	449
EZCORP Inc. - Class A (c)	22	306
Farmers Capital Bank Corp. (e)	3	53
FBL Financial Group Inc. - Class A (e)	7	138
FBR Capital Markets Corp. (c)	9	56
FCStone Group Inc. (c)	13	61
FelCor Lodging Trust Inc.	32	144
Fifth Street Finance Corp. (e)	12	126
Financial Federal Corp.	12	302
Financial Institutions Inc.	5	50
First Acceptance Corp. (c) (e)	9	24
First Bancorp Inc. (e)	11	200
First Bancorp Inc. Puerto Rico (e)	38	115
First Busey Corp. (e)	12	57
First California Financial Group Inc. (c) (e)	3	13
First Cash Financial Services Inc. (c)	11	185
First Commonwealth Financial Corp.	42	239
First Community Bancshares Inc. (e)	5	58
First Defiance Financial Corp. (e)	4	53
First Financial Bancorp	18	217
First Financial Bankshares Inc. (e)	10	488
First Financial Corp. (e)	6	171
First Financial Holdings Inc. (e)	6	100
First Financial Northwest Inc.	10	55
First Financial Service Corp. (e)	2	24
First Industrial Realty Trust Inc. (e)	21	108
First Marblehead Corp. (c)	33	72
First Merchants Corp.	10	67
First Mercury Financial Corp.	7	98
First Midwest Bancorp Inc.	23	259
First of Long Island Corp. (e)	3	76
First Potomac Realty Trust	13	150
First South Bancorp Inc.	4	45
FirstMerit Corp. (e)	40	764
Flagstar Bancorp Inc. (c)	17	18
Flagstone Reinsurance Holdings Ltd.	19	219
Flushing Financial Corp.	10	114
FNB Corp.	52	370
Forestar Group Inc. (c)	17	290
Fox Chase Bancorp Inc. (c)	2	25
FPIC Insurance Group Inc. (c)	4	119
Franklin Street Properties Corp.	28	366
GAMCO Investors Inc.	4	164
German American Bancorp Inc. (e)	5	75
Getty Realty Corp. (e)	8	204
GFI Group Inc.	31	227
Glacier Bancorp Inc. (e)	29	436
Gladstone Capital Corp. (e)	10	89
Gladstone Commercial Corp.	4	51
Gladstone Investment Corp.	11	52
Glimcher Realty Trust	22	81
Gramercy Capital Corp. (c) (e)	22	54
Great Southern Bancorp Inc. (e)	5	123
Greenlight Capital Re Ltd. (c) (e)	13	251
Guaranty Bancorp (c)	25	37
Hallmark Financial Services Inc. (c)	4	34
Hampton Roads Bankshares Inc. (e)	8	23
Hancock Holding Co. (e)	12	437
Harleysville Group Inc. (e)	6	197
Harleysville National Corp.	21	110
Harris & Harris Group Inc. (c) (e)	11	72
Hatteras Financial Corp. (e)	18	528
Healthcare Realty Trust Inc. (e)	29	611
Heartland Financial USA Inc. (e)	6	92
Hercules Technology Growth Capital Inc.	17	164
Heritage Financial Corp.	2	33
Heritage Financial Group	1	8
Hersha Hospitality Trust	21	65
Highwoods Properties Inc. (e)	34	1,083
Hilltop Holdings Inc. (c) (e)	20	242
Home Bancorp Inc. (c)	4	48
Home Bancshares Inc.	7	143
Home Federal Bancorp Inc. (e)	7	85
Home Properties Inc.	16	691
Horace Mann Educators Corp.	20	273
IberiaBank Corp.	9	431
Independence Holding Co.	4	21
Independent Bank Corp.	-	-
Independent Bank Corp. (e)	10	219
Infinity Property & Casualty Corp.	7	288
Inland Real Estate Corp. (e)	35	305
International Assets Holding Corp. (c) (e)	2	38
International Bancshares Corp. (e)	25	403
Investors Bancorp Inc. (c) (e)	22	236
Investors Real Estate Trust	28	253
iStar Financial Inc. (c) (e)	50	153
JMP Group Inc. (e)	6	60
Kansas City Life Insurance Co.	2	67
Kayne Anderson Energy Development Co.	5	64
KBW Inc. (c) (e)	17	548
Kearny Financial Corp. (e)	9	89
Kentucky First Federal Bancorp (e)	1	18
K-Fed Bancorp	2	17
Kilroy Realty Corp. (e)	21	579
Kite Realty Group Trust	21	88
Knight Capital Group Inc. (c) (e)	45	981
Kohlberg Capital Corp.	10	58
LaBranche & Co. Inc. (c)	26	88
Lakeland Bancorp Inc. (e)	10	72
Lakeland Financial Corp. (e)	6	121
LaSalle Hotel Properties (e)	29	574
Legacy Bancorp Inc. (e)	3	34
Lexington Realty Trust	42	213
Life Partners Holdings Inc. (e)	3	59
LTC Properties Inc.	11	264
Macatawa Bank Corp. (c)	-	-
Maiden Holdings Ltd.	24	171
Main Street Capital Corp.	3	44
MainSource Financial Group Inc. (e)	9	63
MarketAxess Holdings Inc. (c) (e)	15	181
Max Capital Group Ltd.	22	481
MB Financial Inc.	17	349
MCG Capital Corp. (c)	31	131
Meadowbrook Insurance Group Inc.	29	212
Medallion Financial Corp.	7	60
Medical Properties Trust Inc.	38	295
Mercer Insurance Group Inc.	2	45
Merchants Bancshares Inc. (e)	2	45
Meridian Interstate BanCorp Inc. (c)	4	37
Metro Bancorp Inc. (c) (e)	3	34
MF Global Ltd. (c)	48	348
MFA Financial Inc.	135	1,076
MGIC Investment Corp. (c) (e)	61	455
Mid-America Apartment Communities Inc. (e)	13	604
Midsouth Bancorp Inc. (e)	2	27
Mission West Properties Inc.	12	78
Monmouth Real Estate Investment Corp.	9	63
Montpelier Re Holdings Ltd.	42	686
MVC Capital Inc.	11	94
Nara Bancorp Inc.	13	93
NASB Financial Inc. (e)	2	51
National Bankshares Inc.	4	92
National Financial Partners Corp. (c)	20	176
National Health Investors Inc.	13	402
National Interstate Corp. (e)	3	49
National Penn Bancshares Inc.	40	242
National Retail Properties Inc. (e)	39	834
National Western Life Insurance Co.	1	194
Navigators Group Inc. (c) (e)	6	329
NBT Bancorp Inc.	16	367
Nelnet Inc. - Class A (c)	9	112
NewAlliance Bancshares Inc. (e)	52	556
NewStar Financial Inc. (c)	13	43
NGP Capital Resources Co.	11	83
Northeast Community Bancorp Inc. (e)	3	20
Northfield Bancorp Inc.	9	117
Northrim BanCorp Inc.	3	43
NorthStar Realty Finance Corp.	30	105
Northwest Bancorp Inc.	8	187
Norwood Financial Corp. (e)	1	26
NYMAGIC Inc.	2	40
OceanFirst Financial Corp. (e)	4	48
Ocwen Financial Corp. (c)	24	271
Ohio Valley Banc Corp.	2	46
Old National Bancorp (e)	32	353
Old Point Financial Corp. (e)	1	15
Old Second Bancorp Inc. (e)	7	42
Omega Healthcare Investors Inc. (e)	40	642
Oppenheimer Holdings Inc.	4	107
optionsXpress Holdings Inc.	20	345
Oriental Financial Group Inc. (e)	12	153
Oritani Financial Corp. (e)	5	71
Orrstown Financial Services Inc. (e)	3	101
Pacific Capital Bancorp (e)	21	31
Pacific Continental Corp.	6	63
PacWest Bancorp	12	233
Park National Corp. (e)	5	304
Parkway Properties Inc.	10	206
Peapack Gladstone Financial Corp.	4	67
PennantPark Investment Corp.	11	92
Penns Woods Bancorp Inc. (e)	2	54
Pennsylvania Real Estate Investment Trust (e)	17	126
Penson Worldwide Inc. (c) (e)	9	89
Peoples Bancorp Inc.	5	63
Peoples Financial Corp. (e)	2	31
PHH Corp. (c) (e)	26	512
Phoenix Cos. Inc. (c) (e)	53	172
Pico Holdings Inc. (c)	10	337
Pinnacle Financial Partners Inc. (c) (e)	15	185
Piper Jaffray Cos. (c) (e)	9	444
Platinum Underwriters Holdings Ltd.	25	891
PMA Capital Corp. (c) (e)	15	84
PMI Group Inc. (e)	34	143
Porter Bancorp Inc. (e)	1	20
Portfolio Recovery Associates Inc. (c)	7	329
Post Properties Inc.	21	377
Potlatch Corp.	19	550
PremierWest Bancorp (e)	10	28
Presidential Life Corp. (e)	10	99
Primus Guaranty Ltd. (c)	12	50
PrivateBancorp Inc.	17	417
ProAssurance Corp. (c) (e)	16	839
Prospect Capital Corp. (e)	21	229
Prosperity Bancshares Inc. (e)	22	780
Provident Financial Holdings Inc.	1	8
Provident Financial Services Inc. (e)	28	291
Provident New York Bancorp (e)	18	176
Prudential Bancorp Inc. of Pennsylvania (e)	2	18
PS Business Parks Inc.	9	445
Pzena Investment Management Inc. (c) (e)	4	32
QC Holdings Inc.	2	11
Radian Group Inc. (e)	38	404
RAIT Financial Trust	31	91
Ramco-Gershenson Properties Trust	8	76
Redwood Trust Inc.	38	585
Renasant Corp. (e)	10	150
Republic Bancorp Inc. - Class A	4	88
Republic First Bancorp Inc. (c) (e)	3	15
Resource America Inc. - Class A	6	28
Resource Capital Corp.	13	72
Rewards Network Inc. (c)	3	39
RiskMetrics Group Inc. (c) (e)	10	149
RLI Corp. (e)	9	482
Rockville Financial Inc. (e)	4	41
Roma Financial Corp. (e)	4	53
S&T Bancorp Inc. (e)	11	141
Safeguard Scientifics Inc. (c) (e)	9	102
Safety Insurance Group Inc.	7	217
Sanders Morris Harris Group Inc. (e)	9	52
Sandy Spring Bancorp Inc. (e)	8	126
Santander BanCorp (c)	2	22
Saul Centers Inc.	3	106
SCBT Financial Corp. (e)	6	168
SeaBright Insurance Holdings Inc. (c)	10	117
Selective Insurance Group	26	408
Shore Bancshares Inc.	5	76
Sierra Bancorp	4	50
Signature Bank (c)	19	557
Simmons First National Corp. - Class A	7	201
Smithtown Bancorp Inc.	7	78
South Financial Group Inc.	65	95
Southern Community Financial Corp.	2	7
Southside Bancshares Inc. (e)	6	139
Southwest Bancorp Inc.	7	96
Sovran Self Storage Inc. (e)	11	326
State Auto Financial Corp.	7	121
State Bancorp Inc.	7	63
StellarOne Corp. (e)	11	159
Sterling Bancorp - NYS (e)	8	60
Sterling Bancshares Inc. (e)	41	297
Sterling Financial Corp. / WA (c) (e)	26	52
Stewart Information Services Corp.	8	98
Stifel Financial Corp. (c) (e)	13	732
Strategic Hotels & Resorts Inc. (c) (e)	36	92
Suffolk Bancorp (e)	5	134
Summit Financial Group Inc.	-	2
Sun Bancorp Inc. (c) (e)	6	33
Sun Communities Inc. (e)	8	168
Sunstone Hotel Investors Inc. (c)	38	267
Susquehanna Bancshares Inc. (e)	41	240
SVB Financial Group (c) (e)	16	695
SWS Group Inc.	11	164
SY Bancorp Inc. (e)	6	149
Tanger Factory Outlet Centers Inc.	19	726
Tejon Ranch Co. (c) (e)	5	139
Teton Advisors Inc. (c) (f)	-	-
Texas Capital Bancshares Inc. (c)	18	297
Thomas Weisel Partners Group Inc. (c)	10	53
TICC Capital Corp.	12	59
Tompkins Financial Corp.	4	181
Tower Bancorp Inc.	1	39
Tower Group Inc.	20	481
TowneBank (e)	10	127
TradeStation Group Inc. (c)	16	128
Transcontinental Realty Investors Inc. (c)	1	8
Tree.com Inc. (c) (e)	3	22
Triangle Capital Corp.	3	41
Trico Bancshares (e)	7	108
TrustCo Bank Corp.	36	225
Trustmark Corp. (e)	28	532
U.S. Global Investors Inc.	6	76
UCBH Holdings Inc. (e)	56	45
UMB Financial Corp. (e)	16	634
UMH Properties Inc.	4	32
Umpqua Holdings Corp.	42	446
Union Bankshares Corp.	6	80
United America Indemnity Ltd. (c)	17	128
United Bankshares Inc. (e)	19	368
United Community Banks Inc. (c)	20	101
United Financial Bancorp Inc.	7	86
United Fire & Casualty Co.	10	186
United Security Bancshares / AL (e)	3	61
Universal Health Realty Income Trust	6	179
Universal Insurance Holdings Inc. (e)	6	28
Univest Corp. of Pennsylvania	6	133
Urstadt Biddle Properties Inc. - Class A	10	141
U-Store-It Trust	33	204
Validus Holdings Ltd.	-	-
ViewPoint Financial Group (e)	5	69
Virginia Commerce Bancorp (c)	-	-
Virtus Investment Partners Inc. (c)	3	48
Walter Investment Management Corp.	9	146
Washington Banking Co. (e)	4	39
Washington Real Estate Investment Trust (e)	28	816
Washington Trust Bancorp Inc. (e)	7	116
Waterstone Financial Inc. (c)	3	17
Webster Financial Corp.	33	412
WesBanco Inc.	12	178
West Bancorp Inc. (e)	8	38
Westamerica Bancorporation (e)	14	738
Western Alliance Bancorp (c) (e)	23	146
Westfield Financial Inc. (e)	15	128
Westwood Holdings Group Inc.	3	91
Wilber Corp.	3	22
Wilshire Bancorp Inc. (e)	10	70
Winthrop Realty Trust	6	58
Wintrust Financial Corp. (e)	11	313
World Acceptance Corp. (c) (e)	8	199
WSFS Financial Corp. (e)	3	76
Yadkin Valley Financial Corp. (e)	8	36
Zenith National Insurance Corp.	18	564
		84,309
HEALTH CARE - 13.6%
Abaxis Inc. (c) (e)	10	274
Abiomed Inc. (c) (e)	15	147
Accelrys Inc. (c) (e)	13	75
Accuray Inc. (c) (e)	19	121
Acorda Therapeutics Inc. (c)	19	432
Acura Pharmaceuticals Inc. (c)	4	19
Adolor Corp. (c) (e)	21	33
Affymax Inc. (c) (e)	6	152
Affymetrix Inc. (c)	33	294
Air Methods Corp. (c) (e)	5	167
Akorn Inc. (c)	30	41
Albany Molecular Research Inc. (c)	11	95
Align Technology Inc. (c)	28	393
Alkermes Inc. (c)	46	423
Alliance HealthCare Services Inc. (c) (e)	12	70
Allied Healthcare International Inc. (c)	20	56
Allion Healthcare Inc. (c) (e)	11	62
Allos Therapeutics Inc. (c)	29	213
Almost Family Inc. (c)	3	100
Alnylam Pharmaceuticals Inc. (c)	17	386
Alphatec Holdings Inc. (c) (e)	14	65
AMAG Pharmaceuticals Inc. (c) (e)	8	352
Amedisys Inc. (c) (e)	13	582
America Service Group Inc.	4	61
American Caresource Holdings Inc. (c)	5	21
American Dental Partners Inc. (c) (e)	6	80
American Medical Systems Holdings Inc. (c)	36	608
AMERIGROUP Corp. (c) (e)	26	570
AMICAS Inc. (c)	16	56
Amicus Therapeutics Inc. (c)	7	58
AMN Healthcare Services Inc. (c)	16	148
Amsurg Corp. (c)	15	321
Analogic Corp. (e)	6	227
AngioDynamics Inc. (c) (e)	11	158
Ardea Biosciences Inc. (c)	7	134
Arena Pharmaceuticals Inc. (c) (e)	37	167
Ariad Pharmaceuticals Inc. (c)	40	89
ArQule Inc. (c)	20	89
Array BioPharma Inc. (c)	26	62
ARYx Therapeutics Inc. (c) (e)	9	29
Aspect Medical Systems Inc. (c)	8	92
Assisted Living Concepts Inc. (c) (e)	5	98
athenahealth Inc. (c) (e)	16	626
Atrion Corp.	1	103
ATS Medical Inc. (c)	25	67
Auxilium Pharmaceuticals Inc. (c)	21	711
AVANIR Pharmaceuticals (c)	32	67
AVI BioPharma Inc. (c)	34	58
BioCryst Pharmaceuticals Inc. (c) (e)	11	90
Biodel Inc. (c) (e)	6	35
BioDelivery Sciences International Inc. (c) (e)	4	20
BioMimetic Therapeutics Inc. (c) (e)	7	87
Bio-Reference Labs Inc. (c) (e)	6	191
BioScrip Inc. (c) (e)	21	144
BioSpecifics Technologies Corp. (c) (e)	2	51
BMP Sunstone Corp. (c)	15	61
Bovie Medical Corp. (c)	9	70
Bruker Corp. (c)	24	256
Cadence Pharmaceuticals Inc. (c) (e)	13	138
Cambrex Corp. (c)	16	103
Cantel Medical Corp. (c)	6	89
Capital Senior Living Corp. (c)	11	70
Caraco Pharmaceutical Laboratories Ltd. (c)	5	26
Cardiac Science Corp. (c)	11	43
CardioNet Inc. (c) (e)	13	85
Cardiovascular Systems Inc. (c) (e)	4	29
Cardium Therapeutics Inc. (c)	17	28
Catalyst Health Solutions Inc. (c) (e)	18	521
Celera Corp. (c)	39	242
Cell Therapeutics Inc. (c) (e)	244	300
Celldex Therapeutics Inc. (c) (e)	5	27
Centene Corp. (c)	21	401
Cepheid Inc. (c) (e)	27	362
Chelsea Therapeutics International Inc. (c) (e)	10	26
Chemed Corp.	11	484
Chindex International Inc. (c) (e)	6	75
Clarient Inc. (c)	13	54
Clinical Data Inc. (c) (e)	6	100
Computer Programs & Systems Inc.	5	191
Conceptus Inc. (c)	14	268
Conmed Corp. (c)	14	263
Continucare Corp. (c)	13	38
Cornerstone Therapeutics Inc. (c) (e)	3	19
Corvel Corp. (c) (e)	3	94
Cross Country Healthcare Inc. (c) (e)	15	135
CryoLife Inc. (c)	13	103
Cubist Pharmaceuticals Inc. (c)	28	567
Curis Inc. (c) (e)	28	66
Cutera Inc. (c) (e)	6	50
Cyberonics Inc. (c) (e)	13	204
Cynosure Inc. (c) (e)	6	68
Cypress Bioscience Inc. (c) (e)	18	147
Cytokinetics Inc. (c) (e)	20	104
Cytori Therapeutics Inc. (c)	13	53
Delcath Systems Inc. (c) (e)	10	49
DepoMed Inc. (c)	25	108
DexCom Inc. (c)	21	170
Dionex Corp. (c) (e)	8	545
Discovery Laboratories Inc. (c)	29	40
Durect Corp. (c)	39	104
Dyax Corp. (c) (e)	30	108
Eclipsys Corp. (c)	27	529
Electro-Optical Sciences Inc. (c)	8	74
Emergency Medical Services Corp. (c)	5	220
Emergent BioSolutions Inc. (c)	8	134
Emeritus Corp. (c) (e)	9	206
Endologix Inc. (c) (e)	23	140
Ensign Group Inc. (e)	5	71
EnteroMedics Inc. (c) (e)	7	33
Enzo Biochem Inc. (c)	15	107
Enzon Pharmaceuticals Inc. (c)	22	182
eResearch Technology Inc. (c) (e)	20	141
ev3 Inc. (c)	34	413
ExacTech Inc. (c)	4	60
Exelixis Inc. (c) (e)	50	321
Facet Biotech Corp. (c) (e)	12	200
Genomic Health Inc. (c)	7	144
Genoptix Inc. (c) (e)	8	291
Gentiva Health Services Inc. (c)	14	340
Geron Corp. (c) (e)	44	287
Greatbatch Inc. (c)	11	246
GTx Inc. (c)	9	115
Haemonetics Corp. (c)	12	700
Halozyme Therapeutics Inc. (c)	31	222
Hanger Orthopedic Group Inc. (c)	13	176
Hansen Medical Inc. (c)	13	44
Harvard Bioscience Inc. (c)	11	41
Health Grades Inc. (c)	10	52
HealthSouth Corp. (c) (e)	43	673
HealthSpring Inc. (c)	23	284
Healthways Inc. (c)	17	254
HeartWare International Inc. (c)	2	60
Hemispherx Biopharma Inc. (c) (e)	56	112
Hi-Tech Pharmacal Co. Inc. (c) (e)	4	81
HMS Holdings Corp. (c)	13	482
Home Diagnostics Inc. (c)	5	35
Human Genome Sciences Inc. (c) (e)	78	1,475
ICU Medical Inc. (c) (e)	6	221
Idenix Pharmaceuticals Inc. (c)	13	40
Idera Pharmaceuticals Inc. (c)	10	72
I-Flow Corp. (c)	12	139
Immucor Inc. (c) (e)	34	608
Immunogen Inc. (c) (e)	25	206
Immunomedics Inc. (c) (e)	33	182
Impax Laboratories Inc. (c)	30	263
Incyte Corp. (c) (e)	34	229
Infinity Pharmaceuticals Inc. (c) (e)	8	49
Insmed Inc. (c)	53	44
Inspire Pharmaceuticals Inc. (c)	26	136
Insulet Corp. (c)	12	136
Integra LifeSciences Holdings Corp. (c) (e)	9	303
InterMune Inc. (c)	19	300
Invacare Corp. (e)	14	319
inVentiv Health Inc. (c)	16	264
IPC The Hospitalist Co. Inc. (c)	8	252
IRIS International Inc. (c)	8	95
Isis Pharmaceuticals Inc. (c) (e)	45	659
Ista Pharmaceuticals Inc. (c)	17	77
Javelin Pharmaceuticals Inc. (c) (e)	22	42
Kendle International Inc. (c)	7	117
Kensey Nash Corp. (c) (e)	4	112
Kindred Healthcare Inc. (c)	19	313
KV Pharmaceutical Co. - Class A (c)	17	54
Landauer Inc.	4	243
Lannett Co. Inc. (c)	4	33
LCA-Vision Inc. (c) (e)	7	52
Lexicon Pharmaceuticals Inc. (c) (e)	37	78
LHC Group Inc. (c) (e)	8	227
Ligand Pharmaceuticals Inc. - Class B (c)	53	123
Luminex Corp. (c)	20	335
Magellan Health Services Inc. (c)	17	534
MAKO Surgical Corp. (c)	6	49
MannKind Corp. (c)	25	244
MAP Pharmaceuticals Inc. (c)	3	37
Martek Biosciences Corp. (c) (e)	16	356
Masimo Corp. (c) (e)	25	647
Matrixx Initiatives Inc. (c) (e)	4	24
Maxygen Inc. (c)	11	75
MedAssets Inc. (c) (e)	19	435
MedCath Corp. (c) (e)	7	60
Medical Action Industries Inc. (c)	7	88
Medicines Co. (c)	25	274
Medicis Pharmaceutical Corp.	29	613
Medivation Inc. (c)	14	384
MedQuist Inc. (e)	4	25
Merge Healthcare Inc. (c) (e)	11	46
Meridian Bioscience Inc.	19	481
Merit Medical Systems Inc. (c)	13	228
Metabolix Inc. (c)	9	94
Metropolitan Health Networks Inc. (c) (e)	18	39
Micromet Inc. (c)	22	145
Micrus Endovascular Corp. (c)	8	107
MiddleBrook Pharmaceuticals Inc. (c) (e)	17	20
Molecular Insight Pharmaceuticals Inc. (c)	7	40
Molina Healthcare Inc. (c)	6	129
Momenta Pharmaceuticals Inc. (c) (e)	18	186
MWI Veterinary Supply Inc. (c) (e)	5	204
Myriad Pharmaceuticals Inc. (c) (e)	11	62
Nabi Biopharmaceuticals (c)	23	82
Nanosphere Inc. (c)	7	47
National Healthcare Corp.	4	161
National Research Corp.	1	18
Natus Medical Inc. (c)	13	203
Nektar Therapeutics (c) (e)	44	427
Neogen Corp. (c) (e)	6	200
Neurocrine Biosciences Inc. (c)	19	56
NeurogesX Inc. (c)	5	37
Nighthawk Radiology Holdings Inc. (c)	10	71
NovaMed Inc. (c)	9	40
Novavax Inc. (c) (e)	31	125
NPS Pharmaceuticals Inc. (c)	22	90
NuVasive Inc. (c) (e)	18	740
NxStage Medical Inc. (c)	12	83
Obagi Medical Products Inc. (c)	9	110
Odyssey HealthCare Inc. (c)	16	196
Omnicell Inc. (c) (e)	15	165
OncoGenex Pharmaceutical Inc. (c)	2	64
Onyx Pharmaceuticals Inc. (c) (e)	30	892
Opko Health Inc. (c) (e)	18	41
Optimer Pharmaceuticals Inc. (c) (e)	14	193
OraSure Technologies Inc. (c)	22	63
Orchid Cellmark Inc. (c)	4	7
Orexigen Therapeutics Inc. (c)	10	102
Orthofix International NV (c)	8	240
Orthologic Corp. (c)	6	5
Orthovita Inc. (c) (e)	31	137
Osiris Therapeutics Inc. (c) (e)	8	52
Owens & Minor Inc. (e)	20	915
OXiGENE Inc. (c)	12	17
Pain Therapeutics Inc. (c)	16	81
Palomar Medical Technologies Inc. (c) (e)	9	149
Par Pharmaceutical Cos. Inc. (c)	16	354
Parexel International Corp. (c)	27	371
PDL BioPharma Inc. (e)	58	459
Pharmasset Inc. (c) (e)	10	208
PharMerica Corp. (c)	14	268
Phase Forward Inc. (c) (e)	20	286
Poniard Pharmaceuticals Inc. (c) (e)	12	90
Pozen Inc. (c)	13	99
Progenics Pharmaceuticals Inc. (c) (e)	12	62
Protalix BioTherapeutics Inc. (c)	18	146
Providence Services Corp. (c)	6	68
PSS World Medical Inc. (c) (e)	29	632
Psychiatric Solutions Inc. (c) (e)	27	732
Questcor Pharmaceuticals Inc. (c)	27	148
Quidel Corp. (c)	12	197
RadNet Inc. (c)	14	35
Regeneron Pharmaceuticals Inc. (c) (e)	31	592
RehabCare Group Inc. (c)	9	199
Repligen Corp. (c)	14	69
Repros Therapeutics Inc. (c)	4	4
Res-Care Inc. (c)	12	167
Rigel Pharmaceuticals Inc. (c)	18	147
Rochester Medical Corp. (c)	4	52
Rockwell Medical Technologies Inc. (c)	6	48
RTI Biologics Inc. (c)	26	111
Salix Pharmaceuticals Ltd. (c)	23	483
Sangamo Biosciences Inc. (c)	19	158
Santarus Inc. (c) (e)	27	89
Savient Pharmaceuticals Inc. (c)	30	451
SciClone Pharmaceuticals Inc. (c) (e)	16	67
Seattle Genetics Inc. (c) (e)	40	564
Sequenom Inc. (c)	29	93
SIGA Technologies Inc. (c)	13	105
Sirona Dental Systems Inc. (c)	8	238
Skilled Healthcare Group Inc. (c)	9	75
Somanetics Corp. (c)	6	89
SonoSite Inc. (c) (e)	8	210
Spectranetics Corp. (c) (e)	15	97
Spectrum Pharmaceuticals Inc. (c) (e)	17	113
StemCells Inc. (c)	54	87
Stereotaxis Inc. (c)	15	65
STERIS Corp. (e)	28	864
Sucampo Pharmaceuticals Inc. (c)	4	26
Sun Healthcare Group Inc. (c)	22	188
Sunrise Senior Living Inc. (c)	25	75
SuperGen Inc. (c)	31	83
SurModics Inc. (c)	7	182
Symmetry Medical Inc. (c)	17	175
Synovis Life Technologies Inc. (c)	5	76
Synta Pharmaceuticals Corp. (c)	8	25
Theravance Inc. (c) (e)	25	369
Thoratec Corp. (c) (e)	27	832
TomoTherapy Inc. (c)	22	96
TranS1 Inc. (c)	6	30
Transcend Services Inc. (c)	3	48
Triple-S Management Corp. (c) (e)	10	173
Universal American Corp. (c)	14	131
US Physical Therapy Inc. (c)	6	93
Utah Medical Products Inc.	1	42
Vanda Pharmaceuticals Inc. (c)	13	155
Varian Inc. (c)	14	705
Vascular Solutions Inc. (c)	7	58
Vical Inc. (c) (e)	15	63
ViroPharma Inc. (c)	37	359
Virtual Radiologic Corp. (c)	3	38
Vital Images Inc. (c)	7	85
Vivus Inc. (c)	33	350
Volcano Corp. (c) (e)	23	386
WellCare Health Plans Inc. (c)	21	511
West Pharmaceutical Services Inc. (e)	16	648
Wright Medical Group Inc. (c)	18	321
XenoPort Inc. (c)	13	274
Young Innovations Inc.	3	76
Zoll Medical Corp. (c)	10	213
ZymoGenetics Inc. (c)	18	107
		60,042
INDUSTRIALS - 15.4%
3D Systems Corp. (c) (e)	8	78
AAON Inc.	6	116
AAR Corp. (c)	18	402
ABM Industries Inc.	22	471
Acacia Research Corp. (c)	16	142
ACCO Brands Corp. (c)	28	199
Aceto Corp.	11	75
Actuant Corp. - Class A	31	497
Acuity Brands Inc. (e)	20	642
Administaff Inc.	10	274
Advanced Battery Technologies Inc. (c) (e)	22	95
Advisory Board Co. (c) (e)	8	194
AeroVironment Inc. (c)	6	174
Air Transport Services Group Inc. (c)	29	100
Aircastle Ltd.	22	216
AirTran Holdings Inc. (c)	57	355
Alamo Group Inc.	3	54
Alaska Air Group Inc. (c)	17	462
Albany International Corp.	13	252
Allegiant Travel Co. (c) (e)	8	287
Altra Holdings Inc. (c)	14	151
AMERCO (c)	5	206
American Commercial Lines Inc. (c)	4	124
American Ecology Corp.	8	158
American Railcar Industries Inc.	4	46
American Reprographics Co. (c)	17	164
American Science & Engineering Inc.	4	293
American Superconductor Corp. (c) (e)	21	709
American Woodmark Corp.	5	91
Ameron International Corp. (e)	5	317
Ampco-Pittsburgh Corp.	4	104
Amrep Corp. (c)	1	7
AO Smith Corp.	11	409
APAC Customer Services Inc. (c)	11	64
Apogee Enterprises Inc.	14	209
Applied Industrial Technologies Inc.	21	437
Applied Signal Technology Inc.	6	142
Argan Inc. (c) (e)	3	43
Argon ST Inc. (c)	6	121
Arkansas Best Corp. (e)	12	373
Ascent Solar Technologies Inc. (c) (e)	7	52
Astec Industries Inc. (c)	9	218
Astronics Corp. (c) (e)	4	38
ATC Technology Corp. (c)	9	185
Atlas Air Worldwide Holdings Inc. (c)	9	273
Avis Budget Group Inc. (c) (e)	50	668
AZZ Inc. (c)	6	234
Badger Meter Inc. (e)	7	271
Baldor Electric Co. (e)	23	620
Barnes Group Inc. (e)	22	384
Barrett Business Services Inc. (e)	3	36
Beacon Roofing Supply Inc. (c)	22	355
Belden Inc.	22	511
Blount International Inc. (c) (e)	18	171
BlueLinx Holdings Inc. (c)	5	22
Bowne & Co. Inc.	14	108
Brady Corp. - Class A	23	670
Briggs & Stratton Corp. (e)	24	460
Broadwind Energy Inc. (c)	16	124
Builders FirstSource Inc. (c) (e)	9	38
CAI International Inc. (c)	5	35
Cascade Corp. (e)	5	125
CBIZ Inc. (c) (e)	21	160
CDI Corp.	5	75
Celadon Group Inc. (c) (e)	10	115
Cenveo Inc. (c) (e)	23	158
Ceradyne Inc. (c)	12	224
Chart Industries Inc. (c)	13	290
Chase Corp.	3	32
China BAK Battery Inc. (c)	18	87
China Fire & Security Group Inc. (c)	7	138
CIRCOR International Inc.	8	227
CLARCOR Inc. (e)	25	776
Clean Harbors Inc. (c)	10	559
Colfax Corp. (c) (e)	11	118
Columbus Mckinnon Corp. (c) (e)	9	132
Comfort Systems USA Inc.	18	213
COMSYS IT Partners Inc. (c)	7	46
Consolidated Graphics Inc. (c)	5	115
Cornell Cos. Inc. (c)	5	117
Corporate Executive Board Co.	17	419
CoStar Group Inc. (c) (e)	9	388
Courier Corp.	5	74
Covenant Transportation Group Inc. (c)	1	6
CRA International Inc. (c) (e)	5	141
Cubic Corp.	7	292
Curtiss-Wright Corp.	22	751
Deluxe Corp.	24	413
Diamond Management & Technology Consultants Inc. (e)	11	72
DigitalGlobe Inc. (c)	7	167
Dollar Thrifty Automotive Group Inc. (c) (e)	11	265
Ducommun Inc.	5	93
Duff & Phelps Corp. - Class A	8	157
DXP Enterprises Inc. (c)	4	40
Dycom Industries Inc. (c)	18	227
Dynamex Inc. (c)	5	74
Dynamic Materials Corp. (e)	6	123
DynCorp International Inc. (c)	12	213
Eagle Bulk Shipping Inc. (e)	22	114
Eastern Co.	3	42
EMCOR Group Inc. (c)	32	811
Encore Wire Corp.	9	192
Ener1 Inc. (c) (e)	22	153
Energy Conversion Devices Inc. (c) (e)	22	252
Energy Recovery Inc. ©	17	100
EnergySolutions Inc.	37	343
EnerNOC Inc. (c)	6	183
EnerSys (c)	20	437
Ennis Inc.	12	197
EnPro Industries Inc. (c) (e)	9	215
ESCO Technologies Inc. (c)	13	503
Esterline Technologies Corp. (c)	14	550
Evergreen Solar Inc. (c) (e)	94	180
Exponent Inc. (c)	6	180
Federal Signal Corp.	23	165
First Advantage Corp. - Class A (c)	5	90
Flanders Corp. (c) (e)	7	38
Flow International Corp. (c)	18	46
Force Protection Inc. (c)	33	180
Forward Air Corp. (e)	14	316
Franklin Covey Co. (c)	6	33
Franklin Electric Co. Inc. (e)	11	326
FreightCar America Inc. (e)	6	137
Fuel Tech Inc. (c)	8	92
FuelCell Energy Inc. (c)	31	134
Furmanite Corp. (c) (e)	19	81
Fushi Copperweld Inc. (c)	8	68
G&K Services Inc. - Class A	9	194
Genco Shipping & Trading Ltd. (e)	12	253
GenCorp Inc. (c) (e)	27	144
Genesee & Wyoming Inc. - Class A (c)	18	545
Geo Group Inc. (c)	24	489
GeoEye Inc. (c) (e)	9	235
Gibraltar Industries Inc. (e)	13	167
Gorman-Rupp Co. (e)	7	173
GP Strategies Corp. (c)	7	52
GrafTech International Ltd. (c) (e)	58	860
Graham Corp.	5	78
Granite Construction Inc.	17	516
Great Lakes Dredge & Dock Corp.	18	126
Greenbrier Cos. Inc. (e)	8	95
Griffon Corp. (c)	22	218
GT Solar International Inc. (c)	15	86
H&E Equipment Services Inc. (c)	14	156
Harbin Electric Inc. (c)	5	88
Hawaiian Holdings Inc. (c)	24	198
Healthcare Services Group Inc. (e)	21	389
Heartland Express Inc. (e)	24	350
HEICO Corp.	11	491
Heidrick & Struggles International Inc. (e)	8	189
Heritage-Crystal Clean Inc. (c) (e)	1	15
Herley Industries Inc. (c)	6	81
Herman Miller Inc.	26	444
Hexcel Corp. (c)	46	524
Hill International Inc. (c) (e)	12	88
HNI Corp. (e)	21	502
Horizon Lines Inc. - Class A	14	90
Houston Wire & Cable Co. (e)	8	92
HUB Group Inc. - Class A (c)	18	403
Hurco Cos. Inc. (c)	3	49
Huron Consulting Group Inc. (c)	11	271
ICF International Inc. (c)	4	123
ICT Group Inc. (c)	5	48
II-VI Inc. (c) (e)	12	299
InnerWorkings Inc. (c)	14	67
Insituform Technologies Inc. - Class A (c) (e)	18	351
Insteel Industries Inc. (e)	9	108
Integrated Electrical Services Inc. (c)	4	31
Interface Inc.	25	204
Interline Brands Inc. (c) (e)	15	258
International Shipholding Corp.	3	85
JetBlue Airways Corp. (c)	122	732
John Bean Technologies Corp. (e)	14	250
Kadant Inc. (c)	6	75
Kaman Corp. - Class A	12	264
Kaydon Corp. (e)	16	525
Kelly Services Inc. - Class A	12	152
Kforce Inc. (c)	15	178
Kimball International Inc. - Class B	14	110
Knight Transportation Inc. (e)	27	455
Knoll Inc.	23	240
Korn/Ferry International (c)	21	309
K-Tron International Inc. (c)	1	111
LaBarge Inc. (c) (e)	6	65
Ladish Co. Inc. (c)	8	124
Lawson Products Inc.	2	37
Layne Christensen Co. (c)	9	295
L.B. Foster Co. (c) (e)	5	152
Lindsay Corp. (e)	6	229
LMI Aerospace Inc. (c)	4	39
LSI Industries Inc.	9	63
M&F Worldwide Corp. (c)	5	104
Marten Transport Ltd. (c)	7	125
MasTec Inc. (c)	24	297
McGrath RentCorp	11	239
Metalico Inc. (c)	14	60
Met-Pro Corp.	8	75
Michael Baker Corp. (c)	4	134
Microvision Inc. (c) (e)	35	192
Middleby Corp. (c) (e)	8	439
Miller Industries Inc. (c)	4	49
Mine Safety Appliances Co.	13	360
Mobile Mini Inc. (c) (e)	17	291
Moog Inc. - Class A (c) (e)	21	612
MPS Group Inc. (c)	44	466
Mueller Industries Inc.	18	419
Mueller Water Products Inc.	55	300
Multi-Color Corp.	5	71
MYR Group Inc. (c)	9	183
NACCO Industries Inc. - Class A	3	159
Navigant Consulting Inc. (c)	24	318
NCI Building Systems Inc. (c) (e)	11	35
Nordson Corp.	16	916
North American Galvanizing & Coating Inc. (c) (e)	6	34
Northwest Pipe Co. (c) (e)	4	148
Odyssey Marine Exploration Inc. (c)	26	49
Old Dominion Freight Line Inc. (c)	14	413
Omega Flex Inc.	1	16
On Assignment Inc. (c) (e)	19	111
Orbital Sciences Corp. (c)	28	413
Orion Energy Systems Inc. (c)	8	25
Orion Marine Group Inc. (c)	13	268
Otter Tail Corp. (e)	17	403
Pacer International Inc.	18	69
Patriot Transportation Holding Inc. (c)	1	50
Perma-Fix Environmental Services Inc. (c)	24	55
Pike Electric Corp. (c)	8	91
PMFG Inc. (c) (e)	6	73
Polypore International Inc. (c)	10	135
Portec Rail Products Inc.	3	28
Powell Industries Inc. (c)	4	139
Power-One Inc. (c)	36	70
PowerSecure International Inc. (c)	8	56
Preformed Line Products Co.	1	40
Primoris Services Corp. (e)	3	25
Quanex Building Products Corp.	18	256
Quixote Corp. (c) (e)	1	3
Raven Industries Inc.	7	200
RBC Bearings Inc. (c)	11	251
Regal-Beloit Corp. (e)	17	796
Republic Airways Holdings Inc. (c)	16	152
Resources Connection Inc. (c)	21	364
Robbins & Myers Inc. (e)	13	301
Rollins Inc.	21	404
RSC Holdings Inc. (c)	23	165
Rush Enterprises Inc. - Class A (c) (e)	16	206
Saia Inc. (c) (e)	6	101
SatCon Technology Corp. (c)	23	39
Sauer-Danfoss Inc.	7	53
Schawk Inc. (e)	7	86
School Specialty Inc. (c) (e)	9	215
Seaboard Corp.	-	209
Simpson Manufacturing Co. Inc.	19	470
SkyWest Inc.	27	455
SmartHeat Inc. (c)	3	34
Spherion Corp. (c)	24	149
Standard Parking Corp. (c)	4	63
Standard Register Co. (e)	8	48
Standex International Corp.	7	131
Stanley Inc. (c)	5	136
Steelcase Inc.	35	220
Sterling Construction Co. Inc. (c)	6	110
Sun Hydraulics Corp. (e)	6	123
Sykes Enterprises Inc. (c)	16	341
Sypris Solutions Inc.	1	3
TAL International Group Inc. (e)	7	101
Taser International Inc. (c) (e)	30	140
TBS International Ltd. (c)	6	55
Team Inc. (c) (e)	9	150
Tecumseh Products Co. (c) (e)	8	95
Teledyne Technologies Inc. (c)	18	632
Tennant Co.	9	254
Tetra Tech Inc. (c) (e)	29	775
Textainer Group Holdings Ltd. (e)	5	73
Titan International Inc.	17	148
Titan Machinery Inc. (c) (e)	6	74
Todd Shipyards Corp.	3	42
Tredegar Corp.	15	214
Trex Co. Inc. (c) (e)	7	129
TriMas Corp. (c)	7	38
Triumph Group Inc.	8	380
TrueBlue Inc. (c)	22	305
Tutor Perini Corp. (c) (e)	13	271
Twin Disc Inc.	4	55
UAL Corp. (c)	68	628
Ultralife Corp. (c)	6	36
Ultrapetrol Ltd. (c)	13	65
United Capital Corp. (c)	1	20
United Rentals Inc. (c)	30	309
United Stationers Inc. (c)	11	535
Universal Forest Products Inc.	9	370
Universal Truckload Services Inc. (e)	3	45
US Airways Group Inc. (c)	62	290
USA Truck Inc. (c)	3	43
Valence Technology Inc. (c)	25	45
Viad Corp.	10	199
Vicor Corp. (c)	9	71
Volt Information Sciences Inc. (c) (e)	6	72
VSE Corp. (e)	2	82
Waste Services Inc. (c)	11	49
Watsco Inc.	13	693
Watson Wyatt Worldwide Inc.	21	903
Watts Water Technologies Inc. (e)	14	436
Werner Enterprises Inc.	20	375
Willis Lease Finance Corp. (c)	2	28
Woodward Governor Co.	29	713
YRC Worldwide Inc. (c) (e)	29	127
		67,840
INFORMATION TECHNOLOGY - 19.1%
3Com Corp. (c) (e)	188	986
3PAR Inc. (c) (e)	13	139
ACI Worldwide Inc. (c)	17	250
Acme Packet Inc. (c)	19	195
Actel Corp. (c) (e)	12	146
ActivIdentity Corp. (c) (e)	20	56
Actuate Corp. (c)	22	127
Acxiom Corp. (c) (e)	33	317
Adaptec Inc. (c)	58	195
ADC Telecommunications Inc. (c)	47	396
ADTRAN Inc. (e)	27	660
Advanced Analogic Technologies Inc. (c)	21	84
Advanced Energy Industries Inc. (c)	16	221
Advent Software Inc. (c) (e)	7	292
Agilysys Inc. (e)	11	71
Airvana Inc. (c) (e)	12	80
American Software Inc.	11	70
Amkor Technology Inc. (c) (e)	52	356
Anadigics Inc. (c)	30	139
Anaren Inc. (c)	7	115
Anixter International Inc. (c) (e)	15	582
Applied Micro Circuits Corp. (c)	33	327
ArcSight Inc. (c) (e)	9	223
Ariba Inc. (c)	43	495
Arris Group Inc. (c)	60	783
Art Technology Group Inc. (c)	60	231
Aruba Networks Inc. (c) (e)	28	244
AsiaInfo Holdings Inc. (c)	14	289
Atheros Communications Inc. (c) (e)	30	788
ATMI Inc. (c)	15	281
Avid Technology Inc. (c) (e)	14	199
Avocent Corp. (c) (e)	21	426
Bel Fuse Inc. - Class B	5	104
Benchmark Electronics Inc. (c)	31	558
BigBand Networks Inc. (c)	17	67
Black Box Corp.	8	208
Blackbaud Inc.	21	488
Blackboard Inc. (c)	15	582
Blue Coat Systems Inc. (c)	19	436
Bottomline Technologies Inc. (c) (e)	12	152
Brightpoint Inc. (c)	24	206
Brooks Automation Inc. (c) (e)	32	248
Cabot Microelectronics Corp. (c)	12	401
CACI International Inc. - Class A (c) (e)	15	689
Callidus Software Inc. (c)	12	36
Cass Information Systems Inc.	4	114
Cavium Networks Inc. (c) (e)	18	384
Ceva Inc. (c)	11	115
Checkpoint Systems Inc. (c)	19	315
China Information Security Technology Inc. (c)	13	70
China Security & Surveillance Technology Inc. (c) (e)	15	110
China TransInfo Technology Corp. (c)	4	38
Chordiant Software Inc. (c)	14	53
Ciber Inc. (c)	32	128
Cirrus Logic Inc. (c)	32	179
Cogent Inc. (c)	20	203
Cognex Corp. (e)	19	307
Cogo Group Inc. (c)	12	73
Coherent Inc. (c) (e)	11	252
Cohu Inc.	11	149
Communications Systems Inc.	3	32
CommVault Systems Inc. (c)	20	410
Compellent Technologies Inc. (c) (e)	8	141
Computer Task Group Inc. (c)	7	54
ComScore Inc. (c)	10	180
Comtech Telecommunications Corp. (c)	14	456
Comverge Inc. (c)	10	120
Concur Technologies Inc. (c) (e)	19	770
Constant Contact Inc. (c) (e)	12	228
CPI International Inc. (c)	4	46
Cray Inc. (c) (e)	17	144
CSG Systems International Inc. (c)	17	265
CTS Corp.	16	147
CyberSource Corp. (c)	34	561
Cymer Inc. (c) (e)	14	553
Daktronics Inc.	16	135
DDi Corp. (c)	6	27
DealerTrack Holdings Inc. (c)	18	350
Deltek Inc. (c)	5	42
DemandTec Inc. (c) (e)	9	82
DG FastChannel Inc. (c) (e)	9	180
Dice Holdings Inc. (c) (e)	7	48
Digi International Inc. (c)	11	97
Digital River Inc. (c) (e)	19	748
Diodes Inc. (c)	15	272
DivX Inc. (c) (e)	15	83
Double-Take Software Inc. (c)	8	85
DSP Group Inc. (c)	12	97
DTS Inc. (c) (e)	8	224
Dynamics Research Corp. (c)	4	50
Earthlink Inc. (e)	52	435
Ebix Inc. (c)	3	176
Echelon Corp. (c)	15	195
Electro Rent Corp. (e)	9	104
Electro Scientific Industries Inc. (c) (e)	13	173
Electronics for Imaging Inc. (c)	23	263
ATMI Inc. (c)	3	24
Emcore Corp. (c)	36	46
EMS Technologies Inc. (c)	8	160
Emulex Corp. (c)	39	406
Entegris Inc. (c)	57	280
Entropic Communications Inc. (c) (e)	28	76
Epicor Software Corp. (c)	24	152
EPIQ Systems Inc. (c)	16	233
ePlus Inc. (c)	2	26
Euronet Worldwide Inc. (c)	24	570
Exar Corp. (c) (e)	16	119
ExlService Holdings Inc. (c)	7	104
Extreme Networks (c)	41	114
Fair Isaac Corp. (e)	23	498
FalconStor Software Inc. (c) (e)	18	91
FARO Technologies Inc. (c)	8	136
FEI Co. (c) (e)	18	436
FormFactor Inc. (c) (e)	24	575
Forrester Research Inc. (c)	7	199
Gartner Inc. - Class A (c)	29	528
Global Cash Access Holdings Inc. (c) (e)	19	139
Globecomm Systems Inc. (c)	10	69
GSE Systems Inc. (c)	7	44
GSI Commerce Inc. (c)	12	228
GSI Technology Inc. (c)	8	33
Hackett Group Inc. (c) (e)	19	54
Harmonic Inc. (c)	45	302
Harris Stratex Networks Inc. - Class A (c)	29	206
Heartland Payment Systems Inc.	19	272
Hittite Microwave Corp. (c) (e)	10	386
Hughes Communications Inc. (c)	4	126
i2 Technologies Inc. (c)	7	120
ICx Technologies Inc. (c) (e)	5	31
iGate Corp.	11	96
Imation Corp.	14	130
iMergent Inc.	4	28
Immersion Corp. (c) (e)	14	62
Infinera Corp. (c) (e)	41	329
infoGROUP Inc. (c)	16	112
Informatica Corp. (c) (e)	42	957
Information Services Group Inc. (c)	11	42
Infospace Inc. (c)	17	128
Innodata Isogen Inc. (c) (e)	9	75
Insight Enterprises Inc. (c)	22	265
Integral Systems Inc. (c)	8	55
Intellon Corp. (c)	9	67
Interactive Intelligence Inc. (c) (e)	6	124
InterDigital Inc. (c)	21	493
Intermec Inc. (c)	30	427
Internap Network Services Corp. (c)	26	83
Internet Brands Inc. (c) (e)	13	102
Internet Capital Group Inc. (c)	18	151
Intevac Inc. (c) (e)	11	152
iPass Inc. (c)	22	31
IPG Photonics Corp. (c) (e)	11	164
Isilon Systems Inc. (c)	12	72
Ixia (c) (e)	16	110
IXYS Corp. (c)	11	95
j2 Global Communications Inc. (c) (e)	22	501
Jack Henry & Associates Inc. (e)	41	955
JDA Software Group Inc. (c)	13	287
Kenexa Corp. (c)	11	154
Keynote Systems Inc. (c)	7	68
Knot Inc. (c) (e)	14	157
Kopin Corp. (c) (e)	32	154
Kulicke & Soffa Industries Inc. (c)	28	171
KVH Industries Inc. (c)	6	62
L-1 Identity Solutions Inc. (c)	35	247
Lattice Semiconductor Corp. (c)	53	120
Lawson Software Inc. (c)	67	420
Limelight Networks Inc. (c)	15	62
Lionbridge Technologies Inc. (c)	25	66
Liquidity Services Inc. (c) (e)	8	81
Littelfuse Inc. (c)	10	269
LivePerson Inc. (c) (e)	21	108
LoopNet Inc. (c)	13	116
Loral Space & Communications Inc. (c)	5	136
Manhattan Associates Inc. (c) (e)	11	222
Mantech International Corp. - Class A (c)	11	504
Marchex Inc. - Class B	13	65
MAXIMUS Inc.	8	386
Maxwell Technologies Inc. (c)	10	193
Measurement Specialties Inc. (c) (e)	7	68
MEMSIC Inc. (c)	7	26
Mentor Graphics Corp. (c)	44	413
MercadoLibre Inc. (c)	12	469
Mercury Computer Systems Inc. (c)	12	116
Methode Electronics Inc.	18	153
Micrel Inc.	22	178
Microsemi Corp. (c)	39	609
MicroStrategy Inc. - Class A (c)	4	311
Microtune Inc. (c) (e)	29	54
MIPS Technologies Inc. - Class A (c) (e)	23	85
MKS Instruments Inc. (c) (e)	23	451
ModusLink Global Solutions Inc. (c)	22	177
MoneyGram International Inc. (c) (e)	43	135
Monolithic Power Systems Inc. (c)	17	390
Monotype Imaging Holdings Inc. (c) (e)	10	85
Move Inc. (c)	77	208
MSC Software Corp. (c)	22	187
MTS Systems Corp. (e)	8	238
Multi-Fineline Electronix Inc. (c)	5	131
NCI Inc. (c)	3	88
Ness Technologies Inc. (c)	21	163
Net 1 UEPS Technologies Inc. (c)	19	396
Netezza Corp. (c) (e)	22	248
NetGear Inc. (c) (e)	16	301
NetLogic Microsystems Inc. (c)	9	383
NetScout Systems Inc. (c) (e)	13	170
NetSuite Inc. (c) (e)	7	114
Network Equipment Technologies Inc. (c) (e)	13	93
Neutral Tandem Inc. (c)	16	365
Newport Corp. (c) (e)	17	146
NIC Inc.	25	224
Novatel Wireless Inc. (c) (e)	15	168
NVE Corp. (c)	2	124
Omniture Inc. (c)	33	708
Omnivision Technologies Inc. (c)	25	402
Online Resources Corp. (c) (e)	12	77
OpenTable Inc. (c)	1	35
OpenTV Corp. (c) (e)	38	52
Openwave Systems Inc. (c)	42	110
Oplink Communications Inc. (c)	10	139
OPNET Technologies Inc.	6	64
Opnext Inc. (c)	13	37
OSI Systems Inc. (c)	7	134
Overland Storage Inc. (c)	2	2
Palm Inc. (c)	67	1,165
PAR Technology Corp. (c) (e)	4	23
Parametric Technology Corp. (c) (e)	56	779
Park Electrochemical Corp. (e)	10	239
ParkerVision Inc. (c) (e)	14	58
PC Connection Inc. (c) (e)	5	25
PC Mall Inc. (c)	6	39
PC-Tel Inc. (c)	10	65
Pegasystems Inc. (e)	7	246
Perficient Inc. (c)	15	123
Pericom Semiconductor Corp. (c)	12	117
Perot Systems Corp. (c)	42	1,260
Pervasive Software Inc. (c)	7	34
Phoenix Technologies Ltd. (c)	12	45
Photronics Inc. (c)	19	91
Plantronics Inc. (e)	24	639
Plexus Corp. (c)	19	493
PLX Technology Inc. (c) (e)	18	60
Polycom Inc. (c) (e)	41	1,088
Power Integrations Inc.	12	391
Powerwave Technologies Inc. (c)	61	97
Progress Software Corp. (c)	19	442
PROS Holdings Inc. (c)	9	74
QAD Inc.	6	28
Quality Systems Inc. (e)	11	707
Quantum Corp. (c)	76	96
Quest Software Inc. (c)	32	539
Rackspace Hosting Inc. (c) (e)	32	553
Radiant Systems Inc. (c)	13	140
Radisys Corp. (c)	10	91
RAE Systems Inc. (c)	18	20
RealNetworks Inc. (c)	38	142
Renaissance Learning Inc.	4	39
RF Micro Devices Inc. (c) (e)	129	703
RightNow Technologies Inc. (c) (e)	11	159
Rimage Corp. (c)	4	76
Riverbed Technology Inc. (c) (e)	27	586
Rofin-Sinar Technologies Inc. (c)	14	321
Rogers Corp. (c) (e)	8	230
Rosetta Stone Inc. (c) (e)	3	75
Rubicon Technology Inc. (c) (e)	7	99
Rudolph Technologies Inc. (c) (e)	15	111
S1 Corp. (c)	25	152
Saba Software Inc. (c) (e)	11	46
Sapient Corp. (c) (e)	40	324
SAVVIS Inc. (c)	18	283
ScanSource Inc. (c)	13	369
SeaChange International Inc. (c) (e)	15	113
Semitool Inc. (c)	11	94
Semtech Corp. (c)	30	505
ShoreTel Inc. (c) (e)	22	169
Sigma Designs Inc. (c) (e)	13	183
Silicon Graphics International Corp. (c) (e)	14	93
Silicon Image Inc. (c)	34	82
Silicon Storage Technology Inc. (c)	37	90
Skyworks Solutions Inc. (c) (e)	81	1,075
Smart Modular Technologies WWH Inc. (c)	17	83
Smith Micro Software Inc. (c) (e)	14	174
SolarWinds Inc. (c) (e)	6	135
Solera Holdings Inc. (e)	34	1,049
SonicWALL Inc. (c)	25	213
Sonus Networks Inc. (c)	95	202
Sourcefire Inc. (c) (e)	10	223
Spectrum Control Inc. (c)	6	47
SPSS Inc. (c)	9	432
SRA International Inc. - Class A (c)	20	427
SRS Labs Inc. (c)	5	38
Standard Microsystems Corp. (c)	10	243
Starent Networks Corp. (c)	19	486
StarTek Inc. (c) (e)	5	46
STEC Inc. (c) (e)	12	355
Stratasys Inc. (c) (e)	10	164
SuccessFactors Inc. (c)	19	261
Super Micro Computer Inc. (c)	10	88
Supertex Inc. (c)	5	155
support.com Inc. (c)	26	61
Switch & Data Facilities Co. Inc. (c)	10	140
Sycamore Networks Inc. (c)	91	275
Symmetricom Inc. (c)	21	110
Symyx Technologies Inc. (c)	16	106
Synaptics Inc. (c) (e)	17	421
Synchronoss Technologies Inc. (c)	10	120
SYNNEX Corp. (c) (e)	9	276
Syntel Inc.	6	293
Take-Two Interactive Software Inc. (c) (e)	40	443
Taleo Corp. (c)	15	350
Technitrol Inc.	21	191
TechTarget Inc. (c) (e)	4	24
Techwell Inc. (c)	8	87
Tekelec (c)	32	533
TeleCommunication Systems Inc. (c)	18	151
TeleTech Holdings Inc. (c)	16	273
Terremark Worldwide Inc. (c) (e)	25	157
Tessera Technologies Inc. (c)	24	660
THQ Inc. (c)	32	218
TIBCO Software Inc. (c)	85	810
Tier Technologies Inc. - Class B (c)	8	64
TiVo Inc. (c)	51	527
TNS Inc. (c)	12	325
Travelzoo Inc. (c)	2	34
Trident Microsystems Inc. (c)	29	76
TriQuint Semiconductor Inc. (c) (e)	72	555
TTM Technologies Inc. (c)	21	236
Tyler Technologies Inc. (c)	15	265
Ultimate Software Group Inc. (c) (e)	12	331
Ultratech Inc. (c)	11	147
Unica Corp. (c)	7	52
Unisys Corp. (c) (e)	183	488
United Online Inc.	41	331
Universal Display Corp. (c)	14	164
UTStarcom Inc. (c) (e)	52	108
ValueClick Inc. (c)	41	544
VASCO Data Security International Inc. (c)	12	90
Veeco Instruments Inc. (c)	15	353
VeriFone Holdings Inc. (c) (e)	36	565
ViaSat Inc. (c)	12	326
Virage Logic Corp. (c)	7	38
Virtusa Corp. (c)	6	58
Vocus Inc. (c) (e)	8	163
Volterra Semiconductor Corp. (c)	11	206
Web.com Group Inc. (c)	13	90
Websense Inc. (c)	21	356
White Electronic Designs Corp. (c) (e)	10	47
Wright Express Corp. (c)	19	552
X-Rite Inc. (c) (e)	12	23
Zixit Corp. (c) (e)	28	62
Zoran Corp. (c)	24	281
Zygo Corp. (c)	7	45
		84,173
MATERIALS - 4.3%
A. Schulman Inc.	12	231
AEP Industries Inc. (c) (e)	3	109
Allied Nevada Gold Corp. (c) (e)	21	203
AM Castle & Co.	8	78
AMCOL International Corp. (e)	12	268
American Vanguard Corp. (e)	9	76
Arch Chemicals Inc. (e)	12	355
Balchem Corp.	9	228
Boise Inc. (c) (e)	11	60
Brush Engineered Materials Inc. (c)	10	237
Buckeye Technologies Inc. (c)	19	207
BWAY Holdings Co. (c)	4	72
Calgon Carbon Corp. (c)	26	385
Century Aluminum Co. (c) (e)	23	213
China Green Agriculture Inc. (c) (e)	4	43
China Precision Steel Inc. (c) (e)	15	41
Clearwater Paper Corp. (c)	5	221
Coeur d'Alene Mines Corp. (c) (e)	36	748
Deltic Timber Corp. (e)	5	230
Domtar Corp. (c) (e)	20	720
Ferro Corp. (e)	22	198
General Moly Inc. (c)	29	92
General Steel Holdings Inc. (c) (e)	6	24
GenTek Inc. (c)	4	153
Glatfelter	22	247
Graphic Packaging Holding Co. (c)	53	121
Hawkins Inc. (e)	5	106
Haynes International Inc. (c)	6	181
HB Fuller Co.	23	482
Headwaters Inc. (c)	20	76
Hecla Mining Co. (c)	107	471
Horsehead Holding Corp. (c) (e)	17	195
ICO Inc. (c)	13	59
Innophos Holdings Inc.	9	160
Innospec Inc.	11	167
Kaiser Aluminum Corp.	8	278
KapStone Paper and Packaging Corp. (c)	9	76
Koppers Holdings Inc.	10	293
Landec Corp. (c) (e)	12	78
Louisiana-Pacific Corp. (c) (e)	49	326
LSB Industries Inc. (c)	8	127
Minerals Technologies Inc.	9	422
Myers Industries Inc.	15	159
Neenah Paper Inc.	8	89
NewMarket Corp.	5	458
NL Industries Inc. (e)	4	24
Olin Corp.	38	662
Olympic Steel Inc.	4	122
OM Group Inc. (c)	15	453
Omnova Solutions Inc. (c)	22	145
Paramount Gold and Silver Corp. (c) (e)	28	38
PolyOne Corp. (c)	44	291
Quaker Chemical Corp.	6	124
Rock-Tenn Co. - Class A	19	877
Rockwood Holdings Inc. (c)	24	496
RTI International Metals Inc. (c)	11	271
Schweitzer-Mauduit International Inc.	8	412
Sensient Technologies Corp.	24	659
ShengdaTech Inc. (c)	15	95
Silgan Holdings Inc. (e)	13	685
Solutia Inc. (c) (e)	58	666
Spartech Corp.	15	165
Stepan Co.	3	206
Stillwater Mining Co. (c)	21	139
Sutor Technology Group Ltd. (c)	7	20
Texas Industries Inc. (e)	12	484
United States Lime & Minerals Inc. (c)	1	30
Universal Stainless & Alloy Products Inc. (c)	4	65
US Concrete Inc. (c) (e)	18	31
US Gold Corp. (c) (e)	41	118
Wausau Paper Corp.	21	210
Westlake Chemical Corp. (e)	9	234
Worthington Industries Inc.	29	410
WR Grace & Co. (c) (e)	35	764
Zep Inc.	10	165
Zoltek Cos. Inc. (c)	13	137
		18,961
TELECOMMUNICATION SERVICES - 1.1%
AboveNet Inc. (c) (e)	6	297
Alaska Communications Systems Group Inc.	21	194
Arbinet Corp. (c)	2	4
Atlantic Tele-Network Inc. (e)	4	239
Cbeyond Inc. (c) (e)	11	177
Centennial Communications Corp. (c)	42	335
Cincinnati Bell Inc. (c)	106	371
Cogent Communications Group Inc. (c)	21	235
Consolidated Communications Holdings Inc.	11	176
D&E Communications Inc. (e)	8	87
FairPoint Communications Inc. (e)	28	10
General Communication Inc. - Class A (c) (e)	21	142
Global Crossing Ltd. (c)	14	195
HickoryTech Corp.	6	49
iBasis Inc. (c)	14	29
inContact Inc. (c)	12	36
Iowa Telecommunications Services Inc. (e)	15	195
iPCS Inc. (c)	8	137
NTELOS Holdings Corp.	14	252
PAETEC Holding Corp. (c)	59	227
Premiere Global Services Inc. (c)	29	242
Shenandoah Telecommunications Co.	11	200
SureWest Communications (c) (e)	7	92
Syniverse Holdings Inc. (c)	33	584
USA Mobility Inc. (e)	11	137
Virgin Mobile USA Inc. (c) (e)	18	92
		4,734
UTILITIES - 3.2%
Allete Inc.	14	477
American States Water Co.	9	329
Artesian Resources Corp. (e)	3	46
Avista Corp.	27	539
Black Hills Corp. (e)	18	463
Cadiz Inc. (c)	6	71
California Water Service Group	10	376
Central Vermont Public Service Corp.	5	106
CH Energy Group Inc.	8	344
Chesapeake Utilities Corp.	3	100
Cleco Corp. (e)	29	737
Connecticut Water Services Inc.	4	86
Consolidated Water Co. Ltd.	7	117
El Paso Electric Co. (c)	22	391
Empire District Electric Co.	16	292
Florida Public Utilities Co. (e)	3	33
IDACORP Inc. (e)	23	661
Laclede Group Inc.	11	338
MGE Energy Inc.	11	398
Middlesex Water Co.	6	96
New Jersey Resources Corp. (e)	20	744
Nicor Inc.	22	804
Northwest Natural Gas Co. (e)	13	538
NorthWestern Corp. (e)	18	429
Pennichuck Corp. (e)	2	41
Piedmont Natural Gas Co. Inc. (e)	36	854
PNM Resources Inc.	41	480
Portland General Electric Co. (e)	37	721
SJW Corp.	6	144
South Jersey Industries Inc.	14	499
Southwest Gas Corp.	22	557
Southwest Water Co. (e)	12	58
UIL Holdings Corp.	14	381
UniSource Energy Corp.	17	534
Unitil Corp. (e)	5	121
US Geothermal Inc. (c)	29	45
WGL Holdings Inc. (e)	24	808
York Water Co. (e)	6	82
		13,840

Total Common Stocks (cost $449,361)		428,565

RIGHTS - 0.0%
Center Bancorp Inc. (c) (f)	5	3

Total Rights (cost $0)		3

WARRANTS - 0.0%
GreenHunter Energy Inc. (c) (f)	-	-
Lantronix Inc. (c) (f)	-	-
Pegasus Wireless Corp. (c) (f)	1	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	2,630	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,096)		-

SHORT TERM INVESTMENTS - 31.3%

Mutual Funds - 2.5%
JNL Money Market Fund, 0.11% (a) (h)	10,861	10,861

Securities Lending Collateral - 28.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	86,162	86,162
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	39,956	39,697
		125,859
U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.09%, 12/17/09 (o)	$ 845	845

Total Short Term Investments (cost $137,824)		137,565

Total Investments - 128.7% (cost $589,281)		566,133
Other Assets and Liabilities, Net - (28.7%)		(126,190)
Total Net Assets - 100%		$ 439,943

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 9.3%
ABC-Mart Inc.	2	$ 62
Accor SA	9	503
Adidas AG	12	661
Aisin Seiki Co. Ltd.	12	285
Aristocrat Leisure Ltd.	25	117
Asics Corp.	11	102
Autogrill SpA (c)	7	88
Bayerische Motoren Werke AG	21	1,026
Benesse Corp.	5	240
Berkeley Group Holdings Plc (c)	7	100
Billabong International Ltd.	13	140
Bridgestone Corp.	38	687
British Sky Broadcasting Group Plc	74	672
Burberry Group Plc	26	208
Canon Marketing Japan Inc. (e)	4	64
Carnival Plc	10	339
Carphone Warehouse Group Plc	27	83
Casio Computer Co. Ltd. (e)	16	130
Christian Dior SA	4	408
Compagnie Financiere Richemont SA	33	925
Compagnie Generale des Etablissements Michelin	9	718
Compass Group Plc	117	712
Crown Ltd.	32	254
Daihatsu Motor Co. Ltd. (e)	12	123
Daimler AG (e)	58	2,905
Dena Co. Ltd. (e)	-	39
Denso Corp.	31	897
Dentsu Inc. (e)	11	254
Electrolux AB - Class B (c)	15	353
Esprit Holdings Ltd.	73	488
Eutelsat Communications Group SA (e)	6	188
Fairfax Media Ltd.	139	210
Fast Retailing Co. Ltd. (e)	3	392
Fiat SpA (c) (e)	48	620
Fuji Heavy Industries Ltd. (c)	41	159
Fuji Media Holdings Inc.	-	26
Genting International Plc (c) (e)	254	202
Gestevision Telecinco SA	7	86
Hakuhodo DY Holdings Inc.	2	83
Harvey Norman Holdings Ltd.	34	127
Hennes & Mauritz AB - Class B	33	1,839
Hermes International SCA (e)	3	504
Hikari Tsushin Inc.	2	44
Home Retail Group Plc	54	235
Honda Motor Co. Ltd. (e)	106	3,253
Husqvarna AB - Class B (c)	27	188
Inditex SA	14	806
InterContinental Hotels Group Plc	16	212
Isetan Mitsukoshi Holdings Ltd. (e)	22	252
Isuzu Motors Ltd. (c)	79	167
J. Front Retailing Co. Ltd. (e)	30	182
Jardine Cycle & Carriage Ltd.	8	136
JC Decaux SA (c)	5	99
Jupiter Telecommunications Co. Ltd.	-	143
Kingfisher Plc	150	511
Ladbrokes Plc	41	122
Lagardere SCA	7	340
Li & Fung Ltd.	142	572
Lifestyle International Holdings Ltd.	48	72
Lottomatica SpA	3	71
Luxottica Group SpA (c)	7	185
LVMH Moet Hennessy Louis Vuitton SA	16	1,580
M6-Metropole Television SA	4	110
Makita Corp.	7	229
Marks & Spencer Group Plc	100	578
Marui Group Co. Ltd. (e)	14	97
Mazda Motor Corp. (c)	59	132
McDonald's Holdings Co. Japan Ltd. (e)	5	90
Mediaset SpA	44	306
Mitsubishi Motors Corp. (c) (e)	221	364
Namco Bandai Holdings Inc. (e)	12	123
Next Plc	13	367
NGK Spark Plug Co. Ltd.	10	128
NHK Spring Co. Ltd. (e)	11	91
Nikon Corp. (e)	21	384
Nissan Motor Co. Ltd. (c)	160	1,081
Nisshinbo Holdings Inc. (e)	7	74
Nitori Co. Ltd.	2	200
NOK Corp. (e)	7	110
Nokian Renkaat Oyj (e)	6	144
Onward Holdings Co. Ltd. (e)	6	45
OPAP SA	15	375
Oriental Land Co. Ltd. (e)	3	211
PagesJaunes Groupe SA (e)	8	101
Panasonic Corp. (e)	126	1,859
Pearson Plc	51	630
Peugeot SA (c)	10	304
Pirelli & C. SpA (c)	132	71
PPR SA	5	629
Publicis Groupe (e)	8	309
Puma AG Rudolf Dassler Sport	-	104
Rakuten Inc.	-	296
Reed Elsevier NV	47	528
Reed Elsevier Plc	78	586
Renault SA (c)	12	559
Rinnai Corp.	3	123
Sankyo Co. Ltd.	4	219
Sanoma Oyj (e)	6	123
Sanyo Electric Co. Ltd. (c) (e)	109	259
Sega Sammy Holdings Inc.	12	153
Sekisui Chemical Co. Ltd.	29	169
Sekisui House Ltd.	31	280
SES SA	17	394
Shangri-La Asia Ltd.	78	147
Sharp Corp. (e)	63	700
Shimamura Co. Ltd.	1	128
Shimano Inc.	4	173
Singapore Press Holdings Ltd.	97	266
Sky City Entertainment Group Ltd.	38	88
Societe Television Francaise 1	8	133
Sodexo SA (e)	6	368
Sony Corp. (e)	64	1,905
Stanley Electric Co. Ltd.	9	174
Sumitomo Rubber Industries Inc. (e)	12	110
Suzuki Motor Corp. (e)	23	534
Swatch Group AG - Class B	2	464
Swatch Group AG (e)	3	114
Tabcorp Holdings Ltd.	39	246
Takashimaya Co. Ltd.	18	144
Tatts Group Ltd. (e)	80	180
Television Broadcasts Ltd.	17	73
Thomas Cook Group Plc	30	110
Toho Co. Ltd. (e)	7	124
Tokyo Broadcasting System Holdings Inc.	2	36
Toyoda Gosei Co. Ltd. (e)	4	111
Toyota Boshoku Corp. (e)	3	68
Toyota Industries Corp. (e)	11	299
Toyota Motor Corp. (e)	176	7,008
TUI AG (c)	8	87
TUI Travel Plc	32	132
USS Co. Ltd.	2	94
Vivendi SA	75	2,319
Volkswagen AG (e)	6	937
Volvo AB - Class A	29	257
Volvo AB - Class B	69	635
Whitbread Plc	10	204
Wolters Kluwer NV	18	381
WPP Plc	81	694
Yamada Denki Co. Ltd.	5	361
Yamaha Corp.	9	104
Yamaha Motor Co. Ltd. (e)	14	176
Yue Yuen Industrial Holdings Ltd.	45	125
		60,333
CONSUMER STAPLES - 9.4%
AEON Co. Ltd. (e)	39	376
Ajinomoto Co. Inc.	41	411
Anheuser-Busch InBev NV	46	2,109
Anheuser-Busch InBev NV- Strip VVPR (c)	13	-
Aryzta AG (c)	5	208
Asahi Breweries Ltd. (e)	25	459
Associated British Foods Plc	22	293
Beiersdorf AG (e)	5	319
British American Tobacco Plc	128	4,003
Cadbury Plc	88	1,126
Carlsberg A/S	7	491
Carrefour SA	41	1,844
Casino Guichard Perrachon SA	3	271
Coca-Cola Amatil Ltd.	36	310
Coca-Cola Hellenic Bottling Co. SA	11	300
Coca-Cola West Co. Ltd.	3	59
Colruyt SA (e)	1	218
Danone SA	35	2,122
Delhaize Group	7	453
Diageo Plc	160	2,454
FamilyMart Co. Ltd.	4	116
Foster's Group Ltd.	122	597
Golden Agri-Resources Ltd. (c)	393	120
Goodman Fielder Ltd.	83	123
Heineken Holding NV	7	290
Heineken NV	16	728
Henkel AG & Co. KGaA	8	304
Imperial Tobacco Group Plc	65	1,882
ITO EN Ltd.	4	81
J Sainsbury Plc	76	392
Japan Tobacco Inc.	-	992
Jeronimo Martins SGPS SA	14	127
Kao Corp. (e)	34	841
Kerry Group Plc	9	252
Kesko Oyj (e)	4	135
Kikkoman Corp. (e)	11	137
Kirin Holdings Co. Ltd.	54	828
Koninklijke Ahold NV	75	899
Lawson Inc.	4	190
Lindt & Spruengli AG (e)	-	194
Lion Nathan Ltd. (e)	19	195
L'Oreal SA	15	1,526
MEIJI Holdings Co. Ltd. (c)	4	175
Metcash Ltd.	46	183
Metro AG (e)	7	407
Nestle SA	232	9,900
Nippon Meat Packers Inc.	11	141
Nisshin Seifun Group Inc. (e)	11	153
Nissin Foods Holdings Co. Ltd.	5	184
Olam International Ltd.	74	130
Parmalat SpA	105	292
Pernod-Ricard SA	12	990
Reckitt Benckiser Group Plc	39	1,897
SABMiller Plc	60	1,456
Sapporo Holdings Ltd.	18	92
Seven & I Holdings Co. Ltd.	49	1,185
Shiseido Co. Ltd. (e)	23	401
Suedzucker AG	4	75
Swedish Match AB	16	316
Tesco Plc	505	3,226
Toyo Suisan Kaisha Ltd.	6	162
Unicharm Corp.	3	256
Unilever NV	104	3,003
Unilever Plc	82	2,335
UNY Co. Ltd.	10	74
Wesfarmers Ltd.	74	1,732
Wilmar International Ltd.	83	372
WM Morrison Supermarkets Plc	136	602
Woolworths Ltd.	79	2,031
Yakult Honsha Co. Ltd.	6	165
Yamazaki Baking Co. Ltd.	8	108
		60,818
ENERGY - 8.0%
AMEC Plc	21	251
Arrow Energy Ltd. (c)	38	142
BG Group Plc	215	3,731
BKW FMB Energie AG (e)	1	71
BP Plc	1,196	10,573
Cairn Energy Plc (c)	8	376
Caltex Australia Ltd. (c)	9	95
Cie Generale de Geophysique-Veritas (c)	9	205
Cosmo Oil Co. Ltd.	40	111
Energy Resources of Australia Ltd.	4	98
ENI SpA	166	4,159
Fugro NV	4	238
Galp Energia SGPS SA	10	166
Hellenic Petroleum SA	7	80
Idemitsu Kosan Co. Ltd.	1	100
INPEX Corp.	-	435
Japan Petroleum Exploration Co.	2	97
Lundin Petroleum AB (c)	15	122
Mongolia Energy Co. Ltd. (c)	157	56
Neste Oil Oyj (e)	8	141
Nippon Mining Holdings Inc.	57	278
Nippon Oil Corp.	79	444
OMV AG	9	371
Origin Energy Ltd.	55	791
Paladin Energy Ltd. (c)	43	171
Petrofac Ltd.	14	215
Repsol YPF SA	47	1,279
Royal Dutch Shell Plc - Class A	226	6,456
Royal Dutch Shell Plc - Class B	172	4,779
Saipem SpA	17	517
Santos Ltd.	53	709
Saras SpA (e)	18	68
SBM Offshore NV	10	211
SeaDrill Ltd. (c) (e)	18	380
Showa Shell Sekiyu KK (e)	12	132
StatoilHydro ASA	72	1,619
Technip SA	7	431
Tenaris SA	31	545
TonenGeneral Sekiyu KK (e)	18	176
Total SA	136	8,100
Tullow Oil Plc	50	907
Woodside Petroleum Ltd.	32	1,465
Repsol YPF S.A.	10	265
		51,556
FINANCIALS - 25.8%
3i Group Plc	63	291
The 77 Bank Ltd.	21	120
Acom Co. Ltd.	2	38
Admiral Group Plc	12	227
Aegon NV (c)	98	834
AEON Credit Service Co. Ltd. (e)	4	43
AEON Mall Co. Ltd.	5	111
Aioi Insurance Co. Ltd. (e)	32	163
Alleanza Assicurazioni SpA (e)	26	237
Allianz SE (e)	29	3,619
Alpha Bank AE (c)	23	423
AMP Ltd.	127	728
Anglo Irish Bank Corp. Plc (c) (f)	34	24
Aozora Bank Ltd. (c)	46	66
Ascendas Real Estate Investment Trust	86	118
Assicurazioni Generali SpA (e)	68	1,858
ASX Ltd.	11	341
Australia & New Zealand Banking Group Ltd.	149	3,209
Aviva Plc	176	1,260
AXA Asia Pacific Holdings Ltd.	65	249
AXA SA	100	2,715
Baloise Holding AG	3	296
Banca Carige SpA	37	111
Banca Monte dei Paschi di Siena SpA	144	308
Banca Popolare di Milano Scarl	23	177
Banco Bilbao Vizcaya Argentaria SA	228	4,040
Banco Comercial Portugues SA	139	205
Banco de Sabadell SA	57	424
Banco de Valencia SA	14	131
Banco Espirito Santo SA	33	231
Banco Popolare SC (c)	39	378
Banco Popular Espanol SA (e)	56	562
Banco Santander SA	521	8,377
Bank of Cyprus Public Co. Ltd.	34	260
Bank of East Asia Ltd.	96	347
Bank of Kyoto Ltd. (e)	19	175
Bank of Yokohama Ltd.	75	368
Bankinter SA	18	225
Barclays Plc (c) (e)	705	4,170
Bendigo and Adelaide Bank Ltd.	20	170
BGP Holdings Plc (c) (f) (u)	479	-
BNP Paribas	53	4,271
BOC Hong Kong Holdings Ltd.	239	525
British Land Co. Plc	55	420
CapitaLand Ltd. (e)	165	436
CapitaMall Trust	142	186
CFS Retail Property Trust	105	186
Cheung Kong Holdings Ltd.	89	1,129
China Bank Ltd.	47	291
Chinese Estates Holdings Ltd.	49	83
Chugoku Bank Ltd.	10	127
Chuo Mitsui Trust Holdings Inc. (e)	60	223
City Developments Ltd.	33	242
CNP Assurances SA	2	243
Commerzbank AG (c)	46	581
Commonwealth Bank of Australia	97	4,432
Corio NV	3	230
Credit Agricole SA (e)	57	1,195
Credit Saison Co. Ltd. (e)	9	109
Credit Suisse Group AG	72	3,992
Criteria CaixaCorp SA	52	266
Daiwa Securities Group Inc. (e)	105	542
Danske Bank A/S (c)	29	767
DBS Group Holdings Ltd.	110	1,032
Deutsche Bank AG	38	2,907
Deutsche Boerse AG	13	1,024
Deutsche Postbank AG (c)	6	200
Dexia SA (c)	33	301
Dexus Property Group	310	231
DnB NOR ASA (c)	47	550
EFG Eurobank Ergasias SA (c)	21	329
Erste Group Bank AG	11	483
Eurazeo	2	103
Exor SpA	5	89
Fonciere Des Regions	2	175
Fondiaria-Sai SpA	4	93
Fortis (c)	141	661
Friends Provident Group Plc	139	185
Fukuoka Financial Group Inc.	51	212
Gecina SA (e)	1	153
Goodman Group	393	231
GPT Group	550	332
Groupe Bruxelles Lambert SA - Strip VVPR (c)	-	-
Groupe Bruxelles Lambert SA (e)	5	483
Gunma Bank Ltd.	27	149
Hachijuni Bank Ltd.	27	152
Hammerson Plc	45	286
Hang Lung Group Ltd.	49	245
Hang Lung Properties Ltd.	134	494
Hang Seng Bank Ltd.	49	711
Hannover Rueckversicherung AG (c)	4	164
Henderson Land Development Co. Ltd.	70	461
Hiroshima Bank Ltd.	30	126
Hokuhoku Financial Group Inc.	79	185
Hong Kong Exchanges & Clearing Ltd.	66	1,187
Hopewell Holdings Ltd.	38	119
HSBC Holdings Plc	1,105	12,649
Hysan Development Co. Ltd.	42	105
Icade SA	1	126
ICAP Plc	32	219
ING Groep NV (c)	126	2,241
Insurance Australia Group Ltd.	134	448
Intesa Sanpaolo SpA (c)	493	2,181
Investec Plc	27	195
Investor AB - Class B	29	529
Iyo Bank Ltd.	14	126
Jafco Co. Ltd.	2	70
Japan Prime Realty Investment Corp.	-	90
Japan Real Estate Investment Corp.	-	221
Japan Retail Fund Investment Corp. (e)	-	125
Joyo Bank Ltd.	40	197
Julius Baer Holding AG	14	679
KBC Groep NV (c)	10	524
Kerry Properties Ltd.	45	238
Klepierre (e)	6	236
Land Securities Group Plc	49	489
Legal & General Group Plc	380	534
Lend Lease Corp. Ltd.	27	256
Leopalace21 Corp.	6	51
Liberty International Plc	28	214
Link Real Estate Investment Trust	142	313
Lloyds Banking Group Plc (c)	1,044	1,731
London Stock Exchange Group Plc	9	125
Macquarie Group Ltd.	19	989
Man Group Plc	109	576
Mapfre SA (e)	47	212
Marfin Investment Group SA (c)	42	181
Matsui Securities Co. Ltd. (e)	8	67
Mediobanca SpA	30	410
Mediolanum SpA	12	82
Mirvac Group	166	247
Mitsubishi Estate Co. Ltd. (e)	76	1,195
Mitsubishi UFJ Financial Group Inc. (e)	596	3,200
Mitsubishi UFJ Lease & Finance Co. Ltd. (e)	4	115
Mitsui Fudosan Co. Ltd. (e)	54	914
Mitsui Sumitomo Insurance Group Holdings Inc.	27	750
Mizuho Financial Group Inc.	807	1,599
Mizuho Securities Co. Ltd. (e)	38	138
Mizuho Trust & Banking Co. Ltd. (c) (e)	95	101
Muenchener Rueckversicherungs AG	13	2,109
National Australia Bank Ltd.	123	3,329
National Bank of Greece SA (c)	39	1,397
Nationale A Portefeuille	2	109
Natixis (c)	54	326
New World Development Ltd.	154	331
Nippon Building Fund Inc.	-	286
Nipponkoa Insurance Co. Ltd. (e)	41	257
Nishi-Nippon City Bank Ltd.	45	114
Nissay Dowa General Insurance Co. Ltd.	12	61
Nomura Holdings Inc. (e)	162	1,000
Nomura Real Estate Holdings Inc. (e)	6	102
Nomura Real Estate Office Fund Inc. (e)	-	120
Nordea Bank AB (e)	207	2,083
NTT Urban Development Corp. (e)	-	69
Old Mutual Plc	336	537
ORIX Corp. (e)	7	415
Oversea-Chinese Banking Corp. Ltd.	161	895
Pargesa Holding SA (e)	2	148
Perpetual Ltd.	2	83
Piraeus Bank SA (c)	20	367
Pohjola Bank Plc	10	116
Promise Co. Ltd. (c) (e)	3	17
Prudential plc (a)	162	1,556
QBE Insurance Group Ltd.	64	1,366
Raiffeisen International Bank Holding AG (e)	4	234
Resona Holdings Inc.	31	396
Royal Bank of Scotland Group Plc (c)	1,060	897
RSA Insurance Group Plc	216	463
Sampo Oyj	26	666
Sapporo Hokuyo Holdings Inc.	20	72
SBI Holdings Inc.	1	214
Schroders Plc	8	144
SCOR SE	11	297
Segro Plc	48	282
Seven Bank Ltd.	-	92
Shinsei Bank Ltd. (c) (e)	57	88
Shizuoka Bank Ltd. (e)	37	391
Singapore Exchange Ltd.	53	317
Sino Land Co.	113	202
Skandinaviska Enskilda Banken AB (c)	96	645
Societe Generale - Class A	30	2,394
Sompo Japan Insurance Inc. (e)	57	384
Sony Financial Holdings Inc.	-	144
Standard Chartered Plc	129	3,168
Standard Life Plc	141	494
Stockland	145	524
Sumitomo Mitsui Financial Group Inc. (e) (u)	58	2,026
Sumitomo Realty & Development Co. Ltd. (e)	24	430
Sumitomo Trust & Banking Co. Ltd.	92	489
Sun Hung Kai Properties Ltd.	91	1,341
Suncorp-Metway Ltd.	78	615
Suruga Bank Ltd.	14	132
Svenska Handelsbanken - Class A	32	805
Swedbank AB (c) (e)	21	199
Swire Pacific Ltd.	49	576
Swiss Life Holding AG (c) (e)	2	238
Swiss Reinsurance	22	1,002
T&D Holdings Inc.	15	402
Tokio Marine Holdings Inc.	46	1,345
Tokyo Tatemono Co. Ltd. (e)	19	92
Tokyu Land Corp.	30	120
Topdanmark A/S (c)	1	147
TrygVesta AS	2	127
UBS AG (c)	227	4,163
Unibail-Rodamco SE (e)	5	1,088
UniCredit SpA (c)	911	3,558
Unione di Banche Italiane SCPA (e)	37	571
Unipol Gruppo Finanziario SpA (c)	37	54
United Overseas Bank Ltd.	78	929
UOL Group Ltd.	35	84
Vienna Insurance Group	2	139
Westfield Group	131	1,611
Westpac Banking Corp. (e)	186	4,310
Wharf Holdings Ltd.	89	472
Wheelock & Co. Ltd.	54	177
Wing Hang Bank Ltd.	9	90
Yamaguchi Financial Group Inc.	13	135
Zurich Financial Services AG	9	2,237
		167,251
HEALTH CARE - 7.9%
Actelion Ltd. (c) (e)	7	404
Alfresa Holdings Corp.	3	102
Astellas Pharma Inc.	29	1,199
AstraZeneca Plc	93	4,147
Bayer AG (e)	49	3,387
BioMerieux SA	1	101
Celesio AG (e)	5	150
Chugai Pharmaceutical Co. Ltd.	14	283
Cie Generale d'Optique Essilor International SA (e)	13	737
Cochlear Ltd.	4	210
Coloplast A/S	2	129
CSL Ltd.	39	1,144
Daiichi Sankyo Co. Ltd.	42	872
Dainippon Sumitomo Pharma Co. Ltd. (e)	11	120
Eisai Co. Ltd. (e)	16	599
Elan Corp. Plc (c)	31	221
Fresenius Medical Care AG & Co. KGaA (e)	12	615
Fresenius SE	2	92
Getinge AB - Class B	13	221
GlaxoSmithKline Plc	331	6,512
Grifols SA	8	145
H. Lundbeck A/S	4	82
Hisamitsu Pharmaceutical Co. Inc. (e)	4	162
Ipsen SA	1	81
Kyowa Hakko Kirin Co. Ltd.	16	199
Lonza Group AG	3	320
Medipal Holdings Corp.	10	136
Merck KGaA	4	394
Mitsubishi Tanabe Pharma Corp.	15	200
Nobel Biocare Holding AG (e)	8	264
Novartis AG	135	6,759
Novo-Nordisk A/S - Class B (e)	29	1,795
Olympus Corp.	14	371
Ono Pharmaceutical Co. Ltd.	5	271
Orion Oyj (e)	6	103
Qiagen NV (c)	12	261
Roche Holding AG	45	7,253
Sanofi-Aventis SA	67	4,935
Santen Pharmaceutical Co. Ltd.	5	180
Shionogi & Co. Ltd. (e)	19	450
Shire Plc	35	613
Smith & Nephew Plc	57	513
Sonic Healthcare Ltd.	23	287
Sonova Holding AG	3	290
Straumann Holding AG	1	136
Suzuken Co. Ltd. (e)	5	157
Synthes Inc.	4	464
Taisho Pharmaceutical Co. Ltd. (e)	9	182
Takeda Pharmaceutical Co. Ltd.	48	2,000
Terumo Corp.	11	583
Tsumura & Co.	4	134
UCB SA (e)	7	277
William Demant Holding AS (c)	1	108
		51,350
INDUSTRIALS - 10.9%
A.P. Moller - Maersk A/S Class A	-	234
A.P. Moller - Maersk A/S Class B	-	488
ABB Ltd. (c)	141	2,833
Abertis Infraestructuras SA	18	416
ACS Actividades de Construccion y Servicios SA	9	485
Adecco SA	8	425
Aeroports de Paris (e)	2	168
Air France-KLM (c)	8	147
Alfa Laval AB (e)	23	264
All Nippon Airways Co. Ltd.	52	149
Alstom SA	13	926
Amada Co. Ltd.	20	135
Asahi Glass Co. Ltd.	65	525
Asciano Group (c)	169	247
Assa Abloy AB (e)	20	327
Atlantia SpA	16	383
Atlas Copco AB - Class A	43	548
Atlas Copco AB - Class B	26	291
Auckland International Airport Ltd.	43	58
BAE Systems Plc	227	1,266
Balfour Beatty Plc (e)	29	147
Bouygues SA	14	731
Brambles Ltd.	89	631
Brisa-Auto Estradas de Portugal SA	11	108
British Airways Plc (c)	36	126
Bunzl Plc	22	219
Bureau Veritas SA	3	184
Capita Group Plc	40	459
Cathay Pacific Airways Ltd. (c)	80	126
Central Japan Railway Co.	-	690
Cie de Saint-Gobain	24	1,226
Cintra Concesiones de Infraestructuras de Transporte SA	14	164
Cobham Plc	75	263
ComfortDelGro Corp. Ltd.	121	138
Cosco Corp. Singapore Ltd.	76	65
CSR Ltd.	84	139
Dai Nippon Printing Co. Ltd. (e)	35	482
Daikin Industries Ltd. (e)	15	547
Daito Trust Construction Co. Ltd.	5	218
Daiwa House Industry Co. Ltd.	31	325
Deutsche Lufthansa AG	15	265
Deutsche Post AG	54	1,019
DSV A/S (c) (e)	14	245
East Japan Railway Co.	22	1,568
Eiffage SA	3	172
European Aeronautic Defence & Space Co. NV	26	577
Experian Plc	65	546
Fanuc Ltd. (e)	12	1,103
Finmeccanica SpA	26	464
Firstgroup Plc	32	210
Fomento de Construcciones y Contratas SA	3	127
Fraport AG Frankfurt Airport Services Worldwide	2	131
Fraser and Neave Ltd.	58	162
Fuji Electric Holdings Co. Ltd. (c) (e)	40	74
Furukawa Electric Co. Ltd. (e)	42	171
G4S Plc	82	288
Gamesa Corp. Tecnologica SA	11	256
GEA Group AG	10	216
Geberit AG	3	408
Grupo Ferrovial SA (e)	4	168
GS Yuasa Corp. (e)	23	210
Hamburger Hafen und Logistik AG	1	64
Hankyu Hanshin Holdings Inc. (e)	74	355
Hino Motors Ltd. (c) (e)	13	49
Hitachi Construction Machinery Co. Ltd.	7	142
Hochtief AG	3	212
Hong Kong Aircraft Engineering Co. Ltd.	3	38
Hutchison Whampoa Ltd.	134	967
Iberia Lineas Aereas de Espana (c)	27	83
IHI Corp. (c)	88	178
Invensys Plc	50	234
ITOCHU Corp.	95	630
Japan Airlines Corp. (c)	62	91
Japan Steel Works Ltd. (e)	22	253
JGC Corp.	13	266
JS Group Corp.	15	267
JTEKT Corp. (e)	12	141
Kajima Corp. (e)	49	126
Kamigumi Co. Ltd.	16	131
Kawasaki Heavy Industries Ltd. (e)	86	218
Kawasaki Kisen Kaisha Ltd. (c) (e)	36	134
Keihin Electric Express Railway Co. Ltd. (e)	29	246
Keio Corp. (e)	36	246
Keisei Electric Railway Co. Ltd.	19	126
Keppel Corp. Ltd.	83	477
Kinden Corp.	7	59
Kintetsu Corp.	106	410
Komatsu Ltd. (e)	61	1,141
Kone Oyj	10	368
Koninklijke Boskalis Westminster NV	4	122
Koninklijke Philips Electronics NV	62	1,518
Kubota Corp.	71	591
Kuehne & Nagel International AG	3	302
Kurita Water Industries Ltd. (e)	7	251
Legrand SA	7	194
Leighton Holdings Ltd.	10	305
Macquarie Airports	46	115
Macquarie Infrastructure Group	134	175
Man AG	7	564
Marubeni Corp.	107	540
Metso Oyj (e)	8	237
Minebea Co. Ltd.	23	106
Mitsubishi Corp.	87	1,758
Mitsubishi Electric Corp. (c)	124	939
Mitsubishi Heavy Industries Ltd. (e)	196	742
Mitsubishi Logistics Corp. (e)	7	85
Mitsui & Co. Ltd.	111	1,452
Mitsui Engineering & Shipbuilding Co. Ltd. (e)	44	114
Mitsui OSK Lines Ltd. (e)	74	439
MTR Corp.	90	313
Neptune Orient Lines Ltd. (e)	66	83
NGK Insulators Ltd. (e)	16	371
Nippon Express Co. Ltd.	53	216
Nippon Sheet Glass Co. Ltd. (e)	42	140
Nippon Yusen KK	68	263
Noble Group Ltd. (e)	83	144
NSK Ltd.	30	186
NTN Corp.	32	133
NWS Holdings Ltd.	45	87
Obayashi Corp. (e)	40	175
Odakyu Electric Railway Co. Ltd. (e)	40	361
Orient Overseas International Ltd.	15	76
Orkla ASA	49	466
Panasonic Electric Works Co. Ltd. (e)	23	275
Prysmian SPA	6	108
Qantas Airways Ltd.	74	187
Randstad Holding NV (c)	7	285
Renewable Energy Corp. AS (c)	21	187
Rolls-Royce Group Plc (c)	116	875
Ryanair Holdings Plc (c)	2	9
Sacyr Vallehermoso SA	6	119
Safran SA	12	232
Sandvik AB	64	702
Scania AB (e)	20	245
Schindler Holding AG (e)	1	102
Schneider Electric SA	15	1,517
Secom Co. Ltd.	13	665
Securitas AB - Class B (e)	21	200
SembCorp Industries Ltd.	64	154
SembCorp Marine Ltd.	53	121
Serco Group Plc	30	245
SGS SA (e)	-	389
Shimizu Corp. (e)	35	138
Siemens AG (e)	53	4,869
Singapore Airlines Ltd.	35	346
Singapore Technologies Engineering Ltd.	81	158
Skanska AB	26	381
SKF AB - Class B (e)	25	396
SMC Corp. (e)	4	430
Smiths Group Plc	24	340
Societe BIC SA	2	112
Societe Des Autoroutes Paris-Rhin-Rhone	2	116
Sojitz Corp. (e)	82	157
Solarworld AG (e)	6	137
Sumitomo Corp.	71	730
Sumitomo Electric Industries Ltd.	48	623
Sumitomo Heavy Industries Ltd. (c)	38	185
Taisei Corp.	65	129
Thales SA	6	286
THK Co. Ltd.	7	145
TNT NV	23	626
Tobu Railway Co. Ltd. (e)	52	317
Tokyu Corp. (e)	74	354
Toll Holdings Ltd.	42	319
Tomkins Plc	59	177
Toppan Printing Co. Ltd. (e)	34	322
TOTO Ltd.	17	105
Toyota Tsusho Corp.	13	199
Transurban Group	70	253
Ushio Inc.	7	115
Vallourec SA	3	580
Vestas Wind Systems A/S (c)	13	924
Vinci SA	27	1,533
Wartsila Oyj (e)	5	212
West Japan Railway Co. (e)	-	398
Wolseley Plc (c)	18	444
Yamato Holdings Co. Ltd.	24	392
Zardoya Otis SA	8	179
		70,642
INFORMATION TECHNOLOGY - 4.8%
Advantest Corp. (e)	10	272
Alcatel-Lucent (c) (e)	150	670
ASM Pacific Technology Ltd.	12	82
ASML Holding NV	27	797
Atos Origin SA (c)	3	138
Autonomy Corp. Plc (c)	14	361
Brother Industries Ltd. (e)	15	177
Canon Inc.	68	2,762
Cap Gemini SA	9	488
Citizen Holdings Co. Ltd. (e)	17	95
Computershare Ltd.	27	265
Dassault Systemes SA	4	232
Elpida Memory Inc. (c) (e)	7	85
Foxconn International Holdings Ltd. (c)	138	91
FUJIFILM Holdings Corp.	31	920
Fujitsu Ltd.	117	765
Hirose Electric Co. Ltd. (e)	2	214
Hitachi High-Technologies Corp.	4	79
Hitachi Ltd. (c)	217	667
Hoya Corp.	27	631
Ibiden Co. Ltd.	8	313
Indra Sistemas SA	6	147
Infineon Technologies AG (c) (e)	70	392
Itochu Techno-Solutions Corp. (e)	2	65
Keyence Corp.	3	578
Konami Corp. (e)	5	108
Konica Minolta Holdings Inc.	31	294
Kyocera Corp.	10	947
Logitech International SA (c) (e)	12	211
Mabuchi Motor Co. Ltd.	2	87
Mitsumi Electric Co. Ltd. (e)	5	112
Murata Manufacturing Co. Ltd.	14	641
NEC Corp. (c) (e)	125	393
Neopost SA	2	178
Nidec Corp.	7	568
Nintendo Co. Ltd. (e)	6	1,640
Nippon Electric Glass Co. Ltd. (e)	23	210
Nokia Oyj	239	3,521
Nomura Research Institute Ltd.	6	140
NTT Data Corp.	-	250
Obic Co. Ltd. (e)	-	74
Omron Corp. (e)	13	247
Oracle Corp. Japan	3	116
Otsuka Corp. (e)	1	54
Ricoh Co. Ltd.	43	627
Rohm Co. Ltd.	6	434
Sage Group Plc	82	304
SAP AG (e)	55	2,674
Seiko Epson Corp. (e)	9	141
Shimadzu Corp. (e)	16	116
Shinko Electric Industries Co. Ltd. (e)	4	72
Square Enix Holdings Co. Ltd.	4	119
STMicroelectronics NV (e)	42	395
Sumco Corp. (e)	8	175
TDK Corp.	7	416
Telefonaktiebolaget LM Ericsson - Class B	191	1,919
Tokyo Electron Ltd.	11	709
Toshiba Corp. (c)	252	1,322
Trend Micro Inc. (e)	7	261
United Internet AG (c)	7	105
Yahoo! Japan Corp. (e)	1	314
Yaskawa Electric Corp. (e)	16	115
Yokogawa Electric Corp. (e)	14	123
		31,418
MATERIALS - 9.1%
Acerinox SA	8	179
Air Liquide	16	1,821
Akzo Nobel NV	15	923
Alumina Ltd. (c)	157	254
Amcor Ltd.	76	367
Anglo American Plc (c)	84	2,683
Antofagasta Plc	24	294
ArcelorMittal	55	2,055
Asahi Kasei Corp. (e)	81	412
BASF SE	59	3,128
BHP Billiton Ltd. (e)	214	7,135
BHP Billiton Plc	141	3,851
BlueScope Steel Ltd.	112	290
Boral Ltd.	36	194
Cimpor Cimentos de Portugal SGPS SA	14	116
CRH Plc	44	1,229
Daicel Chemical Industries Ltd. (e)	17	103
Daido Steel Co. Ltd.	15	54
Denki Kagaku Kogyo K K (e)	32	132
DIC Corp.	31	44
Dowa Holdings Co. Ltd.	18	109
Eramet	-	110
Eurasian Natural Resources Corp.	17	244
Fletcher Building Ltd.	40	240
Fortescue Metals Group Ltd. (c)	76	257
Fresnillo Plc	11	139
Givaudan SA	-	354
Hitachi Chemical Co. Ltd.	6	130
Hitachi Metals Ltd. (e)	10	102
Holcim Ltd. (c)	16	1,081
Holmen AB	4	100
Imerys SA (e)	2	121
Incitec Pivot Ltd.	103	257
Italcementi SpA (e)	5	75
James Hardie Industries NV (c)	29	199
JFE Holdings Inc.	32	1,083
Johnson Matthey Plc	13	293
JSR Corp. (e)	11	232
K+S AG	10	524
Kaneka Corp.	20	144
Kansai Paint Co. Ltd.	14	109
Kazakhmys Plc (c)	14	241
Kobe Steel Ltd. (c)	163	285
Koninklijke DSM NV	9	396
Kuraray Co. Ltd.	22	235
Lafarge SA	13	1,148
Linde AG	10	1,056
Lonmin Plc (c)	10	259
Maruichi Steel Tube Ltd.	2	40
Mitsubishi Chemical Holdings Corp.	79	328
Mitsubishi Gas Chemical Co. Inc. (e)	23	125
Mitsubishi Materials Corp. (c) (e)	72	199
Mitsubishi Rayon Co. Ltd.	34	117
Mitsui Chemicals Inc. (e)	34	121
Mitsui Mining & Smelting Co. Ltd. (c) (e)	35	90
Newcrest Mining Ltd.	30	855
Nippon Paper Group Inc. (e)	6	173
Nippon Steel Corp. (e)	328	1,199
Nissan Chemical Industries Ltd.	9	130
Nisshin Steel Co. Ltd. (e)	47	84
Nitto Denko Corp.	10	312
Norsk Hydro ASA (c)	45	297
Novozymes A/S (e)	3	268
Nufarm Ltd.	12	119
OJI Paper Co. Ltd. (e)	55	248
OneSteel Ltd.	81	217
Orica Ltd.	23	483
OSAKA Titanium Technologies Co. Ltd.	1	29
Outokumpu Oyj (e)	7	131
OZ Minerals Ltd. (c)	206	208
Randgold Resources Ltd.	5	351
Rautaruukki Oyj (e)	5	122
Rexam Plc	58	241
Rio Tinto Ltd.	28	1,461
Rio Tinto Plc	88	3,737
Salzgitter AG	3	245
Shin-Etsu Chemical Co. Ltd. (e)	26	1,617
Showa Denko KK (e)	76	155
Sims Metal Management Ltd.	10	195
Solvay SA (e)	4	400
SSAB Svenskt Stal AB - Class A (e)	12	186
SSAB Svenskt Stal AB - Class B	6	82
Stora Enso Oyj - Class R (c)	36	247
Sumitomo Chemical Co. Ltd.	100	417
Sumitomo Metal Industries Ltd.	218	537
Sumitomo Metal Mining Co. Ltd.	33	542
Svenska Cellulosa AB	36	491
Syngenta AG	6	1,428
Taiheiyo Cement Corp. (c)	49	65
Taiyo Nippon Sanso Corp. (e)	17	202
Teijin Ltd.	59	184
ThyssenKrupp AG	22	742
Titan Cement Co. SA	3	113
Tokuyama Corp. (e)	19	139
Tokyo Steel Manufacturing Co. Ltd. (e)	5	66
Toray Industries Inc. (e)	85	515
Tosoh Corp. (e)	28	70
Toyo Seikan Kaisha Ltd.	10	183
Ube Industries Ltd.	64	168
Umicore	7	219
UPM-Kymmene Oyj	32	383
Vedanta Resources Plc	9	275
Voestalpine AG	7	258
Wacker Chemie AG (e)	1	164
Xstrata Plc (c)	122	1,801
Yamato Kogyo Co. Ltd. (e)	3	85
Yara International ASA	12	388
		59,034
TELECOMMUNICATION SERVICES - 5.7%
Belgacom SA	9	364
BT Group Plc	498	1,034
Cable & Wireless Plc	155	356
Deutsche Telekom AG (e)	181	2,477
Elisa Oyj	8	165
France Telecom SA	117	3,119
Hellenic Telecommunications Organization SA	15	254
Iliad SA	1	126
KDDI Corp.	-	1,054
Koninklijke KPN NV	110	1,822
Millicom International Cellular SA (c)	5	360
Mobistar SA	2	129
Nippon Telegraph & Telephone Corp.	33	1,543
NTT DoCoMo Inc.	1	1,575
PCCW Ltd.	177	45
Portugal Telecom SGPS SA	38	401
Singapore Telecommunications Ltd.	512	1,180
SoftBank Corp. (e)	49	1,068
StarHub Ltd.	28	43
Swisscom AG	2	556
Tele2 AB	20	266
Telecom Corp. of New Zealand Ltd.	115	221
Telecom Italia SpA	644	1,131
Telefonica SA	270	7,462
Telekom Austria AG	21	378
Telenor ASA (c)	54	629
TeliaSonera AB	144	949
Telstra Corp. Ltd.	283	817
Vodafone Group Plc	3,352	7,511
		37,035
UTILITIES - 5.9%
A2A SpA (e)	64	125
Acciona SA	2	223
ACEA SpA	6	72
AGL Energy Ltd.	29	346
Centrica Plc	328	1,320
Cheung Kong Infrastructure Holdings Ltd.	29	104
Chubu Electric Power Co. Inc. (e)	43	1,035
Chugoku Electric Power Co. Inc. (e)	17	376
CLP Holdings Ltd.	128	871
Contact Energy Ltd. (c)	18	76
Drax Group Plc	23	175
E.ON AG	121	5,151
EDP Renovaveis SA (c)	14	151
Electric Power Development Co. Ltd.	8	264
Electricite de France SA	15	904
Enagas SA	11	235
Enel SpA	421	2,673
Energias de Portugal SA	118	542
Fortum Oyj	28	714
Gas Natural SDG SA	14	302
GDF Suez	77	3,426
Hokkaido Electric Power Co. Inc. (e)	12	246
Hokuriku Electric Power Co.	12	295
Hong Kong & China Gas Co. Ltd.	250	632
Hongkong Electric Holdings Ltd.	88	480
Iberdrola Renovables SA	52	255
Iberdrola SA	235	2,309
International Power Plc	99	456
Kansai Electric Power Co. Inc.	49	1,187
Kyushu Electric Power Co. Inc. (e)	24	544
National Grid Plc	156	1,506
Osaka Gas Co. Ltd. (e)	126	442
Public Power Corp. SA (c)	7	161
Red Electrica Corp. SA	7	361
RWE AG	27	2,489
Scottish & Southern Energy Plc	59	1,108
Severn Trent Plc	15	225
Shikoku Electric Power Co. Inc. (e)	11	342
Snam Rete Gas SpA	97	473
SP AusNet	67	52
Suez Environnement SA (e)	18	400
Terna Rete Elettrica Nazionale SpA	80	313
Toho Gas Co. Ltd.	29	131
Tohoku Electric Power Co. Inc. (e)	27	599
Tokyo Electric Power Co. Inc. (e)	78	2,046
Tokyo Gas Co. Ltd.	146	607
United Utilities Group Plc	42	304
Veolia Environnement	24	932
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	5	250
		38,230

Total Common Stocks (cost $648,631)		627,667

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Bayerische Motoren Werke AG - PFD	3	99
Porsche Automobil Holding SE	6	447
Volkswagen AG	7	774
		1,320
CONSUMER STAPLES - 0.2%
Henkel AG & Co. KGaA (e)	12	498
Lindt & Spruengli AG	-	119
		617
FINANCIALS - 0.0%
Intesa Sanpaolo SpA	62	219

HEALTH CARE - 0.0%
Fresenius SE	5	303

INDUSTRIALS - 0.0%
Schindler Holding AG	3	205

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RNC	385	473

UTILITIES - 0.0%
RWE AG	2	204

Total Preferred Stocks (cost $3,450)		3,341

RIGHTS - 0.0%
BNP Paribas (c)	53	116
Dowa Mining Co. Ltd. (c) (f)	10	-
Fortis - Rights (c) (f)	101	-
Genting Singapore Plc (c)	51	11
Swedbank AB (c)	21	41

Total Rights (cost $86)		168

WARRANTS - 0.0%
Mediobanca SpA (c) (f)	29	9

Total Warrants (cost $0)		9

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,711	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,711)		-

SHORT TERM INVESTMENTS - 17.7%
Mutual Funds - 2.0%
JNL Money Market Fund, 0.11% (a) (h)	12,994	12,994

Securities Lending Collateral - 15.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	79,247	79,247
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	21,085	20,948
		100,195
U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.09%, 12/17/09 (o)	$ 1,065	1,065

Total Short Term Investments (cost $114,391)		114,254

Total Investments - 115.0% (cost $768,269)		745,439
Other Assets and Liabilities, Net - (15.0%)		(97,004)
Total Net Assets - 100%		$ 648,435

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.6%
Banc of America Commercial Mortgage Inc. REMIC, 5.12%, 07/11/43	$ 150	$ 155
Banc of America Commercial Mortgage Inc. REMIC, 5.93%, 05/10/45 (i)	1,500	1,442
Banc of America Commercial Mortgage Inc. REMIC, 5.96%, 05/10/45 (i)	550	426
Banc of America Commercial Mortgage Inc. REMIC, 4.89%, 07/10/45	370	371
Banc of America Commercial Mortgage Inc. REMIC, 5.45%, 01/15/49	200	193
Banc of America Commercial Mortgage Inc. REMIC, 5.45%, 01/15/49	1,500	1,326
Banc of America Commercial Mortgage Inc. REMIC, 5.48%, 01/15/49 (i)	350	238
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.21%, 02/11/44	260	262
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.91%, 06/11/40 (i)	300	274
Capital Auto Receivables Asset Trust, 5.21%, 03/17/14	500	526
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	1,065
Chase Issuance Trust, 4.65%, 12/17/12	95	99
Citigroup Commercial Mortgage Trust REMIC, 5.25%, 04/15/40 (i)	250	251
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.62%, 10/15/48	250	231
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.65%, 10/15/48	500	371
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	196
Credit Suisse Mortgage Capital Certificates REMIC, 5.45%, 01/15/49 (i)	500	498
CS First Boston Mortgage Securities Corp. REMIC, 5.42%, 05/15/36 (i)	350	357
CS First Boston Mortgage Securities Corp. REMIC, 4.83%, 04/15/37	680	652
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	800	788
CS First Boston Mortgage Securities Corp. REMIC, 5.10%, 08/15/38 (i)	350	347
GE Capital Commercial Mortgage Corp. REMIC, 5.51%, 11/10/45 (i)	200	169
GMAC Commercial Mortgage Securities Inc. REMIC, 5.04%, 12/10/41 (i)	75	34
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	500	443
Greenwich Capital Commercial Funding Corp. REMIC, 4.57%, 08/10/42	500	496
GS Mortgage Securities Corp. II REMIC, 5.56%, 11/10/39	400	352
GS Mortgage Securities Corp. II REMIC, 6.00%, 08/10/45 (i)	850	702
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.82%, 05/12/34	89	92
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.45%, 01/12/38	400	402
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.88%, 01/12/38 (i)	500	513
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.57%, 03/11/39 (i)	500	504
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.77%, 03/12/39	500	516
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.56%, 06/12/41 (i)	850	837
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.74%, 07/15/42	500	488
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.98%, 07/15/42 (i)	125	50
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	278	257
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.42%, 01/15/49	250	211
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.94%, 02/12/49 (i)	200	171
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.79%, 02/12/51 (i)	521	454
LB-UBS Commercial Mortgage Trust REMIC, 3.85%, 05/15/27	235	236
LB-UBS Commercial Mortgage Trust REMIC, 3.97%, 03/15/29	250	243
LB-UBS Commercial Mortgage Trust REMIC, 5.59%, 06/15/31	75	78
LB-UBS Commercial Mortgage Trust REMIC, 4.17%, 05/15/32	165	163
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	330	277
Mellon GSL Reinvestment Trust II (d) (f) (u)	2,182	-
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	228
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.65%, 02/12/39 (i)	250	237
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.41%, 07/12/46 (i)	200	179
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.17%, 12/12/49	200	168
Morgan Stanley Capital I REMIC, 5.81%, 06/12/12 (i)	400	383
Morgan Stanley Capital I REMIC, 5.81%, 03/12/17 (i)	400	331
Morgan Stanley Capital I REMIC, 4.80%, 01/13/41	250	244
Morgan Stanley Capital I REMIC, 5.33%, 11/12/41	250	227
Morgan Stanley Capital I REMIC, 5.94%, 10/15/42 (i)	270	254
Morgan Stanley Capital I REMIC, 5.41%, 03/15/44	350	237
Wachovia Bank Commercial Mortgage Trust REMIC, 4.44%, 11/15/34	113	115
Wachovia Bank Commercial Mortgage Trust REMIC, 5.22%, 01/15/41	100	97
Wachovia Bank Commercial Mortgage Trust REMIC, 5.41%, 07/15/41 (i)	250	250
Wachovia Bank Commercial Mortgage Trust REMIC, 4.89%, 10/15/41	200	110
Wachovia Bank Commercial Mortgage Trust REMIC, 4.90%, 10/15/41 (i)	500	367
Wachovia Bank Commercial Mortgage Trust REMIC, 5.12%, 07/15/42 (i)	410	399
Wachovia Bank Commercial Mortgage Trust REMIC, 5.25%, 12/15/43	500	479
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	200	152
Wachovia Bank Commercial Mortgage Trust REMIC, 5.53%, 12/15/44 (i)	200	143
Wachovia Bank Commercial Mortgage Trust REMIC, 5.42%, 01/15/45 (i)	350	319
Wachovia Bank Commercial Mortgage Trust REMIC, 6.19%, 06/15/45 (i)	500	321
Wachovia Bank Commercial Mortgage Trust REMIC, 5.57%, 10/15/48	250	219

Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,682)		23,215

CORPORATE BONDS AND NOTES - 21.5%
CONSUMER DISCRETIONARY - 1.3%
CBS Corp., 7.88%, 07/30/30 (e)	125	119
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	92	107
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	500	642
Comcast Corp., 5.30%, 01/15/14	500	535
Comcast Corp., 6.50%, 01/15/15	50	56
Comcast Corp., 5.65%, 06/15/35	100	97
Comcast Corp., 6.50%, 11/15/35	100	107
Comcast Corp., 6.95%, 08/15/37 (e)	100	112
COX Communications Inc., 5.45%, 12/15/14	150	161
Daimler Finance North America LLC, 7.75%, 01/18/11	250	265
Daimler Finance North America LLC, 6.50%, 11/15/13	100	108
Daimler Finance North America LLC, 8.50%, 01/18/31	50	59
Fortune Brands Inc., 5.38%, 01/15/16	250	250
Grupo Televisa SA, 6.63%, 03/18/25	100	99
Historic TW Inc., 6.63%, 05/15/29	100	103
Home Depot Inc., 5.25%, 12/16/13 (e)	250	266
Home Depot Inc., 5.88%, 12/16/36	250	243
Johnson Controls Inc., 5.50%, 01/15/16	250	259
Lowe's Cos. Inc., 5.50%, 10/15/35	150	154
McDonald's Corp., 5.35%, 03/01/18	300	327
News America Inc., 5.30%, 12/15/14	175	188
News America Inc., 6.20%, 12/15/34	50	49
News America Inc., 6.40%, 12/15/35	100	101
Omnicom Group Inc., 5.90%, 04/15/16	250	264
Target Corp., 5.88%, 07/15/16	250	276
Target Corp., 7.00%, 07/15/31	100	113
Target Corp., 6.50%, 10/15/37	300	336
Thomson Reuters Corp., 6.50%, 07/15/18	500	565
Time Warner Cable Inc., 6.20%, 07/01/13	700	763
Time Warner Cable Inc., 5.85%, 05/01/17	150	158
Time Warner Cable Inc., 8.75%, 02/14/19	169	208
Time Warner Cable Inc., 6.55%, 05/01/37	250	266
Time Warner Inc., 6.75%, 04/15/11	250	267
Time Warner Inc., 5.88%, 11/15/16 (e)	350	371
Time Warner Inc., 7.63%, 04/15/31	250	280
Viacom Inc., 6.25%, 04/30/16	250	270
Walt Disney Co., 7.00%, 03/01/32	50	61
Yum! Brands Inc., 8.88%, 04/15/11	50	54
		8,659
CONSUMER STAPLES - 1.4%
Altria Group Inc., 8.50%, 11/10/13 (e)	500	580
Altria Group Inc., 9.70%, 11/10/18	500	621
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16	100	103
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	379
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	78
Coca-Cola Co., 5.75%, 03/15/11	250	266
Coca-Cola Enterprises Inc., 7.13%, 08/01/17 (e)	100	119
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	250	336
ConAgra Foods Inc., 7.00%, 04/15/19	300	354
CVS Caremark Corp., 5.75%, 08/15/11	350	374
CVS Caremark Corp., 6.13%, 08/15/16 (e)	250	274
Diageo Capital Plc, 7.38%, 01/15/14	395	458
Diageo Investment Corp., 8.00%, 09/15/22	100	123
General Mills Inc., 6.00%, 02/15/12	100	109
General Mills Inc., 5.65%, 09/10/12	500	546
Kellogg Co., 6.60%, 04/01/11	250	268
Kimberly-Clark Corp., 5.63%, 02/15/12	250	269
Kraft Foods Inc., 6.50%, 11/01/31	100	104
Kraft Foods Inc., 7.00%, 08/11/37	100	111
Kraft Foods Inc., 6.88%, 02/01/38	150	165
Kroger Co., 5.50%, 02/01/13	100	107
Kroger Co., 7.50%, 04/01/31	150	186
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	93
PepsiCo Inc., 5.15%, 05/15/12	300	326
PepsiCo Inc., 7.90%, 11/01/18	250	316
Philip Morris International Inc., 6.88%, 03/17/14	500	571
Philip Morris International Inc., 5.65%, 05/16/18 (e)	250	266
Procter & Gamble Co., 4.95%, 08/15/14	150	165
Procter & Gamble Co., 5.55%, 03/05/37	100	108
Reynolds American Inc., 7.63%, 06/01/16 (e)	250	268
Safeway Inc., 5.80%, 08/15/12	100	108
Sara Lee Corp., 6.25%, 09/15/11	75	80
Wal-Mart Stores Inc., 4.55%, 05/01/13	100	108
Wal-Mart Stores Inc., 5.80%, 02/15/18	350	393
Wal-Mart Stores Inc., 7.55%, 02/15/30	300	386
		9,118
ENERGY - 1.9%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	115
Anadarko Petroleum Corp., 5.95%, 09/15/16	100	106
Anadarko Petroleum Corp., 6.45%, 09/15/36	150	155
Apache Corp., 5.25%, 04/15/13	250	268
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	151
Centerpoint Energy Transition Co. LLC, 5.17%, 08/01/19	741	805
Chevron Corp., 3.45%, 03/03/12	800	833
Conoco Funding Co., 7.25%, 10/15/31	75	90
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	235
ConocoPhillips, 6.65%, 07/15/18	75	87
ConocoPhillips, 6.50%, 02/01/39	300	346
Devon Energy Corp., 7.95%, 04/15/32 (e)	100	125
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	124
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	228
EnCana Corp., 6.50%, 08/15/34	100	110
Energy Transfer Partners LP, 5.95%, 02/01/15	250	262
Energy Transfer Partners LP, 7.50%, 07/01/38	200	231
Enterprise Products Operating LLC, 5.60%, 10/15/14	25	27
Enterprise Products Operating LLC, 6.88%, 03/01/33 (e)	25	28
Halliburton Co., 7.45%, 09/15/39 (e)	250	317
Hess Corp., 6.65%, 08/15/11	275	295
Hess Corp., 7.30%, 08/15/31	35	39
Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	225	242
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	75	78
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	150	157
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	500	546
Marathon Oil Corp., 6.13%, 03/15/12	200	216
Marathon Oil Corp., 5.90%, 03/15/18	250	261
Nexen Inc., 5.88%, 03/10/35	50	46
Nexen Inc., 6.40%, 05/15/37	100	97
Noble Energy Inc., 8.25%, 03/01/19	300	362
Occidental Petroleum Corp., 6.75%, 01/15/12 (e)	50	55
ONEOK Partners LP, 6.65%, 10/01/36	150	160
Petrobras International Finance Co., 6.13%, 10/06/16 (e)	100	107
Petrobras International Finance Co., 5.88%, 03/01/18 (e)	150	156
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	145
Petro-Canada, 7.00%, 11/15/28	75	80
Shell International Finance BV, 5.63%, 06/27/11	250	270
Shell International Finance BV, 5.20%, 03/22/17	250	272
Southern Natural Gas Co., 5.90%, 04/01/17 (k) (t) (v)	250	257
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	295
StatoilHydro ASA, 5.25%, 04/15/19	500	541
Suncor Energy Inc., 5.95%, 12/01/34	100	99
Suncor Energy Inc., 6.50%, 06/15/38	300	310
TransCanada Pipelines Ltd., 6.50%, 08/15/18	700	789
TransCanada Pipelines Ltd., 6.20%, 10/15/37	100	110
Transocean Inc., 6.80%, 03/15/38	150	172
Valero Energy Corp., 6.88%, 04/15/12	500	538
Valero Energy Corp., 7.50%, 04/15/32	100	99
Weatherford International Inc., 6.35%, 06/15/17	250	266
Williams Cos. Inc., 8.75%, 03/15/32 (k)	250	287
XTO Energy Inc., 4.90%, 02/01/14	75	77
XTO Energy Inc., 6.75%, 08/01/37	350	389
		12,456
FINANCIALS - 9.4%
Aegon NV, 4.75%, 06/01/13	150	151
Allstate Corp., 6.13%, 02/15/12	75	80
Allstate Corp., 5.35%, 06/01/33	75	73
Allstate Corp., 5.55%, 05/09/35	100	101
American Express Co., 4.88%, 07/15/13	250	258
American Express Co., 6.15%, 08/28/17 (e)	250	263
American Express Co., 8.15%, 03/19/38	100	122
American International Group Inc., 4.25%, 05/15/13 (k)	500	416
American International Group Inc., 5.85%, 01/16/18	200	145
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	200
Asian Development Bank, 3.63%, 09/05/13	500	516
Asian Development Bank, 4.25%, 10/20/14	250	264
Assurant Inc., 6.75%, 02/15/34	100	84
AXA SA, 8.60%, 12/15/30	100	104
Bank of America Corp., 1.70%, 12/23/10	1,000	1,012
Bank of America Corp., 3.13%, 06/15/12	400	416
Bank of America Corp., 4.88%, 09/15/12	150	154
Bank of America Corp., 5.75%, 12/01/17	175	175
Bank of America Corp., 5.65%, 05/01/18	1,000	987
Bank of America Corp., 5.49%, 03/15/19	200	186
Bank of America Credit Card Trust, 4.72%, 5/15/13	250	261
Bank of America NA, 6.00%, 10/15/36	250	246
Barclays Bank Plc, 5.45%, 09/12/12 (e)	500	537
Barclays Bank Plc, 6.86% (callable at 100 beginning 06/15/32) (p) (t) (v)	50	38
BB&T Capital Trust I, 5.85%, 08/18/35	100	86
BB&T Capital Trust II, 6.75%, 06/07/36	150	140
BB&T Corp., 6.50%, 08/01/11	75	79
Bear Stearns Cos. Inc., 5.70%, 11/15/14	200	214
Berkshire Hathaway Finance Corp., 4.60%, 05/15/13	100	106
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	264
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	100	108
Boeing Capital Corp., 6.10%, 03/01/11	250	266
Boeing Capital Corp., 5.80%, 01/15/13	125	137
Boston Properties LP, 6.25%, 01/15/13	150	156
Burlington Resources Finance Co., 7.20%, 08/15/31	100	119
Camden Property Trust, 5.00%, 06/15/15	100	95
Capital One Bank USA NA, 6.50%, 06/13/13	250	267
Capital One Financial Corp., 5.70%, 09/15/11	250	261
Capital One Financial Corp., 6.15%, 09/01/16	250	245
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	104
Chubb Corp., 5.20%, 04/01/13	100	106
Cincinnati Financial Corp., 6.13%, 11/01/34	100	81
Citigroup Funding Inc., 1.38%, 05/05/11 (e)	1,000	1,007
Citigroup Inc., 6.00%, 02/21/12	350	364
Citigroup Inc., 2.13%, 04/30/12 (e)	1,000	1,014
Citigroup Inc., 6.50%, 08/19/13	500	525
Citigroup Inc., 5.00%, 09/15/14	400	381
Citigroup Inc., 5.85%, 08/02/16 (e)	250	244
Citigroup Inc., 5.50%, 02/15/17 (e)	350	326
Citigroup Inc., 6.00%, 08/15/17	250	247
Citigroup Inc., 6.13%, 11/21/17	700	695
Citigroup Inc., 8.50%, 05/22/19	350	395
Citigroup Inc., 6.00%, 10/31/33	50	42
Corp. Andina de Fomento, 6.88%, 03/15/12 (e)	150	162
Credit Suisse New York, 5.50%, 05/01/14	1,200	1,289
Credit Suisse USA Inc., 6.13%, 11/15/11	100	108
Credit Suisse USA Inc., 6.50%, 01/15/12	250	271
Credit Suisse USA Inc., 5.13%, 08/15/15	200	211
Credit Suisse USA Inc., 7.13%, 07/15/32 (e)	100	119
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (t) (v)	250	254
ERP Operating LP, 5.25%, 09/15/14	50	51
ERP Operating LP, 5.75%, 06/15/17	150	149
European Investment Bank, 3.13%, 07/15/11 (e)	1,000	1,038
European Investment Bank, 2.00%, 02/10/12	1,600	1,623
European Investment Bank, 4.63%, 03/21/12	200	215
European Investment Bank, 4.63%, 05/15/14	150	163
European Investment Bank, 4.88%, 02/16/16	250	274
European Investment Bank, 5.13%, 09/13/16 (e)	500	553
Export-Import Bank of Korea, 5.13%, 03/16/15	200	204
Fifth Third Bancorp, 6.25%, 05/01/13 (e)	300	309
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (i)	200	135
General Electric Capital Corp., 4.88%, 10/21/10	250	258
General Electric Capital Corp., 1.63%, 01/07/11 (e)	200	202
General Electric Capital Corp., 3.00%, 12/09/11	500	517
General Electric Capital Corp., 5.88%, 02/15/12	250	266
General Electric Capital Corp., 5.25%, 10/19/12	400	423
General Electric Capital Corp., 5.45%, 01/15/13	1,000	1,054
General Electric Capital Corp., 5.00%, 01/08/16 (e)	100	100
General Electric Capital Corp., 5.63%, 09/15/17	200	203
General Electric Capital Corp., 5.63%, 05/01/18 (e)	700	697
General Electric Capital Corp., 6.75%, 03/15/32	850	868
General Electric Capital Corp., 5.88%, 01/14/38	100	92
General Electric Capital Corp., 6.38%, 11/15/67 (i)	500	414
Goldman Sachs Group Inc., 1.63%, 07/15/11	300	303
Goldman Sachs Group Inc., 3.25%, 06/15/12	400	417
Goldman Sachs Group Inc., 5.45%, 11/01/12	1,000	1,071
Goldman Sachs Group Inc., 5.25%, 04/01/13 (e)	100	106
Goldman Sachs Group Inc., 5.13%, 01/15/15	200	209
Goldman Sachs Group Inc., 5.75%, 10/01/16	250	262
Goldman Sachs Group Inc., 6.25%, 09/01/17	200	212
Goldman Sachs Group Inc., 5.95%, 01/18/18	300	311
Goldman Sachs Group Inc., 6.15%, 04/01/18	75	79
Goldman Sachs Group Inc., 5.95%, 01/15/27	250	240
Goldman Sachs Group Inc., 6.13%, 02/15/33	250	267
Goldman Sachs Group Inc., 6.75%, 10/01/37	200	206
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	62
HCP Inc., 6.00%, 01/30/17	150	140
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (e) (i)	250	188
HSBC Finance Corp., 5.25%, 01/14/11 (e)	500	514
HSBC Finance Corp., 4.75%, 07/15/13 (e)	1,000	1,017
HSBC Holdings Plc, 5.25%, 12/12/12	200	212
HSBC Holdings Plc, 7.63%, 05/17/32	150	175
HSBC Holdings Plc, 6.50%, 05/02/36	150	163
Inter-American Development Bank, 4.38%, 09/20/12	500	534
Inter-American Development Bank, 5.13%, 09/13/16	250	277
International Bank for Reconstruction & Development, 7.63%, 01/19/23	300	400
International Lease Finance Corp., 5.75%, 06/15/11	250	228
International Lease Finance Corp., 3.00%, 04/22/14	500	508
Japan Finance Corp., 2.00%, 06/24/11 (e)	500	506
John Deere Capital Corp., 7.00%, 03/15/12	250	279
John Deere Capital Corp., 5.75%, 09/10/18	500	546
JPMorgan Chase & Co., 6.75%, 02/01/11	550	584
JPMorgan Chase & Co., 1.65%, 02/23/11	600	607
JPMorgan Chase & Co., 3.13%, 12/01/11 (e)	500	519
JPMorgan Chase & Co., 6.63%, 03/15/12	100	109
JPMorgan Chase & Co., 5.38%, 10/01/12	600	646
JPMorgan Chase & Co., 5.75%, 01/02/13	100	107
JPMorgan Chase & Co., 4.75%, 03/01/15	250	261
JPMorgan Chase & Co., 5.15%, 10/01/15	250	259
JPMorgan Chase & Co., 6.40%, 10/02/17	500	544
JPMorgan Chase & Co., 6.00%, 01/15/18	700	751
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	263
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	67
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (e) (i)	100	93
KeyBank NA, 5.80%, 07/01/14	100	97
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	250	262
Kreditanstalt fuer Wiederaufbau, 3.25%, 02/15/11	500	516
Kreditanstalt fuer Wiederaufbau, 2.25%, 04/16/12	600	610
Kreditanstalt fuer Wiederaufbau, 3.25%, 03/15/13	250	259
Kreditanstalt fuer Wiederaufbau, 3.50%, 05/16/13	400	418
Kreditanstalt fuer Wiederaufbau, 4.13%, 10/15/14 (e)	150	154
Kreditanstalt fuer Wiederaufbau, 4.88%, 01/17/17	500	544
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37 (e) (j)	500	139
Landwirtschaftliche Rentenbank, 5.25%, 07/15/11	500	536
Lehman Brothers Holdings Inc., 6.88%, 07/17/37 (d)	250	-
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	105
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	96
MBNA Corp., 7.50%, 03/15/12 (e)	100	109
Merrill Lynch & Co. Inc., 6.05%, 08/15/12	500	533
Merrill Lynch & Co. Inc., 5.00%, 01/15/15	550	555
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	250	251
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	350	368
MetLife Inc., 6.13%, 12/01/11	500	537
MetLife Inc., 5.00%, 11/24/13	100	103
MetLife Inc., 5.70%, 06/15/35	100	103
MetLife Inc., 6.40%, 12/15/36 (i)	100	84
Morgan Stanley, 5.05%, 01/21/11	500	517
Morgan Stanley, 5.75%, 08/31/12	500	535
Morgan Stanley, 5.25%, 11/02/12	500	530
Morgan Stanley, 4.75%, 04/01/14	450	447
Morgan Stanley, 5.75%, 10/18/16	250	254
Morgan Stanley, 5.45%, 01/09/17 (e)	350	350
Morgan Stanley, 6.63%, 04/01/18	500	529
Morgan Stanley, 7.25%, 04/01/32	25	29
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (p)	250	231
National City Bank, 4.63%, 05/01/13	100	99
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/32	150	176
Oesterreichische Kontrollbank AG, 4.75%, 11/08/11	250	266
Oesterreichische Kontrollbank AG, 4.75%, 10/16/12 (e)	250	270
ORIX Corp., 5.48%, 11/22/11	200	190
PNC Funding Corp., 5.25%, 11/15/15	250	256
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	155
ProLogis, 5.63%, 11/15/16	250	224
Prudential Financial Inc., 5.75%, 07/15/33 (e)	400	368
Prudential Financial Inc., 5.70%, 12/14/36	250	224
Realty Income Corp., 6.75%, 08/15/19	150	146
Regions Bank, 2.75%, 12/10/10	400	410
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	90
Simon Property Group LP, 5.75%, 12/01/15 (e)	400	409
Simon Property Group LP, 5.25%, 12/01/16	250	246
SLM Corp., 5.00%, 10/01/13	50	40
SLM Corp., 5.05%, 11/14/14	250	184
SunTrust Bank, 6.38%, 04/01/11	200	207
SunTrust Capital VIII, 6.10%, 12/15/36 (i)	99	69
Svensk Exportkredit AB, 5.13%, 03/01/17	200	214
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	48
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	180
Travelers Cos. Inc., 6.25%, 03/15/37 (i)	250	220
Travelers Cos. Inc., 6.25%, 06/15/37	150	169
U.S. Bank NA, 6.38%, 08/01/11	600	648
UBS AG Stamford, 5.88%, 07/15/16	250	250
UBS AG Stamford, 5.88%, 12/20/17	250	256
Unilever Capital Corp., 7.13%, 11/01/10	100	107
Wachovia Bank NA, 4.88%, 02/01/15	200	205
Wachovia Bank NA, 6.00%, 11/15/17	250	262
Wachovia Bank NA, 5.85%, 02/01/37	250	242
Wachovia Corp., 5.30%, 10/15/11	300	318
Wachovia Corp., 5.25%, 08/01/14	250	254
Washington Mutual Bank, 5.13%, 01/15/15 (d)	200	-
Wells Fargo & Co., 5.30%, 08/26/11	500	528
Wells Fargo & Co., 2.13%, 06/15/12 (e)	300	304
Wells Fargo & Co., 5.00%, 11/15/14	200	205
Wells Fargo & Co., 5.63%, 12/11/17	300	315
Wells Fargo Bank NA, 6.45%, 02/01/11	100	104
Wells Fargo Bank NA, 4.75%, 02/09/15	250	253
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	265
		60,504
HEALTH CARE - 1.4%
Abbott Laboratories, 5.88%, 05/15/16	250	279
Abbott Laboratories, 6.00%, 04/01/39	250	284
Aetna Inc., 6.63%, 06/15/36	150	156
Amgen Inc., 5.85%, 06/01/17	200	220
AstraZeneca Plc, 5.90%, 09/15/17 (e)	250	280
AstraZeneca Plc, 6.45%, 09/15/37	250	294
Baxter International Inc., 4.00%, 03/01/14	500	521
Baxter International Inc., 4.63%, 03/15/15	75	80
Bristol-Myers Squibb Co., 5.45%, 05/01/18	150	164
Bristol-Myers Squibb Co., 5.88%, 11/15/36	150	166
CIGNA Corp., 8.50%, 05/01/19	400	459
Covidien International Finance SA, 6.00%, 10/15/17	300	333
Eli Lilly & Co., 5.55%, 03/15/37	100	109
Genentech Inc., 4.75%, 07/15/15	50	54
Genentech Inc., 5.25%, 07/15/35	250	248
GlaxoSmithKline Capital Inc., 4.38%, 04/15/14 (e)	150	159
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18	250	274
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	150	153
Johnson & Johnson, 5.95%, 08/15/37	250	285
Merck & Co. Inc., 4.75%, 03/01/15	250	272
Novartis Capital Corp., 4.13%, 02/10/14	800	845
Pfizer Inc., 4.45%, 03/15/12 (e)	500	531
Pfizer Inc., 6.00%, 03/15/19	500	564
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	56
Schering-Plough Corp., 6.00%, 09/15/17	250	279
Schering-Plough Corp., 6.50%, 12/01/33 (e) (l)	50	60
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	161
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	208
UnitedHealth Group Inc., 5.38%, 03/15/16	250	254
UnitedHealth Group Inc., 5.80%, 03/15/36	150	145
WellPoint Inc., 5.00%, 01/15/11	250	258
WellPoint Inc., 5.85%, 01/15/36	100	100
Wyeth, 6.70%, 03/15/11 (l)	400	430
Wyeth, 5.50%, 03/15/13 (l)	100	108
Wyeth, 6.45%, 02/01/24	100	113
Wyeth, 5.95%, 04/01/37	250	275
		9,177
INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	169
Boeing Co., 4.88%, 02/15/20	500	516
Burlington Northern Santa Fe Corp., 5.90%, 07/01/12	150	163
Burlington Northern Santa Fe Corp., 6.15%, 05/01/37 (e)	100	111
Caterpillar Inc., 7.90%, 12/15/18	500	617
Caterpillar Inc., 6.05%, 08/15/36	150	164
CSX Corp., 6.75%, 03/15/11	50	54
CSX Corp., 6.30%, 03/15/12	250	271
CSX Corp., 7.38%, 02/01/19	300	353
Emerson Electric Co., 5.00%, 12/15/14	100	109
General Dynamics Corp., 4.25%, 05/15/13 (e)	250	265
General Electric Co., 5.00%, 02/01/13	100	105
Honeywell International Inc., 6.13%, 11/01/11	100	109
Honeywell International Inc., 5.00%, 02/15/19	500	526
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	377
Lockheed Martin Corp., 6.15%, 09/01/36	175	200
Norfolk Southern Corp., 5.90%, 06/15/19 (e)	300	334
Norfolk Southern Corp., 7.25%, 02/15/31	75	94
Norfolk Southern Corp., 7.05%, 05/01/37	100	126
Northrop Grumman Corp., 5.05%, 08/01/19	210	221
Northrop Grumman Corp., 7.75%, 02/15/31	200	264
Northrop Grumman Systems Corp., 7.75%, 03/01/16	150	182
Raytheon Co., 5.38%, 04/01/13	100	109
RR Donnelley & Sons Co., 4.95%, 04/01/14	200	192
RR Donnelley & Sons Co., 5.50%, 05/15/15	50	48
Tyco International Group SA, 6.38%, 10/15/11	91	98
Union Pacific Corp., 5.70%, 08/15/18	250	270
Union Pacific Corp., 6.63%, 02/01/29 (e)	25	29
United Technologies Corp., 6.35%, 03/01/11	75	80
United Technologies Corp., 4.88%, 05/01/15	300	328
United Technologies Corp., 6.13%, 02/01/19	250	286
United Technologies Corp., 6.70%, 08/01/28	50	59
United Parcel Service Inc., 6.20%, 01/15/38	350	409
Waste Management Inc., 6.10%, 03/15/18	200	213
		7,451
INFORMATION TECHNOLOGY - 0.8%
Cisco Systems Inc., 5.50%, 02/22/16	250	275
Cisco Systems Inc., 5.90%, 02/15/39	250	271
Fiserv Inc., 6.13%, 11/20/12	500	542
Hewlett-Packard Co., 6.50%, 07/01/12 (e)	250	279
Hewlett-Packard Co., 4.50%, 03/01/13 (e)	800	854
International Business Machines Corp., 5.70%, 09/14/17	300	331
International Business Machines Corp., 6.50%, 01/15/28	200	231
International Business Machines Corp., 8.00%, 10/15/38	300	418
Motorola Inc., 7.63%, 11/15/10	274	285
Oracle Corp., 5.00%, 01/15/11	250	261
Oracle Corp., 5.75%, 04/15/18	350	386
Oracle Corp., 6.13%, 07/08/39	300	338
Xerox Corp., 6.88%, 08/15/11	150	160
Xerox Corp., 6.35%, 05/15/18	500	520
		5,151
MATERIALS - 0.8%
Alcoa Inc., 5.38%, 01/15/13 (e)	50	51
Alcoa Inc., 5.55%, 02/01/17 (e)	200	194
Alcoa Inc., 6.75%, 07/15/18 (e)	300	301
ArcelorMittal, 9.85%, 06/01/19	500	591
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	107
CRH America Inc., 6.00%, 09/30/16	250	256
Dow Chemical Co., 6.13%, 02/01/11	50	52
Dow Chemical Co., 6.00%, 10/01/12	50	53
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	107
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	700	745
International Paper Co., 7.95%, 06/15/18	150	163
International Paper Co., 8.70%, 06/15/38	300	333
Lafarge SA, 6.50%, 07/15/16	250	250
Newmont Mining Corp., 5.88%, 04/01/35	50	49
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	541
Praxair Inc., 3.95%, 06/01/13	100	104
Rio Tinto Alcan Inc., 4.88%, 09/15/12	50	52
Rio Tinto Alcan Inc., 6.13%, 12/15/33	25	25
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	800	862
Southern Copper Corp., 7.50%, 07/27/35	150	149
Vale Overseas Ltd., 6.25%, 01/11/16	100	110
Vale Overseas Ltd., 6.25%, 01/23/17 (e)	150	161
Vale Overseas Ltd., 6.88%, 11/21/36	100	103
		5,359
TELECOMMUNICATION SERVICES - 1.7%
America Movil SAB de CV, 6.38%, 03/01/35 (e)	200	208
AT&T Corp., 8.00%, 11/15/31 (k) (l)	500	623
AT&T Inc., 5.30%, 11/15/10 (e)	250	260
AT&T Inc., 5.88%, 02/01/12	100	108
AT&T Inc., 4.95%, 01/15/13	750	800
AT&T Inc., 5.10%, 09/15/14	150	162
AT&T Inc., 6.15%, 09/15/34	50	51
AT&T Inc., 6.30%, 01/15/38	100	105
AT&T Inc., 6.55%, 02/15/39 (e)	250	273
AT&T Wireless Services Inc., 7.88%, 03/01/11 (e)	250	271
AT&T Wireless Services Inc., 8.75%, 03/01/31	108	143
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	120
BellSouth Corp., 5.20%, 09/15/14	100	108
British Telecommunications Plc, 8.38%, 12/15/10 (l)	250	269
British Telecommunications Plc, 9.63%, 12/15/30 (l)	150	192
CenturyTel Inc., 6.00%, 04/01/17	250	254
Deutsche Telekom International Finance BV, 5.25%, 07/22/13	200	213
Deutsche Telekom International Finance BV, 5.75%, 03/23/16	250	265
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	100	130
Embarq Corp., 8.00%, 06/01/36	100	104
France Telecom SA, 8.50%, 03/01/31 (e) (l)	250	346
GTE Corp., 6.84%, 04/15/18	250	272
GTE Corp., 6.94%, 04/15/28	50	54
Qwest Corp., 6.50%, 06/01/17	250	235
Rogers Communications Inc., 6.80%, 08/15/18 (e)	500	561
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	115
Telecom Italia Capital SA, 5.25%, 11/15/13	500	526
Telecom Italia Capital SA, 4.95%, 09/30/14 (e)	100	103
Telecom Italia Capital SA, 6.38%, 11/15/33 (e)	50	51
Telecom Italia Capital SA, 6.00%, 09/30/34	100	97
Telefonica Europe BV, 8.25%, 09/15/30	200	259
TELUS Corp., 8.00%, 06/01/11	200	218
Verizon Communications Inc., 5.85%, 09/15/35	350	352
Verizon Communications Inc., 6.90%, 04/15/38	300	342
Verizon Global Funding Corp., 7.25%, 12/01/10	250	266
Verizon Global Funding Corp., 7.75%, 12/01/30	200	242
Verizon New England Inc., 6.50%, 09/15/11	250	269
Verizon Wireless Capital LLC, 7.38%, 11/15/13 (e) (t) (v)	750	861
Vodafone Group Plc, 5.00%, 12/16/13	150	160
Vodafone Group Plc, 5.38%, 01/30/15	100	107
Vodafone Group Plc, 5.63%, 02/27/17	600	636
		10,731
UTILITIES - 1.6%
Alabama Power Co., 5.88%, 12/01/22	100	110
Alabama Power Co., 6.00%, 03/01/39 (e)	250	280
Browning-Ferris Industries Inc., 7.40%, 09/15/35	95	109
CenterPoint Energy Resources Corp., 7.75%, 02/15/11	150	160
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	56
Consolidated Edison Co. of New York Inc., 5.30%, 03/01/35	250	247
Constellation Energy Group Inc., 7.00%, 04/01/12	100	108
Constellation Energy Group Inc., 7.60%, 04/01/32	150	161
Consumers Energy Co., 5.50%, 08/15/16	25	27
Detroit Edison Co., 5.60%, 06/15/18	250	268
Duke Energy Carolinas LLC, 5.63%, 11/30/12	150	166
Duke Energy Carolinas LLC, 5.30%, 10/01/15	200	218
Duke Energy Corp., 6.30%, 02/01/14	700	774
Energy East Corp., 6.75%, 07/15/36	150	170
Enersis SA, 7.40%, 12/01/16	150	168
Exelon Generation Co. LLC, 5.35%, 01/15/14	150	159
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	218
FirstEnergy Corp., 6.45%, 11/15/11	6	6
FirstEnergy Corp., 7.38%, 11/15/31	425	476
Florida Power & Light Co., 5.63%, 04/01/34	100	108
Florida Power & Light Co., 5.95%, 02/01/38	250	284
FPL Group Capital Inc., 6.00%, 03/01/19 (e)	100	112
Indiana Michigan Power Co., 7.00%, 03/15/19	350	403
MidAmerican Energy Co., 6.75%, 12/30/31	50	59
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	100	109
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	378
National Grid Plc, 6.30%, 08/01/16	150	164
Nevada Power Co., 7.13%, 03/15/19	250	284
NiSource Finance Corp., 5.40%, 07/15/14	75	76
Northern States Power Co., 8.00%, 08/28/12	100	116
Ohio Power Co., 6.00%, 06/01/16	250	269
Oncor Electric Delivery Co., 6.38%, 01/15/15	150	166
Oncor Electric Delivery Co., 7.00%, 09/01/22	150	171
Pacific Gas & Electric Co., 4.80%, 03/01/14	250	267
Pacific Gas & Electric Co., 6.05%, 03/01/34	500	556
PacifiCorp, 5.75%, 04/01/37	150	162
Pepco Holdings Inc., 6.45%, 08/15/12	225	241
Progress Energy Inc., 7.10%, 03/01/11	117	124
Progress Energy Inc., 7.75%, 03/01/31	150	188
PSEG Power LLC, 8.63%, 04/15/31	75	101
Public Service Co. of Colorado, 7.88%, 10/01/12	500	581
SCANA Corp., 6.88%, 05/15/11	75	80
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy, 6.00%, 02/01/13	250	265
Southern California Edison Co., 6.00%, 01/15/34	75	85
Union Electric Co., 6.40%, 06/15/17	100	110
Veolia Environnement, 6.00%, 06/01/18	200	215
Virginia Electric & Power Co., 5.95%, 09/15/17	250	277
Virginia Electric & Power Co., 6.00%, 01/15/36	150	165
		10,050

Total Corporate Bonds and Notes (cost $134,182)		138,656

GOVERNMENT AND AGENCY OBLIGATIONS - 72.3%
GOVERNMENT SECURITIES - 28.2%
Municipals - 0.2%
New Jersey State Turnpike Authority - Series B (insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	95	96
New Jersey State Turnpike Authority - Series B (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	5	5
State of California Various Purpose Bond, 7.50%, 04/01/34	500	549
State of Illinois, 5.10%, 06/01/33	700	651
		1,301
Sovereign - 2.0%
Brazilian Government International Bond, 11.00%, 01/11/12	315	376
Brazilian Government International Bond, 7.88%, 03/07/15	565	666
Brazilian Government International Bond, 8.88%, 04/15/24 (e)	135	179
Brazilian Government International Bond, 10.13%, 05/15/27 (e)	235	348
Brazilian Government International Bond, 7.13%, 01/20/37	455	543
Brazilian Government International Bond, 11.00%, 08/17/40 (e)	300	404
Chile Government International Bond, 5.50%, 01/15/13 (e)	100	112
Export Development Canada, 2.38%, 03/19/12 (e)	500	511
Financement-Quebec, 5.00%, 10/25/12	100	106
Hungary Government International Bond, 4.75%, 02/03/15 (e)	250	249
Hydro Quebec, 8.00%, 02/01/13	250	289
Hydro Quebec, 7.50%, 04/01/16	100	118
Hydro Quebec, 9.40%, 02/01/21	250	339
Israel Government International Bond, 4.63%, 06/15/13	75	79
Israel Government International Bond, 5.50%, 11/09/16	450	488
Italy Government International Bond, 5.63%, 06/15/12	250	274
Italy Government International Bond, 4.38%, 06/15/13 (e)	100	106
Italy Government International Bond, 6.88%, 09/27/23 (e)	450	541
Italy Government International Bond, 5.38%, 06/15/33	100	106
Mexico Government International Bond, 7.50%, 01/14/12	100	111
Mexico Government International Bond, 6.38%, 01/16/13 (e)	339	372
Mexico Government International Bond, 5.88%, 01/15/14	250	268
Mexico Government International Bond, 6.63%, 03/03/15	93	103
Mexico Government International Bond, 5.63%, 01/15/17	250	260
Mexico Government International Bond, 7.50%, 04/08/33	250	297
Poland Government International Bond, 5.00%, 10/19/15	650	683
Province of Manitoba, Canada, 5.00%, 02/15/12	250	260
Province of New Brunswick, 5.20%, 02/21/17	250	267
Province of Nova Scotia, Canada, 5.75%, 02/27/12	100	107
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	343
Province of Ontario, Canada, 4.50%, 02/03/15	100	108
Province of Ontario, Canada, 5.45%, 04/27/16	250	279
Province of Quebec, Canada, 6.13%, 01/22/11 (e)	500	533
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	250	268
Province of Quebec, Canada, 7.50%, 07/15/23	100	126
Province of Quebec, Canada, 7.13%, 02/09/24	250	314
Republic of Korea, 5.13%, 12/07/16	150	156
Republic of Korea, 5.63%, 11/03/25	250	251
Republic of Peru, 6.55%, 03/14/37 (e)	250	271
South Africa Government International Bond, 7.38%, 04/25/12	100	110
South Africa Government International Bond, 6.50%, 06/02/14	200	219
Tennessee Valley Authority, 5.50%, 07/18/17 (e)	1,000	1,120
		12,660
U.S. Treasury Securities - 26.0%
U.S. Treasury Bond, 10.63%, 08/15/15	450	646
U.S. Treasury Bond, 7.50%, 11/15/16 (e)	840	1,083
U.S. Treasury Bond, 8.75%, 05/15/17	645	894
U.S. Treasury Bond, 8.88%, 08/15/17	780	1,092
U.S. Treasury Bond, 4.25%, 11/15/17 (e)	330	356
U.S. Treasury Bond, 9.13%, 05/15/18 (e)	315	456
U.S. Treasury Bond, 8.88%, 02/15/19 (e)	1,350	1,952
U.S. Treasury Bond, 8.13%, 08/15/19 (e)	1,900	2,648
U.S. Treasury Bond, 8.50%, 02/15/20 (e)	1,340	1,924
U.S. Treasury Bond, 8.75%, 08/15/20	210	308
U.S. Treasury Bond, 7.88%, 02/15/21 (e)	1,520	2,119
U.S. Treasury Bond, 8.13%, 05/15/21 (e)	1,200	1,704
U.S. Treasury Bond, 8.00%, 11/15/21 (e)	1,050	1,486
U.S. Treasury Bond, 7.13%, 02/15/23	1,155	1,549
U.S. Treasury Bond, 6.25%, 08/15/23 (e)	2,170	2,720
U.S. Treasury Bond, 7.63%, 02/15/25	539	768
U.S. Treasury Bond, 6.88%, 08/15/25	730	981
U.S. Treasury Bond, 6.00%, 02/15/26	730	906
U.S. Treasury Bond, 6.50%, 11/15/26 (e)	560	733
U.S. Treasury Bond, 6.63%, 02/15/27	920	1,220
U.S. Treasury Bond, 6.38%, 08/15/27 (e)	380	494
U.S. Treasury Bond, 6.13%, 11/15/27	80	102
U.S. Treasury Bond, 5.25%, 02/15/29	545	633
U.S. Treasury Bond, 6.25%, 05/15/30 (e)	460	602
U.S. Treasury Bond, 5.38%, 02/15/31	175	207
U.S. Treasury Bond, 4.50%, 02/15/36	1,670	1,794
U.S. Treasury Bond, 4.75%, 02/15/37	1,440	1,607
U.S. Treasury Bond, 5.00%, 05/15/37	900	1,043
U.S. Treasury Bond, 4.38%, 02/15/38	1,300	1,369
U.S. Treasury Bond, 4.50%, 05/15/38 (e)	740	796
U.S. Treasury Bond, 3.50%, 02/15/39 (e)	500	453
U.S. Treasury Bond, 4.25%, 05/15/39 (e)	1,080	1,117
U.S. Treasury Bond, 4.50%, 08/15/39 (e)	1,000	1,078
U.S. Treasury Note, 3.88%, 09/15/10	2,480	2,562
U.S. Treasury Note, 2.00%, 09/30/10	1,280	1,300
U.S. Treasury Note, 4.25%, 10/15/10 (e)	1,090	1,133
U.S. Treasury Note, 1.25%, 11/30/10	2,000	2,018
U.S. Treasury Note, 4.38%, 12/15/10 (e)	2,500	2,617
U.S. Treasury Note, 0.88%, 12/31/10 (e)	1,900	1,908
U.S. Treasury Note, 4.25%, 01/15/11 (e)	1,640	1,718
U.S. Treasury Note, 4.50%, 02/28/11 (e)	1,288	1,358
U.S. Treasury Note, 4.75%, 03/31/11 (e)	2,000	2,122
U.S. Treasury Note, 4.88%, 04/30/11 (e)	2,740	2,919
U.S. Treasury Note, 4.88%, 05/31/11 (e)	1,830	1,956
U.S. Treasury Note, 1.13%, 06/30/11 (e)	4,000	4,023
U.S. Treasury Note, 4.88%, 07/31/11 (e)	2,655	2,850
U.S. Treasury Note, 5.00%, 08/15/11 (e)	2,700	2,909
U.S. Treasury Note, 4.50%, 09/30/11 (e)	2,670	2,857
U.S. Treasury Note, 4.63%, 10/31/11	1,050	1,128
U.S. Treasury Note, 1.75%, 11/15/11 (e)	1,000	1,015
U.S. Treasury Note, 4.50%, 11/30/11 (e)	200	215
U.S. Treasury Note, 1.13%, 12/15/11	1,500	1,502
U.S. Treasury Note, 1.13%, 01/15/12	900	900
U.S. Treasury Note, 4.75%, 01/31/12 (e)	1,720	1,864
U.S. Treasury Note, 1.38%, 02/15/12	1,530	1,538
U.S. Treasury Note, 4.88%, 02/15/12	1,725	1,876
U.S. Treasury Note, 4.63%, 02/29/12	1,455	1,576
U.S. Treasury Note, 4.50%, 03/31/12	1,600	1,730
U.S. Treasury Note, 1.38%, 04/15/12 (e)	1,010	1,014
U.S. Treasury Note, 4.50%, 04/30/12 (e)	355	385
U.S. Treasury Note, 4.75%, 05/31/12 (e)	2,275	2,483
U.S. Treasury Note, 4.88%, 06/30/12	1,000	1,097
U.S. Treasury Note, 4.63%, 07/31/12	2,040	2,227
U.S. Treasury Note, 4.25%, 09/30/12	780	845
U.S. Treasury Note, 3.88%, 10/31/12 (e)	1,230	1,320
U.S. Treasury Note, 3.88%, 02/15/13	405	435
U.S. Treasury Note, 2.75%, 02/28/13 (e)	990	1,028
U.S. Treasury Note, 2.50%, 03/31/13 (e)	1,465	1,507
U.S. Treasury Note, 3.13%, 04/30/13	995	1,045
U.S. Treasury Note, 3.50%, 05/31/13	1,400	1,488
U.S. Treasury Note, 3.38%, 06/30/13 (e)	2,000	2,117
U.S. Treasury Note, 3.38%, 07/31/13	800	847
U.S. Treasury Note, 3.13%, 08/31/13	2,500	2,620
U.S. Treasury Note, 3.13%, 09/30/13 (e)	2,750	2,882
U.S. Treasury Note, 2.75%, 10/31/13	3,270	3,375
U.S. Treasury Note, 2.00%, 11/30/13	2,960	2,964
U.S. Treasury Note, 1.50%, 12/31/13 (e)	1,200	1,175
U.S. Treasury Note, 1.75%, 01/31/14	3,715	3,669
U.S. Treasury Note, 4.00%, 02/15/14 (e)	4,280	4,629
U.S. Treasury Note, 4.75%, 05/15/14 (e)	13,500	15,048
U.S. Treasury Note, 2.63%, 07/31/14 (e)	1,000	1,017
U.S. Treasury Note, 4.25%, 08/15/14 (e)	2,000	2,186
U.S. Treasury Note, 4.25%, 11/15/14	1,090	1,190
U.S. Treasury Note, 4.00%, 02/15/15 (e)	1,750	1,886
U.S. Treasury Note, 4.13%, 05/15/15	1,140	1,234
U.S. Treasury Note, 4.25%, 08/15/15	1,180	1,285
U.S. Treasury Note, 4.50%, 11/15/15	1,810	1,996
U.S. Treasury Note, 4.50%, 02/15/16 (e)	1,480	1,633
U.S. Treasury Note, 3.25%, 05/31/16	2,000	2,049
U.S. Treasury Note, 4.88%, 08/15/16 (e)	920	1,035
U.S. Treasury Note, 4.63%, 11/15/16 (e)	450	499
U.S. Treasury Note, 4.63%, 02/15/17 (e)	1,000	1,107
U.S. Treasury Note, 4.50%, 05/15/17	1,015	1,114
U.S. Treasury Note, 4.75%, 08/15/17 (e)	1,270	1,415
U.S. Treasury Note, 3.50%, 02/15/18	1,340	1,369
U.S. Treasury Note, 4.00%, 08/15/18 (e)	2,200	2,323
U.S. Treasury Note, 3.75%, 11/15/18 (e)	2,250	2,328
U.S. Treasury Note, 2.88%, 02/15/19 (e)	2,730	2,605
U.S. Treasury Note, 3.63%, 08/15/19 (e)	800	821
		167,726
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 44.1%
Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank, 3.75%, 05/04/16	800	796

Federal Home Loan Bank - 1.5%
Federal Home Loan Bank, 4.38%, 09/17/10	500	518
Federal Home Loan Bank, 1.63%, 01/21/11	800	811
Federal Home Loan Bank, 4.63%, 02/18/11	500	527
Federal Home Loan Bank, 5.38%, 08/19/11	500	540
Federal Home Loan Bank, 4.88%, 11/18/11 (e)	1,000	1,080
Federal Home Loan Bank, 5.75%, 05/15/12	1,125	1,250
Federal Home Loan Bank, 4.50%, 11/15/12 (e)	400	433
Federal Home Loan Bank, 3.88%, 06/14/13 (e)	1,600	1,702
Federal Home Loan Bank, 4.50%, 09/16/13	1,000	1,087
Federal Home Loan Bank, 5.25%, 06/18/14	1,090	1,222
Federal Home Loan Bank, 4.75%, 12/16/16	300	327
Federal Home Loan Bank, 5.50%, 07/15/36	100	110
		9,607
Federal Home Loan Mortgage Corp. - 14.5%
Federal Home Loan Mortgage Corp., 6.88%, 09/15/10	1,800	1,909
Federal Home Loan Mortgage Corp., 4.13%, 02/24/11	500	523
Federal Home Loan Mortgage Corp., 2.05%, 03/09/11	200	201
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11	1,000	1,071
Federal Home Loan Mortgage Corp., 2.00%, 03/16/11	300	302
Federal Home Loan Mortgage Corp., 5.13%, 04/18/11	1,260	1,344
Federal Home Loan Mortgage Corp., 1.75%, 04/20/11	250	252
Federal Home Loan Mortgage Corp., 1.63%, 08/11/11	200	201
Federal Home Loan Mortgage Corp., 1.50%, 08/24/11	800	805
Federal Home Loan Mortgage Corp., 5.50%, 09/15/11 (e)	500	544
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	1,150	1,270
Federal Home Loan Mortgage Corp., 4.50%, 07/01/12, TBA (g)	200	207
Federal Home Loan Mortgage Corp., 5.13%, 07/15/12 (e)	978	1,073
Federal Home Loan Mortgage Corp., 4.63%, 10/25/12 (e)	300	326
Federal Home Loan Mortgage Corp., 4.50%, 01/15/13 (e)	1,150	1,246
Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (e)	2,300	2,498
Federal Home Loan Mortgage Corp., 4.88%, 11/15/13	500	551
Federal Home Loan Mortgage Corp., 4.50%, 04/02/14	100	108
Federal Home Loan Mortgage Corp., 6.50%, 06/01/14	53	56
Federal Home Loan Mortgage Corp., 5.05%, 01/26/15	100	111
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15 (e)	300	323
Federal Home Loan Mortgage Corp., 7.00%, 08/01/15	18	19
Federal Home Loan Mortgage Corp., 7.00%, 11/01/15	-	1
Federal Home Loan Mortgage Corp., 4.75%, 01/19/16 (e)	3,100	3,381
Federal Home Loan Mortgage Corp., 5.13%, 10/18/16	620	687
Federal Home Loan Mortgage Corp., 7.00%, 11/02/16	41	44
Federal Home Loan Mortgage Corp., 6.00%, 12/01/16	31	33
Federal Home Loan Mortgage Corp., 4.50%, 01/01/18	32	34
Federal Home Loan Mortgage Corp., 5.50%, 04/01/18	17	19
Federal Home Loan Mortgage Corp., 5.00%, 10/20/18, TBA (g)	200	210
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	372	391
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	350	370
Federal Home Loan Mortgage Corp., 4.50%, 12/01/18	620	655
Federal Home Loan Mortgage Corp., 6.00%, 02/01/19	129	138
Federal Home Loan Mortgage Corp., 4.00%, 05/01/19	37	38
Federal Home Loan Mortgage Corp., 5.00%, 07/01/19	79	84
Federal Home Loan Mortgage Corp., 5.10%, 08/19/19	800	817
Federal Home Loan Mortgage Corp., 4.00%, 09/01/20	214	218
Federal Home Loan Mortgage Corp., 4.50%, 09/01/20	465	487
Federal Home Loan Mortgage Corp., 5.00%, 10/01/20	498	527
Federal Home Loan Mortgage Corp., 5.50%, 11/01/20	569	608
Federal Home Loan Mortgage Corp., 4.00%, 12/01/20	532	542
Federal Home Loan Mortgage Corp., 5.50%, 12/01/20	42	45
Federal Home Loan Mortgage Corp., 5.00%, 02/01/21	55	58
Federal Home Loan Mortgage Corp., 6.00%, 07/21/21	148	158
Federal Home Loan Mortgage Corp., 5.00%, 07/01/22	511	538
Federal Home Loan Mortgage Corp., 4.50%, 09/01/22	704	731
Federal Home Loan Mortgage Corp., 5.00%, 09/01/22	473	498
Federal Home Loan Mortgage Corp., 4.50%, 05/01/23	6	6
Federal Home Loan Mortgage Corp., 5.00%, 05/01/23	367	386
Federal Home Loan Mortgage Corp., 5.50%, 10/01/23	154	163
Federal Home Loan Mortgage Corp., 5.50%, 10/01/23	349	370
Federal Home Loan Mortgage Corp., 6.00%, 01/01/24	888	948
Federal Home Loan Mortgage Corp., 4.50%, 05/01/24	294	305
Federal Home Loan Mortgage Corp., 4.00%, 07/01/24	494	503
Federal Home Loan Mortgage Corp., 4.50%, 07/01/24	489	507
Federal Home Loan Mortgage Corp., 4.00%, 09/01/24	600	611
Federal Home Loan Mortgage Corp., 4.50%, 07/01/25	190	196
Federal Home Loan Mortgage Corp., 4.50%, 10/01/25	267	275
Federal Home Loan Mortgage Corp., 5.00%, 03/01/26	132	138
Federal Home Loan Mortgage Corp., 6.00%, 09/01/26	544	580
Federal Home Loan Mortgage Corp., 6.50%, 07/01/28	146	158
Federal Home Loan Mortgage Corp., 5.50%, 11/01/28	815	861
Federal Home Loan Mortgage Corp., 6.50%, 12/01/28	53	57
Federal Home Loan Mortgage Corp., 6.00%, 02/01/29	9	9
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	14	15
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	13	14
Federal Home Loan Mortgage Corp., 6.50%, 05/01/29	18	20
Federal Home Loan Mortgage Corp., 6.00%, 07/01/29	20	22
Federal Home Loan Mortgage Corp., 6.75%, 09/15/29	60	76
Federal Home Loan Mortgage Corp., 6.50%, 03/01/31	20	21
Federal Home Loan Mortgage Corp., 6.75%, 03/15/31	120	157
Federal Home Loan Mortgage Corp., 6.00%, 05/01/31	68	73
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	9	10
Federal Home Loan Mortgage Corp., 7.50%, 11/01/31	120	134
Federal Home Loan Mortgage Corp., 6.00%, 01/01/32	6	7
Federal Home Loan Mortgage Corp., 6.00%, 02/01/32	62	67
Federal Home Loan Mortgage Corp., 7.50%, 04/01/32	192	215
Federal Home Loan Mortgage Corp., 6.00%, 06/01/32	5	5
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	300	378
Federal Home Loan Mortgage Corp., 5.50%, 10/01/32	715	753
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	52	55
Federal Home Loan Mortgage Corp., 6.00%, 12/01/32	7	7
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	5	5
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	173	182
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	94	98
Federal Home Loan Mortgage Corp., 6.00%, 04/01/33	5	5
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	14	14
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	33	36
Federal Home Loan Mortgage Corp., 5.50%, 08/01/33	191	201
Federal Home Loan Mortgage Corp., 5.00%, 09/01/33	1,911	1,984
Federal Home Loan Mortgage Corp., 4.50%, 10/01/33	6	7
Federal Home Loan Mortgage Corp., 5.50%, 10/01/33	883	930
Federal Home Loan Mortgage Corp., 6.00%, 10/01/33	34	37
Federal Home Loan Mortgage Corp., 0.00%, 10/15/33, TBA (g)	1,000	1,055
Federal Home Loan Mortgage Corp., 5.50%, 11/01/33	388	408
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	259	272
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	39	41
Federal Home Loan Mortgage Corp., 5.50%, 03/01/34	135	142
Federal Home Loan Mortgage Corp., 5.00%, 05/01/34	572	594
Federal Home Loan Mortgage Corp., 6.00%, 07/01/34	200	212
Federal Home Loan Mortgage Corp., 6.50%, 12/01/34	430	461
Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	658	692
Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	209	217
Federal Home Loan Mortgage Corp., 5.50%, 04/01/35	366	385
Federal Home Loan Mortgage Corp., 5.50%, 05/01/35	233	245
Federal Home Loan Mortgage Corp., 5.00%, 06/01/35	316	328
Federal Home Loan Mortgage Corp., 6.50%, 06/01/35	6	6
Federal Home Loan Mortgage Corp., 5.00%, 07/01/35	827	858
Federal Home Loan Mortgage Corp., 6.50%, 07/01/35	8	9
Federal Home Loan Mortgage Corp., 4.76%, 09/01/35 (i)	158	163
Federal Home Loan Mortgage Corp., 4.50%, 11/01/35, TBA (g)	1,000	1,008
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	1,848	1,916
Federal Home Loan Mortgage Corp., 5.50%, 11/01/35	623	655
Federal Home Loan Mortgage Corp., 4.37%, 12/01/35 (i)	918	962
Federal Home Loan Mortgage Corp., 4.50%, 12/01/35	315	320
Federal Home Loan Mortgage Corp., 5.50%, 12/01/35	1,835	1,928
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	905	959
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	684	726
Federal Home Loan Mortgage Corp., 4.50%, 01/01/36	324	329
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36	218	229
Federal Home Loan Mortgage Corp., 6.00%, 02/01/36	476	504
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	51	53
Federal Home Loan Mortgage Corp., 5.50%, 03/01/36	20	21
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	710	735
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	213	221
Federal Home Loan Mortgage Corp., 4.50%, 08/01/36	414	420
Federal Home Loan Mortgage Corp., 6.50%, 08/01/36	444	474
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	486	515
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	83	88
Federal Home Loan Mortgage Corp., 6.50%, 09/01/36	329	351
Federal Home Loan Mortgage Corp., 7.00%, 11/01/36	41	45
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	899	943
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	1,287	1,350
Federal Home Loan Mortgage Corp., 5.88%, 01/01/37 (i)	122	128
Federal Home Loan Mortgage Corp., 6.05%, 01/01/37 (i)	527	558
Federal Home Loan Mortgage Corp., 5.50%, 02/01/37	323	339
Federal Home Loan Mortgage Corp., 5.65%, 02/01/37 (i)	434	457
Federal Home Loan Mortgage Corp., 6.00%, 02/01/37	585	619
Federal Home Loan Mortgage Corp., 6.50%, 03/01/37	434	464
Federal Home Loan Mortgage Corp., 6.00%, 04/16/37	100	104
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37	1,443	1,513
Federal Home Loan Mortgage Corp., 6.00%, 05/01/37	1,900	2,012
Federal Home Loan Mortgage Corp., 5.00%, 08/01/37	242	251
Federal Home Loan Mortgage Corp., 6.00%, 08/01/37	908	960
Federal Home Loan Mortgage Corp., 7.00%, 08/01/37	467	506
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	378	403
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	284	304
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	432	461
Federal Home Loan Mortgage Corp., 5.50%, 01/01/38	89	93
Federal Home Loan Mortgage Corp., 6.00%, 03/01/38	61	65
Federal Home Loan Mortgage Corp., 6.50%, 03/01/38	393	419
Federal Home Loan Mortgage Corp., 5.00%, 04/01/38	547	566
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38	780	818
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38	375	394
Federal Home Loan Mortgage Corp., 6.00%, 08/01/38	758	801
Federal Home Loan Mortgage Corp., 5.50%, 09/01/38	894	937
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38	733	775
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38	1,000	1,057
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38	1,000	1,057
Federal Home Loan Mortgage Corp., 6.00%, 10/01/38	33	35
Federal Home Loan Mortgage Corp., 5.50%, 11/01/38	169	178
Federal Home Loan Mortgage Corp., 5.50%, 12/01/38	681	713
Federal Home Loan Mortgage Corp., 5.50%, 12/01/38	956	1,003
Federal Home Loan Mortgage Corp., 6.00%, 12/01/38	440	465
Federal Home Loan Mortgage Corp., 5.00%, 01/01/39	2,008	2,078
Federal Home Loan Mortgage Corp., 5.00%, 01/01/39	925	957
Federal Home Loan Mortgage Corp., 6.00%, 02/01/39	299	316
Federal Home Loan Mortgage Corp., 6.00%, 02/01/39	590	623
Federal Home Loan Mortgage Corp., 4.50%, 04/01/39	1,940	1,966
Federal Home Loan Mortgage Corp., 5.00%, 04/01/39	522	540
Federal Home Loan Mortgage Corp., 5.00%, 05/01/39	308	318
Federal Home Loan Mortgage Corp., 4.00%, 06/01/39	994	984
Federal Home Loan Mortgage Corp., 4.50%, 06/01/39	398	403
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39	617	638
Federal Home Loan Mortgage Corp., 4.00%, 07/01/39	998	988
Federal Home Loan Mortgage Corp., 4.00%, 07/01/39	697	690
Federal Home Loan Mortgage Corp., 4.50%, 07/01/39	1,593	1,614
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39	807	835
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39	415	430
Federal Home Loan Mortgage Corp., 4.50%, 09/01/39	1,200	1,216
Federal Home Loan Mortgage Corp., 4.50%, 09/01/39	1,998	2,024
		93,768
Federal National Mortgage Association - 23.2%
Federal National Mortgage Association, 6.63%, 11/15/10	500	534
Federal National Mortgage Association, 4.75%, 12/15/10	460	483
Federal National Mortgage Association, 2.00%, 02/11/11 (e)	200	201
Federal National Mortgage Association, 4.50%, 02/15/11	300	316
Federal National Mortgage Association, 5.50%, 03/15/11 (e)	1,300	1,390
Federal National Mortgage Association, 5.13%, 04/15/11	500	534
Federal National Mortgage Association, 6.00%, 05/15/11	1,000	1,083
Federal National Mortgage Association, 2.00%, 01/09/12 (e)	800	813
Federal National Mortgage Association, 5.00%, 02/16/12	750	815
Federal National Mortgage Association, 6.13%, 03/15/12	1,000	1,117
Federal National Mortgage Association, 1.75%, 08/10/12 (e)	2,500	2,511
Federal National Mortgage Association, 5.50%, 01/01/14	25	27
Federal National Mortgage Association, 3.38%, 03/10/14	800	807
Federal National Mortgage Association, 2.50%, 05/15/14 (e)	675	674
Federal National Mortgage Association, 3.30%, 07/30/14 (e)	1,000	1,009
Federal National Mortgage Association, 4.63%, 10/15/14 (e)	550	600
Federal National Mortgage Association, 5.00%, 04/15/15 (e)	500	555
Federal National Mortgage Association, 4.38%, 10/15/15	390	419
Federal National Mortgage Association, 6.50%, 02/01/16	7	8
Federal National Mortgage Association, 5.00%, 03/15/16 (e)	400	442
Federal National Mortgage Association, 5.50%, 04/01/16	7	7
Federal National Mortgage Association, 6.00%, 06/01/16	51	55
Federal National Mortgage Association, 6.50%, 09/01/16	10	11
Federal National Mortgage Association, 6.00%, 10/01/16	101	109
Federal National Mortgage Association, 6.50%, 10/01/16	17	18
Federal National Mortgage Association, 6.50%, 12/01/16	1	1
Federal National Mortgage Association, 4.88%, 12/15/16	500	548
Federal National Mortgage Association, 5.50%, 01/01/17	202	216
Federal National Mortgage Association, 5.50%, 01/01/17	94	100
Federal National Mortgage Association, 5.00%, 02/13/17 (e)	1,500	1,658
Federal National Mortgage Association, 5.50%, 03/01/17	20	21
Federal National Mortgage Association, 0.00%, 06/01/17 (e) (j)	1,250	914
Federal National Mortgage Association, 5.50%, 09/01/17	326	350
Federal National Mortgage Association, 5.00%, 10/01/17	29	31
Federal National Mortgage Association, 5.50%, 11/01/17	37	40
Federal National Mortgage Association, 5.00%, 01/01/18	146	155
Federal National Mortgage Association, 5.50%, 01/01/18	61	66
Federal National Mortgage Association, 5.00%, 02/01/18	1,152	1,224
Federal National Mortgage Association, 5.50%, 02/01/18	122	131
Federal National Mortgage Association, 4.50%, 03/01/18	455	481
Federal National Mortgage Association, 5.00%, 03/01/18	59	62
Federal National Mortgage Association, 5.00%, 05/01/18	19	20
Federal National Mortgage Association, 5.00%, 06/01/18	41	44
Federal National Mortgage Association, 4.00%, 07/01/18	267	278
Federal National Mortgage Association, 5.00%, 07/01/18	86	91
Federal National Mortgage Association, 5.00%, 07/01/18	52	56
Federal National Mortgage Association, 4.00%, 08/01/18	195	204
Federal National Mortgage Association, 5.00%, 08/01/18	32	34
Federal National Mortgage Association, 4.00%, 10/01/18	81	85
Federal National Mortgage Association, 4.50%, 11/01/18	543	574
Federal National Mortgage Association, 4.50%, 11/01/18	246	260
Federal National Mortgage Association, 5.00%, 11/01/18	758	805
Federal National Mortgage Association, 5.50%, 12/01/18	101	108
Federal National Mortgage Association, 5.50%, 03/01/19	23	25
Federal National Mortgage Association, 5.50%, 10/01/19	71	76
Federal National Mortgage Association, 4.50%, 07/01/20	512	539
Federal National Mortgage Association, 5.50%, 07/01/20	329	350
Federal National Mortgage Association, 5.00%, 11/01/20	226	239
Federal National Mortgage Association, 4.50%, 03/01/21	112	116
Federal National Mortgage Association, 5.70%, 10/05/21	100	100
Federal National Mortgage Association, 5.50%, 01/01/22	461	489
Federal National Mortgage Association, 4.50%, 02/01/22	339	352
Federal National Mortgage Association, 5.00%, 03/01/22	366	385
Federal National Mortgage Association, 5.00%, 03/01/22	301	316
Federal National Mortgage Association, 5.38%, 04/11/22	50	53
Federal National Mortgage Association, 6.00%, 06/01/22	546	582
Federal National Mortgage Association, 5.00%, 10/01/22	357	375
Federal National Mortgage Association, 5.50%, 12/14/22	150	151
Federal National Mortgage Association, 4.50%, 02/01/23	294	305
Federal National Mortgage Association, 4.50%, 04/01/23	671	696
Federal National Mortgage Association, 5.50%, 07/01/23	27	29
Federal National Mortgage Association, 5.00%, 09/01/23	33	35
Federal National Mortgage Association, 5.50%, 10/01/23	237	251
Federal National Mortgage Association, 5.50%, 12/01/23	209	222
Federal National Mortgage Association, 4.50%, 01/01/24	363	377
Federal National Mortgage Association, 5.00%, 03/01/24	647	680
Federal National Mortgage Association, 4.00%, 04/01/24	292	298
Federal National Mortgage Association, 4.50%, 04/01/24	390	404
Federal National Mortgage Association, 4.00%, 05/01/24	700	713
Federal National Mortgage Association, 4.50%, 05/01/24	498	516
Federal National Mortgage Association, 4.00%, 06/01/24	494	503
Federal National Mortgage Association, 4.00%, 06/01/24	393	400
Federal National Mortgage Association, 4.50%, 06/01/24	56	58
Federal National Mortgage Association, 4.50%, 06/01/24	600	622
Federal National Mortgage Association, 4.00%, 07/01/24	396	404
Federal National Mortgage Association, 5.00%, 05/01/26	676	706
Federal National Mortgage Association, 5.50%, 05/01/26	723	764
Federal National Mortgage Association, 6.00%, 09/01/26	147	157
Federal National Mortgage Association, 5.00%, 12/01/26	333	348
Federal National Mortgage Association, 5.95%, 06/07/27	100	107
Federal National Mortgage Association, 6.06%, 07/20/27	100	103
Federal National Mortgage Association, 6.25%, 05/15/29	225	276
Federal National Mortgage Association, 4.50%, 06/01/29	196	201
Federal National Mortgage Association, 7.25%, 05/15/30 (e)	540	740
Federal National Mortgage Association, 7.00%, 09/01/30	9	10
Federal National Mortgage Association, 6.63%, 11/15/30 (e)	290	374
Federal National Mortgage Association, 7.00%, 02/01/31	61	68
Federal National Mortgage Association, 6.00%, 04/01/31	40	43
Federal National Mortgage Association, 6.00%, 11/01/31	3	3
Federal National Mortgage Association, 5.50%, 01/01/32	161	170
Federal National Mortgage Association, 6.00%, 06/01/32	37	39
Federal National Mortgage Association, 6.50%, 07/01/32	54	59
Federal National Mortgage Association, 7.00%, 07/01/32	22	24
Federal National Mortgage Association, 6.00%, 02/01/33	161	171
Federal National Mortgage Association, 5.50%, 05/01/33	1,474	1,551
Federal National Mortgage Association, 5.50%, 06/01/33	1,390	1,462
Federal National Mortgage Association, 5.00%, 09/01/33	1,595	1,656
Federal National Mortgage Association, 5.50%, 10/01/33	1,381	1,453
Federal National Mortgage Association, 4.50%, 11/01/33	427	435
Federal National Mortgage Association, 4.50%, 11/01/33	305	311
Federal National Mortgage Association, 5.00%, 11/01/33	1,313	1,363
Federal National Mortgage Association, 5.50%, 11/01/33	288	303
Federal National Mortgage Association, 6.00%, 11/01/33	26	28
Federal National Mortgage Association, 6.00%, 12/01/33	806	858
Federal National Mortgage Association, 6.00%, 12/01/33	339	361
Federal National Mortgage Association, 6.00%, 12/01/33	46	49
Federal National Mortgage Association, 5.50%, 01/01/34	126	133
Federal National Mortgage Association, 5.00%, 03/01/34	2,019	2,096
Federal National Mortgage Association, 5.00%, 04/01/34	250	260
Federal National Mortgage Association, 5.00%, 04/01/34	136	141
Federal National Mortgage Association, 5.00%, 05/01/34	701	727
Federal National Mortgage Association, 5.00%, 06/01/34	170	176
Federal National Mortgage Association, 5.50%, 07/01/34	828	870
Federal National Mortgage Association, 6.50%, 07/01/34	394	424
Federal National Mortgage Association, 6.00%, 08/01/34	337	358
Federal National Mortgage Association, 5.50%, 09/01/34	200	210
Federal National Mortgage Association, 5.50%, 12/01/34	850	893
Federal National Mortgage Association, 5.50%, 01/01/35	1,971	2,071
Federal National Mortgage Association, 5.50%, 02/01/35	2,319	2,437
Federal National Mortgage Association, 4.50%, 04/01/35	173	176
Federal National Mortgage Association, 5.00%, 04/01/35	248	257
Federal National Mortgage Association, 6.50%, 04/01/35	213	228
Federal National Mortgage Association, 4.68%, 05/01/35 (i)	85	88
Federal National Mortgage Association, 4.77%, 05/01/35 (i)	318	331
Federal National Mortgage Association, 5.50%, 08/01/35	119	125
Federal National Mortgage Association, 5.50%, 08/01/35	575	606
Federal National Mortgage Association, 4.50%, 10/01/35	70	71
Federal National Mortgage Association, 4.50%, 10/01/35	266	271
Federal National Mortgage Association, 4.86%, 10/01/35 (i)	558	580
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (g)	11,200	11,715
Federal National Mortgage Association, 6.00%, 10/01/35	1,593	1,688
Federal National Mortgage Association, 5.00%, 11/01/35	161	167
Federal National Mortgage Association, 5.00%, 11/01/35	778	807
Federal National Mortgage Association, 5.00%, 11/01/35	1,473	1,527
Federal National Mortgage Association, 5.50%, 12/01/35	283	297
Federal National Mortgage Association, 5.50%, 12/01/35	324	340
Federal National Mortgage Association, 7.00%, 12/01/35	6	6
Federal National Mortgage Association, 7.00%, 02/01/36	197	216
Federal National Mortgage Association, 5.50%, 03/01/36	645	676
Federal National Mortgage Association, 5.50%, 05/01/36	16	16
Federal National Mortgage Association, 6.00%, 06/01/36	580	614
Federal National Mortgage Association, 6.50%, 08/01/36	538	576
Federal National Mortgage Association, 7.00%, 09/01/36	215	235
Federal National Mortgage Association, 6.00%, 10/01/36	632	668
Federal National Mortgage Association, 6.50%, 10/01/36	1,440	1,543
Federal National Mortgage Association, 5.00%, 11/01/36	320	332
Federal National Mortgage Association, 5.50%, 11/01/36	275	289
Federal National Mortgage Association, 6.00%, 11/01/36	876	927
Federal National Mortgage Association, 5.21%, 12/01/36 (i)	478	497
Federal National Mortgage Association, 6.00%, 12/01/36	760	804
Federal National Mortgage Association, 6.50%, 12/01/36	285	305
Federal National Mortgage Association, 6.50%, 01/01/37	499	535
Federal National Mortgage Association, 6.50%, 01/01/37	582	623
Federal National Mortgage Association, 5.47%, 02/01/37 (i)	63	67
Federal National Mortgage Association, 5.50%, 02/01/37	200	209
Federal National Mortgage Association, 5.50%, 02/01/37	670	702
Federal National Mortgage Association, 5.57%, 02/01/37 (i)	834	880
Federal National Mortgage Association, 5.70%, 02/01/37 (i)	515	543
Federal National Mortgage Association, 6.00%, 02/01/37	674	712
Federal National Mortgage Association, 6.50%, 02/01/37	201	216
Federal National Mortgage Association, 5.50%, 03/01/37	221	232
Federal National Mortgage Association, 7.00%, 03/01/37	294	321
Federal National Mortgage Association, 5.00%, 04/01/37	514	531
Federal National Mortgage Association, 5.68%, 04/01/37 (i)	186	196
Federal National Mortgage Association, 5.83%, 04/01/37 (i)	1,630	1,725
Federal National Mortgage Association, 6.00%, 04/01/37	1,267	1,340
Federal National Mortgage Association, 5.50%, 05/01/37	375	393
Federal National Mortgage Association, 6.00%, 06/01/37	989	1,046
Federal National Mortgage Association, 5.50%, 08/01/37	130	137
Federal National Mortgage Association, 6.00%, 08/01/37	325	344
Federal National Mortgage Association, 6.00%, 09/01/37	98	104
Federal National Mortgage Association, 5.50%, 10/01/37	300	314
Federal National Mortgage Association, 6.00%, 10/01/37	1,823	1,928
Federal National Mortgage Association, 6.50%, 10/01/37	500	535
Federal National Mortgage Association, 5.50%, 11/01/37	573	600
Federal National Mortgage Association, 6.00%, 11/01/37	496	524
Federal National Mortgage Association, 7.50%, 11/01/37	126	137
Federal National Mortgage Association, 5.50%, 12/01/37	348	364
Federal National Mortgage Association, 5.50%, 12/01/37	339	355
Federal National Mortgage Association, 5.50%, 12/01/37	615	644
Federal National Mortgage Association, 6.00%, 12/01/37	1,050	1,111
Federal National Mortgage Association, 6.00%, 12/01/37	712	753
Federal National Mortgage Association, 5.00%, 01/01/38	218	226
Federal National Mortgage Association, 5.23%, 01/01/38 (i)	1,799	1,887
Federal National Mortgage Association, 5.50%, 01/01/38	2,332	2,444
Federal National Mortgage Association, 5.00%, 02/01/38	432	447
Federal National Mortgage Association, 6.00%, 02/01/38	360	381
Federal National Mortgage Association, 7.00%, 02/01/38	433	472
Federal National Mortgage Association, 4.50%, 03/01/38	2,500	2,536
Federal National Mortgage Association, 5.99%, 03/01/38 (i)	1,000	1,070
Federal National Mortgage Association, 5.00%, 04/01/38	95	98
Federal National Mortgage Association, 5.50%, 05/01/38	500	524
Federal National Mortgage Association, 6.00%, 05/01/38	790	835
Federal National Mortgage Association, 4.50%, 06/01/38	490	497
Federal National Mortgage Association, 4.50%, 06/01/38	497	504
Federal National Mortgage Association, 5.50%, 07/01/38	298	312
Federal National Mortgage Association, 6.00%, 07/01/38	1,199	1,268
Federal National Mortgage Association, 5.50%, 08/01/38	2,535	2,655
Federal National Mortgage Association, 6.00%, 09/01/38	241	254
Federal National Mortgage Association, 6.50%, 09/01/38	278	298
Federal National Mortgage Association, 6.50%, 09/01/38	806	863
Federal National Mortgage Association, 5.50%, 10/01/38	25	26
Federal National Mortgage Association, 5.50%, 11/01/38	863	904
Federal National Mortgage Association, 5.50%, 11/01/38	233	244
Federal National Mortgage Association, 5.50%, 11/01/38	490	513
Federal National Mortgage Association, 5.50%, 11/01/38	197	206
Federal National Mortgage Association, 5.00%, 12/01/38	643	665
Federal National Mortgage Association, 5.50%, 12/01/38	286	299
Federal National Mortgage Association, 4.50%, 01/01/39	927	941
Federal National Mortgage Association, 5.50%, 01/01/39	1,959	2,053
Federal National Mortgage Association, 6.00%, 01/01/39	870	919
Federal National Mortgage Association, 4.00%, 02/01/39	40	39
Federal National Mortgage Association, 4.50%, 02/01/39	992	1,006
Federal National Mortgage Association, 5.00%, 02/01/39	1,070	1,107
Federal National Mortgage Association, 4.00%, 03/01/39	654	649
Federal National Mortgage Association, 4.50%, 03/01/39	1,460	1,481
Federal National Mortgage Association, 5.00%, 03/01/39	2,846	2,944
Federal National Mortgage Association, 4.50%, 04/01/39	988	1,002
Federal National Mortgage Association, 5.00%, 04/01/39	196	203
Federal National Mortgage Association, 7.00%, 04/01/39	157	172
Federal National Mortgage Association, 4.00%, 05/01/39	994	985
Federal National Mortgage Association, 4.00%, 07/01/39	696	691
Federal National Mortgage Association, 4.51%, 07/01/39 (i)	3,051	3,168
Federal National Mortgage Association, 4.00%, 08/01/39	1,497	1,485
Federal National Mortgage Association, 4.50%, 08/01/39	2,495	2,531
Federal National Mortgage Association, 4.00%, 09/01/39	1,000	991
Federal National Mortgage Association, 5.00%, 09/01/39	3,000	3,103
		149,742
Government National Mortgage Association - 4.8%
Government National Mortgage Association, 8.00%, 04/15/30	20	22
Government National Mortgage Association, 8.50%, 06/15/30	10	12
Government National Mortgage Association, 8.50%, 12/15/30	-	-
Government National Mortgage Association, 6.50%, 01/15/32	80	86
Government National Mortgage Association, 6.00%, 05/15/32	93	99
Government National Mortgage Association, 6.00%, 10/15/32	63	67
Government National Mortgage Association, 6.00%, 01/15/33	115	123
Government National Mortgage Association, 5.00%, 03/15/33	9	10
Government National Mortgage Association, 5.00%, 05/15/33	9	10
Government National Mortgage Association, 5.00%, 05/15/33	11	11
Government National Mortgage Association, 5.00%, 05/15/33	13	13
Government National Mortgage Association, 5.00%, 06/15/33	11	11
Government National Mortgage Association, 5.50%, 07/15/33	277	293
Government National Mortgage Association, 5.50%, 07/15/33	277	295
Government National Mortgage Association, 5.00%, 08/15/33	8	9
Government National Mortgage Association, 5.00%, 08/15/33	8	9
Government National Mortgage Association, 5.00%, 08/15/33	103	108
Government National Mortgage Association, 5.00%, 08/15/33	16	16
Government National Mortgage Association, 5.00%, 08/15/33	8	8
Government National Mortgage Association, 5.50%, 08/15/33	187	198
Government National Mortgage Association, 5.50%, 09/15/33	56	59
Government National Mortgage Association, 5.00%, 11/15/33	11	11
Government National Mortgage Association, 6.50%, 12/15/33	166	177
Government National Mortgage Association, 6.00%, 07/15/34	32	34
Government National Mortgage Association, 6.00%, 08/15/34	359	381
Government National Mortgage Association, 5.00%, 01/15/35	577	600
Government National Mortgage Association, 5.00%, 03/15/35	191	199
Government National Mortgage Association, 5.50%, 04/15/35	259	273
Government National Mortgage Association, 6.00%, 05/15/35	20	21
Government National Mortgage Association, 5.00%, 11/15/35	139	144
Government National Mortgage Association, 5.50%, 11/15/35	371	391
Government National Mortgage Association, 5.50%, 12/15/35	269	284
Government National Mortgage Association, 5.50%, 02/15/36	346	364
Government National Mortgage Association, 6.00%, 02/15/36	100	106
Government National Mortgage Association, 5.50%, 03/15/36	131	138
Government National Mortgage Association, 5.50%, 03/15/36	65	68
Government National Mortgage Association, 6.50%, 03/15/36	108	114
Government National Mortgage Association, 6.00%, 05/15/36	313	332
Government National Mortgage Association, 5.50%, 06/15/36	179	188
Government National Mortgage Association, 6.50%, 06/15/36	302	322
Government National Mortgage Association, 7.00%, 11/15/36	195	212
Government National Mortgage Association, 6.00%, 01/15/37	238	251
Government National Mortgage Association, 6.00%, 04/15/37	405	429
Government National Mortgage Association, 5.50%, 05/15/37	375	395
Government National Mortgage Association, 5.50%, 05/15/37	701	737
Government National Mortgage Association, 6.50%, 09/15/37	290	309
Government National Mortgage Association, 6.00%, 11/15/37	283	299
Government National Mortgage Association, 5.00%, 12/15/37	481	499
Government National Mortgage Association, 6.00%, 12/15/37	479	507
Government National Mortgage Association, 6.00%, 12/15/37	156	165
Government National Mortgage Association, 6.50%, 02/15/38	387	411
Government National Mortgage Association, 4.50%, 03/15/38	79	81
Government National Mortgage Association, 5.50%, 03/15/38	658	692
Government National Mortgage Association, 5.50%, 05/15/38	469	493
Government National Mortgage Association, 5.00%, 06/15/38	3,195	3,314
Government National Mortgage Association, 5.50%, 06/15/38	1,147	1,206
Government National Mortgage Association, 5.50%, 06/15/38	27	28
Government National Mortgage Association, 5.50%, 07/15/38	48	50
Government National Mortgage Association, 5.50%, 07/15/38	79	84
Government National Mortgage Association, 5.50%, 07/15/38	91	95
Government National Mortgage Association, 6.50%, 07/15/38	775	824
Government National Mortgage Association, 6.00%, 08/15/38	588	622
Government National Mortgage Association, 6.00%, 08/15/38	1,000	1,058
Government National Mortgage Association, 6.00%, 09/15/38	636	674
Government National Mortgage Association, 6.00%, 10/15/38	900	952
Government National Mortgage Association, 5.50%, 11/15/38	875	921
Government National Mortgage Association, 6.00%, 12/15/38	38	40
Government National Mortgage Association, 5.50%, 01/15/39	609	640
Government National Mortgage Association, 6.00%, 01/15/39	681	720
Government National Mortgage Association, 4.50%, 02/15/39	200	203
Government National Mortgage Association, 4.50%, 03/15/39	54	55
Government National Mortgage Association, 4.50%, 04/15/39	1,000	1,017
Government National Mortgage Association, 4.50%, 04/15/39	1,094	1,113
Government National Mortgage Association, 4.50%, 04/15/39	543	552
Government National Mortgage Association, 4.50%, 05/15/39	58	59
Government National Mortgage Association, 4.50%, 05/15/39	517	526
Government National Mortgage Association, 4.50%, 06/15/39	736	748
Government National Mortgage Association, 5.00%, 06/15/39	1,498	1,554
Government National Mortgage Association, 4.50%, 08/15/39	1,997	2,031
Government National Mortgage Association, 5.50%, 09/15/39	1,000	1,051
		31,223

Total Government and Agency Obligations (cost $452,911)		466,823

SHORT TERM INVESTMENTS - 26.3%
Mutual Funds - 3.8%
JNL Money Market Fund, 0.11% (a) (h)	24,881	24,881

Securities Lending Collateral - 22.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	96,923	96,923
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	48,622	48,305
		145,228

Total Short Term Investments (cost $170,426)		170,109

Total Investments - 123.7% (cost $784,201)		798,803
Other Assets and Liabilities, Net - (23.7%)		(152,935)
Total Net Assets - 100%		$ 645,868

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 15.4%
Aristocrat Leisure Ltd.	47	$ 218
Bayerische Motoren Werke AG (e)	36	1,720
Bulgari SpA (e)	182	1,409
Burberry Group Plc	115	925
Carnival Corp.	118	3,940
Dish TV India Ltd. (c)	143	134
Grupo Televisa SA - ADR (e)	155	2,883
Inditex SA	54	3,098
International Game Technology	19	400
Lottomatica SpA (e)	8	177
LVMH Moet Hennessy Louis Vuitton SA (e)	53	5,339
McDonald's Corp.	63	3,573
Shuffle Master Inc. (c) (e)	61	576
Sirius XM Radio Inc. (c) (e)	1,294	822
Sony Corp. (e)	132	3,916
Tiffany & Co. (e)	88	3,371
Tod's SpA	31	2,119
Walt Disney Co. (e)	130	3,578
Zee Entertainment Enterprises Ltd.	204	1,014
		39,212
CONSUMER STAPLES - 11.1%
Cadbury Plc	204	2,618
Cia de Bebidas das Americas - ADR (e)	37	3,008
Colgate-Palmolive Co. (e)	43	3,242
Diageo Plc	95	1,464
Fomento Economico Mexicano SAB de CV	764	2,908
Grupo Modelo SAB de CV (c)	377	1,402
Kroger Co.	-	4
Nestle SA	37	1,568
Reckitt Benckiser Group Plc	51	2,478
Seven & I Holdings Co. Ltd. (e)	42	1,012
Tesco Plc	451	2,880
Unilever Plc	81	2,292
Wal-Mart Stores Inc.	67	3,309
		28,185
ENERGY - 4.8%
Husky Energy Inc.	68	1,911
Technip SA (e)	54	3,437
Total SA	61	3,601
Transocean Ltd. (c)	37	3,179
		12,128
FINANCIALS - 13.1%
3i Group Plc	249	1,149
AFLAC Inc.	67	2,868
Allianz SE	30	3,695
Credit Suisse Group AG	107	5,950
HDFC Bank Ltd.	13	456
HSBC Holdings Plc	369	4,284
Investor AB - Class B	153	2,795
SLM Corp. (c) (e)	278	2,422
Societe Generale - Class A	25	2,041
Sony Financial Holdings Inc.	-	37
Sumitomo Mitsui Financial Group Inc. (e) (u)	64	2,214
UBS AG (c)	147	2,693
XL Capital Ltd. - Class A	147	2,563
		33,167
HEALTH CARE - 6.9%
Aetna Inc.	98	2,730
Basilea Pharmaceutical AG (c)	3	286
Bayer AG	14	996
InterMune Inc. (c) (e)	33	529
NicOx SA (c)	21	268
Regeneron Pharmaceuticals Inc. (c)	21	403
Roche Holding AG	37	6,051
Sanofi-Aventis SA	34	2,503
Schering-Plough Corp.	7	205
Seattle Genetics Inc. (c) (e)	73	1,024
Theravance Inc. (c) (e)	55	804
WellPoint Inc. (c)	39	1,838
		17,637
INDUSTRIALS - 13.3%
3M Co.	48	3,557
Assa Abloy AB (e)	238	3,862
Boeing Co. (e)	22	1,186
Emerson Electric Co.	47	1,864
Empresa Brasileira de Aeronautica SA - ADR (c) (e)	87	2,007
European Aeronautic Defence & Space Co. NV (e)	139	3,123
Fanuc Ltd. (e)	13	1,139
Koninklijke Philips Electronics NV	112	2,732
Lockheed Martin Corp.	18	1,405
Prysmian SPA	10	185
Raytheon Co. (e)	43	2,044
Secom Co. Ltd. (e)	39	1,969
Siemens AG (e)	68	6,338
TNT NV	90	2,428
		33,839
INFORMATION TECHNOLOGY - 28.4%
Adobe Systems Inc. (c)	94	3,106
Altera Corp.	128	2,619
Automatic Data Processing Inc.	83	3,270
Corning Inc.	164	2,505
eBay Inc. (c)	216	5,102
Hoya Corp.	100	2,364
Infosys Technologies Ltd.	103	4,946
Intuit Inc. (c) (e)	146	4,152
Juniper Networks Inc. (c) (e)	206	5,561
Keyence Corp. (e)	9	1,945
Kyocera Corp.	16	1,448
Linear Technology Corp. (e)	36	1,003
Maxim Integrated Products Inc.	130	2,355
MediaTek Inc.	153	2,551
Microsoft Corp.	186	4,816
Murata Manufacturing Co. Ltd.	56	2,662
Nidec Corp. (e)	17	1,372
Nintendo Co. Ltd. (e)	6	1,486
SAP AG (e)	93	4,552
Taiwan Semiconductor Manufacturing Co. Ltd.	1,277	2,562
Tandberg ASA (e)	64	1,530
Telefonaktiebolaget LM Ericsson - Class B	1,028	10,318
		72,225
MATERIALS - 0.3%
Linde AG	6	642

TELECOMMUNICATION SERVICES - 2.7%
KDDI Corp.	1	3,083
Turkcell Iletisim Hizmet AS - ADR	80	1,420
Vodafone Group Plc	1,054	2,362
		6,865
UTILITIES - 0.9%
Fortum Oyj	91	2,324

Total Common Stocks (cost $256,750)		246,224

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Bayerische Motoren Werke AG - PFD	51	1,698

Total Preferred Stocks (cost $1,565)		1,698

RIGHTS - 0.0%
Wire & Wireless India Ltd. (c) (f)	207	19

Total Rights (cost $48)		19

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	753	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $753)		-

CORPORATE BONDS AND NOTES - 0.1%
HEALTH CARE - 0.1%
Theravance Inc., 3.00%, 01/15/15	$ 270	228

Total Corporate Bonds and Notes (cost $270)		228

SHORT TERM INVESTMENTS - 24.8%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.11% (a) (h)	7,012	7,012

Securities Lending Collateral - 22.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	45,673	45,673
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	10,398	10,331
		56,004

Total Short Term Investments (cost $63,083)		63,016

Total Investments - 122.5% (cost $322,469)		311,185
Other Assets and Liabilities, Net - (22.5%)		(57,110)
Total Net Assets - 100%		$ 254,075

JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 3.6%
Kangwon Land Inc.	68	$ 1,007
Lotte Shopping Co. Ltd.	5	1,292
PT Astra International Tbk	276	951
		3,250
CONSUMER STAPLES - 4.9%
Hengan International Group Co. Ltd. (e)	369	2,231
Shinsegae Co. Ltd.	4	2,094
		4,325
ENERGY - 4.0%
China Petroleum & Chemical Corp. (e)	674	573
CNOOC Ltd.	1,531	2,058
Oil India Ltd. (c)	3	66
PTT Public Company Ltd.	106	831
		3,528
FINANCIALS - 33.5%
AMMB Holdings Bhd	703	866
ARA Asset Management Ltd.	1,441	829
Bangkok Bank Public Co. Ltd.	562	2,069
Bank Mandiri Persero Tbk PT	1,110	540
Bank of China Ltd.	5,023	2,644
China Construction Bank Corp. (e)	1,044	834
DBS Group Holdings Ltd.	125	1,174
Hang Seng Bank Ltd.	74	1,069
Henderson Land Development Co. Ltd.	356	2,343
ICICI Bank Ltd.	116	2,181
ICICI Bank Ltd. - ADR (e)	3	120
Infrastructure Development Finance Co. Ltd.	117	355
KB Financial Group Inc. (c)	45	2,297
Metropolitan Bank & Trust Co.	1,134	922
Ping an Insurance Group Co. of China Ltd. (e)	255	2,024
PT Bank Rakyat Indonesia	1,550	1,202
Samsung Fire & Marine Insurance Co. Ltd.	6	1,189
Shui On Land Ltd.	1,361	781
Unitech Ltd.	496	1,107
Wharf Holdings Ltd.	491	2,608
Yanlord Land Group Ltd.	773	1,251
Yuanta Financial Holding Co. Ltd.	1,857	1,375
		29,780
INDUSTRIALS - 9.4%
Aditya Birla Nuvo Ltd.	24	471
Bakrie and Brothers Tbk PT (c)	34,959	474
Far Eastern Textile Co. Ltd.	1,028	1,205
Hutchison Whampoa Ltd.	333	2,404
IVRCL Infrastructures & Projects Ltd.	96	783
S1 Corp.	27	1,175
SembCorp Industries Ltd.	346	833
Suzlon Energy Ltd. (c)	500	952
		8,297
INFORMATION TECHNOLOGY - 17.9%
AAC Acoustic Technologies Holdings Inc.	1,418	1,550
BYD Electronic International Co. Ltd. (c) (e)	493	275
Delta Electronics Inc.	164	465
HON HAI Precision Industry Co. Ltd.	642	2,578
Lite-On Technology Corp.	214	281
MediaTek Inc.	154	2,576
Powertech Technology Inc.	348	1,046
Samsung Electronics Co. Ltd.	4	2,727
Shanda Games Ltd. - ADR (c)	113	1,320
Sohu.com Inc. (c) (e)	18	1,245
Taiwan Semiconductor Manufacturing Co. Ltd.	624	1,251
Wistron Corp.	309	575
		15,889
MATERIALS - 8.9%
China Shanshui Cement Group Ltd.	1,200	897
China Zhongwang Holdings Ltd. (c) (e)	1,560	1,534
Huabao International Holdings Ltd.	1,144	1,227
POSCO Inc.	2	909
Sterlite Industries India Ltd.	106	1,717
Taiwan Cement Corp.	1,404	1,577
		7,861
TELECOMMUNICATION SERVICES - 9.7%
Axiata Group Bhd (c)	1,166	1,044
China Mobile Ltd.	286	2,785
China Unicom Hong Kong Ltd.	936	1,325
LG Dacom Corp.	96	1,623
Philippine Long Distance Telephone Co.	11	562
Telekomunikasi Indonesia Tbk PT	1,403	1,256
		8,595
UTILITIES - 5.3%
GAIL India Ltd.	17	129
GVK Power & Infrastructure Ltd. (c)	1,401	1,353
Korea Electric Power Corp. (c)	62	1,879
Tata Power Co. Ltd.	48	1,307
		4,668

Total Common Stocks (cost $72,989)		86,193

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	22	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $22)		-

SHORT TERM INVESTMENTS - 9.8%
Mutual Funds - 2.2%
JNL Money Market Fund, 0.11% (a) (h)	1,984	1,984

Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	6,266	6,266
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	481	478
		6,744

Total Short Term Investments (cost $8,731)		8,728

Total Investments - 107.0% (cost $81,742)		94,921
Other Assets and Liabilities, Net - (7.0%)		(6,207)
Total Net Assets - 100%		$ 88,714

JNL/PAM China-India Fund
COMMON STOCKS - 91.0%
CONSUMER DISCRETIONARY - 8.1%
Focus Media Holding Ltd. - ADR (c) (e)	269	$ 2,965
GOME Electrical Appliances Holdings Ltd. (c)	8,253	2,204
Li Ning Co. Ltd. (e)	584	1,796
Maruti Suzuki India Ltd.	110	3,888
Sun TV Network Ltd.	330	2,247
		13,100
CONSUMER STAPLES - 1.5%
Colgate-Palmolive India Ltd.	186	2,453

ENERGY - 15.5%
Bharat Petroleum Corp. Ltd.	198	2,366
China Petroleum & Chemical Corp. (e)	4,688	3,986
China Shenhua Energy Co. Ltd.	699	3,051
CNOOC Ltd.	2,967	3,989
Oil & Natural Gas Corp. Ltd.	95	2,311
Oil India Ltd. (c)	8	178
Reliance Industries Ltd. (c)	200	9,173
		25,054
FINANCIALS - 29.8%
Axis Bank Ltd.	291	5,968
Bank of China Ltd.	17,966	9,458
China Life Insurance Co. Ltd. (e)	334	1,455
China Resources Land Ltd.	642	1,407
DLF Ltd.	409	3,723
Franshion Properties China Ltd.	3,946	1,120
ICICI Bank Ltd.	381	7,181
Industrial & Commercial Bank of China	12,529	9,441
Infrastructure Development Finance Co. Ltd.	740	2,247
Ping an Insurance Group Co. of China Ltd. (e)	448	3,555
Sino-Ocean Land Holdings Ltd.	1,508	1,365
Union Bank Of India	284	1,416
		48,336
HEALTH CARE - 1.2%
Dr. Reddy's Laboratories Ltd.	97	1,994

INDUSTRIALS - 5.0%
Beijing Capital International Airport Co. Ltd. (c) (e)	580	361
Bharat Heavy Electricals Ltd.	48	2,335
IVRCL Infrastructures & Projects Ltd.	400	3,268
Sinotrans Shipping Ltd.	1,427	574
Tata Motors Ltd. - Class A	173	1,564
		8,102
INFORMATION TECHNOLOGY - 14.4%
AAC Acoustic Technologies Holdings Inc.	3,098	3,386
BYD Co. Ltd. (c) (e)	739	6,087
Infosys Technologies Ltd.	137	6,581
Mphasis Ltd.	195	2,702
Sohu.com Inc. (c) (e)	41	2,786
Travelsky Technology Ltd.	2,232	1,711
		23,253
MATERIALS - 7.1%
Anhui Conch Cement Co. Ltd.	152	1,013
China Resources Cement Holdings Ltd. (c) (f)	374	187
China Zhongwang Holdings Ltd. (c) (e)	1,544	1,518
Fosun International Ltd.	2,626	1,833
Huabao International Holdings Ltd.	1,565	1,678
Jindal Steel & Power Ltd.	52	641
Sterlite Industries India Ltd.	255	4,118
Tata Steel Ltd.	47	501
		11,489
TELECOMMUNICATION SERVICES - 4.8%
China Mobile Ltd.	629	6,136
China Unicom Hong Kong Ltd.	1,175	1,663
		7,799
UTILITIES - 3.6%
GAIL India Ltd.	363	2,712
GVK Power & Infrastructure Ltd. (c)	3,183	3,074
		5,786

Total Common Stocks (cost $123,831)		147,366

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	40	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $40)		-

SHORT TERM INVESTMENTS - 18.9%
Mutual Funds - 6.9%
JNL Money Market Fund, 0.11% (a) (h)	11,237	11,237

Securities Lending Collateral - 12.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	18,896	18,896
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	578	574
		19,470

Total Short Term Investments (cost $30,711)		30,707

Total Investments - 109.9% (cost $154,582)		178,073
Other Assets and Liabilities, Net - (9.9%)		(15,996)
Total Net Assets - 100%		$ 162,077

JNL/PIMCO Real Return Fund
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L, 12/31/49 (p)		1	$ 446

Total Preferred Stocks (cost $500)			446

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.8%
ACE Securities Corp. REMIC, 0.34%, 06/25/37 (i)		$ 531	434
American Home Mortgage Assets REMIC, 0.44%, 09/25/46 (i)		5,741	2,687
Banc of America Commercial Mortgage Inc. REMIC, 5.89%, 07/10/44 (i)		2,000	1,767
Banc of America Large Loans Inc. REMIC, 0.75%, 08/15/29 (i) (t) (v)		1,547	1,212
BCAP LLC Trust REMIC, 0.42%, 01/25/37 (i)		608	285
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.48%, 05/25/33 (i)		128	122
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.13%, 02/25/34 (i)		793	675
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.34%, 11/25/34 (i)		867	811
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.67%, 01/25/35 (i)		1,560	1,370
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.98%, 01/25/35 (i)		808	731
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.20%, 03/25/35 (i)		155	137
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.46%, 08/25/35 (i)		140	122
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.55%, 08/25/35 (i)		251	220
Bear Stearns Alt-A Trust REMIC, 5.72%, 01/25/36 (i)		1,081	669
Bear Stearns Alt-A Trust REMIC, 4.47%, 08/25/36 (i)		437	199
Bear Stearns Asset Backed Securities Trust REMIC, 1.25%, 10/25/37 (i)		1,228	766
Bear Stearns Structured Products Inc. REMIC, 5.64%, 01/26/36 (i)		1,192	679
Bear Stearns Structured Products Inc. REMIC, 5.48%, 12/26/46 (i)		1,235	774
Capital Auto Receivables Asset Trust, 1.69%, 10/15/12 (i)		12,200	12,242
Chase Issuance Trust, 0.65%, 09/17/12 (f) (i)		7,000	6,999
Chase Issuance Trust, 0.69%, 09/17/12 (i)		6,000	6,004
Chevy Chase Mortgage Funding Corp. REMIC, 0.38%, 05/25/48 (i) (t) (v)		1,224	413
Citigroup Mortgage Loan Trust Inc. REMIC, 2.51%, 08/25/35 (i)		157	135
Citigroup Mortgage Loan Trust Inc. REMIC, 4.25%, 08/25/35 (i)		232	190
Citigroup Mortgage Loan Trust Inc. REMIC, 4.65%, 08/25/35 (i)		1,118	442
Citigroup Mortgage Loan Trust Inc. REMIC, 0.33%, 01/25/37 (i)		395	260
Citigroup Mortgage Loan Trust Inc. REMIC, 0.36%, 03/25/37 (i)		459	346
Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 05/25/37 (i)		693	580
Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 05/25/37 (i)		792	529
Citigroup Mortgage Loan Trust Inc. REMIC, 5.99%, 09/25/37 (i)		5,763	3,576
Countrywide Asset-Backed Certificates REMIC, 0.43%, 09/25/36 (i)		808	598
Countrywide Asset-Backed Certificates REMIC, 0.30%, 03/25/37 (i)		75	74
Countrywide Asset-Backed Certificates REMIC, 0.35%, 09/25/37 (i)		508	469
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.00%, 08/25/34 (i)		648	425
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 3.88%, 04/20/35 (i)		841	792
Credit Suisse Mortgage Capital Certificates REMIC, 5.86%, 02/25/37 (i)		1,200	692
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.37%, 07/25/37 (i) (t) (v)		662	482
CS First Boston Mortgage Securities Corp. REMIC, 3.76%, 04/25/34 (i)		909	831
Deutsche Bank Alternate Loan Trust REMIC, 0.34%, 08/25/37 (i)		498	465
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.30%, 11/25/36 (i)		343	338
First Horizon Asset Securities Inc. Pass-Through Trust REMIC, 3.15%, 07/25/33 (i)		949	885
First NLC Trust REMIC, 0.32%, 08/25/37 (i) (t) (v)		749	551
Ford Credit Auto Owner Trust, 0.84%, 07/15/10 (i)		105	105
Ford Credit Auto Owner Trust, 0.36%, 09/15/10 (t) (v)		2,400	2,401
Ford Credit Auto Owner Trust, 1.14%, 01/15/11 (i)		1,316	1,317
Ford Credit Auto Owner Trust, 2.00%, 12/15/11		1,000	1,008
GE Capital Commercial Mortgage Corp. REMIC, 4.71%, 05/10/43		905	914
GMAC Commercial Mortgage Securities Inc. REMIC, 5.24%, 11/10/45 (i)		2,000	1,834
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39		4,000	3,545
GS Mortgage Securities Corp. II, 0.33%, 03/06/20 (i) (t) (v)		426	392
Harborview Mortgage Loan Trust REMIC, 4.11%, 04/19/34 (i)		842	712
HSI Asset Securitization Corp. Trust REMIC, 0.31%, 05/25/37 (i)		476	442
IndyMac Residential Asset Backed Trust REMIC, 0.38%, 04/25/37 (i)		411	374
IndyMac Residential Asset Backed Trust REMIC, 0.33%, 07/25/37 (i)		378	365
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 4.62%, 10/25/35 (i)		26,690	26,237
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40		6,200	5,199
Lehman Brothers Mortgage Loan Trust REMIC, 0.34%, 06/25/37 (i) (t) (v)		610	404
MASTR Adjustable Rate Mortgages Trust REMIC, 3.89%, 12/25/33 (i)		1,634	1,405
MASTR Adjustable Rate Mortgages Trust REMIC, 0.36%, 05/25/47 (i)		14	14
MASTR Asset Backed Securities Trust REMIC, 0.33%, 05/25/37 (i)		450	400
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 0.31%, 06/25/37 (i)		464	432
Merrill Lynch Mortgage Investors Inc. REMIC, 4.44%, 02/25/33 (i)		323	288
Merrill Lynch Mortgage Investors Inc. REMIC, 4.30%, 02/25/34 (i)		739	662
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)		1,060	912
Morgan Stanley Capital I REMIC, 0.31%, 05/25/37 (i)		569	473
Morgan Stanley Capital I REMIC, 0.31%, 05/25/37 (i)		566	434
Nationstar Home Equity Loan Trust REMIC, 0.31%, 06/25/37 (i)		527	480
Provident Funding Mortgage Loan Trust REMIC, 3.12%, 08/25/33 (i)		635	585
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33		362	354
Residential Asset Securities Corp. REMIC, 0.36%, 04/25/37 (i)		390	340
Securitized Asset Backed Receivables LLC Trust REMIC, 0.38%, 05/25/37 (i)		636	441
SLM Student Loan Trust, 0.48%, 04/25/14 (i)		2,114	2,113
SLM Student Loan Trust, 0.95%, 01/25/17 (i)		3,100	3,086
SLM Student Loan Trust, 0.50%, 04/25/17 (i)		400	399
SLM Student Loan Trust, 2.00%, 04/25/23 (i)		11,024	11,448
SLC Student Loan Trust REMIC, 0.70%, 09/15/14 (i)		116	116
SLC Student Loan Trust REMIC, 0.42%, 02/15/15 (i)		219	219
SLM Student Loan Trust REMIC, 0.54%, 04/25/19 (i)		3,900	3,675
Soundview Home Equity Loan Trust REMIC, 0.33%, 06/25/37 (i)		5,346	4,029
Structured Adjustable Rate Mortgage Loan Trust REMIC, 3.75%, 02/25/34 (i)		1,064	890
Structured Asset Mortgage Investments Inc. REMIC, 0.58%, 10/19/34 (i)		48	39
Structured Asset Mortgage Investments Inc. REMIC, 0.35%, 09/25/47 (i)		326	302
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)		500	258
Thornburg Mortgage Securities Trust REMIC, 0.35%, 03/25/37 (i)		2,120	1,903
Thornburg Mortgage Securities Trust REMIC, 0.35%, 03/25/37 (i)		1,111	1,063
Wachovia Bank Commercial Mortgage Trust REMIC, 0.32%, 06/15/20 (i) (t) (v)		1,049	829
Wachovia Bank Commercial Mortgage Trust REMIC, 0.33%, 09/15/21 (i) (t) (v)		1,195	890
Washington Mutual Mortgage Pass-Through Certificates REMIC, 3.77%, 03/25/33 (i)		214	187
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.91%, 06/25/33 (i)		704	613
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.88%, 09/25/33 (i)		791	735
Washington Mutual Mortgage Pass-Through Certificates REMIC, 1.90%, 08/25/46 (i)		1,886	984
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.98%, 12/25/34 (i)		1,054	1,000

Total Non-U.S. Government Agency Asset-Backed Securities (cost $150,538)			139,225

CORPORATE BONDS AND NOTES - 36.8%
CONSUMER DISCRETIONARY - 0.3%
Honda Auto Receivables Owner Trust, 1.50%, 08/15/11		400	402
Macy's Retail Holdings Inc., 7.45%, 07/15/17		1,000	954
Omnicom Group Inc., 5.90%, 04/15/16		1,250	1,319
			2,675
CONSUMER STAPLES - 0.1%
Reynolds American Inc., 1.00%, 06/15/11 (i)		700	688

ENERGY - 0.1%
Gaz Capital SA, 7.34%, 04/11/13 (t) (v)		300	318
Gaz Capital SA, 8.15%, 04/11/18 (t) (v)		400	423
			741
FINANCIALS - 34.0%
Allstate Life Global Funding Trust, 5.38%, 04/30/13		2,500	2,661
American Express Bank FSB, 5.50%, 04/16/13		800	844
American Express Centurion Bank, 0.33%, 07/13/10 (i)		1,700	1,684
American Express Credit Corp., 1.65%, 05/27/10 (i)		4,900	4,910
American Express Credit Corp., 0.40%, 06/16/11 (i)		800	781
American Honda Finance Corp., 1.04%, 06/20/11 (i) (t) (v)		8,700	8,433
American International Group Inc., 0.62%, 10/18/11 (i)		1,000	881
American International Group Inc., 5.05%, 10/01/15		1,200	889
American International Group Inc., 5.85%, 01/16/18		1,100	796
American International Group Inc., 8.25%, 08/15/18		1,000	850
American International Group Inc., 8.18%, 05/15/58 (i)		4,700	2,820
ANZ National International Ltd., 6.20%, 07/19/13 (t) (v)		2,000	2,188
ANZ National International Ltd., 0.87%, 08/19/14 (i) (t) (v)		2,000	1,991
Australia & New Zealand Banking Group Ltd., 0.57%, 06/18/12 (i) (t) (v)		5,000	4,957
Bank of America Corp., 0.79%, 04/30/12 (i)		28,200	28,420
Bank of America Corp., 7.38%, 05/15/14		200	223
Bank of America Corp., 5.38%, 06/15/14 (e)		600	620
Bank of Scotland Plc, 4.88%, 04/15/11 (u)		1,400	1,417
Barclays Bank Plc, 6.05%, 12/04/17 (e) (t) (v)		2,000	2,013
Barclays Bank Plc, 7.43% (callable at 100 on 12/15/17) (p) (t) (v)		200	175
Caterpillar Financial Services Corp., 1.03%, 06/24/11 (i)		7,700	7,753
Citigroup Funding Inc., 1.52%, 05/07/10 (i)		3,700	3,703
Citigroup Inc., 0.31%, 12/28/09 (i)		1,200	1,198
Citigroup Inc., 0.30%, 06/04/12 (i)		24,000	23,989
Citigroup Inc., 5.50%, 04/11/13		1,200	1,228
Citigroup Inc., 6.13%, 05/15/18 (e)		3,000	2,954
Commonwealth Bank of Australia, 0.70%, 07/12/13 (i)		14,700	14,646
Commonwealth Bank of Australia, 0.79%, 06/25/14 (i)		3,800	3,782
Commonwealth Bank of Australia, 0.57%, 09/17/14 (i) (t) (v)		3,800	3,787
Countrywide Home Loans Inc., 4.00%, 03/22/11		700	711
Credit Suisse USA Inc., 0.51%, 11/20/09 (i)		500	500
Dexia Credit Local, 0.94%, 09/23/11 (i) (t) (v)		1,300	1,312
Dexia Credit Local, 2.38%, 09/23/11		4,300	4,359
Ford Motor Credit Co. LLC, 7.25%, 10/25/11		1,850	1,797
Ford Motor Credit Co. LLC, 7.80%, 06/01/12		150	145
GATX Financial Corp., 5.80%, 03/01/16		1,000	892
General Electric Capital Corp., 0.29%, 09/21/12 (i)		15,200	15,204
General Electric Capital Corp., 0.29%, 12/21/12 (i)		34,600	34,589
General Electric Capital Corp., 2.63%, 12/28/12		9,000	9,221
General Electric Capital Corp., 6.50%, 09/15/67	GBP	1,600	2,018
Genworth Financial Inc., 6.52%, 05/22/18 (e)		1,300	1,113
Goldman Sachs Group Inc., 6.60%, 01/15/12		700	760
Goldman Sachs Group Inc., 0.58%, 06/28/10 (i)		1,700	1,703
Goldman Sachs Group Inc., 1.05%, 12/05/11 (i)		15,900	16,168
HBOS Plc, 6.75%, 05/21/18 (e) (t) (v)		1,000	892
HSBC Finance Corp., 0.38%, 03/12/10 (i)		2,400	2,392
HSBC Finance Corp., 0.77%, 04/24/12 (i)		1,200	1,144
International Lease Finance Corp., 6.63%, 11/15/13		500	396
JPMorgan Chase & Co., 0.67%, 06/22/12 (i)		15,200	15,372
JPMorgan Chase & Co., 5.38%, 10/01/12		500	538
LeasePlan Corp. NV, 3.00%, 05/07/12		1,800	1,841
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)		200	34
Lehman Brothers Holdings Inc., 6.88%, 05/02/18 (d)		1,200	213
Lehman Brothers Holdings Inc., 7.00%, 09/27/27 (d)		100	17
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15		1,000	1,055
Merrill Lynch & Co. Inc., 6.88%, 04/25/18		1,200	1,262
Metropolitan Life Global Funding I, 1.04%, 06/25/10 (i) (t) (v)		500	501
Metropolitan Life Global Funding I, 2.20%, 06/10/11 (i) (t) (v)		7,400	7,388
Metropolitan Life Global Funding I, 1.42%, 09/17/12 (i) (t) (v)		1,100	1,097
Morgan Stanley, 0.76%, 01/18/11 (i)		2,000	1,981
Morgan Stanley, 0.53%, 01/09/12 (i)		200	195
Morgan Stanley, 0.74%, 02/10/12 (i)		7,100	7,149
Morgan Stanley, 0.64%, 06/20/12 (i)		39,700	40,078
Morgan Stanley, 0.58%, 01/09/14 (i)		700	651
Morgan Stanley, 0.76%, 10/15/15 (i)		1,000	915
Morgan Stanley, 0.96%, 10/18/16 (e) (i)		1,000	893
National Australia Bank Ltd., 5.35%, 06/12/13 (t) (v)		1,700	1,813
National Australia Bank Ltd., 0.78%, 07/08/14 (i) (t) (v)		1,900	1,891
New York Life Global Funding, 4.65%, 05/09/13 (t) (v)		1,800	1,895
Pacific Life Global Funding, 5.15%, 04/15/13 (t) (v)		500	523
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (t) (v)		1,000	1,051
ProLogis, 6.63%, 05/15/18		900	831
Royal Bank of Scotland Group Plc, 7.09% (callable at 100 on 09/29/17) (p)	EUR	100	72
Royal Bank of Scotland Plc, 1.40%, 04/23/12 (i)		400	406
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (p) (t) (v)		900	792
Simon Property Group LP, 5.75%, 12/01/15 (e)		500	511
Simon Property Group LP, 6.13%, 05/30/18		2,500	2,519
SLM Corp., 1.28%, 04/26/11 (i)	EUR	400	503
SLM Corp., 0.73%, 10/25/11 (i)		1,400	1,174
Svenska Handelsbanken AB, 1.30%, 09/14/12 (e) (i) (t) (v)		4,300	4,275
TransCapitalInvest Ltd., 7.70%, 08/07/13 (t) (v)		1,500	1,586
UBS AG Stamford, 1.53%, 09/29/11 (i)		7,100	7,079
Wachovia Corp., 0.41%, 10/15/11 (i)		4,200	4,141
Wachovia Corp., 0.63%, 04/23/12 (i)		1,400	1,370
Wells Fargo & Co., 4.38%, 01/31/13		800	826
Wells Fargo & Co., 0.70%, 10/28/15 (i)		500	457
Wells Fargo & Co., 1.78%, 03/23/16	EUR	600	783
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (p)		1,300	1,183
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (p)		800	704
Westpac Banking Corp., 0.58%, 09/10/14 (i) (t) (v)		700	697
			344,171
HEALTH CARE - 0.2%
Roche Holdings Inc., 2.39%, 02/25/11 (i) (t) (v)		1,700	1,746
UnitedHealth Group Inc., 4.88%, 02/15/13		100	104
			1,850
INDUSTRIALS - 0.5%
PACCAR Inc., 1.47%, 09/14/12 (i)		3,700	3,708
Waste Management Inc., 6.10%, 03/15/18		1,100	1,170
			4,878
INFORMATION TECHNOLOGY - 0.1%
Hewlett Packard Co., 2.25%, 05/27/11		1,200	1,223

MATERIALS - 0.7%
Alcoa Inc., 6.75%, 07/15/18 (e)		2,000	2,005
Dow Chemical Co., 2.72%, 08/08/11 (i)		3,600	3,657
Dow Chemical Co., 4.85%, 08/15/12 (e)		1,000	1,040
Rexam Plc, 6.75%, 06/01/13 (t) (v)		700	751
			7,453
TELECOMMUNICATION SERVICES - 0.5%
Telefonica Emisiones SAU, 0.81%, 02/04/13 (e) (i)		4,641	4,555
Verizon Wireless Capital LLC, 3.75%, 05/20/11		600	619
			5,174
UTILITIES - 0.3%
American Electric Power Co. Inc., 5.25%, 06/01/15		500	523
Constellation Energy Group Inc., 7.00%, 04/01/12		2,500	2,689
			3,212

Total Corporate Bonds and Notes (cost $373,176)			372,065

GOVERNMENT AND AGENCY OBLIGATIONS - 98.0%
GOVERNMENT SECURITIES - 93.5%
Municipals - 0.2%
State of California Variable Purpose, 5.00%, 06/01/37		100	100
State of California Variable Purpose, 5.00%, 11/01/37		400	401
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47		480	380
Tobacco Settlement Financing Corp. New Jersey, 4.75%, 06/01/34		1,000	765
Tobacco Settlement Funding Corp., 5.00%, 06/01/41		200	151
			1,797
Sovereign - 4.0%
Japan Government Inflation Index Bond, 1.20%, 12/10/17 (r)	JPY	2,829,286	29,362
Societe Financement de l'Economie Francaise, 2.13%, 01/30/12 (t) (v)		400	405
Societe Financement de l'Economie Francaise, 0.71%, 07/16/12 (i) (t) (v)		10,600	10,601
			40,368
Treasury Inflation Index Securities - 90.1%
U.S. Treasury Inflation Indexed Note, 3.38%, 01/15/12 (r)		3,997	4,256
U.S. Treasury Inflation Indexed Note, 2.00%, 04/15/12, TBA (g) (r)		63,523	65,825
U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12 (e) (r)		20,963	22,283
U.S. Treasury Inflation Indexed Note, 0.63%, 04/15/13 (e) (r)		44,417	44,325
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/13, TBA (g) (r)		70,535	72,872
U.S. Treasury Inflation Indexed Note, 1.25%, 04/15/14 (e) (o) (r)		25,442	25,845
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (r)		4,884	5,106
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/15, TBA (g) (r)		58,815	59,917
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/15, TBA (g) (r)		14,400	14,877
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/15, TBA (e) (g) (r)		29,146	30,083
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/16 (e) (r)		30,012	31,182
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16 (r)		36,304	38,862
U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17 (e) (r)		19,467	21,094
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/18, TBA (g) (r)		40,933	41,342
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/18, TBA (e) (g) (r)		22,107	22,322
U.S. Treasury Inflation Indexed Note, 1.38%, 07/15/18 (e) (r)		27,884	27,683
U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (e) (r)		11,428	12,006
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (e) (r)		54,315	56,896
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26, TBA (g) (r)		19,657	19,614
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27, TBA (g) (r)		74,254	78,037
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28, TBA (g) (r)		30,350	29,079
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28 (r)		21,250	20,360
U.S. Treasury Inflation Indexed Note, 3.63%, 04/15/28, TBA (g) (r)		15,453	19,104
U.S. Treasury Inflation Indexed Note, 3.63%, 04/15/28, TBA (e) (g) (r)		66,143	78,482
U.S. Treasury Inflation Indexed Note, 2.50%, 01/15/29 (r)		28,190	30,290
U.S. Treasury Inflation Indexed Note, 3.88%, 04/15/29 (e) (r)		33,176	40,647
			912,389
U.S. Treasury Securities - 0.3%
U.S. Treasury Note, 0.88%, 04/30/11 (e) (o)		1,674	1,679
U.S. Treasury Note, 1.13%, 06/30/11 (e)		300	302
U.S. Treasury Note, 3.00%, 08/31/16		1,000	1,006
			2,987
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.5%
Federal Home Loan Mortgage Corp. - 2.4%
Federal Home Loan Mortgage Corp., 0.40%, 08/05/11 (i) (m)		8,409	8,401
Federal Home Loan Mortgage Corp., 6.70%, 07/01/36 (i)		1,478	1,570
Federal Home Loan Mortgage Corp., 6.63%, 09/01/36 (i)		1,468	1,554
Federal Home Loan Mortgage Corp., 6.61%, 10/01/36 (i)		1,710	1,807
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38		230	241
Federal Home Loan Mortgage Corp., 6.50%, 12/01/38		562	600
Federal Home Loan Mortgage Corp., 6.50%, 01/01/39		66	70
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 05/15/16		410	416
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 05/15/17		34	35
Federal Home Loan Mortgage Corp. REMIC, 0.47%, 02/15/19 (i)		3,475	3,448
Federal Home Loan Mortgage Corp. REMIC, 0.39%, 07/15/19 (i)		1,613	1,582
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/20		630	659
Federal Home Loan Mortgage Corp. REMIC, 0.39%, 10/15/20 (i)		1,682	1,644
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 05/15/27		864	889
Federal Home Loan Mortgage Corp. REMIC, 2.25%, 10/25/44 (i)		895	874
Federal Home Loan Mortgage Corp. REMIC, 2.25%, 02/25/45 (i)		656	620
			24,410
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association, 4.29%, 11/01/35 (i)		410	423
Federal National Mortgage Association, 5.62%, 03/01/36 (i)		848	893
Federal National Mortgage Association, 5.93%, 06/01/36 (i)		446	469
Federal National Mortgage Association REMIC, 5.00%, 02/25/17		580	601
Federal National Mortgage Association REMIC, 0.31%, 07/25/37 (i)		1,195	1,078
Federal National Mortgage Association REMIC, 0.45%, 11/27/37 (f)		2,100	1,987
			5,451
Government National Mortgage Association - 0.3%
Government National Mortgage Association, 6.00%, 01/15/32		3	4
Government National Mortgage Association, 6.00%, 01/15/37		322	341
Government National Mortgage Association, 6.00%, 02/15/37		599	633
Government National Mortgage Association, 6.00%, 08/15/37		350	371
Government National Mortgage Association, 6.00%, 06/15/38		1,080	1,142
Government National Mortgage Association, 6.00%, 09/15/38		651	689
Government National Mortgage Association, 6.00%, 01/15/29		2	3
Government National Mortgage Association, 6.00%, 02/15/29		2	2
			3,185
Small Business Administration Participation Certificates - 0.2%
Small Business Administration Participation Certificates, 5.29%, 12/01/27		1,777	1,896

Total Government and Agency Obligations (cost $960,692)			992,483

SHORT TERM INVESTMENTS - 27.9%
Certificates of Deposit - 2.1%
Barclays Bank Plc, 1.07%, 03/22/11 (i)		11,800	11,786
Sanpaolo IMI SpA, 0.95%, 06/09/10 (i)		9,300	9,297
			21,083
Discount Notes. - 2.6%
Federal Home Loan Mortgage Corp., 0.21%, 10/19/09 (o)		32	32
Federal Home Loan Mortgage Corp., 0.17%, 02/23/10		14,500	14,493
Federal Home Loan Mortgage Corp., 0.22%, 03/22/10		10,900	10,892
Federal National Mortgage Association, 0.19%, 03/24/10		1,500	1,499
			26,916
Mutual Funds - 0.2%
JNL Money Market Fund, 0.11% (a) (h)		1,877	1,877

Securities Lending Collateral - 22.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		231,372	231,372

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.26%, 02/25/10 (o)		$ 139	139
U.S. Treasury Bill, 0.22%, 03/11/10 (m)		290	290
U.S. Treasury Bill, 0.19%, 03/25/10 (m)		280	280
U.S. Treasury Bill, 0.18%, 04/01/10 (m)		300	300
			1,009

Total Short Term Investments (cost $282,266)			282,257

Total Investments - 176.5% (cost $1,767,172)			1,786,476
Total Forward Sales Commitments - (6.4%) (proceeds $58,776)			(64,535)
Other Assets and Liabilities, Net - (70.1%) (o)			(709,505)
Total Net Assets - 100%			$ 1,012,436

Forward Sales Commitments
GOVERNMENT SECURITIES - 6.4%
Treasury Inflation Index Securities - 6.0%
U.S. Treasury Inflation Indexed Note, 1.38%, 07/15/18 (r)		$ 18,132	$ 17,994
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (r)		8,422	8,983
U.S. Treasury Inflation Indexed Note, 3.63%, 04/15/28, TBA (g) (r)		28,643	34,073
			61,050
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp., 5.50%, 10/01/35, TBA (g)		100	105

Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 6.00%, 10/16/22, TBA (g)		200	213

Government National Mortgage Association - 0.3%
Government National Mortgage Association, 6.00%, 10/18/37, TBA (g)		3,000	3,167

Total Forward Sales Commitments - 6.4% (proceeds $58,776)			$ 64,535

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
General Motors Corp., 5.25%, Series B (callable at 25.55 beginning 11/27/09) (d)		128	$ 461

FINANCIALS - 0.2%
American International Group Inc., Convertible Preferred, 8.50%, 08/01/11		44	505
DG Funding Trust, 0.64% (callable at 10,000 beginning 12/31/09) (i) (p) (t) (u)		-	3,558
			4,063

Total Preferred Stocks (cost $5,205)			4,524

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 7.6%
Access Group Inc., 1.80%, 10/27/25 (i)		$ 8,282	8,365
American Home Mortgage Investment Trust REMIC, 4.39%, 02/25/45		446	359
Amortizing Residential Collateral Trust REMIC, 0.54%, 07/25/32 (i)		15	9
Asset Backed Securities Corp. Home Equity REMIC, 0.52%, 09/25/34 (i)		294	207
Banc of America Commercial Mortgage Inc. REMIC, 5.93%, 05/10/45 (i)		2,000	1,923
Banc of America Commercial Mortgage Inc. REMIC, 5.84%, 06/10/49 (i)		2,830	2,318
Banc of America Funding Corp. REMIC, 3.49%, 05/25/35 (i)		639	601
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 10/25/31		100	96
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 09/25/33		43	41
Bank of America Auto Trust, 1.70%, 12/15/11 (t) (v)		1,700	1,705
Bank of America Credit Card Trust, 0.82%, 04/15/13 (i)		1,800	1,798
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 3.92%, 11/25/34 (i)		1,726	1,589
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.34%, 11/25/34 (i)		557	521
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.20%, 03/25/35 (i)		5,356	4,744
Bear Stearns Alt-A Trust REMIC, 5.49%, 09/25/35 (i)		500	317
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.33%, 02/11/44		300	270
Bear Stearns Structured Products Inc. REMIC, 5.64%, 01/26/36 (i)		1,490	849
Bear Stearns Structured Products Inc. REMIC, 5.48%, 12/26/46 (i)		849	532
Chase Issuance Trust, 1.80%, 09/15/15 (i)		12,800	13,156
Citigroup Mortgage Loan Trust Inc. REMIC, 4.70%, 12/25/35 (i)		254	217
Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 05/25/37 (i)		1,981	1,323
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46		2,100	1,828
Countrywide Alternative Loan Trust REMIC, 0.43%, 05/25/47 (i)		977	437
Countrywide Asset-Backed Certificates REMIC, 0.36%, 10/25/46 (i)		272	262
Countrywide Financial Corp., 5.13%, 02/17/11		300	481
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.65%, 11/25/34 (i)		1,238	919
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.64%, 02/20/35 (i)		2,185	1,916
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 5.25%, 02/20/36 (i)		301	203
Credit Suisse Mortgage Capital Certificates REMIC, 5.85%, 03/15/39 (i)		200	177
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)		7,800	6,147
CS First Boston Mortgage Securities Corp. REMIC, 0.93%, 03/25/32 (i) (t) (v)		33	28
Deutsche Bank Alternate Loan Trust REMIC, 0.33%, 03/25/37 (i)		89	87
Equity One ABS Inc., 0.81%, 11/25/32 (i)		196	125
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.29%, 01/25/38 (i)		511	487
Ford Credit Auto Owner Trust, 2.00%, 12/15/11		700	706
GE Capital Commercial Mortgage Corp. REMIC, 4.23%, 12/10/37		1,496	1,510
GreenPoint Mortgage Funding Trust REMIC, 0.33%, 01/25/47 (e) (i)		794	634
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39		1,000	886
Greenwich Capital Commercial Funding Corp. REMIC, 4.80%, 08/10/42 (i)		100	96
GS Mortgage Securities Corp. II, 0.33%, 03/06/20 (i) (t) (v)		1,675	1,541
GS Mortgage Securities Corp. II REMIC, 6.00%, 08/10/45 (i)		2,100	1,736
GSR Mortgage Loan Trust REMIC, 4.12%, 09/25/35 (i)		2,855	2,640
GSR Mortgage Loan Trust REMIC, 5.24%, 11/25/35 (i)		1,513	1,338
Harborview Mortgage Loan Trust REMIC, 0.47%, 05/19/35 (i)		212	113
Harborview Mortgage Loan Trust REMIC, 5.14%, 07/19/35 (i)		1,025	637
HFC Home Equity Loan Asset Backed Certificates REMIC, 0.54%, 01/20/34 (i)		1,429	1,207
HSI Asset Securitization Corp. Trust REMIC, 0.30%, 12/25/36 (i)		220	149
IndyMac ARM Trust REMIC, 3.34%, 01/25/32 (i)		1	1
IndyMac Index Mortgage Loan Trust REMIC, 4.04%, 01/25/36 (i)		1,112	639
IndyMac Index Mortgage Loan Trust REMIC, 0.34%, 11/25/46 (i)		345	313
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 3.65%, 11/25/30 (i)		4	4
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 5.27%, 02/25/33 (i)		17	16
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 5.62%, 02/25/33 (i)		29	29
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 5.12%, 04/25/33 (i)		115	110
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 4.62%, 01/25/34 (i)		324	293
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 4.62%, 10/25/35 (i)		1,607	1,580
JPMorgan Chase & Co. Alt-A Trust REMIC, 5.35%, 05/25/35 (i)		805	541
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.47%, 01/12/45 (i)		700	649
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.33%, 05/15/47		1,900	1,628
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.44%, 06/12/47		11,300	9,709
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.42%, 01/15/49		6,400	5,395
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 6.01%, 06/15/49 (i)		100	97
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.79%, 02/12/51 (i)		14,500	12,636
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.88%, 02/15/51 (i)		700	595
JPMorgan Mortgage Acquisition Corp. REMIC, 0.30%, 08/25/36 (i)		41	39
JPMorgan Mortgage Acquisition Corp. REMIC, 0.30%, 06/25/37 (i)		8,899	7,708
JPMorgan Mortgage Trust REMIC, 5.01%, 02/25/35 (i)		629	602
Lehman Brothers Commercial Mortgage Trust REMIC, 0.32%, 09/15/21 (i) (t) (v)		174	155
Long Beach Mortgage Loan Trust REMIC, 0.53%, 10/25/34 (i)		34	26
MASTR Asset Backed Securities Trust REMIC, 0.30%, 01/25/37 (i)		593	190
MASTR Asset Backed Securities Trust REMIC, 0.33%, 05/25/37 (i)		514	457
Mellon Residential Funding Corp. REMIC, 2.61%, 10/20/29 (i)		250	241
Mellon Residential Funding Corp. REMIC, 0.72%, 06/15/30 (i)		552	473
Merrill Lynch Mortgage Investors Inc. REMIC, 3.77%, 05/25/33 (i)		851	764
Merrill Lynch Mortgage Investors Inc. REMIC, 0.46%, 02/25/36 (i)		464	267
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.16%, 07/12/17 (i)		10,700	8,557
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (i)		1,500	1,168
Mid-State Trust REMIC, 8.33%, 04/01/30		11	12
MLCC Mortgage Investors Inc. REMIC, 1.25%, 10/25/35 (i)		228	201
MLCC Mortgage Investors Inc. REMIC, 0.50%, 11/25/35 (i)		382	264
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.29%, 01/25/37 (i)		422	389
Morgan Stanley Capital I REMIC, 0.30%, 10/15/20 (i) (t) (v)		414	316
Morgan Stanley Capital I REMIC, 5.81%, 12/12/49 (e)		100	86
Park Place Securities Inc. REMIC, 0.56%, 10/25/34 (i)		1,116	1,004
Prime Mortgage Trust REMIC, 0.65%, 02/25/19 (i)		17	16
Prime Mortgage Trust REMIC, 0.65%, 02/25/34 (i)		104	94
Residential Asset Securities Corp. REMIC, 0.32%, 11/25/36 (i)		36	36
Saxon Asset Securities Trust REMIC, 0.31%, 11/25/36 (i)		36	35
SBI Heloc Trust REMIC, 0.42%, 08/25/36 (i) (t) (v)		181	158
Securitized Asset Backed Receivables LLC Trust REMIC, 0.31%, 12/25/36 (i)		485	255
Sequoia Mortgage Trust REMIC, 0.60%, 10/19/26 (i)		95	75
SLM Student Loan Trust, 0.80%, 01/26/15 (i)		558	558
SLM Student Loan Trust, 0.50%, 10/25/16 (i)		798	797
SLM Student Loan Trust, 2.00%, 04/25/23 (i)		12,571	13,055
SLM Student Loan Trust REMIC, 0.49%, 10/27/14 (i)		1,446	1,444
Soundview Home Equity Loan Trust REMIC, 0.33%, 01/25/37 (i)		246	243
Structured Asset Mortgage Investments Inc. REMIC, 0.91%, 09/19/32 (i)		80	58
Structured Asset Mortgage Investments Inc. REMIC, 0.50%, 07/19/35 (i)		972	733
Structured Asset Mortgage Investments Inc. REMIC, 0.38%, 03/25/37 (i)		1,924	885
Structured Asset Securities Corp. REMIC, 4.56%, 02/25/32 (i)		3	3
Structured Asset Securities Corp. REMIC, 0.54%, 01/25/33 (i)		12	7
Structured Asset Securities Corp. REMIC, 0.30%, 10/25/36 (i)		389	364
Thornburg Mortgage Securities Trust REMIC, 0.37%, 06/25/36 (i)		2,867	2,744
Thornburg Mortgage Securities Trust REMIC, 0.36%, 12/25/36 (i)		805	761
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24		645	672
Wachovia Bank Commercial Mortgage Trust REMIC, 0.32%, 06/15/20 (i) (t) (v)		1,873	1,480
Wachovia Bank Commercial Mortgage Trust REMIC, 0.33%, 09/15/21 (i) (t) (v)		7,636	5,689
Wachovia Bank Commercial Mortgage Trust REMIC, 5.51%, 04/15/47		1,000	774
Washington Mutual Mortgage Pass-Through Certificates REMIC, 3.06%, 02/25/31 (i)		14	12
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.30%, 08/25/42 (i)		202	139
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.10%, 11/25/42 (i)		128	79
Washington Mutual Mortgage Pass-Through Certificates REMIC, 0.54%, 10/25/45 (i)		221	119
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.94%, 01/25/35 (i)		1,426	1,291
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.95%, 03/25/36 (i)		1,203	918

Total Non-U.S. Government Agency Asset-Backed Securities (cost $175,181)			157,878

CORPORATE BONDS AND NOTES - 31.8%
CONSUMER DISCRETIONARY - 1.4%
Ally Auto Receivables Trust, 1.32%, 03/15/12 (t) (v)		2,300	2,280
Comcast Corp., 5.88%, 02/15/18		400	426
Comcast Corp., 6.45%, 03/15/37		400	424
Princeton University, 5.70%, 03/01/39		4,500	4,953
R.H. Donnelley Corp., Term Loan, 6.33%, 06/30/11 (d) (u)		31	27
R.H. Donnelley Corp., Term Loan, 6.44%, 06/30/11 (d) (u)		641	545
R.H. Donnelley Corp., Term Loan, 6.59%, 06/30/11 (d) (u)		43	37
Target Corp., 5.13%, 01/15/13 (e)		3,000	3,231
Time Warner Inc., 0.68%, 11/13/09 (i)		12,600	12,601
Walt Disney Co., 0.58%, 07/16/10 (i)		4,400	4,398
			28,922
CONSUMER STAPLES - 0.5%
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18		100	102
Campbell Soup Co., 4.50%, 02/15/19 (e)		6,800	6,977
Kraft Foods Inc., 6.13%, 02/01/18 (e)		1,400	1,484
Kraft Foods Inc., 6.88%, 02/01/38		600	661
Philip Morris International Inc., 5.65%, 05/16/18 (e)		1,200	1,277
			10,501
ENERGY - 1.5%
Citigroup Global Markets Deutschland AG for OAO Gazprom, 10.50%, 10/21/09		1,500	1,506
El Paso Corp., 8.05%, 10/15/30 (e)		600	555
El Paso Corp., 7.80%, 08/01/31		800	734
Gaz Capital SA, 6.21%, 11/22/16 (t) (v)		300	288
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18		6,400	6,695
Peabody Energy Corp., 7.88%, 11/01/26		500	480
Petrobras International Finance Co., 7.88%, 03/15/19 (e)		11,700	13,499
Petroleos Mexica, 8.00%, 05/03/19		6,500	7,423
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (t) (v)		500	492
			31,672
FINANCIALS - 24.0%
Allstate Life Global Funding Trust, 5.38%, 04/30/13		1,900	2,022
American Express Bank FSB, 5.50%, 04/16/13		2,700	2,850
American Express Bank FSB, 6.00%, 09/13/17		300	310
American Express Centurion Bank, 0.40%, 11/16/09 (i)		2,300	2,298
American Express Centurion Bank, 6.00%, 09/13/17		300	310
American Express Co., 7.00%, 03/19/18		2,100	2,310
American General Finance Corp., 4.88%, 05/15/10		10,800	10,374
American General Finance Corp., 6.90%, 12/15/17		2,400	1,679
American Honda Finance Corp., 0.51%, 02/09/10 (i) (t) (v)		1,900	1,896
American International Group Inc., 4.00%, 09/20/11	EUR	2,500	3,421
American International Group Inc., 5.05%, 10/01/15		200	148
American International Group Inc., 5.85%, 01/16/18		18,100	13,105
American International Group Inc., 8.25%, 08/15/18		10,100	8,583
American International Group Inc., 6.25%, 03/15/37 (i)		800	396
American International Group Inc., 8.18%, 05/15/58 (e) (i)		4,400	2,640
American International Group, 6.25%, 05/01/36		6,800	4,409
ANZ National International Ltd., 6.20%, 07/19/13 (t) (v)		2,200	2,407
Bank of America Corp., 0.59%, 11/06/09 (i)		200	200
Bank of America Corp., 2.38%, 06/22/12 (e)		6,100	6,220
Bank of America Corp., 6.50%, 08/01/16		10,500	11,037
Bank of America Corp., 6.00%, 09/01/17		1,700	1,720
Bank of America NA, 0.58%, 06/15/16 (i)		700	598
Bank of America NA, 6.00%, 10/15/36		600	591
Bank of New York Mellon Corp., 0.87%, 02/05/10 (a) (i)		7,400	7,411
Barclays Bank Plc, 5.45%, 09/12/12 (e)		10,700	11,498
Barclays Bank Plc, 5.00%, 09/22/16 (e)		10,600	10,735
Barclays Bank Plc, 5.93% (callable at 100 on 12/15/16) (p) (t) (v)		5,000	3,700
Barclays Bank Plc, 6.05%, 12/04/17 (e) (t) (v)		1,600	1,610
Barclays Bank Plc, 7.43% (callable at 100 on 12/15/17) (p) (t) (v)		15,000	13,125
BNP Paribas, 5.19% (callable at 100 on 06/29/15) (p) (t) (v)		4,100	3,251
Cemex 10 Capital SPV Ltd., 6.72% (callable at 100 beginning 12/31/16) (e) (p) (t) (v)		1,000	789
Chrysler Financial Co. LLC, Term Loan, 4.35%, 08/03/14 (i) (u)		3,930	3,788
Citibank NA, 1.88%, 06/04/12 (e)		400	403
Citigroup Capital XXI, 8.30%, 12/21/57 (e) (i)		9,800	8,710
Citigroup Funding Inc., 2.25%, 12/10/12		1,800	1,824
Citigroup Inc., 0.31%, 12/28/09 (i)		400	399
Citigroup Inc., 1.63%, 03/30/11 (e)		1,200	1,214
Citigroup Inc., 2.13%, 04/30/12 (e)		5,400	5,476
Citigroup Inc., 1.88%, 05/07/12		900	906
Citigroup Inc., 5.50%, 08/27/12		1,500	1,545
Citigroup Inc., 5.63%, 08/27/12		1,000	1,011
Citigroup Inc., 5.30%, 10/17/12		600	619
Citigroup Inc., 5.50%, 04/11/13		13,900	14,224
Citigroup Inc., 5.85%, 07/02/13		400	407
Citigroup Inc., 5.50%, 10/15/14 (e)		10,900	10,884
Citigroup Inc., 6.00%, 08/15/17 (e)		2,200	2,170
Citigroup Inc., 8.50%, 05/22/19 (e)		1,000	1,129
Citigroup Inc., 6.13%, 08/25/36		1,700	1,459
Countrywide Financial Corp., 5.80%, 06/07/12		2,300	2,426
Credit Agricole SA, 0.42%, 05/28/10 (e) (i) (t) (v)		1,600	1,593
Deutsche Bank AG London, 6.00%, 09/01/17		3,000	3,238
Dexia Credit Local, 0.94%, 09/23/11 (i) (t) (v)		5,600	5,654
ENEL Finance International SA, 6.25%, 09/15/17 (e) (t) (v)		4,700	5,062
Export-Import Bank of China, 4.88%, 07/21/15 (t) (v)		200	212
Export-Import Bank Of Korea, 5.875%, 01/14/15		9,700	10,226
Fifth Third Bancorp, 8.25%, 03/01/38 (e)		10,200	9,507
Ford Motor Credit Co. LLC, 7.38%, 10/28/09 (e)		1,200	1,200
Ford Motor Credit Co. LLC, 7.88%, 06/15/10		1,000	1,004
Ford Motor Credit Co. LLC, 7.38%, 02/01/11		2,400	2,387
Fortis Bank Nederland Holding, 3.00%, 04/17/12	EUR	500	747
General Electric Capital Corp., 0.93%, 02/01/11 (i)		2,000	1,991
General Electric Capital Corp., 1.80%, 03/11/11 (e)		500	506
General Electric Capital Corp., 0.51%, 08/15/11 (i)		1,300	1,268
General Electric Capital Corp., 3.00%, 12/09/11		3,000	3,105
General Electric Capital Corp., 2.20%, 06/08/12		6,700	6,804
General Electric Capital Corp., 2.00%, 09/28/12 (e)		3,500	3,520
General Electric Capital Corp., 0.48%, 01/08/16 (i)		200	170
General Electric Capital Corp., 5.50%, 09/15/67	EUR	6,100	6,918
General Electric Capital Corp., 6.38%, 11/15/67 (i)		3,200	2,648
GMAC LLC, 6.00%, 12/15/11		200	183
Goldman Sachs Group Inc., 6.88%, 01/15/11 (e)		6,500	6,902
Goldman Sachs Group Inc., 5.63%, 01/15/17		2,200	2,216
Goldman Sachs Group Inc., 6.25%, 09/01/17 (e)		4,400	4,653
Goldman Sachs Group Inc., 5.95%, 01/18/18 (e)		1,200	1,245
Goldman Sachs Group Inc., 6.15%, 04/01/18		600	631
Goldman Sachs Group Inc., 6.75%, 10/01/37		6,300	6,502
HSBC Finance Corp., 0.56%, 10/21/09 (i)		1,000	1,000
HSBC Holdings Plc, 6.50%, 05/02/36		500	542
HSBC Holdings Plc, 6.50%, 09/15/37		700	757
International Lease Finance Corp., 5.55%, 09/05/12		4,200	3,432
JPMorgan Chase & Co., 7.00%, 11/15/09		3,100	3,120
JPMorgan Chase & Co., 0.51%, 05/07/10 (i)		2,300	2,301
JPMorgan Chase & Co., 0.55%, 05/18/10 (i)		5,600	5,604
JPMorgan Chase & Co., 4.55%, 06/23/10 (e)		3,400	3,492
JPMorgan Chase & Co., 0.65%, 08/15/11 (e) (i)		100	100
JPMorgan Chase & Co., 6.95%, 08/10/12		3,500	3,896
JPMorgan Chase & Co., 6.00%, 01/15/18		1,200	1,288
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (p)		4,200	4,033
JPMorgan Chase Bank NA, 6.00%, 10/01/17		4,100	4,312
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (e) (i)		300	279
LeasePlan Corp. NV, 3.13%, 02/10/12	EUR	3,500	5,242
Lehman Brothers Holdings Inc., 3.26%, 12/23/08 (d) (i)		200	34
Lehman Brothers Holdings Inc., 3.29%, 11/24/08 (d) (i)		4,800	804
Lehman Brothers Holdings Inc., 1.52%, 04/03/09 (d) (i)		600	100
Lehman Brothers Holdings Inc., 0.54%, 11/16/09 (d) (i)		400	67
Lehman Brothers Holdings Inc., 0.71%, 11/10/09 (d) (i)		900	151
Lehman Brothers Holdings Inc., 0.53%, 05/25/10 (d) (i)		1,100	184
Lehman Brothers Holdings Inc., 0.73%, 07/18/11 (d) (i)		1,100	184
Lehman Brothers Holdings Inc., 5.63%, 01/24/13 (d)		1,600	282
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)		1,700	289
Lehman Brothers Holdings Inc., 6.88%, 05/02/18 (d)		1,000	178
Lloyds Banking Group Plc, 5.92% (callable at 100 on 10/01/15) (p) (t) (v)		200	114
Merrill Lynch & Co. Inc., 0.41%, 12/04/09 (i)		1,700	1,700
Merrill Lynch & Co. Inc., 0.70%, 07/25/11 (i)		1,900	1,849
Merrill Lynch & Co. Inc., 0.69%, 10/25/11 (i)		13,600	13,603
Merrill Lynch & Co. Inc., 6.05%, 08/15/12		600	640
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		1,900	1,924
MetLife Global Funding Inc., 0.48%, 05/17/10 (i) (t) (v)		3,000	2,994
MetLife Inc., 6.40%, 12/15/36 (e) (i)		500	422
Morgan Stanley, 2.55%, 05/14/10 (i)		3,700	3,741
Morgan Stanley, 6.60%, 04/01/12 (e)		2,500	2,717
Morgan Stanley, 6.25%, 08/28/17		1,200	1,249
Morgan Stanley, 5.95%, 12/28/17		1,800	1,833
National Australia Bank Ltd., 0.91%, 02/08/10 (i) (t) (v)		11,400	11,398
National Australia Bank Ltd., 5.35%, 06/12/13 (e) (t) (v)		1,900	2,026
National City Bank, 4.50%, 03/15/10		5,000	5,064
Nationwide Life Global Funding I, 5.45%, 10/02/12 (t) (v)		16,200	16,083
Northern Rock Plc, 5.63%, 06/22/17 (u)		16,000	14,696
Petroleum Export Ltd., 5.27%, 06/15/11 (t) (v)		98	96
PNC Bank NA, 0.93%, 02/01/10 (i)		8,600	8,535
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)		1,700	1,744
RBS Capital Trust I, 4.71% (callable at 100 beginning 07/01/13) (p)		800	368
Resona Bank Ltd., 5.85% (callable at 100 beginning 04/15/16) (p) (t) (v)		300	260
Royal Bank of Scotland Group Plc, 6.99% (callable at 100 beginning 10/05/17) (p) (t) (v)		2,100	1,092
Royal Bank of Scotland Plc, 0.85%, 04/08/11 (i) (t) (v)		8,100	8,120
Royal Bank of Scotland Plc, 3.00%, 12/09/11 (t) (v)		3,800	3,912
Royal Bank of Scotland Plc, 2.63%, 05/11/12		1,200	1,218
Royal Bank of Scotland Plc, 4.88%, 08/25/14		400	406
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (p) (t) (v)		3,400	2,990
Santander US Debt SA Unipersonal, 0.37%, 11/20/09 (i) (t) (v)		3,200	3,200
SLM Corp., 5.13%, 08/27/12		500	428
SMFG Preferred Capital Ltd., 6.08% (callable at 100 beginning 01/25/17) (p) (t) (v)		1,000	873
Societe Financement de l'Economie Francaise, 3.38%, 05/05/14 (l) (t) (v)		4,200	4,312
Sovereign Bancorp Inc., 4.90%, 09/23/10		5,000	5,150
State Street Capital Trust III, 8.25%, 03/15/42 (e) (i)		1,700	1,664
State Street Capital Trust IV, 1.30%, 06/15/37 (i)		200	129
Sumitomo Mitsui Banking Corp., 5.63% (callable at 100 beginning 10/15/15) (p) (t) (v)		1,500	1,426
Svenska Handelsbanken AB, 1.30%, 09/14/12 (e) (i) (t) (v)		17,000	16,903
TNK-BP Finance SA, 6.13%, 03/20/12 (t) (v)		300	296
TransCapitalInvest Ltd., 8.70%, 08/07/18 (t) (v)		800	873
UBS AG Stamford, 5.88%, 12/20/17		1,200	1,228
UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (p)		10,000	7,520
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (p)		200	154
Wachovia Corp., 0.41%, 12/01/09 (i)		200	200
Wachovia Corp., 0.41%, 10/15/11 (i)		3,200	3,155
Wachovia Corp., 5.75%, 02/01/18 (e)		4,300	4,551
Wells Fargo & Co., 0.93%, 01/29/10 (i)		7,500	7,513
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (p)		2,400	2,184
Westpac Banking Corp., 0.99%, 07/16/14 (i) (t) (v)		1,000	992
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i)		175	142
			495,687
HEALTH CARE - 1.1%
Amgen Inc., 6.15%, 06/01/18		7,300	8,256
AstraZeneca Plc, 5.90%, 09/15/17 (e)		600	671
AstraZeneca Plc, 6.45%, 09/15/37		600	706
Novartis Capital Corp., 4.13%, 02/10/14		5,800	6,124
Roche Holdings Inc., 7.00%, 03/01/39 (e) (t) (v)		3,600	4,469
UnitedHealth Group Inc., 4.88%, 02/15/13		1,600	1,663
			21,889
INDUSTRIALS - 0.2%
Union Pacific Corp., 5.70%, 08/15/18		4,000	4,314

INFORMATION TECHNOLOGY - 1.3%
Dell Inc., 4.70%, 04/15/13		3,600	3,795
International Business Machines Corp., 5.70%, 09/14/17		13,200	14,547
Oracle Corp., 4.95%, 04/15/13		4,200	4,546
Oracle Corp., 5.75%, 04/15/18 (e)		4,100	4,518
			27,406
MATERIALS - 0.3%
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (e) (t) (v)		1,900	2,295
Corp. Nacional del Cobre de Chile, 6.15%, 10/24/36 (t) (v)		200	206
Nucor Corp., 5.75%, 12/01/17		2,400	2,618
Rohm & Haas Co., 6.00%, 09/15/17		900	897
Vale Overseas Ltd., 6.25%, 01/23/17 (e)		300	321
Vale Overseas Ltd., 6.88%, 11/21/36 (e)		300	310
			6,647
TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc., 0.57%, 02/05/10 (i)		900	901
AT&T Inc., 4.95%, 01/15/13		2,000	2,132
AT&T Inc., 5.50%, 02/01/18 (e)		2,000	2,087
AT&T Inc., 6.30%, 01/15/38		1,400	1,467
Qwest Corp., 7.63%, 06/15/15		800	810
Telecom Italia Capital SA, 1.12%, 07/18/11 (i)		1,900	1,885
Verizon Wireless Capital LLC, 3.03%, 05/20/11 (e) (i) (t) (v)		4,900	5,069
Verizon Wireless Capital LLC, 5.25%, 02/01/12 (t) (v)		9,900	10,571
			24,922
UTILITIES - 0.3%
Electricite de France SA, 5.50%, 01/26/14 (e) (t) (v)		1,600	1,756
Electricite de France SA, 6.50%, 01/26/19 (t) (v)		1,600	1,833
Electricite de France SA, 6.95%, 01/26/39 (e) (t) (v)		1,600	1,982
Virginia Electric & Power Co., 6.35%, 11/30/37		200	229
			5,800

Total Corporate Bonds and Notes (cost $654,654)			657,760

GOVERNMENT AND AGENCY OBLIGATIONS - 66.9%
GOVERNMENT SECURITIES - 27.5%
Municipals - 2.3%
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.80%, 06/01/30		1,000	955
Chicago Transit Authority, 6.30%, 12/01/21		200	217
Chicago Transit Authority, 6.30%, 12/01/21		100	108
Chicago Transit Authority, 6.90%, 12/01/40		2,100	2,351
Chicago Transit Authority, 6.90%, 12/01/40		2,000	2,239
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47		6,900	5,751
Illinois Municipal Electric Agency, 6.83%, 02/01/35		1,800	1,981
Los Angeles Unified School District Municipal Bond - Series A-1 (insured by FSA), 4.50%, 07/01/22		3,600	3,740
Los Angeles Unified School District Municipal Bond (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28		6,300	6,253
New Jersey State Turnpike Authority, 7.41%, 01/01/40		7,800	9,616
North Carolina Turnkpike Authority Series B, 6.70%, 01/01/39		2,000	2,136
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32		840	654
State of California Various Purpose Bond, 7.50%, 04/01/34		600	659
State of California Various Purpose Bond, 5.65%, 04/01/39		600	632
State of California Various Purpose Bond, 7.55%, 04/01/39		600	667
State of California, 5.00%, 12/01/37		3,000	3,008
State of Iowa, 6.75%, 06/01/34		4,100	4,384
State of Texas, 4.75%, 04/01/35		500	513
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23		240	187
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47		1,730	1,369
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 2.93%, 12/01/20 (j)		1,400	913
			48,333
Sovereign - 0.3%
Brazilian Government International Bond, 12.50%, 01/05/22	BRL	1,300	807
Brazilian Government International Bond, 10.25%, 01/10/28	BRL	800	439
Societe Financement de l'Economie Francaise, 2.13%, 05/20/12	EUR	300	443
Societe Financement de l'Economie Francaise, 0.71%, 07/16/12 (i) (t) (v)		2,000	2,000
South Africa Government International Bond, 5.88%, 05/30/22		100	103
United Mexican States, 6.05%, 01/11/40		1,500	1,496
			5,288
U.S. Treasury Securities - 24.9%
U.S. Treasury Bond, 5.38%, 02/15/31		2,400	2,852
U.S. Treasury Bond, 4.38%, 02/15/38		2,400	2,528
U.S. Treasury Bond, 4.50%, 05/15/38 (e)		800	861
U.S. Treasury Bond, 3.50%, 02/15/39 (e)		6,800	6,160
U.S. Treasury Bond, 4.25%, 05/15/39 (e)		26,700	27,622
U.S. Treasury Bond, 4.50%, 08/15/39 (e)		28,400	30,619
U.S. Treasury Note, 0.88%, 12/31/10 (o)		200	201
U.S. Treasury Note, 0.88%, 02/28/11		100	100
U.S. Treasury Note, 0.88%, 03/31/11		200	201
U.S. Treasury Note, 0.88%, 04/30/11 (e) (o)		2,154	2,160
U.S. Treasury Note, 0.88%, 05/31/11 (e)		3,300	3,308
U.S. Treasury Note, 1.00%, 07/31/11 (e) (o)		262,400	263,148
U.S. Treasury Note, 1.00%, 08/31/11 (e) (o)		175,100	175,408
			515,168
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 39.5%
Federal Home Loan Bank - 0.1%
Federal Home Loan Bank, 3.38%, 06/24/11		1,100	1,145

Federal Home Loan Mortgage Corp. - 6.5%
Federal Home Loan Mortgage Corp., 1.13%, 06/01/11		7,100	7,137
Federal Home Loan Mortgage Corp., 5.25%, 07/18/11 (e)		700	755
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		5	6
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		18	20
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		15	16
Federal Home Loan Mortgage Corp., 6.00%, 08/01/16		19	20
Federal Home Loan Mortgage Corp., 5.00%, 11/01/18		383	407
Federal Home Loan Mortgage Corp., 6.00%, 08/01/26		2,494	2,663
Federal Home Loan Mortgage Corp., 3.33%, 07/01/27 (i)		1	1
Federal Home Loan Mortgage Corp., 6.00%, 09/01/27		6,268	6,676
Federal Home Loan Mortgage Corp., 7.50%, 03/01/32 (f)		183	184
Federal Home Loan Mortgage Corp., 6.00%, 10/15/33, TBA (g)		39,475	41,658
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35, TBA (g)		3,000	3,088
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36		627	658
Federal Home Loan Mortgage Corp., 5.50%, 03/01/37		621	651
Federal Home Loan Mortgage Corp., 5.50%, 11/13/37, TBA (g)		27,500	28,686
Federal Home Loan Mortgage Corp., 5.50%, 04/01/38		2,445	2,563
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		298	317
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		47	50
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		151	161
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		640	677
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		61	65
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38		3,447	3,613
Federal Home Loan Mortgage Corp., 5.50%, 09/01/38		88	92
Federal Home Loan Mortgage Corp., 5.50%, 09/01/38		491	515
Federal Home Loan Mortgage Corp., 5.50%, 09/01/38		2,279	2,389
Federal Home Loan Mortgage Corp., 5.50%, 11/01/38		144	151
Federal Home Loan Mortgage Corp., 5.50%, 11/01/38		452	474
Federal Home Loan Mortgage Corp., 5.50%, 11/01/38		76	80
Federal Home Loan Mortgage Corp., 5.50%, 01/01/39		14,722	15,430
Federal Home Loan Mortgage Corp. REMIC, 0.39%, 07/15/19 (i)		1,555	1,526
Federal Home Loan Mortgage Corp. REMIC, 0.39%, 08/15/19 (i)		3,519	3,446
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 05/15/23		332	359
Federal Home Loan Mortgage Corp. REMIC, 0.69%, 11/15/30 (i)		6	6
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 03/15/34		7,937	7,712
Federal Home Loan Mortgage Corp. REMIC, 0.29%, 12/25/36 (i)		2,150	1,966
Federal Home Loan Mortgage Corp. REMIC, 2.25%, 02/25/45 (i)		105	99
			134,317
Federal National Mortgage Association - 31.5%
Federal National Mortgage Association, 5.50%, 11/01/13		4	4
Federal National Mortgage Association, 5.50%, 03/01/16		50	53
Federal National Mortgage Association, 6.00%, 04/01/16		21	22
Federal National Mortgage Association, 6.00%, 04/01/16		55	59
Federal National Mortgage Association, 6.00%, 04/01/16		37	39
Federal National Mortgage Association, 6.00%, 05/01/16		46	49
Federal National Mortgage Association, 6.00%, 08/01/16		28	30
Federal National Mortgage Association, 6.00%, 09/01/16		11	12
Federal National Mortgage Association, 6.00%, 11/01/16		43	47
Federal National Mortgage Association, 6.00%, 11/01/16		17	18
Federal National Mortgage Association, 5.50%, 12/01/16		40	42
Federal National Mortgage Association, 5.50%, 12/01/16		11	12
Federal National Mortgage Association, 5.50%, 12/01/16		75	80
Federal National Mortgage Association, 5.50%, 01/01/17		8	8
Federal National Mortgage Association, 5.50%, 01/01/17		15	16
Federal National Mortgage Association, 5.50%, 01/01/17		31	33
Federal National Mortgage Association, 6.00%, 02/01/17		12	12
Federal National Mortgage Association, 6.00%, 02/01/17		2	2
Federal National Mortgage Association, 5.50%, 03/01/17		49	53
Federal National Mortgage Association, 6.00%, 03/01/17		10	10
Federal National Mortgage Association, 6.00%, 03/01/17		32	34
Federal National Mortgage Association, 6.00%, 03/01/17		16	18
Federal National Mortgage Association, 6.00%, 04/01/17		10	11
Federal National Mortgage Association, 6.00%, 04/01/17		3	3
Federal National Mortgage Association, 6.00%, 04/01/17		41	44
Federal National Mortgage Association, 6.00%, 05/01/17		6	6
Federal National Mortgage Association, 6.00%, 05/01/17		10	10
Federal National Mortgage Association, 5.50%, 10/01/17		48	52
Federal National Mortgage Association, 6.00%, 10/01/17		47	51
Federal National Mortgage Association, 5.50%, 11/01/17		28	30
Federal National Mortgage Association, 5.50%, 11/01/17		2	2
Federal National Mortgage Association, 5.00%, 05/01/18		15	16
Federal National Mortgage Association, 5.00%, 06/01/18		195	207
Federal National Mortgage Association, 5.00%, 09/01/18		144	153
Federal National Mortgage Association, 5.00%, 10/20/18, TBA (g)		2,600	2,726
Federal National Mortgage Association, 5.00%, 06/01/19		224	237
Federal National Mortgage Association, 5.00%, 06/01/19		619	656
Federal National Mortgage Association, 5.00%, 12/01/19		829	878
Federal National Mortgage Association, 5.00%, 07/01/20		295	312
Federal National Mortgage Association, 5.00%, 10/01/20		13	14
Federal National Mortgage Association, 5.00%, 04/01/21		599	632
Federal National Mortgage Association, 5.00%, 04/01/21		301	317
Federal National Mortgage Association, 5.50%, 05/01/21		89	95
Federal National Mortgage Association, 5.50%, 06/01/21		27	29
Federal National Mortgage Association, 5.50%, 10/01/21		1,173	1,244
Federal National Mortgage Association, 5.50%, 03/01/22		153	162
Federal National Mortgage Association, 5.50%, 04/01/22		107	113
Federal National Mortgage Association, 5.50%, 04/01/22		645	683
Federal National Mortgage Association, 5.50%, 05/01/22		96	102
Federal National Mortgage Association, 5.50%, 05/01/22		32	34
Federal National Mortgage Association, 5.50%, 05/01/22		147	156
Federal National Mortgage Association, 5.50%, 06/01/22		41	44
Federal National Mortgage Association, 5.50%, 06/01/22		221	234
Federal National Mortgage Association, 5.50%, 09/01/22		191	202
Federal National Mortgage Association, 5.50%, 10/01/22		23	25
Federal National Mortgage Association, 5.50%, 12/01/22		130	138
Federal National Mortgage Association, 5.50%, 12/01/22		153	163
Federal National Mortgage Association, 5.00%, 01/01/23		635	667
Federal National Mortgage Association, 5.50%, 01/01/23		379	401
Federal National Mortgage Association, 5.50%, 01/01/23		215	227
Federal National Mortgage Association, 5.50%, 02/01/23		265	281
Federal National Mortgage Association, 5.50%, 03/01/23		257	272
Federal National Mortgage Association, 5.50%, 04/01/23		352	373
Federal National Mortgage Association, 5.50%, 05/01/23		408	432
Federal National Mortgage Association, 5.50%, 06/01/23		67	71
Federal National Mortgage Association, 5.50%, 06/01/23		153	162
Federal National Mortgage Association, 5.00%, 07/01/23		78	82
Federal National Mortgage Association, 5.50%, 07/01/23		259	275
Federal National Mortgage Association, 5.50%, 07/01/23		399	423
Federal National Mortgage Association, 5.50%, 07/01/23		427	452
Federal National Mortgage Association, 5.50%, 07/01/23		162	172
Federal National Mortgage Association, 5.00%, 08/01/23		804	844
Federal National Mortgage Association, 5.50%, 08/01/23		202	214
Federal National Mortgage Association, 5.50%, 09/01/23		221	234
Federal National Mortgage Association, 5.50%, 09/01/23		82	87
Federal National Mortgage Association, 5.50%, 09/01/23		540	572
Federal National Mortgage Association, 5.50%, 12/01/23		1,469	1,556
Federal National Mortgage Association, 6.00%, 12/01/26		5,566	5,932
Federal National Mortgage Association, 6.00%, 02/01/27		3,077	3,280
Federal National Mortgage Association, 6.00%, 06/01/27		4,177	4,448
Federal National Mortgage Association, 6.00%, 08/01/27		5,862	6,242
Federal National Mortgage Association, 6.00%, 09/01/27		6,235	6,639
Federal National Mortgage Association, 6.00%, 10/01/27		5,881	6,263
Federal National Mortgage Association, 6.00%, 11/01/27		12,155	12,943
Federal National Mortgage Association, 6.50%, 07/01/29		1	1
Federal National Mortgage Association, 6.50%, 12/01/29		1	1
Federal National Mortgage Association, 5.50%, 11/01/32		386	406
Federal National Mortgage Association, 5.50%, 11/01/32		445	468
Federal National Mortgage Association, 5.50%, 11/01/32		63	67
Federal National Mortgage Association, 5.50%, 11/01/32		516	543
Federal National Mortgage Association, 6.00%, 01/01/33		1,690	1,801
Federal National Mortgage Association, 6.00%, 03/01/33		34	36
Federal National Mortgage Association, 5.50%, 06/01/33		1,373	1,444
Federal National Mortgage Association, 5.50%, 08/01/33		410	431
Federal National Mortgage Association, 5.50%, 10/01/33		15	16
Federal National Mortgage Association, 5.50%, 11/01/33		11	12
Federal National Mortgage Association, 5.50%, 11/01/33		17	17
Federal National Mortgage Association, 5.50%, 11/01/33		370	390
Federal National Mortgage Association, 5.50%, 11/01/33		180	190
Federal National Mortgage Association, 5.50%, 12/01/33		170	179
Federal National Mortgage Association, 5.50%, 12/01/33		274	288
Federal National Mortgage Association, 5.50%, 01/01/34		61	65
Federal National Mortgage Association, 5.50%, 02/01/34		275	289
Federal National Mortgage Association, 5.50%, 02/01/34		534	562
Federal National Mortgage Association, 5.50%, 02/01/34		254	267
Federal National Mortgage Association, 5.50%, 03/01/34		1,395	1,469
Federal National Mortgage Association, 5.50%, 03/01/34		347	364
Federal National Mortgage Association, 5.50%, 03/01/34		225	237
Federal National Mortgage Association, 5.50%, 04/01/34		215	226
Federal National Mortgage Association, 5.50%, 04/01/34		12	12
Federal National Mortgage Association, 5.50%, 04/01/34		3,843	4,046
Federal National Mortgage Association, 5.50%, 05/01/34		872	918
Federal National Mortgage Association, 5.50%, 06/01/34		1,476	1,551
Federal National Mortgage Association, 5.50%, 11/01/34		859	902
Federal National Mortgage Association, 5.50%, 12/01/34		27	29
Federal National Mortgage Association, 6.00%, 12/01/34		7	7
Federal National Mortgage Association, 4.89%, 01/01/35 (i)		2,214	2,293
Federal National Mortgage Association, 5.50%, 01/01/35		4,717	4,957
Federal National Mortgage Association, 5.50%, 02/01/35		1,008	1,059
Federal National Mortgage Association, 5.00%, 06/01/35		8,248	8,555
Federal National Mortgage Association, 6.00%, 07/01/35		299	317
Federal National Mortgage Association, 5.00%, 08/01/35		532	551
Federal National Mortgage Association, 5.00%, 09/01/35		78	80
Federal National Mortgage Association, 5.00%, 09/01/35		81	84
Federal National Mortgage Association, 5.00%, 09/01/35		2,663	2,761
Federal National Mortgage Association, 5.00%, 10/01/35		287	297
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (g)		6,500	6,799
Federal National Mortgage Association, 6.50%, 12/01/35, TBA (g)		5,600	5,964
Federal National Mortgage Association, 5.00%, 02/01/36		20,223	20,963
Federal National Mortgage Association, 5.00%, 03/01/36		12,802	13,270
Federal National Mortgage Association, 6.00%, 03/01/36		1,568	1,659
Federal National Mortgage Association, 5.50%, 04/01/36		18	19
Federal National Mortgage Association, 6.00%, 05/01/36		1,248	1,321
Federal National Mortgage Association, 6.00%, 06/01/36		1,199	1,269
Federal National Mortgage Association, 6.00%, 07/01/36		57	61
Federal National Mortgage Association, 6.00%, 08/01/36		433	458
Federal National Mortgage Association, 6.00%, 08/01/36		51	54
Federal National Mortgage Association, 6.00%, 08/01/36		85	90
Federal National Mortgage Association, 6.00%, 08/01/36		1,236	1,308
Federal National Mortgage Association, 6.00%, 08/01/36		536	567
Federal National Mortgage Association, 6.00%, 08/01/36		466	493
Federal National Mortgage Association, 6.00%, 09/01/36		3,961	4,192
Federal National Mortgage Association, 6.00%, 09/01/36		319	338
Federal National Mortgage Association, 6.00%, 09/01/36		1,454	1,538
Federal National Mortgage Association, 6.00%, 09/01/36		528	559
Federal National Mortgage Association, 6.00%, 09/01/36		1,024	1,083
Federal National Mortgage Association, 6.50%, 09/01/36		34	37
Federal National Mortgage Association, 5.00%, 10/01/36		911	943
Federal National Mortgage Association, 5.50%, 10/01/36		792	831
Federal National Mortgage Association, 6.00%, 10/01/36		854	904
Federal National Mortgage Association, 6.00%, 10/01/36		12,458	13,183
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (g)		161,500	170,382
Federal National Mortgage Association, 5.00%, 12/01/36		161	166
Federal National Mortgage Association, 5.50%, 12/01/36		2,581	2,707
Federal National Mortgage Association, 5.50%, 12/01/36		50	52
Federal National Mortgage Association, 6.00%, 12/01/36		673	712
Federal National Mortgage Association, 5.00%, 01/01/37		682	706
Federal National Mortgage Association, 5.00%, 01/01/37		229	237
Federal National Mortgage Association, 5.50%, 01/01/37		589	617
Federal National Mortgage Association, 5.50%, 01/01/37		2,204	2,312
Federal National Mortgage Association, 5.00%, 02/01/37		746	771
Federal National Mortgage Association, 5.00%, 02/01/37		18	19
Federal National Mortgage Association, 5.00%, 02/01/37		256	265
Federal National Mortgage Association, 5.50%, 02/01/37		172	180
Federal National Mortgage Association, 5.50%, 02/01/37		4,390	4,601
Federal National Mortgage Association, 5.50%, 02/01/37		12,198	12,793
Federal National Mortgage Association, 6.00%, 02/01/37		881	932
Federal National Mortgage Association, 6.50%, 02/01/37		163	174
Federal National Mortgage Association, 6.50%, 02/01/37		177	190
Federal National Mortgage Association, 5.00%, 03/01/37		617	639
Federal National Mortgage Association, 5.50%, 03/01/37		682	715
Federal National Mortgage Association, 5.50%, 03/01/37		708	742
Federal National Mortgage Association, 6.00%, 03/01/37		310	328
Federal National Mortgage Association, 5.00%, 04/01/37		86	89
Federal National Mortgage Association, 5.50%, 04/01/37		2,007	2,103
Federal National Mortgage Association, 6.00%, 04/01/37		405	428
Federal National Mortgage Association, 5.50%, 05/01/37		46	49
Federal National Mortgage Association, 5.50%, 05/01/37		557	584
Federal National Mortgage Association, 6.00%, 05/01/37		107	113
Federal National Mortgage Association, 5.50%, 06/01/37		29	30
Federal National Mortgage Association, 6.00%, 06/01/37		2,609	2,759
Federal National Mortgage Association, 6.00%, 06/01/37		784	829
Federal National Mortgage Association, 5.50%, 07/01/37		1,591	1,667
Federal National Mortgage Association, 5.50%, 07/01/37		595	624
Federal National Mortgage Association, 5.50%, 07/01/37		3,401	3,564
Federal National Mortgage Association, 6.00%, 07/01/37		246	260
Federal National Mortgage Association, 6.00%, 07/01/37		2,637	2,788
Federal National Mortgage Association, 6.00%, 07/01/37		37	39
Federal National Mortgage Association, 5.50%, 08/01/37		841	882
Federal National Mortgage Association, 5.50%, 08/01/37		5,288	5,542
Federal National Mortgage Association, 6.00%, 08/01/37		849	897
Federal National Mortgage Association, 6.00%, 08/01/37		957	1,012
Federal National Mortgage Association, 6.00%, 08/01/37		588	622
Federal National Mortgage Association, 6.00%, 08/01/37		342	362
Federal National Mortgage Association, 6.00%, 08/01/37		211	223
Federal National Mortgage Association, 6.00%, 08/01/37		735	777
Federal National Mortgage Association, 6.00%, 08/01/37		217	230
Federal National Mortgage Association, 6.00%, 08/01/37		208	220
Federal National Mortgage Association, 6.00%, 08/01/37		13,865	14,658
Federal National Mortgage Association, 6.00%, 08/01/37		582	615
Federal National Mortgage Association, 6.00%, 08/01/37		259	274
Federal National Mortgage Association, 6.00%, 09/01/37		144	152
Federal National Mortgage Association, 6.00%, 09/01/37		735	777
Federal National Mortgage Association, 6.00%, 09/01/37		726	768
Federal National Mortgage Association, 6.00%, 09/01/37		1,757	1,858
Federal National Mortgage Association, 6.00%, 09/01/37		665	703
Federal National Mortgage Association, 6.00%, 09/01/37		774	818
Federal National Mortgage Association, 5.50%, 10/01/37		406	425
Federal National Mortgage Association, 5.50%, 10/01/37		27	29
Federal National Mortgage Association, 5.50%, 10/01/37		285	298
Federal National Mortgage Association, 6.00%, 10/01/37		247	261
Federal National Mortgage Association, 6.00%, 10/01/37		184	195
Federal National Mortgage Association, 6.00%, 10/01/37		54	57
Federal National Mortgage Association, 6.00%, 10/01/37		871	921
Federal National Mortgage Association, 6.00%, 10/01/37		662	700
Federal National Mortgage Association, 6.00%, 10/01/37		97	102
Federal National Mortgage Association, 6.00%, 10/01/37		5,111	5,404
Federal National Mortgage Association, 6.00%, 10/01/37		836	883
Federal National Mortgage Association, 6.00%, 10/01/37		569	602
Federal National Mortgage Association, 6.50%, 10/01/37		40	43
Federal National Mortgage Association, 5.50%, 11/01/37		1,031	1,080
Federal National Mortgage Association, 5.50%, 11/01/37		681	713
Federal National Mortgage Association, 6.00%, 11/01/37		6,644	7,024
Federal National Mortgage Association, 6.00%, 11/01/37		51	54
Federal National Mortgage Association, 6.00%, 11/01/37		622	658
Federal National Mortgage Association, 6.00%, 11/01/37		450	476
Federal National Mortgage Association, 5.50%, 12/01/37		46	48
Federal National Mortgage Association, 5.50%, 12/01/37		510	535
Federal National Mortgage Association, 6.00%, 12/01/37		386	408
Federal National Mortgage Association, 6.00%, 12/01/37		549	581
Federal National Mortgage Association, 5.50%, 01/01/38		1,290	1,352
Federal National Mortgage Association, 5.50%, 01/01/38		207	217
Federal National Mortgage Association, 5.50%, 01/01/38		882	925
Federal National Mortgage Association, 5.50%, 01/01/38		959	1,004
Federal National Mortgage Association, 6.00%, 01/01/38		839	887
Federal National Mortgage Association, 6.00%, 01/01/38		6,749	7,136
Federal National Mortgage Association, 6.00%, 01/01/38		219	232
Federal National Mortgage Association, 5.50%, 02/01/38		1,281	1,342
Federal National Mortgage Association, 5.50%, 02/01/38		844	885
Federal National Mortgage Association, 5.50%, 02/01/38		835	875
Federal National Mortgage Association, 5.50%, 02/01/38		832	871
Federal National Mortgage Association, 5.50%, 03/01/38		780	817
Federal National Mortgage Association, 5.50%, 03/01/38		418	437
Federal National Mortgage Association, 6.50%, 03/01/38		94	100
Federal National Mortgage Association, 5.50%, 04/01/38		153	160
Federal National Mortgage Association, 5.50%, 04/01/38		171	179
Federal National Mortgage Association, 6.00%, 04/01/38		936	989
Federal National Mortgage Association, 5.50%, 05/01/38		201	211
Federal National Mortgage Association, 5.50%, 05/01/38		1,255	1,315
Federal National Mortgage Association, 5.50%, 05/01/38		475	498
Federal National Mortgage Association, 5.50%, 05/01/38		261	273
Federal National Mortgage Association, 6.00%, 05/01/38		1,108	1,171
Federal National Mortgage Association, 6.00%, 05/01/38		860	908
Federal National Mortgage Association, 5.50%, 06/01/38		209	219
Federal National Mortgage Association, 5.50%, 06/01/38		6,632	6,947
Federal National Mortgage Association, 5.50%, 06/01/38		8,081	8,465
Federal National Mortgage Association, 5.50%, 06/01/38		2,418	2,533
Federal National Mortgage Association, 6.00%, 06/01/38		3,040	3,211
Federal National Mortgage Association, 6.00%, 06/01/38		897	948
Federal National Mortgage Association, 6.00%, 06/01/38		199	210
Federal National Mortgage Association, 6.00%, 07/01/38		2,837	2,997
Federal National Mortgage Association, 6.00%, 08/01/38		930	982
Federal National Mortgage Association, 6.00%, 08/01/38		6,764	7,145
Federal National Mortgage Association, 6.00%, 08/01/38		130	137
Federal National Mortgage Association, 6.00%, 08/01/38		881	931
Federal National Mortgage Association, 6.00%, 08/01/38		1,395	1,474
Federal National Mortgage Association, 6.00%, 08/01/38		5,774	6,099
Federal National Mortgage Association, 5.50%, 09/01/38		6,997	7,329
Federal National Mortgage Association, 6.00%, 09/01/38		2,621	2,769
Federal National Mortgage Association, 6.00%, 09/01/38		4,141	4,375
Federal National Mortgage Association, 6.00%, 09/01/38		765	809
Federal National Mortgage Association, 6.00%, 09/01/38		745	787
Federal National Mortgage Association, 6.00%, 09/01/38		595	628
Federal National Mortgage Association, 6.00%, 09/01/38		15,474	16,347
Federal National Mortgage Association, 6.00%, 10/01/38		552	583
Federal National Mortgage Association, 6.00%, 10/01/38		476	503
Federal National Mortgage Association, 6.00%, 10/01/38		7,037	7,434
Federal National Mortgage Association, 6.00%, 10/01/38		738	780
Federal National Mortgage Association, 5.50%, 10/14/38 (o)		28,064	29,473
Federal National Mortgage Association, 5.50%, 10/14/38		5,152	5,410
Federal National Mortgage Association, 5.50%, 10/14/38		5,699	5,977
Federal National Mortgage Association, 5.50%, 10/14/38		8,078	8,472
Federal National Mortgage Association, 5.50%, 11/01/38		6,066	6,358
Federal National Mortgage Association, 6.00%, 11/01/38		823	869
Federal National Mortgage Association, 6.00%, 11/01/38		690	729
Federal National Mortgage Association, 6.00%, 11/01/38		662	699
Federal National Mortgage Association, 5.50%, 11/13/38		21,221	22,300
Federal National Mortgage Association, 5.50%, 11/13/38		3,581	3,767
Federal National Mortgage Association, 6.00%, 12/01/38		768	811
Federal National Mortgage Association, 5.50%, 01/01/39		3,538	3,706
Federal National Mortgage Association, 6.00%, 01/01/39		470	498
Federal National Mortgage Association, 6.00%, 01/01/39		698	737
Federal National Mortgage Association, 5.50%, 03/01/39		961	1,007
Federal National Mortgage Association, 2.30%, 09/01/40 (i)		11	11
Federal National Mortgage Association, 2.10%, 06/01/43 (i)		670	672
Federal National Mortgage Association REMIC, 5.00%, 02/25/17		184	191
Federal National Mortgage Association REMIC, 5.00%, 04/25/33		592	617
Federal National Mortgage Association REMIC, 4.16%, 05/25/35 (i)		199	203
Federal National Mortgage Association REMIC, 0.31%, 07/25/37 (i)		2,166	1,954
Federal National Mortgage Association REMIC, 6.50%, 12/25/42		81	88
Federal National Mortgage Association REMIC, 0.60%, 03/25/44 (i)		663	624
			651,721
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 4.38%, 05/20/26 (i)		72	73
Government National Mortgage Association, 4.38%, 02/20/27 (i)		7	7
Government National Mortgage Association, 4.38%, 04/20/30 (i)		9	9
Government National Mortgage Association, 4.38%, 05/20/30 (i)		8	8
Government National Mortgage Association, 3.75%, 02/20/32 (i)		87	88
Government National Mortgage Association, 4.00%, 02/20/32 (i)		54	56
Government National Mortgage Association, 6.00%, 01/15/37		326	345
Government National Mortgage Association, 6.00%, 06/15/37		373	395
Government National Mortgage Association, 6.00%, 11/15/37		1,005	1,063
Government National Mortgage Association, 6.00%, 10/15/38		257	272
			2,316
Small Business Administration Participation Certificates - 1.3%
Small Business Administration Participation Certificates, 7.45%, 08/01/10		5	5
Small Business Administration Participation Certificates, 6.29%, 01/01/21		30	32
Small Business Administration Participation Certificates, 5.13%, 09/01/23		56	59
Small Business Administration Participation Certificates, 5.52%, 06/01/24		1,244	1,328
Small Business Administration Participation Certificates, 5.29%, 12/01/27		1,066	1,138
Small Business Administration Participation Certificates, 5.16%, 02/01/28		11,118	11,802
Small Business Administration Participation Certificates, 5.49%, 03/01/28		10,803	11,569
			25,933

Total Government and Agency Obligations (cost $1,355,701)			1,384,221

SHORT TERM INVESTMENTS - 29.6%
Discount Notes - 1.5%
Federal Home Loan Bank, 0.01%, 10/02/09		6,200	6,200
Federal Home Loan Bank, 0.12%, 11/18/09		2,400	2,400
Federal Home Loan Mortgage Corp., 0.17%, 01/06/10 (o)		663	663
Federal Home Loan Mortgage Corp., 0.17%, 02/23/10		2,689	2,688
Federal Home Loan Mortgage Corp., 0.18%, 03/08/10		3,100	3,098
Federal National Mortgage Association, 0.18%, 11/18/09 (o)		62	62
Federal National Mortgage Association, 0.12%, 12/17/09		2,600	2,600
Federal National Mortgage Association, 0.17%, 02/23/10		2,911	2,910
Federal National Mortgage Association, 0.18%, 03/03/10		4,300	4,297
Federal National Mortgage Association, 0.19%, 03/24/10		6,600	6,595
			31,513
Mutual Funds - 0.5%
JNL Money Market Fund, 0.11% (a) (h)		10,827	10,827

Securities Lending Collateral - 27.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)		568,921	568,921

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.26%, 02/25/10 (o)		$ 20	20
U.S. Treasury Bill, 0.23%, 03/04/10 (o)		48	48
U.S. Treasury Bill, 0.19%, 04/01/10 (o)		1,102	1,101
			1,169

Total Short Term Investments (cost $612,424)			612,430

Total Investments - 136.2% (cost $2,803,165)			2,816,813
Other Assets and Liabilities, Net - (36.2%) (o)			(749,086)
Total Net Assets - 100%			$ 2,067,727
JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (s) (u)	429	$ 4

ENERGY - 0.3%
Chesapeake Energy Corp. (e)	14	407
Inergy LP	30	893
		1,300
INDUSTRIALS - 0.0%
Terex Corp. (c) (e)	1	10

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (s) (u)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f) (s) (u)	3	6

TELECOMMUNICATION SERVICES - 0.0%
Manitoba Telecom Services Inc. (s) (u)	1	16

Total Common Stocks (cost $1,503)		1,336

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
ION Media Networks Inc., 12.00%, Series B, 08/31/13 (d) (f)	-	-

FINANCIALS - 0.3%
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25 on 12/31/12) (d) (p)	50	90
Federal National Mortgage Association, 8.25% Series T (callable at 25 on 05/20/13) (d) (p)	40	64
Federal National Mortgage Association, 8.25%, Series S (callable at 25 beginning 12/31/10) (d) (p)	19	31
GMAC LLC, 7.00% (callable at 1,000 beginning 12/31/11) (e) (p) (t) (v)	1	590
HSBC Holdings Plc, 8.13% (callable at 25 on 04/15/13) (e) (p)	10	258
Wells Fargo Capital XII, 7.88%, 03/15/68 (e)	18	457
		1,490

Total Preferred Stocks (cost $3,880)		1,490

INVESTMENT FUNDS - 1.1%
Eaton Vance Senior Floating-Rate Trust (e)	150	1,984
Pimco Floating Rate Strategy Fund (e)	200	1,982
Van Kampen Senior Income Trust	400	1,580

Total Investment Funds (cost $3,812)		5,546

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.3%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$ 1,643	1,627
Banc of America Commercial Mortgage Inc. REMIC, 5.68%, 07/10/46	1,305	979
Bear Stearns Commercial Mortgage Securities REMIC, 5.94%, 09/11/38 (i)	1,000	679
Bear Stearns Commercial Mortgage Securities REMIC, 5.58%, 09/11/41 (i)	2,855	2,272
Citigroup Commercial Mortgage Trust REMIC, 5.89%, 06/10/17 (i)	1,905	1,360
Citigroup Commercial Mortgage Trust REMIC, 5.92%, 03/15/49 (i)	2,000	1,530
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.69%, 10/15/48	1,000	619
Credit Suisse Mortgage Capital Certificates REMIC, 5.73%, 02/15/39 (i)	1,085	830
Credit Suisse Mortgage Capital Certificates REMIC, 5.73%, 02/15/39 (i)	550	347
Credit Suisse Mortgage Capital Certificates REMIC, 5.91%, 06/15/39 (i)	1,000	608
Credit Suisse Mortgage Capital Certificates REMIC, 5.34%, 12/15/39	112	75
Credit Suisse Mortgage Capital Certificates REMIC, 6.32%, 09/15/40 (i)	2,000	1,079
CW Capital Cobalt Ltd. REMIC, 6.02%, 07/15/17 (i)	1,000	530
JPMorgan Chase & Co. Commercial Mortgage Securities Inc. REMIC, 5.94%, 02/12/49 (i)	1,387	988
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.94%, 09/11/38 (i)	700	551
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.92%, 06/11/50 (i)	359	267
Mellon GSL Reinvestment Trust II (d) (f) (u)	746	-
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.11%, 06/12/46 (i)	515	397
Midwest Generation LLC, 8.56%, 01/02/16	693	703
Morgan Stanley Capital I REMIC, 5.81%, 12/12/49 (e)	1,000	856

Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,717)		16,297

CORPORATE BONDS AND NOTES - 88.0%
CONSUMER DISCRETIONARY - 24.8%
AMC Entertainment Inc., 8.75%, 06/01/19 (e)	1,939	2,002
Ameristar Casinos Inc., 9.25%, 06/01/14 (t) (v)	1,231	1,277
Beazer Homes USA Inc., 6.50%, 11/15/13	538	425
Beazer Homes USA Inc., 6.88%, 07/15/15	3,000	2,280
Cablevision Systems Corp., 8.63%, 09/15/17 (t) (v)	3,988	4,118
Caesars Entertainment Inc., 8.13%, 05/15/11 (e)	1,000	970
CCH I LLC, 11.00%, 10/01/15 (d)	2,500	462
Charter Communications Holdings II LLC, 10.25%, 09/15/10 (d)	2,000	2,250
Charter Communications Operating LLC, 8.00%, 04/30/12 (d) (k) (t) (v)	2,444	2,487
Clear Channel Communications Inc., 6.25%, 03/15/11	1,000	695
CSC Holdings Inc., 7.63%, 04/01/11	3,330	3,455
CSC Holdings Inc., 8.50%, 04/15/14	535	562
CSC Holdings Inc., 7.63%, 07/15/18	175	178
CSC Holdings Inc., 8.63%, 02/15/19 (t) (v)	325	344
DirecTV Holdings LLC, 6.38%, 06/15/15	2,140	2,167
DirecTV Holdings LLC, 5.88%, 10/01/19 (e)	1,068	1,061
DISH DBS Corp., 6.63%, 10/01/14	1,000	972
DISH DBS Corp., 7.88%, 09/01/19 (t) (v)	2,538	2,563
Dollar General Corp., 11.88%, 07/15/17	2,000	2,250
Goodyear Tire & Rubber Co., 10.50%, 05/15/16 (e)	2,000	2,170
Harrah's Operating Co. Inc., 5.38%, 12/15/13	4,500	3,510
Harrah's Operating Co. Inc., 10.75%, 02/01/16 (e)	1,000	808
Harrah's Operating Co. Inc., 10.00%, 12/15/18 (e)	2,000	1,590
Harrah's Operating Escrow LLC, 11.25%, 06/01/17 (e) (t) (v)	1,291	1,327
Hertz Corp., 10.50%, 01/01/16 (e)	1,500	1,560
Interpublic Group Cos. Inc., 10.00%, 07/15/17 (t) (v)	3,793	4,096
J.C. Penney Co. Inc., 6.38%, 10/15/36 (e)	1,000	825
Jarden Corp., 8.00%, 05/01/16	1,000	1,025
Jarden Corp., 7.50%, 05/01/17 (e)	1,000	972
Kabel Deutschland GmbH, 10.63%, 07/01/14 (e)	1,700	1,789
Lamar Media Corp., 9.75%, 04/01/14 (e)	444	481
Lennar Corp., 12.25%, 06/01/17 (t) (v)	2,000	2,440
Levi Strauss & Co., 8.88%, 04/01/16	2,000	2,025
Macy's Retail Holdings Inc., 6.63%, 04/01/11	500	505
Macy's Retail Holdings Inc., 5.88%, 01/15/13	1,000	971
Macy's Retail Holdings Inc., 5.90%, 12/01/16	1,000	916
Macy's Retail Holdings Inc., 6.65%, 07/15/24	500	394
Macy's Retail Holdings Inc., 6.90%, 01/15/32	1,000	774
Macy's Retail Holdings Inc., 6.70%, 07/15/34	1,000	778
Mediacom Broadband LLC, 8.50%, 10/15/15 (e)	1,000	1,010
Meritage Homes Corp., 6.25%, 03/15/15	4,000	3,720
MGM Mirage Inc., 6.75%, 04/01/13	2,600	2,174
MGM Mirage Inc., 7.63%, 01/15/17 (e)	925	722
MGM Mirage Inc., 11.13%, 11/15/17	810	885
MGM Mirage Inc., 11.38%, 03/01/18 (e) (t) (v)	2,000	1,880
Mohawk Industries Inc., 6.13%, 01/15/16 (l)	2,000	1,990
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	4,205	3,595
Newsday Secured, Term Loan, 9.75%, 12/31/49 (s) (u)	808	845
Pinnacle Entertainment Inc., 8.63%, 08/01/17 (e) (t) (v)	315	317
Pulte Homes Inc., 6.38%, 05/15/13 (e)	1,151	886
QVC Inc., 7.50%, 10/01/19 (t) (v)	2,649	2,652
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16 (e)	3,500	3,238
Sally Holdings LLC, 10.50%, 11/15/16	1,500	1,564
Scientific Games International Inc., 9.25%, 06/15/19 (t) (v)	667	694
ServiceMaster Co., 10.75%, 07/15/15 (e) (t) (v)	3,000	2,858
Sheraton Holding Corp., 7.38%, 11/15/15	1,000	985
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (t) (v)	2,000	1,440
Sirius XM Radio Inc., 9.75%, 09/01/15 (e) (t) (v)	1,000	1,020
Standard Pacific Corp., 7.00%, 08/15/15	4,000	3,500
Starwood Hotels & Resorts Worldwide Inc., 7.88%, 10/15/14	957	1,002
Station Casinos Inc., 6.00%, 04/01/12 (d)	90	27
Station Casinos Inc., 6.50%, 02/01/14 (d)	1,000	35
Station Casinos Inc., 6.88%, 03/01/16 (d)	2,175	76
Station Casinos Inc., 7.75%, 08/15/16 (d)	690	207
Station Casinos Inc., 6.63%, 03/15/18 (d)	50	2
Sun Media Corp., 7.63%, 02/15/13	967	740
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,153
TL Acquisition Corp., 10.50%, 01/15/15 (k) (t) (v)	3,000	2,835
Toys R US Inc., 7.38%, 10/15/18	3,000	2,610
TRW Automotive Inc., 7.00%, 03/15/14 (e) (t) (v)	1,500	1,365
Univision Communications Inc., 9.75%, 03/15/15 (t) (v)	2,105	1,621
UPC Holding BV, 9.88%, 04/15/18 (e) (t) (v)	1,573	1,652
Valassis Communications Inc., 8.25%, 03/01/15	1,500	1,344
Videotron Ltee, 6.38%, 12/15/15	1,000	955
Videotron Ltee, 9.13%, 04/15/18	175	189
Virgin Media Finance Plc, 9.13%, 08/15/16	1,000	1,028
Virgin Media Inc., 6.50%, 11/15/16 (t) (v)	1,000	1,048
Wendy's/Arby's Group Inc., 10.00%, 07/15/16 (t) (v)	2,896	3,077
WMG Acquisition Corp., 9.50%, 06/15/16 (t) (v)	322	340
WMG Holdings Corp., 9.50%, 12/15/14 (e) (k)	1,000	962
Wynn Las Vegas LLC, 6.63%, 12/01/14	3,000	2,895
XM Satellite Radio Holdings Inc., 13.00%, 08/01/13 (t) (v)	1,000	980
Yonkers Racing Corp, 11.38%, 07/15/16 (e) (t) (v)	1,329	1,382
		122,974
CONSUMER STAPLES - 4.9%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,388
ARAMARK Corp., 3.98%, 02/01/15 (i)	220	191
ARAMARK Corp., 8.50%, 02/01/15 (e)	1,900	1,917
Constellation Brands Inc., 7.25%, 05/15/17	1,000	995
Crown Cork & Seal Co. Inc., 8.00%, 04/15/23 (e)	1,000	950
Del Monte Food Corp., 7.50%, 10/15/19 (t) (v)	833	841
Dole Food Co. Inc., 8.88%, 03/15/11	1,500	1,502
Dole Food Co. Inc., 8.00%, 10/01/16 (e) (t) (v)	345	346
Freedom Group Inc., 10.25%, 08/01/15 (t) (v)	571	605
Macy's Retail Holdings Inc., 6.38%, 03/15/37	1,000	788
New Albertson's Inc., 7.75%, 06/15/26	1,000	890
New Albertson's Inc., 7.45%, 08/01/29	1,000	860
New Albertson's Inc., 8.00%, 05/01/31	1,000	898
Pinnacle Foods Finance LLC, 9.25%, 04/01/15	1,000	1,015
Rite Aid Corp., 9.50%, 06/15/17 (e)	2,000	1,620
Smithfields Foods Inc., 10.00%, 07/15/14 (e) (t) (v)	1,605	1,685
Smithfield Foods Inc., 7.75%, 07/01/17 (e)	1,000	822
SUPERVALU Inc., 8.00%, 05/01/16 (e)	510	528
Toys R Us Property Co. I LLC, 10.75%, 07/15/17 (t) (v)	3,000	3,225
Tyson Foods Inc., 10.50%, 03/01/14 (e)	929	1,052
Yankee Acquisition Corp., 8.50%, 02/15/15	2,000	1,880
Yankee Acquisition Corp., 9.75%, 02/15/17	250	229
		24,227
ENERGY - 9.5%
Arch Coal Inc., 8.75%, 08/01/16 (t) (v)	387	399
Chesapeake Energy Corp., 7.00%, 08/15/14	800	774
Chesapeake Energy Corp., 9.50%, 02/15/15 (e)	469	494
Chesapeake Energy Corp., 6.63%, 01/15/16	50	47
Chesapeake Energy Corp., 6.88%, 01/15/16	169	160
Chesapeake Energy Corp., 6.25%, 01/15/18	1,435	1,284
Chesapeake Energy Corp., 7.25%, 12/15/18	1,500	1,418
Cie Generale de Geophysique-Veritas, 9.50%, 05/15/16 (e) (t) (v)	1,500	1,586
Complete Production Services Inc., 8.00%, 15/15/16	2,275	2,070
Concho Resources Inc., 8.63%, 10/01/17	1,200	1,230
Continental Resources Inc., 8.25%, 10/01/19 (t) (v)	187	192
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,329
El Paso Corp., 7.88%, 06/15/12	1,000	1,029
El Paso Corp., 8.25%, 02/15/16	320	328
El Paso Corp., 7.80%, 08/01/31	3,460	3,173
El Paso Corp., 7.75%, 01/15/32 (e)	1,430	1,310
Enterprise Products Operating LLC, 8.38%, 08/01/16 (e) (i)	860	804
Enterprise Products Operating LLC, 7.03%, 01/15/68 (i)	1,000	875
Forest Oil Corp., 8.50%, 02/15/14 (t) (v)	610	615
Hornbeck Offshore Services Inc., 8.00%, 09/01/17 (t) (v)	3,000	2,955
Inergy LP/Inergy Finance Corp., 8.75%, 03/01/15 (t) (v)	336	345
Linn Energy LLC, 9.88%, 07/01/18	1,000	1,015
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 8.75%, 04/15/18	1,517	1,509
MarkWest Energy Partners LP, 6.88%, 11/01/14 (t) (v)	207	194
PetroHawk Energy Corp., 9.13%, 07/15/13	1,040	1,069
PetroHawk Energy Corp., 10.50%, 08/01/14 (t) (v)	198	213
PetroHawk Energy Corp., 7.88%, 06/01/15	1,000	985
Pride International Inc., 7.38%, 07/15/14	2,000	2,050
Quicksilver Resources Inc., 11.75%, 01/01/16	1,944	2,143
Quicksilver Resources Inc., 7.13%, 04/01/16	728	632
Range Resources Corp., 7.50%, 05/15/16	2,000	2,000
Range Resources Corp., 7.25%, 05/01/18	294	288
Stone Energy Corp., 8.25%, 12/15/11 (e)	1,250	1,175
Targa Resources Inc., 8.25%, 07/01/16	1,000	948
Tesoro Corp., 6.50%, 06/01/17	2,000	1,810
Tesoro Corp., 9.75%, 06/01/19 (e)	378	393
Texas Competitive Electric Holdings Co. LLC, Term Loan B, 4.70%, 06/30/11 (i) (s) (u)	3,970	3,171
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (k)	2,000	1,440
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,059
Whiting Petroleum Corp., 7.25%, 05/01/12 (e)	825	825
Whiting Petroleum Corp., 7.00%, 02/01/14	625	617
		46,953
FINANCIALS - 11.8%
American General Finance Corp., 6.50%, 09/15/17	1,000	695
American General Finance Corp., 6.90%, 12/15/17	6,000	4,196
BAC Capital Trust VI, 5.63%, 03/08/35	4,000	3,102
Bank of America Corp., 8.00%, (callable at 100 on 01/30/18) (p)	1,500	1,334
Capital One Capital V, 10.25%, 08/15/39	3,852	4,257
Citigroup Inc., 5.50%, 02/15/17 (e)	1,000	930
Citigroup Inc., 8.50%, 05/22/19	802	905
Ford Motor Credit Co. LLC, 5.55%, 06/15/11 (i)	1,070	1,022
Ford Motor Credit Co. LLC, 9.88%, 08/10/11	1,045	1,060
Ford Motor Credit Co. LLC, 7.25%, 10/25/11 (e)	4,000	3,885
Ford Motor Credit Co. LLC, 7.50%, 08/01/12	3,000	2,881
Ford Motor Credit Co. LLC, 3.03%, 01/13/12 (i)	358	322
GMAC LLC, 6.88%, 09/15/11 (t) (v)	2,000	1,890
GMAC LLC, 6.88%, 08/28/12 (e) (t) (v)	4,061	3,736
GMAC LLC, 6.75%, 12/01/14 (t) (v)	614	522
GMAC LLC, 8.00%, 11/01/31 (t) (v)	3,000	2,415
Hanson Australia Funding Ltd., 5.25%, 03/15/13	1,112	1,056
Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/15	1,000	710
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 04/01/17	2,000	1,220
Host Hotels & Resorts LP, 7.13%, 11/01/13	2,075	2,049
J.C. Penney Co. Inc., 6.88%, 10/15/15	1,000	990
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (p)	2,983	2,864
Liberty Mutual Group Inc., 7.80%, 03/15/37 (i) (t) (v)	1,300	988
Nationwide Mutual Insurance Co., 9.38%, 08/15/39 (t) (v)	2,981	3,177
Nielsen Finance LLC, 10.00%, 08/01/14	1,500	1,508
Nielsen Finance LLC, 11.50%, 05/01/16	444	466
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (t) (v)	1,179	1,161
Pinnacle Foods Finance LLC, 10.63%, 04/01/17 (e)	1,000	1,021
PNC Preferred Funding Trust I, 8.70%, (callable at 100 beginning 03/15/13) (p) (t) (v)	1,000	943
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	506
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (t) (v)	1,000	1,000
Washington Mutual Bank, 6.88%, 06/15/11 (d)	1,500	4
WEA Finance LLC, 6.75%, 09/02/19 (t) (v)	2,694	2,725
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (p)	2,000	1,760
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (p)	1,000	910
Xstrata Plc, 5.80%, 11/15/16 (t) (v)	313	308
		58,518
HEALTH CARE - 5.8%
Biomet Inc., 10.38%, 10/15/17	2,000	2,125
Community Health Systems Inc., 8.88%, 07/15/15 (e)	4,733	4,851
HCA Inc., 6.25%, 02/15/13 (e)	3,700	3,534
HCA Inc., 5.75%, 03/15/14	5,095	4,496
HCA Inc., 6.50%, 02/15/16	2,000	1,775
HCA Inc., 7.88%, 02/15/20	1,000	1,004
HealthSouth Corp., 10.75%, 06/15/16 (e)	4,000	4,340
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 06/15/14	2,300	2,300
Tenet Healthcare Corp., 7.38%, 02/01/13	1,500	1,485
Tenet Healthcare Corp., 9.25%, 02/01/15 (k)	1,000	1,044
Tenet Healthcare Corp., 8.88%, 07/01/19 (e)	1,000	1,055
US Oncology Inc., 9.13%, 08/15/17 (t) (v)	828	872
		28,881
INDUSTRIALS - 5.5%
ACCO Brands Corp., 10.63%, 03/15/15 (t) (v)	469	490
American Airlines Pass Through Trust, 10.38%, 07/02/19	2,390	2,605
BE Aerospace Inc., 8.50%, 07/01/18	1,500	1,538
Bombardier Inc., 6.75%, 05/01/12 (t) (v)	1,000	1,005
Bombardier Inc., 6.30%, 05/01/14 (t) (v)	1,000	965
Delta Air Lines Inc., 11.75%, 03/15/15 (t) (v)	5,963	5,560
Graham Packaging Co. Inc., 8.50%, 10/15/12 (e)	1,000	1,010
L-3 Communications Corp., 6.38%, 10/15/15	1,000	1,010
L-3 Communications Corp., 5.20%, 10/15/19 (f) (s) (u)	859	860
Masco Corp., 6.13%, 10/03/16 (e)	3,000	2,844
Nalco Co., 8.88%, 11/15/13	1,732	1,780
Owens Corning, 9.00%, 06/15/19	1,383	1,485
Radnor Holdings Corp., 11.00%, 03/15/10 (d) (s) (u)	100	-
Safety-Kleen Services Inc., 9.25%, 06/01/08 (d) (f) (t) (u)	125	1
Spirit Aerosystems Inc., 7.50%, 10/01/17 (t) (v)	485	483
Stone Container Finance Co., 7.38%, 07/15/14 (d)	1,375	1,128
Terex Corp., 10.88%, 06/01/16	2,000	2,180
USG Corp., 9.75%, 08/01/14 (t) (v)	1,000	1,045
Wolseley Plc, 5.32%, 11/17/20 (f) (s) (u)	2,136	1,443
		27,432
INFORMATION TECHNOLOGY - 3.2%
First Data Corp., 9.88%, 09/24/15 (e)	1,700	1,570
First Data Corp., 10.55%, 09/24/15 (e)	2,000	1,700
Freescale Semiconductor Inc., 8.88%, 12/15/14 (e)	980	750
Freescale Semiconductor Inc., 10.13%, 12/15/16	3,800	2,527
Hanson Ltd., 6.13%, 08/15/16	1,231	1,133
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	639
Sungard Data Systems Inc., 9.13%, 08/15/13	400	404
Sungard Data Systems Inc., 10.63%, 05/15/15 (t) (v)	155	165
Sungard Data Systems Inc., 10.25%, 08/15/15 (e)	2,515	2,565
Unisys Corp., 8.00%, 10/15/12 (f)	1,000	1,133
Virgin Media Finance Plc, 9.50%, 08/15/16	2,000	2,105
West Corp., 9.50% 10/15/14 (e)	1,000	980
		15,671
MATERIALS - 7.8%
Allegheny Technologies Inc., 9.38%, 06/01/19	1,186	1,343
Anglo American Capital Plc, 9.38%, 04/08/19 (e) (t) (u)	1,139	1,384
Berry Plastics Holding Corp., 8.88%, 09/15/14	1,925	1,834
Bunge Ltd. Finance Co., 8.50%, 06/15/19	1,330	1,533
CRH America Inc., 8.13%, 07/15/18 (l)	1,980	2,226
Crown Americas LLC, 7.63%, 05/15/17 (t) (v)	500	505
Domtar Corp., 7.13%, 08/15/15 (e)	1,000	980
Domtar Corp., 10.75%, 06/01/17 (e)	1,105	1,238
Dow Chemical Co., 8.55%, 05/15/19	2,000	2,248
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	4,020	4,276
Georgia-Pacific LLC, 8.13%, 05/15/11	650	674
Georgia-Pacific LLC, 8.25%, 05/01/16 (t) (v)	294	305
Huntsman International LLC, 7.38%, 01/01/15 (k)	2,000	1,815
Huntsman International LLC, 7.88%, 11/15/14	500	466
Momentive Performance Materials Inc., 9.75%, 12/01/14 (k)	3,000	2,325
NewPage Corp., 11.38%, 12/31/14 (t) (v)	1,351	1,327
Owens-Brockway Glass Container Inc., 7.38%, 05/15/16	511	519
PE Paper Escrow GmbH, 12.00%, 08/01/14 (t) (v)	533	576
Plastipak Holdings Inc., 10.63%, 08/15/19 (e) (t) (v)	2,400	2,544
Sappi Papier Holding AG, 6.75%, 06/15/12 (t) (v)	908	841
Steel Dynamics Inc., 6.75%, 04/01/15	2,000	1,915
Teck Resources Ltd., 10.75%, 05/15/19 (e)	3,191	3,710
Verso Paper Holdings LLC, 11.50%, 07/01/14 (e) (t) (v)	2,000	2,050
Weyerhaeuser Co., 7.38%, 10/01/19	2,253	2,247
		38,881
TELECOMMUNICATION SERVICES - 10.1%
CC Holdings GS V LLC, 7.75%, 05/01/17 (t) (v)	739	765
Cincinnati Bell Inc., 8.38%, 01/15/14	3,385	3,402
Cricket Communications Inc., 9.38%, 11/01/14 (e)	2,000	2,030
Crown Castle International Corp., 9.00%, 01/15/15 (e)	633	663
Frontier Communications Corp., 6.25%, 01/15/13	750	735
Frontier Communications Corp., 8.25%, 05/01/14	698	719
Frontier Communications Corp., 8.13%, 10/01/18	882	888
Frontier Communications Corp., 7.13%, 03/15/19	620	584
Frontier Communications Corp., 7.88%, 01/15/27	590	538
Frontier Communications Corp., 9.00%, 08/15/31	1,281	1,255
Intelsat Bermuda Ltd., 11.25%, 02/04/17 (e) (k) (t) (v)	4,500	4,466
Intelsat Corp., 9.25%, 08/15/14 (e)	1,000	1,025
Intelsat Ltd., 7.63%, 04/15/12	2,000	1,940
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15	3,449	3,509
Nextel Communications Inc., 6.88%, 10/31/13	371	344
Nextel Communications Inc., 5.95%, 03/15/14	2,629	2,327
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (t) (v)	945	978
Qwest Communications International Inc., 7.50%, 02/15/14 (e)	4,325	4,271
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	145	144
Qwest Communications International Inc., 8.00%, 10/01/15 (e) (t) (v)	1,188	1,187
SBA Telecommunications Inc., 8.25%, 08/15/19 (t) (v)	1,446	1,489
Sprint Capital Corp., 6.88%, 11/15/28 (e)	5,665	4,730
Sprint Nextel Corp., 6.00%, 12/01/16	3,654	3,261
Telestat Canada, 11.00%, 11/01/15 (e)	2,000	2,130
Telestat Canada, 12.50%, 11/01/17	500	532
Wind Acquisition Finance SA, 11.75%, 07/15/17 (t) (v)	1,567	1,767
Windstream Corp., 8.13%, 08/01/13	700	719
Windstream Corp., 8.63%, 08/01/16	1,925	1,968
Windstream Corp., 7.88%, 11/01/17 (f) (t) (v)	1,500	1,478
		49,844
UTILITIES - 4.6%
AES China Generating Co. Ltd., 8.25%, 06/26/10	155	148
AES Corp., 9.75%, 04/15/16 (e) (t) (v)	1,355	1,477
AES Corp., 8.00%, 10/15/17	2,000	2,012
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,464
Dynegy Holdings Inc., 7.75%, 06/01/19	3,500	2,984
Dynegy Holdings Inc., 7.63%, 10/15/26	125	87
Edison Mission Energy, 7.50%, 06/15/13	170	159
Edison Mission Energy, 7.75%, 06/15/16	940	822
Edison Mission Energy, 7.00%, 05/15/17 (e)	1,900	1,586
Energy Future Holdings Corp., 10.88%, 11/01/17 (k)	3,500	2,642
Energy Future Holdings Corp., 11.25%, 11/01/17 (d)	3,000	1,980
Ipalco Enterprises Inc., 7.25%, 04/01/16 (t) (v)	800	802
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,771
NiSource Finance Corp., 10.75%, 03/15/16 (l)	423	497
NRG Energy Inc., 7.38%, 02/01/16	3,000	2,902
RRI Energy Inc., 7.88%, 06/15/17 (e)	1,500	1,464
		22,797

Total Corporate Bonds and Notes (cost $419,812)		436,178

SHORT TERM INVESTMENTS - 28.3%
Mutual Funds - 6.5%
JNL Money Market Fund, 0.11% (a) (h)	32,003	32,003

Securities Lending Collateral - 21.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	93,754	93,754
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	14,346	14,253
		108,007

Total Short Term Investments (cost $140,103)		140,010

Total Investments - 121.3% (cost $583,827)		600,857
Other Assets and Liabilities, Net - (21.3%)		(105,447)
Total Net Assets - 100%		$ 495,410

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 17.3%
Abercrombie & Fitch Co. - Class A (e)	8	$ 256
Bally Technologies Inc. (c) (e)	4	150
BorgWarner Inc.	10	287
Fortune Brands Inc.	8	327
Liz Claiborne Inc. (e)	25	125
Macy's Inc. (e)	19	348
Newell Rubbermaid Inc. (e)	14	221
Royal Caribbean Cruises Ltd. (c)	13	323
VF Corp.	5	326
Viacom Inc. - Class B (c)	5	146
		2,509
CONSUMER STAPLES - 4.5%
Corn Products International Inc.	13	365
NBTY Inc. (c)	7	289
		654
ENERGY - 7.4%
Comstock Resources Inc. (c)	7	293
ENSCO International Inc.	7	289
Hercules Offshore Inc. (c) (e)	27	132
Newfield Exploration Co. (c)	8	353
		1,067
FINANCIALS - 11.7%
American Financial Group Inc.	14	352
Astoria Financial Corp. (e)	34	370
Hartford Financial Services Group Inc.	10	252
Lincoln National Corp.	14	373
Reinsurance Group of America Inc.	8	352
		1,699
HEALTH CARE - 7.4%
CIGNA Corp.	12	348
IMS Health Inc.	20	302
Owens & Minor Inc. (e)	3	145
Res-Care Inc. (c) (e)	20	281
		1,076
INDUSTRIALS - 26.1%
Belden Inc.	7	171
Con-Way Inc.	8	299
Esterline Technologies Corp. (c)	8	318
GATX Corp. (e)	10	277
Goodrich Corp.	7	364
Kennametal Inc. (e)	15	367
Lincoln Electric Holdings Inc.	8	356
SkyWest Inc.	8	138
Spirit Aerosystems Holdings Inc. (c) (e)	20	359
Steelcase Inc. (e)	48	299
Terex Corp. (c) (e)	8	168
Textron Inc. (e)	18	332
Watson Wyatt Worldwide Inc.	8	335
		3,783
INFORMATION TECHNOLOGY - 8.3%
Avnet Inc. (c)	13	345
Computer Sciences Corp. (c)	7	364
Ingram Micro Inc. - Class A (c)	21	350
Omnivision Technologies Inc. (c)	9	142
		1,201
MATERIALS - 11.3%
Allegheny Technologies Inc. (e)	8	290
Nucor Corp.	3	141
Olin Corp.	16	274
PPG Industries Inc.	5	297
Reliance Steel & Aluminum Co. (e)	9	362
Steel Dynamics Inc.	18	278
		1,642
UTILITIES - 4.3%
Pinnacle West Capital Corp.	10	341
Westar Energy Inc. (e)	14	280
		621

Total Common Stocks (cost $11,376)		14,252

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	17	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17)		-

SHORT TERM INVESTMENTS - 25.7%
Mutual Funds - 1.8%
JNL Money Market Fund, 0.11% (a) (h)	257	257

Securities Lending Collateral - 23.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	3,463	3,463

Total Short Term Investments (cost $3,720)		3,720

Total Investments - 124.0% (cost $15,113)		17,972
Other Assets and Liabilities, Net - (24.0%)		(3,483)
Total Net Assets - 100%		$ 14,489

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 23.0%
Abercrombie & Fitch Co. - Class A (e)	5	$ 164
Bally Technologies Inc. (c)	8	322
Bob Evans Farms Inc. (e)	14	407
BorgWarner Inc.	5	157
Columbia Sportswear Co. (e)	10	399
Jakks Pacific Inc. (c) (e)	27	385
K-Swiss Inc. - Class A (e)	34	301
Liz Claiborne Inc. (e)	30	147
RC2 Corp. (c)	27	388
Royal Caribbean Cruises Ltd. (c) (e)	7	159
Skechers U.S.A. Inc. - Class A (c)	23	399
Superior Industries International Inc. (e)	29	405
		3,633
CONSUMER STAPLES - 7.6%
Corn Products International Inc.	14	405
Del Monte Foods Co.	35	401
NBTY Inc. (c)	10	396
		1,202
ENERGY - 5.0%
Comstock Resources Inc. (c)	10	401
Hercules Offshore Inc. (c) (e)	80	391
		792
FINANCIALS - 12.3%
American Financial Group Inc.	14	354
Astoria Financial Corp. (e)	37	410
Delphi Financial Group Inc.	18	398
Reinsurance Group of America Inc.	9	392
SeaBright Insurance Holdings Inc. (c) (e)	35	396
		1,950
HEALTH CARE - 6.0%
IMS Health Inc.	11	164
Owens & Minor Inc. (e)	9	398
Res-Care Inc. (c) (e)	27	387
		949
INDUSTRIALS - 29.3%
Belden Inc. (e)	17	393
Con-Way Inc.	11	406
Esterline Technologies Corp. (c)	10	400
GATX Corp. (e)	14	391
GenCorp Inc. (c) (e)	30	159
Kennametal Inc. (e)	16	404
Lincoln Electric Holdings Inc. (e)	8	399
Masco Corp.	9	115
SkyWest Inc.	23	386
Spirit Aerosystems Holdings Inc. (c) (e)	22	401
Steelcase Inc. (e)	63	388
Terex Corp. (c) (e)	20	406
Watson Wyatt Worldwide Inc.	9	392
		4,640
INFORMATION TECHNOLOGY - 7.0%
Avnet Inc. (c)	5	138
Benchmark Electronics Inc. (c)	22	400
Ingram Micro Inc. - Class A (c)	10	175
Omnivision Technologies Inc. (c)	24	392
		1,105
MATERIALS - 5.7%
Olin Corp.	23	396
Reliance Steel & Aluminum Co. (e)	6	251
Steel Dynamics Inc.	17	256
		903
UTILITIES - 3.5%
Pinnacle West Capital Corp.	5	159
Westar Energy Inc.	20	398
		557

Total Common Stocks (cost $12,516)		15,731

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	3	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3)		-

SHORT TERM INVESTMENTS - 29.7%
Securities Lending Collateral - 29.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	4,690	4,690

Total Short Term Investments (cost $4,690)		4,690

Total Investments - 129.1% (cost $17,209)		20,421
Other Assets and Liabilities, Net - (29.1%)		(4,609)
Total Net Assets - 100%		$ 15,812

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 14.9%
Abercrombie & Fitch Co. - Class A (e)	26	$ 855
Comcast Corp. - Class A (e)	123	2,077
Fortune Brands Inc.	29	1,259
Home Depot Inc.	52	1,391
Macy's Inc. (e)	73	1,332
Newell Rubbermaid Inc. (e)	83	1,299
Royal Caribbean Cruises Ltd. (c) (e)	37	896
VF Corp.	21	1,521
Viacom Inc. - Class B (c)	80	2,252
		12,882
CONSUMER STAPLES - 7.2%
Altria Group Inc. (e)	122	2,176
Archer-Daniels-Midland Co.	78	2,291
Procter & Gamble Co.	30	1,755
		6,222
ENERGY - 12.2%
Apache Corp.	23	2,121
Chevron Corp.	30	2,113
ConocoPhillips	36	1,612
ENSCO International Inc.	36	1,514
Newfield Exploration Co. (c)	35	1,477
Occidental Petroleum Corp.	22	1,756
		10,593
FINANCIALS - 20.7%
Allstate Corp.	51	1,549
Bank of America Corp.	110	1,854
Goldman Sachs Group Inc. (e)	10	1,917
Hartford Financial Services Group Inc.	74	1,966
JPMorgan Chase & Co.	49	2,138
Lincoln National Corp.	79	2,052
Morgan Stanley	68	2,109
Travelers Cos. Inc.	45	2,225
Wells Fargo & Co.	74	2,088
		17,898
HEALTH CARE - 10.9%
CIGNA Corp. (e)	75	2,098
IMS Health Inc.	60	924
Johnson & Johnson	34	2,089
Merck & Co. Inc. (e)	68	2,148
Pfizer Inc.	130	2,148
		9,407
INDUSTRIALS - 9.5%
Caterpillar Inc. (e)	41	2,115
Goodrich Corp.	39	2,136
Spirit Aerosystems Holdings Inc. (c) (e)	61	1,107
Terex Corp. (c) (e)	47	974
Textron Inc. (e)	99	1,879
		8,211
INFORMATION TECHNOLOGY - 12.6%
Avnet Inc. (c)	32	836
Computer Sciences Corp. (c)	27	1,418
Hewlett-Packard Co.	47	2,200
Ingram Micro Inc. - Class A (c)	49	822
Intel Corp.	66	1,296
International Business Machines Corp.	18	2,129
Microsoft Corp.	84	2,183
		10,884
MATERIALS - 6.5%
Allegheny Technologies Inc. (e)	42	1,463
Dow Chemical Co. (e)	33	866
Nucor Corp.	45	2,111
PPG Industries Inc.	21	1,222
		5,662
TELECOMMUNICATION SERVICES - 5.1%
AT&T Inc.	80	2,173
Verizon Communications Inc.	73	2,216
		4,389

Total Common Stocks (cost $72,004)		86,148

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	323	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $323)		-

SHORT TERM INVESTMENTS - 25.4%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.11% (a) (h)	489	489

Securities Lending Collateral - 24.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	18,821	18,821
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	2,696	2,678
		21,499

Total Short Term Investments (cost $22,006)		21,988

Total Investments - 125.0% (cost $94,333)		108,136
Other Assets and Liabilities, Net - (25.0%)		(21,627)
Total Net Assets - 100%		$ 86,509

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 92.5%
DIVERSIFIED - 12.8%
Diversified Operations - 3.4%
Wendel Investissement (e)	83	$ 5,224

Holding Companies - Diversified - 9.4%
Ackermans & van Haaren NV (e)	29	2,126
HAL Trust NV (e)	52	5,320
Leucadia National Corp. (c) (e)	272	6,728
		14,174
FINANCIALS - 79.7%
Closed - End Funds - 24.8%
3i Group Plc	1,423	6,563
AP Alternative Assets LP (c)	576	2,996
ARC Capital Holdings Ltd. (c)	1,266	1,057
Candover Investments Plc (c)	424	3,849
Continental Venture Capital Ltd. (c)	665	329
Conversus Capital LP (c)	586	6,358
Electra Private Equity Plc (c)	209	4,088
Graphite Enterprise Trust Plc	645	3,402
HgCapital Trust Plc	325	4,471
Princess Private Equity Holding Ltd. (c)	47	247
Private Equity Investor Plc (c)	449	929
SVG Capital Plc (c)	1,646	3,318
		37,607
Diversified Financial Services - 13.2%
Brait SA	837	2,118
GP Investments Ltd. (c)	762	4,179
Intermediate Capital Group Plc	722	3,448
KTB Securities Co. Ltd. (c)	352	1,492
Onex Corp.	360	8,821
		20,058
Investment Companies - 22.9%
CapMan Oyj - Class B (c)	543	1,040
China Merchants China Direct Investments Ltd. (c) (e)	1,235	2,581
DeA Capital SpA (c) (e)	1,213	2,876
Eurazeo (e)	42	2,772
KKR Private Equity Investors LLP (c)	1,366	12,772
Macquarie International Infrastructure Fund Ltd.	10,552	2,509
MVC Capital Inc. (e)	298	2,614
Prospect Capital Corp. (c) (f) (t) (u)	184	1,675
Prospect Capital Corp. (e)	41	440
Ratos AB - Class B	226	5,414
		34,693
Venture Capital - 17.1%
3i Infrastructure PLC	2,775	4,480
Altamir Amboise (c) (e)	623	4,876
Deutsche Beteiligungs AG (e)	224	5,304
Dinamia Capital Privado Scr SA	140	2,323
Gimv NV	131	7,033
IP Group Plc (c)	2,123	1,969
		25,985
INFORMATION TECHNOLOGY - 1.7%
Internet Capital Group Inc. (c) (e)	300	2,511

Total Common Stocks (cost $108,527)		140,252

SHORT TERM INVESTMENTS - 10.1%
Mutual Funds - 6.5%
JNL Money Market Fund, 0.11% (a) (h)	9,864	9,864

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	5,440	5,440

Total Short Term Investments (cost $15,304)		15,304

Total Investments - 102.6% (cost $123,831)		155,556
Other Assets and Liabilities, Net - (2.6%)		(3,911)
Total Net Assets - 100%		$ 151,645

JNL/S&P Managed Conservative Fund (b)
INVESTMENT FUNDS - 92.7%
JNL/AIM International Growth Fund (3.5%) (a)	1,422	$ 12,601
JNL/AIM Large Cap Growth Fund (3.1%) (a)	1,668	17,009
JNL/Capital Guardian Global Diversified Research Fund (2.0%) (a)	274	5,575
JNL/Capital Guardian U.S. Growth Equity Fund (3.7%) (a)	948	16,889
JNL/Goldman Sachs Core Plus Bond Fund (12.9%) (a)	7,536	90,879
JNL/Goldman Sachs Emerging Markets Debt Fund (0.9%) (a)	100	1,172
JNL/JPMorgan International Value Fund (2.4%) (a)	1,667	12,204
JNL/JPMorgan U.S. Government & Quality Bond Fund (9.6%) (a)	4,962	63,411
JNL/PIMCO Real Return Fund (6.4%) (a)	5,601	64,746
JNL/PIMCO Total Return Bond Fund (5.8%) (a)	9,458	119,545
JNL/Select Value Fund (2.8%) (a)	1,310	19,518
JNL/T. Rowe Price Short-Term Bond Fund (19.9%) (a)	8,564	85,816
JNL/T. Rowe Price Value Fund (2.5%) (a)	1,801	16,463

Total Investment Funds (cost $525,690)		525,828

SHORT TERM INVESTMENTS - 6.8%
Mutual Funds - 6.8%
JNL/Select Money Market Fund, 0.00% (3.3%) (a) (h)	38,401	38,401

Total Short Term Investments (cost $38,401)		38,401

Total Investments - 99.5% (cost $564,091)		564,229
Other Assets and Liabilities, Net - 0.5%		2,914
Total Net Assets - 100%		$ 567,143

JNL/S&P Managed Moderate Fund (b)
INVESTMENT FUNDS - 95.3%
JNL/AIM International Growth Fund (1.9%) (a)	3,028	$ 26,824
JNL/AIM Large Cap Growth Fund (7.5%) (a)	4,687	47,804
JNL/AIM Real Estate Fund (8.8%) (a)	688	5,076
JNL/Capital Guardian Global Diversified Research Fund (5.6%) (a)	758	15,442
JNL/Capital Guardian International Small Cap Fund (0.6%) (a)	97	659
JNL/Capital Guardian U.S. Growth Equity Fund (7.9%) (a)	2,010	35,813
JNL/Credit Suisse Commodity Securities Fund (0.6%) (a)	357	3,076
JNL/Goldman Sachs Core Plus Bond Fund (14.1%) (a)	8,262	99,639
JNL/Goldman Sachs Emerging Markets Debt Fund (5.1%) (a)	540	6,334
JNL/Goldman Sachs Mid Cap Value Fund (7.2%) (a)	2,098	17,140
JNL/JPMorgan International Value Fund (5.6%) (a)	3,837	28,085
JNL/JPMorgan U.S. Government & Quality Bond Fund (10.5%) (a)	5,438	69,502
JNL/Lazard Emerging Markets Fund (3.0%) (a)	1,765	16,859
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.3%) (a)	242	5,691
JNL/Oppenheimer Global Growth Fund (1.6%) (a)	427	3,971
JNL/PIMCO Real Return Fund (9.4%) (a)	8,184	94,601
JNL/PIMCO Total Return Bond Fund (7.4%) (a)	12,002	151,708
JNL/Select Value Fund (8.1%) (a)	3,734	55,642
JNL/T. Rowe Price Established Growth Fund (1.5%) (a)	735	12,285
JNL/T. Rowe Price Mid-Cap Growth Fund (2.5%) (a)	814	18,477
JNL/T. Rowe Price Short-Term Bond Fund (23.0%) (a)	9,877	98,964
JNL/T. Rowe Price Value Fund (6.0%) (a)	4,250	38,847

Total Investment Funds (cost $879,706)		852,439

SHORT TERM INVESTMENTS - 4.6%
Mutual Funds - 4.6%
JNL/Select Money Market Fund, 0.00% (3.5%) (a) (h)	41,052	41,052

Total Short Term Investments (cost $41,052)		41,052

Total Investments - 99.9% (cost $920,758)		893,491
Other Assets and Liabilities, Net - 0.1%		501
Total Net Assets - 100%		$ 893,992

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT FUNDS - 96.5%
JNL/AIM International Growth Fund (2.8%) (a)	6,554	$ 58,067
JNL/AIM Large Cap Growth Fund (16.2%) (a)	10,834	110,509
JNL/AIM Real Estate Fund (20.3%) (a)	1,051	7,754
JNL/Capital Guardian Global Diversified Research Fund (6.2%) (a)	846	17,215
JNL/Capital Guardian International Small Cap Fund (13.0%) (a)	2,246	15,293
JNL/Capital Guardian U.S. Growth Equity Fund (17.1%) (a)	4,330	77,167
JNL/Credit Suisse Commodity Securities Fund (2.1%) (a)	1,184	10,204
JNL/Eagle SmallCap Equity Fund (6.3%) (a)	1,017	15,524
JNL/Franklin Templeton Small Cap Value Fund (5.5%) (a)	989	8,537
JNL/Goldman Sachs Core Plus Bond Fund (18.3%) (a)	10,717	129,243
JNL/Goldman Sachs Emerging Markets Debt Fund (7.8%) (a)	830	9,736
JNL/Goldman Sachs Mid Cap Value Fund (15.2%) (a)	4,423	36,139
JNL/JPMorgan International Value Fund (16.3%) (a)	11,180	81,834
JNL/JPMorgan MidCap Growth Fund (5.1%) (a)	498	7,385
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.0%) (a)	7,260	92,785
JNL/Lazard Emerging Markets Fund (7.3%) (a)	4,361	41,647
JNL/Mellon Capital Management Oil & Gas Sector Fund (2.0%) (a)	381	8,944
JNL/Oppenheimer Global Growth Fund (6.4%) (a)	1,761	16,363
JNL/PIMCO Real Return Fund (12.6%) (a)	10,959	126,688
JNL/PIMCO Total Return Bond Fund (8.0%) (a)	13,031	164,709
JNL/Select Value Fund (21.3%) (a)	9,841	146,633
JNL/T. Rowe Price Established Growth Fund (9.8%) (a)	4,707	78,649
JNL/T. Rowe Price Mid-Cap Growth Fund (5.7%) (a)	1,891	42,913
JNL/T. Rowe Price Short-Term Bond Fund (18.8%) (a)	8,082	80,982
JNL/T. Rowe Price Value Fund (16.1%) (a)	11,385	104,057

Total Investment Funds (cost $1,605,372)		1,488,977

SHORT TERM INVESTMENTS - 3.5%
Mutual Funds - 3.5%
JNL/Select Money Market Fund, 0.00% (4.6%) (a) (h)	53,857	53,857

Total Short Term Investments (cost $53,857)		53,857

Total Investments - 100.0% (cost $1,659,229)		1,542,834
Other Assets and Liabilities, Net - 0.0%		601
Total Net Assets - 100%		$ 1,543,435

JNL/S&P Managed Growth Fund (b)
INVESTMENT FUNDS - 93.9%
JNL/AIM International Growth Fund (6.0%) (a)	7,208	$ 63,859
JNL/AIM Large Cap Growth Fund (17.8%) (a)	11,216	114,401
JNL/AIM Real Estate Fund (21.1%) (a)	2,228	16,442
JNL/Capital Guardian Global Diversified Research Fund (7.1%) (a)	973	19,807
JNL/Capital Guardian International Small Cap Fund (16.5%) (a)	2,853	19,427
JNL/Capital Guardian U.S. Growth Equity Fund (12.6%) (a)	3,189	56,836
JNL/Credit Suisse Commodity Securities Fund (2.1%) (a)	1,186	10,223
JNL/Eagle SmallCap Equity Fund (15.8%) (a)	2,557	39,045
JNL/Franklin Templeton Small Cap Value Fund (9.5%) (a)	1,722	14,862
JNL/Goldman Sachs Core Plus Bond Fund (5.8%) (a)	3,378	40,743
JNL/Goldman Sachs Emerging Markets Debt Fund (4.8%) (a)	513	6,011
JNL/Goldman Sachs Mid Cap Value Fund (16.1%) (a)	4,684	38,267
JNL/JPMorgan International Value Fund (14.4%) (a)	9,888	72,378
JNL/JPMorgan MidCap Growth Fund (8.9%) (a)	878	13,011
JNL/JPMorgan U.S. Government & Quality Bond Fund (4.0%) (a)	2,076	26,526
JNL/Lazard Emerging Markets Fund (6.7%) (a)	3,979	37,999
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.3%) (a)	245	5,743
JNL/Oppenheimer Global Growth Fund (15.6%) (a)	4,257	39,547
JNL/PIMCO Real Return Fund (5.7%) (a)	4,991	57,694
JNL/PIMCO Total Return Bond Fund (4.1%) (a)	6,583	83,213
JNL/Select Value Fund (21.1%) (a)	9,723	144,874
JNL/T. Rowe Price Established Growth Fund (14.1%) (a)	6,767	113,075
JNL/T. Rowe Price Mid-Cap Growth Fund (7.8%) (a)	2,561	58,116
JNL/T. Rowe Price Value Fund (18.3%) (a)	12,960	118,457

Total Investment Funds (cost $1,372,202)		1,210,556

SHORT TERM INVESTMENTS - 6.0%
Mutual Funds - 6.0%
JNL/Select Money Market Fund, 0.00% (6.5%) (a) (h)	76,870	76,870

Total Short Term Investments (cost $76,870)		76,870

Total Investments - 99.9% (cost $1,449,072)		1,287,426
Other Assets and Liabilities, Net - 0.1%		1,399
Total Net Assets - 100%		$ 1,288,825

JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT FUNDS - 93.8%
JNL/AIM International Growth Fund (2.1%) (a)	3,677	$ 32,579
JNL/AIM Large Cap Growth Fund (9.1%) (a)	4,754	48,487
JNL/AIM Real Estate Fund (8.9%) (a)	787	5,807
JNL/Capital Guardian Global Diversified Research Fund (3.3%) (a)	445	9,065
JNL/Capital Guardian International Small Cap Fund (8.2%) (a)	1,409	9,594
JNL/Capital Guardian U.S. Growth Equity Fund (2.9%) (a)	731	13,033
JNL/Credit Suisse Commodity Securities Fund (1.3%) (a)	739	6,374
JNL/Eagle SmallCap Equity Fund (7.6%) (a)	1,230	18,780
JNL/Franklin Templeton Small Cap Value Fund (7.1%) (a)	1,279	11,040
JNL/Goldman Sachs Emerging Markets Debt Fund (0.9%) (a)	100	1,174
JNL/Goldman Sachs Mid Cap Value Fund (10.0%) (a)	2,887	23,590
JNL/JPMorgan International Value Fund (6.7%) (a)	4,622	33,833
JNL/JPMorgan MidCap Growth Fund (6.4%) (a)	629	9,327
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.9%) (a)	972	12,418
JNL/Lazard Emerging Markets Fund (2.8%) (a)	1,678	16,028
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.9%) (a)	167	3,920
JNL/Oppenheimer Global Growth Fund (11.0%) (a)	3,000	27,874
JNL/PAM Asia ex-Japan Fund (6.0%) (a)	673	5,327
JNL/PIMCO Real Return Fund (0.6%) (a)	561	6,489
JNL/Select Value Fund (10.5%) (a)	4,850	72,271
JNL/T. Rowe Price Established Growth Fund (7.5%) (a)	3,589	59,970
JNL/T. Rowe Price Mid-Cap Growth Fund (3.4%) (a)	1,117	25,339
JNL/T. Rowe Price Value Fund (7.7%) (a)	5,459	49,894

Total Investment Funds (cost $590,192)		502,213

SHORT TERM INVESTMENTS - 6.1%
Mutual Funds - 6.1%
JNL/Select Money Market Fund, 0.00% (2.8%) (a) (h)	32,615	32,615

Total Short Term Investments (cost $32,615)		32,615

Total Investments - 99.9% (cost $622,807)		534,828
Other Assets and Liabilities, Net - 0.1%		305
Total Net Assets - 100%		$ 535,133

JNL/S&P Disciplined Moderate Fund (b)
INVESTMENT FUNDS - 91.5%
JNL/Mellon Capital Management Bond Index Fund (4.4%) (a)	2,380	$ 27,850
JNL/Mellon Capital Management International Index Fund (2.0%) (a)	1,107	13,183
JNL/Mellon Capital Management JNL 5 Fund (0.2%) (a)	1,009	7,546
JNL/Mellon Capital Management JNL Optimized 5 Fund (1.9%) (a)	1,015	7,869
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (0.9%) (a)	374	4,001
JNL/Mellon Capital Management S&P 500 Index Fund (4.2%) (a)	3,800	34,087
JNL/Mellon Capital Management Small Cap Index Fund (0.6%) (a)	273	2,671
JNL/Mellon Capital Management VIP Fund (2.4%) (a)	1,253	7,365
JNL/PIMCO Real Return Fund (1.5%) (a)	1,322	15,287

Total Investment Funds (cost $118,674)		119,859

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	14	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		-

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 8.2%
JNL/Select Money Market Fund, 0.00% (0.9%) (a) (h)	10,706	10,706

Total Short Term Investments (cost $10,706)		10,706

Total Investments - 99.7% (cost $129,380)		130,565
Other Assets and Liabilities, Net - 0.3%		381
Total Net Assets - 100%		$ 130,946

JNL/S&P Disciplined Moderate Growth Fund (b)
INVESTMENT FUNDS - 92.6%
JNL/Mellon Capital Management 25 Fund (2.4%) (a)	955	$ 9,262
JNL/Mellon Capital Management Bond Index Fund (1.4%) (a)	777	9,094
JNL/Mellon Capital Management International Index Fund (3.9%) (a)	2,119	25,238
JNL/Mellon Capital Management JNL 5 Fund (0.4%) (a)	1,715	12,830
JNL/Mellon Capital Management JNL Optimized 5 Fund (3.2%) (a)	1,732	13,421
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.2%) (a)	482	5,152
JNL/Mellon Capital Management S&P 500 Index Fund (5.0%) (a)	4,553	40,845
JNL/Mellon Capital Management Select Small-Cap Fund (2.3%) (a)	764	6,972
JNL/Mellon Capital Management Small Cap Index Fund (1.2%) (a)	523	5,113
JNL/Mellon Capital Management VIP Fund (4.1%) (a)	2,149	12,637
JNL/PIMCO Real Return Fund (1.2%) (a)	1,085	12,546

Total Investment Funds (cost $148,775)		153,110

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	11	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		-

SHORT TERM INVESTMENTS - 7.3%
Mutual Funds - 7.3%
JNL/Select Money Market Fund, 0.00% (1.0%) (a) (h)	12,140	12,140

Total Short Term Investments (cost $12,140)		12,140

Total Investments - 99.9% (cost $160,915)		165,250
Other Assets and Liabilities, Net - 0.1%		109
Total Net Assets - 100%		$ 165,359

JNL/S&P Disciplined Growth Fund (b)
INVESTMENT FUNDS - 95.7%
JNL/Mellon Capital Management 25 Fund (1.0%) (a)	384	$ 3,725
JNL/Mellon Capital Management Bond Index Fund (0.2%) (a)	124	1,455
JNL/Mellon Capital Management International Index Fund (2.1%) (a)	1,157	13,783
JNL/Mellon Capital Management JNL 5 Fund (0.2%) (a)	958	7,168
JNL/Mellon Capital Management JNL Optimized 5 Fund (1.8%) (a)	969	7,508
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (0.5%) (a)	195	2,081
JNL/Mellon Capital Management S&P 500 Index Fund (1.7%) (a)	1,551	13,912
JNL/Mellon Capital Management Select Small-Cap Fund (0.9%) (a)	307	2,804
JNL/Mellon Capital Management Small Cap Index Fund (0.5%) (a)	211	2,067
JNL/Mellon Capital Management VIP Fund (2.3%) (a)	1,198	7,046
JNL/PIMCO Real Return Fund (0.2%) (a)	187	2,160

Total Investment Funds (cost $57,327)		63,709

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	13	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		-

SHORT TERM INVESTMENTS - 4.1%
Mutual Funds - 4.1%
JNL/Select Money Market Fund, 0.00% (0.2%) (a) (h)	2,736	2,736

Total Short Term Investments (cost $2,736)		2,736

Total Investments - 99.8% (cost $60,063)		66,445
Other Assets and Liabilities, Net - 0.2%		116
Total Net Assets - 100%		$ 66,561

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 25.5%
Best Buy Co. Inc. (e)	277	$ 10,390
Coach Inc. (e)	313	10,293
Scripps Networks Interactive Inc.	214	7,922
Sherwin-Williams Co.	99	5,946
Starbucks Corp. (c) (e)	659	13,599
TJX Cos. Inc.	260	9,661
		57,811
CONSUMER STAPLES - 5.7%
Philip Morris International Inc.	135	6,569
Sysco Corp. (e)	252	6,253
		12,822
ENERGY - 24.8%
Apache Corp.	67	6,144
Chevron Corp.	63	4,421
EOG Resources Inc.	61	5,076
Exxon Mobil Corp. (e)	62	4,255
Halliburton Co.	315	8,544
Hess Corp.	106	5,686
Murphy Oil Corp.	120	6,936
Occidental Petroleum Corp.	104	8,185
Southwestern Energy Co. (c) (e)	164	6,985
		56,232
FINANCIALS - 6.4%
Charles Schwab Corp. (e)	342	6,547
Federated Investors Inc. - Class B (e)	299	7,883
		14,430
INDUSTRIALS - 11.5%
Boeing Co. (e)	133	7,197
Fastenal Co. (e)	158	6,117
Robert Half International Inc. (e)	282	7,046
United Parcel Service Inc. - Class B (e)	100	5,655
		26,015
INFORMATION TECHNOLOGY - 21.2%
Automatic Data Processing Inc.	142	5,571
International Business Machines Corp. (e)	69	8,238
Microsoft Corp.	286	7,402
Teradata Corp. (c) (e)	411	11,304
Texas Instruments Inc. (e)	377	8,939
Total System Services Inc. (e)	410	6,602
		48,056
MATERIALS - 4.5%
CF Industries Holdings Inc.	119	10,275

Total Common Stocks (cost $184,931)		225,641

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	307	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $307)		-

SHORT TERM INVESTMENTS - 24.7%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.11% (a) (h)	1,690	1,690

Securities Lending Collateral - 24.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	50,086	50,086
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	4,236	4,209
		54,295

Total Short Term Investments (cost $56,012)		55,985

Total Investments - 124.3% (cost $241,250)		281,626
Other Assets and Liabilities, Net - (24.3%)		(55,143)
Total Net Assets - 100%		$ 226,483
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 11.9%
Carnival Corp.	236	$ 7,864
Gannett Co. Inc. (e)	566	7,082
Harley-Davidson Inc. (e)	315	7,237
		22,183
CONSUMER STAPLES - 9.3%
Altria Group Inc. (e)	303	5,395
ConAgra Foods Inc.	327	7,095
Kimberly-Clark Corp.	84	4,967
		17,457
ENERGY - 8.1%
Chevron Corp.	64	4,532
ConocoPhillips	96	4,349
Marathon Oil Corp.	199	6,344
		15,225
FINANCIALS - 15.9%
Bank of America Corp.	360	6,096
Hartford Financial Services Group Inc. (e)	700	18,538
Kimco Realty Corp. (e)	390	5,087
		29,721
HEALTH CARE - 8.7%
Bristol-Myers Squibb Co.	239	5,387
Merck & Co. Inc. (e)	186	5,877
Pfizer Inc.	301	4,979
		16,243
INDUSTRIALS - 10.1%
General Electric Co.	298	4,896
Masco Corp.	538	6,954
PACCAR Inc. (e)	187	7,059
		18,909
INFORMATION TECHNOLOGY - 10.6%
Automatic Data Processing Inc.	123	4,828
Intel Corp.	367	7,190
Texas Instruments Inc. (e)	329	7,800
		19,818
MATERIALS - 9.5%
Alcoa Inc.	496	6,504
PPG Industries Inc.	117	6,806
Vulcan Materials Co. (e)	82	4,418
		17,728
TELECOMMUNICATION SERVICES - 8.3%
AT&T Inc.	170	4,605
CenturyTel Inc.	189	6,347
Verizon Communications Inc.	150	4,539
		15,491
UTILITIES - 7.0%
Consolidated Edison Inc.	120	4,911
Integrys Energy Group Inc. (e)	111	3,986
Southern Co. (e)	132	4,174
		13,071

Total Common Stocks (cost $162,409)		185,846

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	311	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $311)		-

SHORT TERM INVESTMENTS - 29.3%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.11% (a) (h)	1,323	1,323

Securities Lending Collateral - 28.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	48,297	48,297
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	5,103	5,070
		53,367

Total Short Term Investments (cost $54,723)		54,690

Total Investments - 128.7% (cost $217,443)		240,536
Other Assets and Liabilities, Net - (28.7%)		(53,580)
Total Net Assets - 100%		$ 186,956

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 41.7%
AutoNation Inc. (c) (e)	489	$ 8,837
Black & Decker Corp.	104	4,836
Fortune Brands Inc.	120	5,158
Gannett Co. Inc. (e)	512	6,400
Harman International Industries Inc.	315	10,683
Jones Apparel Group Inc.	907	16,266
Macy's Inc. (e)	654	11,963
Omnicom Group Inc. (e)	160	5,905
RadioShack Corp.	460	7,628
Stanley Works	144	6,130
Time Warner Cable Inc.	42	1,793
Time Warner Inc.	163	4,693
		90,292
ENERGY - 7.4%
Anadarko Petroleum Corp. (e)	111	6,979
ConocoPhillips	87	3,916
Valero Energy Corp. (e)	258	5,000
		15,895
HEALTH CARE - 4.9%
CIGNA Corp. (e)	374	10,513

INDUSTRIALS - 17.8%
Dover Corp.	154	5,981
General Electric Co.	269	4,411
Masco Corp.	488	6,305
Northrop Grumman Corp.	108	5,614
Parker Hannifin Corp.	112	5,831
Pitney Bowes Inc.	186	4,627
Textron Inc. (e)	302	5,734
		38,503
INFORMATION TECHNOLOGY - 14.8%
Computer Sciences Corp. (c)	165	8,677
Fiserv Inc. (c)	131	6,292
KLA-Tencor Corp. (e)	235	8,426
Lexmark International Inc. (c) (e)	167	3,593
Xerox Corp.	660	5,105
		32,093
MATERIALS - 10.2%
Freeport-McMoRan Copper & Gold Inc.	200	13,754
International Paper Co.	377	8,383
		22,137
TELECOMMUNICATION SERVICES - 2.7%
CenturyTel Inc.	171	5,753

Total Common Stocks (cost $157,294)		215,186

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	564	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $564)		-

SHORT TERM INVESTMENTS - 21.4%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.11% (a) (h)	1,544	1,544

Securities Lending Collateral - 20.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	39,410	39,410
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	5,488	5,452
		44,862

Total Short Term Investments (cost $46,442)		46,406

Total Investments - 120.9% (cost $204,300)		261,592
Other Assets and Liabilities, Net - (20.9%)		(45,180)
Total Net Assets - 100%		$ 216,412

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 53.7%
AutoNation Inc. (c) (e)	473	$ 8,549
DR Horton Inc. (e)	624	7,120
Fortune Brands Inc.	104	4,477
Gannett Co. Inc. (e)	502	6,275
H&R Block Inc.	236	4,337
Jones Apparel Group Inc.	836	14,988
KB Home (e)	357	5,923
Leggett & Platt Inc. (e)	269	5,210
Lennar Corp. (e)	596	8,490
Macy's Inc. (e)	625	11,424
Meredith Corp. (e)	265	7,948
Office Depot Inc. (c)	2,206	14,603
Pulte Homes Inc. (e)	389	4,280
Tiffany & Co. (e)	224	8,641
		112,265
CONSUMER STAPLES - 5.2%
Altria Group Inc. (e)	268	4,775
ConAgra Foods Inc.	287	6,215
		10,990
ENERGY - 2.3%
Valero Energy Corp. (e)	253	4,901

FINANCIALS - 13.9%
Allstate Corp.	188	5,753
Bank of America Corp.	318	5,378
Capital One Financial Corp. (e)	151	5,384
KeyCorp (e)	568	3,691
Lincoln National Corp.	340	8,812
		29,018
HEALTH CARE - 3.5%
Coventry Health Care Inc. (c)	364	7,275

INDUSTRIALS - 2.9%
Masco Corp.	474	6,130

INFORMATION TECHNOLOGY - 14.6%
Analog Devices Inc.	252	6,946
Convergys Corp. (c)	740	7,354
Dell Inc. (c)	402	6,137
Total System Services Inc.	313	5,048
Xerox Corp.	640	4,950
		30,435
MATERIALS - 3.4%
Allegheny Technologies Inc. (e)	203	7,093

Total Common Stocks (cost $149,350)		208,107

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	730	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $730)		-

SHORT TERM INVESTMENTS - 30.7%
Mutual Funds - 1.4%
JNL Money Market Fund, 0.11% (a) (h)	2,859	2,859

Securities Lending Collateral - 29.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	48,563	48,563
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	12,805	12,722
		61,285

Total Short Term Investments (cost $64,227)		64,144

Total Investments - 130.2% (cost $214,307)		272,251
Other Assets and Liabilities, Net - (30.2%)		(63,130)
Total Net Assets - 100%		$ 209,121

JNL/S&P 4 Fund (b)
INVESTMENT FUNDS - 99.9%
JNL/S&P Competitive Advantage Fund (56.8%) (a)	13,599	$ 128,235
JNL/S&P Dividend Income & Growth Fund (64.0%) (a)	14,355	119,144
JNL/S&P Intrinsic Value Fund (69.5%) (a)	16,407	149,628
JNL/S&P Total Yield Fund (73.4%) (a)	16,797	152,853

Total Investment Funds (cost $474,526)		549,860

Total Investments - 99.9% (cost $474,526)		549,860
Other Assets and Liabilities, Net - 0.1%		671
Total Net Assets - 100%		$ 550,531

JNL/Select Balanced Fund
COMMON STOCKS - 62.0%
CONSUMER DISCRETIONARY - 3.7%
Comcast Corp. - Class A (e)	160	$ 2,698
Gap Inc. (e)	148	3,174
Honda Motor Co. Ltd. - ADR	63	1,922
Limited Brands Inc. (e)	174	2,955
Staples Inc. (e)	220	5,106
Time Warner Inc. (e)	142	4,083
Walt Disney Co. (e)	118	3,227
		23,165
CONSUMER STAPLES - 5.8%
Kimberly-Clark Corp.	82	4,813
PepsiCo Inc. (e)	110	6,476
Philip Morris International Inc.	138	6,736
Procter & Gamble Co.	79	4,581
Smithfield Foods Inc. (c)	226	3,115
Unilever NV - NYS	185	5,330
Wal-Mart Stores Inc.	113	5,523
		36,574
ENERGY - 9.5%
Anadarko Petroleum Corp. (e)	67	4,222
Baker Hughes Inc. (e)	116	4,953
Chevron Corp.	175	12,311
EnCana Corp.	112	6,425
Exxon Mobil Corp.	150	10,319
Marathon Oil Corp.	204	6,511
Total SA - ADR	156	9,233
XTO Energy Inc.	156	6,465
		60,439
FINANCIALS - 10.3%
ACE Ltd. (c)	126	6,757
AFLAC Inc.	47	2,009
Bank of America Corp.	328	5,543
Chubb Corp. (e)	90	4,552
Goldman Sachs Group Inc. (e)	16	2,968
JPMorgan Chase & Co.	183	8,028
M&T Bank Corp. (e)	25	1,533
Marsh & McLennan Cos. Inc.	130	3,225
MetLife Inc. (e)	175	6,658
Morgan Stanley	45	1,386
PNC Financial Services Group Inc. (e)	66	3,217
State Street Corp.	66	3,487
Travelers Cos. Inc.	51	2,506
Wells Fargo & Co. (e)	473	13,329
		65,198
HEALTH CARE - 8.4%
Bristol-Myers Squibb Co.	222	4,997
Cardinal Health Inc.	94	2,518
Covidien Plc	101	4,382
Eli Lilly & Co. (e)	236	7,785
Johnson & Johnson	82	4,981
Medtronic Inc.	149	5,491
Merck & Co. Inc. (e)	201	6,348
Pfizer Inc. (e)	469	7,757
Schering-Plough Corp.	212	6,000
UnitedHealth Group Inc.	133	3,319
		53,578
INDUSTRIALS - 8.7%
Caterpillar Inc. (e)	59	3,012
Deere & Co.	134	5,760
FedEx Corp. (e)	63	4,731
General Dynamics Corp.	70	4,535
Honeywell International Inc.	113	4,202
Illinois Tool Works Inc. (e)	95	4,049
Lockheed Martin Corp.	54	4,232
Parker Hannifin Corp.	89	4,614
Pentair Inc. (e)	186	5,503
Pitney Bowes Inc. (e)	151	3,742
Siemens AG - ADR (e)	43	4,034
United Parcel Service Inc. - Class B (e)	74	4,201
Waste Management Inc.	86	2,564
		55,179
INFORMATION TECHNOLOGY - 7.3%
Accenture Plc (c)	135	5,013
Analog Devices Inc. (e)	102	2,798
Automatic Data Processing Inc.	104	4,071
Cisco Systems Inc. (c)	141	3,324
Corning Inc.	146	2,230
Hewlett-Packard Co. (e)	114	5,387
International Business Machines Corp. (e)	95	11,375
Microsoft Corp.	154	3,979
Texas Instruments Inc. (e)	174	4,127
Xerox Corp.	551	4,262
		46,566
MATERIALS - 2.9%
Agrium Inc. (c)	57	2,833
Barrick Gold Corp.	94	3,578
BHP Billiton Ltd. - ADR	38	2,522
International Paper Co.	166	3,698
Owens-Illinois Inc. (c)	100	3,690
Sonoco Products Co.	85	2,332
		18,653
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	523	14,123
Verizon Communications Inc.	111	3,347
		17,470
UTILITIES - 2.6%
Dominion Resources Inc. (e)	201	6,921
Exelon Corp.	87	4,316
PG&E Corp.	125	5,044
		16,281

Total Common Stocks (cost $363,956)		393,103

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.3%
Banc of America Commercial Mortgage Inc. REMIC, 5.12%, 07/11/43	$ 750	776
Banc of America Commercial Mortgage Inc. REMIC, 5.93%, 05/10/45 (i)	350	336
Banc of America Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (i)	1,200	1,167
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37	500	521
Carmax Auto Owner Trust, 4.79%, 02/15/13	500	522
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	827
Commercial Mortgage Acceptance Corp. REMIC, 8.06%, 06/15/31 (i)	500	500
Continental Airlines Inc., 5.98%, 04/19/22 (e)	280	265
GE Capital Commercial Mortgage Corp. REMIC, 6.03%, 08/11/33	132	134
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	844
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.62%, 03/11/39 (i)	415	401
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.54%, 09/11/41	600	573
Marriott Vacation Club Trust, 5.36%, 10/20/28 (t) (v)	49	43
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,046	-
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	477
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	560	588
Southwest Airlines Co., 6.15%, 08/01/22	238	238

Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,325)		8,212

CORPORATE BONDS AND NOTES - 10.0%
CONSUMER DISCRETIONARY - 0.5%
Comcast Corp., 6.55%, 07/01/39 (e)	375	401
COX Communications Inc., 5.45%, 12/15/14	500	537
Daimler Finance North America LLC, 8.50%, 01/18/31 (e)	300	355
Lowe's Cos. Inc., 6.65%, 09/15/37	420	488
News America Inc., 5.65%, 08/15/20 (e) (t) (v)	195	198
Staples Inc., 9.75%, 01/15/14 (l)	335	402
Time Warner Cable Inc., 5.85%, 05/01/17	270	285
Viacom Inc., 6.88%, 04/30/36	670	708
		3,374
CONSUMER STAPLES - 0.3%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19 (t) (v)	480	542
CVS Caremark Corp., 6.13%, 08/15/16 (e)	400	439
CVS Caremark Corp., 5.75%, 06/01/17	245	262
Kraft Foods Inc., 6.25%, 06/01/12	825	897
		2,140
ENERGY - 0.4%
ConocoPhillips, 4.60%, 01/15/15	500	534
EOG Resources Inc., 5.63%, 06/01/19 (e)	190	208
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (t) (v)	500	544
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	68
San Diego Gas & Electric Co., 6.00%, 06/01/39	100	115
Shell International Finance BV, 3.25%, 09/22/15 (e)	550	554
StatoilHydro ASA, 5.25%, 04/15/19	215	232
		2,255
FINANCIALS - 6.2%
Ace Capital Trust II, 9.70%, 04/01/30	525	523
American Express Centurion Bank, 6.00%, 09/13/17	850	879
ASIF Global Financing XIX, 4.90%, 01/17/13 (t) (v)	500	454
AXA SA, 8.60%, 12/15/30	425	442
Bank of America Corp., 6.50%, 08/01/16	600	631
Bank of America Corp., 5.42%, 03/15/17	700	669
Bank of New York Mellon, 4.30%, 05/15/14	240	254
Bank of New York Mellon, 5.45%, 05/15/19	500	540
Barclays Bank Plc, 6.75%, 5/22/19	320	358
Capital One Capital IV, 6.75%, 02/17/37 (i)	250	190
Charles Schwab Corp., 4.95%, 06/01/14	190	200
Citigroup Inc., 5.50%, 10/15/14 (e)	515	514
Citigroup Inc., 8.50%, 05/22/19	400	452
Citigroup Inc., 8.13%, 07/15/39	115	129
Credit Suisse USA Inc., 4.88%, 01/15/15 (e)	345	362
Discover Financial Services, 6.45%, 06/12/17	90	81
Eaton Vance Corp., 6.50%, 10/02/17	160	173
EDP Finance BV, 4.90%, 10/01/19 (t) (v)	390	393
ENEL Finance International SA, 6.80%, 09/15/37	235	273
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	215
General Electric Capital Corp., 3.00%, 12/09/11	5,000	5,175
General Electric Capital Corp., 5.88%, 02/15/12	1,000	1,065
General Electric Capital Corp., 5.90%, 05/13/14	250	268
Goldman Sachs Group Inc., 1.63%, 07/15/11	4,000	4,040
Goldman Sachs Group Inc., 5.63%, 01/15/17	1,350	1,360
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	578
HCP Inc., 6.00%, 01/30/17	365	341
HSBC Bank USA, 5.88%, 11/01/34	250	255
HSBC Finance Corp., 6.38%, 11/27/12	500	538
International Lease Finance Corp., 5.65%, 06/01/14	1,000	768
JPMorgan Chase & Co., 3.70%, 01/20/15 (e)	600	595
JPMorgan Chase & Co., 6.30%, 04/23/19	475	519
JPMorgan Chase & Co., 6.40%, 05/15/38	425	476
Kimco Realty Corp., 5.78%, 03/15/16	345	339
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e) (t) (v)	475	442
Liberty Property LP, 6.63%, 10/01/17	225	209
Metropolitan Life Global Funding I, 2.88%, 09/17/12	600	598
Morgan Stanley, 2.00%, 09/22/11 (e)	5,000	5,081
Morgan Stanley, 6.00%, 05/13/14	400	426
Morgan Stanley, 5.38%, 10/15/15	170	175
Morgan Stanley, 5.45%, 01/09/17 (e)	700	701
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18	1,000	1,058
PNC Funding Corp., 5.40%, 06/10/14	525	564
ProLogis, 5.63%, 11/15/16	400	359
Prudential Financial Inc., 5.50%, 03/15/16	425	422
Realty Income Corp., 6.75%, 08/15/19	805	784
Simon Property Group LP, 6.10%, 05/01/16	665	683
Sovereign Bank, 8.75%, 05/30/18	450	519
Svenska Handelsbanken AB, 4.88%, 06/10/14 (e) (t) (v)	700	732
U.S. Bank NA, 4.95%, 10/30/14 (e)	450	483
Wachovia Corp., 5.25%, 08/01/14	500	508
WEA Finance LLC, 5.70%, 10/01/16 (e) (t) (v)	450	436
WEA Finance LLC, 7.13%, 04/15/18 (t) (v)	350	365
Wells Fargo & Co., 3.75%, 10/01/14	575	572
		39,166
HEALTH CARE - 0.3%
Amgen Inc., 6.15%, 06/01/18	425	481
Express Scripts Inc., 6.25%, 06/15/14	160	176
Merck & Co. Inc., 4.00%, 06/30/15	370	389
Schering-Plough Corp., 5.30%, 12/01/13 (l)	450	493
UnitedHealth Group Inc., 5.50%, 11/15/12	500	535
		2,074
INDUSTRIALS - 0.3%
Cargill Inc., 5.60%, 09/15/12 (t) (v)	485	520
Pitney Bowes Inc., 5.75%, 09/15/17	385	416
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (t) (v)	675	742
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	498
		2,176
INFORMATION TECHNOLOGY - 0.4%
Dell Inc., 5.88%, 06/15/19 (e)	460	493
Fiserv Inc., 6.13%, 11/20/12	450	488
Hewlett-Packard Co., 5.25%, 03/01/12	350	377
Intuit Inc., 5.40%, 03/15/12	550	577
Oracle Corp., 6.13%, 07/08/39	500	563
Xerox Corp., 8.25%, 05/15/14 (e)	125	142
		2,640
MATERIALS - 0.1%
Potash Corp. of Saskatchewan Inc., 4.88%, 03/30/20 (e)	675	674

TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc., 6.45%, 06/15/34	480	506
AT&T Inc., 6.80%, 05/15/36	150	167
AT&T Wireless Services Inc., 7.88%, 03/01/11	750	814
BellSouth Corp., 6.55%, 06/15/34	300	321
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	70
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	275	356
France Telecom SA, 4.38%, 07/08/14	230	241
Telecom Italia Capital SA, 5.25%, 10/01/15 (e)	675	699
Verizon Global Funding Corp., 7.75%, 12/01/30	500	604
Verizon Wireless Capital LLC, 5.55%, 02/01/14	500	540
Vodafone Group Plc, 5.45%, 06/10/19	600	625
		4,943
UTILITIES - 0.7%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (t) (v)	250	259
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (t) (v)	195	197
Atmos Energy Corp., 6.35%, 06/15/17	385	418
Colorado Public Service Co., 5.13%, 06/01/19	500	536
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	265
MidAmerican Energy Co., 5.63%, 07/15/12	500	542
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	378
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (t) (v)	415	418
Pennsylvania Electric Co., 5.20%, 04/01/20 (e)	600	598
Southern California Edison Co., 5.55%, 01/15/37	500	537
		4,148

Total Corporate Bonds and Notes (cost $62,075)		63,590

GOVERNMENT AND AGENCY OBLIGATIONS - 24.1%
GOVERNMENT SECURITIES - 11.6%
Municipals - 0.7%
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44	650	720
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	617
New Jersey State Turnpike Authority, 7.41%, 01/01/40	205	253
New York, NJ, Port Authority Revenue, 5.86%, 12/01/24	180	198
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	105	114
North Texas Tollway Authority, 6.72%, 01/01/49	600	673
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	377
San Antonio Texas Electric & Gas, 5.99%, 02/01/20	135	152
University of California, 5.77%, 05/15/43	615	662
University Of Missouri, 5.96%, 11/01/39	360	399
		4,165
Sovereign - 0.8%
Financing Corp. Fico, 4.49%, 12/06/13 (j)	275	242
Financing Corp. Fico, 4.49%, 12/27/13 (j)	220	193
Province of Ontario, Canada, 4.00%, 10/07/19	550	550
Resolution Funding Corp. - Interest Only Strip, 3.88%, 04/15/14 (j)	2,550	2,256
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,023
		5,264
U.S. Treasury Securities - 10.1%
U.S. Treasury Bond, 4.25%, 05/15/39	1,000	1,035
U.S. Treasury Note, 2.38%, 08/31/10 (e)	2,000	2,036
U.S. Treasury Note, 1.00%, 07/31/11 (e)	9,300	9,327
U.S. Treasury Note, 1.00%, 09/30/11	28,500	28,522
U.S. Treasury Note, 4.50%, 03/31/12 (e)	2,225	2,406
U.S. Treasury Note, 1.38%, 05/15/12 (e)	13,000	13,044
U.S. Treasury Note, 4.75%, 05/31/12	2,000	2,183
U.S. Treasury Note, 3.13%, 09/30/13 (e)	2,500	2,620
U.S. Treasury Note, 1.88%, 02/28/14	2,000	1,983
U.S. Treasury Note, 3.88%, 05/15/18	1,000	1,048
		64,204
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.5%
Federal Home Loan Mortgage Corp. - 4.4%
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,257
Federal Home Loan Mortgage Corp., 5.50%, 10/01/16	164	175
Federal Home Loan Mortgage Corp., 6.00%, 04/01/17	121	129
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17	147	157
Federal Home Loan Mortgage Corp., 6.50%, 11/01/17	50	54
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18	59	63
Federal Home Loan Mortgage Corp., 5.50%, 01/01/18	1	1
Federal Home Loan Mortgage Corp., 5.00%, 04/01/18	82	87
Federal Home Loan Mortgage Corp., 4.50%, 05/01/18	103	109
Federal Home Loan Mortgage Corp., 5.00%, 05/01/18	172	183
Federal Home Loan Mortgage Corp., 4.50%, 09/01/18	121	128
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	80	84
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	170	180
Federal Home Loan Mortgage Corp., 5.50%, 11/01/18	83	89
Federal Home Loan Mortgage Corp., 5.50%, 01/01/19	261	280
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19	749	788
Federal Home Loan Mortgage Corp., 5.50%, 08/01/19	241	258
Federal Home Loan Mortgage Corp., 5.00%, 05/01/21	1,161	1,228
Federal Home Loan Mortgage Corp., 5.00%, 12/01/21	111	117
Federal Home Loan Mortgage Corp., 5.00%, 02/01/23	80	84
Federal Home Loan Mortgage Corp., 5.00%, 03/01/23	48	50
Federal Home Loan Mortgage Corp., 5.00%, 05/01/23	216	227
Federal Home Loan Mortgage Corp., 5.00%, 07/01/23	1,994	2,095
Federal Home Loan Mortgage Corp., 5.00%, 07/01/23	1,105	1,161
Federal Home Loan Mortgage Corp., 5.00%, 08/01/23	1,164	1,223
Federal Home Loan Mortgage Corp., 7.00%, 11/01/30	119	130
Federal Home Loan Mortgage Corp., 7.00%, 02/01/31	38	42
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	31	34
Federal Home Loan Mortgage Corp., 7.00%, 10/01/32	104	114
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	130	135
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	140	145
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35	1,743	1,807
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	464	482
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	463	480
Federal Home Loan Mortgage Corp., 5.00%, 01/01/36	203	211
Federal Home Loan Mortgage Corp., 4.50%, 04/01/38	77	78
Federal Home Loan Mortgage Corp., 4.50%, 09/01/38	74	75
Federal Home Loan Mortgage Corp., 4.50%, 02/01/39	1,169	1,184
Federal Home Loan Mortgage Corp., 4.50%, 02/01/39	5,422	5,492
Federal Home Loan Mortgage Corp., 4.50%, 03/01/39	3,619	3,666
		28,282
Federal National Mortgage Association - 5.4%
Federal National Mortgage Association, 5.00%, 11/01/17	63	67
Federal National Mortgage Association, 6.00%, 01/01/18	35	38
Federal National Mortgage Association, 5.00%, 02/01/18	294	313
Federal National Mortgage Association, 5.00%, 12/01/18	441	468
Federal National Mortgage Association, 5.00%, 03/01/21	438	462
Federal National Mortgage Association, 7.50%, 09/01/29	39	44
Federal National Mortgage Association, 5.00%, 09/01/33	602	625
Federal National Mortgage Association, 7.00%, 10/01/33	303	334
Federal National Mortgage Association, 4.50%, 11/01/33	167	170
Federal National Mortgage Association, 4.50%, 12/01/33	322	328
Federal National Mortgage Association, 5.00%, 04/01/35	298	309
Federal National Mortgage Association, 5.00%, 06/01/35	660	684
Federal National Mortgage Association, 5.00%, 06/01/35	245	254
Federal National Mortgage Association, 5.00%, 07/01/35	294	305
Federal National Mortgage Association, 5.00%, 08/01/35	288	298
Federal National Mortgage Association, 5.00%, 08/01/35	346	358
Federal National Mortgage Association, 5.00%, 08/01/35	372	386
Federal National Mortgage Association, 4.50%, 09/01/35	303	309
Federal National Mortgage Association, 4.50%, 09/01/35	756	770
Federal National Mortgage Association, 5.00%, 09/01/35	263	272
Federal National Mortgage Association, 5.00%, 09/01/35	106	110
Federal National Mortgage Association, 5.00%, 10/01/35	272	282
Federal National Mortgage Association, 5.00%, 10/01/35	387	402
Federal National Mortgage Association, 5.00%, 10/13/35, TBA (g)	6,500	6,713
Federal National Mortgage Association, 4.50%, 02/01/39	8,380	8,499
Federal National Mortgage Association, 4.50%, 02/01/39	988	1,002
Federal National Mortgage Association, 4.50%, 03/01/39	2,346	2,380
Federal National Mortgage Association, 4.50%, 03/01/39	8,281	8,399
		34,581
Government National Mortgage Association - 2.6%
Government National Mortgage Association, 5.50%, 11/15/32	107	113
Government National Mortgage Association, 7.00%, 01/15/33	42	46
Government National Mortgage Association, 6.00%, 02/15/33	137	146
Government National Mortgage Association, 6.00%, 03/15/33	40	43
Government National Mortgage Association, 5.50%, 05/15/33	102	107
Government National Mortgage Association, 7.00%, 05/15/33	21	23
Government National Mortgage Association, 5.50%, 05/20/33	156	164
Government National Mortgage Association, 5.00%, 06/20/33	85	89
Government National Mortgage Association, 5.50%, 07/15/33	50	53
Government National Mortgage Association, 5.00%, 10/15/33	232	242
Government National Mortgage Association, 6.00%, 10/20/33	158	170
Government National Mortgage Association, 6.00%, 04/15/34	14	14
Government National Mortgage Association, 5.00%, 10/01/34, TBA (g)	5,300	5,484
Government National Mortgage Association, 6.00%, 01/15/35	26	27
Government National Mortgage Association, 5.00%, 12/15/35	410	426
Government National Mortgage Association, 5.00%, 01/15/36	507	526
Government National Mortgage Association, 5.50%, 02/15/36	21	22
Government National Mortgage Association, 5.00%, 03/15/36	157	162
Government National Mortgage Association, 5.00%, 03/15/36	34	35
Government National Mortgage Association, 5.00%, 05/15/36	338	351
Government National Mortgage Association, 5.00%, 06/15/37	102	106
Government National Mortgage Association, 5.00%, 07/15/37	434	450
Government National Mortgage Association, 5.00%, 08/15/37	806	836
Government National Mortgage Association, 5.00%, 02/15/38	657	681
Government National Mortgage Association, 5.00%, 05/15/38	1,521	1,578
Government National Mortgage Association, 5.00%, 06/15/38	812	842
Government National Mortgage Association, 5.00%, 06/15/38	974	1,010
Government National Mortgage Association, 5.00%, 06/15/38	549	570
Government National Mortgage Association, 5.00%, 07/15/38	49	51
Government National Mortgage Association, 5.00%, 07/15/38	45	47
Government National Mortgage Association, 5.00%, 09/15/38	1,719	1,783
Government National Mortgage Association, 6.50%, 04/15/26	40	43
Government National Mortgage Association REMIC, 7.50%, 09/16/35	24	27
		16,267

Total Government and Agency Obligations (cost $149,427)		152,763

SHORT TERM INVESTMENTS - 23.8%
Mutual Funds - 4.5%
JNL Money Market Fund, 0.11% (a) (h)	28,185	28,185

Securities Lending Collateral - 19.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	100,474	100,474
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	22,241	22,096
		122,570

Total Short Term Investments (cost $150,900)		150,755

Total Investments - 121.2% (cost $735,683)		768,423
Other Assets and Liabilities, Net - (21.2%)		(134,332)
Total Net Assets - 100%		$ 634,091

JNL/Select Money Market Fund
SHORT TERM INVESTMENTS - 100.2%
Certificates of Deposit - 26.3%
Bank Nova Scotia, 0.33%, 03/04/10	$ 15,000	$ 15,000
Bank of America Corp., 0.75%, 12/03/09	15,000	15,000
Bank of America Corp., 0.61%, 01/06/10	13,000	13,000
BNP Paribas, 0.33%, 10/08/09	20,000	20,000
BNP Paribas, 1.05%, 11/02/09	14,000	14,000
Calyon NY, 0.83%, 11/10/09	13,000	13,000
Calyon NY, 0.41%, 02/26/10 (i)	13,000	12,991
Canadian Imperial Bank of New York, 0.56%, 05/26/10 (i)	12,000	12,000
Citibank, 0.25%, 12/02/09	18,000	18,000
DNB Nor Bank ASA, 0.67%, 12/09/09	14,000	14,000
DNB Nor Bank ASA, 0.27%, 01/15/10	12,000	12,000
Procter & Gamble Co., 0.48%, 05/07/10 (i)	5,240	5,240
Procter & Gamble International Funding SCA, 0.71%, 02/08/10 (i)	6,000	6,000
Rabobank Nederland, 0.27%, 01/19/10	18,000	18,000
Societe Generale NY, 0.25%, 01/14/10	12,000	12,000
Societe Generale, 0.68%, 11/16/09	15,000	15,000
Svenska Handelsbanken, 0.40%, 11/09/09	13,000	13,000
Svenska Handelsbanken, 0.80%, 11/12/09	13,000	13,000
Svenska Handelsbanken, 0.51%, 06/10/10 (i)	7,500	7,500
Toronto-Dominion Bank NY, 0.52%, 01/25/10	13,500	13,500
Toronto-Dominion Bank NY, 0.34%, 04/12/10	12,000	12,000
Toyota Motor Credit Corp., 1.75%, 01/29/10 (i)	12,566	12,566
UBS-NY, 0.55%, 10/19/09	13,000	13,000
UBS-NY, 0.86%, 03/02/10	10,000	10,000
		309,797
Commercial Paper - 20.2%
CAFCO LLC, 0.28%, 10/21/09 (t) (v)	1,000	1,000
CAFCO LLC, 0.24%, 11/06/09 (t) (v)	17,200	17,196
Chariot Funding LLC, 0.19%, 10/20/09 (t) (v)	8,700	8,699
Chariot Funding LLC, 0.19%, 10/28/09 (t) (v)	9,000	8,999
Ciesco LLC, 0.28%, 10/21/09 (t) (v)	18,000	17,997
Clipper Receivables Co., 0.22%, 10/01/09 (t) (v)	12,000	12,000
Clipper Receivables Co., 0.25%, 10/01/09 (t) (v)	6,000	6,000
CRC Funding LLC, 0.21%, 10/15/09 (t) (v)	10,500	10,499
CRC Funding LLC, 0.27%, 10/23/09 (t) (v)	7,000	6,999
Falcon Asset Securitization Co. LLC, 0.25%, 10/06/09 (t) (v)	17,000	16,999
General Electric Capital Corp., 0.18%, 10/22/09	30,000	29,997
HSBC Bank USA, 0.18%, 10/26/09	11,700	11,699
Jupiter Securitization Corp., 0.20%, 10/15/09 (t) (v)	16,000	15,999
Kitty Hawk Funding Corp., 0.19%, 10/06/09 (t) (v)	7,600	7,600
Kitty Hawk Funding Corp., 0.24%, 11/04/09 (t) (v)	10,000	9,998
New York Life Cap, 0.21%, 10/27/09	11,800	11,798
Park Avenue Receivables Co. LLC, 0.20%, 10/01/09 (t) (v)	18,000	18,000
Ranger Funding Co. LLC, 0.22%, 10/21/09 (t) (v)	9,000	8,999
Yorktown Capital LLC, 0.21%, 10/21/09 (t) (v)	2,000	2,000
Yorktown Capital LLC, 0.20%, 10/23/09 (t) (v)	16,000	15,998
		238,476
Federal Home Loan Bank - 18.2%
Federal Home Loan Bank, 0.35%, 10/16/09	15,000	14,998
Federal Home Loan Bank, 0.38%, 10/30/09	20,000	19,994
Federal Home Loan Bank, 0.17%, 11/04/09	34,000	33,994
Federal Home Loan Bank, 0.31%, 12/04/09	8,000	7,996
Federal Home Loan Bank, 0.30%, 01/08/10	25,000	24,979
Federal Home Loan Bank, 3.75%, 01/08/10	8,000	8,074
Federal Home Loan Bank, 0.31%, 01/13/10	20,000	19,982
Federal Home Loan Bank, 0.30%, 01/20/10	10,000	9,991
Federal Home Loan Bank, 0.30%, 01/22/10	20,000	19,981
Federal Home Loan Bank, 0.29%, 02/10/10	20,000	19,978
Federal Home Loan Bank, 0.27%, 02/24/10	25,000	24,973
Federal Home Loan Bank, 0.22%, 03/24/10	10,000	9,989
		214,929
Federal Home Loan Mortgage Corp. - 27.6%
Federal Home Loan Mortgage Corp., 0.42%, 10/05/09	45,000	44,998
Federal Home Loan Mortgage Corp., 0.34%, 11/02/09	25,000	24,992
Federal Home Loan Mortgage Corp., 0.25%, 11/16/09	15,000	14,995
Federal Home Loan Mortgage Corp., 0.30%, 01/25/10	50,000	49,952
Federal Home Loan Mortgage Corp., 0.34%, 02/04/10 (i)	9,000	9,000
Federal Home Loan Mortgage Corp., 0.29%, 02/08/10	25,000	24,973
Federal Home Loan Mortgage Corp., 3.13%, 02/12/10	10,000	10,105
Federal Home Loan Mortgage Corp., 0.25%, 02/22/10	25,000	24,975
Federal Home Loan Mortgage Corp., 0.24%, 03/01/10	25,000	24,975
Federal Home Loan Mortgage Corp., 0.21%, 03/15/10	22,000	21,979
Federal Home Loan Mortgage Corp., 0.21%, 03/22/10	15,000	14,985
Federal Home Loan Mortgage Corp., 0.24%, 03/23/10	16,000	15,982
Federal Home Loan Mortgage Corp., 0.25%, 03/31/10	20,000	19,975
Federal Home Loan Mortgage Corp., 0.20%, 04/07/10	25,000	24,974
		326,860
Federal National Mortgage Association - 7.1%
Federal National Mortgage Association, 0.42%, 10/07/09	20,000	19,999
Federal National Mortgage Association, 0.38%, 10/14/09	12,000	11,998
Federal National Mortgage Association, 0.17%, 11/12/09	16,400	16,397
Federal National Mortgage Association, 0.30%, 01/05/10	15,000	14,988
Federal National Mortgage Association, 0.29%, 02/10/10	20,000	19,979
		83,361
Mutual Funds - 0.0%
JPMorgan Prime Money Market Fund, 0.17%	59	59

Repurchase Agreement - 0.8%
Repurchase Agreement with Banc of America Securities, 0.06% (Collateralized by $9,064 Federal National Mortgage Association,
5.50%, due 03/01/35, value $9,588) acquired on 09/30/09, due 10/01/09 at $9,400	$ 9,400	9,400

Total Short Term Investments (cost $1,182,882)		1,182,882

Total Investments - 100.2% (cost $1,182,882)		1,182,882
Other Assets and Liabilities, Net - (0.2%)		(2,723)
Total Net Assets - 100%		$ 1,180,159

JNL/Select Value Fund
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 9.2%
Coach Inc.	142	$ 4,678
Comcast Corp. - Class A (e)	600	10,142
Ford Motor Co. (c) (e)	570	4,113
Gap Inc. (e)	157	3,360
Home Depot Inc.	173	4,606
Kohl's Corp. (c)	127	7,234
Mattel Inc. (e)	363	6,701
Stanley Works (e)	204	8,709
Staples Inc.	314	7,298
Target Corp.	144	6,703
		63,544
CONSUMER STAPLES - 7.4%
CVS Caremark Corp.	185	6,612
General Mills Inc.	52	3,328
Kimberly-Clark Corp.	111	6,570
Kroger Co.	245	5,055
Nestle SA - ADR	174	7,447
PepsiCo Inc. (e)	133	7,784
Philip Morris International Inc.	146	7,097
Sysco Corp. (e)	280	6,963
		50,856
ENERGY - 17.5%
Apache Corp.	97	8,871
Baker Hughes Inc. (e)	273	11,659
BP Plc - ADR (e)	124	6,590
Chevron Corp.	252	17,755
ConocoPhillips	89	4,001
EOG Resources Inc.	40	3,340
Exxon Mobil Corp.	369	25,331
Hess Corp.	98	5,234
Marathon Oil Corp.	258	8,240
Newfield Exploration Co. (c)	132	5,609
Occidental Petroleum Corp.	219	17,162
XTO Energy Inc.	158	6,514
		120,306
FINANCIALS - 21.9%
ACE Ltd. (c)	271	14,461
Ameriprise Financial Inc.	116	4,222
AON Corp.	156	6,335
Bank of America Corp.	748	12,656
Bank of New York Mellon Corp.	277	8,031
Chubb Corp.	190	9,593
Goldman Sachs Group Inc.	111	20,518
JPMorgan Chase & Co.	597	26,178
PNC Financial Services Group Inc. (e)	243	11,827
Principal Financial Group Inc. (e)	117	3,216
UBS AG (c) (e)	209	3,830
Unum Group (e)	337	7,219
Wells Fargo & Co. (e)	805	22,688
		150,774
HEALTH CARE - 10.9%
Abbott Laboratories	158	7,792
Baxter International Inc.	151	8,631
Cardinal Health Inc.	189	5,063
Covidien Plc	166	7,181
Johnson & Johnson	97	5,919
Merck & Co. Inc. (e)	261	8,252
Pfizer Inc. (e)	846	13,998
Teva Pharmaceutical Industries Ltd. - ADR	122	6,163
UnitedHealth Group Inc.	283	7,086
Zimmer Holdings Inc. (c)	90	4,789
		74,874
INDUSTRIALS - 9.5%
Cummins Inc.	198	8,890
General Electric Co.	771	12,653
Illinois Tool Works Inc. (e)	139	5,920
Ingersoll-Rand Plc (e)	368	11,290
PACCAR Inc. (e)	132	4,966
Precision Castparts Corp.	67	6,866
Textron Inc. (e)	195	3,701
United Parcel Service Inc. - Class B (e)	87	4,913
Waste Management Inc. (e)	213	6,355
		65,554
INFORMATION TECHNOLOGY - 8.1%
Cisco Systems Inc. (c)	476	11,214
Hewlett-Packard Co.	216	10,188
Ingram Micro Inc. - Class A (c)	327	5,513
Intel Corp.	548	10,715
Microsoft Corp.	418	10,819
Texas Instruments Inc.	299	7,090
		55,539
MATERIALS - 4.8%
Agrium Inc. (c)	126	6,249
Cliffs Natural Resources Inc. (e)	270	8,731
Dow Chemical Co.	94	2,448
EI Du Pont de Nemours & Co.	215	6,913
Mosaic Co.	119	5,716
Rexam Plc - ADR (e)	149	3,179
		33,236
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	579	15,632
Verizon Communications Inc.	188	5,678
		21,310
UTILITIES - 3.6%
Edison International	183	6,148
Entergy Corp.	88	7,020
Exelon Corp.	103	5,110
FPL Group Inc. (e)	120	6,628
		24,906

Total Common Stocks (cost $633,611)		660,899

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	631	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $631)		-

SHORT TERM INVESTMENTS - 21.8%
Mutual Funds - 3.8%
JNL Money Market Fund, 0.11% (a) (h)	26,032	26,032

Securities Lending Collateral - 18.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	120,784	120,784
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	3,659	3,635
		124,419

Total Short Term Investments (cost $150,475)		150,451

Total Investments - 117.8% (cost $784,717)		811,350
Other Assets and Liabilities, Net - (17.8%)		(122,716)
Total Net Assets - 100%		$ 688,634

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 14.0%
Amazon.com Inc. (c)	352	$ 32,816
Apollo Group Inc. - Class A (c) (e)	60	4,450
AutoZone Inc. (c)	68	9,928
Carmax Inc. (c) (e)	78	1,639
Carnival Corp.	59	1,967
Dollar Tree Inc. (c)	63	3,067
Expedia Inc. (c) (e)	254	6,074
Kohl's Corp. (c)	66	3,754
Lowe's Cos. Inc.	289	6,043
Marriott International Inc. - Class A (e)	164	4,517
McGraw-Hill Cos. Inc.	323	8,123
MGM Mirage (c) (e)	183	2,202
Nike Inc. - Class B	109	7,033
O'Reilly Automotive Inc. (c) (e)	76	2,754
Priceline.com Inc. (c) (e)	23	3,864
Starbucks Corp. (c) (e)	298	6,148
Walt Disney Co. (e)	115	3,147
Yum! Brands Inc. (e)	147	4,949
		112,475
CONSUMER STAPLES - 6.6%
Costco Wholesale Corp.	114	6,442
CVS Caremark Corp.	204	7,292
Nestle SA	121	5,172
PepsiCo Inc. (e)	212	12,424
Procter & Gamble Co.	210	12,185
Wal-Mart Stores Inc.	190	9,317
		52,832
ENERGY - 6.8%
Cameron International Corp. (c)	143	5,397
EOG Resources Inc.	61	5,128
Exxon Mobil Corp.	107	7,328
Murphy Oil Corp.	63	3,638
Petroleo Brasileiro SA - ADR	263	10,346
Schlumberger Ltd.	226	13,440
Smith International Inc. (e)	149	4,288
Suncor Energy Inc.	163	5,633
		55,198
FINANCIALS - 12.2%
American Express Co.	198	6,702
Bank of America Corp.	454	7,687
BlackRock Inc. (e)	14	2,992
Charles Schwab Corp. (e)	261	4,996
Franklin Resources Inc. (e)	41	4,084
Goldman Sachs Group Inc.	53	9,697
IntercontinentalExchange Inc. (c) (e)	46	4,490
Invesco Ltd.	358	8,155
JPMorgan Chase & Co.	297	13,006
Morgan Stanley (e)	171	5,290
Northern Trust Corp. (e)	99	5,752
PNC Financial Services Group Inc. (e)	96	4,674
State Street Corp.	197	10,336
U.S. Bancorp	191	4,169
Wells Fargo & Co.	221	6,225
		98,255
HEALTH CARE - 14.5%
Allergan Inc.	177	10,058
Celgene Corp. (c)	82	4,567
Covidien Plc	52	2,256
Elan Corp. Plc - ADR (c)	284	2,018
Express Scripts Inc. (c) (e)	198	15,322
Gilead Sciences Inc. (c)	337	15,716
Illumina Inc. (c) (e)	34	1,458
Intuitive Surgical Inc. (c) (e)	30	7,972
McKesson Corp.	137	8,158
Medco Health Solutions Inc. (c)	480	26,532
Novo-Nordisk A/S - Class B (e)	48	3,029
St. Jude Medical Inc. (c) (e)	116	4,517
Stryker Corp. (e)	92	4,170
Teva Pharmaceutical Industries Ltd. - ADR	100	5,071
WellPoint Inc. (c)	123	5,830
		116,674
INDUSTRIALS - 8.2%
3M Co.	62	4,539
Danaher Corp. (e)	359	24,141
Deere & Co.	63	2,695
Expeditors International Washington Inc. (e)	152	5,353
Fastenal Co. (e)	21	801
Lockheed Martin Corp.	51	3,990
McDermott International Inc. (c)	91	2,305
PACCAR Inc. (e)	119	4,499
Precision Castparts Corp.	58	5,919
Quanta Services Inc. (c)	69	1,527
Republic Services Inc. - Class A	164	4,344
Union Pacific Corp. (e)	23	1,342
United Parcel Service Inc. - Class B (e)	88	4,992
		66,447
INFORMATION TECHNOLOGY - 29.6%
Accenture Plc (c)	200	7,450
Apple Inc. (c)	245	45,471
Autodesk Inc. (c)	203	4,831
Automatic Data Processing Inc.	133	5,211
Broadcom Corp. - Class A (c) (e)	142	4,364
Cisco Systems Inc. (c)	439	10,334
Companhia Brasileira de Meios de Pagamento	581	5,756
Dolby Laboratories Inc. - Class A (c) (e)	146	5,583
Google Inc. - Class A (c) (e)	71	35,255
Intel Corp.	189	3,691
Juniper Networks Inc. (c) (e)	248	6,701
Marvell Technology Group Ltd. (c)	508	8,218
MasterCard Inc. (e)	44	8,854
McAfee Inc. (c)	200	8,745
Microsoft Corp.	536	13,889
QUALCOMM Inc. (e)	372	16,737
Research In Motion Ltd. (c)	12	793
Salesforce.com Inc. (c) (e)	68	3,877
Samsung Electronics Co. Ltd.	4	2,596
Tencent Holdings Ltd.	518	8,422
Toshiba Corp. (c) (e)	556	2,917
Visa Inc. - Class A (e)	267	18,418
Western Union Co.	551	10,432
		238,545
MATERIALS - 3.1%
Agnico-Eagle Mines Ltd.	9	611
BHP Billiton Ltd.	192	6,398
Monsanto Co.	87	6,711
Praxair Inc. (e)	135	11,053
		24,773
TELECOMMUNICATION SERVICES - 3.9%
American Tower Corp. (c)	336	12,227
Bharti Airtel Ltd.	20	176
Crown Castle International Corp. (c) (e)	512	16,050
Leap Wireless International Inc. (c) (e)	76	1,478
MetroPCS Communications Inc. (c) (e)	193	1,811
		31,742

Total Common Stocks (cost $743,975)		796,941

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,745	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,745)		-

SHORT TERM INVESTMENTS - 28.5%
Mutual Funds - 1.4%
JNL Money Market Fund, 0.11% (a) (h)	2,678	2,678
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)	9,063	9,063
		11,741
Securities Lending Collateral - 27.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	189,022	189,022
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	29,462	29,270
		218,292

Total Short Term Investments (cost $230,225)		230,033

Total Investments - 127.4% (cost $975,945)		1,026,974
Other Assets and Liabilities, Net - (27.4%)		(220,586)
Total Net Assets - 100%		$ 806,388
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 13.6%
Amazon.com Inc. (c)	33	$ 3,081
Bed Bath & Beyond Inc. (c) (e)	183	6,870
Cablevision Systems Corp. - Class A	274	6,508
Carmax Inc. (c) (e)	380	7,942
Chipotle Mexican Grill Inc. - Class B (c) (e)	98	8,156
Clear Channel Outdoor Holdings Inc. (c) (e)	55	385
Discovery Communications Inc. - Class A (c) (e)	155	4,478
Discovery Communications Inc. - Class C (c)	186	4,842
Expedia Inc. (c) (e)	453	10,849
Gaylord Entertainment Co. (c) (e)	145	2,914
J Crew Group Inc. (c) (e)	133	4,764
Lamar Advertising Co. (c) (e)	271	7,436
Marriott International Inc. - Class A (e)	418	11,520
O'Reilly Automotive Inc. (c)	143	5,168
Panera Bread Co. - Class A (c) (e)	26	1,430
Priceline.com Inc. (c)	7	1,161
Starbucks Corp. (c)	157	3,242
Tim Hortons Inc.	114	3,226
WABCO Holdings Inc.	135	2,835
Wynn Resorts Ltd. (c) (e)	70	4,962
		101,769
CONSUMER STAPLES - 2.1%
Shoppers Drug Mart Corp.	156	6,394
Whole Foods Market Inc. (c) (e)	314	9,574
		15,968
ENERGY - 8.1%
BJ Services Co.	131	2,545
Cameron International Corp. (c)	105	3,971
CNX Gas Corp. (c)	208	6,386
Concho Resources Inc. (c)	12	436
Consol Energy Inc.	157	7,082
EOG Resources Inc.	28	2,338
FMC Technologies Inc. (c) (e)	157	8,202
IHS Inc. (c) (e)	121	6,182
Murphy Oil Corp.	76	4,375
Peabody Energy Corp.	105	3,908
Smith International Inc. (e)	262	7,519
Trican Well Service Ltd.	156	2,025
Ultra Petroleum Corp. (c)	117	5,728
		60,697
FINANCIALS - 10.7%
Ameriprise Financial Inc.	84	3,052
AON Corp.	131	5,330
Assurant Inc.	110	3,527
Axis Capital Holdings Ltd.	40	1,207
E*Trade Financial Corp. (c) (e)	1,285	2,249
Eaton Vance Corp. (e)	208	5,822
Fifth Third Bancorp	365	3,697
Interactive Brokers Group Inc. (c)	185	3,676
IntercontinentalExchange Inc. (c) (e)	58	5,637
Janus Capital Group Inc. (e)	306	4,339
KeyCorp	524	3,406
M&T Bank Corp. (e)	52	3,241
Marshall & Ilsley Corp. (e)	466	3,761
MSCI Inc. (c)	243	7,198
Principal Financial Group Inc.	175	4,793
Raymond James Financial Inc. (e)	141	3,282
St. Joe Co. (c) (e)	69	2,009
SunTrust Banks Inc.	169	3,811
TD Ameritrade Holding Corp. (c)	249	4,885
WR Berkley Corp.	210	5,309
		80,231
HEALTH CARE - 16.3%
Alexion Pharmaceuticals Inc. (c) (e)	68	3,029
Allergan Inc.	64	3,633
BioMarin Pharmaceutical Inc. (c) (e)	131	2,368
CareFusion Corp. (c)	314	6,845
Cephalon Inc. (c) (e)	145	8,445
Cerner Corp. (c) (e)	31	2,319
CR Bard Inc.	78	6,132
DENTSPLY International Inc. (e)	168	5,803
Edwards Lifesciences Corp. (c)	105	7,341
Elan Corp. Plc - ADR (c)	362	2,574
Henry Schein Inc. (c) (e)	157	8,621
Human Genome Sciences Inc. (c) (e)	262	4,931
Humana Inc. (c) (e)	92	3,432
Idexx Laboratories Inc. (c) (e)	41	2,050
Illumina Inc. (c) (e)	156	6,630
Intuitive Surgical Inc. (c)	29	7,605
Millipore Corp. (c)	52	3,657
Myriad Genetics Inc. (c)	53	1,452
Onyx Pharmaceuticals Inc. (c) (e)	77	2,308
OSI Pharmaceuticals Inc. (c) (e)	46	1,624
Perrigo Co. (e)	143	4,861
Qiagen NV (c) (e)	288	6,129
Theravance Inc. (c) (e)	109	1,596
Valeant Pharmaceutical International (c) (e)	134	3,760
Vertex Pharmaceuticals Inc. (c) (e)	143	5,420
Warner Chilcott Plc (c)	153	3,308
Waters Corp. (c)	118	6,591
		122,464
INDUSTRIALS - 15.3%
A123 Systems Inc. (c) (e)	39	831
Alliant Techsystems Inc. (c) (e)	43	3,348
AMETEK Inc. (e)	301	10,508
Danaher Corp.	68	4,578
Fastenal Co. (e)	186	7,198
First Solar Inc. (c) (e)	13	1,987
Foster Wheeler AG (c)	131	4,180
Gardner Denver Inc. (c)	25	872
Goodrich Corp.	48	2,608
Harsco Corp.	99	3,506
Hertz Global Holdings Inc. (c)	485	5,253
IDEX Corp. (e)	235	6,568
Manpower Inc.	110	6,238
McDermott International Inc. (c)	339	8,567
MSC Industrial Direct Co. - Class A	91	3,966
Quanta Services Inc. (c)	214	4,736
Robert Half International Inc. (e)	301	7,531
Rockwell Collins Inc.	196	9,957
Roper Industries Inc.	236	12,031
Southwest Airlines Co.	480	4,608
SunPower Corp. - Class B (c) (e)	130	3,280
UTi Worldwide Inc.	166	2,404
		114,755
INFORMATION TECHNOLOGY - 23.9%
Altera Corp. (e)	365	7,486
Autodesk Inc. (c)	131	3,118
Cree Inc. (c) (e)	105	3,859
Dolby Laboratories Inc. - Class A (c) (e)	165	6,301
Electronic Arts Inc. (c) (e)	364	6,934
Factset Research Systems Inc. (e)	105	6,955
Fiserv Inc. (c) (e)	157	7,567
FLIR Systems Inc. (c) (e)	210	5,874
Global Payments Inc.	249	11,628
Intersil Corp. (e)	260	3,981
Itron Inc. (c) (e)	41	2,630
JDS Uniphase Corp. (c)	868	6,171
Juniper Networks Inc. (c) (e)	393	10,619
Marvell Technology Group Ltd. (c) (e)	471	7,625
McAfee Inc. (c)	196	8,583
MEMC Electronic Materials Inc. (c)	170	2,827
Microchip Technology Inc. (e)	235	6,228
Micros Systems Inc. (c) (e)	165	4,981
Palm Inc. (c) (e)	51	889
PMC - Sierra Inc. (c)	345	3,298
Red Hat Inc. (c)	292	8,071
Rovi Corp. (c)	117	3,931
SAIC Inc. (c)	471	8,261
Salesforce.com Inc. (c) (e)	103	5,864
Seagate Technology Inc.	284	4,320
Trimble Navigation Ltd. (c) (e)	164	3,921
Varian Semiconductor Equipment Associates Inc. (c) (e)	144	4,729
VeriSign Inc. (c)	183	4,335
Western Union Co.	576	10,898
Xilinx Inc. (e)	314	7,354
		179,238
MATERIALS - 2.1%
Agnico-Eagle Mines Ltd.	179	12,145
Franco-Nevada Corp.	138	3,626
		15,771
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (c)	223	8,117
Crown Castle International Corp. (c)	60	1,882
Leap Wireless International Inc. (c) (e)	91	1,778
		11,777
UTILITIES - 0.8%
Calpine Corp. (c)	524	6,035

Total Common Stocks (cost $635,216)		708,705

WARRANTS - 0.0%
Agnico-Eagle Mines Ltd. - Warrants (c)	6	186

Total Warrants (cost $30)		186

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	2,339	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,339)		-

SHORT TERM INVESTMENTS - 34.8%
Mutual Funds - 6.6%
JNL Money Market Fund, 0.11% (a) (h)	6,366	6,366
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)	42,768	42,768
		49,134
Securities Lending Collateral - 28.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	149,283	149,283
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	62,678	62,271
		211,554

Total Short Term Investments (cost $261,095)		260,688

Total Investments - 129.3% (cost $898,680)		969,579
Other Assets and Liabilities, Net - (29.3%)		(219,586)
Total Net Assets - 100%		$ 749,993

JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.5%
BCAP LLC Trust REMIC, 0.89%, 11/25/36 (i)	$ 183	$ 152
Capital One Multi-Asset Execution Trust, 4.95%, 09/15/12 (t) (v)	6,700	6,712
Chase Issuance Trust, 4.96%, 09/17/12	4,000	4,159
CS First Boston Mortgage Securities Corp. REMIC, 6.53%, 06/15/34	3,500	3,650
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 0.45%, 11/19/37 (i)	1,383	661
GreenPoint Mortgage Funding Trust REMIC, 0.43%, 09/25/46 (i)	2,378	1,119
Harborview Mortgage Loan Trust REMIC, 5.91%, 08/19/36 (i)	1,550	942
Harborview Mortgage Loan Trust REMIC, 0.44%, 08/21/36 (i)	2,333	1,105
HFC Home Equity Loan Asset Backed Certificates REMIC, 0.40%, 03/20/36 (i)	2,145	1,807
JPMorgan Mortgage Trust REMIC, 5.06%, 07/25/35 (i)	515	435
Mellon GSL Reinvestment Trust II (d) (f) (u)	698	-
Structured Adjustable Rate Mortgage Loan Trust REMIC, 6.00%, 11/25/37 (i)	2,222	1,213
Structured Asset Securities Corp. REMIC, 3.27%, 09/25/33 (i)	901	741
Thornburg Mortgage Securities Trust REMIC, 0.37%, 07/25/36 (i)	1,946	1,867
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.51%, 04/25/35 (i)	3,556	3,406

Total Non-U.S. Government Agency Asset-Backed Securities (cost $33,956)		27,969

CORPORATE BONDS AND NOTES - 42.6%
CONSUMER DISCRETIONARY - 0.6%
COX Communications Inc., 4.63%, 01/15/10	750	757
Rogers Cable Inc., 6.25%, 06/15/13	325	351
Rogers Cable Inc., 5.50%, 03/15/14	275	294
Time Warner Inc., 6.75%, 04/15/11	750	802
Time Warner Cable Inc., 5.40%, 07/02/12	425	454
		2,658
CONSUMER STAPLES - 1.8%
Anheuser-Busch InBev Worldwide Inc., 7.20%, 01/15/14 (e) (t) (v)	1,100	1,238
CVS/Caremark Corp., 1.80%, 09/10/10 (i)	825	834
General Mills Inc., 6.00%, 02/15/12	1,400	1,521
Kellogg Co., 6.60%, 04/01/11	1,200	1,286
Kroger Co., 6.75%, 04/15/12	625	687
Wal-Mart Stores Inc., 3.20%, 05/15/14	2,000	2,042
		7,608
ENERGY - 1.2%
Enterprise Products Operating LLC, 4.60%, 08/01/12	1,225	1,269
Enterprise Products Operating LP, 6.38%, 02/01/13	675	732
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,929
Williams Co. Inc., 6.38%, 10/01/10 (t) (v)	725	744
XTO Energy Inc., 5.90%, 08/01/12	600	648
		5,322
FINANCIALS - 33.8%
American General Finance Corp., 4.88%, 05/15/10	1,600	1,537
Amsouth Bank, 4.85%, 04/01/13	525	471
ANZ National International Ltd., 3.25%, 04/02/12	3,700	3,823
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,205
Bank of America Corp., 2.10%, 04/30/12 (e)	3,000	3,042
Bank of the West, 2.15%, 03/27/12	3,100	3,154
BB&T Corp., 3.85%; 07/27/12	1,850	1,908
Charles Schwab Corp., 4.95%, 06/01/14	850	896
Citigroup Funding Inc., 2.13%, 07/12/12	1,200	1,213
Citigroup Inc., 2.13%, 04/30/12 (e)	9,800	9,939
Citigroup Inc., 1.88%, 05/07/12	5,700	5,738
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,150	1,169
Dexia Credit Local, 2.38%, 09/23/11	3,900	3,953
FIH Erhvervsbank A/S, 2.45%, 08/17/12 (t) (v)	3,000	3,034
General Electric Capital Corp., 2.00%, 09/28/12	5,200	5,229
General Electric Capital Corp., 2.13%, 12/21/12	1,800	1,816
General Electric Capital Corp., 2.63%, 12/28/12	6,400	6,557
GMAC LLC, 2.20%, 12/19/12 (e)	3,500	3,537
Greater Bay Bancorp, 5.13%, 04/15/10	750	765
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,213
Japan Finance Corp. 2.00%, 06/24/11	1,600	1,620
John Deere Capital Corp., 1.05%, 06/10/11 (i)	1,800	1,811
John Deere Capital Corp., 2.88%, 06/19/12	3,150	3,255
JPMorgan Chase & Co., 7.00%, 11/15/09	1,215	1,223
JPMorgan Chase & Co., 6.95%, 08/10/12	2,429	2,704
Kreditanstalt fuer Wiederaufbau, 3.75%, 06/27/11	7,300	7,646
Kreditanstalt fuer Wiederaufbau, 4.75%, 05/15/12	4,500	4,859
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.25%, 10/29/10	2,000	2,039
Landwirtschaftliche Rentenbank, 3.13%, 06/15/11	3,300	3,414
Landwirtschaftliche Rentenbank, 1.88%, 09/24/12	4,100	4,098
Landwirtschaftliche Rentenbank, 4.13%, 07/15/13	2,600	2,740
LeasePlan Corp. NV, 3.00%, 05/07/12 (t) (v)	1,900	1,944
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	765
Merrill Lynch & Co. Inc., 0.70%, 07/25/11 (i)	1,250	1,217
Morgan Stanley, 5.05%, 01/21/11	1,925	1,991
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,147
NRW Bank, 5.38%, 07/19/10	4,000	4,254
PNC Funding Corp., 1.88%, 06/22/11	2,800	2,834
Rabobank Nederland NV, 4.20%, 05/13/14 (t) (v)	1,150	1,198
Royal Bank of Scotland Plc, 2.63%, 05/11/12 (t) (v)	5,200	5,277
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,000	2,010
Societe Financement de l'Economie Francaise, 1.50%, 10/29/10 (t) (v)	10,100	10,175
Societe Financement de l'Economie Francaise, 2.00%, 02/25/11 (t) (v)	1,900	1,928
Suncorp-Metway Ltd., 1.53%, 04/15/11 (i) (t) (v)	6,400	6,512
Wachovia Capital Trust III, 5.80% (callable at 100 beginning 03/15/11) (p)	425	293
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	750
WEA Finance LLC, 5.40%, 10/01/12 (t) (v)	550	565
Westpac Banking Corp., 3.25%, 12/16/11 (t) (v)	4,200	4,352
ZFS Finance USA Trust I, 6.15%, 12/15/65 (i) (t) (v)	500	450
		146,270
HEALTH CARE - 0.4%
Roche Holdings Inc., 4.50%, 03/01/12 (t) (v)	1,700	1,799
UnitedHealth Group Inc., 5.50%, 11/15/12	125	135
		1,934
INFORMATION TECHNOLOGY - 0.8%
Hewlett Packard Co., 2.25%, 05/27/11	2,500	2,547
Oracle Corp., 5.00%, 01/15/11	1,000	1,047
		3,594
TELECOMMUNICATION SERVICES - 2.9%
France Telecom SA, 7.75%, 03/01/11 (l)	1,200	1,299
Koninklijke KPN NV, 8.00%, 10/01/10	2,350	2,496
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	994
Telefonica Europe BV, 7.75%, 09/15/10	700	741
Verizon Wireless Capital LLC, 3.75%, 05/20/11 (t) (v)	3,625	3,740
Verizon Wireless Capital LLC, 5.55%, 02/01/14 (t) (v)	1,475	1,594
Vodafone Group Plc, 5.35%, 02/27/12	1,650	1,767
		12,631
UTILITIES - 1.1%
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	575	647
Commonwealth Edison Co., 4.74%, 08/15/10	1,150	1,176
Duke Energy Corp., 6.30%, 02/01/14	1,575	1,742
FirstEnergy Corp., 6.45%, 11/15/11	32	36
NiSource Finance Corp., 7.88%, 11/15/10	350	368
Progress Energy Inc., 6.05%, 03/15/14	875	960
		4,929

Total Corporate Bonds and Notes (cost $181,418)		184,946

GOVERNMENT AND AGENCY OBLIGATIONS - 43.4%
GOVERNMENT SECURITIES - 14.0%
Sovereign - 1.8%
Kommunalbanken AS, 5.13%, 05/30/12	7,400	7,964

Treasury Inflation Index Securities - 2.5%
U.S. Treasury Inflation Indexed Note, 0.88%, 04/15/10 (r)	8,864	8,869
U.S. Treasury Inflation Indexed Note, 1.88%, 07/05/13 (e) (r)	1,998	2,059
		10,928
U.S. Treasury Securities - 9.7%
U.S. Treasury Bond, 4.25%, 05/15/39	200	207
U.S. Treasury Note, 1.38%, 09/15/12 (e)	17,200	17,170
U.S. Treasury Note, 2.38%, 08/31/14	24,400	24,492
		41,869
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.4%
Federal Home Loan Bank - 2.7%
Federal Home Loan Bank, 3.25%, 03/11/11	11,200	11,607

Federal Home Loan Mortgage Corp. - 9.3%
Federal Home Loan Mortgage Corp., 2.05%, 03/09/11	6,100	6,140
Federal Home Loan Mortgage Corp., 1.75%, 07/27/11	3,900	3,928
Federal Home Loan Mortgage Corp., 2.13%, 03/23/12	3,400	3,463
Federal Home Loan Mortgage Corp., 1.75%, 06/15/12	2,100	2,111
Federal Home Loan Mortgage Corp., 4.00%, 02/01/14	21	22
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	29	30
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	122	125
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	35	36
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	32	33
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	24	25
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	27	28
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	39	40
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	38	39
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	22	23
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	29	30
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	17	17
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17	557	593
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17	450	477
Federal Home Loan Mortgage Corp., 5.00%, 11/01/17	1,118	1,186
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18	1,832	1,946
Federal Home Loan Mortgage Corp., 5.00%, 03/01/18	3,858	4,100
Federal Home Loan Mortgage Corp., 5.00%, 03/01/18	563	599
Federal Home Loan Mortgage Corp., 4.50%, 04/01/18	47	50
Federal Home Loan Mortgage Corp., 5.00%, 06/01/18	526	560
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	80	84
Federal Home Loan Mortgage Corp., 4.50%, 05/01/19	113	119
Federal Home Loan Mortgage Corp., 5.50%, 10/01/19	623	668
Federal Home Loan Mortgage Corp., 5.50%, 01/01/20	562	601
Federal Home Loan Mortgage Corp., 5.50%, 01/01/20	407	435
Federal Home Loan Mortgage Corp., 4.50%, 04/01/20	267	282
Federal Home Loan Mortgage Corp., 5.50%, 05/01/20	423	452
Federal Home Loan Mortgage Corp., 5.50%, 07/01/20	375	400
Federal Home Loan Mortgage Corp., 4.50%, 08/01/20	176	186
Federal Home Loan Mortgage Corp., 2.74%, 09/01/33 (i)	261	265
Federal Home Loan Mortgage Corp., 3.35%, 09/01/33 (i)	46	48
Federal Home Loan Mortgage Corp., 3.58%, 10/01/34 (i)	134	137
Federal Home Loan Mortgage Corp., 3.81%, 11/01/34 (i)	58	60
Federal Home Loan Mortgage Corp., 4.34%, 11/01/34 (i)	79	81
Federal Home Loan Mortgage Corp., 4.34%, 11/01/34 (i)	226	229
Federal Home Loan Mortgage Corp., 4.36%, 11/01/34 (i)	113	116
Federal Home Loan Mortgage Corp., 4.34%, 01/01/35 (i)	140	145
Federal Home Loan Mortgage Corp., 4.22%, 02/01/35 (i)	71	74
Federal Home Loan Mortgage Corp., 4.33%, 02/01/35 (i)	118	123
Federal Home Loan Mortgage Corp., 4.35%, 02/01/35 (i)	171	177
Federal Home Loan Mortgage Corp., 4.41%, 02/01/35 (i)	254	257
Federal Home Loan Mortgage Corp., 4.42%, 02/01/35 (i)	156	160
Federal Home Loan Mortgage Corp., 4.44%, 02/01/35 (i)	131	135
Federal Home Loan Mortgage Corp., 4.50%, 02/01/35 (i)	161	166
Federal Home Loan Mortgage Corp., 3.82%, 06/01/35 (i)	1,297	1,339
Federal Home Loan Mortgage Corp., 5.15%, 09/01/35 (i)	1,313	1,364
Federal Home Loan Mortgage Corp., 3.49%, 10/01/35 (i)	1,009	1,040
Federal Home Loan Mortgage Corp., 4.79%, 11/01/35 (i)	720	746
Federal Home Loan Mortgage Corp., 3.96%, 03/01/36 (i)	1,163	1,200
Federal Home Loan Mortgage Corp., 5.00%, 09/01/38	773	800
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 10/15/21	2,431	2,568
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%) (s) (u)	182	176
		40,234
Federal National Mortgage Association - 16.8%
Federal National Mortgage Association, 2.05%, 07/28/11	6,000	6,045
Federal National Mortgage Association, 5.50%, 01/01/17	58	62
Federal National Mortgage Association, 5.50%, 01/01/17	84	89
Federal National Mortgage Association, 5.50%, 01/01/17	129	138
Federal National Mortgage Association, 5.50%, 03/01/18	94	100
Federal National Mortgage Association, 5.50%, 12/01/18	483	516
Federal National Mortgage Association, 5.50%, 01/01/19	1,008	1,078
Federal National Mortgage Association, 5.50%, 05/01/19	518	554
Federal National Mortgage Association, 5.00%, 07/01/19	7,889	8,387
Federal National Mortgage Association, 5.00%, 12/01/19	6,173	6,558
Federal National Mortgage Association, 4.50%, 06/01/23	816	846
Federal National Mortgage Association, 4.61%, 03/01/33 (i)	10	11
Federal National Mortgage Association, 3.07%, 06/01/33 (i)	960	976
Federal National Mortgage Association, 4.64%, 06/01/33 (i)	106	109
Federal National Mortgage Association, 4.39%, 07/01/33 (i)	75	76
Federal National Mortgage Association, 3.38%, 09/01/33 (i)	8	8
Federal National Mortgage Association, 3.80%, 12/01/33 (i)	1,330	1,335
Federal National Mortgage Association, 4.37%, 12/01/33 (i)	8	8
Federal National Mortgage Association, 4.11%, 04/01/34 (f) (i)	9,700	10,002
Federal National Mortgage Association, 4.33%, 04/01/34 (i)	32	33
Federal National Mortgage Association, 4.00%, 10/01/34 (i)	43	44
Federal National Mortgage Association, 3.36%, 11/01/34 (i)	1,292	1,312
Federal National Mortgage Association, 4.35%, 11/01/34 (i)	353	364
Federal National Mortgage Association, 4.36%, 11/01/34 (i)	16	16
Federal National Mortgage Association, 4.50%, 12/01/34 (i)	150	155
Federal National Mortgage Association, 4.31%, 01/01/35 (i)	53	55
Federal National Mortgage Association, 4.46%, 01/01/35 (i)	190	196
Federal National Mortgage Association, 4.48%, 01/01/35 (i)	167	173
Federal National Mortgage Association, 4.54%, 01/01/35 (i)	212	219
Federal National Mortgage Association, 4.31%, 02/01/35 (i)	101	105
Federal National Mortgage Association, 4.41%, 02/01/35 (i)	488	501
Federal National Mortgage Association, 4.42%, 03/01/35 (i)	204	211
Federal National Mortgage Association, 2.82%, 04/01/35 (i)	1,154	1,147
Federal National Mortgage Association, 3.96%, 04/01/35 (i)	769	794
Federal National Mortgage Association, 4.69%, 04/01/35 (i)	297	307
Federal National Mortgage Association, 3.48%, 05/01/35 (i)	1,392	1,423
Federal National Mortgage Association, 3.65%, 05/01/35 (i)	704	719
Federal National Mortgage Association, 4.41%, 05/01/35 (i)	215	223
Federal National Mortgage Association, 3.07%, 06/01/35 (i)	1,152	1,168
Federal National Mortgage Association, 3.62%, 06/01/35 (i)	1,049	1,073
Federal National Mortgage Association, 4.89%, 07/01/35 (i)	1,185	1,230
Federal National Mortgage Association, 4.92%, 07/01/35 (i)	1,151	1,200
Federal National Mortgage Association, 2.82%, 08/01/35 (i)	1,489	1,490
Federal National Mortgage Association, 3.63%, 08/01/35 (i)	1,007	1,032
Federal National Mortgage Association, 3.79%, 11/01/35 (i)	1,135	1,181
Federal National Mortgage Association, 4.82%, 11/01/35 (i)	872	902
Federal National Mortgage Association, 4.96%, 02/01/36 (i)	896	929
Federal National Mortgage Association, 5.19%, 02/01/36 (i)	1,839	1,882
Federal National Mortgage Association, 3.59%, 03/01/36 (i)	1,181	1,217
Federal National Mortgage Association, 3.96%, 03/01/36 (i)	932	959
Federal National Mortgage Association REMIC, 5.00%, 08/25/19	9,115	9,695
Federal National Mortgage Association REMIC, 5.00%, 11/25/21	3,372	3,557
Federal National Mortgage Association REMIC, Interest Only, 2.70%, 08/25/35 (i) (s) (u)	20	-
Federal National Mortgage Association REMIC, 0.00%, 02/25/37 (0.00% until LIBOR reaches 7.25%) (i) (s) (u)	358	354
		72,764
Government National Mortgage Association - 0.6%
Government National Mortgage Association, 7.00%, 12/15/17	1,972	2,121
Government National Mortgage Association, 5.50%, 07/15/20	424	452
		2,573

Total Government and Agency Obligations (cost $185,120)		187,939

SHORT TERM INVESTMENTS - 14.4%
Mutual Funds - 6.7%
JNL Money Market Fund, 0.11% (a) (h)	8,888	8,888
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)	20,000	20,000
		28,888
Securities Lending Collateral - 7.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	20,945	20,945
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	12,613	12,531
		33,476

Total Short Term Investments (cost $62,446)		62,364

Total Investments - 106.9% (cost $462,940)		463,218
Other Assets and Liabilities, Net - (6.9%)		(30,082)
Total Net Assets - 100%		$ 433,136

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 16.3%
Bayerische Motoren Werke AG (e)	50	$ 2,411
Bed Bath & Beyond Inc. (c) (e)	229	8,585
Cablevision Systems Corp. - Class A	379	9,001
Discovery Communications Inc. - Class A (c) (e)	29	841
Discovery Communications Inc. - Class C (c)	324	8,434
DISH Network Corp. (c)	214	4,122
Fortune Brands Inc.	152	6,533
H&R Block Inc.	273	5,009
Harley-Davidson Inc. (e)	161	3,710
Home Depot Inc.	335	8,924
International Game Technology (e)	224	4,812
Kohl's Corp. (c)	144	8,187
Liberty Media Corp. - Capital (c)	193	4,027
Liberty Media Corp. - Entertainment - Class A (c)	46	1,422
MGM Mirage (c) (e)	378	4,551
Newell Rubbermaid Inc.	276	4,332
Sony Corp. - ADR (e)	101	2,935
Time Warner Cable Inc. (e)	160	6,894
Time Warner Inc. (e)	269	7,727
TJX Cos. Inc.	83	3,091
		105,548
CONSUMER STAPLES - 5.3%
Altria Group Inc.	190	3,391
Avon Products Inc.	117	3,987
Coca-Cola Co. (e)	44	2,352
Hershey Co. (e)	12	474
Kimberly-Clark Corp.	97	5,692
Kraft Foods Inc. - Class A	59	1,560
Philip Morris International Inc.	89	4,338
Procter & Gamble Co.	57	3,272
Sara Lee Corp.	368	4,098
Wal-Mart Stores Inc.	111	5,449
		34,613
ENERGY - 13.5%
Baker Hughes Inc. (e)	105	4,479
BJ Services Co.	321	6,237
Chevron Corp.	19	1,303
ConocoPhillips	58	2,597
Consol Energy Inc.	124	5,571
Exxon Mobil Corp.	86	5,900
Murphy Oil Corp.	135	7,743
Repsol YPF SA	87	2,359
Royal Dutch Shell Plc - ADR	175	10,008
Schlumberger Ltd.	146	8,702
Spectra Energy Corp. (e)	508	9,622
StatoilHydro ASA	258	5,809
StatoilHydro ASA - ADR	46	1,037
Sunoco Inc. (e)	185	5,249
Total SA - ADR	182	10,756
		87,372
FINANCIALS - 19.2%
AFLAC Inc.	105	4,466
American Express Co. (e)	262	8,882
Ameriprise Financial Inc.	200	7,248
AON Corp.	93	3,784
Bank of America Corp.	964	16,311
BB&T Corp. (e)	41	1,117
Berkshire Hathaway Inc. - Class A (c)	-	3,232
Citigroup Inc.	231	1,118
Fifth Third Bancorp	76	772
First Horizon National Corp. (c) (e)	496	6,555
Goldman Sachs Group Inc.	29	5,254
JPMorgan Chase & Co.	233	10,188
KeyCorp	744	4,833
Lazard Ltd. - Class A (e)	236	9,729
Marsh & McLennan Cos. Inc.	217	5,354
Morgan Stanley (e)	103	3,181
NYSE Euronext	28	809
PNC Financial Services Group Inc. (e)	27	1,288
SLM Corp. (c)	539	4,700
St. Joe Co. (c) (e)	281	8,183
State Street Corp.	110	5,760
SunTrust Banks Inc. (e)	98	2,212
U.S. Bancorp	165	3,596
Wells Fargo & Co.	83	2,339
Willis Group Holdings Ltd. (e)	114	3,203
		124,114
HEALTH CARE - 10.3%
Amgen Inc. (c)	129	7,770
Cardinal Health Inc.	148	3,966
CareFusion Corp. (c)	205	4,467
CIGNA Corp.	158	4,438
Covidien Plc	172	7,441
Johnson & Johnson	127	7,703
Medtronic Inc.	187	6,882
Merck & Co. Inc. (e)	139	4,397
Pfizer Inc.	283	4,684
Schering-Plough Corp.	120	3,375
WellPoint Inc. (c)	74	3,505
Wyeth	166	8,040
		66,668
INDUSTRIALS - 9.9%
3M Co. (e)	116	8,524
Deere & Co.	65	2,790
General Electric Co.	659	10,813
Honeywell International Inc.	91	3,362
Illinois Tool Works Inc. (e)	177	7,538
Raytheon Co.	71	3,406
Republic Services Inc. - Class A (e)	196	5,208
Southwest Airlines Co.	1,070	10,267
Tyco International Ltd.	139	4,800
Union Pacific Corp. (e)	85	4,960
Waste Management Inc. (e)	78	2,325
		63,993
INFORMATION TECHNOLOGY - 10.2%
Alcatel-Lucent - ADR (c)	917	4,118
Alcatel-Lucent (c)	228	1,019
Analog Devices Inc. (e)	196	5,392
Dell Inc. (c)	388	5,919
Electronic Arts Inc. (c)	87	1,650
Intel Corp.	53	1,033
International Business Machines Corp.	59	6,997
Juniper Networks Inc. (c)	68	1,827
Microsoft Corp.	528	13,670
Nokia Oyj - Class A - ADR (e)	71	1,030
Texas Instruments Inc.	370	8,765
Tyco Electronics Ltd.	297	6,606
Western Union Co.	441	8,344
		66,370
MATERIALS - 4.6%
Alcoa Inc.	230	3,011
EI Du Pont de Nemours & Co.	173	5,544
International Paper Co.	264	5,858
MeadWestvaco Corp. (e)	240	5,354
United States Steel Corp. (e)	42	1,867
Weyerhaeuser Co.	217	7,935
		29,569
TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc.	144	3,889
Qwest Communications International Inc. (e)	256	974
Sprint Nextel Corp. (c) (e)	1,052	4,153
Vodafone Group Plc	396	886
		9,902
UTILITIES - 3.7%
Entergy Corp.	103	8,186
NiSource Inc. (e)	243	3,370
NRG Energy Inc. (c)	229	6,456
Pinnacle West Capital Corp. (e)	177	5,809
		23,821

Total Common Stocks (cost $635,185)		611,970

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.7%
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (p)	37	4,428

TELECOMMUNICATION SERVICES - 0.1%
Lucent Technologies Capital Trust I, Convertible Preferred, 7.75%, 03/15/17	1	612

Total Preferred Stocks (cost $2,806)		5,040

INVESTMENT FUNDS - 1.3%
T. Rowe Price Institutional Floating Rate Fund, 0.30% (a) (h)	854	8,446

Total Investment Funds (cost $7,120)		8,446

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,103	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,103)		-

CORPORATE BONDS AND NOTES - 1.0%
CONSUMER DISCRETIONARY - 0.7%
CSC Holdings Inc., 8.50%, 04/15/14 (t) (u)	$ 625	656
Ford Motor Co., 4.25%, 12/15/36	1,082	1,097
International Game Technology, 3.25%, 05/01/14 (e) (t) (u)	777	1,019
MGM Mirage Inc., 10.38%, 05/15/14 (e) (t) (u)	175	187
MGM Mirage Inc., 11.13%, 11/15/17 (t) (u)	225	246
Newell Rubbermaid Inc., 5.50%, 03/15/14	651	1,286
		4,491
MATERIALS - 0.3%
Alcoa Inc., 5.25%, 03/15/14	622	1,368
Newmont Mining Corp., 1.63%, 07/15/17 (e)	535	625
United States Steel Corp. 4.00%, 05/15/14	327	520
		2,513

Total Corporate Bonds and Notes (cost $4,947)		7,004

SHORT TERM INVESTMENTS - 21.6%
Mutual Funds - 3.0%
JNL Money Market Fund, 0.11% (a) (h)	7,838	7,838
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)	11,756	11,756
		19,594
Securities Lending Collateral - 18.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	100,981	100,981
Securities Lending Liquidating Fund LLC, 0.48% (a) (h)	19,545	19,418
		120,399

Total Short Term Investments (cost $140,120)		139,993

Total Investments - 119.2% (cost $791,281)		772,453
Other Assets and Liabilities, Net - (19.2%)		(124,589)
Total Net Assets - 100%		$ 647,864

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
September 30, 2009

(a)	Investment in affiliate.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2009, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)	Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)	Security fair valued in good faith in accordance with the procedures established by JNL Series Trust's ("Trust") Board of Trustees ("Board"). Fair valued securities may be classified as Level 2 or
Level 3 for Financial Accounting Standards Board (“FASB”) Topic 820 "Fair Value Measurements and Disclosure" based on the applicable valuation inputs. See FASB Topic 820, "Fair Value
Measurements and Disclosures" in these Notes to the Schedules of Investments.
(g)	Investment purchased on a when-issued basis. As of September 30, 2009, the total cost of investments purchased on a when-issued basis was as follows: JNL/Goldman Sachs Core Plus Bond Fund,
$43,729; JNL/Mellon Capital Management Bond Index Fund, $14,195; JNL/PIMCO Real Return Fund, $96,496; JNL/PIMCO Total Return Bond Fund, $259,303; and JNL/Select Balanced Fund, $12,197.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2009.
(i)	Variable rate security. Rate stated was in effect as of September 30, 2009.
(j)	Zero coupon security. Rate stated was the effective yield as of September 30, 2009.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2009.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Swap agreements in the following funds were collateralized with cash as of September 30, 2009: JNL/Goldman Sachs Core Plus Bond Fund $69; and JNL/PIMCO Real Return Fund $1,374
(n)	All or a portion of the security or cash is segregated as collateral for securities sold short. Total value of segregated securities at September 30, 2009 was as follows: JNL/Credit Suisse Long/Short
Fund, $45,277; JNL/Franklin Templeton Mutual Shares Fund, $27,504.
(o)	All or a portion of the security or cash is pledged as collateral for open futures contracts. As of September 30, 2009 the value of collateral was as follows: JNL/Goldman Sachs Core .
Plus Bond Fund, $3,910; JNL/JPMorgan International Value Fund, $713; JNL/Mellon Capital Management S&P 500 Index Fund, $3,024; JNL/Mellon Capital Management S&P 400 MidCap
Index Fund, $705; JNL/Mellon Capital Management Small Cap Index Fund, $845; JNL/Mellon Capital Management International Index Fund, $1,065; JNL/PIMCO Real Return Fund $1,130;
and JNL/PIMCO Total Return Bond Fund, $4,537.
(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(s)	Security is restricted as to public resale. See Restricted Securities in these Notes to the Schedules of Investments.
(t)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(u)	Illiquid security. At September 30, 2009, the aggregate value of illiquid securities and percentage of net assets were as follows: JNL/AIM Global Real Estate Fund, $0 - 0.0%; JNL/Capital Guardian
Global Balanced Fund, $11,556 - 4.7%; JNL/Capital Guardian Global Diversified Research Fund, $1,287 - 0.5%; JNL/Capital Guardian International Small Cap Fund, $5,307 - 4.5%; JNL/Credit
Suisse Commodity Securities Fund, $17,814 - 3.6%; JNL/Franklin Templeton Income Fund, $28,382 - 4.5%; JNL/Franklin Templeton Mutual Shares Fund, $10,629 - 3.1%; JNL/Goldman Sachs
Core Plus Bond Fund, $32,730 - 4.6%; JNL/JPMorgan International Value Fund, $7,197 - 1.4%; JNL/JPMorgan MidCap Growth Fund, $367 - 0.3%; JNL/JPMorgan U.S. Government & Quality
Bond Fund, $6,686 - 1.0%; JNL/M&G Global Basics Fund, $553 - 3.0%; JNL/Mellon Capital Management International Index Fund, $2,026 - 0.3%; JNL/Oppenheimer Global Growth Fund, $2,214 - 0.9%;
JNL/PIMCO Real Return Fund, $1,417 - 0.1%; JNL/PIMCO Total Return Bond Fund, $22,651 - 1.1%; JNL/PPM America High Yield Bond Fund, $7,730 - 1.6%; JNL/Red Rocks Listed .
Private Equity Fund, $1,675 - 1.1%; JNL/T. Rowe Price Short-Term Bond Fund, $530 - 0.1%; and JNL/T. Rowe Price Value Fund, $2,108 - 0.3%. At September 30, 2009, the only illiquid security held by some Funds was Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at September 30, 2009 and these Funds are not listed in detail in this section.
(v)	Rule 144A or Section 4(2) liquid security, the Fund deemed this security to be liquid based on procedures approved by the Trust's Board. As of September 30, 2009, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/Capital Guardian Global Balanced Fund $149; JNL/Franklin Templeton Income Fund $80,152; JNL/Goldman Sachs Core Plus Bond
Fund $26,161; JNL/JPMorgan U.S. Government & Quality Bond Fund $4,708; JNL/Mellon Capital Management Bond Index Fund $1,410; JNL/PIMCO Real Return Fund $71,075;
JNL/PIMCO Total Return Bond Fund $161,572; JNL/PPM America High Yield Bond Fund $109,611; JNL/Select Balanced Fund $6,285; JNL/Select Money Market Fund $184,982; and
JNL/T. Rowe Price Short-Term Bond Fund $51,262.
(w)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

Currencies:
AUD - Australian Dollar	PEN - Peruvian Nuevo Sol	GDR - Global Depository Receipt
BRL - Brazilian Real	PHP - Philippine Peso	LIBOR - London Interbank Offered Rate
CAD - Canadian Dollar	RUB - Russian Ruble	MBIA - Municipal Bond Investors Assurance
CHF - Swiss Franc	SEK - Swedish Krona	MBS - Mortgage Backed Security
CLP - Chilean Peso	SGD - Singapore Dollar	NYS - New York Registered Shares
CNY - Chinese Yuan	TRY - New Turkish Lira	REIT - Real Estate Investment Trust .
COP - Colombian Peso	TWD - Taiwan Dollar	REMIC - Real Estate Mortgage Investment Conduit
DKK - Danish Krone	USD - United States Dollar	SPDR - Standard & Poor's Depository Receipt
EGP - Egyptian Pound	UYU - Uruguayan Peso	TBA - To Be Announced (Securities purchased on a when-issued basis)
EUR - European Currency Unit (Euro)	ZAR - South African Rand	virt-x - a crossborder Recognized Investment Exchange
GBP - British Pound		Euro-Bobl - debt instrument issued by the Federal Republic of Germany with
HKD - Hong Kong Dollar	Abbreviations:	a term of 4.5 to 5.5 years .
HUF - Hungarian Forint	"-" Amount rounds to less than one thousand.	Euro-Buxl - debt instrument issued by the Federal Republic of Germany with
IDR - Indonesian Rupiah	ABS - Asset Backed Security	a term of 24 to 35 years .
ILS- Israeli Shekel	ADR - American Depositary Receipt
INR - Indian Rupee	AMBAC - AMBAC Indemnity Corp.
JPY - Japanese Yen	ASX - Australian Stock Exchange
KRW - Korean Won	CPI - Consumer Price Index
MXN - Mexican Peso	ETF - Exchange-Traded Fund
MYR - Malaysian Ringgit	FGIC - Financial Guaranty Insurance Co.
NOK - Norwegian Krone	FSA - Financial Security Assurance Inc.
NZD - New Zealand Dollar	FTSE - Financial Times Stock Exchange

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Board and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds and the securities lending collateral funds are valued at the NAV per share determined as of the close of the NYSE on the valuation date. All securities in the JNL/Select Money Market Fund, as permitted by compliance with applicable provisions under Rule 2(a)-7 under the Investment Company Act of 1940 (“1940 Act”), as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Debt securities are generally valued by approved pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Commodity-linked structured notes are valued by the issuing counterparties under procedures approved by the Board.  Exchange traded options and futures contracts are valued at last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time.  In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.  Non-exchange traded derivatives such as options and swaps are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Under the procedures adopted by the Board, Jackson National Asset Management, LLC (“JNAM” or “Adviser”) may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of an investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Securities Loaned – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Funds’ securities lending agent negotiated lender fess and the Funds receive a fee equal to a percentage of the negotiated lender fees and the net income generated by the collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s market value of the securities loaned, marked to market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The Bank of New York Mellon (“BNY Mellon”) served as the securities lending agent for the Funds through August 28, 2009.  Prior to June 25, 2009, the Fund’s cash collateral was invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by BNY Mellon and approved by the Adviser.  During 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the same Delaware business trust. The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008 and the majority of the issuer’s assets were liquidated in December 2008.  Based on the plan of distribution approved by the receivers, proceeds to be received by  the Funds are not expected to be material.  As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II was fair valued at zero at September 30, 2009.  Each Fund paid BNY Mellon the amortized cost related to its investment in the Mellon GSL Reinvestment Trust II. The difference between the current value and the amortized cost of each Fund’s collateral investments in the Mellon GSL Reinvestment Trust II represents a loss that has been borne by the Fund.  The fair value and par value of the investment in Mellon GSL Reinvestment Trust II are reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

On April 10, 2009, the assets in the Mellon GSL DBT II Collateral Fund with a maturity of greater than one day were segregated into the BNY Mellon SL DBT II Liquidating Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by BNY Mellon and approved by the Adviser.  Each participant in the Mellon GSL DBT II Collateral Fund received units of the BNY Mellon SL DBT II Liquidating Fund based on their proportionate interest in Mellon GSL DBT II Collateral Fund as of the close of business on April 10, 2009.  As assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the Mellon GSL DBT II Collateral Fund and the participants’ ownership interests were transferred accordingly.  On June 25, 2009, each Fund’s investment in the Mellon GSL DBT II Collateral Fund was transferred to the BNY Mellon Securities Lending Overnight Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by BNY Mellon and approved by the Adviser.  From June 25 to August 28, 2009, as assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the BNY Mellon Securities Lending Overnight Fund.

On August 31, 2009, J.P. Morgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) began to provide securities lending services to the Trust and the Funds transitioned its securities lending program to JPM Chase.  In so doing, collateral supporting outstanding securities that had been held in the BNY Mellon Securities Lending Overnight Fund were redeemed in cash and cash proceeds invested in the newly organized Securities Lending Cash Collateral Fund LLC, a partnership sponsored by the Adviser.  Investments in BNY Mellon SL DBT II Liquidating Fund were redeemed in-kind and the assets were transferred to the newly organized Securities Lending Liquidating Fund LLC, a partnership sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds will be invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 act, it invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2(a)-7 under the 1940 Act.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

Securities Loaned (continued)
At September 30, 2009, the value of the Securities Lending Cash Collateral Fund LLC was $1.00 per unit and the value of the Securities Lending Liquidating Fund LLC was $0.9935 per unit.  Values were determined using methodologies consistent with those previously described in Security Valuation.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  The difference between the current value and the amortized cost of each Fund’s collateral investments in the Securities Lending Liquidating Fund LLC represents a potential loss to be realized by the Fund in the event the investments do not mature or are otherwise disposed of at a price less than par.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.

Fund Mergers and Sub-adviser and Fund Name Changes - On April 6, 2009, the following Fund mergers were effective: JNL/Mellon Capital Management S&P 500 Index Fund acquired JNL/Mellon Enhanced S&P 500 Stock Index Fund; JNL/Mellon Capital Management Small Cap Index Fund acquired JNL/Lazard Small Cap Equity Fund; JNL/S&P Disciplined Moderate Fund acquired JNL/S&P Moderate Retirement Strategy Fund; JNL/S&P Disciplined Moderate Growth Fund acquired JNL/S&P Moderate Growth Retirement Strategy Fund; and JNL/S&P Disciplined Growth Fund acquired JNL/S&P Growth Retirement Strategy Fund. On September 28, 2009, the following Fund mergers were effective:  JNL/Mellon Capital Management S&P 500 Index Fund acquired JNL/ PPM America Core Equity Fund; JNL/S&P Managed Moderate Fund acquired JNL/S&P Retirement Income Fund; JNL/S&P Managed Moderate Growth Fund acquired JNL/S&P Retirement 2015 Fund; and JNL/S&P Managed Growth Fund acquired JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund.

Effective September 28, 2009, the sub-adviser for JNL/Goldman Sachs Short Duration Bond Fund was changed from Goldman Sachs Asset Management, L.P. to T. Rowe Price Associates, Inc..  The name of the Fund was changed to JNL/T. Rowe Price Short-Term Bond Fund.  Additionally, on that same day, in connection with a strategy change for the JNL/Credit Suisse Global Natural Resources Fund, the name of the Fund was changed to JNL/Credit Suisse Commodity Securities Fund.

Fund Inceptions - On September 28, 2009, the JNL/Ivy Asset Strategy Fund and the JNL/Mellon Capital Management Global Alpha Fund each received a seed investment. These Funds did not commence investment activities until subsequent to September 30, 2009. Accordingly, no schedules of investments are included herein.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933.  The following table details restricted securities as well as including Rule 144A securities that have not been deemed liquid, held by the Funds at September 30, 2009.

			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets
JNL/Capital Guardian Global Balanced Fund
Abu Dhabi National Energy Co., 6.17%, 10/25/17	01/07/2008	$ 304	$ 302	0.1%
AES Panama SA, 6.35%, 12/12/16	01/04/2008	297	283	0.1
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	151	169	0.1
ASAT Holdings Ltd. 07/24/11	01/04/2008	-	-	-
ASAT Holdings Ltd., 13.00%	07/28/2006	1	-	-
Australia & New Zealand Banking Group Ltd.	05/29/2009	86	163	0.1
Barclays Plc	12/21/2006	696	957	0.4
BAT International Finance Plc, 8.13%, 11/15/13	03/03/2009	162	172	0.1
Charter Communications Operating LLC, 8.38%, 04/30/14		196	204	0.1
Companhia Brasileira de Meios de Pagamento	06/27/2009	148	188	0.1
DBS Bank Ltd. Singapore, 7.88%, 04/15/10	06/05/2008	153	155	0.1
Depfa ACS Bank, 3.25%, 02/15/12	06/04/2009	730	797	0.3
DLF Ltd.	02/19/2009	1,641	1,829	0.7
Epistar Corp. - GDR	09/18/2009	182	260	0.1
Evraz Group SA - GDR	07/10/2009	59	94	-
Evergreen Energy Inc., 8.00%, 08/01/12 .	07/25/2007	60	18	-
France Telecom SA, 7.50%, 03/14/11	11/28/2007	320	257	0.1
Gabonese Republic, 8.20%, 12/12/17	02/26/2008	210	207	0.1
Hypermarcas SA	07/16/2009	144	1,217	0.5
Indonesia Government Bond, 10.38%, 05/04/14	05/14/2009	226	244	0.1
Lafarge SA	11/28/2007	637	835	0.3
Liberty Mutual Group Inc., 7.50%, 08/15/36 .	08/06/2009	263	296	0.1
Orascom Construction Industries - GDR	12/12/2007	839	368	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/18/2009	419	445	0.2
Republic of Iraq, 5.80%, 01/15/28	05/19/2009	331	375	0.2
Russia Government International Bond, 7.50%, 03/31/30		168	182	0.1
Societe Generale, 5.75%, 04/20/16	08/07/2008	143	154	0.1
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	309	0.1
Sumitomo Mitsui Financial Group Inc.	11/28/2007	265	227	0.1
Tenet Healthcare Corp., 8.88%, 07/01/19	06/01/2009	191	211	0.1
UBS AG	07/19/2006	353	493	0.2
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17		148	145	-
		$ 9,822	$ 11,556	4.7%

JNL/Capital Guardian Global Diversified Research Fund
Sumitomo Mitsui Financial Group Inc.	12/26/2006	$ 1,510	$ 1,287	0.5%

JNL/Capital Guardian International Small Cap Fund
361 Degrees International Ltd.	06/25/2009	$ 324	$ 338	0.3%
BaWang International Group Holding Ltd.	06/29/2009	269	289	0.2
CapitaCommercial Trust	12/17/2008	538	685	0.6
CapitaMall Trust	10/14/2008	214	314	0.3
CC Land Holdings Ltd.	04/16/2009	656	855	0.7
Epistar Corp. - GDR	09/18/2009	130	186	0.2
Hypermarcas SA	04/18/2008	219	391	0.3
Liberty International Plc	05/26/2009	44	68	0.1
Olam International Ltd.	04/03/2008	812	907	0.7
Shaftesbury Plc	12/06/2007	343	378	0.3
		$ 3,549	$ 4,411	3.7%

JNL/Credit Suisse Commodity Securities Fund
BNP Paribas Commodity Linked Note, 0.15%, 11/26/10 (f) (j) (t) (u)		$ 5,000	$ 5,198	1.0%
Societe Generale Commodity Linked Note, 0.46%, 07/12/10 (f) (i) (t) (u)		13,000	12,616	2.6
		$18,000	$ 17,814	3.6%

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

Restricted Securities (continued)			Value
	Acquisition		End	Percent of
JNL/Franklin Templeton Mutual Shares Fund	Date	Cost	of Period	Net Assets
Cerberus Capital Management LP	08/06/2007	$ 2,221	$ 422	0.1%
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	148	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	148	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	390	74	-
Dana Corp., 6.50%, 03/01/09	02/04/2008	3	-	-
Dana Corp., 7.00%, 03/15/09	02/04/2008	6	-	-
Dana Corp., 5.85%, 01/15/15	04/23/2008	5	-	-
Harrah's Investment LP	01/16/2008	39	-	-
		$ 4,224	$ 792	0.2%

JNL/Goldman Sachs Core Plus Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$ 42	$ 3	-%
Anglo American Capital Plc, 9.38%, 04/08/19	08/04/2009	719	759	0.1
Axiohm Transaction Solutions Inc.	10/09/2001	153	-	-
CareFusion Corp., 6.38%, 08/01/19	07/15/2009	1,943	2,142	0.3
CIT Mortgage Loan Trust REMIC, 1.50%, 01/25/10 .	10/11/2007	700	252	-
CIT Mortgage Loan Trust REMIC, 1.70%, 09/25/24	10/11/2007	1,280	448	0.1
CIT Mortgage Loan Trust REMIC, 1.25%, 10/25/37	10/11/2007	1,272	1,030	0.1
Countrywide Home Equity Loan Trust REMIC, 0.44%, 05/15/36 .	03/29/2006	1,332	233	-
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21	09/04/2008	2,427	2,546	0.4
DirecTV Holdings LLC, 5.88%, 10/01/19	09/15/2009	819	820	0.1
Dolphin Energy Ltd., 5.89%, 06/15/19	07/24/2009	841	850	0.1
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,291	1,318	0.2
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	-	1	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%) .		20	19	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%) .		327	315	0.1
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%) .		242	235	-
Federal National Mortgage Association REMIC, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%) .		105	105	-
Federal National Mortgage Association REMIC, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%) .		134	134	-
FirstEnergy Solutions Corp., 6.05%, 08/15/21	08/05/2009	700	723	0.1
First Union National Bank Commercial Mortgage Trust - Interest Only REMIC, 0.83%, 05/17/32 .		109	100	-
GSMPS Mortgage Loan Trust, 0.48%, 02/25/35	12/10/2002	152	96	-
HCA Inc., 7.88%, 02/15/20	08/06/2009	492	502	0.1
Home Interior Gift Inc.	02/13/2006	184	5	-
Merit Securities Corp. REMIC, 1.75%, 09/28/32 .	12/10/2002	341	269	0.1
Qatar Telecom, 6.50%, 06/10/14	06/02/2009	765	841	0.1
Radnor Holdings Corp., 11.00%, 03/15/10	11/13/2003	126	-	-
Rainbow National Services LLC, 10.38%, 09/01/14	01/05/2005	84	84	-
Royal Bank Of Scotland Plc, 4.88%, 08/25/14	08/19/2009	1,843	1,878	0.3
Safety-Kleen Services Inc., 9.25%, 06/01/08	10/04/1999	397	-	-
Sail Net Interest Margin Notes, 7.75%, 04/27/33 .	05/23/2003	6	-	-
Sail Net Interest Margin Notes, 5.50%, 03/27/34 .	12/22/2004	45	-	-
Societe Financement de l'Economie Francaise, 2.88%, 09/22/14	09/16/2009	8,057	8,117	1.1
Station Casinos Inc., 6.50%, 02/01/14	02/19/2009	100	3	-
Station Casinos Inc., 6.88%, 03/01/16	05/03/2005	15	1	-
Station Casinos Inc., 7.75%, 08/15/16	12/13/2006	60	18	-
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17 Moody’s Rating Baa3)		648	397	0.1
WEA Finance LLC, 7.50%, 06/02/14	05/27/2009	470	512	0.1
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	994	0.1
		$29,466	$ 25,750	3.6%

JNL/JPMorgan MidCap Growth Fund
Apollo Global Management LLC	11/02/2007	$ 2,028	$ 367	0.3%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 03/11/32 .		$ 2,226	$ 2,329	0.4%
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34	10/09/2003	3,676	3,675	0.5
CompuCredit Acquired Portfolio Voltage Master Trust, 0.41%, 09/15/18 .	09/15/2006	728	532	0.1
		$ 6,630	$ 6,536	1.0

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

Restricted Securities (continued)			Value
	Acquisition		End	Percent of
JNL/PIMCO Total Return Bond Fund	Date	Cost	of Period	Net Assets
DG Funding Trust, 0.64% (callable at 10,000 beginning 12/31/09)	11/10/2003	$ 4,427	$ 3,558	0.2%

JNL/PPM America High Yield Bond Fund
Anglo American Capital Plc, 9.38%, 04/08/19	04/03/2009	$ 1,139	$ 1,384	0.3%
Applied Extrusion Technologies Inc. - Class B	05/05/2005	63	6	-
Axiohm Transaction Solutions Inc.	07/30/2001	127	-	-
Home Interior Gift Inc.	02/22/2006	174	4	-
L-3 Communications Corp., 5.20%, 10/15/19	09/30/2009	856	860	0.2
Manitoba Telecom Services Inc.	06/10/2005	-	16	-
Newsday Secured, Term Loan, 9.75%, 12/31/49	07/10/2008	800	845	0.2
Radnor Holdings Corp., 11.00%, 03/15/10	11/14/2003	100	-	-
Safety-Kleen Services Inc., 9.25%, 06/01/08	10/04/1999	132	1	-
Texas Competitive Electric Holdings Co. LLC, Term Loan B, 0.00%, 06/30/11	10/03/2008	3,412	3,171	0.6
Wolseley Plc, 5.32%, 11/17/20	08/31/2009	1,391	1,443	0.3
		$ 8,194	$ 7,730	1.6%

JNL/Red Rocks Listed Private Equity Fund
Prospect Capital Corp.	08/20/2009	$ 1,564	$ 1,675	1.1%

JNL/T. Rowe Price Short-Term Bond Fund
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%) .		$ 175	$ 176	-%
Federal National Mortgage Association REMIC, Interest Only, 2.70%, 08/25/35	07/06/2006	27	-	-
Federal National Mortgage Association REMIC, 0.00%, 02/25/37 (0.00% until LIBOR reaches 7.25%) .		332	354	0.1
		$ 534	$ 530	0.1%

JNL/T. Rowe Price Value Fund
CSC Holdings Inc., 8.50%, 04/15/14	01/09/2009	$ 563	$ 656	0.1%
International Game Technology, 3.25%, 05/01/14	05/07/2009	777	1,019	0.2
MGM Mirage Inc., 10.38%, 05/15/14	05/15/2009	170	187	-
MGM Mirage Inc., 11.13%, 11/15/17	05/15/2009	219	246	-
		$ 1,729	$ 2,108	0.3%

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a potion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked to market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments for the following Funds at September 30, 2009.

Unfunded
JNL/Franklin Templeton Mutual Shares Fund	Commitment
Lyondell Chemical Co., Term Loan, 13.00%, 12/15/09	$ 81
Realogy Corp., Term Loan, 5.35%, 10/10/13	665
746

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

Investments in Affiliates - During the period ended September 30, 2009, certain Funds invested in money market funds, which are managed by JNAM or an affiliate of the Funds.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  In addition, the Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the sub-adviser.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Funds LLC.  The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson National Life Insurance Co.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.  The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund invested in T. Rowe Price Reserves Investment Fund and JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund which are affiliates of each Fund’s sub-adviser.

The following table details each Fund's long-term investments in affiliates held at September 30, 2009.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 1,841	$ 1,061	$ 24	$ 32	$ (2)	$ 2,931
Prudential plc	698	334	-	40	-	1,556
T. Rowe Price Institutional Floating Rate Fund	-	7,120	-	277	-	8,446

The following table details cash management and securities lending collateral investments in affiliates held at September 30, 2009.  Dividend income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and not reflected in this table.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions for these investments during the period ended September 30, 2009.

						Securities Lending Cash		Securities Lending
	JNL Money Market Fund					Collateral Fund, LLC		Liquidating Fund, LLC
	Value	Amortized	Value		Value	Amortized	Value	Amortized	Value
	Beginning	Cost End	End	Dividend	Beginning	Cost End	End	Cost End	End
Fund	of Period	of Period	of Period	Income	of Period*	of Period	of Period	of Period	of Period
JNL/AIM International Growth Fund	$ 23,585	$ 28,084	$ 28,084	$ 89	$ 41,737	$ 29,739	$ 29,739	$ 15,694	$ 15,592
JNL/AIM Large Cap Growth Fund	22,106	18,696	18,696	74	14,056	127,776	127,776	5,584	5,548
JNL/AIM Global Real Estate Fund	2,774	6,360	6,360	12	30,808	58,616	58,616	16,175	16,070
JNL/AIM Small Cap Growth Fund	781	5,514	5,514	5	10,561	18,250	18,250	4,910	4,878
JNL/Capital Guardian Global Balanced Fund	4,282	6,959	6,959	15	37,998	30,506	30,506	12,805	12,722
JNL/Capital Guardian Global Diversified Research Fund	7,370	26,862	26,862	30	34,014	39,131	39,131	9,435	9,374
JNL/Capital Guardian International Small Cap Fund	4,061	10,883	10,883	15	7,218	13,629	13,629	2,792	2,774
JNL/Capital Guardian U.S. Growth Equity Fund	14,858	22,178	22,178	47	37,414	110,267	110,267	17,908	17,792
JNL/Credit Suisse Commodity Securities Fund	8,034	16,671	16,671	39	15,061	66,678	66,678	7,414	7,365
JNL/Credit Suisse Long/Short Fund	794	7,234	7,234	4	-	-	-	-	-
JNL/Eagle Core Equity Fund	3,368	5,192	5,192	15	-	19,977	19,977	-	-
JNL/Eagle SmallCap Equity Fund	7,399	6,315	6,315	13	46,266	29,383	29,383	17,716	17,600
JNL/Franklin Templeton Global Growth Fund	23,916	24,845	24,845	57	18,364	47,435	47,435	4,044	4,017
JNL/Franklin Templeton Income Fund	35,441	94,775	94,775	120	64,998	100,471	100,471	25,996	25,827
JNL/Franklin Templeton Mutual Shares Fund	27,085	32,467	32,467	93	-	56,531	56,531	-	-
JNL/Franklin Templeton Small Cap Value Fund	8,349	17,862	17,862	30	21,271	34,216	34,216	10,302	10,235
JNL/Goldman Sachs Core Plus Bond Fund	23,642	79,910	79,910	82	13,006	50,032	50,032	6,451	6,409
JNL/Goldman Sachs Emerging Markets Debt Fund	7,284	18,026	18,026	34	-	1,020	1,020	-	-
JNL/Goldman Sachs Mid Cap Value Fund	3,709	10,554	10,554	20	14,895	58,937	58,937	7,125	7,078
JNL/JPMorgan International Value Fund	15,189	13,070	13,070	26	40,422	53,370	53,370	14,153	14,061
JNL/JPMorgan MidCap Growth Fund	1,819	3,504	3,504	10	14,505	33,491	33,491	7,028	6,983
JNL/JPMorgan U.S. Government & Quality Bond Fund	116,255	42,634	42,634	193	98,892	28,203	28,203	53,243	52,897
JNL/Lazard Emerging Markets Fund	12,801	46,336	46,336	53	26,411	12,037	12,037	13,479	13,392
JNL/Lazard Mid Cap Equity Fund	4,367	6,902	6,902	13	22,791	25,910	25,910	7,221	7,174
JNL/M&G Global Basics Fund	199	-	-	1	-	2,662	2,662	-	-
JNL/M&G Global Leaders Fund	-	471	471	1	-	1,759	1,759	-	-
JNL/Mellon Capital Management European 30 Fund	4	203	203	-	-	1,451	1,451	-	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	3	393	393	-	-	2,582	2,582	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	15,973	30,743	30,743	41	33,738	141,682	141,682	19,160	19,035
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	9,083	6,803	6,803	16	73,845	90,572	90,572	28,884	28,696
JNL/Mellon Capital Management Small Cap Index Fund	8,174	10,861	10,861	15	62,038	86,162	86,162	39,956	39,697
JNL/Mellon Capital Management International Index Fund	10,184	12,994	12,994	26	51,649	79,247	79,247	21,085	20,948
JNL/Mellon Capital Management Bond Index Fund	11,087	24,881	24,881	32	94,577	96,923	96,923	48,622	48,305
JNL/Oppenheimer Global Growth Fund	4,300	7,012	7,012	14	28,389	45,673	45,673	10,398	10,331
JNL/PAM Asia ex-Japan Fund	177	1,984	1,984	3	1,164	6,266	6,266	481	478
JNL/PAM China-India Fund	1,001	11,237	11,237	6	2,077	18,896	18,896	578	574
JNL/PIMCO Real Return Fund	-	1,877	1,877	7	-	231,372	231,372	-	-
JNL/PIMCO Total Return Bond Fund	11,920	10,827	10,827	37	-	568,921	568,921	-	-
JNL/PPM America High Yield Bond Fund	28,972	32,003	32,003	81	35,263	93,754	93,754	14,346	14,253
JNL/PPM America Mid Cap Value Fund	27	257	257	1	-	3,463	3,463	-	-
JNL/PPM America Small Cap Value Fund	-	-	-	-	-	4,690	4,690	-	-
JNL/PPM America Value Equity Fund	531	489	489	2	5,457	18,821	18,821	2,696	2,678
JNL/Red Rocks Listed Private Equity Fund	1,104	9,864	9,864	6	-	5,440	5,440	-	-
JNL/S&P Competitive Advantage Fund	1,120	1,690	1,690	5	12,091	50,086	50,086	4,236	4,209
JNL/S&P Dividend Income & Growth Fund	1,240	1,323	1,323	3	12,161	48,297	48,297	5,103	5,070
JNL/S&P Intrinsic Value Fund	1,101	1,544	1,544	4	15,613	39,410	39,410	5,488	5,452

* At the beginning of the period, the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC were held in one investment, the Mellon GSL DBT II Collateral Fund.  See Securities Loaned note for further discussion of securities lending transactions during the period.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

						Securities Lending Cash		Securities Lending
	JNL Money Market Fund					Collateral Fund, LLC		Liquidating Fund, LLC
	Value	Amortized	Value		Value	Amortized	Value	Amortized	Value
	Beginning	Cost End	End	Dividend	Beginning	Cost End	End	Cost End	End
Fund	of Period	of Period	of Period	Income	of Period*	of Period	of Period	of Period	of Period
JNL/S&P Total Yield Fund	$ 1,373	$ 2,859	$ 2,859	$ 4	$ 27,845	$ 48,563	$ 48,563	$ 12,805	$ 12,722
JNL/Select Balanced Fund	4,183	28,185	28,185	97	51,546	100,474	100,474	22,241	22,096
JNL/Select Value Fund	20,121	26,032	26,032	62	7,097	120,784	120,784	3,659	3,635
JNL/T. Rowe Price Established Growth Fund	2,438	2,678	2,678	7	72,563	189,022	189,022	29,462	29,270
JNL/T. Rowe Price Mid-Cap Growth Fund	2,829	6,366	6,366	11	120,466	149,283	149,283	62,678	62,271
JNL/T. Rowe Price Short-Term Bond Fund	24,723	8,888	8,888	70	21,556	20,945	20,945	12,613	12,531
JNL/T. Rowe Price Value Fund	4,047	7,838	7,838	5	47,671	100,981	100,981	19,545	19,418

	T. Rowe Price Reserves Investment Fund
	Value	Amortized	Value
	Beginning	Cost End	End	Dividend
Fund	of Period	of Period	of Period	Income
JNL/T. Rowe Price Established Growth Fund	$ 17,918	$ 9,063	$ 9,063	$ 35
JNL/T. Rowe Price Mid-Cap Growth Fund	22,841	42,768	42,768	90
JNL/T. Rowe Price Short-Term Bond Fund	-	20,000	20,000	-
JNL/T. Rowe Price Value Fund	4,672	11,756	11,756	38

*At the beginning of the period, the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC were held in one investment, the Mellon GSL DBT II Collateral Fund.  See Securities Loaned note for further discussion of securities lending transactions during the period.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

FASB Topic 815,  “Derivatives and Hedging" – This topic includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may invest in credit linked notes in the normal course of pursuing its investment objectives.   Credit linked notes are debt securities embedded with credit default swaps.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference asset or basket of assets.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, the Fund will experience a delay in repayment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  In effect, the Fund will receive a higher yield in exchange for assuming the risk of a specified credit event.  The underlying entity and its credit rating, for each credit linked note, is presented parenthetically in the Schedules of Investments.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The market value of a forward foreign currency contact fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon delivery or receipt of the currency, realized gain or loss which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed is recorded.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may use futures contracts to manage its exposure to or hedge against changes in securities prices, interest rates and foreign currency rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the "initial margin".  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the "variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may buy and sell (“write”) call and put options on securities, futures, currencies and swaps (“swaptions”) to manage its exposure to or hedge against changes in securities prices, interest rates, foreign currencies and swap valuations or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Swaptions are illiquid investments.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current market value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price different from the current value.  There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Swap Agreements - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument.  Swap agreements are illiquid investments.  If a Fund transacts in swap agreements, they are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early terminate could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified to a specific swap agreement.

Swap agreements are marked to market daily and change in value is recorded by a Fund as unrealized gain or loss.  Swap premiums paid or received at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate.  These upfront payments are recorded as realized gain or loss upon termination or maturity of the swap.  A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain (loss).

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Funds’ financial statements.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates and that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements.  The credit risk associated with favorable contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

Credit Default Swap Agreements –- A Fund may be subject to credit and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of that particular swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.

A Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event.  Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Prepayments, principal pay downs, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.  A credit index is a basket of credit instruments or exposures designed to represent some part of the credit market as a whole.  These indices are made up of reference credits that are judged by a pool of dealers to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement.  As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2009 for which the Fund is the seller of protection are disclosed in these Notes to the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements - A Fund may be subject to interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into interest rate swap agreements to hedge against the risk that the value of its fixed rate bond investments will decrease as interest rates rise and to maintain its ability to generate income at prevailing market rates.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark; or basis swap, under which two parties can exchange variable interest rates based on different money markets.

A Fund's maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract's remaining life, to the extent this amount is positive.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
September 30, 2009

Schedule of Written Options (in thousands except contracts)
	Expiration	Exercise
	Date	Price	Contracts	Value
JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 3.00% fixed	11/23/2009	N/A	130	$ (40)
Put Swaption, 3 month LIBOR versus 3.75% fixed	11/23/2009	N/A	60	(3)
Put Swaption, 3 month LIBOR versus 3.75% fixed	11/23/2009	N/A	700	(4)
Put Swaption, 3 month LIBOR versus 3.75% fixed	11/23/2009	N/A	200	(10)
Put Swaption, 3 month LIBOR versus 4.00% fixed	11/23/2009	N/A	2,900	(38)
Put Swaption, 3 month LIBOR versus 4.00% fixed	11/23/2009	N/A	360	(47)
Put Swaption, 3 month LIBOR versus 4.35% fixed	11/23/2009	N/A	160	(3)
Put Swaption, 3 month LIBOR versus 4.35% fixed	11/23/2009	N/A	159	(3)
Put Swaption, 3 month LIBOR versus 5.37% fixed	09/20/2010	N/A	400	(29)
Put Swaption, 3 month LIBOR versus 5.50% fixed	08/31/2010	N/A	240	(81)
Put Swaption, 3 month LIBOR versus 6.00% fixed	08/31/2010	N/A	500	(17)
Put Swaption, 3 month LIBOR versus 6.00% fixed	08/31/2010	N/A	1,000	(33)
			6,809	$ (308)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 3.00% fixed	11/23/2009	N/A	270	$ (84)
Put Swaption, 3 month LIBOR versus 3.75% fixed	11/23/2009	N/A	50	(3)
Put Swaption, 3 month LIBOR versus 3.75% fixed	11/23/2009	N/A	690	(36)
Put Swaption, 3 month LIBOR versus 4.00% fixed	11/23/2009	N/A	8,700	(113)
Put Swaption, 3 month LIBOR versus 4.00% fixed	11/23/2009	N/A	680	(88)
Put Swaption, 3 month LIBOR versus 4.35% fixed	11/23/2009	N/A	1,370	(24)
Put Swaption, 3 month LIBOR versus 6.00% fixed	08/31/2010	N/A	1,790	(60)
Put Swaption, 3 month LIBOR versus 6.00% fixed	08/31/2010	N/A	3,700	(124)
Put Swaption, 3 month LIBOR versus 6.00% fixed	08/31/2010	N/A	400	(13)
Put Swaption, 3 month LIBOR versus 6.00% fixed	08/31/2010	N/A	30	(16)
U.S. 10-Year Treasury Note Future Call Option	11/20/2009	$121.00	37	(13)
U.S. 10-Year Treasury Note Future Put Option	11/20/2009	115.00	59	(23)
			17,776	$ (597)

Summary of Written Options (in thousands except contracts)
			Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2008			136	$ 22
Options written during the period			629	81
Options closed during the period			-	-
Options exercised during the period			-	-
Options expired during the period			(765)	(103)
Options outstanding at September 30, 2009			-	$ -

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2008			730	$ 539
Options written during the period			12,226	2,262
Options closed during the period			(2,235)	(396)
Options exercised during the period			-	-
Options expired during the period			(3,912)	(1,008)
Options outstanding at September 30, 2009			6,809	$ 1,397

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2008			2,028	$ 2,906
Options written during the period			18,142	3,529
Options closed during the period			(102)	(2,247)
Options exercised during the period			-	-
Options expired during the period			(2,292)	(1,300)
Options outstanding at September 30, 2009			17,776	$ 2,888

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
September 30, 2009

Schedule of Open Futures Contracts (in thousands except contracts)
					Unrealized						Unrealized
				Contracts	Appreciation/					Contracts	Appreciation/
			Expiration	Long/(Short)	(Depreciation)				Expiration	Long/(Short)	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund						JNL/PIMCO Real Return Fund
90-Day Eurodollar Future			November 2009	55	$ 6	90-Day British Pound Sterling Future			December 2009	104	$ 293
90-Day Eurodollar Future			December 2009	77	165	90-Day British Pound Sterling Future			June 2010	67	76
90-Day Eurodollar Future			March 2010	52	64	90-Day Eurodollar Future			December 2009	170	189
90-Day Eurodollar Future			September 2010	(9)	(1)	90-Day Eurodollar Future			March 2010	573	596
Euro-Bobl Future			December 2009	(59)	(28)	90-Day Eurodollar Future			June 2010	296	285
Euro-Bund Future			December 2009	70	66	3-Month Euro Euribor Future			June 2010	29	51
Japanese Bond Future, 10-Year			December 2009	(28)	(198)	3-Month Euro Euribor Future			September 2010	128	148
U.K. Long Gilt Future			December 2009	(114)	(124)	3-Month Euro Euribor Future			December 2010	50	40
U.S. Treasury Note Future, 2-Year			December 2009	179	191						$ 1,678
U.S. Treasury Note Future, 5-Year			December 2009	180	113
U.S. Treasury Note Future, 10-Year			December 2009	25	31	JNL/PIMCO Total Return Bond Fund
U.S. Treasury Note Future, 20-Year			December 2009	352	901	90-Day British Pound Sterling Future			December 2009	19	$ 159
					$ 1,186	90-Day British Pound Sterling Future			March 2010	19	42
JNL/JPMorgan International Value Fund						90-Day British Pound Sterling Future			June 2010	40	61
Dow Jones Euro Stoxx 50 Index Future			December 2009	102	$ (8)	90-Day British Pound Sterling Future			September 2010	40	43
FTSE 100 Index Future			December 2009	36	(15)	90-Day British Pound Sterling Future			December 2010	40	29
Topix Index Future			December 2009	26	8	90-Day British Pound Sterling Future			March 2011	21	5
					$ (15)	90-Day Eurodollar Future			December 2009	1,388	4,228
						90-Day Eurodollar Future			March 2010	326	2,264
JNL/Mellon Capital Management S&P 500 Index Fund						90-Day Eurodollar Future			June 2010	246	451
S&P 500 E-Mini Index Future			December 2009	629	$ 405	90-Day Eurodollar Future			September 2010	70	142
						90-Day Eurodollar Future			December 2010	241	167
JNL/Mellon Capital Management S&P 400 MidCap Index Fund						3-Month Euro Euribor Future			December 2009	42	103
S&P MidCap 400 E-Mini Index Future			December 2009	111	$ (48)	3-Month Euro Euribor Future			March 2010	71	191
						U.S. Treasury Bond Future, 20-Year			December 2009	369	423
JNL/Mellon Capital Management Small Cap Index Fund						U.S. Treasury Note Future, 2-Year			December 2009	178	(6)
Russell 2000 Mini Index Future			December 2009	195	$ 196	U.S. Treasury Note Future, 5-Year			December 2009	232	363
						U.S. Treasury Note Future, 10-Year			December 2009	276	395
JNL/Mellon Capital Management International Index Fund											$ 9,060
Dow Jones Euro Stoxx 50 Index Future			December 2009	157	$ (46)
Financial Times Stock Exchange 100 Index Future			December 2009	46	(27)
S&P/ ASX 200 Index Future			December 2009	12	12
Topix Index Future			December 2009	36	(56)
					$ (117)

Summary of Open Forward Foreign Currency Contracts (in thousands)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund						JNL/Franklin Templeton Mutual Shares Fund (continued)
AUD/USD	10/09/2009	AUD	930	$ 820	$ 20	USD/DKK	10/23/2009	DKK	(148)	$ (29)	$ (2)
EUR/GBP	10/16/2009	GBP	(175)	(280)	13	USD/DKK	10/23/2009	DKK	(170)	(33)	(3)
EUR/GBP	10/21/2009	GBP	(550)	(879)	23	USD/DKK	10/23/2009	DKK	(209)	(41)	(4)
EUR/USD	10/19/2009	EUR	1,159	1,696	(4)	USD/DKK	10/23/2009	DKK	(430)	(84)	(10)
JPY/USD	10/16/2009	JPY	552,840	6,160	160	USD/DKK	10/23/2009	DKK	(400)	(79)	(8)
USD/EUR	10/05/2009	EUR	(1,200)	(1,756)	(48)	USD/DKK	10/23/2009	DKK	(73)	(14)	(1)
USD/EUR	10/19/2009	EUR	(1,743)	(2,551)	(5)	USD/DKK	10/23/2009	DKK	(330)	(65)	(6)
USD/EUR	10/01/2009	EUR	(12)	(17)	-	USD/DKK	10/23/2009	DKK	(500)	(98)	(9)
				$ 3,193	$ 159	USD/DKK	10/23/2009	DKK	(700)	(138)	(11)
						USD/DKK	10/23/2009	DKK	(560)	(110)	(5)
JNL/Franklin Templeton Mutual Shares Fund						USD/DKK	10/23/2009	DKK	(530)	(104)	(3)
AUD/USD	11/17/2009	AUD	24	$ 21	$ -	USD/DKK	10/23/2009	DKK	(1,100)	(216)	(3)
DKK/USD	10/23/2009	DKK	240	47	7	USD/DKK	10/23/2009	DKK	(348)	(68)	-
DKK/USD	10/23/2009	DKK	447	88	10	USD/EUR	10/13/2009	EUR	(26,461)	(38,719)	(1,309)
DKK/USD	10/23/2009	DKK	650	128	6	USD/EUR	10/13/2009	EUR	(96)	(140)	(4)
EUR/USD	10/13/2009	EUR	109	159	(1)	USD/EUR	10/13/2009	EUR	(97)	(141)	(3)
JPY/USD	10/20/2009	JPY	8,000	89	8	USD/EUR	10/13/2009	EUR	(163)	(238)	(6)
JPY/USD	10/20/2009	JPY	8,800	98	3	USD/EUR	10/13/2009	EUR	(71)	(104)	(3)
USD/AUD	11/17/2009	AUD	(813)	(714)	(20)	USD/EUR	10/13/2009	EUR	(464)	(680)	(2)
USD/CHF	05/10/2010	CHF	(3,100)	(2,997)	(78)	USD/EUR	10/13/2009	EUR	(3,120)	(4,565)	-
USD/CHF	05/10/2010	CHF	(3,154)	(3,050)	(79)	USD/EUR	10/13/2009	EUR	(1,510)	(2,210)	3
USD/CHF	05/10/2010	CHF	(105)	(102)	(4)	USD/EUR	10/13/2009	EUR	(400)	(585)	6
USD/CHF	05/10/2010	CHF	(989)	(957)	(23)	USD/GBP	11/12/2009	GBP	(12,950)	(20,690)	770
USD/CHF	05/10/2010	CHF	(113)	(109)	(3)	USD/GBP	11/12/2009	GBP	(166)	(266)	8
USD/CHF	05/10/2010	CHF	(131)	(126)	(2)	USD/GBP	11/12/2009	GBP	(93)	(148)	6
USD/CHF	05/10/2010	CHF	(226)	(218)	2	USD/GBP	11/12/2009	GBP	(169)	(270)	10
USD/CHF	05/10/2010	CHF	(130)	(126)	2	USD/GBP	11/12/2009	GBP	(112)	(179)	6
USD/CHF	05/10/2010	CHF	(110)	(106)	1	USD/GBP	11/12/2009	GBP	(62)	(98)	1
USD/DKK	10/23/2009	DKK	(2,832)	(557)	(70)	USD/GBP	11/12/2009	GBP	(171)	(273)	5
USD/DKK	10/23/2009	DKK	(300)	(59)	(6)	USD/GBP	11/12/2009	GBP	(1,000)	(1,598)	69
USD/DKK	10/23/2009	DKK	(280)	(55)	(7)	USD/GBP	11/12/2009	GBP	(675)	(1,079)	49
USD/DKK	10/23/2009	DKK	(385)	(76)	(10)	USD/GBP	11/12/2009	GBP	(297)	(474)	17
USD/DKK	10/23/2009	DKK	(530)	(104)	(12)	USD/GBP	11/12/2009	GBP	(58)	(93)	3

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
September 30, 2009

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)						JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/GBP	11/12/2009	GBP	(331)	$ (529)	$ 9	USD/GBP	10/16/2009	GBP	(554)	$ (885)	$ 28
USD/GBP	11/12/2009	GBP	(93)	(149)	4	USD/JPY	12/16/2009	JPY	(996,094)	(11,104)	(479)
USD/GBP	11/12/2009	GBP	(75)	(119)	1	USD/NZD	12/16/2009	NZD	(2,505)	(1,799)	(115)
USD/GBP	11/12/2009	GBP	(168)	(268)	(1)					$ (18,436)	$ (71)
USD/JPY	10/20/2009	JPY	(123,023)	(1,371)	(126)
USD/JPY	10/20/2009	JPY	(5,500)	(61)	(3)	JNL/Goldman Sachs Emerging Markets Debt Fund
USD/JPY	10/20/2009	JPY	(10,000)	(111)	(6)	CLP/USD	01/19/2010	CLP	1,262,929	$ 2,319	$ (15)
USD/JPY	10/20/2009	JPY	(14,700)	(164)	(14)	CNY/USD	03/29/2010	CNY	14,971	2,193	(17)
USD/JPY	10/20/2009	JPY	(16,100)	(179)	(4)	CNY/USD	03/29/2010	CNY	774	113	(1)
USD/JPY	10/20/2009	JPY	(10,830)	(121)	(1)	ILS/USD	12/16/2009	ILS	3,062	814	7
USD/JPY	10/20/2009	JPY	(5,029)	(56)	-	INR/USD	01/19/2010	INR	272,876	5,625	(7)
USD/KRW	10/13/2009	KRW	(165,750)	(141)	(11)	INR/USD	01/19/2010	INR	26,103	538	(3)
USD/KRW	10/13/2009	KRW	(165,490)	(141)	(11)	KRW/USD	01/19/2010	KRW	13,098,252	11,164	304
USD/KRW	10/13/2009	KRW	(165,100)	(140)	(10)	KRW/USD	01/19/2010	KRW	572,390	488	7
USD/KRW	10/13/2009	KRW	(137,810)	(117)	(8)	MRY/USD	01/19/2010	MYR	7,935	2,284	10
USD/KRW	10/13/2009	KRW	(81,900)	(70)	(5)	PHP/USD	01/19/2010	PHP	70,000	1,462	3
USD/KRW	10/13/2009	KRW	(163,150)	(139)	(9)	RUB/USD	01/19/2010	RUB	59,760	1,938	27
USD/KRW	10/13/2009	KRW	(81,478)	(69)	(4)	SGD/USD	12/16/2009	SGD	2,913	2,068	45
USD/KRW	10/13/2009	KRW	(96,954)	(82)	(4)	SGD/USD	12/18/2009	SGD	161	115	1
USD/KRW	10/13/2009	KRW	(64,636)	(55)	(3)	SGD/USD	12/16/2009	SGD	510	362	1
USD/KRW	10/13/2009	KRW	(32,240)	(27)	(1)	TWD/USD	01/19/2010	TWD	183,244	5,795	77
USD/KRW	10/13/2009	KRW	(193,000)	(164)	(6)	TWD/USD	01/19/2010	TWD	13,451	425	4
USD/KRW	10/13/2009	KRW	(107,885)	(92)	(1)	USD/TWD	01/19/2010	TWD	(62,062)	(1,963)	(32)
USD/NOK	11/16/2009	NOK	(26,531)	(4,589)	(136)	USD/ZAR	10/21/2009	ZAR	(17,827)	(2,367)	24
USD/NOK	11/16/2009	NOK	(950)	(164)	(3)	ZAR/USD	10/21/2009	ZAR	8,837	1,173	(17)
USD/NOK	11/16/2009	NOK	(685)	(118)	(1)	ZAR/USD	10/21/2009	ZAR	8,990	1,193	(6)
USD/NOK	11/16/2009	NOK	(1,500)	(259)	(6)	ZAR/USD	10/01/2009	ZAR	8,956	1,192	(7)
USD/SGD	03/24/2010	SGD	(1,583)	(1,123)	(4)	ZAR/USD	10/01/2009	ZAR	13,485	1,795	(27)
USD/SGD	03/24/2010	SGD	(98)	(70)	-	ZAR/USD	10/01/2009	ZAR	13,482	1,795	(27)
				$ (93,043)	$ (1,079)	ZAR/USD	10/01/2009	ZAR	18,011	2,398	(27)
						ZAR/USD	10/01/2009	ZAR	128	17	-
JNL/Goldman Sachs Core Plus Bond Fund										$ 42,936	$ 324
AUD/CAD	12/16/2009	CAD	(948)	$ (885)	$ 1
AUD/EUR	12/16/2009	EUR	(1,201)	(1,757)	22	JNL/JPMorgan International Value Fund
AUD/NZD	12/16/2009	NZD	(2,417)	(1,736)	(10)	AUD/USD	11/27/2009	AUD	23,030	$ 20,217	$ 1,019
AUD/USD	12/16/2009	AUD	1,909	1,673	105	AUD/USD	11/27/2009	AUD	3,420	3,002	41
AUD/USD	12/16/2009	AUD	1,985	1,739	26	CHF/USD	11/27/2009	CHF	2,583	2,494	59
CAD/EUR	12/16/2009	EUR	(713)	(1,043)	2	CHF/USD	11/27/2009	CHF	4,824	4,659	(20)
CAD/EUR	12/16/2009	EUR	(958)	(1,402)	(13)	EUR/USD	11/27/2009	EUR	1,955	2,861	80
CAD/EUR	12/16/2009	EUR	(1,183)	(1,731)	12	EUR/USD	11/27/2009	EUR	2,131	3,118	(1)
CAD/EUR	12/16/2009	EUR	(604)	(884)	8	GBP/USD	11/27/2009	GBP	2,160	3,451	(114)
CAD/JPY	12/16/2009	JPY	(93,979)	(1,048)	(28)	GBP/USD	11/27/2009	GBP	3,481	5,561	3
EUR/AUD	12/16/2009	AUD	(2,062)	(1,807)	(61)	HKD/USD	11/27/2009	HKD	41,052	5,299	(2)
EUR/AUD	12/16/2009	AUD	(2,002)	(1,755)	(41)	HKD/USD	11/27/2009	HKD	37,156	4,796	-
EUR/CAD	12/16/2009	CAD	(1,904)	(1,779)	(41)	JPY/USD	11/27/2009	JPY	1,346,389	15,007	800
EUR/GBP	12/16/2009	GBP	(1,045)	(1,669)	46	JPY/USD	11/27/2009	JPY	330,301	3,682	147
EUR/GBP	12/16/2009	GBP	(1,600)	(2,556)	34	JPY/USD	11/27/2009	JPY	398,498	4,442	76
EUR/NOK	12/16/2009	NOK	(10,039)	(1,734)	(52)	JPY/USD	11/27/2009	JPY	522,988	5,829	95
EUR/NZD	12/16/2009	NZD	(2,429)	(1,744)	(19)	JPY/USD	11/27/2009	JPY	600,000	6,688	38
EUR/NZD	12/16/2009	NZD	(3,724)	(2,674)	(36)	NOK/USD	11/27/2009	NOK	18,194	3,145	117
EUR/SEK	12/16/2009	SEK	(12,006)	(1,724)	20	SEK/USD	11/27/2009	SEK	56,423	8,099	80
EUR/USD	12/16/2009	EUR	3,011	4,405	118	SGD/USD	11/30/2009	SGD	7,492	5,319	118
EUR/USD	10/13/2009	EUR	647	947	26	USD/CHF	11/27/2009	CHF	(16,478)	(15,912)	(375)
EUR/USD	12/16/2009	EUR	2,461	3,601	35	USD/CHF	11/27/2009	CHF	(2,531)	(2,444)	(2)
EUR/USD	12/16/2009	EUR	2,341	3,425	20	USD/EUR	11/27/2009	EUR	(8,220)	(12,028)	(276)
EUR/USD	12/16/2009	EUR	591	865	(8)	USD/EUR	11/27/2009	EUR	(4,243)	(6,208)	43
GBP/USD	12/16/2009	GBP	3,334	5,326	(71)	USD/EUR	11/27/2009	EUR	(1,938)	(2,836)	19
JPY/USD	12/16/2009	JPY	157,493	1,756	63	USD/EUR	11/27/2009	EUR	(2,045)	(2,992)	12
JPY/USD	12/16/2009	JPY	183,736	2,048	17	USD/GBP	11/27/2009	GBP	(7,382)	(11,794)	373
JPY/USD	12/16/2009	JPY	158,395	1,766	30	USD/GBP	11/27/2009	GBP	(2,406)	(3,843)	135
NOK/EUR	12/16/2009	EUR	(1,162)	(1,700)	34	USD/GBP	11/27/2009	GBP	(1,672)	(2,671)	90
NOK/USD	12/16/2009	NOK	15,421	2,664	22	USD/GBP	11/27/2009	GBP	(638)	(1,020)	20
NZD/EUR	12/16/2009	EUR	(592)	(866)	24	USD/HKD	11/27/2009	HKD	(6,845)	(884)	-
NZD/EUR	12/16/2009	EUR	(961)	(1,406)	(1)	USD/HKD	11/27/2009	HKD	(37,044)	(4,782)	-
NZD/USD	12/16/2009	NZD	9,767	7,015	403	USD/JPY	11/27/2009	JPY	(301,736)	(3,363)	(179)
SEK/EUR	12/16/2009	EUR	(581)	(850)	(10)	USD/JPY	11/27/2009	JPY	(263,566)	(2,938)	(125)
SEK/EUR	12/16/2009	EUR	(601)	(879)	(1)	USD/JPY	11/27/2009	JPY	(520,000)	(5,796)	(204)
SEK/USD	12/16/2009	SEK	23,380	3,357	45	USD/JPY	11/27/2009	JPY	(287,826)	(3,208)	(83)
USD/BRL	01/19/2010	BRL	(529)	(293)	(7)	USD/JPY	11/27/2009	JPY	(256,530)	(2,859)	(32)
USD/CHF	12/16/2009	CHF	(5,050)	(4,878)	(141)	USD/JPY	11/27/2009	JPY	(271,683)	(3,028)	(31)
USD/EUR	12/16/2009	EUR	(1,576)	(2,306)	(68)					$ 19,063	$ 1,921
USD/EUR	10/13/2009	EUR	(459)	(672)	(19)
USD/EUR	12/16/2009	EUR	(2,363)	(3,457)	9

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
September 30, 2009

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Mellon Capital Management International Index Fund						JNL/Oppenheimer Global Growth Fund
AUD/USD	12/16/2009	AUD	489	$ 428	$ 8	USD/INR	10/01/2009	INR	(463)	$ (10)	$ -
AUD/USD	12/16/2009	AUD	113	99	2	USD/INR	10/01/2009	INR	(272)	(6)	-
AUD/USD	12/16/2009	AUD	342	300	6					$ (16)	$ -
AUD/USD	12/16/2009	AUD	115	101	3
AUD/USD	12/16/2009	AUD	114	100	3	JNL/PIMCO Real Return Fund
AUD/USD	12/16/2009	AUD	228	200	3	BRL/USD	10/02/2009	BRL	670	$ 378	$ 25
AUD/USD	12/16/2009	AUD	118	104	1	CNY/USD	03/29/2010	CNY	3,148	461	(4)
AUD/USD	12/16/2009	AUD	117	103	3	CNY/USD	03/29/2010	CNY	3,271	479	(5)
AUD/USD	12/16/2009	AUD	235	206	2	CNY/USD	03/29/2010	CNY	5,250	769	(10)
AUD/USD	12/16/2009	AUD	234	205	2	CNY/USD	03/29/2010	CNY	2,187	320	(4)
AUD/USD	12/16/2009	AUD	119	104	1	CNY/USD	03/29/2010	CNY	29	4	-
AUD/USD	12/16/2009	AUD	118	104	2	CNY/USD	03/29/2010	CNY	460	67	(1)
AUD/USD	12/16/2009	AUD	234	205	3	CNY/USD	03/29/2010	CNY	4	1	-
EUR/USD	12/16/2009	EUR	1,918	2,806	11	CNY/USD	03/29/2010	CNY	12,339	1,807	(17)
EUR/USD	12/16/2009	EUR	84	122	-	CNY/USD	06/07/2010	CNY	9,366	1,372	(11)
EUR/USD	12/16/2009	EUR	282	412	2	GBP/USD	10/28/2009	GBP	313	500	(19)
EUR/USD	12/16/2009	EUR	789	1,154	2	JPY/USD	10/02/2009	JPY	71,663	798	4
EUR/USD	12/16/2009	EUR	311	456	2	KRW/USD	02/11/2010	KRW	1,929,760	1,646	46
EUR/USD	12/16/2009	EUR	225	329	1	KRW/USD	02/11/2010	KRW	2,211,490	1,887	37
EUR/USD	12/16/2009	EUR	367	537	(1)	KRW/USD	02/11/2010	KRW	2,203,350	1,880	30
EUR/USD	12/16/2009	EUR	229	335	(2)	MXN/USD	11/27/2009	MXN	54	4	-
EUR/USD	12/16/2009	EUR	257	410	(9)	MXN/USD	11/27/2009	MXN	419	31	-
EUR/USD	12/16/2009	EUR	490	717	(4)	MXN/USD	11/27/2009	MXN	47,647	3,503	3
EUR/USD	12/16/2009	EUR	144	211	-	MXN/USD	11/27/2009	MXN	27,311	2,008	8
EUR/USD	12/16/2009	EUR	629	921	(11)	PHP/USD	11/16/2009	PHP	4,779	100	-
EUR/USD	12/16/2009	EUR	775	1,133	(12)	USD/AUD	11/05/2009	AUD	(28)	(25)	-
EUR/USD	12/16/2009	EUR	460	672	(7)	USD/BRL	10/02/2009	BRL	(670)	(378)	(46)
EUR/USD	12/16/2009	EUR	339	497	(1)	USD/EUR	10/08/2009	EUR	(630)	(922)	(26)
EUR/USD	12/16/2009	EUR	893	1,307	7	USD/EUR	10/08/2009	EUR	(413)	(604)	(15)
GBP/USD	12/16/2009	GBP	667	1,065	(39)	USD/GBP	10/28/2009	GBP	(1,318)	(2,106)	91
GBP/USD	12/16/2009	GBP	50	79	(3)	USD/JPY	10/20/2009	JPY	(2,572,664)	(28,666)	(852)
GBP/USD	12/16/2009	GBP	200	320	(14)	USD/JPY	10/02/2009	JPY	(71,663)	(798)	2
GBP/USD	12/16/2009	GBP	399	638	(29)	USD/JPY	10/20/2009	JPY	(71,663)	(799)	(4)
GBP/USD	12/16/2009	GBP	100	160	(6)	USD/MXN	11/27/2009	MXN	(472)	(35)	(3)
GBP/USD	12/16/2009	GBP	100	160	(5)	USD/PHP	11/16/2009	PHP	(5,913)	(124)	(3)
GBP/USD	12/16/2009	GBP	251	400	(12)					$ (16,442)	$ (774)
GBP/USD	12/16/2009	GBP	153	244	(8)
GBP/USD	12/16/2009	GBP	103	164	(2)	JNL/PIMCO Total Return Bond Fund
GBP/USD	12/16/2009	GBP	357	571	(13)	AUD/USD	10/01/2009	AUD	2,864	$ 2,527	$ 143
GBP/USD	12/16/2009	GBP	461	736	(21)	AUD/USD	10/30/2009	AUD	2,864	2,520	27
GBP/USD	12/16/2009	GBP	204	326	(5)	BRL/USD	10/02/2009	BRL	17,221	9,721	1,322
GBP/USD	12/16/2009	GBP	152	242	-	BRL/USD	02/02/2010	BRL	17,221	9,519	570
GBP/USD	12/16/2009	GBP	513	820	3	CAD/USD	10/29/2009	CAD	2,062	1,926	11
JPY/USD	12/16/2009	JPY	279,907	3,120	61	CNY/USD	08/25/2010	CNY	19,617	2,873	(14)
JPY/USD	12/16/2009	JPY	9,430	105	3	CNY/USD	08/25/2010	CNY	80,820	11,837	(163)
JPY/USD	12/16/2009	JPY	28,110	313	6	EUR/USD	10/08/2009	EUR	257	376	9
JPY/USD	12/16/2009	JPY	66,675	743	9	KRW/USD	11/18/2009	KRW	448,904	382	21
JPY/USD	12/16/2009	JPY	18,900	211	3	KRW/USD	11/18/2009	KRW	448,156	381	19
JPY/USD	12/16/2009	JPY	37,200	415	8	KRW/USD	11/18/2009	KRW	327,978	279	5
JPY/USD	12/16/2009	JPY	27,810	310	3	PHP/USD	12/24/2010	PHP	2,900	60	(5)
JPY/USD	12/16/2009	JPY	27,720	309	5	PHP/USD	12/24/2010	PHP	2,900	60	-
JPY/USD	12/16/2009	JPY	37,320	416	7	SGD/USD	11/18/2009	SGD	521	370	9
JPY/USD	12/16/2009	JPY	18,690	208	6	USD/AUD	10/01/2009	AUD	(2,864)	(2,527)	(28)
JPY/USD	12/16/2009	JPY	56,070	625	9	USD/BRL	10/02/2009	BRL	(17,221)	(9,721)	(575)
JPY/USD	12/16/2009	JPY	56,070	625	11	USD/EUR	10/08/2009	EUR	(4,352)	(6,368)	(188)
JPY/USD	12/16/2009	JPY	46,725	521	5	USD/EUR	10/08/2009	EUR	(258)	(378)	(9)
JPY/USD	12/16/2009	JPY	28,410	317	2	USD/EUR	10/08/2009	EUR	(257)	(376)	(9)
JPY/USD	12/16/2009	JPY	90,050	1,004	5	USD/GBP	10/28/2009	GBP	(4,155)	(6,639)	287
USD/AUD	12/16/2009	AUD	(1,648)	(1,444)	(29)	USD/JPY	10/20/2009	JPY	(426)	(5)	-
USD/EUR	12/16/2009	EUR	(2,885)	(4,221)	43	USD/PHP	12/24/2010	PHP	(2,900)	(60)	-
USD/EUR	12/16/2009	EUR	(1,322)	(1,935)	2	USD/PHP	12/24/2010	PHP	(2,900)	(60)	5
USD/EUR	12/16/2009	EUR	(311)	(454)	-					$ 16,697	$ 1,437
USD/GBP	12/16/2009	GBP	(1,680)	(2,684)	69
USD/GBP	12/16/2009	GBP	(656)	(1,048)	5
USD/GBP	12/16/2009	GBP	(203)	(324)	(3)
USD/JPY	12/16/2009	JPY	(379,071)	(4,226)	(69)
USD/JPY	12/16/2009	JPY	(27,765)	(310)	1
				$ 12,799	$ 25

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
September 30, 2009

Summary of Interest Rate Swap Agreements (in thousands)

		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount4	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Bank of America N.A.	3-Month LIBOR	Receiving	3.25%	12/16/2016		12,800	$ (245)
	3-Month LIBOR	Receiving	3.25%	12/16/2016		1,200	(14)
	3-Month LIBOR	Paying	4.96%	08/13/2017		37,100	1,271
	3-Month LIBOR	Receiving	5.08%	08/13/2022		20,900	(1,211)
	3-Month LIBOR	Receiving	3.75%	12/16/2024		3,900	(220)
Credit Suisse International	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(4)
Deutsche Bank AG	3-Month LIBOR	Receiving	3.00%	12/16/2014		4,700	(52)
	3-Month LIBOR	Paying	4.57%	09/04/2017		17,700	304
	3-Month LIBOR	Receiving	3.50%	12/16/2019		3,600	(56)
	3-Month LIBOR	Receiving	4.71%	09/04/2022		10,400	(303)
	3-Month LIBOR	Receiving	3.75%	12/16/2024		1,500	(87)
	6-Month EURIBOR	Receiving	3.00%	12/16/2014	EUR	1,360	(45)
	KRW 3-month CD Rate	Paying	2.82%	01/28/2011	KRW	2,437,000	(21)
	KRW 3-month CD Rate	Paying	3.87%	06/12/2011	KRW	1,400,000	-
	KRW 3-month CD Rate	Paying	3.69%	06/26/2011	KRW	7,020,000	(21)
	KRW 3-month CD Rate	Paying	3.62%	07/06/2011	KRW	2,923,122	(5)
	KRW 3-month CD Rate	Paying	3.63%	07/07/2011	KRW	4,883,824	(8)
JPMorgan Chase Bank N.A	KRW 3-month CD Rate	Paying	3.66%	07/08/2011	KRW	2,322,820	(3)
JPMorgan Chase Bank N.A. London	KRW 3-month CD Rate	Paying	3.72%	06/22/2011	KRW	6,700,000	(14)
JPMorgan Chase Bank N.A. New York	3-Month LIBOR	Receiving	3.50%	12/16/2019		5,300	(165)
	3-Month LIBOR	Receiving	3.75%	12/16/2024		3,600	(201)
	3-Month LIBOR	Receiving	3.75%	12/16/2024		2,200	(133)
	KRW 3-month CD Rate	Paying	2.83%	01/28/2011	KRW	2,369,000	(21)
	KRW 3-month CD Rate	Paying	3.90%	06/15/2011	KRW	2,300,000	1
Royal Bank of Scotland	British Pound 6-Month LIBOR	Paying	3.50%	12/16/2014	GBP	3,780	101
							$ (1,152)

JNL/Goldman Sachs Emerging Markets Debt Fund
Citibank N.A.	KRW 3-month CD Rate	Paying	3.95%	08/26/2011	KRW	7,000,000	$ 5
	KRW 3-month CD Rate	Paying	4.08%	12/04/2013	KRW	1,900,000	(18)
Deutsche Bank AG	KRW 3-month CD Rate	Paying	3.40%	06/09/2011	KRW	6,000,000	(36)
	KRW 3-month CD Rate	Paying	3.61%	07/22/2011	KRW	2,180,000	(7)
							$ (56)

JNL/PIMCO Real Return Fund
Barclays Bank PLC	6-Month EURIBOR	Paying	5.00%	09/17/2010	EUR	2,900	$ 182
	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	(117)
Goldman Sachs Bank USA	6-Month EURIBOR	Paying	4.50%	03/18/2011	EUR	3,700	346
HSBC Bank USA, N.A.	6-Month LIBOR	Paying	5.00%	03/18/2014	GBP	500	58
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	9
Merrill Lynch Capital Services Inc.	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	44
	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	48
	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	117
UBS AG	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,000	4
							$ 691

JNL/PIMCO Total Return Bond Fund
Barclays Bank PLC	3-Month LIBOR	Paying	3.00%	02/04/2011		63,400	$ 2,619
	3-Month LIBOR	Paying	3.45%	08/11/2011		11,300	518
	Brazil Interbank Deposit Rate	Paying	10.60%	01/02/2012	BRL	1,500	(19)
	Brazil Interbank Deposit Rate	Paying	11.36%	01/04/2010	BRL	4,000	(30)
	Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,100	66
	Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,600	98
BNP Paribas Bank	6-Month EURIBOR	Paying	4.50%	03/18/2014	EUR	2,700	418
Credit Suisse International	3-Month LIBOR	Paying	3.00%	12/16/2011		74,900	464
Deutsche Bank AG	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	32,100	(248)
	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	1,800	(18)
	3-Month LIBOR	Paying	3.50%	06/24/2016		6,000	217
	6-Month Australian Bank Bill	Paying	5.00%	06/15/2013	AUD	2,100	(59)
	6-Month LIBOR	Paying	5.00%	03/18/2014	GBP	1,100	142
Goldman Sachs Bank USA	6-Month LIBOR	Paying	5.25%	03/18/2014	GBP	800	117
	6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	500	(22)
	6-Month LIBOR	Paying	6.00%	12/19/2009	GBP	1,600	51
	Brazil Interbank Deposit Rate	Paying	11.47%	01/04/2010	BRL	1,000	(6)
	Brazil Interbank Deposit Rate	Paying	10.84%	01/12/2012	BRL	12,900	(134)
HSBC Bank USA, N.A.	6-Month LIBOR	Paying	5.10%	09/15/2013	GBP	600	79
JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
September 30, 2009

Summary of Interest Rate Swap Agreements (in thousands) (continued)

		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount4	(Depreciation)

JNL/PIMCO Total Return Bond Fund (continued)

HSBC Bank USA, N.A.	6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	3,000	$ 348
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	8
	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	(17)
Merrill Lynch Capital Services Inc.	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	(12)
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	8
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	500	16
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	6
	Brazil Interbank Deposit Rate	Paying	12.95%	01/04/2010	BRL	1,400	17
	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	74
	Brazil Interbank Deposit Rate	Paying	11.43%	01/04/2010	BRL	2,600	(17)
Morgan Stanley Capital Services Inc.	3-Month LIBOR	Paying	3.00%	12/16/2010		53,600	32
	3-Month LIBOR	Paying	3.00%	12/16/2010		55,200	29
	3-Month LIBOR	Paying	4.00%	12/16/2019		8,200	498
	3-Month LIBOR	Paying	4.00%	12/16/2019		2,700	133
	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	15
	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	15
	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,800	17
	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,500	14
Royal Bank of Scotland PLC	3-Month LIBOR	Paying	3.15%	12/17/2010		138,400	5,031
	3-Month LIBOR	Paying	3.00%	02/04/2011		60,600	2,080
	3-Month LIBOR	Paying	4.00%	06/17/2011		12,200	446
	3-Month LIBOR	Paying	3.45%	08/05/2011		95,500	2,968
	3-Month LIBOR	Paying	3.60%	0707/2011		11,500	579
	6-Month LIBOR	Paying	5.25%	03/18/2014	GBP	1,900	279
UBS AG	6-Month Australian Bank Bill	Paying	4.25%	09/15/2011	AUD	15,500	(305)
	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	10
	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	10
	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	(95)
	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	(31)
							$ 16,409

Summary of Credit Default Swap Agreements (in thousands)
		Reference	Fixed				Unrealized
		Obligation	Received/	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Credit Rating 3	Pay Rate 6	Date	Amount4, 5	Value	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection 2
Deutsche Bank AG	CDX.IG.11	n/a	1.50%	12/20/2013	$ 10,000	$ (424)	$ (77)
Bank of America N.A.	CDX.IG.11	n/a	1.50%	12/20/2013	15,000	(74)	(115)
Deutsche Bank AG	CDX.IG.13	n/a	1.00%	12/20/2014	8,450	25	6
					$ 33,450	$ (473)	$ (186)

JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection 1
Deutsche Bank AG	American International Group Inc., 6.25%, 05/01/36	A3	5.00%	12/20/2013	$ (8,300)	$ (805)	$ 38
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.80%	09/20/2012	(100)	(4)	(4)
JPMorgan Chase Bank, N.A.	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.85%	09/20/2012	(100)	(4)	(4)
Morgan Stanley Capital Services Inc.	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.80%	09/20/2012	(200)	(8)	(7)
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	3.73%	12/20/2013	(6,600)	452	458
JPMorgan Chase Bank, N.A.	GMAC LLC, 6.88%, 08/28/12	Ca	5.40%	09/20/2012	(800)	(21)	(20)
JPMorgan Chase Bank, N.A.	GMAC LLC, 6.88%, 08/28/12	Ca	5.45%	09/20/2012	(800)	(20)	(19)
					$ (16,900)	$ (410)	$ 442

Credit default swap agreements - purchase protection 2
Goldman Sachs International	Alcoa Inc., 6.75%, 07/15/18	n/a	1.32%	09/20/2018	$ 2,000	$ 173	$ 172
Morgan Stanley Capital Services Inc.	American Electric Power, 5.25%, 06/01/15	n/a	0.47%	06/20/2015	500	-	-
Deutsche Bank AG	CDX.HY-12 5 Year Index	n/a	5.00%	06/20/2014	11,844	725	142
Deutsche Bank AG	CDX.IG-12 5 Year Index	n/a	1.00%	06/20/2014	8,400	36	(169)
Goldman Sachs International	CDX.IG-12 5 Year Index	n/a	1.00%	06/20/2014	14,200	61	(270)
Morgan Stanley Capital Services Inc.	CDX.IG-12 5 Year Index	n/a	1.00%	06/20/2014	14,600	63	(486)
JPMorgan Chase Bank, N.A.	Constellation Energy Group, 7.00%, 04/01/12	n/a	0.67%	06/20/2012	2,500	90	89
Citibank N.A.	GATX Corp., 5.80%, 03/01/16	n/a	1.07%	03/20/2016	1,000	26	26
Deutsche Bank AG	Genworth Financial, Inc., 6.12%, 05/22/18	n/a	0.98%	06/20/2018	800	173	173
Barclays Bank PLC	Genworth Financial, Inc., 6.52%, 05/22/18	n/a	0.96%	06/20/2018	500	109	109
BNP Paribas S.A.	International Lease Finance Corporation, 6.63%, 11/15/13	n/a	1.60%	12/20/2013	500	119	119
Deutsche Bank AG	Macy's Corp., 7.45%, 07/15/17	n/a	2.10%	09/20/2017	1,000	51	51
Deutsche Bank AG	Marsh & McLennan Companies, Inc., 5.75%, 09/15/15	n/a	0.60%	09/20/2015	1,000	(9)	(9)
JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
September 30, 2009

Summary of Credit Default Swap Agreements (in thousands) (continued)

		Reference	Fixed Rate				Unrealized
		Obligation	Received/	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Credit Rating 3	Paid 6	Date	Amount4, 5	Value	(Depreciation)
JNL/PIMCO Real Return Fund (continued)
Credit default swap agreements - purchase protection (continued) 2
Citibank N.A.	Omnicom Group, 5.90%, 04/15/16	n/a	0.94%	06/20/2016	$ 1,250	$ (22)	$ (22)
JPMorgan Chase Bank, N.A.	Pearson, 5.70%, 06/01/14	n/a	0.83%	06/20/2014	1,000	(16)	(16)
Morgan Stanley Capital Services Inc.	Prologis Trust, 5.50%, 03/01/13	n/a	1.32%	06/20/2018	900	95	94
Barclays Bank PLC	REXAM PLC, 6.75%, 06/01/13	n/a	1.45%	06/20/2013	700	(9)	(10)
Royal Bank of Scotland PLC	Simon Property Group LP, 5.75%, 12/01/15	n/a	1.01%	12/20/2015	500	12	12
Morgan Stanley Capital Services Inc.	Simon Property Group LP, 6.13%, 05/30/18	n/a	0.89%	06/20/2018	2,500	116	116
JPMorgan Chase Bank, N.A.	Waste Management Inc., 6.10%, 03/15/18	n/a	0.79%	03/20/2018	1,100	1	-
					$ 66,794	$ 1,794	$ 121

JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection 1
Citibank N.A.	CDX.HY-8 Index 35-100%	B3	0.36%	06/20/2012	$ (4,815)	$ (126)	$ (126)
Citibank N.A.	CDX.HY-8 Index 35-100%	B3	0.40%	06/20/2012	(963)	(24)	(24)
Deutsche Bank AG	CDX.IG-10 5 Year Index 30-100%	Baa2	0.53%	06/20/2013	(1,361)	16	16
Goldman Sachs International	CDX.IG-10 5 Year Index 30-100%	Baa2	0.46%	06/20/2013	(1,750)	16	16
Goldman Sachs International	CDX.IG-9 10 Year Index 30-100%	Baa2	0.55%	12/20/2017	(1,458)	20	20
Deutsche Bank AG	CDX.IG-9 5 Year Index 30-100%	Baa2	0.71%	12/20/2012	(7,195)	106	107
Merrill Lynch International	Federated Republic of Brazil, 12.25%, 03/06/30	Baa3	1.95%	04/20/2016	(100)	3	4
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	5.65%	09/20/2012	(500)	5	6
Goldman Sachs International	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.85%	09/20/2012	(200)	(7)	(7)
UBS AG	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	6.20%	09/20/2012	(2,600)	64	69
Morgan Stanley Capital Services Inc.	Gazprom, 8.63%, 04/28/34	Baa1	2.18%	02/20/2013	(700)	(10)	(8)
UBS AG	Gazprom, 8.63%, 04/28/34	Baa1	2.18%	02/20/2013	(1,000)	(14)	(12)
Deutsche Bank AG	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	5.00%	12/20/2009	(300)	2	-
Goldman Sachs International	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	8.00%	03/20/2011	(1,000)	93	95
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	5.00%	06/20/2011	(1,000)	56	102
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.80%	12/20/2013	(600)	66	67
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.33%	12/20/2013	(800)	73	74
Deutsche Bank AG	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.90%	12/20/2013	(1,100)	125	127
Goldman Sachs International	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.83%	12/20/2009	(200)	-	-
Merrill Lynch International	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.08%	12/20/2009	(1,400)	(1)	(1)
Citibank N.A.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.10%	03/20/2010	(200)	-	-
Citibank N.A.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.15%	03/20/2010	(100)	-	-
Goldman Sachs International	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.90%	12/20/2010	(300)	(2)	(2)
BNP Paribas Bank	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.78%	03/20/2011	(700)	(8)	(8)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.80%	06/20/2011	(3,700)	(55)	(54)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.50%	09/20/2011	(300)	(1)	(1)
Deutsche Bank AG	GMAC LLC, 6.88%, 08/28/12	Ca	4.00%	09/20/2012	(2,400)	(150)	(148)
Goldman Sachs International	GMAC LLC, 6.88%, 08/28/12	Ca	3.20%	09/20/2012	(100)	(8)	(8)
UBS AG	Republic of Korea, 4.25%, 06/01/13	A2	3.85%	12/20/2009	(1,000)	7	8
Morgan Stanley Capital Services Inc.	Republic of Panama, 8.88%, 09/30/27	Ba1	0.75%	01/20/2012	(200)	(1)	(1)
JPMorgan Chase Bank, N.A.	Republic of Panama, 8.88%, 09/30/27	Ba1	1.25%	01/20/2017	(200)	(4)	(3)
Credit Suisse International	Republic of Panama, 8.88%, 09/30/27	Ba1	1.20%	01/20/2017	(200)	(4)	(4)
Citibank N.A.	SLM Corp., 5.13%, 08/27/12	Ba1	4.85%	03/20/2013	(1,700)	(178)	(175)
JPMorgan Chase Bank, N.A.	United Mexican States, 7.50%, 04/08/33	Baa1	0.92%	03/20/2016	(500)	(20)	(20)
					$ (40,642)	$ 39	$ 109

1
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

2
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap agreeement and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3
Reference obligation credit ratings are provided for instances when a Fund has sold protection. Moody's Ratings are provided for instances when the underlying reference obligation consists of a single entity.  For instances when the underlying reference obligation consists of an index, the rating is calculated based on a weighted average of the index constituents' credit rating.

4	Notional amount is stated in USD unless otherwise noted.
5
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of that particular swap agreement.

6	If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

FASB Topic 820, “Fair Value Measurements and Disclosure” - This topic establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds or securities lending collateral funds valued at NAV.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, securities lending collateral valued at a price other than NAV, securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment.  Level 3 valuations include securities that are priced based on broker quotes, halted, restricted to resale due to market events or for which reliable quotes are not available.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as credit quality, credit ratings, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund's investments in securities and other financial instruments as of September 30, 2009 by valuation level.  Major security categories for which all securities are Level 1 values are aggregated and not disclosed by each security category in the table.  Security categories for these investments are detailed in each Fund's Schedule of Investments.  Major security categories for which securities are Level 2 or Level 3 valuations are disclosed by security category in the table and include all valuation levels in the security category.

	Assets as of September 30, 2009 by Level:				Liabilities as of September 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL Institutional Alt 20 Fund	$ 99,919	$ -	$ -	$ 99,919	$ -	$ -	$ -	$ -
JNL Institutional Alt 35 Fund	$ 163,235	$ -	$ -	$ 163,235	$ -	$ -	$ -	$ -
JNL Institutional Alt 50 Fund	$ 180,894	$ -	$ -	$ 180,894	$ -	$ -	$ -	$ -
JNL Institutional Alt 65 Fund	$ 116,065	$ -	$ -	$ 116,065	$ -	$ -	$ -	$ -
JNL/AIM International Growth Fund
Investments for which all valuations are Level 1	$ 321,151	$ -	$ -	$ 321,151	$ -	$ -	$ -	$ -
Short-Term Securities	57,823	15,592	-	73,415	-	-	-	-
Fund Total	$ 378,974	$ 15,592	$ -	$ 394,566	$ -	$ -	$ -	$ -
JNL/AIM Large Cap Growth Fund
Investments for which all valuations are Level 1	$ 495,895	$ -	$ -	$ 495,895	$ -	$ -	$ -	$ -
Common Stocks - Materials	8,698	21,005	-	29,703	-	-	-	-
Short-Term Securities	146,472	5,548	-	152,020	-	-	-	-
Fund Total	$ 651,065	$ 26,553	$ -	$ 677,618	$ -	$ -	$ -	$ -
JNL/AIM Global Real Estate Fund
Common Stocks - Financials	$ 267,241	$ -	$ 288	$ 267,529	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	129	-	129	-	-	-	-
Rights	-	2	-	2	-	-	-	-
Short-Term Securities	64,976	16,070	-	81,046	-	-	-	-
Fund Total	$ 332,217	$ 16,201	$ 288	$ 348,706	$ -	$ -	$ -	$ -
JNL/AIM Small Cap Growth Fund
Investments for which all valuations are Level 1	$ 78,425	$ -	$ -	$ 78,425	$ -	$ -	$ -	$ -
Short-Term Securities	23,764	4,878	-	28,642	-	-	-	-
Fund Total	$ 102,189	$ 4,878	$ -	$ 107,067	$ -	$ -	$ -	$ -
JNL/Capital Guardian Global Balanced Fund
Investments for which all valuations are Level 1	$ 99,251	$ -	$ -	$ 99,251	$ -	$ -	$ -	$ -
Common Stocks - Industrials	10,414	368	-	10,782	-	-	-	-
Common Stocks - Information Technology	22,762	-	285	23,047	-	-	-	-
Common Stocks - Materials	13,744	340	-	14,084	-	-	-	-
Common Stocks - Utilities	2,012	3	-	2,015	-	-	-	-
Corporate Bond and Notes	-	16,894	-	16,894	-	-	-	-
Foreign Government Securities	-	46,246	-	46,246	-	-	-	-
U.S. Government Securities	-	17,689	-	17,689	-	-	-	-
U.S. Government Agency MBS	-	8,612	-	8,612	-	-	-	-
Short-Term Securities	37,465	12,722	-	50,187	-	-	-	-
Fund Total	$ 185,647	$ 102,874	$ 286	$ 288,807	$ -	$ -	$ -	$ -
JNL/Capital Guardian Global Diversified Research Fund
Investments for which all valuations are Level 1	$ 233,337	$ -	$ -	$ 233,337	$ -	$ -	$ -	$ -
Common Stocks - Materials	17,565	926	-	18,491	-	-	-	-
Corporate Bond and Notes	-	275	-	275	-	-	-	-
Short-Term Securities	65,993	9,374	-	75,367	-	-	-	-
Fund Total	$ 316,895	$ 10,575	$ -	$ 327,470	$ -	$ -	$ -	$ -
JNL/Capital Guardian International Small Cap Fund
Investments for which all valuations are Level 1	$ 61,700	$ -	$ -	$ 61,700	$ -	$ -	$ -	$ -
Common Stocks - Consumer Discretionary	16,165	-	12	16,177	-	-	-	-
Common Stocks - Energy	1,803	453	-	2,256	-	-	-	-
Common Stocks - Information Technology	13,115	-	186	13,301	-	-	-	-
Common Stocks - Materials	13,605	208	-	13,813	-	-	-	-
Corporate Bond and Notes	-	102	-	102	-	-	-	-
Rights	-	-	76	76	-	-	-	-
Short-Term Securities	24,512	2,774	-	27,286	-	-	-	-
Fund Total	$ 130,900	$ 3,537	$ 274	$ 134,711	$ -	$ -	$ -	$ -
JNL/Capital Guardian U.S. Growth Equity Fund
Investments for which all valuations are Level 1	$ 323,292	$ -	$ -	$ 323,292	$ -	$ -	$ -	$ -
Common Stocks - Information Technology	113,031	3,817	-	116,848	-	-	-	-
Short-Term Securities	132,445	17,792	-	150,237	-	-	-	-
Fund Total	$ 568,768	$ 21,609	$ -	$ 590,377	$ -	$ -	$ -	$ -
JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

FASB Topic 820, "Fair Value Measurements and Disclosure" (continued)
	Assets as of September 30, 2009 by Level:				Liabilities as of September 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Credit Suisse Commodity Securities Fund
Investments for which all valuations are Level 1	$ 357,669	$ -	$ -	$ 357,669	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	-	17,814	17,814	-	-	-	-
Foreign Government Securities	-	-	19,794	19,794	-	-	-	-
U.S. Government Agency MBS	-	18,029	-	18,029	-	-	-	-
Short-Term Securities	83,349	73,599	-	156,948	-	-	-	-
Fund Total	$ 441,018	$ 91,628	$ 37,608	$ 570,254	$ -	$ -	$ -	$ -
JNL/Credit Suisse Long/Short Fund	$ 97,078	$ -	$ -	$ 97,078	$ (13,528)	$ -	$ -	$ (13,528)
JNL/Eagle Core Equity Fund	$ 94,933	$ -	$ -	$ 94,933	$ -	$ -	$ -	$ -
JNL/Eagle SmallCap Equity Fund
Investments for which all valuations are Level 1	$ 244,271	$ -	$ -	$ 244,271	$ -	$ -	$ -	$ -
Short-Term Securities	35,698	17,600	-	53,298	-	-	-	-
Fund Total	$ 279,969	$ 17,600	$ -	$ 297,569	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Founding Strategy Fund	$ 768,722	$ -	$ -	$ 768,722	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Global Growth Fund
Investments for which all valuations are Level 1	$ 310,376	$ -	$ -	$ 310,376	$ -	$ -	$ -	$ -
Short-Term Securities	72,280	4,017	-	76,297	-	-	-	-
Fund Total	$ 382,656	$ 4,017	$ -	$ 386,673	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Income Fund
Investments for which all valuations are Level 1	$ 158,797	$ -	$ -	$ 158,797	$ -	$ -	$ -	$ -
Preferred Stocks - Consumer Discretionary	-	337	-	337	-	-	-	-
Preferred Stocks - Energy	-	3,194	-	3,194	-	-	-	-
Preferred Stocks - Financials	948	21,925	-	22,873	-	-	-	-
Preferred Stocks - Health Care	-	-	2,050	2,050	-	-	-	-
Corporate Bond and Notes	-	351,941	-	351,941	-	-	-	-
Short-Term Securities	195,246	25,827	-	221,073	-	-	-	-
Fund Total	$ 354,991	$ 403,224	$ 2,050	$ 760,265	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Mutual Shares Fund
Investments for which all valuations are Level 1	$ 378,320	$ -	$ -	$ 378,320	$ (6,367)	$ -	$ -	$ (6,367)
Common Stocks - Consumer Discretionary	30,955	-	422	31,377	-	-	-	-
Corporate Bond and Notes*	-	13,367	370	13,737	-	-	-	-
Purchased Options	-	44	-	44	-	-	-	-
Fund Total	$ 409,275	$ 13,411	$ 792	$ 423,478	$ (6,367)	$ -	$ -	$ (6,367)
JNL/Franklin Templeton Small Cap Value Fund
Investments for which all valuations are Level 1	$ 139,022	$ -	$ -	$ 139,022	$ -	$ -	$ -	$ -
Short-Term Securities	52,078	10,235	-	62,313	-	-	-	-
Fund Total	$ 191,100	$ 10,235	$ -	$ 201,335	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Core Plus Bond Fund
Common Stocks - Consumer Discretionary	$ -	$ -	$ 5	$ 5	$ -	$ -	$ -	$ -
Common Stocks - Materials	-	-	4	4	-	-	-	-
Corporate Bond and Notes	-	218,473	8,572	227,045	-	-	-	-
Non-U.S. Government Agency ABS - Commercial	-	31,199	-	31,199	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	2,416	-	2,416	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	59,173	1,730	60,903	-	-	-	-
Foreign Government Securities	-	19,210	1,056	20,266	-	-	-	-
U.S. Government Securities	-	35,485	-	35,485	-	-	-	-
U.S. Government Agency MBS	-	292,649	-	292,649	-	(5,166)	-	(5,166)
Short-Term Securities	129,942	6,409	-	136,351	-	-	-	-
Fund Total	$ 129,942	$ 665,014	$ 11,367	$ 806,323	$ -	$ (5,166)	$ -	$ (5,166)
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$ -	$ 1,469	$ 8,821	$ 10,290	$ -	$ -	$ -	$ -
Foreign Government Securities	-	72,200	-	72,200	-	-	-	-
Short-Term Securities	19,046	20,997	2,163	42,206	-	-	-	-
Fund Total	$ 19,046	$ 94,666	$ 10,984	$ 124,696	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Mid Cap Value Fund
Investments for which all valuations are Level 1	$ 228,395	$ -	$ -	$ 228,395	$ -	$ -	$ -	$ -
Short-Term Securities	69,491	7,078	-	76,569	-	-	-	-
Fund Total	$ 297,886	$ 7,078	$ -	$ 304,964	$ -	$ -	$ -	$ -
JNL/JPMorgan International Value Fund
Investments for which all valuations are Level 1	$ 479,679	$ -	$ -	$ 479,679	$ -	$ -	$ -	$ -
Short-Term Securities	66,440	14,061	-	80,501	-	-	-	-
Fund Total	$ 546,119	$ 14,061	$ -	$ 560,180	$ -	$ -	$ -	$ -
JNL/JPMorgan MidCap Growth Fund
Investments for which all valuations are Level 1	$ 125,934	$ -	$ -	$ 125,934	$ -	$ -	$ -	$ -
Common Stocks - Financials	16,300	-	367	16,667	-	-	-	-
Short-Term Securities	36,995	6,983	-	43,978	-	-	-	-
Fund Total	$ 179,229	$ 6,983	$ 367	$ 186,579	$ -	$ -	$ -	$ -
JNL/JPMorgan U.S. Government & Quality Bond Fund
Corporate Bond and Notes	$ -	$ 6,766	$ -	$ 6,766	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	8,334	-	8,334	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	298	-	298	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	15,546	532	16,078	-	-	-	-
Foreign Government Securities	-	8,173	-	8,173	-	-	-	-
U.S. Government Securities	-	145,195	-	145,195	-	-	-	-
U.S. Government Agency MBS	-	431,535	-	431,535	-	-	-	-
Short-Term Securities	70,837	52,897	-	123,734	-	-	-	-
Fund Total	$ 70,837	$ 668,744	$ 532	$ 740,113	$ -	$ -	$ -	$ -

*
Includes the following Level 2 unfunded loan commitments which are not included in the Schedules of Investments: Realogy Corp., Term Loan, 5.35%, 10/10/13, value $540; and Lyondell Chemical Co., Term Loan, 13.00%, 12/15/09, value $85.  See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

FASB Topic 820, "Fair Value Measurements and Disclosure" (continued)
	Assets as of September 30, 2009 by Level:				Liabilities as of September 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Lazard Emerging Markets Fund
Investments for which all valuations are Level 1	$ 525,077	$ -	$ -	$ 525,077	$ -	$ -	$ -	$ -
Short-Term Securities	58,373	13,392	-	71,765	-	-	-	-
Fund Total	$ 583,450	$ 13,392	$ -	$ 596,842	$ -	$ -	$ -	$ -
JNL/Lazard Mid Cap Equity Fund
Investments for which all valuations are Level 1	$ 146,916	$ -	$ -	$ 146,916	$ -	$ -	$ -	$ -
Short-Term Securities	32,812	7,174	-	39,986	-	-	-	-
Fund Total	$ 179,728	$ 7,174	$ -	$ 186,902	$ -	$ -	$ -	$ -
JNL/M&G Global Basics Fund	$ 20,322	$ -	$ -	$ 20,322	$ -	$ -	$ -	$ -
JNL/M&G Global Leaders Fund	$ 15,053	$ -	$ -	$ 15,053	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management 10 X 10 Fund	$ 172,049	$ -	$ -	$ 172,049	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Index 5 Fund	$ 163,893	$ -	$ -	$ 163,893	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management European 30 Fund	$ 8,342	$ -	$ -	$ 8,342	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Pacific Rim 30 Fund	$ 14,700	$ -	$ -	$ 14,700	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 500 Index Fund
Investments for which all valuations are Level 1	$ 783,001	$ -	$ -	$ 783,001	$ -	$ -	$ -	$ -
Short-Term Securities	172,425	22,059	-	194,484	-	-	-	-
Fund Total	$ 955,426	$ 22,059	$ -	$ 977,485	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Investments for which all valuations are Level 1	$ 414,497	$ -	$ -	$ 414,497	$ -	$ -	$ -	$ -
Short-Term Securities	97,375	29,401	-	126,776	-	-	-	-
Fund Total	$ 511,872	$ 29,401	$ -	$ 541,273	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Small Cap Index Fund
Investments for which all valuations are Level 1	$ 428,565	$ -	$ -	$ 428,565	$ -	$ -	$ -	$ -
Rights	-	3	-	3	-	-	-	-
Short-Term Securities	97,023	40,542	-	137,565	-	-	-	-
Fund Total	$ 525,588	$ 40,545	$ -	$ 566,133	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Investments for which all valuations are Level 1	$ 463,925	$ -	$ -	$ 463,925	$ -	$ -	$ -	$ -
Common Stocks - Financials	167,227	24	-	167,251	-	-	-	-
Warrants	-	9	-	9	-	-	-	-
Short-Term Securities	92,241	22,013	-	114,254	-	-	-	-
Fund Total	$ 723,393	$ 22,046	$ -	$ 745,439	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Bond Index Fund
Corporate Bond and Notes	$ -	$ 138,656	$ -	$ 138,656	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	21,528	-	21,528	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	1,687	-	1,687	-	-	-	-
Foreign Government Securities	-	12,660	-	12,660	-	-	-	-
U.S. Government Securities	-	169,027	-	169,027	-	-	-	-
U.S. Government Agency MBS	-	285,136	-	285,136	-	-	-	-
Short-Term Securities	121,804	48,305	-	170,109	-	-	-	-
Fund Total	$ 121,804	$ 676,999	$ -	$ 798,803	$ -	$ -	$ -	$ -
JNL/Oppenheimer Global Growth Fund
Investments for which all valuations are Level 1	$ 247,922	$ -	$ -	$ 247,922	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	228	-	228	-	-	-	-
Rights	-	19	-	19	-	-	-	-
Short-Term Securities	52,685	10,331	-	63,016	-	-	-	-
Fund Total	$ 300,607	$ 10,578	$ -	$ 311,185	$ -	$ -	$ -	$ -
JNL/PAM Asia ex-Japan Fund
Investments for which all valuations are Level 1	$ 86,193	$ -	$ -	$ 86,193	$ -	$ -	$ -	$ -
Short-Term Securities	8,250	478	-	8,728	-	-	-	-
Fund Total	$ 94,443	$ 478	$ -	$ 94,921	$ -	$ -	$ -	$ -
JNL/PAM China-India Fund
Investments for which all valuations are Level 1	$ 135,877	$ -	$ -	$ 135,877	$ -	$ -	$ -	$ -
Common Stocks - Materials	11,302	-	187	11,489	-	-	-	-
Short-Term Securities	30,133	574	-	30,707	-	-	-	-
Fund Total	$ 177,312	$ 574	$ 187	$ 178,073	$ -	$ -	$ -	$ -
JNL/PIMCO Real Return Fund
Preferred Stocks - Financials	$ -	$ 446	$ -	$ 446	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	372,065	-	372,065	-	-	-	-
Non-U.S. Government Agency ABS - Commercial	-	16,582	-	16,582	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	8,279	-	8,279	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	107,365	6,999	114,364	-	-	-	-
Foreign Government Securities	-	40,368	-	40,368	-	-	-	-
U.S. Government Securities	-	917,173	-	917,173	-	(61,050)	-	(61,050)
U.S. Government Agency MBS	-	32,955	1,987	34,942	-	(3,485)	-	(3,485)
Short-Term Securities	233,249	49,008	-	282,257	-	-	-	-
Fund Total	$ 233,249	$ 1,544,241	$ 8,986	$ 1,786,476	$ -	$ (64,535)	$ -	$ (64,535)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

FASB Topic 820, "Fair Value Measurements and Disclosure" (continued)
	Assets as of September 30, 2009 by Level:				Liabilities as of September 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/PIMCO Total Return Bond Fund
Preferred Stocks - Consumer Discretionary	$ -	$ 461	$ -	$ 461	$ -	$ -	$ -	$ -
Preferred Stocks - Financials	505	3,558	-	4,063	-	-	-	-
Corporate Bond and Notes	-	657,760	-	657,760	-	-	-	-
Non-U.S. Government Agency ABS - Commercial	-	67,366	-	67,366	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	3,011	-	3,011	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	87,501	-	87,501	-	-	-	-
Foreign Government Securities	-	5,288	-	5,288	-	-	-	-
U.S. Government Securities	-	563,501	-	563,501	-	-	-	-
U.S. Government Agency MBS	-	815,248	184	815,432	-	-	-	-
Short-Term Securities	579,748	32,682	-	612,430	-	-	-	-
Fund Total	$ 580,253	$ 2,236,376	$ 184	$ 2,816,813	$ -	$ -	$ -	$ -
JNL/PPM America High Yield Bond Fund
Investments for which all valuations are Level 1	$ 6,872	$ -	$ -	$ 6,872	$ -	$ -	$ -	$ -
Common Stocks - Consumer Discretionary	-	-	4	4	-	-	-	-
Common Stocks - Materials	-	-	6	6	-	-	-	-
Preferred Stocks - Financials	349	1,141	-	1,490	-	-	-	-
Corporate Bond and Notes	-	432,397	3,781	436,178	-	-	-	-
Non-U.S. Government Agency ABS - Commercial	-	13,967	-	13,967	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	2,330	-	2,330	-	-	-	-
Short-Term Securities	125,757	14,253	-	140,010	-	-	-	-
Fund Total	$ 132,978	$ 464,088	$ 3,791	$ 600,857	$ -	$ -	$ -	$ -
JNL/PPM America Mid Cap Value Fund	$ 17,972	$ -	$ -	$ 17,972	$ -	$ -	$ -	$ -
JNL/PPM America Small Cap Value Fund	$ 20,421	$ -	$ -	$ 20,421	$ -	$ -	$ -	$ -
JNL/PPM America Value Equity Fund
Investments for which all valuations are Level 1	$ 86,148	$ -	$ -	$ 86,148	$ -	$ -	$ -	$ -
Short-Term Securities	19,310	2,678	-	21,988	-	-	-	-
Fund Total	$ 105,458	$ 2,678	$ -	$ 108,136	$ -	$ -	$ -	$ -
JNL/Red Rocks Listed Private Equity Fund
Investments for which all valuations are Level 1	$ 120,863	$ -	$ -	$ 120,863	$ -	$ -	$ -	$ -
Common Stocks - Investment Companies	26,564	6,454	1,675	34,693	-	-	-	-
Fund Total	$ 147,427	$ 6,454	$ 1,675	$ 155,556	$ -	$ -	$ -	$ -
JNL/S&P Managed Conservative Fund	$ 564,229	$ -	$ -	$ 564,229	$ -	$ -	$ -	$ -
JNL/S&P Managed Moderate Fund	$ 893,491	$ -	$ -	$ 893,491	$ -	$ -	$ -	$ -
JNL/S&P Managed Moderate Growth Fund	$ 1,542,834	$ -	$ -	$ 1,542,834	$ -	$ -	$ -	$ -
JNL/S&P Managed Growth Fund	$ 1,287,426	$ -	$ -	$ 1,287,426	$ -	$ -	$ -	$ -
JNL/S&P Managed Aggressive Growth Fund	$ 534,828	$ -	$ -	$ 534,828	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Moderate Fund	$ 130,565	$ -	$ -	$ 130,565	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Moderate Growth Fund	$ 165,250	$ -	$ -	$ 165,250	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Growth Fund	$ 66,445	$ -	$ -	$ 66,445	$ -	$ -	$ -	$ -
JNL/S&P Competitive Advantage Fund
Investments for which all valuations are Level 1	$ 225,641	$ -	$ -	$ 225,641	$ -	$ -	$ -	$ -
Short-Term Securities	51,776	4,209	-	55,985	-	-	-	-
Fund Total	$ 277,417	$ 4,209	$ -	$ 281,626	$ -	$ -	$ -	$ -
JNL/S&P Dividend Income & Growth Fund
Investments for which all valuations are Level 1	$ 185,846	$ -	$ -	$ 185,846	$ -	$ -	$ -	$ -
Short-Term Securities	49,620	5,070	-	54,690	-	-	-	-
Fund Total	$ 235,466	$ 5,070	$ -	$ 240,536	$ -	$ -	$ -	$ -
JNL/S&P Intrinsic Value Fund
Investments for which all valuations are Level 1	$ 215,186	$ -	$ -	$ 215,186	$ -	$ -	$ -	$ -
Short-Term Securities	40,954	5,452	-	46,406	-	-	-	-
Fund Total	$ 256,140	$ 5,452	$ -	$ 261,592	$ -	$ -	$ -	$ -
JNL/S&P Total Yield Fund
Investments for which all valuations are Level 1	$ 208,107	$ -	$ -	$ 208,107	$ -	$ -	$ -	$ -
Short-Term Securities	51,422	12,722	-	64,144	-	-	-	-
Fund Total	$ 259,529	$ 12,722	$ -	$ 272,251	$ -	$ -	$ -	$ -
JNL/S&P 4 Fund	$ 549,860	$ -	$ -	$ 549,860	$ -	$ -	$ -	$ -
JNL/Select Balanced Fund
Investments for which all valuations are Level 1	$ 374,450	$ -	$ -	$ 374,450	$ -	$ -	$ -	$ -
Common Stocks - Materials	16,131	2,522	-	18,653	-	-	-	-
Corporate Bond and Notes	-	63,590	-	63,590	-	-	-	-
Non-U.S. Government Agency ABS - Commercial	-	6,316	-	6,316	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	1,896	-	1,896	-	-	-	-
Foreign Government Securities	-	5,264	-	5,264	-	-	-	-
U.S. Government Securities	-	68,369	-	68,369	-	-	-	-
U.S. Government Agency MBS	-	79,130	-	79,130	-	-	-	-
Short-Term Securities	128,659	22,096	-	150,755	-	-	-	-
Fund Total	$ 519,240	$ 249,183	$ -	$ 768,423	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

FASB Topic 820, "Fair Value Measurements and Disclosure" (continued)
	Assets as of September 30, 2009 by Level:				Liabilities as of September 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Select Money Market Fund	$ 59	$ 1,182,823	$ -	$ 1,182,882	$ -	$ -	$ -	$ -
JNL/Select Value Fund
Investments for which all valuations are Level 1	$ 660,899	$ -	$ -	$ 660,899	$ -	$ -	$ -	$ -
Short-Term Securities	146,816	3,635	-	150,451	-	-	-	-
Fund Total	$ 807,715	$ 3,635	$ -	$ 811,350	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Established Growth Fund
Investments for which all valuations are Level 1	$ 796,941	$ -	$ -	$ 796,941	$ -	$ -	$ -	$ -
Short-Term Securities	200,763	29,270	-	230,033	-	-	-	-
Fund Total	$ 997,704	$ 29,270	$ -	$ 1,026,974	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Mid-Cap Growth Fund
Investments for which all valuations are Level 1	$ 708,891	$ -	$ -	$ 708,891	$ -	$ -	$ -	$ -
Short-Term Securities	198,417	62,271	-	260,688	-	-	-	-
Fund Total	$ 907,308	$ 62,271	$ -	$ 969,579	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Short-Term Bond Fund
Corporate Bond and Notes	$ -	$ 184,946	$ -	$ 184,946	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	3,650	-	3,650	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	1,807	-	1,807	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	22,512	-	22,512	-	-	-	-
Foreign Government Securities	-	7,964		7,964
U.S. Government Securities	-	52,797	-	52,797	-	-	-	-
U.S. Government Agency MBS	-	117,176	10,002	127,178	-	-	-	-
Short-Term Securities	49,833	12,531	-	62,364	-	-	-	-
Fund Total	$ 49,833	$ 403,383	$ 10,002	$ 463,218	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Value Fund
Investments for which all valuations are Level 1	$ 624,844	$ -	$ -	$ 624,844	$ -	$ -	$ -	$ -
Preferred Stocks - Telecommunication Services	-	612	-	612	-	-	-	-
Corporate Bond and Notes	-	7,004	-	7,004	-	-	-	-
Short-Term Securities	120,575	19,418	-	139,993	-	-	-	-
Fund Total	$ 745,419	$ 27,034	$ -	$ 772,453	$ -	$ -	$ -	$ -

	Assets as of September 30, 2009 by Level:				Liabilities as of September 30, 2009 by Level:
	Investments in Other Financial Instruments1				Investments in Other Financial Instruments1
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$ -	$ 216	$ -	$ 216	$ -	$ (57)	$ -	$ (57)
Fund Total	$ -	$ 216	$ -	$ 216	$ -	$ (57)	$ -	$ (57)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$ -	$ 1,006	$ -	$ 1,006	$ -	$ (2,085)	$ -	$ (2,085)
Fund Total	$ -	$ 1,006	$ -	$ 1,006	$ -	$ (2,085)	$ -	$ (2,085)
JNL/Goldman Sachs Core Plus Bond Fund
Open Future Contracts	$ 1,537	$ -	$ -	$ 1,537	$ (351)	$ -	$ -	$ (351)
Open Forward Foreign Currency Contracts	-	1,150	-	1,150	-	(1,221)	-	(1,221)
Interest Rate Swap Agreements	-	1,677	-	1,677	-	(2,829)	-	(2,829)
Credit Default Swap Agreements	-	25	-	25	-	(498)	-	(498)
Fund Total	$ 1,537	$ 2,852	$ -	$ 4,389	$ (351)	$ (4,548)	$ -	$ (4,899)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$ -	$ 510	$ -	$ 510	$ -	$ (186)	$ -	$ (186)
Interest Rate Swap Agreements	-	5	-	5	-	(61)	-	(61)
Fund Total	$ -	$ 515	$ -	$ 515	$ -	$ (247)	$ -	$ (247)
JNL/JPMorgan International Value Fund
Open Future Contracts	$ 8	$ -	$ -	$ 8	$ (23)	$ -	$ -	$ (23)
Open Forward Foreign Currency Contracts	-	3,365	-	3,365	-	(1,444)	-	(1,444)
Fund Total	$ 8	$ 3,365	$ -	$ 3,373	$ (23)	$ (1,444)	$ -	$ (1,467)
JNL/Mellon Capital Management S&P 500 Index Fund
Open Future Contracts	$ 405	$ -	$ -	$ 405	$ -	$ -	$ -	$ -
Fund Total	$ 405	$ -	$ -	$ 405	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (48)	$ -	$ -	$ (48)
Fund Total	$ -	$ -	$ -	$ -	$ (48)	$ -	$ -	$ (48)
JNL/Mellon Capital Management Small Cap Index Fund
Open Future Contracts	$ 196	$ -	$ -	$ 196	$ -	$ -	$ -	$ -
Fund Total	$ 196	$ -	$ -	$ 196	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Open Future Contracts	$ 12	$ -	$ -	$ 12	$ (129)	$ -	$ -	$ (129)
Open Forward Foreign Currency Contracts	-	330	-	330	-	(305)	-	(305)
Fund Total	$ 12	$ 330	$ -	$ 342	$ (129)	$ (305)	$ -	$ (434)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

FASB Topic 820, "Fair Value Measurements and Disclosure" (continued)
	Assets as of September 30, 2009 by Level:				Liabilities as of September 30, 2009 by Level:
	Investments in Other Financial Instruments1				Investments in Other Financial Instruments1
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/PIMCO Real Return Fund
Written Options	$ -	$ -	$ -	$ -	$ (308)	$ -	$ -	$ (308)
Open Future Contracts	1,678	-	-	1,678	-	-	-	-
Open Forward Foreign Currency Contracts	-	246	-	246	-	(1,020)	-	(1,020)
Interest Rate Swap Agreements	-	808	-	808	-	(117)	-	(117)
Credit Default Swap Agreements	-	1,599	-	1,599	-	(1,036)	-	(1,036)
Fund Total	$ 1,678	$ 2,653	$ -	$ 4,331	$ (308)	$ (2,173)	$ -	$ (2,481)
JNL/PIMCO Total Return Bond Fund
Written Options	$ -	$ -	$ -	$ -	$ (561)	$ (36)	$ -	$ (597)
Open Future Contracts	9,066	-	-	9,066	(6)	-	-	(6)
Open Forward Foreign Currency Contracts	-	2,428	-	2,428	-	(991)	-	(991)
Interest Rate Swap Agreements	-	17,422	-	17,422	-	(1,013)	-	(1,013)
Credit Default Swap Agreements	-	711	-	711	-	(602)	-	(602)
Fund Total	$ 9,066	$ 20,561	$ -	$ 29,627	$ (567)	$ (2,642)	$ -	$ (3,209)

1
Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to, forward foreign currency contracts, futures contracts, options written, and swap agreements.  All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at market value.

The following table is a reconciliation of Level 3 investments by category for which significant unobservable inputs were used to determine fair value:

								Change In Unrealized
		Transfers	Transfers	Total				Appreciation/Depreciation
	Balance at	into	Out of	Realized and			Balance at	during the Period
	Beginning of	Level 3 During	Level 3 During	Unrealized	Net	Net	End of	for Level 3 Investments
	Period	the Period	the Period	Gain/(Loss)	Purchases	(Sales)	Period	Held at End of Period
JNL/AIM Global Real Estate Fund
Common Stocks - Financials	$ -	$ -	$ -	$ (3)	$ 291	$ -	$ 288	$ (3)
Fund Total Investments in Securities	$ -	$ -	$ -	$ (3)	$ 291	$ -	$ 288	$ (3)
JNL/Capital Guardian Global Balanced Fund
Common Stocks - Financials	$ 145	$ -	$ (145)	$ -	$ -	$ -	$ -	$ -
Common Stocks - Information Technology	-	-	-	82	203	-	285	82
Foreign Government Securities	81	-	-	34	-	(115)	-	-
Fund Total Investments in Securities	$ 226	$ -	$ (145)	$ 116	$ 203	$ (115)	$ 285	$ 82
JNL/Capital Guardian Global Diversified Research Fund
Corporate Bond and Notes	$ 150	$ -	$ (150)	$ -	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 150	$ -	$ (150)	$ -	$ -	$ -	$ -	$ -
JNL/Capital Guardian International Small Cap Fund
Common Stocks - Consumer Discretionary	$ -	$ 12	$ -	$ -	$ -	$ -	$ 12	$ -
Common Stocks - Information Technology	-	-	-	56	130	-	186	56
Corporate Bond and Notes	65	-	(65)	-	-	-	-	-
Rights	-	-	-	76	-	-	76	76
Fund Total Investments in Securities	$ 65	$ 12	$ (65)	$ 56	$ 206	$ -	$ 274	$ 132
JNL/Credit Suisse Commodity Securities Fund
Corporate Bond and Notes	$ -	$ -	$ -	$ (186)	$ 18,000	$ -	$ 17,814	$ (186)
Foreign Government Securities	-	-	-	(206)	20,000	-	19,794	(206)
Fund Total Investments in Securities	$ -	$ -	$ -	$ (392)	$ 38,000	$ -	$ 37,608	$ (392)
JNL/Franklin Templeton Global Growth Fund
Common Stocks - Financials	$ 611	$ -	$ -	$ (183)	$ -	$ (428)	$ -	$ -
Fund Total Investments in Securities	$ 611	$ -	$ -	$ (183)	$ -	$ (428)	$ -	$ -
JNL/Franklin Templeton Income Fund
Preferred Stocks - Health Care	$ -	$ -	$ -	$ 50	$ 2,000	$ -	$ 2,050	$ 50
Corporate Bond and Notes	488	-	-	693	786	(1,967)	-	-
Fund Total Investments in Securities	$ 488	$ -	$ -	$ 743	$ 2,786	$ (1,967)	$ 2,050	$ 50
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks - Consumer Discretionary	$ 455	$ -	$ -	$ (33)	$ -	$ -	$ 422	$ (33)
Preferred Stocks - Consumer Discretionary	8	-	-	5	-	(13)	-	-
Corporate Bond and Notes	647	-	-	461	1	(739)	370	(21)
Fund Total Investments in Securities	$ 1,110	$ -	$ -	$ 433	$ 1	$ (752)	$ 792	$ (54)
JNL/Goldman Sachs Core Plus Bond Fund
Common Stocks - Consumer Discretionary	$ 5	$ -	$ -	$ -	$ -	$ -	$ 5	$ -
Common Stocks - Financials	2	-	-	(2)	-	-	-	-
Common Stocks - Materials	4	-	-	-	-	-	4	-
Corporate Bond and Notes	454	-	-	(74)	8,192	-	8,572	(74)
Non-U.S. Government Agency ABS - Other	2,037	-	-	315	-	(622)	1,730	144
Foreign Government Securities	-	-	-	1,242	1,782	(1,968)	1,056	403
Fund Total Investments in Securities	$ 2,502	$ -	$ -	$ 1,481	$ 9,974	$ (2,590)	$ 11,367	$ 473
Investments in Other Financial Instruments1
Interest Rate Swap Agreements	$ 177	$ -	$ -	$ (177)	$ -	$ -	$ -	$ -
Fund Total Investments in Other Financial Instruments	$ 177	$ -	$ -	$ (177)	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$ 2,697	$ -	$ (1,055)	$ 934	$ 6,921	$ (676)	$ 8,821	$ 952
Foreign Government Securities	3,617	-	(3,617)	-	-	-	-	-
Short-Term Securities	-	-	-	46	2,117	-	2,163	46
Fund Total Investments in Securities	$ 6,314	$ -	$ (4,672)	$ 980	$ 9,038	$ (676)	$ 10,984	$ 998
Investments in Other Financial Instruments1
Interest Rate Swap Agreements	$ 221	$ -	$ -	$ (221)	$ -	$ -	$ -	$ -
Fund Total Investments in Other Financial Instruments	$ 221	$ -	$ -	$ (221)	$ -	$ -	$ -	$ -
JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

FASB Topic 820, "Fair Value Measurements and Disclosure" (continued)									Change In Unrealized
		Transfers	Transfers	Total					Appreciation/Depreciation
	Balance at	into	Out of	Realized and				Balance at	during the Period
	Beginning of	Level 3 During	Level 3 During	Unrealized	Net		Net	End of	for Level 3 Investments
	Period	the Period	the Period	Gain/(Loss)	Purchases		(Sales)	Period	Held at End of Period
JNL/JPMorgan International Value Fund
Common Stocks - Telecommunication Services	$ 8,492	$ -	$ -	$ (2,381)	$ -		$ (6,111)	$ -	$ -
Fund Total Investments in Securities	$ 8,492	$ -	$ -	$ (2,381)	$ -		$ (6,111)	$ -	$ -
JNL/JPMorgan MidCap Growth Fund
Common Stocks - Financials	$ 73	$ -	$ -	$ 294	$ -		$ -	$ 367	$ 294
Fund Total Investments in Securities	$ 73	$ -	$ -	$ 294	$ -		$ -	$ 367	$ 294
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS - Other	$ 847	$ -	$ -	$ 98	$ -		$ (413)	$ 532	$ (2)
Fund Total Investments in Securities	$ 847	$ -	$ -	$ 98	$ -		$ (413)	$ 532	$ (2)
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks - Industrials	$ 121	$ -	$ (121)	$ -	$ -		$ -	$ -	$ -
Fund Total Investments in Securities	$ 121	$ -	$ (121)	$ -	$ -		$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Common Stocks - Consumer Discretionary	$ 182	$ -	$ (182)	$ -	$ -		$ -	$ -	$ -
Common Stocks - Financials	3,123	-	(3,123)	-	-		-	-	-
Common Stocks - Industrials	1,256	-	(1,256)	-	-		-	-	-
Common Stocks - Materials	231	-	(231)	-	-		-	-	-
Common Stocks - Telecommunication Services	1,301	-	(1,301)	-	-		-	-	-
Fund Total Investments in Securities	$ 6,093	$ -	$ (6,093)	$ -	$ -		$ -	$ -	$ -
JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency ABS - Commercial	$ 74	$ -	$ -	$ -	$ -		$ (74)	$ -	$ -
Fund Total Investments in Securities	$ 74	$ -	$ -	$ -	$ -		$ (74)	$ -	$ -
JNL/Oppenheimer Global Growth Fund
Common Stocks - Financials	$ 1,924	$ -	$ (1,924)	$ -	$ -		$ -	$ -	$ -
Fund Total Investments in Securities	$ 1,924	$ -	$ (1,924)	$ -	$ -		$ -	$ -	$ -
JNL/PAM China-India Fund
Common Stocks - Consumer Discretionary	$ 230	$ -	$ (230)	$ -	$ -		$ -	$ -	$ -
Common Stocks - Materials	-	-	-	(2)	189		-	187	(2)
Fund Total Investments in Securities	$ 230	$ -	$ (230)	$ (2)	$ 189		$ -	$ 187	$ (2)
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS - Other	$ -	$ -	$ -	$ (1)	$ 7,000		$ -	$ 6,999	$ (1)
Purchased Options	5	-	-	(5)	-		-	-	-
U.S. Government Agency MBS	-	1,785	-	202	-		-	1,987	202
Fund Total Investments in Securities	$ 5	$ 1,785	$ -	$ 196	$ 7,000		$ -	$ 8,986	$ 201
Investments in Other Financial Instruments1
Interest Rate Swap Agreements	$ (409)	$ -	$ 103	$ 306	$ -		$ -	$ -	$ -
Fund Total Investments in Other Financial Instruments	$ (409)	$ -	$ 103	$ 306	$ -		$ -	$ -	$ -
JNL/PIMCO Total Return Bond Fund
Purchased Options	$ 1,511	$ -	$ -	$ (1,511)	$ -		$ -	$ -	$ -
U.S. Government Agency MBS	188	-	-	(2)	-		(2)	184	(2)
Fund Total Investments in Securities	$ 1,699	$ -	$ -	$ (1,513)	$ -		$ (2)	$ 184	$ (2)
Investments in Other Financial Instruments1
Interest Rate Swap Agreements	$ (1,209)	$ -	$ 70	$ 1,139	$ -		$ -	$ -	$ -
Spread Lock Swap Agreements	102	-	-	(102)	-		-	-	-
Fund Total Investments in Other Financial Instruments	$ (1,107)	$ -	$ 70	$ 1,037	$ -	#	$ -	$ -	$ -
JNL/PPM America High Yield Bond Fund
Common Stocks - Consumer Discretionary	$ 4	$ -	$ -	$ -	$ -		$ -	$ 4	$ -
Common Stocks - Financials	1	-	-	(1)	-		-	-	-
Common Stocks - Materials	6	-	-	-	-		-	6	-
Corporate Bond and Notes	147	-	(147)	58	3,723		-	3,781	58
Fund Total Investments in Securities	$ 158	$ -	$ (147)	$ 57	$ 3,723		$ -	$ 3,791	$ 58
JNL/Red Rocks Listed Private Equity Fund
Common Stocks - Investment Companies	$ -	$ -	$ -	$ 111	$ 1,564		$ -	$ 1,675	$ 111
Fund Total Investments in Securities	$ -	$ -	$ -	$ 111	$ 1,564		$ -	$ 1,675	$ 111
JNL/Select Balanced Fund
Corporate Bond and Notes	$ 188	$ -	$ (188)	$ -	$ -		$ -	$ -	$ -
Fund Total Investments in Securities	$ 188	$ -	$ (188)	$ -	$ -		$ -	$ -	$ -
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks - Materials	$ 585	$ -	$ -	$ (237)	$ -		$ (348)	$ -	$ -
Warrants	116	-	-	(86)	-		(30)	-	-
Fund Total Investments in Securities	$ 701	$ -	$ -	$ (323)	$ -		$ (378)	$ -	$ -
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS - Other	$ 1,334	$ -	$ -	$ (40)	$ -		$ (1,294)	$ -	$ -
U.S. Government Agency MBS	-	-	-	-	10,002		-	10,002	-
Fund Total Investments in Securities	$ 1,334	$ -	$ -	$ (40)	$ 10,002		$ (1,294)	$ 10,002	$ -
JNL/T. Rowe Price Value Fund
Common Stocks - Financials	$ 1,203	$ -	$ -	$ 1,797	$ -		$ (3,000)	$ -	$ -
Fund Total Investments in Securities	$ 1,203	$ -	$ -	$ 1,797	$ -		$ (3,000)	$ -	$ -

1
Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to, forward foreign currency contracts, futures contracts,options written, and swap agreements.  All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at market value.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
September 30, 2009

Federal Income Tax Matters - As of September 30, 2009, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S federal income tax purposes were as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL Institutional Alt 20 Fund	$ 93,707	$ 6,289	$ (77)	$ 6,212
JNL Institutional Alt 35 Fund	149,991	13,396	(152)	13,244
JNL Institutional Alt 50 Fund	165,414	15,636	(156)	15,480
JNL Institutional Alt 65 Fund	106,354	9,810	(99)	9,711
JNL/AIM International Growth Fund	409,757	29,795	(44,986)	(15,191)
JNL/AIM Large Cap Growth Fund	638,896	63,308	(24,586)	38,722
JNL/AIM Global Real Estate Fund	320,699	46,393	(18,386)	28,007
JNL/AIM Small Cap Growth Fund	103,478	11,005	(7,416)	3,589
JNL/Capital Guardian Global Balanced Fund	275,753	26,477	(13,423)	13,054
JNL/Capital Guardian Global Diversified Research Fund	305,969	36,459	(14,958)	21,501
JNL/Capital Guardian International Small Cap Fund	130,983	18,831	(15,103)	3,728
JNL/Capital Guardian U.S. Growth Equity Fund	558,135	58,292	(26,050)	32,242
JNL/Credit Suisse Commodity Securities Fund	564,799	44,876	(39,421)	5,455
JNL/Credit Suisse Long/Short Fund	95,378	4,258	(2,558)	1,700
JNL/Eagle Core Equity Fund	94,411	8,333	(7,811)	522
JNL/Eagle SmallCap Equity Fund	269,378	48,917	(20,726)	28,191
JNL/Franklin Templeton Founding Strategy Fund	948,960	11,307	(191,545)	(180,238)
JNL/Franklin Templeton Global Growth Fund	446,586	24,362	(84,275)	(59,913)
JNL/Franklin Templeton Income Fund	832,351	39,836	(111,922)	(72,086)
JNL/Franklin Templeton Mutual Shares Fund	461,581	29,773	(67,876)	(38,103)
JNL/Franklin Templeton Small Cap Value Fund	206,856	20,977	(26,498)	(5,521)
JNL/Goldman Sachs Core Plus Bond Fund	830,538	23,080	(47,295)	(24,215)
JNL/Goldman Sachs Emerging Markets Debt Fund	118,152	7,018	(474)	6,544
JNL/Goldman Sachs Mid Cap Value Fund	289,786	30,576	(15,398)	15,178
JNL/JPMorgan International Value Fund	547,595	68,750	(56,165)	12,585
JNL/JPMorgan MidCap Growth Fund	178,918	21,453	(13,792)	7,661
JNL/JPMorgan U.S. Government & Quality Bond Fund	712,483	36,648	(9,018)	27,630
JNL/Lazard Emerging Markets Fund	524,594	94,420	(22,172)	72,248
JNL/Lazard Mid Cap Equity Fund	180,929	20,563	(14,590)	5,973
JNL/M&G Global Basics Fund	17,038	3,452	(168)	3,284
JNL/M&G Global Leaders Fund	13,048	2,180	(175)	2,005
JNL/Mellon Capital Management 10 x 10 Fund	189,812	17,994	(35,757)	(17,763)
JNL/Mellon Capital Management Index 5 Fund	156,457	19,513	(12,077)	7,436
JNL/Mellon Capital Management European 30 Fund	7,449	933	(40)	893
JNL/Mellon Capital Management Pacific Rim 30 Fund	13,003	1,746	(49)	1,697
JNL/Mellon Capital Management S&P 500 Index Fund	1,004,775	60,427	(87,717)	(27,290)
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	588,301	22,133	(69,161)	(47,028)
JNL/Mellon Capital Management Small Cap Index Fund	589,840	33,764	(57,471)	(23,707)
JNL/Mellon Capital Management International Index Fund	771,407	38,357	(64,325)	(25,968)
JNL/Mellon Capital Management Bond Index Fund	784,441	14,375	(13)	14,362
JNL/Oppenheimer Global Growth Fund	324,714	29,324	(42,853)	(13,529)
JNL/PAM Asia ex-Japan Fund	83,378	13,649	(2,106)	11,543
JNL/PAM China-India Fund	156,805	25,078	(3,810)	21,268
JNL/PIMCO Real Return Fund	1,789,611	18,056	(21,191)	(3,135)
JNL/PIMCO Total Return Bond Fund	2,803,485	74,603	(61,275)	13,328
JNL/PPM America High Yield Bond Fund	583,827	38,139	(21,109)	17,030
JNL/PPM America Mid Cap Value Fund	17,411	2,093	(1,532)	561
JNL/PPM America Small Cap Value Fund	18,488	2,851	(918)	1,933
JNL/PPM America Value Equity Fund	112,279	7,542	(11,685)	(4,143)
JNL/Red Rocks Listed Private Equity Fund	123,948	32,967	(1,359)	31,608
JNL/S&P Managed Conservative Fund	569,418	25,252	(30,441)	(5,189)
JNL/S&P Managed Moderate Fund	928,499	50,671	(85,679)	(35,008)
JNL/S&P Managed Moderate Growth Fund	1,665,422	95,435	(218,023)	(122,588)
JNL/S&P Managed Growth Fund	1,457,297	69,170	(239,041)	(169,871)
JNL/S&P Managed Aggressive Growth Fund	632,033	26,982	(124,187)	(97,205)
JNL/S&P Disciplined Moderate Fund	130,861	10,701	(10,997)	(296)
JNL/S&P Disciplined Moderate Growth Fund	163,693	16,602	(15,045)	1,557
JNL/S&P Disciplined Growth Fund	62,402	8,120	(4,077)	4,043
JNL/S&P Competitive Advantage Fund	242,637	44,915	(5,926)	38,989
JNL/S&P Dividend Income & Growth Fund	219,203	35,093	(13,760)	21,333
JNL/S&P Intrinsic Value Fund	206,851	65,875	(11,134)	54,741
JNL/S&P Total Yield Fund	215,573	62,813	(6,135)	56,678
JNL/S&P 4 Fund	482,934	82,813	(15,887)	66,926
JNL/Select Balanced Fund	737,777	60,968	(30,322)	30,646
JNL/Select Money Market Fund	1,182,882	-	-	-
JNL/Select Value Fund	791,630	77,683	(57,963)	19,720
JNL/T. Rowe Price Established Growth Fund	978,761	105,674	(57,461)	48,213
JNL/T. Rowe Price Mid-Cap Growth Fund	901,841	131,997	(64,259)	67,738
JNL/T. Rowe Price Short-Term Bond Fund	462,961	6,869	(6,612)	257
JNL/T. Rowe Price Value Fund	794,670	87,325	(109,542)	(22,217)

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures.  Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 25, 2009

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.